UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          September 30, 2009

Date of reporting period:         March 31, 2009

ITEM 1.  REPORT TO SHAREHOLDERS
===============================

(WELLS FARGO ADVANTAGE FUNDS LOGO)

(REDUCE CLUTTER. SAVE TREES. LOGO)
Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

(GRAPHIC)

Semi-Annual Report
March 31, 2009

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

-    WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

-    WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

-    WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

-    WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

REDUCE CLUTTER. SAVE TREES.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

Contents

LETTER TO SHAREHOLDERS ....................................................    2
PERFORMANCE HIGHLIGHTS
Asia Pacific Fund .........................................................    4
Emerging Markets Equity Fund ..............................................    6
International Core Fund ...................................................    8
International Equity Fund .................................................   10
FUND EXPENSES .............................................................   12
PORTFOLIO OF INVESTMENTS
Asia Pacific Fund .........................................................   14
Emerging Markets Equity Fund ..............................................   18
International Core Fund ...................................................   24
International Equity Fund .................................................   28
FINANCIAL STATEMENTS
Statements of Assets and Liabilities ......................................   38
Statements of Operations ..................................................   40
Statements of Changes in Net Assets .......................................   42
Financial Highlights ......................................................   46
NOTES TO FINANCIAL STATEMENTS .............................................   52
OTHER INFORMATION .........................................................   61
LIST OF ABBREVIATIONS .....................................................   66

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the WELLS FARGO ADVISOR(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF MARCH 31, 2009.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, THE WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

                2 Wells Fargo Advantage International Stock Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

LEADING UP TO THE BEGINNING OF THE PERIOD, A SERIES OF EXTRAORDINARY FINANCIAL AND ECONOMIC EVENTS AFFECTED THE FINANCIAL MARKETS IN THE UNITED STATES AND THROUGHOUT THE WORLD.

IN A FLIGHT TO SAFETY, INVESTORS WORLDWIDE BEGAN PURCHASING U.S. TREASURIES TO THE EXCLUSION OF ALMOST ALL OTHER ASSET TYPES.

GOVERNMENTS INJECTED CAPITAL INTO BANKS IN AN EFFORT TO REVIVE LENDING, OR AT LEAST TO SLOW ITS DECLINE.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage International Funds for the six-month period that ended March 31, 2009. Leading up to the beginning of the period, a series of extraordinary financial and economic events affected the financial markets in the United States and throughout the world. Events of particular note included the U.S. government's intervention on behalf of Fannie Mae and Freddie Mac, the collapse of investment bank Lehman Brothers, unprecedented dislocations in global credit markets, and the continued collapse of housing prices in the United States, along with a steady increase in the U.S. unemployment rate.

FORCES BEHIND THE CREDIT CRISIS AND ITS AFTERSHOCKS HAD GLOBAL CONSEQUENCES.

The financial institutions in the United States that either went bankrupt or received significant capital infusions from the U.S. government in September 2008 triggered events for credit default swaps (CDS). Briefly stated, a CDS transaction involves a buyer who makes periodic payments to a seller, and in return, the buyer receives a payoff from the seller if the underlying financial instrument defaults. Counterparties worldwide were exposed to massive losses as defaults escalated. Financial institutions in Germany, Britain, Iceland, and the Benelux(1) countries were either nationalized or bought toward the end of September. As a result of the systemic breakdown of the financial industry worldwide, the trust necessary to foster healthy lending between institutions was lost. Counterparties were skeptical that companies with opaque balance sheets and exotic derivative products would be able to meet debt obligations with other institutions. As a consequence, the short-term market for commercial paper froze in the fall of 2008. Borrowing costs, even on overnight loans, skyrocketed to unprecedented highs. In a flight to safety, investors worldwide began purchasing U.S. Treasuries to the exclusion of almost all other asset types. Governments, such as China, continued to add U.S. Treasuries to their already large foreign currency reserves.

Several measures were attempted to stave off a further deepening of the crisis. Denmark, Germany, Austria, Greece, and Ireland began insuring bank deposits, while Britain raised the covered limits. China cut its policy interest rate in September 2008 for the first time since 2002 and launched an economic stimulus package in November. Japan enacted three separate economic plans beginning in August 2008 and subsequently announced a fourth one at the end of March 2009. In October, the central banks of six different countries, including the United States, simultaneously announced a 50 basis point reduction in their respective interest rates. (100 basis points equal 1.00%.) Governments injected capital into banks in an effort to revive lending, or at least to slow its decline. Many governments, such as those of Switzerland and the United States, announced plans for managing the toxic assets that the banks were holding on their balance sheets.

The crisis in the worldwide financial system infected real economies. As developed countries slid further into recession, they drastically cut their imports. Export-dependent countries such as China, India, and Thailand felt the slowdown,

----------
(1.) Benelux includes Belgium, the Netherlands, and Luxembourg.

                Wells Fargo Advantage International Stock Funds 3


Letter to Shareholders

and, although they were less leveraged than their Western counterparts, their economies also suffered. Stock markets fell worldwide. Companies retrenched and cut costs, which led to rising unemployment and escalated the cycle of reduced demand. The price of crude oil, at all-time highs only a few months before, fell by over two-thirds on fears that the slowing global economy would not be able to support robust energy demand. Oil-dependent economies in Russia and Brazil plummeted.

At the end of the reporting period, the main argument over the future course of government-directed economic recovery plans centered on the amount of public debt that governments should incur to stimulate their economies. Some countries, notably Germany, were concerned that new infusions of money would cause inflation. Other countries were concerned that the stimulus plans already announced would not be enough to make up for the decrease in private consumption. The World Bank ended the first quarter of 2009 predicting a global slowdown of 1.7% in 2009, which, if accurate, would mark the first time that the global economy will have shrunk since World War II. The fear of inflation gave way to the prospect of deflation in the face of evaporating global demand for goods of all kinds

MANY VARIABLES ARE AT WORK IN THE MARKET.

While periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, WELLS FARGO ADVANTAGE FUNDS represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

               4 Wells Fargo Advantage International Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ASIA PACIFIC FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Anthony L. T. Cragg

FUND INCEPTION

December 31, 1993

COUNTRY ALLOCATION(1)
(AS OF MARCH 31, 2009)

                                   (PIE CHART)

United States                                (1%)
Canada                                       (1%)
Mongolia                                     (1%)
Vietnam                                      (1%)
Switzerland                                  (1%)
Morocco and Antilles                         (1%)
New Zealand                                  (1%)
India                                        (2%)
United Kingdom                               (3%)
Malaysia                                     (3%)
Taiwan                                       (5%)
Philippines                                  (5%)
Singapore                                    (8%)
Thailand                                     (8%)
South Korea                                  (8%)
China                                        (9%)
Japan                                       (15%)
Australia                                   (10%)
Hong Kong                                   (17%)

TEN LARGEST EQUITY HOLDINGS (2)
(AS OF MARCH 31, 2009)

Telstra Corporation Limited                2.39%
China Everbright Limited                   2.33%
Oriental Land Company Limited              1.98%
PNOC Energy Development Corporation        1.94%
Nippon Telegraph & Telephone Corporation   1.87%
Shanghai Industrial Holdings Limited       1.74%
Samsung Electronics Company Limited        1.65%
Mitsubishi Corporation                     1.61%
Beijing Enterprises Holdings Limited       1.59%
China Mobile (Hong Kong) Limited           1.53%

----------
(1.) Country allocation is subject to change. Cash and cash equivalents are not reflected in the calculations of country allocation.

(2.) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio. Holdings are subject to change and may have changed since the date specified.

                Wells Fargo Advantage International Stock Funds 5


Performance Highlights

                             WELLS FARGO ADVANTAGE ASIA PACIFIC FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2009)

                                           Including Sales Charge                 Excluding Sales Charge           Expense Ratio
                                   ------------------------------------   ------------------------------------   -----------------
ASIA PACIFIC FUND                  6 Month*   1 Year   5 Year   10 Year   6 Month*   1 Year   5 Year   10 Year   Gross(4)   Net(5)
-----------------                  --------   ------   ------   -------   --------   ------   ------   -------   --------   ------
Class A (WFAAX)                    (29.36)    (52.04)  (1.34)     4.44     (25.01)   (49.11)  (0.16)     5.06      2.00%    1.60%
Class C (WFCAX)                    (26.34)    (50.50)  (0.88)     4.46     (25.34)   (49.50)  (0.88)     4.46      2.75%    2.35%
Investor Class (SASPX)                                                     (24.98)   (49.07)  (0.17)     5.07      2.10%    1.65%
BENCHMARK
   MSCI AC Asia Pacific Index(6)                                           (23.55)   (40.45)  (1.69)     0.62

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to regional risk and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) Class A and Class C shares incepted on July 31, 2007. Performance shown for the Class A and Class C shares prior to inception reflects the performance of the Investor Class shares and includes expenses that are not applicable to and are higher than those of the Class A shares and lower than those of the Class C shares. Investor Class shares incepted on December 31, 1993. Performance shown prior to April 11, 2005, for the Investor Class shares reflects the performance of the Investor Class shares of the Strong Asia Pacific Fund.

(4.) Reflects the gross expense ratio as stated in the February 1, 2009, prospectus.

(5.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Morgan Stanley Capital International All Country Asia Pacific ("MSCI AC
     Asia Pacific") Index is a total return, capitalization-weighted index that measures the performance of stock markets in 15 Pacific region countries, including Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand. You cannot invest directly in an Index.

     Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

               6 Wells Fargo Advantage International Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Anthony L.T. Cragg
Alison Shimada

FUND INCEPTION

December 31, 1997

COUNTRY ALLOCATION(1)
(AS OF MARCH 31, 2009)

                                   (PIE CHART)

Russia                                                  (2%)
Scandinavia                                             (1%)
United States                                           (1%)
Eastern Asia                                           (41%)
Southeast Asia                                         (11%)
Australia                                               (2%)
Continental Europe                                      (7%)
India                                                   (1%)
Latin America and Caribbean                            (22%)
Middle East/Africa                                     (12%)

TEN LARGEST EQUITY HOLDINGS (2)
(AS OF MARCH 31, 2009)

Petroleo Brasileiro Class A SA ADR                    2.62%
China Mobile (Hong Kong) Limited                      2.54%
Teva Pharmaceutical Industries Limited ADR            2.32%
Companhia Vale do Rio Doce Preferred                  2.11%
Bezeq Israeli Telecommunication Corporation Limited   2.01%
Bank of China Limited                                 2.00%
Ambassador Hotel The                                  1.93%
AES Tiete SA                                          1.91%
SK Telecom Company Limited                            1.80%
Shanghai Industrial Holdings Limited                  1.79%

----------
(1.) Country allocation is subject to change. Cash and cash equivalents are not reflected in the calculations of country allocation.

(2.) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio. Holdings are subject to change and may have changed since the date specified.

               Wells Fargo Advantage International Stock Funds 7


Performance Highlights

                  WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2009)

                                           Including Sales Charge                  Excluding Sales Charge          Expense Ratio
                                    ------------------------------------   ------------------------------------   -----------------
EMERGING MARKETS EQUITY FUND        6 Month*   1 Year   5 Year   10 Year   6 Month*   1 Year   5 Year   10 Year   Gross(4)   Net(5)
----------------------------        --------   ------   ------   -------   --------   ------   ------   -------   --------   ------
Class A (MFAAX)                     (30.26)    (50.27)   0.43     9.02      (26.00)   (47.24)   1.62      9.67      2.03%    1.90%
Class B (MFFBX)**                   (31.25)    (52.62)   0.48     9.37      (26.25)   (47.62)   0.87      9.37      2.78%    2.65%
Class C (MFFCX)                     (27.24)    (48.63)   0.84     8.75      (26.24)   (47.63)   0.84      8.75      2.78%    2.65%
Administrator Class (MNEFX)                                                 (25.87)   (47.08)   1.92     10.00      1.85%    1.60%
BENCHMARK
   MSCI Emerging Markets Index(6)                                           (26.91)   (47.07)   5.91      7.84


*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to regional risk and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) Class A, Class B, and Class C shares incepted on October 31, 2001.
     Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. The Administrator Class shares incepted on December 31, 1997. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

(4.) Reflects the gross expense ratio as stated in the February 1, 2009, prospectus.

(5.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Morgan Stanley Capital International Emerging Markets (MSCI Emerging
     Markets) Index is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The Index is currently comprised of 25 emerging market country indices. You cannot invest directly in an Index.

     Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

                8 Wells Fargo Advantage International Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Evergreen Investment Management Company, LLC

PORTFOLIO MANAGERS

Francis Claro, CFA

FUND INCEPTION
September 28, 2001

COUNTRY ALLOCATION(1)
(AS OF MARCH 31, 2009)

                                   (PIE CHART)

Australia                                        (5%)
Continental Europe                              (55%)
Eastern Asia                                     (2%)
Scandinavia                                      (3%)
Canada                                           (3%)
Japan                                           (11%)
Russia                                           (1%)
Middle East/Africa                               (1%)
United States                                    (5%)
United Kingdom                                  (14%)

TEN LARGEST EQUITY HOLDINGS (2)
(AS OF MARCH 31, 2009)

Deutsche Telekom AG                             3.00%
Roche Holdings AG Genusschein                   2.93%
Fresenius AG                                    2.86%
Koninklijke (Royal) KPN NV                      2.51%
France Telecom SA                               2.36%
Lonza Group AG                                  2.13%
BP plc                                          2.07%
Deutsche Boerse AG                              2.03%
Experian Group Limited                          2.01%
Muenchener Rueckversicherungs Gesellschaft AG   2.00%

----------
(1.) Country allocation is subject to change. Cash and cash equivalents are not reflected in the calculations of country allocation.

(2.) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio. Holdings are subject to change and may have changed since the date specified.

                Wells Fargo Advantage International Stock Funds 9


Performance Highlights

                       WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2009)

                                   Including Sales Charge               Excluding Sales Charge         Expense Ratio
                            ------------------------------------ ------------------------------------ ---------------
INTERNATIONAL CORE FUND     6 Month*  1 Year 5 Year Life of Fund 6 Month*  1 Year 5 Year Life of Fund Gross(4) Net(5)
--------------------------- -------- ------- ------ ------------ -------- ------- ------ ------------ -------- ------
Class A (WFIAX)              (37.22) (50.93) (6.02)    (1.54)     (33.41) (47.93) (4.91)    (0.76)     3.31%    1.50%
Class B (WFIBX)**            (38.69) (53.33) (5.97)    (1.11)     (33.69) (48.33) (5.47)    (1.11)     4.06%    2.25%
Class C (WFICX)              (34.68) (49.32) (5.43)    (1.13)     (33.68) (48.32) (5.43)    (1.13)     4.06%    2.25%
Administrator Class (WFIDX)                                       (33.30) (47.81) (4.74)    (0.64)     3.13%    1.25%
BENCHMARK
   MSCI EAFE Index(6)                                             (31.11) (46.51) (2.18)     2.05

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) Class A, Class B, and Class C shares incepted on September 28, 2001.
     Performance shown prior to April 11, 2005, for the Class A, Class B, and Class C shares reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor International Core Fund, the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges, as applicable. Administrator Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class A shares and includes expenses that are not applicable to and are higher than those of the Administrator Class shares but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.

(4.) Reflects the gross expense ratio as stated in the February 1, 2009, prospectus.

(5.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Morgan Stanley Capital International Europe, Australasia and Far East
     ("MSCI EAFE") Index(SM) an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

     Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

               10 Wells Fargo Advantage International Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Artisan Partners Limited Partnership Evergreen Investment Management Company,
LLC

LSV Asset Management

PORTFOLIO MANAGERS

Francis Claro, CFA
Josef Lakonishok
Puneet Mansharamani, CFA
Menno Vermeulen, CFA
Mark L. Yockey, CFA

FUND INCEPTION

September 24, 1997

COUNTRY ALLOCATION(1)
(AS OF MARCH 31, 2009)

                                   (PIE CHART)

Australia                                        (3%)
Continental Europe                              (50%)
Eastern Asia                                     (6%)
Canada                                           (3%)
Russia                                           (1%)
Scandinavia                                      (3%)
Latin America                                    (1%)
Japan                                           (15%)
United States                                    (2%)
United Kingdom                                  (15%)
Southeast Asia                                   (1%)

TEN LARGEST EQUITY HOLDINGS (2)
(AS OF MARCH 31, 2009)

Telefonica SA                                   2.37%
Nestle SA                                       2.15%
Roche Holdings AG Genusschein                   1.90%
France Telecom SA                               1.83%
Muenchener Rueckversicherungs Gesellschaft AG   1.62%
BP plc                                          1.54%
ASML Holding NV                                 1.53%
Japan Tobacco Incorporated                      1.38%
Vinci SA                                        1.34%
Bayer AG                                        1.29%

----------
(1.) Country allocation is subject to change. Cash and cash equivalents are not reflected in the calculations of country allocation.

(2.) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio. Holdings are subject to change and may have changed since the date specified.

               Wells Fargo Advantage International Stock Funds 11


Performance Highlights

                     WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2009)

                                   Including Sales Charge              Excluding Sales Charge          Expense Ratio
                             ----------------------------------  ----------------------------------  ----------------
INTERNATIONAL EQUITY FUND    6 Month*   1 Year  5 Year  10 Year  6 Month*   1 Year  5 Year  10 Year  Gross(4)  Net(5)
-------------------------    --------  -------  ------  -------  --------  -------  ------  -------  --------  ------
Class A (SILAX)               (36.41)  (50.88)  (5.79)   (2.53)   (32.55)  (47.89)  (4.66)   (1.95)    1.68%    1.41%
Class B (SILBX)**             (37.82)  (53.28)  (5.89)   (2.48)   (32.82)  (48.28)  (5.38)   (2.48)    2.43%    2.16%
Class C (WFECX)               (33.74)  (49.25)  (5.36)   (2.70)   (32.74)  (48.25)  (5.36)   (2.70)    2.43%    2.16%
Administrator Class (WFIEX)                                       (32.46)  (47.77)  (4.43)   (1.73)    1.50%    1.25%
Institutional Class (WFISX)                                       (32.47)  (47.68)  (4.33)   (1.68)    1.23%    0.99%
Investor Class (WIEVX)                                            (32.50)  (47.86)  (4.65)   (2.60)    1.78%    1.46%
BENCHMARK
   MSCI EAFE Index(6)                                             (31.11)  (46.51)  (2.18)   (0.84)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) Class A and Class B shares incepted on September 24, 1997. Class C shares incepted on April 1, 1998. Administrator Class shares incepted on November 8, 1999. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Institutional Class shares incepted on August 31, 2006. Performance shown prior to the inception of the Institutional Class reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to November 8, 1999, for the Administrator Class shares and Institutional Class shares reflects the performance of the Class A shares and includes expenses that are not applicable to and are higher than those of the Administrator Class shares and Institutional Class shares but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Investor Class shares incepted on July 18, 2008. Performance shown prior to the inception of the Investor Class shares reflect the performance of the Class A shares, and includes sales charges and expenses that are not applicable to and are higher than those of the Investor Class shares.

(4.) Reflects the gross expense ratio as stated in the February 1, 2009, prospectus.

(5.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Morgan Stanley Capital International Europe, Australasia and Far East
     ("MSCI EAFE")(SM) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

     Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

               12 Wells Fargo Advantage International Stock Funds


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from October 1, 2008 to March 31, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                       Beginning         Ending        Expenses
                                                     Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE ASIA PACIFIC FUND               10-01-2008       03-31-2009     Period(1)    Expense Ratio
---------------------------------------              -------------   -------------   -----------   -------------
CLASS A
   Actual                                              $1,000.00       $   749.90       $ 6.98         1.60%
   Hypothetical (5% return before expenses)            $1,000.00       $ 1,016.95       $ 8.05         1.60%
CLASS C
   Actual                                              $1,000.00       $   746.60       $10.23         2.35%
   Hypothetical (5% return before expenses)            $1,000.00       $ 1,013.21       $11.80         2.35%
INVESTOR CLASS
   Actual                                              $1,000.00       $   750.20       $ 7.20         1.65%
   Hypothetical (5% return before expenses)            $1,000.00       $ 1,016.70       $ 8.30         1.65%
WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND
CLASS A
   Actual                                              $1,000.00       $   740.00       $ 8.24         1.90%
   Hypothetical (5% return before expenses)            $1,000.00       $ 1,015.46       $ 9.55         1.90%
CLASS B
   Actual                                              $1,000.00       $   737.50       $11.48         2.65%
   Hypothetical (5% return before expenses)            $1,000.00       $ 1,011.72       $13.29         2.65%
CLASS C
   Actual                                              $1,000.00       $   737.60       $11.48         2.65%
   Hypothetical (5% return before expenses)            $1,000.00       $ 1,011.72       $13.29         2.65%
ADMINISTRATOR CLASS
   Actual                                              $1,000.00       $   741.30       $ 6.95         1.60%
   Hypothetical (5% return before expenses)            $1,000.00       $ 1,016.95       $ 8.05         1.60%

               Wells Fargo Advantage International Stock Funds 13


Fund Expenses

                                                       Beginning         Ending        Expenses
                                                     Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND          10-01-2008      03-31-2009     Period(1)    Expense Ratio
---------------------------------------------        -------------   -------------   -----------   -------------
CLASS A
   Actual                                              $1,000.00       $   665.90       $ 6.23         1.50%
   Hypothetical (5% return before expenses)            $1,000.00       $ 1,017.45       $ 7.54         1.50%
CLASS B
   Actual                                              $1,000.00       $   663.10       $ 9.33         2.25%
   Hypothetical (5% return before expenses)            $1,000.00       $ 1,013.71       $11.30         2.25%
CLASS C
   Actual                                              $1,000.00       $   663.20       $ 9.33         2.25%
   Hypothetical (5% return before expenses)            $1,000.00       $ 1,013.71       $11.30         2.25%
ADMINISTRATOR CLASS
   Actual                                              $1,000.00       $   667.00       $ 5.20         1.25%
   Hypothetical (5% return before expenses)            $1,000.00       $ 1,018.70       $ 6.29         1.25%
WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND
CLASS A
   Actual                                              $1,000.00       $   674.50       $ 5.89         1.41%
   Hypothetical (5% return before expenses)            $1,000.00       $ 1,017.90       $ 7.09         1.41%
CLASS B
   Actual                                              $1,000.00       $   671.80       $ 9.00         2.16%
   Hypothetical (5% return before expenses)            $1,000.00       $ 1,014.16       $10.85         2.16%
CLASS C
   Actual                                              $1,000.00       $   672.60       $ 9.01         2.16%
   Hypothetical (5% return before expenses)            $1,000.00       $ 1,014.16       $10.85         2.16%
ADMINISTRATOR CLASS
   Actual                                              $1,000.00       $   675.40       $ 5.22         1.25%
   Hypothetical (5% return before expenses)            $1,000.00       $ 1,018.70       $ 6.29         1.25%
INSTITUTIONAL CLASS
   Actual                                              $1,000.00       $   675.30       $ 4.14         0.99%
   Hypothetical (5% return before expenses)            $1,000.00       $ 1,020.00       $ 4.99         0.99%
INVESTOR CLASS
   Actual                                              $1,000.00       $   675.00       $ 6.10         1.46%
   Hypothetical (5% return before expenses)            $1,000.00       $ 1,017.65       $ 7.34         1.46%

----------
(1.) Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

               14 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2009 (Unaudited)

ASIA PACIFIC FUND

  SHARES     SECURITY NAME                                                                                      VALUE
  ------     --------------------------------------------------------------------------------------------   ------------
COMMON STOCKS: 92.30%
AUSTRALIA: 9.19%
   129,000   BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                $  2,862,340
   903,203   KINGSGATE CONSOLIDATED LIMITED (METAL MINING)                                                     3,278,390
 1,080,000   LIHIR GOLD LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                     2,463,215
    65,300   RIO TINTO LIMITED (METAL MINING)                                                                  2,568,645
   562,600   SINO GOLD MINING LIMITED (COAL MINING)+                                                           2,069,475
 5,596,200   ST BARBARA LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                     1,653,815
 2,120,000   STRAITS RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)              1,872,166
 2,366,400   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                      5,281,994
                                                                                                              22,050,040
                                                                                                            ------------
CANADA: 1.00%
   345,000   SINO-FOREST CORPORATION (FORESTRY)                                                                2,405,259
                                                                                                            ------------
CHINA: 8.57%
   458,000   ANHUI CONCH CEMENT COMPANY LIMITED (ENGINEERING CONSTRUCTION)                                     2,526,192
 1,534,000   BEIJING CAPITAL INTERNATIONAL AIRPORT COMPANY LIMITED CLASS H (ENGINEERING,
             ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                                                 682,825
 3,719,000   CHINA COMMUNICATION SERVICES CORPORATION LIMITED (COMMUNICATIONS)                                 2,226,429
   420,000   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                         1,392,666
 3,436,000   CHINA OILFIELD SERVICES LIMITED CLASS H (OIL & GAS EXTRACTION)                                    2,717,555
 4,850,000   CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                  3,103,760
 1,046,000   CHINA YURUN FOOD GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                          1,333,378
   965,000   HAINAN MEILAN INTERNATIONAL AIRPORT COMPANY LIMITED (TRANSPORTATION BY AIR)                         458,184
 4,998,000   INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)                   2,598,759
 4,183,500   SINO-OCEAN LAND HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                             2,752,800
 1,070,000   ZIJIN MINING GROUP COMPANY LIMITED CLASS H (METAL MINING)                                           762,057
                                                                                                              20,554,605
                                                                                                            ------------
HONG KONG: 15.94%
 9,187,000   BANK OF CHINA LIMITED (DEPOSITORY INSTITUTIONS)                                                   3,046,292
   847,000   BEIJING ENTERPRISES HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                         3,529,804
 3,326,000   CHINA EVERBRIGHT LIMITED (DEPOSITORY INSTITUTIONS)                                                5,166,702
 2,052,000   CHINA GREEN HOLDINGS LIMITED (AGRICULTURAL SERVICES)                                              1,209,924
 1,803,500   CHINA HUIYUAN JUICE GROUP (FOOD & KINDRED PRODUCTS)+                                              1,149,497
   389,000   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)<<                                               3,387,802
 1,310,000   CHINA SHIPPING DEVELOPMENT COMPANY LIMITED CLASS H (PETROLEUM REFINING & RELATED INDUSTRIES)      1,240,601
 1,781,000   CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                           1,764,777
 5,133,100   FIRST PACIFIC COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            1,761,676
10,828,600   NAGACORP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                               977,991
 6,712,666   QIN JIA YUAN MEDIA SERVICES COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)            1,056,622
 1,390,000   SHANGHAI INDUSTRIAL HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                         3,846,863
 7,170,000   SINOFERT HONG KONG HOLDING LIMITED (CHEMICALS & ALLIED PRODUCTS)                                  3,154,556
 3,882,000   SJM HOLDINGS LIMITED (CASINO & GAMING)+                                                             906,565
   633,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                   2,021,360
 7,130,000   TIANJIN DEVELOPMENT HOLDINGS LIMITED (BUSINESS SERVICES)                                          2,640,196
 3,174,600   VITASOY INTERNATIONAL HOLDINGS LIMITED (FOOD & KINDRED PRODUCTS)                                  1,359,852
                                                                                                              38,221,080
                                                                                                            ------------
INDIA: 2.25%
   243,350   EDELWEISS CAPITAL LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)           1,237,974
   364,000   MARICO LIMITED (GENERAL MERCHANDISE STORES)                                                         432,624
    44,200   NESTLE INDIA LIMITED (FOOD & KINDRED PRODUCTS)                                                    1,355,925
    40,340   RELIANCE INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         1,212,347
    54,500   STATE BANK OF INDIA LIMITED (DEPOSITORY INSTITUTIONS)                                             1,146,289
                                                                                                            ------------
                                                                                                               5,385,159

               Wells Fargo Advantage International Stock Funds 15


Portfolio of Investments--March 31, 2009 (Unaudited)

ASIA PACIFIC FUND

  SHARES     SECURITY NAME                                                                                      VALUE
  ------     --------------------------------------------------------------------------------------------   ------------
JAPAN: 14.00%
   133,800   DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                   $  2,227,634
    23,800   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                               1,594,120
   608,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)            1,977,835
       255   INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                               1,759,509
     1,166   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                     3,085,067
     2,100   JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)                                       1,395,969
   149,900   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          1,620,377
   196,000   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS &
             EQUIPMENT STORES)                                                                                 2,116,725
   275,000   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                        3,569,985
   241,000   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                             1,158,923
     9,000   NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                            2,586,756
   110,000   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                         4,145,072
   220,000   NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                837,905
    69,200   ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                   4,390,322
    77,000   SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                             1,116,280
                                                                                                              33,582,479
                                                                                                            ------------
MALAYSIA: 2.76%
 5,645,800   AIRASIA BHD (TRANSPORTATION BY AIR)+                                                              1,455,782
 1,241,100   GENTING BHD (HOLDING & OTHER INVESTMENT OFFICES)                                                  1,252,845
 1,404,800   KLCC PROPERTY HOLDINGS BERHAD (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                1,156,055
 1,640,300   TENAGA NASIONAL BERHAD (ELECTRIC, GAS & SANITARY SERVICES)                                        2,744,707
                                                                                                               6,609,389
                                                                                                            ------------
MONGOLIA: 1.12%
 3,437,000   REAL GOLD MINING LIMITED (METAL MINING)+                                                          2,696,173
                                                                                                            ------------
MOROCCO AND ANTILLES: 1.30%
   152,100   BRITISH AMERICAN TOBACCO MALAYSIA BHD (TOBACCO PRODUCTS)                                          1,898,382
   591,500   PUBLIC BANK BHD (DEPOSITORY INSTITUTIONS)                                                         1,225,024
                                                                                                               3,123,406
                                                                                                            ------------
NEW ZEALAND: 1.31%
   780,625   CAVOTEC MSL HOLDINGS LIMITED (AGRICULTURAL SERVICES)                                              1,336,037
 1,119,130   SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)         1,794,080
                                                                                                               3,130,117
                                                                                                            ------------
PHILIPPINES: 4.29%
27,499,800   ALLIANCE GLOBAL GROUP INCORPORATED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                        887,733
   165,700   GLOBE TELECOM INCORPORATED (COMMUNICATIONS)                                                       2,863,104
 8,813,500   MANILA WATER COMPANY (FOOD & KINDRED PRODUCTS)                                                    2,006,177
53,337,500   PNOC ENERGY DEVELOPMENT CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                           4,304,527
14,209,000   VISTA LAND & LIFESCAPES INCORPORATED (DEPOSITORY INSTITUTIONS)                                      229,343
                                                                                                              10,290,884
                                                                                                            ------------
SINGAPORE: 7.29%
 2,287,000   ASCENDAS REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                             1,834,472
 2,004,900   BANYAN TREE HOLDINGS LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                   494,321
 1,432,000   COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                       1,280,463
 1,714,000   FORTUNE REAL ESTATE INVESTMENT TRUST (REAL ESTATE)                                                  590,455
 3,492,000   PARKWAY LIFE REAL ESTATE INVESTMENT TRUST (REAL ESTATE)                                           1,744,909
 3,034,000   PEOPLES FOOD HOLDINGS LIMITED (FOOD & KINDRED PRODUCTS)                                             977,455
 1,248,000   SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                1,485,177

               16 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2009 (Unaudited)

ASIA PACIFIC FUND

  SHARES     SECURITY NAME                                                                                      VALUE
  ------     --------------------------------------------------------------------------------------------   ------------
SINGAPORE (continued)
 1,014,000   SIA ENGINEERING COMPANY (BUSINESS SERVICES)                                                    $  1,246,708
 2,717,800   SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                  1,384,855
   416,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
             & OPERATIVE BUILDERS)                                                                               672,843
   764,000   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                             1,270,864
 2,192,000   SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                2,205,043
 1,099,000   WILMAR INTERNATIONAL LIMITED (FOOD & KINDRED PRODUCTS)                                            2,290,562
                                                                                                              17,478,127
                                                                                                            ------------
SOUTH KOREA: 7.45%
    45,300   HYUNDAI MOBIS (TRANSPORTATION EQUIPMENT)                                                          2,606,817
    79,620   KOREA ELECTRIC POWER CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                              1,464,904
    46,800   KT&G CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                              2,574,719
   402,500   LG TELECOM LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                        2,452,973
    20,500   NHN CORPORATION (BUSINESS SERVICES)+                                                              2,237,846
     8,900   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
             & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                          3,654,582
         1   SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                             13
    20,700   SK TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                       2,873,233
                                                                                                              17,865,087
                                                                                                            ------------
SWITZERLAND: 0.63%
   367,400   ZTE CORPORATION (COMMUNICATIONS)                                                                  1,495,558
                                                                                                            ------------
TAIWAN: 3.89%
 1,957,100   AMBASSADOR HOTEL THE (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                         2,181,481
 6,378,000   EVA AIRWAYS CORPORATION (TRANSPORTATION BY AIR)+                                                  1,572,307
 4,332,000   FUHWA FINANCIAL HOLDINGS COMPANY LIMITED (SECURITY & COMMODITY BROKERS,
             DEALERS, EXCHANGES & SERVICES)                                                                    1,980,007
 1,510,587   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (SEMICONDUCTORS)                               2,289,578
 1,608,000   UNI-PRESIDENT ENTERPRISES CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                         1,303,963
                                                                                                               9,327,336
                                                                                                            ------------
THAILAND: 7.30%
 1,541,700   AIRPORTS OF THAILAND PCL (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
             RELATED SERVICES)                                                                                   695,536
   642,300   BANGKOK BANK PCL (FOREIGN REGISTERED) (FINANCIAL SERVICES)                                        1,358,311
 3,170,000   BUMRUNGRAD HOSPITAL PCL (HEALTH SERVICES)                                                         1,599,972
 1,770,000   ELECTRICITY GENERATING PCL (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                        3,368,814
 2,091,400   GLOW ENERGY PCL (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          1,238,387
   991,600   KASIKORNBANK PCL (FOREIGN REGISTERED) (DEPOSITORY INSTITUTIONS)                                   1,265,188
10,156,100   MAJOR CINEPLEX GROUP PCL (FOREIGN REGISTERED) (BUSINESS SERVICES)                                 1,875,721
12,030,900   MINOR INTERNATIONAL PCL (FOREIGN REGISTERED) (HOTELS, ROOMING HOUSES,
             CAMPS & OTHER LODGE PLACES)+                                                                      2,188,053
 7,135,000   PRECIOUS SHIPPING PCL (FOREIGN REGISTERED) (WATER TRANSPORTATION)                                 2,072,198
   676,600   PTT EXPLORATION & PRODUCTION COMPANY LIMITED (OIL & GAS EXTRACTION)                               1,855,332
                                                                                                              17,517,512
                                                                                                            ------------
UNITED KINGDOM: 2.28%
 5,946,708   GUINNESS PEAT GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  2,578,369
 1,921,582   MAXJET AIRWAYS GDR (TRANSPORTATION BY AIR)+(a)(i)++                                                       0

               Wells Fargo Advantage International Stock Funds 17


Portfolio of Investments--March 31, 2009 (Unaudited)

ASIA PACIFIC FUND

  SHARES     SECURITY NAME                                                                                      VALUE
  ------     --------------------------------------------------------------------------------------------   ------------
UNITED KINGDOM (continued)
   231,500   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                               $  2,878,222
                                                                                                               5,456,591
                                                                                                            ------------
USA: 0.59%
    60,400   SINA CORPORATION (BUSINESS SERVICES)                                                              1,404,300
                                                                                                            ------------
VIETNAM: 1.14%
   680,000   SAIGON SECURITIES INCORPORATED (DEPOSITORY INSTITUTIONS)                                          1,050,738
 2,700,000   VIETNAM PROPERTY FUND LIMITED (MUTUAL FUNDS)+(a)(i)                                               1,687,500
                                                                                                               2,738,238
                                                                                                            ------------
TOTAL COMMON STOCKS (COST $291,490,504)                                                                      221,331,340
                                                                                                            ------------
COLLATERAL FOR SECURITIES LENDING: 0.13%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 0.13%
   203,002   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                                           203,002
    69,646   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B                                            55,717
    49,694   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES C                                            43,974
                                                                                                                 302,693
                                                                                                            ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $322,342)                                                          302,693
                                                                                                            ------------
SHORT-TERM INVESTMENTS: 2.80%
MUTUAL FUNDS: 2.80%
 6,726,450   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                      6,726,450
                                                                                                            ------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,726,450)                                                                 6,726,450
                                                                                                            ------------
TOTAL INVESTMENTS IN SECURITIES (COST $298,539,296)*    95.23%                                              $228,360,483
OTHER ASSETS AND LIABILITIES, NET                        4.77                                                 11,437,865
                                                       ------                                               ------------
TOTAL NET ASSETS                                       100.00%                                              $239,798,348
                                                       ------                                               ------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $6,726,450.

* Cost for federal income tax purposes is $299,409,284 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  9,454,041
Gross unrealized depreciation                 (80,502,842)
                                             ------------
Net unrealized appreciation (depreciation)   $(71,048,801)

The accompanying notes are an integral part of these financial statements.

               18 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2009 (Unaudited)

EMERGING MARKETS EQUITY FUND

  SHARES     SECURITY NAME                                                                                     VALUE
  ------     --------------------------------------------------------------------------------------------   ------------
COMMON STOCKS: 91.34%
AUSTRALIA: 1.55%
   309,666   SINO GOLD MINING LIMITED (COAL MINING)+                                                        $  1,139,079
   470,000   STRAITS RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                415,056
                                                                                                               1,554,135
                                                                                                            ------------
BRAZIL: 9.57%
   232,900   AES TIETE SA (ELECTRIC, GAS & SANITARY SERVICES)                                                  1,783,082
    63,800   CIA DE TRANSMISSAO DE ENERGIA ELETRICA PAULISTA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
             & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                         1,327,018
    79,200   ENERGIAS DO BRAZIL SA (ELECTRIC DISTRIBUTION, TRANSMISSION)                                         830,324
   100,000   PETROLEO BRASILEIRO CLASS A SA ADR (OIL COMPANIES)<<                                              2,450,000
    49,100   PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)<<                                                      1,496,077
    99,500   SLC AGRICOLA SA (AGRICULTURAL PRODUCTION LIVESTOCK & ANIMAL SPECIALIZED)+                           536,157
     6,800   TELECOMUNICACOES DE SAO PAULO SA (COMMUNICATIONS)<<                                                 141,304
   138,300   TRACTEBEL ENERGIA SA (ELECTRIC, GAS & SANITARY SERVICES)                                          1,020,072
                                                                                                               9,584,034
                                                                                                            ------------
CAYMAN ISLANDS: 0.57%
    11,300   NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED (EDUCATIONAL SERVICES)+                      567,825
                                                                                                            ------------
CHILE: 3.06%
 3,234,000   AGUAS ANDINAS SA CLASS A (ELECTRIC, GAS & SANITARY SERVICES)                                      1,059,782
    82,000   CIA CERVECERIAS UNIDAS SA (FOOD & KINDRED PRODUCTS)                                                 460,753
    28,677   CIA CERVECERIAS UNIDAS SA ADR (FOOD & KINDRED PRODUCTS)<<                                           805,824
    63,300   EMPRESA NACIONAL DE TELECOMUNICACIONES SA (COMMUNICATIONS)                                          733,079
                                                                                                               3,059,438
                                                                                                            ------------
CHINA: 8.37%
   235,000   ANHUI CONCH CEMENT COMPANY LIMITED (ENGINEERING CONSTRUCTION)                                     1,296,190
 1,192,000   BEIJING CAPITAL INTERNATIONAL AIRPORT COMPANY LIMITED CLASS H (ENGINEERING,
             ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                                                 530,591
 1,588,000   CHINA COMMUNICATION SERVICES CORPORATION LIMITED (COMMUNICATIONS)                                   950,677
 1,376,000   CHINA OILFIELD SERVICES LIMITED CLASS H (OIL & GAS EXTRACTION)                                    1,088,287
 2,520,000   CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                  1,612,675
   303,000   CHINA YURUN FOOD GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                            386,246
   647,400   GUANGZHOU R&F PROPERTIES COMPANY LIMITED (REAL ESTATE)                                              751,761
 1,952,000   INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)                   1,014,961
 1,126,000   SINO-OCEAN LAND HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                               740,923
                                                                                                               8,372,211
                                                                                                            ------------
CZECH REPUBLIC: 1.33%
    67,000   TELEFONICA O2 CZECH REPUBLIC AS (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                        1,328,192
                                                                                                            ------------
EGYPT: 1.26%
    52,300   ORASCOM CONSTRUCTION INDUSTRIES (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                          1,257,224
                                                                                                            ------------
HONG KONG: 11.60%
 5,621,000   BANK OF CHINA LIMITED (DEPOSITORY INSTITUTIONS)                                                   1,863,852
   347,400   BEIJING ENTERPRISES HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                         1,447,761
   788,000   CHINA HUIYUAN JUICE GROUP (FOOD & KINDRED PRODUCTS)+                                                502,248
   272,500   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                 2,373,203
 1,484,600   FIRST PACIFIC COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              509,514
   364,500   LI NING COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                           601,966
   603,000   SHANGHAI INDUSTRIAL HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                         1,668,819
 2,271,000   SINOFERT HONG KONG HOLDING LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    999,163

               Wells Fargo Advantage International Stock Funds 19


Portfolio of Investments--March 31, 2009 (Unaudited)

EMERGING MARKETS EQUITY FUND

  SHARES     SECURITY NAME                                                                                     VALUE
  ------     --------------------------------------------------------------------------------------------   ------------
HONG KONG (continued)
 1,697,000   SJM HOLDINGS LIMITED (CASINO & GAMING)+                                                        $    396,301
 3,372,000   TIANJIN DEVELOPMENT HOLDINGS LIMITED (BUSINESS SERVICES)                                          1,248,631
                                                                                                              11,611,458
                                                                                                            ------------
INDIA: 1.36%
   110,136   EDELWEISS CAPITAL LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             560,286
    26,200   NESTLE INDIA LIMITED (FOOD & KINDRED PRODUCTS)                                                      803,739
                                                                                                               1,364,025
                                                                                                            ------------
ISRAEL: 4.04%
 1,200,000   BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED (COMMUNICATIONS)                              1,877,000
    48,200   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                   2,171,410
                                                                                                               4,048,410
                                                                                                            ------------
MALAYSIA: 1.30%
    39,400   BRITISH AMERICAN TOBACCO MALAYSIA BHD (TOBACCO PRODUCTS)                                            491,757
   484,700   TENAGA NASIONAL BERHAD (ELECTRIC, GAS & SANITARY SERVICES)                                          811,046
                                                                                                               1,302,803
                                                                                                            ------------
MEXICO: 5.38%
   688,900   EMPRESAS ICA SOCIEDAD CONTROLADORA SA DE CV (BUILDING CONSTRUCTION-GENERAL
             CONTRACTORS & OPERATIVE BUILDERS)+                                                                1,167,215
   633,000   GRUPO CONTINENTAL SA (FOOD & KINDRED PRODUCTS)+                                                   1,022,899
   151,500   INDUSTRIA PENOLES SA DE CV (NON-FERROUS METALS)                                                   1,588,156
   457,500   KIMBERLY CLARK DE MEXICO SA CLASS A (PAPER & ALLIED PRODUCTS)                                     1,485,058
   258,900   PROMOTORA AMBIENTAL SAB DE CV (PETROLEUM REFINING & RELATED INDUSTRIES)+                            127,942
                                                                                                               5,391,270
                                                                                                            ------------
MONGOLIA: 0.48%
   609,000   REAL GOLD MINING LIMITED (METAL MINING)+                                                            477,733
                                                                                                            ------------
NORWAY: 0.62%
   310,400   COPEINCA ASA (FISHING, HUNTING & TRAPPING)+                                                         623,553
                                                                                                            ------------
PHILIPPINES: 4.49%
21,843,000   ALLIANCE GLOBAL GROUP INCORPORATED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                        705,123
    70,190   GLOBE TELECOM INCORPORATED (COMMUNICATIONS)                                                       1,212,802
 5,508,000   MANILA WATER COMPANY (FOOD & KINDRED PRODUCTS)                                                    1,253,761
16,382,000   PNOC ENERGY DEVELOPMENT CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                           1,322,086
                                                                                                               4,493,772
                                                                                                            ------------
POLAND: 1.11%
   205,000   TELEKOMUNIKACJA POLSKA SA (COMMUNICATIONS)                                                        1,108,013
                                                                                                            ------------
RUSSIA: 2.41%
   103,400   GAZPROM ADR (OIL & GAS EXTRACTION)                                                                1,540,660
    13,400   GAZPROM OAO (OIL & GAS EXTRACTION)                                                                  198,990
   156,900   ROSNEFT OIL COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                       673,101
                                                                                                               2,412,751
                                                                                                            ------------
SAUDI ARABIA: 2.00%
    37,700   IMPALA PLATINUM HOLDINGS LIMITED (METAL MINING)                                                     629,826
   868,200   NEW CLICKS HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                                                1,374,822
                                                                                                               2,004,648
                                                                                                            ------------

               20 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2009 (Unaudited)

EMERGING MARKETS EQUITY FUND

  SHARES     SECURITY NAME                                                                                     VALUE
  ------     --------------------------------------------------------------------------------------------   ------------
SOUTH AFRICA: 3.47%
   125,400   MTN GROUP LIMITED (COMMUNICATIONS)                                                             $  1,390,024
    44,800   NASPERS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                          756,717
   158,064   STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)<<                                           1,326,586
                                                                                                               3,473,327
                                                                                                            ------------
SOUTH KOREA: 8.13%
     8,330   DONGWON INDUSTRIES COMPANY LIMITED (TRANSPORTATION BY AIR)                                          512,476
     6,548   HITE BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)+                                             648,567
    10,000   HYUNDAI DEPARTMENT STORE COMPANY LIMITED (GENERAL MERCHANDISE STORES)                               516,899
     9,600   HYUNDAI MOBIS (TRANSPORTATION EQUIPMENT)                                                            552,438
    21,000   KB FINANCIAL GROUP INCORPORATED (UTILITY - ELECTRIC)+                                               500,235
    50,840   KOREA ELECTRIC POWER CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                935,390
    82,400   LG TELECOM LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                          502,174
     3,950   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                            1,621,977
    37,679   SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                        670,083
    12,100   SK TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                       1,679,523
                                                                                                               8,139,762
                                                                                                            ------------
SWITZERLAND: 1.67%
 1,240,000    ANHUI EXPRESSWAY COMPANY (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)           555,157
   766,000    HUANENG POWER INTERNATIONAL INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                       507,992
   150,000    ZTE CORPORATION (COMMUNICATIONS)                                                                   610,598
                                                                                                               1,673,847
                                                                                                            ------------
TAIWAN: 10.46%
 1,620,100   AMBASSADOR HOTEL THE (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                         1,805,844
   273,153   CHUNGHWA TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                   498,589
 1,357,500   COMPAL ELECTRONIC INCORPORATED (APPAREL & ACCESSORY STORES)                                         972,731
   747,400   CTCI CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                  517,926
 2,204,000   EVA AIRWAYS CORPORATION (TRANSPORTATION BY AIR)+                                                    543,331
 2,456,740   FUHWA FINANCIAL HOLDINGS COMPANY LIMITED (SECURITY & COMMODITY BROKERS,
             DEALERS, EXCHANGES & SERVICES)                                                                    1,122,891
   343,000   HON HAI PRECISION INDUSTRY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
             & COMPUTER EQUIPMENT)                                                                               775,776
 1,649,982   POU CHEN CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
             & SIMILAR MATERIALS)                                                                                907,412
   550,100   SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION (MOTOR FREIGHT TRANSPORTATION
             & WAREHOUSING)                                                                                      695,087
 1,011,074   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (SEMICONDUCTORS)                               1,532,473
 1,800,000   TECO ELECTRIC & MACHINERY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
             & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                            583,864
   635,000   UNI-PRESIDENT ENTERPRISES CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                           514,936
                                                                                                              10,470,860
                                                                                                            ------------
THAILAND: 4.28%
   240,000   BANGKOK BANK PCL (FOREIGN REGISTERED) (FINANCIAL SERVICES)                                          507,543
 1,748,000   BUMRUNGRAD HOSPITAL PCL (HEALTH SERVICES)                                                           882,256
   377,900   KASIKORNBANK PCL (FOREIGN REGISTERED) (DEPOSITORY INSTITUTIONS)                                     482,165
 4,167,300   MAJOR CINEPLEX GROUP PCL (FOREIGN REGISTERED) (BUSINESS SERVICES)                                   769,655
 3,530,000   MINOR INTERNATIONAL PCL (FOREIGN REGISTERED) (HOTELS, ROOMING HOUSES,
             CAMPS & OTHER LODGE PLACES)+                                                                        641,999

               Wells Fargo Advantage International Stock Funds 21


Portfolio of Investments--March 31, 2009 (Unaudited)

EMERGING MARKETS EQUITY FUND

  SHARES     SECURITY NAME                                                                                     VALUE
  ------     --------------------------------------------------------------------------------------------   ------------
THAILAND (continued)
 1,562,300   PRECIOUS SHIPPING PCL (WATER TRANSPORTATION)                                                   $    453,734
   199,800   PTT EXPLORATION & PRODUCTION COMPANY LIMITED (OIL & GAS EXTRACTION)                                 547,880
                                                                                                               4,285,232
                                                                                                            ------------
TURKEY: 2.00%
   146,697   TURK HAVA YOLLARI ANONIM ORTAKLIGI (TRANSPORTATION BY AIR)+                                         577,877
 1,004,830   TURKIYE GARANTI BANKASI AS (DEPOSITORY INSTITUTIONS)                                              1,426,191
                                                                                                               2,004,069
                                                                                                            ------------
 USA: 0.83%
    35,900   SINA CORPORATION (BUSINESS SERVICES)<<                                                              834,675
                                                                                                            ------------
TOTAL COMMON STOCKS (COST $135,364,144)                                                                       91,443,267
                                                                                                            ------------
PREFERRED STOCKS: 1.97%
   170,500   COMPANHIA VALE DO RIO DOCE PREFERRED                                                              1,970,515
                                                                                                            ------------
TOTAL PREFERRED STOCKS (COST $5,328,317)                                                                       1,970,515
                                                                                                            ------------
COLLATERAL FOR SECURITIES LENDING: 6.21%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 1.00%
   920,010   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                                           920,010
    38,203   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B                                            30,563
    25,810   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES C                                            22,839
                                                                                                                 973,412
                                                                                                            ------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.06%
   272,370   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                            272,370
   272,370   DAILY ASSETS FUND INSTITUTIONAL                                                                     272,370
   272,370   DREYFUS CASH MANAGEMENT FUND                                                                        272,370
   272,370   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               272,370
                                                                                                               1,089,480
                                                                                                            ------------

 PRINCIPAL                                                                  INTEREST RATE   MATURITY DATE
 ---------                                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 4.15%
$   66,432   ABN AMRO BANK NV (CHICAGO)                                           2.06%       04/01/2009          66,432
    37,645   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                        0.55        04/03/2009          37,645
    66,432   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                        0.75        04/09/2009          66,432
     2,214   AMSTEL FUNDING CORPORATION++                                         1.50        04/06/2009           2,214
    77,504   AMSTERDAM FUNDING CORPORATION++                                      0.50        04/22/2009          77,481
     4,429   ANTALIS US FUNDING CORPORATION++                                     0.50        04/01/2009           4,429
    87,468   ANTALIS US FUNDING CORPORATION++(p)                                  0.68        04/21/2009          87,435
    95,219   BANCO BILBAO VIZCAYA ARGENTARIA SA                                   0.38        04/01/2009          95,219
   248,012   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
             BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $248,014)              0.25        04/01/2009         248,012
    28,787   BANK OF IRELAND                                                      0.60        04/01/2009          28,787
   606,743   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE BACKED SECURITIES
             (MATURITY VALUE $606,748)                                            0.30        04/01/2009         606,743
    28,787   BNP PARIBAS (PARIS)                                                  0.30        04/01/2009          28,787
    88,576   BRYANT BANK FUNDING LLC++(p)                                         0.47        04/20/2009          88,554
    95,219   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE              0.50        04/01/2009          95,219
    33,216   CALYON (LONDON)                                                      0.45        04/01/2009          33,216
    59,789   CANCARA ASSET SECURITIZATION LIMITED++(p)                            0.60        04/08/2009          59,782
    41,662   CHEYNE FINANCE LLC+++/-####(a)(i)                                    0.00        02/25/2008             687

               22 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2009 (Unaudited)

EMERGING MARKETS EQUITY FUND

 PRINCIPAL   SECURITY NAME                                                  INTEREST RATE   MATURITY DATE      VALUE
 ---------   ------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   32,075   CHEYNE FINANCE LLC+++/-####(a)(i)                                    0.00        05/19/2008    $        529
    62,003   CLIPPER RECEIVABLES CORPORATION++(p)                                 0.85        04/01/2009          62,003
    19,930   CLIPPER RECEIVABLES CORPORATION++                                    0.85%       04/03/2009          19,929
     5,912   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                            2.25        10/01/2038           5,912
    39,859   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                         3.50        12/15/2037          39,859
   106,291   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.85        04/01/2009         106,291
    84,147   E.ON AG++                                                            0.60        04/22/2009          84,117
    22,144   EBBETS FUNDING LLC++                                                 0.60        04/06/2009          22,142
    33,216   EBBETS FUNDING LLC++                                                 0.60        04/07/2009          33,213
    16,608   EDISON ASSET SECURITIZATION LLC++(p)                                 0.50        04/21/2009          16,603
     4,429   ELYSIAN FUNDING LLC++                                                0.55        04/06/2009           4,428
     8,858   ELYSIAN FUNDING LLC++                                                0.60        04/01/2009           8,858
    22,144   ELYSIAN FUNDING LLC++                                                0.60        04/07/2009          22,142
    38,752   ERASMUS CAPITAL CORPORATION++                                        0.50        04/06/2009          38,749
    11,072   GEMINI SECURITIZATION INCORPORATED++(p)                              0.50        04/21/2009          11,069
    66,432   GEMINI SECURITIZATION INCORPORATED++                                 0.55        04/14/2009          66,419
   120,031   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE
             BACKED SECURITIES (MATURITY VALUE $120,032)                          0.17        04/01/2009         120,031
     6,643   GRAMPIAN FUNDING LLC++                                               0.58        04/06/2009           6,643
   151,909   GRYPHON FUNDING LIMITED(a)(i)                                        0.00        08/23/2009          54,444
     3,654   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                2.75        11/01/2042           3,654
     4,429   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                   1.00        01/01/2018           4,429
   221,439   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
             BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $221,440)              0.24        04/01/2009         221,439
     6,643   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                               1.00        04/15/2025           6,643
    66,432   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                       0.88        04/08/2009          66,420
    28,256   LLOYDS TSB BANK PLC                                                  0.50        04/06/2009          28,254
    45,860   LLOYDS TSB BANK PLC                                                  0.50        04/09/2009          45,855
     1,772   LLOYDS TSB BANK PLC                                                  0.50        04/14/2009           1,771
    66,432   LMA AMERICAS LLC++                                                   0.57        04/29/2009          66,402
    77,504   MATCHPOINT MASTER TRUST++                                            0.43        04/27/2009          77,480
     9,522   MISSISSIPPI STATE GO+/-ss                                            5.00        11/01/2028           9,522
    28,787   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             BY MONEY MARKET SECURITIES (MATURITY VALUE $28,788)                  0.66        04/01/2009          28,787
    88,576   NATIXIS                                                              0.38        04/02/2009          88,576
     4,429   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                             3.75        01/01/2018           4,429
    28,787   NORDEA BANK AB                                                       0.30        04/01/2009          28,787
    27,901   REGENCY MARKETS #1 LLC++(p)                                          0.55        04/15/2009          27,895
    39,859   REGENCY MARKETS #1 LLC++(p)                                          0.55        04/20/2009          39,847
    44,288   ROMULUS FUNDING CORPORATION++                                        0.90        04/24/2009          44,262
    22,144   ROMULUS FUNDING CORPORATION++(p)                                     1.00        04/22/2009          22,131
    66,432   SANPAOLO IMI US FINANCIAL COMPANY                                    0.49        04/21/2009          66,414
    77,504   SOCIETE GENERALE NY                                                  1.05        04/27/2009          77,540
    80,161   STARBIRD FUNDING CORPORATION++                                       0.60        04/30/2009          80,122
    22,144   STATE STREET CORPORATION                                             0.40        04/01/2009          22,144
    66,432   SURREY FUNDING CORPORATION++(p)                                      0.55        04/06/2009          66,427
    88,576   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)              0.53        04/20/2009          88,551
    77,504   TICONDEROGA MASTER FUNDING LIMITED++                                 0.45        04/28/2009          77,478
    77,504   TULIP FUNDING CORPORATION++(p)                                       0.50        04/15/2009          77,489
    81,932   UBS FINANCE (DELAWARE) LLC                                           0.55        04/23/2009          81,905
    77,504   UNICREDITO ITALIANO BANK (IRELAND) PLC++                             0.70        04/27/2009          77,465
    33,216   VERSAILLES CP LLC++                                                  0.60        04/01/2009          33,216
    57,768   VICTORIA FINANCE LLC+++/-####(a)(i)                                  0.38        07/28/2008          26,573
    33,547   VICTORIA FINANCE LLC+++/-####(a)(i)                                  0.41        08/07/2008          15,431
    41,103   VICTORIA FINANCE LLC+++/-####(a)(i)                                  1.19        04/03/2008          18,907

               Wells Fargo Advantage International Stock Funds 23


Portfolio of Investments--March 31, 2009 (Unaudited)

EMERGING MARKETS EQUITY FUND

 PRINCIPAL   SECURITY NAME                                                  INTEREST RATE   MATURITY DATE      VALUE
 ---------   ------------------------------------------------------------   -------------   -------------   ------------
$   66,717   VICTORIA FINANCE LLC+++/-####(a)(i)                                  1.20        02/15/2008    $     30,690
    64,344   WHITE PINE FINANCE LLC+++/-####(a)(i)                                1.15        02/22/2008          53,830
COLLATERAL INVESTED IN OTHER ASSETS (continued)
    13,286   WINDMILL FUNDING CORPORATION++(p)                                    0.40%       04/03/2009          13,286
    75,289   WINDMILL FUNDING CORPORATION++                                       0.50        04/24/2009          75,263
                                                                                                               4,149,769
                                                                                                            ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,432,076)                                                      6,212,661
                                                                                                            ------------

  SHARES
  ------
SHORT-TERM INVESTMENTS: 2.81%
 2,818,952   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                      2,818,952
TOTAL SHORT-TERM INVESTMENTS (COST $2,818,952)                                                                 2,818,952
                                                                                                            ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $149,943,489)*                                               102.33%                                  $102,445,395
OTHER ASSETS AND LIABILITIES, NET                                   (2.33)                                    (2,327,925)
                                                                   ------                                   ------------
TOTAL NET ASSETS                                                   100.00%                                  $100,117,470
                                                                   ------                                   ------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

ss These securities are subject to a demand feature which reduces the effective maturity.

(p)  Asset-backed commercial paper.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $2,818,952.

* Cost for federal income tax purposes is $150,156,887 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  3,399,031
Gross unrealized depreciation                 (51,110,523)
                                             ------------
Net unrealized appreciation (depreciation)   $(47,711,492)

The accompanying notes are an integral part of these financial statements.

               24 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL CORE FUND

  SHARES     SECURITY NAME                                                                                      VALUE
  ------     --------------------------------------------------------------------------------------------   ------------
COMMON STOCKS: 93.81%
AUSTRALIA: 4.39%
     3,699   AMP LIMITED (INSURANCE CARRIERS)                                                               $     12,089
     1,508   ASX LIMITED (BUSINESS SERVICES)                                                                      30,776
       248   CENTENNIAL COAL COMPANY LIMITED (COAL MINING)                                                           347
     1,484   NEWCREST MINING LIMITED (METAL MINING)                                                               33,774
     2,013   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                     26,973
       370   RIO TINTO LIMITED (METAL MINING)                                                                     14,554
       892   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                    23,632
                                                                                                                 142,145
                                                                                                            ------------
BELGIUM: 1.58%
       167   COMPAGNIE NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT OFFICES)                               7,752
       641   GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                         43,570
                                                                                                                  51,322
                                                                                                            ------------
BERMUDA: 0.39%
       204   PARTNERRE LIMITED (INSURANCE CARRIERS)                                                               12,662
                                                                                                            ------------
CANADA: 3.03%
     1,300   BARRICK GOLD CORPORATION (METAL MINING)                                                              42,146
     1,065   GOLDCORP INCORPORATED (METAL MINING)                                                                 35,849
       136   POTASH CORPORATION OF SASKATCHEWAN (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
             FUELS)                                                                                               10,990
       215   RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   9,260
                                                                                                                  98,245
                                                                                                            ------------
CHINA: 0.82%
        92   BAIDU.COM INCORPORATED ADR (BUSINESS SERVICES)                                                       16,247
     1,719   YINGLI GREEN ENERGY HOLDING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
             EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                   10,348
                                                                                                                  26,595
                                                                                                            ------------
DENMARK: 1.12%
       403   NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                               19,301
       386   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                   16,937
                                                                                                                  36,238
                                                                                                            ------------
FINLAND: 0.98%
    2,143    SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                       31,661
                                                                                                            ------------
FRANCE: 10.70%
       315   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      16,316
       282   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                 17,797
     3,182   FRANCE TELECOM SA (COMMUNICATIONS)                                                                   72,504
       416   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  32,280
       199   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                              11,098
       125   PPR SA (APPAREL & ACCESSORY STORES)                                                                   8,018
       483   SCOR REGROUPE (INSURANCE CARRIERS)                                                                    9,943
     1,083   SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                        49,389
       334   TECHNIP SA (OIL & GAS EXTRACTION)                                                                    11,808
       283   THALES SA (TRANSPORTATION BY AIR)                                                                    10,731
     1,170   TOTAL SA (OIL & GAS EXTRACTION)                                                                      58,176
     1,831   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                48,471
                                                                                                                 346,531
                                                                                                            ------------

               Wells Fargo Advantage International Stock Funds 25


Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL CORE FUND

  SHARES     SECURITY NAME                                                                                      VALUE
  ------     --------------------------------------------------------------------------------------------   ------------
GERMANY: 12.54%
       216   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                 $      7,192
       223   ALLIANZ SE (INSURANCE CARRIERS)                                                                      18,743
       170   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                 5,147
       710   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                17,998
     1,033   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     62,282
     7,405   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                 91,988
       398   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                          11,057
     1,911   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                             87,747
       502   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                   61,227
       220   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                           15,436
       436   SAP AG (BUSINESS SERVICES)                                                                           15,455
       199   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                       11,372
        36   SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)                                                                426
                                                                                                                 406,070
                                                                                                            ------------
GREECE: 2.38%
     2,436   HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)          17,445
     3,986   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                         59,525
                                                                                                                  76,970
                                                                                                            ------------
HONG KONG: 1.06%
     2,850   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                    24,821
     1,008   HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)<<                                          9,520
                                                                                                                  34,341
                                                                                                            ------------
IRELAND: 1.91%
     9,848   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                           61,714
                                                                                                            ------------
ISRAEL: 0.95%
       682   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                      30,724
                                                                                                            ------------
ITALY: 0.43%
       720   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    13,985
                                                                                                            ------------
JAPAN: 10.71%
       700   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                              21,215
       200   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                           13,396
        10   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                        26,459
         3   KDDI CORPORATION (COMMUNICATIONS)                                                                    14,002
     2,000   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          10,810
       700   LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                     28,853
     1,000   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                           12,982
     2,000   MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              8,910
     1,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                              9,961
       100   NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                               28,742
       200   ONO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      8,708
     1,200   SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                     26,186
     1,000   SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                           17,013
     3,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                              15,305
     1,300   SUGI PHARMACY COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                           23,745
       400   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                        9,517
     1,100   TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                         15,280
     1,000   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            31,520
       400   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                   24,246
                                                                                                                 346,850
                                                                                                            ------------

               26 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL CORE FUND

  SHARES     SECURITY NAME                                                                                      VALUE
  ------     --------------------------------------------------------------------------------------------   ------------
NETHERLANDS: 3.69%
       411   HEINEKEN NV (EATING & DRINKING PLACES)                                                         $     11,686
     5,771   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                          77,134
     1,560   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                30,778
                                                                                                                 119,598
                                                                                                            ------------
SINGAPORE: 0.34%
     2,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                 11,111
                                                                                                            ------------
SOUTH KOREA: 0.30%
        13   LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                         9,680
                                                                                                            ------------
SPAIN: 3.52%
       485   BOLSAS Y MERCADOS ESPANOLES SA (BUSINESS SERVICES)                                                   11,219
     4,648   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  15,006
     2,197   GRIFOLS SA (HEALTH SERVICES)                                                                         31,671
     2,803   TELEFONICA SA (COMMUNICATIONS)                                                                       55,936
                                                                                                                 113,832
                                                                                                            ------------
SWEDEN: 0.84%
     3,303   NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                  16,476
       751   SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                  10,873
                                                                                                                  27,349
                                                                                                            ------------
SWITZERLAND: 14.47%
     1,427   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                     19,920
       660   LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)<<                                                       65,229
     1,687   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                  57,029
     1,399   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                            52,946
       383   PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                              20,339
       655   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                     89,881
        25   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                  26,245
       190   SWISSCOM AG (COMMUNICATIONS)                                                                         53,371
       276   SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                     30,745
       334   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                    52,845
                                                                                                                 468,550
                                                                                                            ------------
UNITED KINGDOM: 13.19%
     6,295   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                              30,213
     1,890   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                  28,610
     1,285   BHP BILLITON PLC (COAL MINING)                                                                       25,536
     9,397   BP PLC (OIL & GAS EXTRACTION)                                                                        63,573
     1,094   BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                      25,320
     8,954   COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                          40,984
     1,215   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                 13,711
     2,977   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                          16,873
     2,008   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                        45,148
       991   INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        12,591
     4,141   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   16,043
     1,523   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                 34,331
     1,701   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                               16,328
     3,494   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                  16,714
     1,137   TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                13,100
    15,897   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                  27,999
                                                                                                                 427,074
                                                                                                            ------------

               Wells Fargo Advantage International Stock Funds 27


Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL CORE FUND

  SHARES     SECURITY NAME                                                                                      VALUE
  ------     --------------------------------------------------------------------------------------------   ------------
USA: 4.47%
       632   AGNICO-EAGLE MINES LIMITED (METAL MINING)                                                      $     35,973
       943   KINROSS GOLD CORPORATION (METAL MINING)                                                              16,851
       130   POSCO ADR (PRIMARY METAL INDUSTRIES)                                                                  8,688
       729   RANDGOLD RESOURCES LIMITED ADR (METAL MINING)                                                        39,621
       467   RENAISSANCERE HOLDINGS LIMITED (INSURANCE CARRIERS)                                                  23,088
       882   SINA CORPORATION (BUSINESS SERVICES)                                                                 20,507
                                                                                                                 144,728
                                                                                                            ------------
TOTAL COMMON STOCKS (COST $3,114,853)                                                                          3,037,975
                                                                                                            ------------
PREFERRED STOCKS: 0.95%
       537   VOLKSWAGEN AG PREFERRED                                                                              30,921
                                                                                                            ------------
TOTAL PREFERRED STOCKS (COST $26,120)                                                                             30,921
                                                                                                            ------------
COLLATERAL FOR SECURITIES LENDING: 2.44%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 2.44%
    78,001   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                                            78,001
     1,248   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B                                               998
       156   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES C                                               138
                                                                                                                  79,137
                                                                                                            ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $79,405)                                                            79,137
                                                                                                            ------------
SHORT-TERM INVESTMENTS: 1.77%
    57,160   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         57,160
                                                                                                            ------------
TOTAL SHORT-TERM INVESTMENTS (COST $57,160)                                                                       57,160
                                                                                                            ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,277,538)*                                                  98.97%                                  $  3,205,193
OTHER ASSETS AND LIABILITIES, NET                                    1.03                                         33,371
                                                                  -------                                   ------------
TOTAL NET ASSETS                                                   100.00%                                  $  3,238,564
                                                                  -------                                   ------------

----------
<<   All or a portion of this security is on loan.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $57,160.

* Cost for federal income tax purposes is $3,320,172 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 205,625
Gross unrealized depreciation                 (320,604)
                                             ---------
Net unrealized appreciation (depreciation)   $(114,979)

The accompanying notes are an integral part of these financial statements.

               28 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL EQUITY FUND

  SHARES     SECURITY NAME                                                                                      VALUE
  ------     --------------------------------------------------------------------------------------------   ------------
COMMON STOCKS: 94.46%
AUSTRALIA: 2.69%
   167,000   AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                       $    516,751
   103,821   AMP LIMITED (INSURANCE CARRIERS)                                                                    339,303
    42,794   ASX LIMITED (BUSINESS SERVICES)                                                                     873,365
   253,600   AWB LIMITED (AGRICULTURAL SERVICES)                                                                 216,900
   166,200   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                    297,008
     6,962   CENTENNIAL COAL COMPANY LIMITED (COAL MINING)                                                         9,730
   159,400   DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                493,234
   739,500   GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                  537,352
    43,000   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                           600,993
    42,145   NEWCREST MINING LIMITED (METAL MINING)                                                              959,173
   397,900   PERILYA LIMITED (METAL MINING)                                                                       40,119
   422,200   QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                              512,293
    58,336   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                    781,669
    11,776   RIO TINTO LIMITED (METAL MINING)                                                                    463,221
    84,600   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                          382,374
    25,040   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                   663,382
                                                                                                               7,686,867
                                                                                                            ------------
AUSTRIA: 0.09%
    19,700   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)             257,809
                                                                                                            ------------
BELGIUM: 1.67%
     4,680   COMPAGNIE NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT OFFICES)                             217,252
    16,560   DELHAIZE GROUP (FOOD STORES)                                                                      1,073,902
    10,400   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                   35,925
    18,584   GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                      1,263,180
    60,420   INBEV NA (FOOD & KINDRED PRODUCTS)                                                                1,665,289
    16,800   TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                 511,140
                                                                                                               4,766,688
                                                                                                            ------------
BERMUDA: 0.23%
     8,917   COVIDIEN LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                  296,401
     5,767   PARTNERRE LIMITED (INSURANCE CARRIERS)                                                              357,958
                                                                                                                 654,359
                                                                                                            ------------
BRAZIL: 0.93%
    52,807   PETROLEO BRASILEIRO CLASS A SA ADR (OIL COMPANIES)                                                1,293,772
   113,581   REDECARD SA (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                 1,376,339
                                                                                                               2,670,111
                                                                                                            ------------
CANADA: 1.85%
    37,762   BARRICK GOLD CORPORATION (METAL MINING)                                                           1,224,244
    82,879   CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                        2,455,705
    30,856   GOLDCORP INCORPORATED (METAL MINING)                                                              1,038,649
     3,819   POTASH CORPORATION OF SASKATCHEWAN (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
             FUELS)                                                                                              308,613
     6,021   RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 259,324
                                                                                                            ------------
                                                                                                               5,286,535
CHINA: 1.85%
     2,702   BAIDU.COM INCORPORATED ADR (BUSINESS SERVICES)                                                      477,173
 2,843,400   CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                              1,614,192
   725,000   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                         2,404,007
    85,600   GUANGZHOU R&F PROPERTIES COMPANY LIMITED (REAL ESTATE)                                               99,399

               Wells Fargo Advantage International Stock Funds 29


Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL EQUITY FUND

  SHARES     SECURITY NAME                                                                                      VALUE
  ------     --------------------------------------------------------------------------------------------   ------------
CHINA (continued)
    66,000   PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED (INSURANCE CARRIERS)                          $    393,840
    48,237   YINGLI GREEN ENERGY HOLDING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
             EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  290,387
                                                                                                               5,278,998
                                                                                                            ------------
DENMARK: 0.77%
    44,500   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                           374,647
    37,600   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                       640,488
    10,154   NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            176,135
    11,302   NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                              541,277
    10,837   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    475,515
                                                                                                               2,208,062
                                                                                                            ------------
FINLAND: 1.16%
    20,400   ELCOTEQ NETWORK OYJ (COMMUNICATIONS)                                                                 24,122
    82,405   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                    1,571,089
    22,000   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                          352,505
    62,555   SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                      924,192
    43,100   TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                          447,223
                                                                                                               3,319,131
                                                                                                            ------------
FRANCE: 11.45%
     1,455   ACCOR SA (METAL MINING)                                                                              50,677
    32,528   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   1,684,808
       910   ARKEMA (OIL & GAS EXTRACTION)                                                                        14,387
    43,763   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                          1,809,431
    57,842   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                            2,068,777
    25,693   CARREFOUR SA (FOOD STORES)                                                                        1,003,593
     7,907   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                499,000
    16,800   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                471,410
     9,500   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)           352,525
    28,400   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                        313,631
   217,431   FRANCE TELECOM SA (COMMUNICATIONS)                                                                4,954,285
    14,000   LAGARDERE SCA (COMMUNICATIONS)                                                                      393,120
    35,010   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                           2,199,666
    12,067   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 936,364
     5,588   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                             311,632
     3,559   PPR SA (APPAREL & ACCESSORY STORES)                                                                 228,292
    14,600   RALLYE SA (GENERAL MERCHANDISE STORES)                                                              262,644
    35,800   SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                               333,424
    35,500   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                   1,998,871
    64,052   SCORE SE (INSURANCE CARRIERS)                                                                     1,318,620
     6,800   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                          266,518
    23,335   SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                     1,064,177
    16,346   TECHNIP SA (OIL & GAS EXTRACTION)                                                                   577,899
     7,949   THALES SA (TRANSPORTATION BY AIR)                                                                   301,413
    56,381   TOTAL SA (OIL & GAS EXTRACTION)                                                                   2,803,432
     3,853   UNIBAIL (REAL ESTATE)                                                                               545,851
     8,099   VALEO SA (TRANSPORTATION EQUIPMENT)                                                                 118,418
    97,493   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                          3,620,998
    83,350   VIVENDI SA (COMMUNICATIONS)                                                                       2,206,476
                                                                                                              32,710,339
                                                                                                            ------------

               30 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL EQUITY FUND

  SHARES     SECURITY NAME                                                                                      VALUE
  ------     --------------------------------------------------------------------------------------------   ------------
GERMANY: 12.02%
     6,048   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                 $    201,367
    18,130   ALLIANZ SE (INSURANCE CARRIERS)                                                                   1,523,780
    42,782   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                             1,295,391
    73,185   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)        3,500,419
    15,100   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                        437,149
   123,237   DAIMLER AG (TRANSPORTATION EQUIPMENT)<<                                                           3,124,027
    12,200   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)<<                                                        491,132
    29,924   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  1,804,179
    46,500   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                       504,743
    16,221   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                          174,781
   214,830   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                              2,668,713
    74,577   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                       2,071,831
    29,229   FRAPORT AG (TRANSPORTATION SERVICES)                                                                940,942
    55,361   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)    2,541,985
    11,300   HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                  360,317
    17,000   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                          82,214
    38,448   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                      2,614,384
    22,000   METRO AG (FOOD STORES)                                                                              726,348
    35,864   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                4,374,181
    11,400   NORDDEUTSCHE AFFINERIE AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              289,442
    14,782   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                        1,037,158
    12,380   SAP AG (BUSINESS SERVICES)                                                                          438,836
     5,847   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                      334,117
       917   SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)                                                             10,855
    44,900   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                          785,647
    24,068   WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                    1,999,511
                                                                                                              34,333,449
                                                                                                            ------------
GREECE: 0.52%
    68,363   HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)         489,559
    66,181   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                        988,314
                                                                                                               1,477,873
                                                                                                            ------------
HONG KONG: 2.88%
   317,955   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                 613,708
   886,000   CHAODA MODERN AGRICULTURE LIMITED (AGRICULTURAL SERVICES)                                           529,273
   378,900   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG) LIMITED (MOTOR FREIGHT
             TRANSPORTATION & WAREHOUSING)                                                                       872,136
    79,972   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                   696,476
 1,101,745   CHINA RESOURCES LAND (HONG KONG) LIMITED (REAL ESTATE)<<                                          1,705,796
   164,500   CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                        185,924
    28,817   HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                          272,160
   102,206   HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                 501,100
   172,000   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                               403,891
   772,000   NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                        604,017
   479,232   NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                            645,522
   169,220   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                        421,380
    27,052   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                       242,228
   234,500   YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)<<                                 534,316
                                                                                                               8,227,927
                                                                                                            ------------
INDIA: 0.40%
    16,157   HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                         449,727
    14,405   ICICI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         94,491
    45,458   ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                                    604,137
                                                                                                               1,148,355
                                                                                                            ------------

               Wells Fargo Advantage International Stock Funds 31


Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL EQUITY FUND

  SHARES     SECURITY NAME                                                                                      VALUE
  ------     --------------------------------------------------------------------------------------------   ------------
IRELAND: 0.70%
    36,500   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                               $     29,096
   110,500   BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                            76,342
   254,000   CONNEMARA GREEN MARBLE QUARRIES PLC (MINING & QUARRYING OF
             NONMETALLIC MINERALS, EXCEPT FUELS)(a)                                                                    0
   285,560   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                        1,789,513
    65,300   IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                      95,434
                                                                                                               1,990,385
                                                                                                            ------------
ISRAEL: 0.31%
    19,354   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                     871,898
                                                                                                            ------------
ITALY: 1.64%
   189,100   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                        907,601
    85,437   ENI SPA (OIL & GAS EXTRACTION)                                                                    1,659,544
    59,300   FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                 415,203
   443,240   INTESA SANPAOLO SPA (DEPOSITORY INSTITUTIONS)                                                     1,220,475
    44,300   UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                            488,220
                                                                                                               4,691,043
                                                                                                            ------------
JAPAN: 14.02%
       110   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                           3,089
    97,700   ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     602,081
    34,300   ALPINE ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              221,771
    58,600   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              199,507
    98,800   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      517,032
   107,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                               383,745
    27,800   ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                          848,169
    30,600   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                          871,768
   161,000   CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
             MOBILE HOME DEALERS)                                                                                476,567
    32,400   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                     97,542
   229,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                   409,486
    74,000   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                      1,459,292
    26,100   EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                          416,609
    19,200   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                             581,906
     4,400   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                          294,711
   174,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              566,025
    48,100   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                    507,799
    15,300   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                              357,827
     1,412   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                     3,735,948
    19,600   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                424,731
   115,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    562,307
       248   KDDI CORPORATION (COMMUNICATIONS)                                                                 1,157,509
    63,000   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         340,506
    20,000   LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                    824,367
    50,000   MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL
             CONTRACTORS & OPERATIVE BUILDERS)                                                                   438,450
   124,400   MARUBENI CORPORATION (BUSINESS SERVICES)                                                            383,311
   101,000   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT
             STORES)                                                                                           1,090,761
    59,100   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                          767,222
    57,000   MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)            253,948

               32 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL EQUITY FUND

  SHARES     SECURITY NAME                                                                                      VALUE
  ------     --------------------------------------------------------------------------------------------   ------------
JAPAN (continued)
   105,366   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                          $    506,685
    39,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                            388,483
   223,119   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)<<                                                     423,765
     3,200   NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              919,735
    70,000   NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                         217,811
   199,500   NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                          786,028
   128,500   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                       632,212
    27,000   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                         1,017,427
   109,100   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                       385,766
    25,000   NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                               506,390
       500   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                            675,355
    33,200   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                          388,063
     6,000   ONO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    261,252
    12,000   ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE
             FROM FABRICS & SIMILAR MATERIALS)                                                                    77,830
    59,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                          693,206
    32,200   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                          666,869
   151,000   SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                          385,947
   160,000   SANWA HOLDINGS CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
             MOBILE HOME DEALERS)                                                                                446,128
    36,200   SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                    789,938
    32,000   SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            544,406
    47,600   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                        430,869
   235,800   SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                     278,715
    83,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                             423,448
    36,000   SUGI PHARMACY COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                          657,554
    49,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     195,535
   128,400   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                1,093,511
   120,000   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                               1,974,845
    12,000   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                      285,498
    24,100   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                 827,802
    30,400   TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                        422,286
   146,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                          370,218
    74,200   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                         2,338,779
    10,900   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                  660,706
    39,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                          302,591
    95,000   ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      254,331
                                                                                                              40,023,970
                                                                                                            ------------
LUXEMBOURG: 0.07%
     5,148   RTL GROUP SA (COMMUNICATIONS)                                                                       212,029
                                                                                                            ------------
NETHERLANDS: 3.31%
    60,500   AEGON NV (INSURANCE CARRIERS)                                                                       235,033
   233,358   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)<<                               4,139,037
    42,300   CSM (FOOD & KINDRED PRODUCTS)                                                                       493,885
    11,543   HEINEKEN NV (EATING & DRINKING PLACES)                                                              328,192
    46,800   ING GROEP NV (FINANCIAL SERVICES)                                                                   258,041
   167,202   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                       2,234,780
    31,800   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)<<                                                  837,176

               Wells Fargo Advantage International Stock Funds 33


Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL EQUITY FUND

  SHARES     SECURITY NAME                                                                                      VALUE
  ------     --------------------------------------------------------------------------------------------   ------------
NETHERLANDS (continued)
    47,106   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                          $    929,390
                                                                                                               9,455,534
                                                                                                            ------------
NORWAY: 0.44%
    74,400   CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                                334,347
    80,700   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                               363,259
    46,800   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                              176,888
    21,600   STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                          382,167
                                                                                                               1,256,661
                                                                                                            ------------
PORTUGAL: 0.36%
    64,800   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)<<                                                 252,254
    99,400   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                           769,928
                                                                                                               1,022,182
                                                                                                            ------------
RUSSIA: 0.89%
   143,706   GAZPROM ADR (OIL & GAS EXTRACTION)                                                                2,141,219
    10,420   LUKOIL ADR (OIL & GAS EXTRACTION)                                                                   392,834
                                                                                                               2,534,053
                                                                                                            ------------
SINGAPORE: 0.77%
    59,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                327,789
 3,631,680   GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)                                               656,637
   389,791   MOBILONE LIMITED (COMMUNICATIONS)                                                                   381,859
   274,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)<<                                               212,578
    92,333   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                607,077
                                                                                                               2,185,940
                                                                                                            ------------
SOUTH KOREA: 0.52%
       364   LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                       271,043
    11,149   NHN CORPORATION (BUSINESS SERVICES)+                                                              1,217,061
                                                                                                               1,488,104
                                                                                                            ------------
SPAIN: 4.62%
    61,000   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                        495,184
   206,833   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                      1,426,207
    13,613   BOLSAS Y MERCADOS ESPANOLES SA (BUSINESS SERVICES)                                                  314,882
   130,432   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 421,101
    62,265   GRIFOLS SA (HEALTH SERVICES)                                                                        897,572
    46,403   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)<<                                      1,809,462
    80,400   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                              1,391,861
   321,957   TELEFONICA SA (COMMUNICATIONS)                                                                    6,424,854
                                                                                                              13,181,123
                                                                                                            ------------
SWEDEN: 0.75%
    25,300   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                          198,536
   153,588   NORDEA BANK AB (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                               766,127
    59,800   SAAB AB (TRANSPORTATION EQUIPMENT)                                                                  367,411
    34,800   SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                          493,248
    21,304   SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                 308,438
                                                                                                               2,133,760
                                                                                                            ------------

               34 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL EQUITY FUND

  SHARES     SECURITY NAME                                                                                      VALUE
  ------     --------------------------------------------------------------------------------------------   ------------
SWITZERLAND: 10.32%
    41,649   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                               $    581,396
    15,800   ADECCO SA (BUSINESS SERVICES)                                                                       493,863
    13,300   BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                            851,186
    16,900   CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                           721,550
   111,100   CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                           430,423
    16,700   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            508,497
     1,700   GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)+                                                        199,227
    48,846   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   1,741,343
    19,117   LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)<<                                                    1,889,364
   172,418   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                               5,828,555
    48,836   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                         1,848,243
    10,762   PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                             571,521
     2,200   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                     236,177
     4,751   ROCHE HOLDINGS AG BEARER SHARES (MEDICAL PRODUCTS)                                                  677,820
    37,422   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                  5,135,128
       719   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                 754,814
    19,900   SWISS REINSURANCE (INSURANCE CARRIERS)                                                              325,868
     8,988   SWISSCOM AG (COMMUNICATIONS)                                                                      2,524,742
     7,827   SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    871,882
     2,900   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                      369,411
     3,587   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                            210,184
    16,994   ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                 2,688,763
                                                                                                              29,459,957
                                                                                                            ------------
TAIWAN: 0.44%
   141,407   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC &
             OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                               1,265,593
                                                                                                            ------------
UNITED KINGDOM: 14.49%
    64,300   AMLIN PLC (INSURANCE CARRIERS)                                                                      317,376
    52,800   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                     1,856,872
    93,600   AVIVA PLC (INSURANCE CARRIERS)                                                                      290,427
   182,401   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                             875,443
   191,800   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                              407,301
    55,180   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                 835,293
    37,228   BHP BILLITON PLC (COAL MINING)                                                                      739,817
   616,427   BP PLC (OIL & GAS EXTRACTION)                                                                     4,170,307
   129,100   BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)(a)                                       37,048
   172,700   BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                    447,275
    31,003   BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                     717,534
   667,300   BT GROUP PLC (COMMUNICATIONS)                                                                       748,743
   236,827   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                             1,790,798
   243,300   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                    795,070
   259,887   COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                       1,189,542
    34,098   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                384,798
    80,237   DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                  594,634
   253,300   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                              181,723
   283,000   GKN PLC (TRANSPORTATION EQUIPMENT)                                                                  277,137
    48,200   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                   752,109
    96,300   GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                           676,369
    86,885   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                         492,432
   157,000   IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    611,046
    58,183   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                     1,308,187
    28,128   INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                       357,382
   490,692   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                1,053,988
   324,460   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                      329,144

               Wells Fargo Advantage International Stock Funds 35


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL EQUITY FUND

  SHARES     SECURITY NAME                                                                                      VALUE
  ------     --------------------------------------------------------------------------------------------   ------------
UNITED KINGDOM (continued)
   314,200   LOGICACMG PLC (BUSINESS SERVICES)                                                              $    287,403
   270,900   MARSTON'S PLC (EATING & DRINKING PLACES)                                                            525,716
   362,076   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                        2,782,043
   348,700   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                        255,168
   607,200   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                 452,172
   117,351   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                  454,627
   162,400   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                       303,157
    95,940   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                           33,726
    43,203   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                973,856
   134,000   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                              2,943,640
    55,558   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                    344,378
    49,892   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                          478,919
    69,000   SPECTRIS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,                                 478,919
             EXCEPT COMPUTER EQUIPMENT)                                                                          398,492
   137,900   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                           515,438
   495,835   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                               2,371,960
   352,400   TOMKINS PLC (BUSINESS SERVICES)                                                                     613,087
    32,261   TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                               371,705
     4,266   UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                               80,675
 1,215,804   VODAFONE GROUP PLC (COMMUNICATIONS)                                                               2,141,360
    99,900   WH SMITH PUBLIC LIMITED CORPORATION (COMMUNICATIONS)                                                509,935
   632,393   WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                       2,318,369
                                                                                                              41,393,621
                                                                                                            ------------
USA: 2.30%
    17,909   AGNICO-EAGLE MINES LIMITED (METAL MINING)                                                         1,019,380
    26,762   KINROSS GOLD CORPORATION (METAL MINING)                                                             478,237
    44,411   PHILIP MORRIS INTERNATIONAL (TOBACCO PRODUCTS)                                                    1,580,143
     3,726   POSCO ADR (PRIMARY METAL INDUSTRIES)                                                                249,009
    20,708   RANDGOLD RESOURCES LIMITED ADR (METAL MINING)                                                     1,125,480
    13,119   RENAISSANCERE HOLDINGS LIMITED (INSURANCE CARRIERS)                                                 648,603
    21,360   SCHLUMBERGER LIMITED (OIL & GAS EXTRACTION)                                                         867,643
    25,776   SINA CORPORATION (BUSINESS SERVICES)                                                                599,290
                                                                                                               6,567,785
                                                                                                            ------------
TOTAL COMMON STOCKS (COST $380,290,349)                                                                      269,760,141
                                                                                                            ------------
RIGHTS: 0.00%
     3,000   BANCO ESPIRITO SANTO RIGHTS+                                                                          4,783
    38,200   FORTIS RIGHTS+(a)                                                                                         0
    41,117   ROYAL BANK OF SCOTLAND GROUP RIGHTS+(a)                                                                   0
TOTAL RIGHTS (COST $13,250)                                                                                        4,783
                                                                                                            ------------
PREFERRED STOCKS: 0.32%
    15,788   VOLKSWAGEN AG PREFERRED                                                                             909,099
                                                                                                            ------------
TOTAL PREFERRED STOCKS (COST $772,059)                                                                           909,099
                                                                                                            ------------
COLLATERAL FOR SECURITIES LENDING: 2.88%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 2.88%
 7,978,085   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                                         7,978,085
   198,242   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B                                           158,594
   103,433   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES C                                            91,528
                                                                                                               8,228,207
                                                                                                            ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,279,760)                                                      8,228,207
                                                                                                            ------------

               36 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL EQUITY FUND

  SHARES     SECURITY NAME                                                                                      VALUE
  ------     --------------------------------------------------------------------------------------------   ------------
SHORT-TERM INVESTMENTS: 3.50%
 9,982,611   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                   $  9,982,611
                                                                                                            ------------
TOTAL SHORT-TERM INVESTMENTS (COST $9,982,611)                                                                 9,982,611
                                                                                                            ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $399,338,029)*                101.16%                                                                 $288,884,841
OTHER ASSETS AND LIABILITIES, NET    (1.16)                                                                   (3,320,000)
                                    ------                                                                  ------------
TOTAL NET ASSETS                    100.00%                                                                 $285,564,841
                                    ------                                                                  ------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $9,982,611.

* Cost for federal income tax purposes is $404,137,277 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $   6,336,295
Gross unrealized depreciation                 (121,588,731)
                                             -------------
Net unrealized appreciation (depreciation)   $(115,252,436)

The accompanying notes are an integral part of these financial statements.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

               38 Wells Fargo Advantage International Stock Funds


                Statements of Assets and Liabilities--March 31, 2009 (Unaudited)

                                                                                              Asia Pacific
                                                                                                  Fund
                                                                                             -------------
ASSETS
   Investments
      In securities, at value (including securities on loan) .............................   $ 221,331,340
      Collateral received for securities loaned (Note 2) .................................         302,693
      In affiliates ......................................................................       6,726,450
                                                                                             -------------
   Total investments at value (see cost below) ...........................................     228,360,483
                                                                                             -------------
   Cash ..................................................................................         458,552
   Receivable for Fund shares issued .....................................................         231,083
   Foreign currency, at value ............................................................       8,479,693
   Receivable for investments sold .......................................................       2,963,560
   Receivables for dividends and interest ................................................       1,485,575
   Receivable from investment advisor and affiliates .....................................               0
   Prepaid expenses and other assets .....................................................               0
                                                                                             -------------
Total assets .............................................................................     241,978,946
                                                                                             -------------
LIABILITIES
   Foreign taxes payable .................................................................               0
   Payable for Fund shares redeemed ......................................................         121,770
   Payable for investments purchased .....................................................       1,385,941
   Payable upon receipt of securities loaned (Note 2) ....................................         322,342
   Payable to investment advisor and affiliates (Note 3) .................................         248,395
   Accrued expenses and other liabilities ................................................         102,150
                                                                                             -------------
Total liabilities ........................................................................       2,180,598
                                                                                             -------------
TOTAL NET ASSETS .........................................................................   $ 239,798,348
                                                                                             -------------
NET ASSETS CONSIST OF
   Paid-in capital .......................................................................   $ 519,190,612
   Undistributed net investment income (loss) ............................................       1,790,836
   Undistributed net realized gain (loss) on investments .................................    (211,098,664)
   Net unrealized appreciation (depreciation) of investments, foreign currencies
      and translation of assets and liabilities denominated in foreign currencies ........     (70,064,787)
   Net unrealized appreciation (depreciation) of collateral received for
      securities loaned ..................................................................         (19,649)
                                                                                             -------------
TOTAL NET ASSETS .........................................................................   $ 239,798,348
                                                                                             -------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
   Net assets - Class A ..................................................................   $  33,894,424
   Shares outstanding - Class A ..........................................................       5,570,209
   Net asset value per share - Class A ...................................................   $        6.08
   Maximum offering price per share - Class A(2) .........................................   $        6.45
   Net assets - Class B ..................................................................              NA
   Shares outstanding - Class B ..........................................................              NA
   Net asset value and offering price per share - Class B ................................              NA
   Net assets - Class C ..................................................................   $     810,525
   Shares outstanding - Class C ..........................................................         134,771
   Net asset value and offering price per share - Class C ................................   $        6.01
   Net assets - Administrator Class ......................................................              NA
   Shares outstanding - Administrator Class ..............................................              NA
   Net asset value and offering price per share - Administrator Class ....................              NA
   Net assets - Institutional Class ......................................................              NA
   Shares outstanding - Institutional Class ..............................................              NA
   Net asset value and offering price per share - Institutional Class ....................              NA
   Net assets - Investor Class ...........................................................   $ 205,093,399
   Shares outstanding - Investor Class ...................................................      33,689,254
   Net asset value and offering price per share - Investor Class .........................   $        6.09
                                                                                             -------------
Investments at cost ......................................................................   $ 298,539,296
                                                                                             -------------
Foreign currencies at cost ...............................................................   $   8,370,065
                                                                                             -------------
Securities on loan, at value (Note 2) ....................................................   $     304,848
                                                                                             -------------

----------
(1.) Each Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage International Stock Funds 39


Statements of Assets and Liabilities--March 31, 2009 (Unaudited)

   Emerging
Markets Equity   International   International
     Fund          Core Fund      Equity Fund
--------------   -------------   -------------

 $  93,413,782    $ 3,068,896    $ 270,674,024
     6,212,661         79,137        8,228,206
     2,818,952         57,160        9,982,611
 -------------    -----------    -------------
   102,445,395      3,205,193      288,884,841
 -------------    -----------    -------------
             0              0           50,000
         5,199              0           96,565
     1,360,715              0        1,860,754
     2,842,794        115,119        3,585,225
       543,566          1,943        1,155,388
             0          4,508                0
             0         38,412                0
 -------------    -----------    -------------
   107,197,669      3,365,175      295,632,773
 -------------    -----------    -------------

       307,310            122                0
        10,851            300           33,299
        87,382         41,693        1,400,266
     6,524,996         79,405        8,279,760
       121,843              0          259,644
        27,817          5,091           94,963
 -------------    -----------    -------------
     7,080,199        126,611       10,067,932
 -------------    -----------    -------------
 $ 100,117,470    $ 3,238,564    $ 285,564,841
 -------------    -----------    -------------

 $ 193,531,047    $ 6,781,234    $ 533,845,945
       151,196        (23,564)       1,191,608
  (46,005,604)     (3,436,267)    (138,969,830)
  (47,339,754)        (82,571)    (110,451,328)
     (219,415)           (268)         (51,554)
 -------------    -----------    -------------
 $ 100,117,470    $ 3,238,564    $ 285,564,841
 -------------    -----------    -------------

 $  83,094,790    $ 2,051,140    $  22,633,755
     3,749,466        289,411        3,460,076
 $       22.16    $      7.09    $        6.54
 $       23.51    $      7.52    $        6.94
 $   2,403,675    $   848,482    $   1,528,410
       112,976        122,083          245,697
 $       21.28    $      6.95    $        6.22
 $   1,107,172    $   291,436    $     545,504
        52,252         41,555           89,035
 $       21.19    $      7.01    $        6.13
 $  13,511,833    $    47,506    $ 181,867,662
       610,853          6,555       27,898,504
 $       22.12    $      7.25    $        6.52
            NA             NA    $  48,005,567
            NA             NA        7,369,724
            NA             NA    $        6.51
            NA             NA    $  30,983,943
            NA             NA        4,756,288
            NA             NA    $        6.51
 -------------    -----------    -------------
 $ 149,943,489    $ 3,277,538    $ 399,338,029
 -------------    -----------    -------------
 $   1,408,567    $         0    $   1,823,115
 -------------    -----------    -------------
 $   6,358,704    $    74,680    $   7,978,816
 -------------    -----------    -------------

               40 Wells Fargo Advantage International Stock Funds


   Statements of Operations--For the Six Months Ended March 31, 2009 (Unaudited)

                                                                                              Asia Pacific
                                                                                                  Fund
                                                                                             -------------
INVESTMENT INCOME
   Dividends (1) .........................................................................   $   3,775,556
   Interest ..............................................................................           2,200
   Income from affiliated securities .....................................................          59,228
   Securities lending income .............................................................          25,207
                                                                                             -------------
Total investment income ..................................................................       3,862,191
                                                                                             -------------
EXPENSES
   Advisory fees .........................................................................       1,432,118
   Administration fees
      Fund Level .........................................................................          65,096
      Class A ............................................................................          46,029
      Class B ............................................................................              NA
      Class C ............................................................................           1,130
      Administrator Class ................................................................              NA
      Institutional Class ................................................................              NA
      Investor Class .....................................................................         446,539
   Custody fees ..........................................................................         325,481
   Shareholder servicing fees (Note 3) ...................................................         319,448
   Accounting fees .......................................................................          23,552
   Distribution fees (Note 3)
      Class B ............................................................................              NA
      Class C ............................................................................           3,027
   Professional fees .....................................................................          30,176
   Registration fees .....................................................................          13,058
   Shareholder reports ...................................................................          84,415
   Trustees' fees ........................................................................           5,289
   Other fees and expenses ...............................................................          10,310
                                                                                             -------------
Total expenses ...........................................................................       2,805,668
                                                                                             -------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..........................................        (661,513)
   Net expenses ..........................................................................       2,144,155
                                                                                             -------------
Net investment income (loss) .............................................................       1,718,036
                                                                                             -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .......................    (146,893,993)
   Collateral received for securities loaned .............................................               0
   Forward foreign currency contracts ....................................................               0
                                                                                             -------------
Net realized gain and loss from investments ..............................................    (146,893,993)
                                                                                             -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .......................      52,195,214
   Collateral received for securities loaned .............................................         (19,649)
                                                                                             -------------
Net change in unrealized appreciation (depreciation) of investments ......................      52,175,565
                                                                                             -------------
Net realized and unrealized gain (loss) on investments ...................................     (94,718,428)
                                                                                             -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................   $ (93,000,392)
                                                                                             -------------
1. Net of foreign withholding taxes of ...................................................   $     286,799

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage International Stock Funds 41


Statements of Operations--For the Six Months Ended March 31, 2009 (Unaudited)

   Emerging
Markets Equity   International   International
     Fund          Core Fund      Equity Fund
--------------   -------------   -------------

 $  1,053,758     $    37,394    $   3,134,321
        1,199               0                0
       44,488             868           82,097
       29,558             564           53,279
 ------------     -----------    -------------
    1,129,003          38,826        3,269,697
 ------------     -----------    -------------

      572,600          20,233        1,417,220

       26,027           1,065           74,591
      117,339           3,428           36,494
        3,484           1,538            2,749
        1,632             530              933
        8,321             167           93,877
           NA              NA           19,232
           NA              NA           66,631
      130,136           2,130          149,181
      129,414           5,324          312,280
       21,717          22,165           59,334

        9,332           4,120            7,362
        4,370           1,420            2,500
       26,163          21,014           28,218
       13,878           7,767           16,201
       17,591           1,821           94,619
        5,289           5,289            5,289
        4,474           2,733           13,622
 ------------     -----------    -------------
    1,091,767         100,744        2,400,333
 ------------     -----------    -------------

     (113,994)        (63,561)        (533,078)
      977,773          37,183        1,867,255
 ------------     -----------    -------------
      151,230           1,643        1,402,442
 ------------     -----------    -------------


  (45,699,246)     (3,061,842)    (127,300,425)
      (92,920)              0                0
            0         (13,870)               0
 ------------     -----------    -------------
  (45,792,166)     (3,075,712)    (127,300,425)
 ------------     -----------    -------------

    5,284,557       1,059,515      (11,522,915)
      (19,273)           (268)         (51,554)
 ------------     -----------    -------------
    5,265,284       1,059,247      (11,574,469)
 ------------     -----------    -------------
  (40,526,882)     (2,016,465)    (138,874,894)
 ------------     -----------    -------------
 $(40,375,652)    $(2,014,822)   $(137,472,452)
 ------------     -----------    -------------
 $    134,549     $     3,044    $     269,817

               42 Wells Fargo Advantage International Stock Funds


                                             Statements of Changes in Net Assets

                                                                                                         ASIA PACIFIC FUND
                                                                                               -------------------------------------
                                                                                                    For the
                                                                                               Six Months Ended         For the
                                                                                                March 31, 2009        Year Ended
                                                                                                  (Unaudited)     September 30, 2008
                                                                                               ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ....................................................................    $ 371,815,029       $ 584,283,919
   Net investment income (loss) ............................................................        1,718,036           3,142,617
   Net realized gain (loss) on investments .................................................     (146,893,993)        (38,976,956)
   Net change in unrealized appreciation (depreciation) of investments .....................       52,175,565        (215,871,492)
                                                                                                -------------       -------------
   Net increase (decrease) in net assets resulting from operations .........................      (93,000,392)       (251,705,831)
                                                                                                -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..............................................................................          (91,233)                  0
      Class B ..............................................................................               NA                  NA
      Class C ..............................................................................                0                   0
      Administrator Class ..................................................................               NA                  NA
      Institutional Class ..................................................................               NA                  NA
      Investor Class .......................................................................          (64,334)                 NA
   Net realized gain on sales of investments
      Class A ..............................................................................                0          (5,290,197)
      Class B ..............................................................................               NA                  NA
      Class C ..............................................................................                0             (56,488)
      Administrator Class ..................................................................               NA                  NA
      Institutional Class ..................................................................               NA                  NA
      Investor Class .......................................................................                0         (98,963,318)
                                                                                                -------------       -------------
Total distributions to shareholders ........................................................         (155,567)       (104,310,003)
                                                                                                -------------       -------------
CAPITAL SHARES TRANSACTIONS
      Proceeds from shares sold - Class A ..................................................        5,592,706          77,830,412
      Proceeds from redemption fees - Class A ..............................................            5,710               5,207
      Reinvestment of distributions - Class A ..............................................           89,988           5,280,215
      Cost of shares redeemed - Class A ....................................................       (4,757,177)         (8,059,400)
                                                                                                -------------       -------------
      Net increase (decrease) in net assets resulting from capital share transactions -
         Class A ...........................................................................          931,227          75,056,434
                                                                                                -------------       -------------
      Proceeds from shares sold - Class B ..................................................               NA                  NA
      Proceeds from redemption fees - Class B ..............................................               NA                  NA
      Reinvestment of distributions - Class B ..............................................               NA                  NA
      Cost of shares redeemed - Class B ....................................................               NA                  NA
                                                                                                -------------       -------------
      Net increase (decrease) in net assets resulting from capital share transactions -
         Class B ...........................................................................               NA                  NA
                                                                                                -------------       -------------
      Proceeds from shares sold - Class C ..................................................          340,747           1,631,907
      Proceeds from redemption fees - Class C ..............................................              215                  97
      Reinvestment of distributions - Class C ..............................................                0              56,109
      Cost of shares redeemed - Class C ....................................................         (223,970)           (216,294)
                                                                                                -------------       -------------
      Net increase (decrease) in net assets resulting from capital share transactions -
         Class C ...........................................................................          116,992           1,471,819
                                                                                                -------------       -------------
      Proceeds from shares sold - Administrator Class ......................................               NA                  NA
      Proceeds from redemption fees - Administrator Class ..................................               NA                  NA
      Reinvestment of distributions - Administrator Class ..................................               NA                  NA
      Cost of shares redeemed - Administrator Class ........................................               NA                  NA
                                                                                                -------------       -------------
      Net increase (decrease) in net assets resulting from capital share transactions -
         Administrator Class ...............................................................               NA                  NA
                                                                                                -------------       -------------
      Proceeds from shares sold - Institutional Class ......................................               NA                  NA
      Proceeds from redemption fees - Institutional Class ..................................               NA                  NA
      Reinvestment of distributions - Institutional Class ..................................               NA                  NA
      Cost of shares redeemed - Institutional Class ........................................               NA                  NA
                                                                                                -------------       -------------
      Net increase (decrease) in net assets resulting from capital share transactions -
         Institutional Class ...............................................................               NA                  NA
                                                                                                -------------       -------------
      Proceeds from shares sold - Investor Class ...........................................       35,989,799         304,132,644
      Proceeds from redemption fees - Investor Class .......................................          110,937              68,924
      Reinvestment of distributions - Investor Class .......................................           69,036          92,482,938
      Cost of shares redeemed - Investor Class .............................................      (76,078,713)       (329,665,815)
                                                                                                -------------       -------------
      Net increase (decrease) in net assets resulting from capital share transactions -
         Investor Class ....................................................................      (39,908,941)         67,018,691
                                                                                                -------------       -------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ....      (38,860,722)        143,546,944
                                                                                                -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................     (132,016,681)       (212,468,890)
                                                                                                -------------       -------------
ENDING NET ASSETS ..........................................................................    $ 239,798,348       $ 371,815,029
                                                                                                -------------       -------------

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage International Stock Funds 43


Statements of Changes in Net Assets

     EMERGING MARKETS EQUITY FUND              INTERNATIONAL CORE FUND                INTERNATIONAL EQUITY FUND
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                 For the                                 For the
Six Months Ended         For the        Six Months Ended         For the        Six Months Ended         For the
 March 31, 2009        Year Ended        March 31, 2009        Year Ended        March 31, 2009        Year Ended
   (Unaudited)     September 30, 2008      (Unaudited)     September 30, 2008      (Unaudited)     September 30, 2008
----------------   ------------------   ----------------   ------------------   ----------------   ------------------

  $153,203,757       $ 261,556,470        $ 6,404,099         $10,835,115        $ 442,539,093       $ 833,797,097
       151,230           1,880,994              1,643             116,039            1,402,442          11,911,104
   (45,792,166)         25,336,833         (3,075,712)           (306,206)        (127,300,425)         55,385,252
     5,265,284        (107,732,319)         1,059,247          (3,076,993)         (11,574,469)       (290,228,095)
  ------------       -------------        -----------         -----------        -------------       -------------
   (40,375,652)        (80,514,492)        (2,014,822)         (3,267,160)        (137,472,452)       (222,931,739)
  ------------       -------------        -----------         -----------        -------------       -------------


      (262,002)                  0            (54,288)            (57,048)            (834,050)           (808,160)
             0                   0            (15,081)            (16,582)             (27,342)            (23,268)
             0                   0             (5,008)             (5,278)             (13,834)            (12,549)
      (163,718)                  0             (8,837)            (10,353)          (5,483,367)         (9,816,437)
             0                   0                 NA                  NA           (1,866,504)         (1,221,357)
            NA                  NA                 NA                  NA           (1,210,765)                  0

    (4,562,635)                  0                  0            (290,982)          (3,935,605)         (6,283,532)
      (141,751)                  0                  0            (192,797)            (310,070)           (904,571)
       (64,462)                  0                  0             (62,682)            (109,685)           (206,442)
      (932,128)                  0                  0             (40,548)         (30,223,107)        (66,669,488)
             0                   0                 NA                  NA           (7,062,741)         (7,067,884)
            NA                  NA                 NA                  NA           (5,084,976)                  0
  ------------       -------------        -----------         -----------        -------------       -------------
    (6,126,696)                  0            (83,214)           (676,270)         (56,162,046)        (93,013,688)
  ------------       -------------        -----------         -----------        -------------       -------------

     1,973,152          14,370,554            185,434           1,365,698              881,468           6,424,187
         2,837               2,831                758                 758                2,243               1,348
     4,579,571                   0             50,016             318,833            4,564,265           6,762,143
    (9,101,000)        (31,774,401)          (532,733)         (1,537,113)          (3,754,419)        (11,857,120)
  ------------       -------------        -----------         -----------        -------------       -------------
    (2,545,440)        (17,401,016)          (296,525)            148,176            1,693,557           1,330,558
  ------------       -------------        -----------         -----------        -------------       -------------
        25,864             569,121             10,153             484,653                5,145             600,852
           105                 105                404                 404                  355                 178
       133,900                   0             14,268             200,841              324,807             869,991
      (333,113)         (2,446,686)          (361,592)         (1,174,066)            (683,335)         (4,862,805)
  ------------       -------------        -----------         -----------        -------------       -------------
      (173,244)         (1,877,460)          (336,767)           (488,168)            (353,028)         (3,391,784)
  ------------       -------------        -----------         -----------        -------------       -------------
       169,145             684,322             28,964             275,063               43,833             218,494
            45                  45                124                 124                   67                  41
        60,876                   0              4,454              65,623              100,196             180,139
      (344,084)         (1,240,490)          (139,465)           (481,721)            (151,704)           (587,300)
  ------------       -------------        -----------         -----------        -------------       -------------
      (114,018)           (556,123)          (105,923)           (140,911)              (7,608)           (188,626)
  ------------       -------------        -----------         -----------        -------------       -------------
       710,248           6,480,113          1,569,218              41,767           55,791,701          57,401,073
           608                 607                 96                  96               23,091              13,531
       888,666                   0              8,668               2,166           20,419,404          52,422,745
    (5,350,759)        (14,484,342)        (1,906,266)            (50,712)         (63,720,714)       (265,279,736)
  ------------       -------------        -----------         -----------        -------------       -------------

    (3,751,237)         (8,003,622)          (328,284)             (6,683)          12,513,482        (155,442,387)
  ------------       -------------        -----------         -----------        -------------       -------------
             0                   0                 NA                  NA            9,931,462          19,341,422
             0                   0                 NA                  NA                2,348               1,582
             0                   0                 NA                  NA            8,922,202           8,289,241
             0                   0                 NA                  NA           (1,528,355)         (3,167,648)
  ------------       -------------        -----------         -----------        -------------       -------------

             0                   0                 NA                  NA           17,327,657          24,464,597
  ------------       -------------        -----------         -----------        -------------       -------------
            NA                  NA                 NA                  NA            2,419,658          59,537,759
            NA                  NA                 NA                  NA                  430                 118
            NA                  NA                 NA                  NA            6,186,784                   0
            NA                  NA                 NA                  NA           (3,120,686)         (1,622,812)
  ------------       -------------        -----------         -----------        -------------       -------------

            NA                  NA                 NA                  NA            5,486,186          57,915,065
  ------------       -------------        -----------         -----------        -------------       -------------
    (6,583,939)        (27,838,221)        (1,067,499)           (487,586)          36,660,246         (75,312,577)
  ------------       -------------        -----------         -----------        -------------       -------------
   (53,086,287)       (108,352,713)        (3,165,535)         (4,431,016)        (156,974,252)       (391,258,004)
  ------------       -------------        -----------         -----------        -------------       -------------
  $100,117,470       $ 153,203,757        $ 3,238,564         $ 6,404,099        $ 285,564,841       $ 442,539,093
  ------------       -------------        -----------         -----------        -------------       -------------

               44 Wells Fargo Advantage International Stock Funds


                                             Statements of Changes in Net Assets

                                                                                                       ASIA PACIFIC FUND
                                                                                             -------------------------------------
                                                                                                  For the
                                                                                             Six Months Ended         For the
                                                                                              March 31, 2009        Year Ended
                                                                                                (Unaudited)     September 30, 2008
                                                                                             ----------------   ------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...................................................................        917,647           5,665,448
   Shares issued in reinvestment of distributions - Class A ................................         13,760             399,410
   Shares redeemed - Class A ...............................................................       (762,413)           (690,843)
                                                                                               ------------        ------------
   Net increase (decrease) in shares outstanding - Class A .................................        168,994           5,374,015
                                                                                               ------------        ------------
   Shares sold - Class B ...................................................................             NA                  NA
   Shares issued in reinvestment of distributions - Class B ................................             NA                  NA
   Shares redeemed - Class B ...............................................................             NA                  NA
                                                                                               ------------        ------------
   Net increase (decrease) in shares outstanding - Class B .................................             NA                  NA
                                                                                               ------------        ------------
   Shares sold - Class C ...................................................................         55,979             128,293
   Shares issued in reinvestment of distributions - Class C ................................             NA               4,260
   Shares redeemed - Class C ...............................................................        (37,854)            (18,674)
                                                                                               ------------        ------------
   Net increase (decrease) in shares outstanding - Class C .................................         18,125             113,879
                                                                                               ------------        ------------
   Shares sold - Administrator Class .......................................................             NA                  NA
   Shares issued in reinvestment of distributions - Administrator Class ....................             NA                  NA
   Shares redeemed - Administrator Class ...................................................             NA                  NA
                                                                                               ------------        ------------
   Net increase (decrease) in shares outstanding - Administrator Class .....................             NA                  NA
                                                                                               ------------        ------------
   Shares sold - Institutional Class .......................................................             NA                  NA
   Shares issued in reinvestment of distributions - Institutional Class ....................             NA                  NA
   Shares redeemed - Institutional Class ...................................................             NA                  NA
                                                                                               ------------        ------------
   Net increase (decrease) in shares outstanding - Institutional Class .....................             NA                  NA
                                                                                               ------------        ------------
   Shares sold - Investor Class ............................................................      5,674,171          24,065,492
   Shares issued in reinvestment of distributions - Investor Class .........................         10,503           7,006,282
   Shares redeemed - Investor Class ........................................................    (12,248,173)        (27,717,751)
                                                                                               ------------        ------------
   Net increase (decrease) in shares outstanding - Investor Class ..........................     (6,563,499)          3,354,023
                                                                                               ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....     (6,376,380)          8,841,917
                                                                                               ------------        ------------
Ending balance of undistributed net investment income (loss) ...............................   $  1,790,836        $    228,367
                                                                                               ------------        ------------

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage International Stock Funds 45


Statements of Changes in Net Assets

   EMERGING MARKETS EQUITY FUND            INTERNATIONAL CORE FUND              INTERNATIONAL EQUITY FUND
----------------------------------  ------------------------------------  ------------------------------------
    For the
  Six Months                             For the                               For the
     Ended            For the       Six Months Ended        For the       Six Months Ended        For the
March 31, 2009      Year Ended       March 31, 2009       Year Ended       March 31, 2009       Year Ended
  (Unaudited)   September 30, 2008     (Unaudited)    September 30, 2008     (Unaudited)    September 30, 2008
--------------  ------------------  ----------------  ------------------  ----------------  ------------------
      88,812           305,757            22,601             92,989              116,802            382,102
     211,235                 0             5,968             20,683              602,566            401,136
    (415,904)         (703,060)          (66,478)          (107,914)            (496,636)          (762,566)
   ---------         ---------         ---------          ---------          -----------       ------------
    (115,857)         (397,303)          (37,909)             5,758              222,732             20,672
   ---------         ---------         ---------          ---------          -----------       ------------
       1,298            12,799             1,296             31,279                  821             35,817
       6,450                 0             1,732             13,299               45,702             54,573
     (15,472)          (58,634)          (46,443)           (85,450)             (91,153)          (317,186)
   ---------         ---------         ---------          ---------          -----------       ------------
      (7,724)          (45,835)          (43,415)           (40,872)             (44,630)          (226,796)
   ---------         ---------         ---------          ---------          -----------       ------------
       8,124            15,337             4,158             19,325                6,470             13,152
       2,944                 0               536              4,319               14,241             11,352
     (16,327)          (28,774)          (17,889)           (35,518)             (22,246)           (40,134)
   ---------         ---------         ---------          ---------          -----------       ------------
      (5,259)          (13,437)          (13,195)           (11,874)              (1,535)           (15,630)
   ---------         ---------         ---------          ---------          -----------       ------------
      32,068           137,968           193,187              2,666            7,742,438          3,626,061
      40,749                 0             1,011                139            2,700,796          3,112,329
    (247,425)         (312,042)         (233,371)            (3,145)          (7,717,141)       (16,978,051)
   ---------         ---------         ---------          ---------          -----------       ------------
    (174,608)         (174,074)          (39,173)              (340)           2,726,093        (10,239,661)
   ---------         ---------         ---------          ---------          -----------       ------------
           0                 0                NA                 NA            1,267,664          1,257,261
           0                 0                NA                 NA            1,178,135            491,977
           0                 0                NA                 NA             (177,645)          (225,626)
   ---------         ---------         ---------          ---------          -----------       ------------
           0                 0                NA                 NA            2,268,154          1,523,612
   ---------         ---------         ---------          ---------          -----------       ------------
          NA                NA                NA                 NA              309,053          4,151,667
          NA                NA                NA                 NA              818,322                  0
          NA                NA                NA                 NA             (399,365)          (123,389)
   ---------         ---------         ---------          ---------          -----------       ------------
          NA                NA                NA                 NA              728,010          4,028,278
   ---------         ---------         ---------          ---------          -----------       ------------
    (303,448)         (630,649)         (133,692)           (47,328)           5,898,824         (4,909,525)
   ---------         ---------         ---------          ---------          -----------       ------------
   $ 151,196         $ 425,686         $ (23,564)         $  58,007          $ 1,191,608       $  9,225,028
   ---------         ---------         ---------          ---------          -----------       ------------

               46 Wells Fargo Advantage International Stock Funds


                                                            Financial Highlights

                                                  Beginning      Net      Net Realized   Distributions
                                                  Net Asset  Investment  and Unrealized     from Net     Distributions
                                                  Value Per    Income      Gain (Loss)     Investment      from Net
                                                    Share      (Loss)    on Investments      Income     Realized Gains
                                                  ---------  ----------  --------------  -------------  --------------
ASIA PACIFIC FUND
Class A
October 1, 2008 to March 31, 2009 (Unaudited) ..    $ 8.14     0.04(4)        (2.08)         (0.02)          0.00
October 1, 2007 to September 30, 2008 ..........    $15.83     0.09(4)        (5.20)          0.00          (2.58)
August 1, 20075 to September 30, 2007 ..........    $14.75     0.01            1.07           0.00           0.00
Class C
October 1, 2008 to March 31, 2009 (Unaudited) ..    $ 8.05     0.02(4)        (2.06)          0.00           0.00
October 1, 2007 to September 30, 2008 ..........    $15.81     0.04(4)        (5.22)          0.00          (2.58)
August 1, 20075 to September 30, 2007 ..........    $14.75     0.00            1.06           0.00           0.00
Investor Class
October 1, 2008 to March 31, 2009 (Unaudited) ..    $ 8.12     0.04(4)        (2.07)         (0.00)(9)       0.00
October 1, 2007 to September 30, 2008 ..........    $15.82     0.06(4)        (5.18)          0.00          (2.58)
October 1, 2006 to September 30, 2007 ..........    $12.56     0.05            4.97          (0.03)         (1.73)
October 1, 2005 to September 30, 2006 ..........    $11.53     0.07            2.02          (0.06)         (1.00)
January 1, 2005 to September 30, 2005(7) .......    $10.22     0.07            1.47          (0.05)         (0.18)
January 1, 2004 to December 31, 2004 ...........    $ 8.98     0.05            1.75(6)       (0.03)         (0.53)
EMERGING MARKETS EQUITY FUND
Class A
October 1, 2008 to March 31, 2009 (Unaudited) ..    $31.76     0.03(4)        (8.32)         (0.07)         (1.24)
October 1, 2007 to September 30, 2008 ..........    $47.97     0.36(4)       (16.57)          0.00           0.00
October 1, 2006 to September 30, 2007 ..........    $33.06     0.02(4)        14.93          (0.04)          0.00
October 1, 2005 to September 30, 2006 ..........    $27.59     0.58            5.40          (0.51)          0.00
October 1, 2004 to September 30, 2005 ..........    $20.62     0.13(4)         6.84           0.00           0.00
October 1, 2003 to September 30, 2004 ..........    $17.76     0.00(4)         2.86           0.00           0.00
Class B
October 1, 2008 to March 31, 2009 (Unaudited) ..    $30.58    (0.05)(4)       (8.01)          0.00          (1.24)
October 1, 2007 to September 30, 2008 ..........    $46.55     0.00(4)       (15.97)          0.00           0.00
October 1, 2006 to September 30, 2007 ..........    $32.29    (0.27)(4)       14.53           0.00           0.00
October 1, 2005 to September 30, 2006 ..........    $27.02     0.30            5.33          (0.36)          0.00
October 1, 2004 to September 30, 2005 ..........    $20.34    (0.03)(4)        6.71           0.00           0.00
October 1, 2003 to September 30, 2004 ..........    $17.62    (0.13)(4)        2.85           0.00           0.00
Class C
October 1, 2008 to March 31, 2009 (Unaudited) ..    $30.45    (0.05)(4)       (7.97)          0.00          (1.24)
October 1, 2007 to September 30, 2008 ..........    $46.37     0.01(4)       (15.93)          0.00           0.00
October 1, 2006 to September 30, 2007 ..........    $32.17    (0.27)(4)       14.47           0.00           0.00
October 1, 2005 to September 30, 2006 ..........    $26.87     0.31            5.28          (0.29)          0.00
October 1, 2004 to September 30, 2005 ..........    $20.24    (0.05)(4)        6.68           0.00           0.00
October 1, 2003 to September 30, 2004 ..........    $17.56    (0.14)(4)        2.82           0.00           0.00

----------
(1.) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3.) Calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(4.) Calculated based upon average shares outstanding.

(5.) Commencement of operations.

(6.) Includes $0.01 in redemption fees.

(7.) The Fund changed its fiscal year-end from December 31 to September 30.

(8.) Amount calculated is less than 0.005%.

(9.) Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage International Stock Funds 47


Financial Highlights

  Ending                 Ratio to Average Net Assets
Net Asset                       (Annualized)(1)                     Portfolio   Net Assets at
Value Per  Net Investment    Gross   Expenses     Net      Total     Turnover   End of Period
  Share     Income (Loss)  Expenses   Waived   Expenses  Return(2)    Rate(3)  (000's omitted)
---------  --------------  --------  --------  --------  ---------  ---------  ---------------


  $ 6.08        1.43%        2.03%    (0.43)%     1.60%   (25.01)%      86%        $ 33,894
  $ 8.14        0.77%        1.99%    (0.39)%     1.60%   (38.53)%     187%        $ 43,946
  $15.83        0.93%        1.91%    (0.41)%     1.50%     7.32%      184%        $    431

  $ 6.01        0.72%        2.81%    (0.46)%     2.35%   (25.34)%      86%        $    811
  $ 8.05        0.36%        2.71%    (0.36)%     2.35%   (39.10)%     187%        $    939
  $15.81        0.08%        2.64%    (0.39)%     2.25%     7.19%      184%        $     44

  $ 6.09        1.31%        2.17%    (0.52)%     1.65%   (24.98)%      86%        $205,093
  $ 8.12        0.52%        2.01%    (0.36)%     1.65%   (38.63)%     187%        $326,929
  $15.82        0.34%        1.95%    (0.30)%     1.65%    44.31%      184%        $583,810
  $12.56        0.65%        1.96%    (0.31)%     1.65%    19.38%      167%        $373,744
  $11.53        1.08%        1.92%    (0.23)%     1.69%    15.38%      117%        $186,088
  $10.22        0.57%        1.80%    (0.06)%     1.74%    20.45%      153%        $126,395


  $22.16        0.28%        2.10%    (0.20)%     1.90%   (26.00)%      60%        $ 83,095
  $31.76        0.79%        2.01%    (0.11)%     1.90%   (33.79)%     173%        $122,754
  $47.97        0.06%        2.04%    (0.14)%     1.90%    45.23%      149%        $204,496
  $33.06        1.87%        2.01%    (0.11)%     1.90%    21.95%      103%        $162,525
  $27.59        0.54%        2.03%    (0.13)%     1.90%    33.80%      184%        $157,107
  $20.62        0.00%        2.01%    (0.11)%     1.90%    16.04%      225%        $139,880

  $21.28       (0.47)%       2.85%    (0.20)%     2.65%   (26.25)%      60%        $  2,404
  $30.58        0.00%        2.76%    (0.11)%     2.65%   (34.31)%     173%        $  3,690
  $46.55       (0.70)%       2.79%    (0.14)%     2.65%    44.16%      149%        $  7,752
  $32.29        0.89%        2.76%    (0.11)%     2.65%    21.01%      103%        $  6,310
  $27.02       (0.12)%       2.77%    (0.12)%     2.65%    32.84%      184%        $  4,242
  $20.34       (0.64)%       2.77%    (0.12)%     2.65%    15.37%      225%        $  2,781

  $21.19       (0.50)%       2.85%    (0.20)%     2.65%   (26.24)%      60%        $  1,107
  $30.45        0.02%        2.75%    (0.10)%     2.65%   (34.33)%     173%        $  1,751
  $46.37       (0.70)%       2.79%    (0.14)%     2.65%    44.14%      149%        $  3,290
  $32.17        1.00%        2.76%    (0.11)%     2.65%    20.96%      103%        $  3,122
  $26.87       (0.20)%       2.77%    (0.12)%     2.65%    32.76%      184%        $  2,632
  $20.24       (0.71)%       2.77%    (0.12)%     2.65%    15.26%      225%        $  2,449

               48 Wells Fargo Advantage International Stock Funds


                                                            Financial Highlights

                                                  Beginning      Net      Net Realized   Distributions
                                                  Net Asset  Investment  and Unrealized     from Net     Distributions
                                                  Value Per    Income      Gain (Loss)     Investment      from Net
                                                    Share      (Loss)    on Investments      Income     Realized Gains
                                                  ---------  ----------  --------------  -------------  --------------
EMERGING MARKETS EQUITY FUND (continued)
Administrator Class
October 1, 2008 to March 31, 2009 (Unaudited) ..    $31.84    0.06(4)         (8.33)         (0.21)         (1.24)
October 1, 2007 to September 30, 2008 ..........    $47.96    0.49(4)        (16.61)          0.00           0.00
October 1, 2006 to September 30, 2007 ..........    $33.04    0.07(4)         14.99          (0.14)          0.00
October 1, 2005 to September 30, 2006 ..........    $27.58    0.69             5.36          (0.59)          0.00
October 1, 2004 to September 30, 2005 ..........    $20.55    0.22(4)          6.81           0.00           0.00
October 1, 2003 to September 30, 2004 ..........    $17.64    0.06(4)          2.85           0.00           0.00
INTERNATIONAL CORE FUND
Class A
October 1, 2008 to March 31, 2009 (Unaudited) ..    $10.87    0.02(4)         (3.62)         (0.18)          0.00
October 1, 2007 to September 30, 2008 ..........    $17.04    0.22(4)         (5.32)         (0.17)         (0.90)
October 1, 2006 to September 30, 2007 ..........    $14.15    0.17             3.13          (0.12)         (0.29)
October 1, 2005 to September 30, 2006 ..........    $13.98    0.16             1.58          (0.12)         (1.45)
January 1, 2005 to September 30, 2005(7) .......    $13.16    0.11             0.74           0.00          (0.03)
January 1, 2004 to December 31, 2004 ...........    $11.47    0.28(4)          1.93          (0.25)         (0.27)
Class B
October 1, 2008 to March 31, 2009 (Unaudited) ..    $10.62   (0.01)(4)        (3.55)         (0.11)          0.00
October 1, 2007 to September 30, 2008 ..........    $16.69    0.10(4)         (5.20)         (0.07)         (0.90)
October 1, 2006 to September 30, 2007 ..........    $13.93    0.08             3.04          (0.07)         (0.29)
October 1, 2005 to September 30, 2006 ..........    $13.90    0.08             1.54          (0.14)         (1.45)
January 1, 2005 to September 30, 2005(7) .......    $13.13    0.14             0.66           0.00          (0.03)
January 1, 2004 to December 31, 2004 ...........    $11.45    0.28(4)          1.92          (0.25)         (0.27)
Class C
October 1, 2008 to March 31, 2009 (Unaudited) ..    $10.69   (0.01)(4)        (3.58)         (0.09)          0.00
October 1, 2007 to September 30, 2008 ..........    $16.78    0.10(4)         (5.22)         (0.07)         (0.90)
October 1, 2006 to September 30, 2007 ..........    $13.97    0.07             3.08          (0.05)         (0.29)
October 1, 2005 to September 30, 2006 ..........    $13.88    0.05             1.58          (0.09)         (1.45)
January 1, 2005 to September 30, 2005(7) .......    $13.12    0.11             0.68           0.00          (0.03)
January 1, 2004 to December 31, 2004 ...........    $11.43    0.28(4)          1.93          (0.25)         (0.27)
Administrator Class
October 1, 2008 to March 31, 2009 (Unaudited) ..    $11.01   (0.03)(4)        (3.62)         (0.11)          0.00
October 1, 2007 to September 30, 2008 ..........    $17.26    0.26(4)         (5.38)         (0.23)         (0.90)
October 1, 2006 to September 30, 2007 ..........    $14.19    0.43             2.93           0.00          (0.29)
October 1, 2005 to September 30, 2006 ..........    $13.99    0.24             1.52          (0.11)         (1.45)
April 11, 2005(5) to September 30, 2005 ........    $13.23    0.08             0.68           0.00           0.00
INTERNATIONAL EQUITY FUND
Class A
October 1, 2008 to March 31, 2009 (Unaudited) ..    $11.68    0.03(4)         (3.66)         (0.23)         (1.28)
October 1, 2007 to September 30, 2008 ..........    $19.49    0.31(4)         (5.91)         (0.23)         (1.98)
October 1, 2006 to September 30, 2007 ..........    $15.91    0.24(4)          3.51          (0.17)          0.00
October 1, 2005 to September 30, 2006 ..........    $13.69    0.17(4)          2.20          (0.15)          0.00
October 1, 2004 to September 30, 2005 ..........    $11.09    0.17             2.43          (0.00)          0.00
October 1, 2003 to September 30, 2004 ..........    $ 9.88    0.04(4)          1.23          (0.06)          0.00
Class B
October 1, 2008 to March 31, 2009 (Unaudited) ..    $11.07   (0.00)(4,9)      (3.47)         (0.10)         (1.28)
October 1, 2007 to September 30, 2008 ..........    $18.52    0.16(4)         (5.58)         (0.05)         (1.98)
October 1, 2006 to September 30, 2007 ..........    $15.13    0.07(4)          3.36          (0.04)          0.00
October 1, 2005 to September 30, 2006 ..........    $13.03    0.07(4)          2.08          (0.05)          0.00
October 1, 2004 to September 30, 2005 ..........    $10.62    0.07             2.34          (0.00)          0.00
October 1, 2003 to September 30, 2004 ..........    $ 9.48   (0.05)(4)         1.19           0.00           0.00
Class C
October 1, 2008 to March 31, 2009 (Unaudited) ..    $10.98   (0.00)(4,9)      (3.43)         (0.14)         (1.28)
October 1, 2007 to September 30, 2008 ..........    $18.46    0.17(4)         (5.56)         (0.11)         (1.98)
October 1, 2006 to September 30, 2007 ..........    $15.10    0.09(4)          3.34          (0.07)          0.00
October 1, 2005 to September 30, 2006 ..........    $13.00    0.07(4)          2.09          (0.06)          0.00
October 1, 2004 to September 30, 2005 ..........    $10.60    0.06             2.34           0.00           0.00
October 1, 2003 to September 30, 2004 ..........    $ 9.47   (0.04)(4)         1.17           0.00           0.00

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage International Stock Funds 49


Financial Highlights

  Ending    Ratio to Average Net Assets (Annualized)(1)
Net Asset  --------------------------------------------             Portfolio   Net Assets at
Value Per  Net Investment    Gross   Expenses    Net       Total     Turnover   End of Period
  Share    Income (Loss)   Expenses   Waived   Expenses  Return(2)   Rate(3)   (000's omitted)
---------  --------------  --------  --------  --------  ---------  ---------  ---------------


  $22.12        0.53%        1.92%    (0.32)%   1.60%     (25.87)%      60%       $13,512
  $31.84        1.07%        1.83%    (0.23)%   1.60%     (33.61)%     173%       $25,008
  $47.96        0.18%        1.86%    (0.26)%   1.60%      45.73%      149%       $46,018
  $33.04        2.10%        1.83%    (0.23)%   1.60%      22.26%      103%       $76,362
  $27.58        0.92%        1.76%    (0.16)%   1.60%      34.21%      184%       $73,406
  $20.55        0.30%        1.69%    (0.09)%   1.60%      16.43%      225%       $50,376


  $ 7.09        0.44%        4.53%    (3.03)%   1.50%     (33.41)%      83%       $ 2,051
  $10.87        1.55%        3.31%    (1.81)%   1.50%     (31.74)%      54%       $ 3,558
  $17.04        1.37%        2.78%    (1.28)%   1.50%      23.68%       61%       $ 5,478
  $14.15        1.61%        4.04%    (2.54)%   1.50%      13.75%       36%       $ 2,745
  $13.98        1.82%        5.94%    (4.96)%   0.98%       6.48%       37%       $ 1,299
  $13.16        2.33%        4.78%    (4.77)%   0.01%      19.38%       28%       $   757

  $ 6.95       (0.33)%       5.29%    (3.04)%   2.25%     (33.69)%      83%       $   848
  $10.62        0.72%        4.05%    (1.80)%   2.25%     (32.24)%      54%       $ 1,757
  $16.69        0.55%        3.53%    (1.28)%   2.25%      22.81%       61%       $ 3,444
  $13.93        0.72%        4.86%    (2.61)%   2.25%      12.93%       36%       $ 2,616
  $13.90        1.58%        6.88%    (5.44)%   1.44%       6.11%       37%       $ 1,702
  $13.13        2.32%        5.52%    (5.52)%   0.00%(8)   19.32%       28%       $ 1,218

  $ 7.01       (0.35)%       5.27%    (3.02)%   2.25%     (33.68)%      83%       $   291
  $10.69        0.73%        4.04%    (1.79)%   2.25%     (32.19)%      54%       $   585
  $16.78        0.56%        3.53%    (1.28)%   2.25%      22.95%       61%       $ 1,118
  $13.97        0.77%        4.87%    (2.62)%   2.25%      12.99%       36%       $   637
  $13.88        1.51%        6.73%    (5.34)%   1.40%       6.04%       37%       $   325
  $13.12        2.31%        5.51%    (5.51)%   0.00%(8)   19.44%       28%       $   317

  $ 7.25       (0.74)%       3.75%    (2.50)%   1.25%     (33.30)%      83%       $    48
  $11.01        1.76%        3.15%    (1.90)%   1.25%     (31.55)%      54%       $   504
  $17.26        1.57%        2.66%    (1.41)%   1.25%      24.00%       61%       $   795
  $14.19        1.95%        4.01%    (2.76)%   1.25%      13.95%       36%       $    30
  $13.99        1.53%        5.60%    (4.18)%   1.41%       5.74%      106%       $    16


  $ 6.54        0.71%        1.78%    (0.37)%   1.41%     (32.55)%      60%       $22,634
  $11.68        1.93%        1.67%    (0.19)%   1.48%     (32.12)%      62%       $37,819
  $19.49        1.32%        1.70%    (0.20)%   1.50%      23.68%       49%       $62,693
  $15.91        1.16%        1.67%    (0.17)%   1.50%      17.50%       44%       $52,243
  $13.69        1.24%        1.66%    (0.16)%   1.50%      23.48%       46%       $57,496
  $11.09        0.36%        1.71%    (0.21)%   1.50%      12.89%      112%       $56,108

  $ 6.22       (0.09)%       2.52%    (0.36)%   2.16%     (32.82)%      60%       $ 1,528
  $11.07        1.03%        2.43%    (0.20)%   2.23%     (32.61)%      62%       $ 3,213
  $18.52        0.39%        2.45%    (0.20)%   2.25%      22.73%       49%       $ 9,579
  $15.13        0.49%        2.42%    (0.17)%   2.25%      16.57%       44%       $15,385
  $13.03        0.49%        2.41%    (0.16)%   2.25%      22.69%       46%       $14,653
  $10.62       (0.43)%       2.46%    (0.21)%   2.25%      12.03%      112%       $14,796

  $ 6.13       (0.06)%       2.52%    (0.36)%   2.16%     (32.74)%      60%       $   546
  $10.98        1.11%        2.42%    (0.19)%   2.23%     (32.64)%      62%       $   995
  $18.46        0.54%        2.45%    (0.20)%   2.25%      22.76%       49%       $ 1,961
  $15.10        0.49%        2.42%    (0.17)%   2.25%      16.65%       44%       $ 1,652
  $13.00        0.42%        2.41%    (0.16)%   2.25%      22.64%       46%       $ 1,512
  $10.60       (0.39)%       2.45%    (0.20)%   2.25%      11.93%      112%       $ 1,618

               50 Wells Fargo Advantage International Stock Funds


                                                            Financial Highlights

                                                  Beginning      Net      Net Realized   Distributions
                                                  Net Asset  Investment  and Unrealized     from Net     Distributions
                                                  Value Per    Income      Gain (Loss)     Investment      from Net
                                                    Share      (Loss)    on Investments      Income     Realized Gains
                                                  ---------  ----------  --------------  -------------  --------------
INTERNATIONAL EQUITY FUND (continued)
Administrator Class
October 1, 2008 to March 31, 2009 (Unaudited) ..    $11.67     0.04(4)        (3.65)         (0.26)         (1.28)
October 1, 2007 to September 30, 2008 ..........    $19.48     0.31(4)        (5.87)         (0.27)         (1.98)
October 1, 2006 to September 30, 2007 ..........    $15.90     0.26(4)         3.53          (0.21)          0.00
October 1, 2005 to September 30, 2006 ..........    $13.69     0.23(4)         2.17          (0.19)          0.00
October 1, 2004 to September 30, 2005 ..........    $11.08     0.17            2.48          (0.04)          0.00
October 1, 2003 to September 30, 2004 ..........    $ 9.87     0.07(4)         1.22          (0.08)          0.00
Institutional Class
October 1, 2008 to March 31, 2009 (Unaudited) ..    $11.69     0.05(4)        (3.66)         (0.29)         (1.28)
October 1, 2007 to September 30, 2008 ..........    $19.50     0.38(4)        (5.90)         (0.31)         (1.98)
October 1, 2006 to September 30, 2007 ..........    $15.91     0.45(4)         3.37          (0.23)          0.00
August 31, 2006(5) to September 30, 2006 .......    $15.84     0.02(4)         0.05           0.00           0.00
Investor Class
October 1, 2008 to March 31, 2009 (Unaudited) ..    $11.68     0.03(4)        (3.66)         (0.26)         (1.28)
July 18, 2008(5) to September 30, 2008 .........    $14.27     0.04(4)        (2.63)          0.00           0.00

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage International Stock Funds 51


Financial Highlights

 Ending     Ratio to Average Net Assets (Annualized)(1)
Net Asset  --------------------------------------------             Portfolio   Net Assets at
Value Per  Net Investment    Gross   Expenses     Net      Total     Turnover   End of Period
 Share      Income (Loss)  Expenses   Waived   Expenses  Return(2)   Rate(3)   (000's omitted)
---------  --------------  --------  --------  --------  ---------  ---------  ---------------


  $ 6.52         0.96%       1.59%    (0.34)%    1.25%    (32.46)%      60%       $181,868
  $11.67         1.92%       1.50%    (0.25)%    1.25%    (31.98)%      62%       $293,831
  $19.48         1.48%       1.52%    (0.27)%    1.25%     24.00%       49%       $689,808
  $15.90         1.52%       1.49%    (0.24)%    1.25%     17.74%       44%       $698,778
  $13.69         1.54%       1.41%    (0.16)%    1.25%     23.94%       46%       $594,488
  $11.08         0.64%       1.38%    (0.13)%    1.25%     13.11%      112%       $394,649

  $ 6.51         1.20%       1.33%    (0.34)%    0.99%    (32.47)%      60%       $ 48,006
  $11.69         2.46%       1.23%    (0.19)%    1.04%    (31.79)%      62%       $ 59,620
  $19.50         2.43%       1.22%    (0.17)%    1.05%     24.22%       49%       $ 69,756
  $15.91         1.77%       1.29%    (0.40)%    0.89%      0.44%       44%       $     10

  $ 6.51         0.68%       1.89%    (0.43)%    1.46%    (32.50)%      60%       $ 30,984
  $11.68         1.60%       1.85%    (0.39)%    1.46%    (18.15)%      62%       $ 47,062

               52 Wells Fargo Advantage International Stock Funds


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at March 31, 2009 was comprised of 99 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Asia Pacific Fund, Emerging Markets Equity Fund, International Core Fund, and International Equity Fund. Each Fund in this report is a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

As of the open of business on July 21, 2008, the Wells Fargo Advantage International Equity Fund (the "Acquiring Fund") acquired all of the assets and assumed all of the liabilities of the Wells Fargo Advantage Overseas Fund (the "Target Fund") (the "Acquisition").

The Acquiring Fund was deemed to be the accounting survivor in the Acquisition. The Acquisition was completed pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Trust on November 7, 2007 and by the shareholders of the Target Fund on June 30, 2008. The Acquisition was accomplished through the following steps. In a tax-free exchange, the Acquiring Fund issued 133,206 of its Institutional Class shares (valued at $1,899,375), and 4,018,644 of its Investor Class shares (valued at $57,333,765), in exchange for all of the assets and liabilities of the Target Fund. The aggregate net assets of the Target Fund, representing the aggregate net asset value of the Institutional Class and Investor Class shares of the Target Fund, at the close of business on July 18, 2008 were valued at $59,233,140 and were combined with those of the Acquiring Fund. The Target Fund then liquidated by distributing (i) Institutional Class shares of the Acquiring Fund pro rata to the Target Fund shareholders holding Institutional Class shares of the Target Fund, and (ii) Investor Class shares of the Acquiring Fund pro rata to the Target Fund shareholders holding Investor Class shares of the Target Fund. As a result, the Target Fund shareholders received shares of their specified class of the Acquiring Fund with a total value equal to the value of their Target Fund shares at the close of business on July 18, 2008.

In connection with the Acquisition, the Target Fund was dissolved and terminated as a series of the Trust. The aggregate net assets of the Acquiring Fund immediately after the Acquisition totaled $545,634,204.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Prospectus for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum

               Wells Fargo Advantage International Stock Funds 53


Notes to Financial Statements

exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

               54 Wells Fargo Advantage International Stock Funds


                                                   Notes to Financial Statements

The following is a summary of the inputs used as of March 31, 2009 in valuing the Funds' investments in securities:

                                                                     Total Fair
                                                                        Value
                                                                        as of
INTERNATIONAL STOCK FUNDS         Level 1      Level 2    Level 3    03/31/2009
-------------------------      ------------   ---------   -------   ------------
ASIA PACIFIC FUND              $228,360,483           0         0   $228,360,483
EMERGING MARKETS EQUITY FUND     98,295,626   3,948,678   201,091    102,445,395
INTERNATIONAL CORE FUND           3,205,193           0         0      3,205,193
INTERNATIONAL EQUITY FUND       288,847,793           0    37,048    288,884,841

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                             Asia Pacific   Emerging Markets   International   International
                                                 Fund          Equity Fund       Core Fund      Equity Fund
                                             ------------   ----------------   -------------   -------------
BALANCE AS OF 09/30/2008                          $0           $1,055,724             $0          $     0
   Accrued discounts (premiums)                    0                    0              0                0
   Realized gain (loss)                            0                    0              0                0
   Change in unrealized appreciation
      (depreciation)                               0             (101,581)             0                0
   Net purchases (sales)                           0             (314,245)             0                0
   Transfer in (out) of Level 3                    0             (438,807)             0           37,048
BALANCE AS OF 03/31/2009                          $0           $  201,091             $0          $37,048

The following is a summary of the unrealized appreciations (depreciations) associated with Level 3 securities held as of March 31, 2009:

                                             Asia Pacific   Emerging Markets   International   International
                                                 Fund          Equity Fund       Core Fund      Equity Fund
                                             ------------   ----------------   -------------   -------------
Change in unrealized appreciation
   (depreciation) relating to securities
   held at the end of reporting period            $0            $(101,581)            $0             $0

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

               Wells Fargo Advantage International Stock Funds 55


Notes to Financial Statements

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2009.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: September 30, 2005; September 30, 2006; September 30, 2007; September 30,
2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

At September 30, 2008, the Funds' prior fiscal year end, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                               Capital Loss
FUND                        Expiration Year   Carryforwards
----                        ---------------   -------------
INTERNATIONAL EQUITY FUND        2009           $3,012,153
                                 2010            2,147,869
                                 2011            1,709,784

At September 30, 2008, the Funds' prior fiscal year end, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                              Deferred
                            Post-October
FUND                        Capital Loss
----                        ------------
ASIA PACIFIC FUND           $63,334,683
INTERNATIONAL CORE FUND         317,919

At September 30, 2008, the Funds' prior fiscal year end, current year deferred post-October currency loss, which will be treated as realized for tax purposes on the first day of the succeeding year, was:

                              Deferred
                            Post-October
FUND                        Currency Loss
----                        ------------
INTERNATIONAL CORE FUND        $24,963

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks

               56 Wells Fargo Advantage International Stock Funds


                                                   Notes to Financial Statements

arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

As of March 31, 2009, there were no outstanding forward foreign currency contracts.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the six-month period ended March 31, 2009, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan, the related collateral and the liability to return the collateral at March 31, 2009, are shown on the Statements of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of March 31, 2009, the following Fund owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

               Wells Fargo Advantage International Stock Funds 57


Notes to Financial Statements

FUND                           Defaulted SIVs (Market Value)   % of Net Assets
----                           -----------------------------   ---------------
EMERGING MARKETS EQUITY FUND              $146,647                   0.15

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                    Advisory                                              Subadvisory
                                                   Fees (% of                                             Fees (% of
                              Average Daily      Average Daily                         Average Daily     Average Daily
FUND                            Net Assets         Net Assets)       Subadviser         Net Assets        Net Assets)
----                        ------------------   -------------   ----------------   ------------------   -------------
ASIA PACIFIC FUND           First $500 million       1.100        Wells Capital     First $100 million       0.650
                             Next $500 million       1.050          Management       Next $100 million       0.550
                               Next $2 billion       1.000         Incorporated      Over $200 million       0.450
                               Next $2 billion       0.975
                               Over $5 billion       0.950
EMERGING MARKETS EQUITY
FUND                        First $500 million       1.100        Wells Capital     First $100 million       0.650
                             Next $500 million       1.050          Management       Next $100 million       0.550
                               Next $2 billion       1.000         Incorporated      Over $200 million       0.450
                               Next $2 billion       0.975
                               Over $5 billion       0.950
INTERNATIONAL CORE FUND     First $500 million       0.950          Evergreen        First $50 million       0.350
                             Next $500 million       0.900          Investment       Next $500 million       0.290
                               Next $2 billion       0.850          Management       Over $550 million       0.200
                               Next $2 billion       0.825        Company, LLC*
                               Over $5 billion       0.800
INTERNATIONAL EQUITY FUND   First $500 million       0.950       Artisan Partners   First $250 million       0.700
                             Next $500 million       0.900              LP          Over $250 million        0.500
                               Next $2 billion       0.850
                               Next $2 billion       0.825          LSV Asset       First $150 million       0.350
                               Over $5 billion       0.800          Management       Next $350 million       0.400
                                                                                     Next $250 million       0.350
                                                                                     Next $250 million       0.325
                                                                                       Over $1 billion       0.300
                                                                    Evergreen
                                                                    Investment       First $50 million       0.350
                                                                    Management       Next $500 million       0.290
                                                                  Company, LLC**     Over $550 million       0.200

----------
* Effective March 2, 2009, following approval of the Board of Trustees of the Trust, Evergreen Investment Management Company, LLC ("Evergreen") replaced New Star Institutional Managers Limited ("New Star") as the sub-adviser to the Fund and assumed day-to-day investment management responsibilities for the Fund. For the portion of the reporting period prior to such date, New Star was entitled to receive a subadvisory fee at the same rates shown in the table. Evergreen is entitled to receive a subadvisory fee at the rates shown in the table until the Fund obtains shareholder approval to implement a new fee schedule. Upon any such implementation, Evergreen would be entitled to receive a sub-advisory fee for managing the Fund at the following rates, expressed as a percentage of average daily net assets of the portfolio: 0.450% for the first $200 million and 0.400% for assets over $200 million.

** Effective March 2, 2009, following approval of the Board of Trustees of the Trust, Evergreen Investment Management Company, LLC ("Evergreen") replaced New Star Institutional Managers Limited ("New Star") as the sub-adviser to the Fund and assumed day-to-day investment management responsibilities for one-third of the Fund's assets. For the portion of the reporting period prior to such date, New Star was entitled to receive a sub-advisory fee at the same rates shown in the table. Evergreen is entitled to receive a sub-advisory fee at the rates shown in the table until the Fund obtains shareholder approval to implement a new fee schedule. Upon any such implementation, Evergreen would be entitled to receive a sub-advisory fee for managing the Fund at the following rates, expressed as a percentage of average daily net assets of the portfolio: 0.450% for the first $200 million and 0.400% for assets over $200 million.

               58 Wells Fargo Advantage International Stock Funds


                                                   Notes to Financial Statements

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                Admin Fees For             Admin Fees
                                         International Core Fund Only    For Other Funds
                        Average Daily            (% of Average            (% of Average
FUND                      Net Assets           Daily Net Assets)        Daily Net Assets)
----                  ----------------   ----------------------------   -----------------
Fund Level            First $5 billion               0.05                     0.05
                       Next $5 billion               0.04                     0.04
                      Over $10 billion               0.03                     0.03
Class A               All asset levels               0.23                     0.28
Class B               All asset levels               0.23                     0.28
Class C               All asset levels               0.23                     0.28
Administrator Class   All asset levels               0.10                     0.10
Institutional Class   All asset levels                NA                      0.08
Investor Class        All asset levels                NA                      0.38

The trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                          % of Average
FUND                                                                    Daily Net Assets
----                                                                    ----------------
ASIA PACIFIC FUND                                                             0.25
EMERGING MARKETS EQUITY FUND                                                  0.25
INTERNATIONAL CORE FUND                                                       0.10
INTERNATIONAL EQUITY FUND                                                     0.10

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                          % of Average
SHARE CLASS                                                             Daily Net Assets
-----------                                                             ----------------
Class A, Class B, Class C, Administrator Class and Investor Class             0.25

For the six-month period ended March 31, 2009, shareholder servicing fees paid were as follows:

                                                             Administrator   Investor
FUND                           Class A   Class B   Class C       Class         Class
----                          --------   -------   -------   -------------   --------
ASIA PACIFIC FUND             $ 35,798      NA      $1,009         NA        $282,641
EMERGING MARKET EQUITY FUND    104,475    $3,111     1,457      $ 20,371        NA
INTERNATIONAL CORE FUND          3,061     1,373       473           417        NA
INTERNATIONAL EQUITY FUND       35,584     2,454       833       234,120       42,289

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

               Wells Fargo Advantage International Stock Funds 59


Notes to Financial Statements

For the six-month period ended March 31, 2009, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PNC Global Investment Servicing, Inc. ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the six-month period ended March 31, 2009, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the six-month period ended March 31, 2009, were as follows:

                                                         Net Operating Expense Ratios
                                                         ----------------------------
Fund                           Class A   Class B   Class C   Administrator   Institutional   Investor
----                           -------   -------   -------   -------------   -------------   --------
ASIA PACIFIC FUND               1.60%      NA       2.35%         NA             NA            1.65%
EMERGING MARKETS EQUITY FUND    1.90%     2.65%     2.65%        1.60%           NA             NA
INTERNATIONAL CORE FUND         1.50%     2.25%     2.25%        1.25%           NA             NA
INTERNATIONAL EQUITY FUND       1.41%     2.16%     2.16%        1.25%          0.99%          1.46%

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six-month period ended March 31, 2009, were as follows:

FUND                          PURCHASES AT COST   SALES PROCEEDS
----                          -----------------   --------------
ASIA PACIFIC FUND                $206,616,896      $203,882,246
EMERGING MARKET EQUITY FUND        59,194,454        64,734,081
INTERNATIONAL CORE FUND             3,522,594         4,703,913
INTERNATIONAL EQUITY FUND         180,795,557       195,167,099

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Prior to its amendment on September 10, 2008, the agreement permitted borrowings of up to $150 million, collectively. Interest was charged to each Fund based on its borrowing at a rate equal to the Federal Funds rate plus 0.40%. In addition, the Funds paid a quarterly commitment fee equal to 0.1% per annum of the credit line. Pursuant to the amendment to the Credit Agreement entered into on September 10, 2008, interest under the Credit Agreement after such date is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.60%. In addition, under the amended Credit Agreement, the Funds pay a quarterly commitment equal to 0.15% per annum of the credit line.

For the six-month period ended March 31, 2009, Asia Pacific Fund paid a total of $1,372 and International Equity Fund paid a total of $3,056 in interest on the following borrowings under this agreement. There were no outstanding loans under the Agreement as of March 31, 2009.

FUND                        LOAN AMOUNT   WEIGHTED AVERAGE INTEREST RATE
----                        -----------   ------------------------------
ASIA PACIFIC FUND           $19,000,000              2.60%
INTERNATIONAL EQUITY FUND    20,000,000              1.10%

               60 Wells Fargo Advantage International Stock Funds


                                                   Notes to Financial Statements

6. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. The current Funds' advisor has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, and interim periods within those years. As of March 31, 2009, Management is continuing to evaluate the impact, if any, that adoption of SFAS 161 may have on the financial statements.

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly" ("FAS 157-4"). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

8. MISCELLANEOUS

FOREIGN TAXES PAYABLE

Under Indian tax law, U.S. mutual funds are subject to taxation on capital gains realized upon the sale of Indian securities. Mutual fund industry practice has long been to net long-term capital losses against taxable short-term capital gains. However, the Indian tax statute was amended in mid-2002 to disallow such netting, and the Indian tax authorities have subsequently assessed additional taxes on many U.S. mutual funds based upon a retroactive application of the tax statute. For the taxable years since its inception date, the Wells Fargo Advantage Emerging Markets Equity Fund (the "Focus Fund"), as successor to the Montgomery Emerging Markets Fund and Montgomery Emerging Markets Focus Fund, has been assessed approximately $590,000. The Fund filed an administrative appeal to this assessment in April 2003.

In 2003, the Focus Fund received a demand for half of the $590,000 to stay the imposition of additional penalties while the assessment was under appeal, and pursuant to an agreement reached that year, the Focus Fund made such payment. The Focus Fund made the determination to accrue the entire amount at issue as a tax expense. The Focus Fund has received favorable decisions from the Income Tax Appellate Tribunal ("ITAT") for the tax years in question. However, based upon discussions with counsel in India, it remains possible that the tax authority could successfully appeal the decisions with the High Court in India. As a result, the liability for foreign taxes will remain on the Focus Fund's Statement of Assets and Liabilities until the ultimate resolution is known.

Foreign taxes payable also reflects accrued India and Thailand capital gains tax on unrealized gains, if any, on Indian and Thai securities as required under GAAP.

               Wells Fargo Advantage International Stock Funds 61


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"), Members of the Advisory Board of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees, Advisory Board Members and Officers listed below acts in identical capacities for each of the 134 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee, Advisory Board Member and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee, Advisory Board Member and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                     Position Held and
Name and Age         Length of Service(2)        Principal Occupations During Past Five Years                    Other Directorships
------------------   -------------------------   -------------------------------------------------------------   -------------------
Thomas S. Goho(3)    Trustee, since 1987         Co-Director for the Calloway School of Stephens University of   None
66                                               Wake Forest University. Prior thereto, the Thomas Goho Chair of Finance of Wake Forest University, Calloway School of
                                                 Business and Accountancy, from 2006-2007 and Associate
                                                 Professor of Finance from 1999-2005.

Peter G. Gordon      Trustee, since 1998;        Co-Founder, Chairman, President and CEO of Crystal Geyser       None
66                   Chairman, since 2005        Water Company.
                     (Lead Trustee since 2001)

Judith M. Johnson    Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer and Chief       None
59                                               Investment Officer of Minneapolis Employees Retirement Fund
                                                 from 1996 to 2008. Ms. Johnson is a certified public
                                                 accountant and a certified managerial accountant.

Olivia S. Mitchell   Trustee, since 2006         Professor of Insurance and Risk Management, Wharton School,     None
56                                               University of Pennsylvania. Director of the Boettner Center
                                                 on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate,
                                                 National Bureau of Economic Research.

Timothy J. Penny     Trustee, since 1996         President and CEO of Southern Minnesota Initiative              None
57                                               Foundation, a non-profit organization since 2007 and Senior
                                                 Fellow at the Humphrey Institute Policy Forum at the
                                                 University of Minnesota since 1995. Member of the Board of
                                                 Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Donald C. Willeke    Trustee, since 1996         Principal of the law firm of Willeke & Daniels. General         None
68                                               Counsel of the Minneapolis Employees Retirement Fund from
                                                 1984 to present.

               62 Wells Fargo Advantage International Stock Funds


                                                   Other Information (Unaudited)

ADVISORY BOARD MEMBERS

                     Position Held and
Name and Age         Length of Service(2)        Principal Occupations During Past Five Years                    Other Directorships
------------------   -------------------------   -------------------------------------------------------------   -------------------
Isaiah Harris, Jr.   Advisory Board Member,      Retired. Prior thereto, President and CEO of BellSouth          CIGNA Corporation;
56                   since 2008                  Advertising and Publishing Corp. from 2005 to 2007, President   Deluxe Corporation
                                                 and CEO of BellSouth Enterprises from 2004 to 2005 and
                                                 President of BellSouth Consumer Services from 2000 to 2003.
                                                 Currently a member of the Iowa State University Foundation
                                                 Board of Governors and a member of the Advisory Board of Iowa
                                                 State University School of Business.

David F. Larcker     Advisory Board Member,      James Irvin Miller Professor of Accounting at the Graduate      None
58                   since 2008                  School of Business, Stanford University. Director of
                                                 Corporate Governance Research Program and Co-Director of The
                                                 Rock Center for Corporate Governance since 2006. From 2005 to
                                                 2008, Professor of Accounting at the Graduate School of
                                                 Business, Stanford University. Prior thereto, Ernst & Young
                                                 Professor of Accounting at The Wharton School, University of
                                                 Pennsylvania from 1985 to 2005.

OFFICERS

                     Position Held and
Name and Age         Length of Service(2)        Principal Occupations During Past Five Years                    Other Directorships
------------------   -------------------------   -------------------------------------------------------------   -------------------
Karla M. Rabusch     President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and          None
49                                               President of Wells Fargo Funds Management, LLC since 2003.
                                                 Senior Vice President and Chief Administrative Officer of
                                                 Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman     Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds        None
48                   Chief Legal Officer,        Management, LLC since 2001. Managing Counsel of Wells Fargo
                     since 2003                  Bank, N.A. since 2000.

Stephen W.            Treasurer, since 2007      Vice President and Manager of Fund Accounting, Reporting and    None
Leonhardt                                        Tax for Wells Fargo Funds Management, LLC since 2007.
49                                               Director of Fund Administration and SEC Reporting for
                                                 TIAA-CREF from 2005 to 2007. Chief Operating Officer for UMB
                                                 Fund Services, Inc. from 2004 to 2005. Controller for Sungard
                                                 Transaction Networks from 2002 to 2004.

Debra Ann Early      Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds Management, LLC   None
44                   since 2007                  since 2007. Chief Compliance Officer of Parnassus Investments
                                                 from 2005 to 2007. Chief Financial Officer of Parnassus
                                                 Investments from 2004 to 2007. Senior Audit Manager of
                                                 PricewaterhouseCoopers LLP from 1998 to 2004.


----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Retired as Non-Interested Trustee effective March 31, 2009.

               Wells Fargo Advantage International Stock Funds 63


Other Information (Unaudited)

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS: ASIA PACIFIC FUND, EMERGING MARKETS EQUITY FUND, INTERNATIONAL CORE FUND AND INTERNATIONAL EQUITY FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Emerging Markets Equity Fund (formerly named the Emerging Markets Focus Fund), International Core Fund and International Equity Fund (the "Funds"); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Emerging Markets Equity Fund; (iii) an investment sub-advisory agreement with New Star Institutional Managers Limited ("New Star") for the International Core Fund and International Equity Fund; (iv) an investment sub-advisory agreement with Artisan Partners Limited Partnership ("Artisan") for the International Equity Fund; and (v) an investment sub-advisory agreement with LSV Asset Management ("LSV") for the International Equity Fund. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, New Star, Artisan and LSV (the "Sub-Advisers"), are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 28, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the March 28, 2008, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Board evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2007. The Board also considered these results in comparison to the median performance of a universe of relevant funds

               64 Wells Fargo Advantage International Stock Funds


                                                   Other Information (Unaudited)

that was determined by Lipper Inc. ("Lipper") to be similar to the Funds (the "Universe"), as well as to the Funds' benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of the International Equity Fund was better than or not appreciably below the median performance of its Universe for all time periods. The Board noted that the performance of the Emerging Markets Equity Fund and International Core Fund was lower than the median performance of each Fund's Universe for most time periods and required further review. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Emerging Markets Equity Fund and International Core Fund. The Board requested continued reports on the performance of the Emerging Markets Equity Fund and International Core Fund.

The Board received and considered information regarding the Funds' contractual advisory fees, and net operating expense ratios and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the respective median fees of narrower groups of funds that were determined by Lipper to be the most similar to the Funds (the "Peer Group") and to other comparative data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Peer Group. The Board noted that the net operating expense ratios for each Fund were lower than, equal to, or not appreciably higher than, its Peer Group's median net operating expense ratios. The Board also noted that, at its regular meeting in November 2007, it had approved the reorganization of a fund of the Trust (the "Acquired Fund") into the International Equity Fund, pending shareholder approval, and that if the reorganization were approved by shareholders of the Acquired Fund and consummated, the net operating expense ratio for most share classes of the Fund would be reduced upon completion of the reorganization

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY

The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2008 board meeting. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

               Wells Fargo Advantage International Stock Funds 65


Other Information (Unaudited)

The Board did not consider separate profitability information with respect to Wells Capital Management, as its profitability from its relationship with the Emerging Markets Equity Fund was not a material factor in determining whether to renew the agreement. The Board did not consider separate profitability information with respect to Artisan, LSV and New Star, which are not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Artisan, LSV and New Star had been negotiated by Funds Management on an arm's length basis and that Artisan's, LSV's and New Star's profitability from their relationships with the International Core Fund and International Equity Fund was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the February 2008 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by the Sub-Advisers to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

66 Wells Fargo Advantage International Stock Funds

List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
CIFG  -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Farm Service Agency
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
HUD   -- Housing & Urban Development
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
STIT  -- Short-Term Investment Trust
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

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(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                                                                              115837 05-09
(C) 2009 Wells Fargo Funds Management, LLC. All rights reserved.   www.wellsfargo.com/advantagefunds   SINTLD/SAR108 03-09

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                                   (GRAPHIC)

                               Semi-Annual Report
                                 March 31, 2009

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

-    WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

-    WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

-    WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

-    WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

-    WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

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Contents

LETTER TO SHAREHOLDERS ..................................................      2

PERFORMANCE HIGHLIGHTS
Aggressive Allocation Fund ..............................................      6
Asset Allocation Fund ...................................................      8
Conservative Allocation Fund ............................................     10
Growth Balanced Fund ....................................................     12
Moderate Balanced Fund ..................................................     14

FUND EXPENSES ...........................................................     16

PORTFOLIO OF INVESTMENTS
Aggressive Allocation Fund ..............................................     18
Asset Allocation Fund ...................................................     19
Conservative Allocation Fund ............................................     34
Growth Balanced Fund ....................................................     35
Moderate Balanced Fund ..................................................     36

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ....................................     38
Statements of Operations ................................................     40
Statements of Changes in Net Assets .....................................     42
Financial Highlights ....................................................     48

NOTES TO FINANCIAL STATEMENTS ...........................................     52

MASTER PORTFOLIOS

PORTFOLIO OF INVESTMENTS
C&B Large Cap Value Portfolio ...........................................     62
Disciplined Growth Portfolio ............................................     66
Emerging Growth Portfolio ...............................................     71
Equity Income Portfolio .................................................     77
Equity Value Portfolio ..................................................     82
Index Portfolio .........................................................     87
International Core Portfolio ............................................    102
International Growth Portfolio ..........................................    106
International Index Portfolio ...........................................    109
International Value Portfolio ...........................................    130
Large Cap Appreciation Portfolio ........................................    135
Large Company Growth Portfolio ..........................................    140
Small Cap Index Portfolio ...............................................    144
Small Company Growth Portfolio ..........................................    161
Small Company Value Portfolio ...........................................    167
Strategic Small Cap Value Portfolio .....................................    173

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ....................................    184
Statements of Operations ................................................    188
Statements of Changes in Net Assets .....................................    192
Financial Highlights ....................................................    200

NOTES TO FINANCIAL STATEMENTS ...........................................    202

OTHER INFORMATION .......................................................    213

LIST OF ABBREVIATIONS ...................................................    219

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the Wells Fargo Advisor(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF MARCH 31, 2009.

EQUITY FUNDS
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund

BOND FUNDS
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund


ASSET ALLOCATION FUNDS
Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+


MONEY MARKET FUNDS
100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), AND WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

                    2 Wells Fargo Advantage Allocation Funds


                             Letter to Shareholders



(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE ECONOMIC ENVIRONMENT REMAINED WEAK, BUT SIGNS OF STABILIZATION BEGAN TO EMERGE AS THE PERIOD CAME TO A CLOSE.

THROUGHOUT THE SIX-MONTH PERIOD, THE FEDERAL RESERVE CONTINUED ITS SERIES OF ACTIONS TO STABILIZE THE FINANCIAL SYSTEM.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Asset Allocation Funds for the six-month period that ended March 31, 2009. The period was marked by extreme volatility across the financial markets and proved to be a challenging time for investors. While periods of volatility can present challenges, we believe that investors should remember the importance of maintaining a long-term investment strategy based on their individual goals and risk tolerance.

ECONOMIC WEAKNESS CONTINUED THROUGHOUT THE PERIOD.

The period began inauspiciously. By most metrics, the fourth quarter of 2008 was the worst quarter for the U.S. equity market since the stock market crash of 1987. The economic environment remained weak, but signs of stabilization began to emerge as the period came to a close. The National Bureau of Economic Research declared in December 2008 that a U.S. recession had begun in December 2007. In the fourth quarter of 2008, gross domestic product contracted at a rate of 6.3%--the largest quarterly decline since 1982. Growth remained weak in the first quarter of 2009 but appeared to improve slightly toward the end of the period. By the end of March, the recession had lasted 15 months--the longest period of economic contraction in the United States since the downturn of 1981 to 1982.

Amid the weak economic environment, the unemployment rate surged to 8.5%--its highest rate in more than 25 years. More than five million jobs have been lost since the start of the recession. On the positive side, inflation remained low and several economic indicators showed signs of improvement by the end of the period. Consumer spending recovered modestly in January 2009 and those gains were sustained in February. The housing market remained distressed but showed some signs of possibly bottoming out. For example, although overall housing starts fell 11% in March, starts on new single-family homes remained fairly steady for the final three months of the period.

GOVERNMENT TOOK UNPRECEDENTED ACTIONS TO STABILIZE THE FINANCIAL SYSTEM.

Throughout the six-month period, the Federal Reserve continued its series of actions to stabilize the financial system. This included additional cuts in the federal funds rate to a range of 0% to 0.25% in December, large injections of capital into the financial system, and the initiation of several programs that went beyond the usual Federal Reserve actions of setting interest rates and buying and selling Treasury bonds.

Other branches of government also responded to the crisis. In early October 2008, Congress passed the Emergency Economic Stabilization Act of 2008, which authorized the Treasury Department to establish the $700 billion Troubled Asset Relief Program (TARP) to purchase distressed mortgage securities and other assets from financial institutions. In mid October, the President and the Secretary of the Treasury announced that TARP would be revised to provide capital directly to banks, initially by purchasing preferred stock. This later became a program for providing capital directly to banks and the automotive industry.

In late November, the Federal Reserve announced two additional programs. The first was an initiative to buy $100 billion in debt and $500 billion in

                    Wells Fargo Advantage Allocation Funds 3


                             Letter to Shareholders


mortgage-backed securities (MBS) issued by Fannie Mae, Freddie Mac, and other agencies. The second was the $200 billion Term Asset-Backed Securities Loan Facility (TALF) to support the consumer credit and small business segments of the economy.

In February 2009, President Barack Obama signed into law the American Recovery and Reinvestment Act of 2009, a $787 billion economic stimulus bill. Treasury Secretary Timothy Geithner later introduced a new Financial Stability Plan that offered a broad outline of additional measures intended to stabilize the financial system. These included "stress tests" to gauge the strength of bank balance sheets under a new Capital Assistance Program, the creation of a Public-Private Investment Program (PPIP), a joint effort with the Federal Reserve to commit up to $1 trillion under the Fed's TALF program, and a program to help support the housing market.

It appears that the government's multiple initiatives helped stabilize the credit markets during the period, in part, by pushing down interest rates and setting off a wave of mortgage refinancing.

EQUITY MARKETS EXPERIENCED EXTREME VOLATILITY, BUT HIGH-QUALITY BONDS PROVIDED SOME STABILITY.

The equity markets remained turbulent throughout the period, with volatility rising to extreme levels in fall 2008. The broad market, as measured by the S&P 500 Index, began the period with steep declines in October and November 2008. The markets eked out a positive return in December, only to follow with two consecutive monthly losses in January and February. The market bottomed on March 9 and ended the final month of the quarter with a powerful rally. The S&P 500 Index gained 8.76% in the final month of the period, partially mitigating some of the earlier losses.

Over the six-month period, large cap stocks outpaced small cap stocks as investors rotated into larger, more stable companies. Growth stocks generally outperformed value stocks; the large weighting of the troubled financials sector within the value indices contributed significantly to this difference in performance.

One strong area of the market continued to be U.S. Treasuries as investors flocked to safety. High-quality corporate bonds also posted modest positive returns. By contrast, high-yield bonds ended the period with deep losses as investors continued to shy away from credit risk.

MANY VARIABLES ARE AT WORK IN THE MARKET.

While periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, WELLS FARGO ADVANTAGE FUNDS represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

OVER THE SIX-MONTH PERIOD, LARGE CAP STOCKS OUTPACED SMALL CAP STOCKS AS INVESTORS ROTATED INTO LARGER, MORE STABLE COMPANIES.

                    4 Wells Fargo Advantage Allocation Funds


                             Letter to Shareholders

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                    6 Wells Fargo Advantage Allocation Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND (the Fund) seeks total return, consisting primarily of capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUBADVISERS

Artisan Partners Limited Partnership
Cadence Capital Management
Cooke & Bieler, L.P.
Evergreen Investment Management
Company, LLC
Galliard Capital Management, Inc.
LSV Asset Management
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Thomas C. Biwer, CFA
Galen G. Blomster, CFA
Christian L. Chan, CFA
Jeffrey P. Mellas
Andrew Owen, CFA

FUND INCEPTION

December 2, 1997

TEN LARGEST HOLDINGS (1)
(AS OF MARCH 31, 2009)

Exxon Mobil Corporation            2.05%
Microsoft Corporation              1.53%
Cisco Systems Incorporated         1.29%
Goldman Sachs Group Incorporated   1.25%
Google Incorporated Class A        1.14%
FNMA, 5.50%, 04/01/2037            1.09%
Johnson & Johnson                  0.98%
Chevron Corporation                0.94%
Charles Schwab Corporation         0.93%
Intel Corporation                  0.93%

NEUTRAL ALLOCATION (2)
(AS OF MARCH 31, 2009)

                                  (BAR CHART)

Stocks                              (80%)
Bonds                               (20%)

EFFECTIVE ALLOCATION (2)
(AS OF MARCH 31, 2009)

                                  (BAR CHART)

Stocks                              (95%)
Bonds                                (5%)

----------
(1.) The Ten Largest Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by the total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust. Holdings are subject to change and may have changed since the date specified.

(2.) Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations.

                    Wells Fargo Advantage Allocation Funds 7


                             Performance Highlights

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2009)

                                                                                     EXPENSE RATIO
                                                                                   -----------------
AGGRESSIVE ALLOCATION FUND                  6 MONTH*   1 YEAR   5 YEAR   10 YEAR   GROSS(4)   NET(5)
--------------------------                  --------   ------   ------   -------   --------   ------
 Administrator Class (NWBEX)                 (30.13)   (38.26)   (5.39)    (1.32)    1.21%      1.00%
 Aggressive Allocation Composite Index(6)    (24.91)   (32.21)   (2.53)    (0.30)
 S&P 500 Index(7)                            (30.54)   (38.09)   (4.76)    (3.00)
 Barclays Capital U.S. Aggregate Index(8)      4.70      3.13     4.13      5.70

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

(4.) Reflects the gross expense ratio as stated in the February 1, 2009 prospectus.

(5.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Aggressive Allocation Composite Index is weighted 20% in the Barclays
     Capital U.S. Aggregate Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities), 20% in the Russell 1000(R) Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 20% in the S&P 500 Index, 20% in the Russell 1000(R) Growth (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 12% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), and 8% in the Russell 2000(R) Index (measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index). You cannot invest directly in an Index.

     Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

(7.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

(8.) The Barclays Capital U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

                    8 Wells Fargo Advantage Allocation Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (the Fund) seeks long-term total return, consisting of capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Galen G. Blomster, CFA
Gregory T. Genung, CFA
Jeffrey P. Mellas

FUND INCEPTION

November 13, 1986

TEN LARGEST HOLDINGS (1)
(AS OF MARCH 31, 2009)

US Treasury Bond, 4.50%, 02/15/2036    5.91%
US Treasury Bond, 3.50%, 02/15/2039    5.28%
US Treasury Bond, 4.50%, 05/15/2038    5.04%
US Treasury Bond, 6.25%, 05/15/2030    4.45%
US Treasury Bond, 5.38%, 02/15/2031    4.05%
US Treasury Bond, 5.00%, 05/15/2037    3.76%
US Treasury Bond, 4.38%, 02/15/2038    3.64%
US Treasury Bond, 4.75%, 02/15/2037    3.59%
Exxon Mobil Corporation                2.89%
US Treasury Bond, 6.13%, 08/15/2029    2.63%

SECTOR DISTRIBUTION (2)
(AS OF MARCH 31, 2009)

(PIE CHART)

Utilities                               (3%)
Consumer Discretionary                  (6%)
Consumer Staples                        (8%)
Energy                                  (8%)
Financials                              (7%)
Health Care                            (10%)
Industrials                             (6%)
Information Technology                 (11%)
Materials                               (2%)
Telecommunication Services              (3%)
U.S. Treasury Securities               (36%)

NEUTRAL ALLOCATION (2)
(AS OF MARCH 31, 2009)

(BAR CHART)

Stocks                              (60%)
Bonds                               (40%)

EFFECTIVE ALLOCATION (2)
(AS OF MARCH 31, 2009)

(BAR CHART)

Stocks                              (86%)
Bonds                               (14%)

----------
(1.) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the Fund. Holdings are subject to change and may have changed since the date specified.

(2.) Sector distribution and portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution or portfolio allocations.

                    Wells Fargo Advantage Allocation Funds 9


                             Performance Highlights

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2009)

                                     Including Sales Charge                 Excluding Sales Charge            Expense Ratio
                              ------------------------------------   ------------------------------------   -----------------
ASSET ALLOCATION FUND         6 Month*   1 Year   5 Year   10 Year   6 Month*   1 Year   5 Year   10 Year   Gross(4)   Net(5)
---------------------------   --------   ------   ------   -------   --------   ------   ------   -------   --------   ------
Class A (SFAAX)                (29.26)   (36.09)  (4.49)    (1.47)    (24.96)   (32.20)   (3.35)   (0.88)     1.29      1.15
Class B (SASBX) **             (30.20)   (37.67)  (4.53)    (1.40)    (25.20)   (32.67)   (4.05)   (1.40)     2.04      1.90
Class C (WFALX)                (26.19)   (33.64)  (4.06)    (1.62)    (25.19)   (32.64)   (4.06)   (1.62)     2.04      1.90
Administrator Class (WFAIX)                                           (24.88)   (32.03)   (3.10)   (0.71)     1.11      0.90
Asset Allocation Composite
   Index(6)                                                           (14.54)   (19.58)    0.48     1.72
S&P 500 Index(7)                                                      (30.54)   (38.09)   (4.76)   (3.00)
Barclays Capital 20+ Treasury Index(8)                                 13.44     15.08     8.18     8.32

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

     FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) Administrator Class shares incepted on November 8, 1999. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class A shares, and includes sales charges and expenses that are not applicable to and are higher than those of the Administrator Class shares but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Class A shares incepted on November 13, 1986.

(4.) Reflects the gross expense ratio as stated in the February 1, 2009, prospectus.

(5.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Barclays Capital 20+ year U.S. Treasury Index. You cannot invest directly in an Index.

(7.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

(8.) The Barclays Capital 20+ Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an Index.

                   10 Wells Fargo Advantage Allocation Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND (the Fund) seeks total return, consisting primarily of current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUBADVISERS

Artisan Partners Limited Partnership
Cadence Capital Management
Cooke & Bieler, L.P.
Evergreen Investment Management
Company LLC
Galliard Capital Management, Inc.
LSV Asset Management
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Thomas C. Biwer, CFA
Galen G. Blomster, CFA
Christian L. Chan, CFA
Jeffrey P. Mellas
Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

TEN LARGEST HOLDINGS (1)
(AS OF MARCH 31, 2009)

FNMA, 5.50%, 04/01/2037                      3.00%
GNMA, 7.00%, 08/16/2042                      1.01%
FMNA, 4.35%, 06/01/2034                      0.92%
US Treasury Bond, 3.38%, 04/15/2032          0.89%
FHLMC, 4.50%, 06/01/2019                     0.72%
FHLMC, 5.50%, 05/01/2039                     0.69%
US Treasury Bond, 5.50%, 08/15/2028          0.68%
College Loan Corporate Trust Series 2006-A
   Class A3                                  0.57%
Brazos Higher Education Authority Series
   2005-4 Class A5                           0.53%
FNMA, 5.60%, 06/01/2017                      0.53%

NEUTRAL ALLOCATION (2)
(AS OF MARCH 31, 2009)

                                  (BAR CHART)

Stocks                                        (20%)
Bonds                                         (80%)

EFFECTIVE ALLOCATION(2)
(AS OF MARCH 31, 2009)

                                  (BAR CHART)

Stocks                                        (25%)
Bonds                                         (75%)

----------
(1.) The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by the total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust. Holdings are subject to change and may have changed since the date specified.

(2.) Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations.

                    Wells Fargo Advantage Allocation Funds 11


                             Performance Highlights

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2009)

                                                                                      Expense Ratio
                                                                                    -----------------
CONSERVATIVE ALLOCATION FUND                 6 Month*   1 Year   5 Year   10 Year   Gross(4)   Net(5)
------------------------------------------   --------   ------   ------   -------   --------   ------
Administrator Class (NVCBX)                   (9.93)    (14.18)   (0.08)    2.58      1.06      0.85
Conservative Allocation Composite Index(6)    (3.94)     (6.75)    2.45     3.91
Barclays Capital U.S. Aggregate Index(7)       4.70       3.13     4.13     5.70
S&P 500 Index(8)                             (30.54)    (38.09)   (4.76)   (3.00)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

-----------
(3.) The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

(4.) Reflects the gross expense ratio as stated in the February 1, 2009, prospectus.

(5.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Conservative Allocation Composite Index is weighted 55% in the Barclays
     Capital U.S. Aggregate Index (includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities), 25% in the Barclays Capital 9-12 Month U.S. Treasury Bond Index (an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from one up to but not including 12 months), 5% in the Russell 1000(R) Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 5% in the S&P 500 Index, 5% in the Russell 1000 Growth (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 3% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), and 2% in the Russell 2000(R) Index (measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. You cannot invest directly in an Index.

     Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

(7.) The Barclays Capital U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

(8.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

                    12 Wells Fargo Advantage Allocation Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

INVESTMENT OBJECTIVE

The Wells Fargo Advantage Growth Balanced Fund (the Fund) seeks total return, consisting of capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUBADVISERS

Artisan Partners Limited Partnership
Cadence Capital Management
Cooke & Bieler, L.P.
Evergreen Investment Management
Company, LLC
Galliard Capital Management, Inc.
LSV Asset Management
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Thomas C. Biwer, CFA
Galen G. Blomster, CFA
Christian L. Chan, CFA
Jeffrey P. Mellas
Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

TEN LARGEST HOLDINGS (1)
(AS OF MARCH 31, 2009)

FNMA, 5.50%, 04/01/2037                      1.91%
Exxon Mobil Corporation                      1.67%
Microsoft Corporation                        1.24%
Cisco Systems Incorporated                   1.04%
Goldman Sachs Group Incorporated             1.01%
Google Incorporated Class A                  0.93%
Johnson & Johnson                            0.80%
Chevron Company                              0.76%
Charles Schwab Corporation                   0.76%
Intel Corporation                            0.75%

NEUTRAL ALLOCATION (2)
(AS OF MARCH 31, 2009)

                                  (BAR CHART)

Stocks                                        (65%)
Bonds                                         (35%)

EFFECTIVE ALLOCATION (2)
(AS OF MARCH 31, 2009)

                                  (BAR CHART)

Stocks                                         (80%)
Bonds                                          (20%)

----------
(1.) The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by the total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust. Holdings are subject to change and may have changed since the date specified.

(2.) Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations.

                   Wells Fargo Advantage Allocation Funds 13


                             Performance Highlights

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2009)

                                                  Including Sales Charge           Excluding Sales Charge      Expense Ratio
                                             -------------------------------- ------------------------------- ---------------
GROWTH BALANCED FUND                         6 Month* 1 Year  5 Year  10 Year 6 Month* 1 Year  5 Year 10 Year Gross(4) Net(5)
------------------------------------------   -------- ------  ------  ------- -------- ------  ------ ------- -------- ------
Class A (WFGBX)                               (30.52) (37.67)  (5.54)  (1.00)  (26.28) (33.87) (4.42)  (0.41)   1.34%   1.20%
Class B (NVGRX)**                             (31.55) (39.39)  (5.64)  (0.93)  (26.55) (34.39) (5.14)  (0.93)   2.09%   1.95%
Class C (WFGWX)                               (27.57) (35.38)  (5.14)  (1.14)  (26.57) (34.38) (5.14)  (1.14)   2.09%   1.95%
Administrator Class (NVGBX)                                                    (26.20) (33.74) (4.19)  (0.18)   1.16%   0.95%
Growth Balanced Composite Index(6)                                             (19.82) (26.36) (1.19)   0.94
S&P 500 Index(7)                                                               (30.54) (38.09) (4.76)  (3.00)
Barclays Capital U.S. Aggregate Index(8)                                         4.70    3.13   4.13    5.70

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

     FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

(4.) Reflects the gross expense ratio as stated in the February 1, 2009, prospectus.

(5.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Growth Balanced Allocation Composite Index is weighted 35% in the
     Barclays Capital Aggregate Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities), 16.25% in the Russell 1000(R) Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 16.25% in the S&P 500 Index, 16.25% in the Russell 1000(R) Growth (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 9.75% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia, and the Far East), and 6.50% in the Russell 2000(R) Index (measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index). You cannot invest directly in an Index.

     Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

(7.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

(8.) The Barclays Capital U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

                    14 Wells Fargo Advantage Allocation Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MODERATE BALANCED FUND (the Fund) seeks total return, consisting of current income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUBADVISERS

Artisan Partners Limited Partnership
Cadence Capital Management
Cooke & Bieler, L.P.
Evergreen Investment Management Company, LLC
Galliard Capital Management, Inc
LSV Asset Management
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Thomas C. Biwer, CFA
Galen G. Blomster, CFA
Christian L. Chan, CFA
Jeffrey P. Mellas
Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

TEN LARGEST HOLDINGS (1)
(AS OF MARCH 31, 2009)

FNMA, 5.50%, 04/01/2037               2.44%
Exxon Mobil Corporation               1.04%
GNMA, 7.00%, 08/16/2042               0.83%
Microsoft Corporation                 0.77%
US Treasury Bond, 3.38%, 04/15/2032   0.72%
FNMA, 4.35%, 06/01/2034               0.66%
Cisco Systems Incorporated            0.64%
Goldman Sachs Group Incorporated      0.62%
FHLMC, 4.50%, 06/01/2019              0.59%
Google Incorporated, Class A          0.57%

NEUTRAL ALLOCATION (2)
(AS OF MARCH 31, 2009)

                                  (BAR CHART)

Stocks                                 (40%)
Bonds                                  (60%)

EFFECTIVE ALLOCATION (2)
(AS OF MARCH 31, 2009)

                                  (BAR CHART)

Stocks                                 (51%)
Bonds                                  (49%)

----------
(1.) The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by the total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust. Holdings are subject to change and may have changed since the date specified.

(2.) Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations.

                   Wells Fargo Advantage Allocation Funds 15


                             Performance Highlights

                        WELLS FARGO ADVANTAGE MODERATE BALANCED FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2009)

                                                  Including Sales Charge           Excluding Sales Charge      Expense Ratio
                                             -------------------------------- ------------------------------- ---------------
MODERATE BALANCED FUND                       6 Month* 1 Year  5 Year  10 Year 6 Month* 1 Year  5 Year 10 Year Gross(4) Net(5)
------------------------------------------   -------- ------  ------  ------- -------- ------  ------ ------- -------- ------
Class A (WFMAX)                               (22.31) (28.04) (3.27)    0.61   (17.57) (23.65) (2.12)   1.21    1.31%   1.15%
Class B (WMOBX)**                             (22.86) (29.16) (3.30)    0.68   (17.86) (24.16) (2.84)   0.68    2.06%   1.90%
Class C (WFBCX)                               (18.87) (25.19) (2.85)    0.45   (17.87) (24.19) (2.85)   0.45    2.06%   1.90%
Administrator Class (NVMBX)                                                    (17.47) (23.43) (1.88)   1.46    1.13%   0.90%
Moderate Balanced Composite Index(6)                                           (11.23) (15.85)  0.88    2.63
S&P 500 Index(7)                                                               (30.54) (38.09) (4.76)  (3.00)
Barclays Capital U.S. Aggregate Index(8)                                         4.70    3.13   4.13    5.70

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE
- www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

(3.) The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Class A, Class B, and Class C shares incepted on January 30, 2004.

(4.) Reflects the gross expense ratio as stated in the February 1, 2009, prospectus.

(5.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Moderate Balanced Allocation Composite Index is weighted 45% in the
     Barclays Capital U.S. Aggregate Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities), 15% in the Barclays Capital 9-12 Month U.S. Treasury Bond Index (an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from one up to but not including 12 months), 10% in the Russell 2000(R) Index (measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index), 10% in the S&P 500 Index, 10% in the Russell 1000(R) Growth (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 6% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far
     East), and 4% in the Russell 2000(R) Index. You cannot invest directly in an Index.

     Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

(7.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

(8.) The Barclays Capital U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

                    16 Wells Fargo Advantage Allocation Funds


                                  Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from October 1, 2008 to March 31, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Beginning         Ending        Expenses
                                                      Account Value   Account Value   Paid During     Net Annual
                                                        10-01-2008      03-31-2009      Period*     Expense Ratio
                                                      -------------   -------------   -----------   -------------
WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND
ADMINISTRATOR CLASS
   Actual                                               $1,000.00       $  698.70        $4.24          1.00%
   Hypothetical (5% return before expenses)             $1,000.00       $1,019.95        $5.04          1.00%
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
CLASS A
   Actual                                               $1,000.00       $  750.40        $5.02          1.15%
   Hypothetical (5% return before expenses)             $1,000.00       $1,019.20        $5.79          1.15%
CLASS B
   Actual                                               $1,000.00       $  748.00        $8.28          1.90%
   Hypothetical (5% return before expenses)             $1,000.00       $1,015.46        $9.55          1.90%
CLASS C
   Actual                                               $1,000.00       $  748.10        $8.28          1.90%
   Hypothetical (5% return before expenses)             $1,000.00       $1,015.46        $9.55          1.90%
ADMINISTRATOR CLASS
   Actual                                               $1,000.00       $  751.20        $3.93          0.90%
   Hypothetical (5% return before expenses)             $1,000.00       $1,020.44        $4.53          0.90%
WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND
ADMINISTRATOR CLASS
   Actual                                               $1,000.00       $  900.70        $4.03          0.85%
   Hypothetical (5% return before expenses)             $1,000.00       $1,020.69        $4.28          0.85%

                    Wells Fargo Advantage Allocation Funds 17


                                 Fund Expenses

                                                        Beginning         Ending        Expenses
                                                      Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE GROWTH BALANCED FUND              10-01-2008      03-31-2009      Period*     Expense Ratio
---------------------------------------------------   -------------   -------------   -----------   -------------
CLASS A
   Actual                                               $1,000.00       $  737.20       $5.20           1.20%
   Hypothetical (5% return before expenses)             $1,000.00       $1,018.95       $6.04           1.20%
CLASS B
   Actual                                               $1,000.00       $  734.50       $8.43           1.95%
   Hypothetical (5% return before expenses)             $1,000.00       $1,015.21       $9.80           1.95%
CLASS C
   Actual                                               $1,000.00       $  734.30       $8.43           1.95%
   Hypothetical (5% return before expenses)             $1,000.00       $1,015.21       $9.80           1.95%
ADMINISTRATOR CLASS
   Actual                                               $1,000.00       $  738.00       $4.12           0.95%
   Hypothetical (5% return before expenses)             $1,000.00       $1,020.19       $4.78           0.95%
WELLS FARGO ADVANTAGE MODERATE BALANCED FUND
CLASS A
   Actual                                               $1,000.00       $  824.30       $5.23           1.15%
   Hypothetical (5% return before expenses)             $1,000.00       $1,019.20       $5.79           1.15%
CLASS B
   Actual                                               $1,000.00       $  821.40       $8.63           1.90%
   Hypothetical (5% return before expenses)             $1,000.00       $1,015.46       $9.55           1.90%
CLASS C
   Actual                                               $1,000.00       $  821.30       $8.63           1.90%
   Hypothetical (5% return before expenses)             $1,000.00       $1,015.46       $9.55           1.90%
ADMINISTRATOR CLASS
   Actual                                               $1,000.00       $  825.30       $4.10           0.90%
   Hypothetical (5% return before expenses)             $1,000.00       $1,020.44       $4.53           0.90%

----------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                    18 Wells Fargo Advantage Allocation Funds


              Portfolio of Investments--March 31, 2009 (Unaudited)

AGGRESSIVE ALLOCATION FUND

   FACE/
SHARE AMOUNT   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 97.52%
         N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                           $     8,313,526
         N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                  4,851,019
         N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                     1,146,581
         N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                       8,307,837
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                        8,220,751
         N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                              24,748,120
         N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                            2,460,154
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                  3,619,273
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                3,633,058
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                 3,633,439
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                 3,618,792
         N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                              2,427,347
         N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                               17,827,797
         N/A   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                               17,212,238
         N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                     3,338,557
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                2,162,418
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                   333,138
         N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                           3,023,763
         N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                   4,920,314

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $165,619,132)                                            123,798,122
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
SHORT-TERM INVESTMENTS: 2.38%
US TREASURY BILLS: 2.38%
$     55,000   US TREASURY BILL###                                                     0.23%    06/04/2009            54,982
   1,760,000   US TREASURY BILL###                                                     0.39     08/06/2009         1,758,251
     325,000   US TREASURY BILL###                                                     0.40     05/07/2009           324,943
       5,000   US TREASURY BILL###                                                     0.44     08/06/2009             4,995
     885,000   US TREASURY BILL###                                                     0.97     05/07/2009           884,845
                                                                                                                   3,028,016
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,026,569)                                                                     3,028,016
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $168,645,701)                                                                99.90%                 $   126,826,138
OTHER ASSETS AND LIABILITIES, NET                                                      0.10                          126,015
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   126,952,153
                                                                                     ------                  ---------------

----------
##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions. (See Note 2)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Allocation Funds 19


              Portfolio of Investments--March 31, 2009 (Unaudited)

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 57.22%
AMUSEMENT & RECREATION SERVICES: 0.02%
      14,365   INTERNATIONAL GAME TECHNOLOGY                                                                 $       132,445
                                                                                                             ---------------
APPAREL & ACCESSORY STORES: 0.22%
       4,233   ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                 100,745
      22,675   GAP INCORPORATED                                                                                      294,548
      14,818   KOHL'S CORPORATION+                                                                                   627,098
      13,158   LIMITED BRANDS INCORPORATED                                                                           114,475
       7,751   NORDSTROM INCORPORATED<<                                                                              129,829

                                                                                                                   1,266,695
                                                                                                             ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.06%
       2,747   POLO RALPH LAUREN CORPORATION                                                                         116,061
       4,285   VF CORPORATION                                                                                        244,716

                                                                                                                     360,777
                                                                                                             ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.10%
       5,246   AUTONATION INCORPORATED+<<                                                                             72,814
       1,844   AutoZone Incorporated+<<                                                                              299,871
       6,563   O'REILLY AUTOMOTIVE INCORPORATED+                                                                     229,771

                                                                                                                     602,456
                                                                                                             ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
       2,705   RYDER SYSTEM INCORPORATED<<                                                                            76,579
                                                                                                             ---------------
BIOPHARMACEUTICALS: 0.69%
      22,343   CELGENE CORPORATION+                                                                                  992,029
       3,346   CEPHALON INCORPORATED+<<                                                                              227,863
      13,196   GENZYME CORPORATION+                                                                                  783,710
      44,300   GILEAD SCIENCES INCORPORATED+                                                                       2,051,976

                                                                                                                   4,055,578
                                                                                                             ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.07%
       6,047   CENTEX CORPORATION+                                                                                    45,353
      13,401   D.R. HORTON INCORPORATED                                                                              129,990
       3,660   KB HOME<<                                                                                              48,239
       6,870   LENNAR CORPORATION CLASS A<<                                                                           51,594
      10,437   PULTE HOMES INCORPORATED+<<                                                                           114,076

                                                                                                                     389,252
                                                                                                             ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.63%
       6,284   FASTENAL COMPANY<<                                                                                    202,062
      82,450   HOME DEPOT INCORPORATED                                                                             1,942,522
      71,276   LOWE'S COMPANIES INCORPORATED                                                                       1,300,787
       4,788   SHERWIN-WILLIAMS COMPANY<<                                                                            248,832

                                                                                                                   3,694,203
                                                                                                             ---------------
BUSINESS SERVICES: 4.10%
      25,484   ADOBE SYSTEMS INCORPORATED+                                                                           545,103
       4,744   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                    227,190
       8,291   AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                   160,845
      11,004   AUTODESK INCORPORATED+<<                                                                              184,977
      24,552   AUTOMATIC DATA PROCESSING INCORPORATED                                                                863,248
       8,979   BMC SOFTWARE INCORPORATED+                                                                            296,307

                    20 Wells Fargo Advantage Allocation Funds


              Portfolio of Investments--March 31, 2009 (Unaudited)

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
BUSINESS SERVICES (continued)
      19,176   CA INCORPORATED                                                                               $       337,689
       8,759   CITRIX SYSTEMS INCORPORATED+<<                                                                        198,304
      14,188   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                   294,969
       7,367   COMPUTER SCIENCES CORPORATION+                                                                        271,400
      11,992   COMPUWARE CORPORATION+                                                                                 79,027
       5,942   CONVERGYS CORPORATION+                                                                                 48,011
      52,408   EBAY INCORPORATED+                                                                                    658,244
      15,650   ELECTRONIC ARTS INCORPORATED+                                                                         284,674
       6,150   EQUIFAX INCORPORATED                                                                                  150,368
       9,284   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                   168,969
       7,586   FISERV INCORPORATED+                                                                                  276,586
      11,652   GOOGLE INCORPORATED CLASS A+                                                                        4,055,595
       8,831   IMS HEALTH INCORPORATED                                                                               110,123
      23,167   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                           95,448
      15,621   INTUIT INCORPORATED+<<                                                                                421,767
       8,734   IRON MOUNTAIN INCORPORATED+<<                                                                         193,633
      25,391   JUNIPER NETWORKS INCORPORATED+<<                                                                      382,388
       3,523   MASTERCARD INCORPORATED CLASS A<<                                                                     590,032
       7,493   MCAFEE INCORPORATED+                                                                                  251,016
     371,822   MICROSOFT CORPORATION                                                                               6,830,370
       6,222   MONSTER WORLDWIDE INCORPORATED+                                                                        50,709
      16,747   NOVELL INCORPORATED+                                                                                   71,342
      15,120   OMNICOM GROUP INCORPORATED                                                                            353,808
     186,502   ORACLE CORPORATION                                                                                  3,370,093
       7,360   ROBERT HALF INTERNATIONAL INCORPORATED                                                                131,229
       5,139   SALESFORCE.COM INCORPORATED+                                                                          168,199
      36,215   SUN MICROSYSTEMS INCORPORATED+                                                                        265,094
      39,924   SYMANTEC CORPORATION+<<                                                                               596,465
       9,593   TOTAL SYSTEM SERVICES INCORPORATED                                                                    132,479
       9,353   VERISIGN INCORPORATED+<<                                                                              176,491
      67,800   YAHOO! INCORPORATED+<<                                                                                868,518
                                                                                                                  24,160,710
                                                                                                             ---------------
CASINO & GAMING: 0.01%
       3,252   WYNN RESORTS LIMITED+<<                                                                                64,942
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 7.44%
      75,152   ABBOTT LABORATORIES                                                                                 3,584,750
      10,195   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                 573,469
      50,282   AMGEN INCORPORATED+                                                                                 2,489,965
       5,482   AVERY DENNISON CORPORATION                                                                            122,468
      20,733   AVON PRODUCTS INCORPORATED                                                                            398,696
      14,455   BIOGEN IDEC INCORPORATED+                                                                             757,731
      96,264   BRISTOL-MYERS SQUIBB COMPANY                                                                        2,110,107
       2,353   CF INDUSTRIES HOLDINGS INCORPORATED                                                                   167,369
       6,760   CLOROX COMPANY                                                                                        348,005
      24,379   COLGATE-PALMOLIVE COMPANY                                                                           1,437,873
      44,951   DOW CHEMICAL COMPANY                                                                                  378,937
      43,890   E.I. DU PONT DE NEMOURS & COMPANY                                                                     980,064
       3,527   EASTMAN CHEMICAL COMPANY                                                                               94,524
       8,155   ECOLAB INCORPORATED                                                                                   283,223
      49,171   ELI LILLY & COMPANY                                                                                 1,642,803
       5,643   ESTEE LAUDER COMPANIES INCORPORATED CLASS A<<                                                         139,100
      14,667   FOREST LABORATORIES INCORPORATED+                                                                     322,087
       7,762   HOSPIRA INCORPORATED+<<                                                                               239,535
       3,827   INTERNATIONAL FLAVORS & Fragrances Incorporated                                                       116,570

                    Wells Fargo Advantage Allocation Funds 21


              Portfolio of Investments--March 31, 2009 (Unaudited)

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
     134,502   JOHNSON & JOHNSON                                                                             $     7,074,805
      11,986   KING PHARMACEUTICALS INCORPORATED+                                                                     84,741
       8,453   LIFE TECHNOLOGIES CORPORATION+                                                                        274,549
      26,646   MONSANTO COMPANY                                                                                    2,214,283
      14,817   MYLAN LABORATORIES INCORPORATED+<<                                                                    198,696
     328,025   PFIZER INCORPORATED                                                                                 4,467,701
       7,986   PPG INDUSTRIES INCORPORATED                                                                           294,683
      14,933   PRAXAIR INCORPORATED                                                                                1,004,842
     142,527   PROCTER & GAMBLE COMPANY                                                                            6,711,596
       6,075   ROHM & HAAS COMPANY                                                                                   478,953
      79,093   SCHERING-PLOUGH CORPORATION                                                                         1,862,640
       5,939   SIGMA-ALDRICH CORPORATION                                                                             224,435
      64,747   WYETH                                                                                               2,786,711
                                                                                                                  43,865,911
                                                                                                             ---------------
COAL MINING: 0.10%
       8,781   CONSOL ENERGY INCORPORATED                                                                            221,632
       4,157   MASSEY ENERGY COMPANY                                                                                  42,069
      13,001   PEABODY ENERGY CORPORATION                                                                            325,545
                                                                                                                     589,246
                                                                                                             ---------------
COMMUNICATIONS: 2.77%
      19,311   AMERICAN TOWER CORPORATION CLASS A+                                                                   587,634
     286,593   AT&T INCORPORATED                                                                                   7,222,144
       4,878   CENTURYTEL INCORPORATED<<                                                                             137,169
     140,086   COMCAST CORPORATION CLASS A                                                                         1,910,773
      25,725   DIRECTV GROUP INCORPORATED+<<                                                                         586,273
       6,933   EMBARQ CORPORATION                                                                                    262,414
      71,466   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                     244,414
       4,384   SCRIPPS NETWORKS INTERACTIVE INCORPORATED<<                                                            98,684
     139,324   SPRINT NEXTEL CORPORATION+                                                                            497,387
      17,125   TIME WARNER CABLE INCORPORATED+                                                                       424,710
     138,138   VERIZON COMMUNICATIONS INCORPORATED                                                                 4,171,768
      21,451   WINDSTREAM CORPORATION                                                                                172,897
                                                                                                                  16,316,267
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 3.00%
     311,302   BANK OF AMERICA CORPORATION<<                                                                       2,123,080
      55,875   BANK OF NEW YORK MELLON CORPORATION                                                                 1,578,469
      27,198   BB&T CORPORATION<<                                                                                    460,190
     266,310   CITIGROUP INCORPORATED+<<                                                                             673,764
       7,353   COMERICA INCORPORATED                                                                                 134,633
      28,078   FIFTH THIRD BANCORP                                                                                    81,988
      10,262   FIRST HORIZON NATIONAL CORPORATION+                                                                   110,214
      25,401   HUDSON CITY BANCORP INCORPORATED                                                                      296,938
      17,805   HUNTINGTON BANCSHARES INCORPORATED<<                                                                   29,556
     182,749   JPMORGAN CHASE & COMPANY                                                                            4,857,468
      24,057   KEYCORP<<                                                                                             189,329
       3,780   M&T BANK CORPORATION<<                                                                                171,007
      12,902   MARSHALL & ILSLEY CORPORATION<<                                                                        72,638
      10,867   NORTHERN TRUST CORPORATION                                                                            650,064
      20,811   PNC FINANCIAL SERVICES GROUP                                                                          609,554
      33,780   REGIONS FINANCIAL CORPORATION                                                                         143,903
      21,006   STATE STREET CORPORATION                                                                              646,565
      17,345   SUNTRUST BANKS INCORPORATED                                                                           203,630

                    22 Wells Fargo Advantage Allocation Funds


              Portfolio of Investments--March 31, 2009 (Unaudited)

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
DEPOSITORY INSTITUTIONS (CONTINUED)
      85,353   US BANCORP                                                                                    $     1,247,007
     206,084   WELLS FARGO & COMPANY<<(l)                                                                          2,934,636
      34,527   WESTERN UNION COMPANY                                                                                 434,004
       5,608   ZIONS BANCORPORATION<<                                                                                 55,127
                                                                                                                  17,703,764
                                                                                                             ---------------
E-COMMERCE/SERVICES: 0.19%
      15,631   AMAZON.COM INCORPORATED+<<                                                                          1,147,941
                                                                                                             ---------------
EATING & DRINKING PLACES: 0.64%
       6,661   DARDEN RESTAURANTS INCORPORATED                                                                       228,206
      54,155   MCDONALD'S CORPORATION                                                                              2,955,238
      22,366   YUM! BRANDS INCORPORATED                                                                              614,618
                                                                                                                   3,798,062
                                                                                                             ---------------
EDUCATIONAL SERVICES: 0.07%
       5,198   APOLLO GROUP INCORPORATED CLASS A+                                                                    407,159
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.75%
      32,398   AES CORPORATION+<<                                                                                    188,232
       8,238   ALLEGHENY ENERGY INCORPORATED                                                                         190,874
      10,334   AMEREN CORPORATION                                                                                    239,645
      19,747   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                          498,809
      16,894   CENTERPOINT ENERGY INCORPORATED                                                                       176,204
      11,020   CMS ENERGY CORPORATION<<                                                                              130,477
      13,317   CONSOLIDATED EDISON INCORPORATED<<                                                                    527,486
       9,683   CONSTELLATION ENERGY GROUP INCORPORATED                                                               200,051
      28,375   DOMINION RESOURCES INCORPORATED                                                                       879,341
       7,939   DTE ENERGY COMPANY                                                                                    219,910
      62,302   DUKE ENERGY CORPORATION                                                                               892,165
      24,616   DYNEGY INCORPORATED CLASS A+                                                                           34,709
      15,844   EDISON INTERNATIONAL                                                                                  456,466
      33,973   EL PASO CORPORATION<<                                                                                 212,331
       9,213   ENTERGY CORPORATION<<                                                                                 627,313
      32,010   EXELON CORPORATION                                                                                  1,452,934
      14,824   FIRSTENERGY CORPORATION                                                                               572,206
      19,887   FPL GROUP INCORPORATED<<                                                                            1,008,868
      15,139   FRONTIER COMMUNICATIONS CORPORATION                                                                   108,698
       3,716   INTEGRYS ENERGY GROUP INCORPORATED                                                                     96,765
       2,197   NICOR INCORPORATED                                                                                     73,006
      13,339   NISOURCE INCORPORATED                                                                                 130,722
       8,374   NORTHEAST UTILITIES                                                                                   180,795
      10,655   PEPCO HOLDINGS INCORPORATED                                                                           132,974
      17,787   PG&E CORPORATION                                                                                      679,819
       4,911   PINNACLE WEST CAPITAL CORPORATION                                                                     130,436
      18,251   PPL CORPORATION<<                                                                                     523,986
      13,401   PROGRESS ENERGY INCORPORATED                                                                          485,920
      24,606   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                          725,139
       8,442   QUESTAR CORPORATION                                                                                   248,448
      15,657   REPUBLIC SERVICES INCORPORATED                                                                        268,518
       5,893   SCANA CORPORATION                                                                                     182,035
      11,837   SEMPRA ENERGY<<                                                                                       547,343
      31,285   SPECTRA ENERGY CORPORATION                                                                            442,370
       4,147   STERICYCLE INCORPORATED+                                                                              197,936
      10,354   TECO ENERGY INCORPORATED                                                                              115,447
      37,816   THE SOUTHERN COMPANY<<                                                                              1,157,926

                   Wells Fargo Advantage Allocation Funds 23


              Portfolio of Investments--March 31, 2009 (Unaudited)

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
      23,900   WASTE MANAGEMENT INCORPORATED                                                                 $       611,840
       5,685   WISCONSIN ENERGY CORPORATION                                                                          234,051
      22,088   XCEL ENERGY INCORPORATED                                                                              411,499
                                                                                                                  16,193,694
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.50%
      27,225   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                 83,036
      14,262   ALTERA CORPORATION                                                                                    250,298
       8,324   AMPHENOL CORPORATION CLASS A                                                                          237,151
      14,162   ANALOG DEVICES INCORPORATED                                                                           272,902
      20,688   BROADCOM CORPORATION CLASS A+                                                                         413,346
       4,409   CIENA CORPORATION+<<                                                                                   34,302
     283,856   CISCO SYSTEMS INCORPORATED+                                                                         4,760,265
       8,126   COOPER INDUSTRIES LIMITED CLASS A<<                                                                   210,138
      36,717   EMERSON ELECTRIC COMPANY                                                                            1,049,372
     513,557   GENERAL ELECTRIC COMPANY<<                                                                          5,192,061
       2,848   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                           38,533
       6,498   HARRIS CORPORATION                                                                                    188,052
      10,399   JABIL CIRCUIT INCORPORATED                                                                             57,818
      10,461   JDS UNIPHASE CORPORATION+                                                                              33,998
       8,260   KLA-TENCOR CORPORATION                                                                                165,200
       5,766   L-3 COMMUNICATIONS HOLDINGS INCORPORATED<<                                                            390,935
      10,789   LINEAR TECHNOLOGY CORPORATION<<                                                                       247,931
      31,519   LSI LOGIC CORPORATION+                                                                                 95,818
      10,867   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                               179,197
       8,857   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                   187,680
      37,143   MICRON TECHNOLOGY INCORPORATED+<<                                                                     150,801
       6,739   MOLEX INCORPORATED                                                                                     92,594
     110,710   MOTOROLA INCORPORATED+                                                                                468,303
       9,481   NATIONAL SEMICONDUCTOR CORPORATION                                                                     97,370
      16,084   NETAPP INCORPORATED+<<                                                                                238,687
       4,720   NOVELLUS SYSTEMS INCORPORATED+<<                                                                       78,494
      26,117   NVIDIA CORPORATION+                                                                                   257,514
       5,895   QLOGIC CORPORATION+                                                                                    65,552
      80,213   QUALCOMM INCORPORATED                                                                               3,121,088
       7,688   ROCKWELL COLLINS INCORPORATED                                                                         250,936
      19,241   TELLABS INCORPORATED+                                                                                  88,124
      62,079   TEXAS INSTRUMENTS INCORPORATED                                                                      1,024,924
      22,273   TYCO ELECTRONICS LIMITED<<                                                                            245,894
       3,576   WHIRLPOOL CORPORATION<<                                                                               105,817
      13,329   XILINX INCORPORATED                                                                                   255,384
                                                                                                                  20,629,515
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.20%
       8,827   FLUOR CORPORATION                                                                                     304,973
       5,985   JACOBS ENGINEERING GROUP INCORPORATED+                                                                231,380
       9,264   MOODY'S CORPORATION                                                                                   212,331
      15,616   PAYCHEX INCORPORATED                                                                                  400,863
                                                                                                                   1,149,547
                                                                                                             ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.17%
       4,560   BALL CORPORATION                                                                                      197,904
       7,301   FORTUNE BRANDS INCORPORATED                                                                           179,240
      18,691   ILLINOIS TOOL WORKS INCORPORATED                                                                      576,617
       2,794   SNAP-ON INCORPORATED                                                                                   70,129
                                                                                                                   1,023,890
                                                                                                             ---------------

                    24 Wells Fargo Advantage Allocation Funds


              Portfolio of Investments--March 31, 2009 (Unaudited)

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
FINANCIAL SERVICES: 0.01%
       7,689   JANUS CAPITAL GROUP INCORPORATED<<                                                            $        51,132
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 2.57%
      31,215   ARCHER DANIELS MIDLAND COMPANY                                                                        867,153
       9,960   CAMPBELL SOUP COMPANY                                                                                 272,506
      15,421   COCA-COLA ENTERPRISES INCORPORATED                                                                    203,403
      21,743   CONAGRA FOODS INCORPORATED                                                                            366,804
       9,469   CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                          112,681
      12,336   DR PEPPER SNAPPLE GROUP INCORPORATED+                                                                 208,602
      15,943   GENERAL MILLS INCORPORATED                                                                            795,237
      15,300   H.J. HEINZ COMPANY                                                                                    505,818
       3,395   HORMEL FOODS CORPORATION<<                                                                            107,655
       5,759   JM SMUCKER COMPANY                                                                                    214,638
      12,258   KELLOGG COMPANY<<                                                                                     449,011
      71,456   KRAFT FOODS INCORPORATED CLASS A                                                                    1,592,754
       6,327   MCCORMICK & COMPANY INCORPORATED                                                                      187,089
       7,287   MOLSON COORS BREWING COMPANY                                                                          249,798
       6,585   PEPSI BOTTLING GROUP INCORPORATED                                                                     145,792
      75,683   PEPSICO INCORPORATED                                                                                3,896,161
      33,824   SARA LEE CORPORATION                                                                                  273,298
      96,803   THE COCA-COLA COMPANY                                                                               4,254,492
       8,058   THE HERSHEY COMPANY                                                                                   280,016
      14,701   TYSON FOODS INCORPORATED CLASS A                                                                      138,042
                                                                                                                  15,120,950
                                                                                                             ---------------
FOOD STORES: 0.27%
      31,729   KROGER COMPANY                                                                                        673,289
      20,857   SAFEWAY INCORPORATED                                                                                  421,103
      35,723   STARBUCKS CORPORATION+                                                                                396,883
       6,827   WHOLE FOODS MARKET INCORPORATED+<<                                                                    114,694
                                                                                                                   1,605,969
                                                                                                             ---------------
FORESTRY: 0.05%
      10,272   WEYERHAEUSER COMPANY<<                                                                                283,199
                                                                                                             ---------------
FURNITURE & FIXTURES: 0.05%
       7,628   LEGGETT & PLATT INCORPORATED                                                                           99,088
      17,482   MASCO CORPORATION                                                                                     122,024
      13,480   NEWELL RUBBERMAID INCORPORATED                                                                         86,002
                                                                                                                     307,114
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 1.40%
       3,993   BIG LOTS INCORPORATED+                                                                                 82,975
       6,804   FAMILY DOLLAR STORES INCORPORATED                                                                     227,049
      10,804   JCPENNEY COMPANY INCORPORATED                                                                         216,836
      20,452   MACY'S INCORPORATED                                                                                   182,023
       2,669   SEARS HOLDINGS CORPORATION+<<                                                                         122,000
      36,608   TARGET CORPORATION                                                                                  1,258,949
      20,246   TJX COMPANIES INCORPORATED                                                                            519,107
     108,730   WAL-MART STORES INCORPORATED                                                                        5,664,833
                                                                                                                   8,273,772
                                                                                                             ---------------
HEALTH SERVICES: 0.21%
      17,526   CARDINAL HEALTH INCORPORATED                                                                          551,718
       5,052   DAVITA INCORPORATED+                                                                                  222,035

                    Wells Fargo Advantage Allocation Funds 25


              Portfolio of Investments--March 31, 2009 (Unaudited)

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
HEALTH SERVICES (CONTINUED)
       5,266   LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                 $       308,008
      20,198   TENET HEALTHCARE CORPORATION+                                                                          23,430
       5,088   WATSON PHARMACEUTICALS INCORPORATED+<<                                                                158,288
                                                                                                                   1,263,479
                                                                                                             ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.49%
       5,704   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                      31,258
       3,878   AVALONBAY COMMUNITIES INCORPORATED                                                                    182,499
       5,897   BOSTON PROPERTIES INCORPORATED                                                                        206,572
      13,266   EQUITY RESIDENTIAL                                                                                    243,431
      12,348   HCP INCORPORATED                                                                                      220,412
      25,553   HOST HOTELS & RESORTS INCORPORATED+                                                                   100,168
      11,337   KIMCO REALTY CORPORATION                                                                               86,388
       8,016   PLUM CREEK TIMBER COMPANY<<                                                                           233,025
      13,013   PROLOGIS<<                                                                                             84,585
       6,098   PUBLIC STORAGE INCORPORATED                                                                           336,915
      22,653   SIMON PROPERTY GROUP INCORPORATED<<                                                                   784,700
       6,973   VENTAS INCORPORATED<<                                                                                 157,660
       6,849   VORNADO REALTY TRUST<<                                                                                227,662
                                                                                                                   2,895,275
                                                                                                             ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.16%
      12,630   BED BATH & BEYOND INCORPORATED+<<                                                                     312,593
      16,486   BEST BUY COMPANY INCORPORATED<<                                                                       625,809
                                                                                                                     938,402
                                                                                                             ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.07%
      14,291   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                           233,801
       8,872   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                      112,674
       8,632   WYNDHAM WORLDWIDE CORPORATION                                                                          36,255
                                                                                                                     382,730
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.83%
      33,739   3M COMPANY                                                                                          1,677,503
      43,308   APPLE INCORPORATED+                                                                                 4,552,537
      64,646   APPLIED MATERIALS INCORPORATED                                                                        694,945
      15,020   BAKER HUGHES INCORPORATED                                                                             428,821
       2,924   BLACK & DECKER CORPORATION                                                                             92,281
      10,547   CAMERON INTERNATIONAL CORPORATION+<<                                                                  231,296
      29,252   CATERPILLAR INCORPORATED<<                                                                            817,886
       9,791   CUMMINS INCORPORATED                                                                                  249,181
      20,554   DEERE & COMPANY                                                                                       675,610
      84,157   DELL INCORPORATED+                                                                                    797,808
       9,045   DOVER CORPORATION                                                                                     238,607
       8,033   EATON CORPORATION                                                                                     296,096
      97,838   EMC CORPORATION+<<                                                                                  1,115,353
       2,719   FLOWSERVE CORPORATION                                                                                 152,590
       7,964   GAMESTOP CORPORATION CLASS A+                                                                         223,151
     116,548   HEWLETT-PACKARD COMPANY                                                                             3,736,529
      15,506   INGERSOLL-RAND COMPANY LIMITED CLASS A<<                                                              213,983
     270,482   INTEL CORPORATION                                                                                   4,070,754
      65,246   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                         6,321,685
       3,782   LEXMARK INTERNATIONAL INCORPORATED+                                                                    63,802
       6,339   MANITOWOC COMPANY INCORPORATED                                                                         20,729
      20,297   NATIONAL OILWELL VARCO INCORPORATED+                                                                  582,727

                    26 Wells Fargo Advantage Allocation Funds


              Portfolio of Investments--March 31, 2009 (Unaudited)

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
       5,742   PALL CORPORATION                                                                              $       117,309
       7,813   PARKER HANNIFIN CORPORATION                                                                           265,486
      10,033   PITNEY BOWES INCORPORATED                                                                             234,271
      10,997   SANDISK CORPORATION+<<                                                                                139,112
      10,662   SMITH INTERNATIONAL INCORPORATED                                                                      229,020
       3,836   STANLEY WORKS                                                                                         111,704
       8,415   TERADATA CORPORATION+                                                                                 136,491
                                                                                                                  28,487,267
                                                                                                             ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.25%
      13,302   AON CORPORATION                                                                                       542,988
       8,211   HUMANA INCORPORATED+                                                                                  214,143
      25,043   MARSH & MCLENNAN COMPANIES INCORPORATED                                                               507,121
      16,104   UNUMPROVIDENT CORPORATION                                                                             201,300
                                                                                                                   1,465,552
                                                                                                             ---------------
INSURANCE CARRIERS: 1.53%
      22,053   AETNA INCORPORATED<<                                                                                  536,549
      22,735   AFLAC INCORPORATED                                                                                    440,150
      26,067   ALLSTATE CORPORATION<<                                                                                499,183
     130,852   AMERICAN INTERNATIONAL GROUP INCORPORATED+                                                            130,852
       5,727   ASSURANT INCORPORATED                                                                                 124,734
      17,133   CHUBB CORPORATION                                                                                     725,069
      13,180   CIGNA CORPORATION                                                                                     231,836
       7,902   CINCINNATI FINANCIAL CORPORATION<<                                                                    180,721
      21,064   GENWORTH FINANCIAL INCORPORATED+                                                                       40,022
      15,816   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                        124,156
       8,814   LEUCADIA NATIONAL CORPORATION<<                                                                       131,240
      12,450   LINCOLN NATIONAL CORPORATION                                                                           83,291
      17,563   LOEWS CORPORATION                                                                                     388,142
       8,322   MBIA INCORPORATED+<<                                                                                   38,115
      39,783   METLIFE INCORPORATED<<                                                                                905,859
      12,622   PRINCIPAL FINANCIAL GROUP INCORPORATED<<                                                              103,248
      20,619   PRUDENTIAL FINANCIAL INCORPORATED<<                                                                   392,173
      32,909   THE PROGRESSIVE CORPORATION                                                                           442,297
      28,442   THE TRAVELERS COMPANIES INCORPORATED                                                                1,155,883
       4,109   TORCHMARK CORPORATION                                                                                 107,779
      59,115   UNITEDHEALTH GROUP INCORPORATED                                                                     1,237,277
      24,236   WELLPOINT INCORPORATED+                                                                               920,241
      16,641   XL CAPITAL LIMITED CLASS A                                                                             90,860
                                                                                                                   9,029,677
                                                                                                             ---------------
LEATHER & LEATHER PRODUCTS: 0.04%
      15,611   COACH INCORPORATED+                                                                                   260,704
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.07%
      17,116   AGILENT TECHNOLOGIES INCORPORATED+                                                                    263,073
      11,657   BECTON DICKINSON & COMPANY                                                                            783,817
      73,054   BOSTON SCIENTIFIC CORPORATION+                                                                        580,779
       4,835   C.R. BARD INCORPORATED                                                                                385,446
      24,504   COVIDIEN LIMITED                                                                                      814,513
      12,398   DANAHER CORPORATION                                                                                   672,220
       7,226   DENTSPLY INTERNATIONAL INCORPORATED<<                                                                 194,018
      13,042   EASTMAN KODAK COMPANY<<                                                                                49,560
       7,333   FLIR SYSTEMS INCORPORATED+<<                                                                          150,180

                    Wells Fargo Advantage Allocation Funds 27


              Portfolio of Investments--March 31, 2009 (Unaudited)

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS (CONTINUED)
       2,693   MILLIPORE CORPORATION+<<                                                                            $ 154,605
       5,649   PERKINELMER INCORPORATED                                                                               72,138
       7,506   QUEST DIAGNOSTICS INCORPORATED                                                                        356,385
      19,457   RAYTHEON COMPANY                                                                                      757,656
       6,894   ROCKWELL AUTOMATION INCORPORATED                                                                      150,565
       8,398   TERADYNE INCORPORATED+                                                                                 36,783
      20,335   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                725,349
       4,719   WATERS CORPORATION+                                                                                   174,367
                                                                                                                   6,321,454
                                                                                                             ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.44%
       1,905   INTUITIVE SURGICAL INCORPORATED+<<                                                                    181,661
      54,379   MEDTRONIC INCORPORATED                                                                              1,602,549
      16,833   ST. JUDE MEDICAL INCORPORATED+                                                                        611,543
       6,049   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                  184,132
                                                                                                                   2,579,885
                                                                                                             ---------------
MEDICAL MANAGEMENT SERVICES: 0.28%
       7,211   COVENTRY HEALTH CARE INCORPORATED+                                                                     93,310
      12,044   EXPRESS SCRIPTS INCORPORATED+                                                                         556,071
      23,878   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                  987,117
                                                                                                                   1,636,498
                                                                                                             ---------------
MEDICAL PRODUCTS: 0.98%
      14,954   ALLERGAN INCORPORATED                                                                                 714,203
      29,851   BAXTER INTERNATIONAL INCORPORATED                                                                   1,528,968
     102,498   MERCK & COMPANY INCORPORATED                                                                        2,741,822
      11,570   STRYKER CORPORATION                                                                                   393,843
      10,836   ZIMMER HOLDINGS INCORPORATED+                                                                         395,514
                                                                                                                   5,774,350
                                                                                                             ---------------
METAL MINING: 0.31%
      20,019   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B+<<                                                762,924
      23,789   NEWMONT MINING CORPORATION                                                                          1,064,796
                                                                                                                   1,827,720
                                                                                                             ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.04%
       5,366   VULCAN MATERIALS COMPANY<<                                                                            237,660
                                                                                                             ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.08%
       6,027   HASBRO INCORPORATED                                                                                   151,097
      17,432   MATTEL INCORPORATED                                                                                   200,991
       5,986   TIFFANY & COMPANY<<                                                                                   129,058
                                                                                                                     481,146
                                                                                                             ---------------
MISCELLANEOUS RETAIL: 0.83%
      21,068   COSTCO WHOLESALE CORPORATION                                                                          975,870
      70,782   CVS CAREMARK CORPORATION                                                                            1,945,797
      13,365   OFFICE DEPOT INCORPORATED+                                                                             17,508
       6,082   RADIOSHACK CORPORATION                                                                                 52,123
      34,692   STAPLES INCORPORATED                                                                                  628,272
      47,985   WALGREEN COMPANY<<                                                                                  1,245,691
                                                                                                                   4,865,261
                                                                                                             ---------------

                    28 Wells Fargo Advantage Allocation Funds


              Portfolio of Investments--March 31, 2009 (Unaudited)

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
MISCELLANEOUS SERVICES: 0.03%
       2,595   D&B CORPORATION                                                                               $       199,815
                                                                                                             ---------------
MOTION PICTURES: 0.59%
     111,857   NEWS CORPORATION CLASS A                                                                              740,493
      58,159   TIME WARNER INCORPORATED                                                                            1,122,462
      90,274   WALT DISNEY COMPANY                                                                                 1,639,376
                                                                                                                   3,502,331
                                                                                                             ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.52%
      15,138   FEDEX CORPORATION                                                                                     673,490
      48,408   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                          2,382,642
                                                                                                                   3,056,132
                                                                                                             ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.28%
      56,948   AMERICAN EXPRESS COMPANY                                                                              776,201
      19,054   CAPITAL ONE FINANCIAL CORPORATION                                                                     233,221
      18,906   CIT GROUP INCORPORATED<<                                                                               53,882
      23,413   DISCOVER FINANCIAL SERVICES                                                                           147,736
      16,934   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                304,304
      22,730   SLM CORPORATION+<<                                                                                    112,514
                                                                                                                   1,627,858
                                                                                                             ---------------
OFFICE EQUIPMENT: 0.03%
      42,054   XEROX CORPORATION                                                                                     191,346
                                                                                                             ---------------
OIL & GAS EXTRACTION: 2.12%
      22,364   ANADARKO PETROLEUM CORPORATION<<                                                                      869,736
      16,279   APACHE CORPORATION                                                                                  1,043,321
      14,202   BJ SERVICES COMPANY                                                                                   141,310
       5,030   CABOT OIL & GAS CORPORATION                                                                           118,557
      27,331   CHESAPEAKE ENERGY CORPORATION                                                                         466,267
      21,582   DEVON ENERGY CORPORATION                                                                              964,500
       3,379   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                              212,404
       6,896   ENSCO INTERNATIONAL INCORPORATED<<                                                                    182,054
      12,142   EOG RESOURCES INCORPORATED                                                                            664,896
       6,363   EQT CORPORATION                                                                                       199,353
      43,629   HALLIBURTON COMPANY                                                                                   674,941
      13,759   NABORS INDUSTRIES LIMITED+                                                                            137,452
       8,408   NOBLE ENERGY INCORPORATED                                                                             453,023
      39,404   OCCIDENTAL PETROLEUM CORPORATION                                                                    2,192,833
       5,622   PIONEER NATURAL RESOURCES COMPANY                                                                      92,594
       7,596   RANGE RESOURCES CORPORATION                                                                           312,651
       5,495   ROWAN COMPANIES INCORPORATED+                                                                          65,775
      58,161   SCHLUMBERGER LIMITED                                                                                2,362,500
      16,711   SOUTHWESTERN ENERGY COMPANY+                                                                          496,150
      28,191   XTO ENERGY INCORPORATED                                                                               863,208
                                                                                                                  12,513,525
                                                                                                             ---------------
PAPER & ALLIED PRODUCTS: 0.08%
       4,856   BEMIS COMPANY INCORPORATED                                                                            101,830
      20,802   INTERNATIONAL PAPER COMPANY                                                                           146,446
       8,306   MEADWESTVACO CORPORATION                                                                               99,589
       6,396   PACTIV CORPORATION+                                                                                    93,318
                                                                                                                     441,183
                                                                                                             ---------------

                   Wells Fargo Advantage Allocation Funds 29


              Portfolio of Investments--March 31, 2009 (Unaudited)

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
PERSONAL SERVICES: 0.08%
       6,390   CINTAS CORPORATION                                                                            $       157,961
      16,518   H & R BLOCK INCORPORATED                                                                              300,462
                                                                                                                     458,423
                                                                                                             ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.84%
      97,482   CHEVRON CORPORATION                                                                                 6,554,690
      71,984   CONOCOPHILLIPS                                                                                      2,818,893
     240,313   EXXON MOBIL CORPORATION                                                                            16,365,315
      13,798   HESS CORPORATION<<                                                                                    747,852
      34,407   MARATHON OIL CORPORATION                                                                              904,560
       9,275   MURPHY OIL CORPORATION                                                                                415,242
       5,683   SUNOCO INCORPORATED                                                                                   150,486
       6,729   TESORO PETROLEUM CORPORATION<<                                                                         90,640
      25,108   VALERO ENERGY CORPORATION                                                                             449,433
                                                                                                                  28,497,111
                                                                                                             ---------------
PIPELINES: 0.05%
      28,167   THE WILLIAMS COMPANIES INCORPORATED                                                                   320,540
                                                                                                             ---------------
PRIMARY METAL INDUSTRIES: 0.27%
       5,393   AK STEEL HOLDING CORPORATION                                                                           38,398
      46,214   ALCOA INCORPORATED<<                                                                                  339,211
       4,739   ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                 103,926
      15,271   NUCOR CORPORATION                                                                                     582,894
       6,805   PRECISION CASTPARTS CORPORATION                                                                       407,620
       4,138   TITANIUM METALS CORPORATION+<<                                                                         22,635
       5,650   UNITED STATES STEEL CORPORATION<<                                                                     119,385
                                                                                                                   1,614,069
                                                                                                             ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.21%
      33,024   CBS CORPORATION CLASS B                                                                               126,812
      11,107   GANNETT COMPANY INCORPORATED                                                                           24,435
      15,289   MCGRAW-HILL COMPANIES INCORPORATED                                                                    349,659
       1,751   MEREDITH CORPORATION<<                                                                                 29,137
       5,670   NEW YORK TIMES COMPANY CLASS A+<<                                                                      25,628
       9,979   RR DONNELLEY & SONS COMPANY                                                                            73,146
      29,485   VIACOM INCORPORATED CLASS B+                                                                          512,449
         292   WASHINGTON POST COMPANY CLASS B<<                                                                     104,273
                                                                                                                   1,245,539
                                                                                                             ---------------
RAILROAD TRANSPORTATION: 0.50%
      13,534   BURLINGTON NORTHERN SANTA FE CORPORATION<<                                                            814,070
      19,415   CSX CORPORATION                                                                                       501,878
      17,821   NORFOLK SOUTHERN CORPORATION<<                                                                        601,459
      24,470   UNION PACIFIC CORPORATION                                                                           1,005,962
                                                                                                                   2,923,369
                                                                                                             ---------------
REAL ESTATE: 0.01%
      10,938   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                           44,082
                                                                                                             ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.03%
       5,385   HEALTH CARE REIT INCORPORATED<<                                                                       164,727
                                                                                                             ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.03%
       7,677   SEALED AIR CORPORATION                                                                                105,943
      11,736   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                    73,467
                                                                                                                     179,410
                                                                                                             ---------------

                    30 Wells Fargo Advantage Allocation Funds


              Portfolio of Investments--March 31, 2009 (Unaudited)

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.22%
      10,641   AMERIPRISE FINANCIAL INCORPORATED                                                             $       218,034
      45,587   CHARLES SCHWAB CORPORATION                                                                            706,599
       3,226   CME GROUP INCORPORATED                                                                                794,854
      27,818   E*TRADE FINANCIAL CORPORATION+<<                                                                       35,607
       4,327   FEDERATED INVESTORS INCORPORATED CLASS B                                                               96,319
       7,362   FRANKLIN RESOURCES INCORPORATED                                                                       396,591
      22,456   GOLDMAN SACHS GROUP INCORPORATED                                                                    2,380,785
       3,532   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                               263,028
      18,402   INVESCO LIMITED                                                                                       255,052
       6,944   LEGG MASON INCORPORATED                                                                               110,410
      52,253   MORGAN STANLEY<<                                                                                    1,189,801
       6,677   NASDAQ STOCK MARKET INCORPORATED+                                                                     130,736
      12,595   NYSE EURONEXT INCORPORATED                                                                            225,451
      12,450   T. ROWE PRICE GROUP INCORPORATED<<                                                                    359,307
                                                                                                                   7,162,574
                                                                                                             ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.19%
      75,621   CORNING INCORPORATED                                                                                1,003,491
       8,128   OWENS-ILLINOIS INCORPORATED+                                                                          117,368
                                                                                                                   1,120,859
                                                                                                             ---------------
TOBACCO PRODUCTS: 1.00%
     100,479   ALTRIA GROUP INCORPORATED                                                                           1,609,674
       8,173   LORILLARD INCORPORATED                                                                                504,601
      97,452   PHILIP MORRIS INTERNATIONAL                                                                         3,467,342
       8,220   REYNOLDS AMERICAN INCORPORATED                                                                        294,605
                                                                                                                   5,876,222
                                                                                                             ---------------
TRANSPORTATION BY AIR: 0.04%
      35,993   SOUTHWEST AIRLINES COMPANY                                                                            227,836
                                                                                                             ---------------
TRANSPORTATION EQUIPMENT: 1.53%
      35,311   BOEING COMPANY<<                                                                                    1,256,365
     116,534   FORD MOTOR COMPANY+<<                                                                                 306,484
      18,774   GENERAL DYNAMICS CORPORATION                                                                          780,811
      29,688   GENERAL MOTORS CORPORATION+<<                                                                          57,595
       7,753   GENUINE PARTS COMPANY                                                                                 231,505
       6,018   GOODRICH CORPORATION                                                                                  228,022
      11,359   HARLEY-DAVIDSON INCORPORATED<<                                                                        152,097
      35,752   HONEYWELL INTERNATIONAL INCORPORATED                                                                  996,051
       8,841   ITT CORPORATION                                                                                       340,113
      28,896   JOHNSON CONTROLS INCORPORATED<<                                                                       346,752
      16,146   LOCKHEED MARTIN CORPORATION                                                                         1,114,558
      15,910   NORTHROP GRUMMAN CORPORATION<<                                                                        694,312
      17,641   PACCAR INCORPORATED<<                                                                                 454,432
      11,814   TEXTRON INCORPORATED<<                                                                                 67,812
      45,824   UNITED TECHNOLOGIES CORPORATION                                                                     1,969,516
                                                                                                                   8,996,425
                                                                                                             ---------------
TRANSPORTATION SERVICES: 0.11%
       8,277   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                  377,514
      10,315   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                   291,811
                                                                                                                     669,325
                                                                                                             ---------------

                   Wells Fargo Advantage Allocation Funds 31


              Portfolio of Investments--March 31, 2009 (Unaudited)

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
TRAVEL & RECREATION: 0.09%
      21,288   CARNIVAL CORPORATION+                                                                         $       459,821
      10,200   EXPEDIA INCORPORATED+<<                                                                                92,616

                                                                                                                     552,437
                                                                                                             ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.46%
       7,405   AMERISOURCEBERGEN CORPORATION<<                                                                       241,847
       4,769   BROWN-FORMAN CORPORATION CLASS B                                                                      185,180
       7,505   DEAN FOODS COMPANY+<<                                                                                 135,690
      13,316   MCKESSON CORPORATION                                                                                  466,593
      18,832   NIKE INCORPORATED CLASS B                                                                             883,032
      10,297   SUPERVALU INCORPORATED                                                                                147,041
      28,653   SYSCO CORPORATION                                                                                     653,288

                                                                                                                   2,712,671
                                                                                                             ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.21%
      20,123   KIMBERLY-CLARK CORPORATION                                                                            927,872
       4,448   PATTERSON COMPANIES INCORPORATED+<<                                                                    83,889
       3,094   W.W. GRAINGER INCORPORATED<<                                                                          217,131

                                                                                                                   1,228,892
                                                                                                             ---------------

TOTAL COMMON STOCKS (COST $496,209,841)                                                                          337,244,530
                                                                                                             ---------------


                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
ASSET BACKED SECURITIES: 0.11%
$    638,254   COMMUNITY PROGRAM LOAN TRUST SERIES 1987-A CLASS A4                     4.50%    10/01/2018           641,617

TOTAL ASSET BACKED SECURITIES (COST $638,254)                                                                        641,617
                                                                                                             ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.16%
     288,553   BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10 CLASS 6A1         5.50     11/25/2020           248,877
      33,959   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4 CLASS
                  AA+/-                                                                0.80     12/25/2034            23,844
     300,000   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1 CLASS
                  2A2+/-                                                               0.45     05/15/2036           104,785
     135,150   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-       5.42     07/25/2043           131,530
     145,230   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS 2A1+/-       5.37     10/25/2043           141,287
     228,271   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                              9.50     11/25/2031           250,956
      23,816   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                     0.95     12/25/2034            19,365

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,184,929)                                                          920,644
                                                                                                             ---------------
AGENCY SECURITIES: 0.06%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.00%
         987   FHLMC #170151                                                          10.50     01/01/2016             1,116
                                                                                                             ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 0.06%
     336,971   FNMA #735613                                                            6.00     02/01/2035           354,415
                                                                                                             ---------------
TOTAL AGENCY SECURITIES (COST $343,834)                                                                              355,531
                                                                                                             ---------------

   SHARES
------------
Collateral for Securities Lending: 26.24%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 5.23%
   7,710,393   AIM STIT-Liquid Assets Portfolio                                                                    7,710,393
   7,710,393   BlackRock Liquidity Funds TempFund Portfolio                                                        7,710,393
   7,710,393   Dreyfus Cash Management Fund Institutional                                                          7,710,393
   7,710,393   DWS Money Market Series Institutional                                                               7,710,393
                                                                                                                  30,841,572
                                                                                                             ---------------

                    32 Wells Fargo Advantage Allocation Funds


              Portfolio of Investments--March 31, 2009 (Unaudited)

ASSET ALLOCATION FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS: 21.01%
$  2,237,391   ABN AMRO BANK NV (CHICAGO)                                              2.06%    04/01/2009   $     2,237,391
   4,130,568   ANTALIS US FUNDING CORPORATION++(p)                                     0.68     04/21/2009         4,129,007
   3,029,083   BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38     04/01/2009         3,029,083
   4,130,568   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $4,130,570)                  0.25     04/01/2009         4,130,568
   1,239,170   BANK OF IRELAND                                                         0.60     04/01/2009         1,239,170
  20,652,839   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $20,652,841)                                                         0.30     04/01/2009        20,652,839
   1,239,170   BNP PARIBAS (PARIS)                                                     0.30     04/01/2009         1,239,170
   4,130,568   BRYANT BANK FUNDING LLC++(p)                                            0.47     04/20/2009         4,129,543
   3,029,083   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50     04/01/2009         3,029,083
   1,376,856   CALYON (LONDON)                                                         0.45     04/01/2009         1,376,856
   1,789,913   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60     04/08/2009         1,789,704
   1,585,629   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008            26,163
   1,514,542   CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85     04/01/2009         1,514,542
     368,309   COLORADO HOUSING & FINANCE AUTHORITY+/-                                 2.25     10/01/2038           368,309
   2,340,655   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-                              3.50     12/15/2037         2,340,655
   3,029,083   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85     04/01/2009         3,029,083
   4,130,568   E.ON AG++                                                               0.60     04/22/2009         4,129,122
   1,032,642   EDISON ASSET SECURITIZATION LLC++(p)                                    0.50     04/21/2009         1,032,355
   4,130,568   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.50     04/21/2009         4,129,420
   2,635,578   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,635,579)                  0.17     04/01/2009         2,635,578
   3,265,531   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009         1,170,366
     227,181   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-                     2.75     11/01/2042           227,181
     275,371   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-                        1.00     01/01/2018           275,371
  12,116,332   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $12,116,339)                 0.24     04/01/2009        12,116,332
     413,057   KANSAS CITY MO SPECIAL OBLIGATION+/-                                    1.00     04/15/2025           413,057
   2,065,284   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88     04/08/2009         2,064,932
   1,449,829   LLOYDS TSB BANK PLC                                                     0.50     04/06/2009         1,449,729
   2,353,460   LLOYDS TSB BANK PLC                                                     0.50     04/09/2009         2,353,198
      90,872   LLOYDS TSB BANK PLC                                                     0.50     04/14/2009            90,856
     550,742   MISSISSIPPI STATE GO+/-                                                 5.00     11/01/2028           550,742
   1,239,170   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MONEY MARKET SECURITIES (MATURITY VALUE $1,239,171)                     0.66     04/01/2009         1,239,170
     275,371   NEW JERSEY STATE TURNPIKE AUTHORITY+/-                                  3.75     01/01/2018           275,371
   1,239,170   NORDEA BANK AB                                                          0.30     04/01/2009         1,239,170
   1,431,930   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/15/2009         1,431,624
   2,340,655   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/20/2009         2,339,976
   1,376,856   ROMULUS FUNDING CORPORATION++(p)                                        1.00     04/22/2009         1,376,053
   1,514,542   SANPAOLO IMI US FINANCIAL COMPANY                                       0.49     04/21/2009         1,514,129
   3,029,083   SOCIETE GENERALE NY                                                     1.05     04/27/2009         3,030,503
   1,542,079   SURREY FUNDING CORPORATION++(p)                                         0.55     04/06/2009         1,541,961
   4,130,568   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53     04/20/2009         4,129,412
   3,974,708   TULIP FUNDING CORPORATION++(p)                                          0.50     04/15/2009         3,973,935
   4,130,568   UBS FINANCE (DELAWARE) LLC                                              0.55     04/23/2009         4,129,179
   2,065,284   UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70     04/27/2009         2,064,240
   2,911,927   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.41     08/07/2008         1,339,486
   2,897,524   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.52     05/02/2008         1,332,861
   4,603,640   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.19     04/03/2008         2,117,674
   3,855,197   WINDMILL FUNDING CORPORATION++(p)                                       0.50     04/24/2009         3,853,967
                                                                                                                 123,828,116
                                                                                                             ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $160,947,310)                                                      154,669,688
                                                                                                             ---------------

              Portfolio of Investments--March 31, 2009 (Unaudited)

                   Wells Fargo Advantage Allocation Funds 33


ASSET ALLOCATION FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
US TREASURY SECURITIES: 36.83%
US TREASURY BONDS: 36.83%
$ 30,233,000   US TREASURY BOND<<                                                      3.50%    02/15/2039   $    29,874,134
  18,147,000   US TREASURY BOND                                                        4.38     02/15/2038        20,613,867
  29,044,000   US TREASURY BOND<<                                                      4.50     02/15/2036        33,464,148
  24,429,000   US TREASURY BOND<<                                                      4.50     05/15/2038        28,520,858
  16,948,000   US TREASURY BOND<<                                                      4.75     02/15/2037        20,305,823
  17,122,000   US TREASURY BOND<<                                                      5.00     05/15/2037        21,300,830
  18,172,000   US TREASURY BOND<<                                                      5.38     02/15/2031        22,910,912
  10,936,000   US TREASURY BOND                                                        6.13     08/15/2029        14,886,630
  18,149,000   US TREASURY BOND<<                                                      6.25     05/15/2030        25,187,400
                                                                                                                 217,064,602
                                                                                                             ---------------

TOTAL US TREASURY SECURITIES (COST $198,721,589)                                                                 217,064,602
                                                                                                             ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 6.48%
MUTUAL FUNDS: 2.12%
  12,494,009   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       12,494,009
                                                                                                             ---------------

  PRINCIPAL
------------
US TREASURY BILLS: 4.36%
$    490,000   US TREASURY BILL###                                                     0.12     06/04/2009           489,839
      10,000   US TREASURY BILL###                                                     0.23     05/07/2009             9,998
     800,000   US TREASURY BILL###                                                     0.23     06/04/2009           799,737
  14,700,000   US TREASURY BILL###                                                     0.40     08/06/2009        14,686,256
   2,575,000   US TREASURY BILL###                                                     0.41     05/07/2009         2,574,550
      40,000   US TREASURY BILL###                                                     0.45     08/06/2009            39,963
   7,120,000   US TREASURY BILL###                                                     0.98     05/07/2009         7,118,753
                                                                                                                  25,719,096
                                                                                                             ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $38,200,424)                                                                   38,213,105
                                                                                                             ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $896,246,181)*                                                                 127.10%                 $   749,109,717
OTHER ASSETS AND LIABILITIES, NET                                                    (27.10)                    (159,722,574)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   589,387,143
                                                                                     ======                  ===============

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

(l) Long-term security of an affiliate of the Fund with a total cost of $8,367,867.

++ Securities that may be resold to "qualified institutional buyers"under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $12,494,009.

(p)  Asset-backed commercial paper.

* Cost for federal income tax purposes is $916,581,083 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  50,229,128
Gross unrealized depreciation                 (217,700,494)
                                             -------------
Net unrealized appreciation (depreciation)   $(167,471,366)

The accompanying notes are an integral part of these financial statements.

                    34 Wells Fargo Advantage Allocation Funds


              Portfolio of Investments--March 31, 2009 (Unaudited)

CONSERVATIVE ALLOCATION FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.19%
         N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                           $     6,515,199
         N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                  3,820,560
         N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                       900,649
         N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                       6,507,571
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                        6,487,111
         N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                              19,428,201
         N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                           21,470,668
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                  2,874,815
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                2,868,714
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                 2,870,317
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                 2,859,281
         N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                              1,934,098
         N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                               13,779,299
         N/A   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                              146,368,845
         N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                     2,612,663
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                1,676,415
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                   253,074
         N/A   WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                      95,000,758
         N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                           2,346,978
         N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                  41,854,590

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $441,098,347)                                            382,429,806
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
SHORT-TERM INVESTMENTS: 0.80%
US TREASURY BILLS: 0.80%
$     55,000   US TREASURY BILL###                                                     0.23%    06/04/2009            54,982
      15,000   US TREASURY BILL###                                                     0.37     08/06/2009            14,986
   1,910,000   US TREASURY BILL###                                                     0.39     08/06/2009         1,908,214
     240,000   US TREASURY BILL###                                                     0.40     05/07/2009           239,958
     260,000   US TREASURY BILL###                                                     0.41     08/06/2009           259,757
       5,000   US TREASURY BILL###                                                     0.44     08/06/2009             4,995
     620,000   US TREASURY BILL###                                                     0.97     05/07/2009           619,891
                                                                                                                   3,102,783
                                                                                                             ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,101,255)                                                                     3,102,783
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $444,199,602)                                                                   99.99%                 $   385,532,589
OTHER ASSETS AND LIABILITIES, NET                                                      0.01                           34,472
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   385,567,061
                                                                                     ------                  ---------------

----------
##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions. (See Note 2)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Allocation Funds 35


              Portfolio of Investments--March 31, 2009 (Unaudited)

GROWTH BALANCED FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 97.49%
         N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                           $    37,051,616
         N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                 21,572,249
         N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                     5,139,181
         N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                      36,937,450
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                       36,703,064
         N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                             110,394,574
         N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                           23,653,138
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                 16,236,134
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                               16,208,301
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                16,216,796
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                16,148,320
         N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                             10,902,011
         N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                               79,098,603
         N/A   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                              165,265,987
         N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                    14,875,486
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                9,624,010
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                 1,466,294
         N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                          13,442,747
         N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                  47,297,724
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $885,982,391)                                            678,233,685
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
SHORT-TERM INVESTMENTS: 2.46%
US TREASURY BILLS: 2.46%
$    365,000   US TREASURY BILL###                                                     0.23%    06/04/2009           364,880
  10,290,000   US TREASURY BILL###                                                     0.39     08/06/2009        10,280,379
   1,985,000   US TREASURY BILL###                                                     0.40     05/07/2009         1,984,652
     210,000   US TREASURY BILL###                                                     0.41     08/06/2009           209,804
      25,000   US TREASURY BILL###                                                     0.44     08/06/2009            24,977
   4,240,000   US TREASURY BILL###                                                     0.97     05/07/2009         4,239,258
                                                                                                                  17,103,950
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $17,095,487)                                                                   17,103,950
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $903,077,878)                                                                   99.95%                 $   695,337,635
OTHER ASSETS AND LIABILITIES, NET                                                      0.05                          315,917
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   695,653,552
                                                                                     ------                  ---------------

----------
##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions. (See Note 2)

     The accompanying notes are an integral part of these financial statements.

                    36 Wells Fargo Advantage Allocation Funds


              Portfolio of Investments--March 31, 2009 (Unaudited)

MODERATE BALANCED FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.34%
         N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                           $     9,834,181
         N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                  5,770,514
         N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                     1,356,954
         N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                       9,831,394
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                        9,787,262
         N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                              29,334,171
         N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                           13,026,048
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                  4,357,108
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                4,350,856
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                 4,353,289
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                 4,336,549
         N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                              2,908,296
         N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                               20,805,097
         N/A   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                               90,254,863
         N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                     3,944,831
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                2,534,108
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                   391,798
         N/A   WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                      43,019,336
         N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                           3,534,801
         N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                  25,829,422

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $345,451,122)                                            289,560,878
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
SHORT-TERM INVESTMENTS: 1.62%
US TREASURY BILLS: 1.62%
$     10,000   US TREASURY BILL###                                                     0.23%    05/07/2009             9,998
     375,000   US TREASURY BILL###                                                     0.40     05/07/2009           374,934
   1,070,000   US TREASURY BILL###                                                     0.97     05/07/2009         1,069,813
     130,000   US TREASURY BILL###                                                     0.23     06/04/2009           129,957
   3,050,000   US TREASURY BILL###                                                     0.39     08/06/2009         3,047,148
     130,000   US TREASURY BILL###                                                     0.41     08/06/2009           129,878
      10,000   US TREASURY BILL###                                                     0.44     08/06/2009             9,991

                                                                                                                   4,771,719
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,769,369)                                                                     4,771,719
                                                                                                             ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $350,220,491)                                                                   99.96%                 $   294,332,597
OTHER ASSETS AND LIABILITIES, NET                                                      0.04                          127,559
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   294,460,156
                                                                                     ------                  ---------------

----------
##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions. (See Note 2)

The accompanying notes are an integral part of these financial statements.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                   38 Wells Fargo Advantage Allocation Funds


                Statements of Assets and Liabilities--March 31, 2009 (Unaudited)

                                                                                           Aggressive        Asset
                                                                                           Allocation      Allocation
                                                                                              Fund           Fund
                                                                                          ------------   -------------
ASSETS
   Investments
      In securities, at value (including securities on loan)...........................   $  3,028,016   $ 579,011,384
      In affiliated Master Portfolios..................................................    123,798,122               0
      Collateral received for securities loaned (Note 2)...............................              0     154,669,688
      In affiliates....................................................................              0      15,428,645
                                                                                          ------------   -------------
   Total investments at value (see cost below).........................................    126,826,138     749,109,717
                                                                                          ------------   -------------
   Cash................................................................................         25,000         100,000
   Receivable for Fund shares issued...................................................         30,401          27,557
   Variation margin receivable on futures contracts....................................        147,000       1,238,469
   Receivable for investments sold.....................................................              0          43,552
   Receivables for dividends and interest..............................................              0       2,570,451
                                                                                          ------------   -------------
Total assets...........................................................................    127,028,539     753,089,746
                                                                                          ------------   -------------
LIABILITIES
   Payable for Fund shares redeemed....................................................              0         312,511
   Payable for investments purchased...................................................              0          66,511
   Payable upon return of securities loaned (Note 2)...................................              0     162,658,878
   Payable to investment advisor and affiliates (Note 3)...............................         14,808         368,286
   Accrued expenses and other liabilities..............................................         61,578         296,417
                                                                                          ------------   -------------
   Total liabilities...................................................................         76,386     163,702,603
                                                                                          ------------   -------------
TOTAL NET ASSETS.......................................................................   $126,952,153   $ 589,387,143
                                                                                          ============   =============
NET ASSETS CONSIST OF
   Paid-in capital.....................................................................   $217,437,374   $ 913,704,740
   Undistributed net investment income (loss)..........................................        909,799         205,113
   Undistributed net realized gain (loss) on investments...............................    (50,133,919)   (182,132,444)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
      translation of assets and liabilities denominated in foreign currencies..........    (41,819,563)   (140,858,840)
   Net unrealized appreciation (depreciation) of collateral received for securities
      loaned...........................................................................              0      (6,277,624)
   Net unrealized appreciation (depreciation) of futures...............................        558,462       4,746,198
                                                                                          ------------   -------------
TOTAL NET ASSETS.......................................................................   $126,952,153   $ 589,387,143
                                                                                          ============   =============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
   Net assets - Class A................................................................             NA   $ 533,713,569
   Shares outstanding - Class A........................................................             NA      40,854,421
   Net asset value per share - Class A.................................................             NA   $       13.06
   Maximum offering price per share - Class A(2).......................................             NA   $       13.86
   Net assets - Class B................................................................             NA   $  16,514,026
   Shares outstanding - Class B........................................................             NA       2,072,583
   Net asset value and offering price per share - Class B..............................             NA   $        7.97
   Net assets - Class C................................................................             NA   $  15,924,617
   Shares outstanding - Class C........................................................             NA       2,001,200
   Net asset value and offering price per share - Class C..............................             NA   $        7.96
   Net assets - Administrator Class....................................................   $126,952,153   $  23,234,931
   Shares outstanding - Administrator Class............................................     16,049,189       1,775,800
   Net asset value and offering price per share - Administrator Class..................   $       7.91   $       13.08
                                                                                          ------------   -------------
Investments at cost....................................................................   $168,645,701   $ 896,246,181
                                                                                          ------------   -------------
Securities on loan, at value (Note 2)..................................................   $          0   $ 159,515,529
                                                                                          ------------   -------------

----------
(1.) Each Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Allocation Funds 39


        Statements of Assets and Liabilities--March 31, 2009 (Unaudited)

Conservative       Growth         Moderate
 Allocation       Balanced        Balanced
    Fund            Fund            Fund
------------   --------------   ------------


$  3,102,784   $   17,103,948   $  4,771,720
 382,429,805      678,233,687    289,560,877
           0                0              0
           0                0              0
------------   --------------   ------------
 385,532,589      695,337,635    294,332,597
------------   --------------   ------------
      25,000           25,000         25,000
       6,166          110,640         30,296
     144,375          787,719        231,000
           0                0              0
           0                0              0
------------   --------------   ------------
 385,708,130      696,260,994    294,618,893
------------   --------------   ------------

           0          130,776          3,000
           0                0              0
           0                0              0
      42,886          126,336         48,200
      98,183          350,330        107,537
------------   --------------   ------------
     141,069          607,442        158,737
------------   --------------   ------------
$385,567,061   $  695,653,552   $294,460,156
============   ==============   ============

$472,721,924   $1,133,499,148   $397,064,084
   2,814,901        3,623,493      1,824,281
 (31,844,804)    (236,787,247)   (49,417,457)

 (58,667,013)    (207,740,243)   (55,887,894)

           0                0              0
     542,053        3,058,401        877,142
------------   --------------   ------------
$385,567,061   $  695,653,552   $294,460,156
============   ==============   ============

          NA   $   40,376,542   $  6,954,882
          NA        2,205,943        497,925
          NA   $        18.30   $      13.97
          NA   $        19.42   $      14.82
          NA   $   15,856,920   $  1,651,973
          NA          970,061        118,733
          NA   $        16.35   $      13.91
          NA   $    6,234,078   $  1,254,168
          NA          382,041         90,309
          NA   $        16.32   $      13.89
$385,567,061   $  633,186,012   $284,599,133
  25,463,134       38,306,302     20,265,289
$      15.14   $        16.53   $      14.04
------------   --------------   ------------
$444,199,602   $  903,077,878   $350,220,491
------------   --------------   ------------
$          0   $            0   $          0
------------   --------------   ------------

                    40 Wells Fargo Advantage Allocation Funds


   Statements of Operations--For the Six Months Ended March 31, 2009 (Unaudited)

                                                                                           Aggressive        Asset
                                                                                           Allocation      Allocation
                                                                                              Fund           Fund
                                                                                          ------------   -------------
INVESTMENT INCOME
   Dividends(1)........................................................................   $          0   $   5,586,006
   Dividends allocated from affiliated Master Portfolios...............................      1,408,284               0
   Dividends from affiliated securities................................................              0         127,195
   Interest............................................................................         22,188       5,029,847
   Interest allocated from affiliated Master Portfolios................................        584,102               0
   Interest from affiliated securities.................................................              0         123,406
   Securities lending income, net......................................................              0         857,819
   Expenses allocated from affiliated Master Portfolios................................       (396,236)              0
   Waivers allocated from affiliated Master Portfolios.................................         45,968               0
                                                                                          ------------   -------------
Total investment income................................................................      1,664,306      11,724,273
                                                                                          ------------   -------------
EXPENSES
   Advisory fees.......................................................................        177,388       2,096,398
   Administration fees
   Fund Level..........................................................................         35,478         164,312
   Class A.............................................................................             NA         828,584
   Class B.............................................................................             NA          29,758
   Class C.............................................................................             NA          25,276
   Administrator Class.................................................................         70,955          13,046
   Custody fees........................................................................              0          65,725
   Shareholder servicing fees (Note 3).................................................        177,388         820,402
   Accounting fees.....................................................................         19,037          28,222
   Distribution fees (Note 3)
   Class B.............................................................................             NA          79,710
   Class C.............................................................................             NA          67,703
   Professional fees...................................................................         11,109          22,767
   Registration fees...................................................................          9,082          22,524
   Shareholder reports.................................................................         11,357         115,212
   Trustees' fees......................................................................          5,289           5,289
   Other fees and expenses.............................................................          8,459          75,931
                                                                                          ------------   -------------
Total expenses.........................................................................        525,542       4,460,859
                                                                                          ------------   -------------
LESS
   Waived fees and reimbursed expenses (Note 3)........................................       (166,163)       (566,887)
   Net expenses........................................................................        359,379       3,893,972
                                                                                          ------------   -------------
Net investment income (loss)...........................................................      1,304,927       7,830,301
                                                                                          ------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation.....................          8,345      10,721,985
   Collateral received for securities loaned...........................................       (273,276)     (1,711,566)
   Futures transactions................................................................    (14,854,947)   (110,202,827)
   Securities transactions allocated from Master Portfolios............................    (17,416,590)              0
   Forward foreign currency contracts allocated from Master Portfolios.................        (19,243)              0
   Futures transactions allocated from Master Portfolios...............................       (176,339)              0
   Options, swap agreement and short sale transactions allocated from Master
      Portfolios.......................................................................            322               0
                                                                                          ------------   -------------
Net realized gain and loss from investments............................................    (32,731,728)   (101,192,408)
                                                                                          ------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation.....................         21,710    (138,727,628)
   Collateral received for securities loaned...........................................              0      (1,071,209)
   Futures transactions................................................................      2,579,685      19,099,181
   Securities transactions allocated from Master Portfolios............................    (31,834,636)              0
   Forwards, futures, options, swaps and short sales allocated from Master
      Portfolios.......................................................................         67,332               0
                                                                                          ------------   -------------
Net change in unrealized appreciation (depreciation) of investments....................    (29,165,909)   (120,699,656)
                                                                                          ------------   -------------
Net realized and unrealized gain (loss) on investments.................................    (61,897,637)   (221,892,064)
                                                                                          ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................   $(60,592,710)  $(214,061,763)
                                                                                          ============   =============
(1) Net of foreign withholding taxes of................................................   $     15,561   $         804


The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Allocation Funds 41


 Statements of Operations--For the Six Months Ended March 31, 2009 (Unaudited)

Conservative      Growth         Moderate
 Allocation      Balanced        Balanced
    Fund           Fund            Fund
------------   -------------   ------------

$          0   $           0   $          0
   1,295,481       7,233,905      1,796,203
           0               0              0
      18,061         139,267         33,329
   6,900,509       6,390,215      4,117,403
           0               0              0
           0               0              0
    (936,516)     (2,366,983)      (807,573)
     123,095         309,624        104,056
------------   -------------   ------------
   7,400,630      11,706,028      5,243,418
------------   -------------   ------------

     507,475       1,112,298        410,150

     101,495         222,460         82,030
          NA          60,298          9,772
          NA          28,255          2,520
          NA           9,640          1,854
     202,990         409,850        159,008
           0               0              0
     507,211       1,110,895        409,587
      17,724          17,978         23,037

          NA          75,682          6,750
          NA          25,823          4,967
      12,441          11,162         11,122
       8,946          37,122         18,008
      15,591          67,980         18,556
       5,289           5,289          5,289
      11,366          19,276         10,987
------------   -------------   ------------
   1,390,528       3,214,008      1,173,637
------------   -------------   ------------

    (478,454)       (855,268)      (376,212)
     912,074       2,358,740        797,425
------------   -------------   ------------
   6,488,556       9,347,288      4,445,993
------------   -------------   ------------


      69,204          99,341         46,223
    (473,677)     (1,531,941)      (421,348)
 (12,214,117)    (92,188,499)   (21,014,402)
 (12,119,650)    (85,529,867)   (17,949,332)
     (15,201)        (93,098)       (23,316)
     863,348         324,220        462,712

       2,553           3,949          1,815
------------   -------------   ------------
 (23,887,540)   (178,915,895)   (38,897,648)
------------   -------------   ------------

     (54,233)       (140,645)        (9,517)
           0               0              0
   2,062,729      15,470,812      3,573,666
 (31,988,877)   (174,656,107)   (42,623,755)

      46,949         219,708         54,726
------------   -------------   ------------
 (29,933,432)   (159,106,232)   (39,004,880)
------------   -------------   ------------
 (53,820,972)   (338,022,127)   (77,902,528)
------------   -------------   ------------
$(47,332,416)  $(328,674,839)  $(73,456,535)
============   =============   ============
$     11,417   $      77,537   $     18,575

                   42 Wells Fargo Advantage Allocation Funds


                       Statements of Changes in Net Assets

                                                                               AGGRESSIVE ALLOCATION FUND
                                                                         -------------------------------------
                                                                              For the
                                                                         Six Months Ended         For the
                                                                          March 31, 2009        Year Ended
                                                                            (Unaudited)     September 30, 2008
                                                                         ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                                                    $204,445,407       $ 273,273,187
OPERATIONS
   Net investment income (loss)                                               1,304,927           4,080,947
   Net realized gain (loss) on investments                                  (32,731,728)        (13,960,878)
   Net change in unrealized appreciation (depreciation) of investments      (29,165,909)        (52,596,452)
                                                                           ------------       -------------
Net increase (decrease) in net assets resulting from operations             (60,592,710)        (62,476,383)
                                                                           ------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
   Class A                                                                           NA                  NA
   Class B                                                                           NA                  NA
   Class C                                                                           NA                  NA
   Administrator Class                                                       (3,643,110)         (4,228,068)
   Net realized gain on sales of investments
   Class A                                                                           NA                  NA
   Class B                                                                           NA                  NA
   Class C                                                                           NA                  NA
   Administrator Class                                                          (20,605)        (22,591,814)
                                                                           ------------       -------------
Total distributions to shareholders                                          (3,663,715)        (26,819,882)
                                                                           ------------       -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A                                               NA                  NA
   Reinvestment of distributions - Class A                                           NA                  NA
   Cost of shares redeemed - Class A                                                 NA                  NA
                                                                           ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A                                                         NA                  NA
                                                                           ------------       -------------
   Proceeds from shares sold - Class B                                               NA                  NA
   Reinvestment of distributions - Class B                                           NA                  NA
   Cost of shares redeemed - Class B                                                 NA                  NA
                                                                           ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class B                                                         NA                  NA
                                                                           ------------       -------------
   Proceeds from shares sold - Class C                                               NA                  NA
   Reinvestment of distributions - Class C                                           NA                  NA
   Cost of shares redeemed - Class C                                                 NA                  NA
                                                                           ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C                                                         NA                  NA
                                                                           ------------       -------------
   Proceeds from shares sold - Administrator Class                           31,923,735         182,354,626
   Reinvestment of distributions - Administrator Class                        3,643,300          27,591,433
   Cost of shares redeemed - Administrator Class                            (48,803,864)       (189,477,574)
                                                                           ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class                                    (13,236,829)         20,468,485
                                                                           ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Total                                                  (13,236,829)         20,468,485
                                                                           ------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS                                       (77,493,254)        (68,827,780)
                                                                           ------------       -------------
ENDING NET ASSETS                                                          $126,952,153       $ 204,445,407
                                                                           ============       =============

   The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Allocation Funds 43


                       Statements of Changes in Net Assets

        ASSET ALLOCATION FUND                CONSERVATIVE ALLOCATION FUND                GROWTH BALANCED FUND
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                 For the                                 For the
Six Months Ended         For the        Six Months Ended         For the        Six Months Ended         For the
 March 31, 2009        Year Ended        March 31, 2009        Year Ended        March 31, 2009        Year Ended
   (Unaudited)     September 30, 2008      (Unaudited)     September 30, 2008      (Unaudited)     September 30, 2008
----------------   ------------------   ----------------   ------------------   ----------------   ------------------
 $ 869,482,980       $1,085,566,829      $ 479,237,779       $ 615,216,030       $1,258,315,439     $ 1,964,983,190
     7,830,301           20,373,109          6,488,556          21,032,474            9,347,288          35,537,903
  (101,192,408)         (26,518,063)       (23,887,540)         (1,761,709)        (178,915,895)        (25,212,667)
  (120,699,656)        (174,813,174)       (29,933,432)        (55,340,337)        (159,106,232)       (358,190,574)
 -------------       --------------      -------------       -------------       --------------     ---------------
  (214,061,763)        (180,958,128)       (47,332,416)        (36,069,572)        (328,674,839)       (347,865,338)
 -------------       --------------      -------------       -------------       --------------     ---------------
    (7,173,472)         (18,240,104)                NA                  NA           (1,141,385)         (1,515,004)
      (159,708)            (688,334)                NA                  NA             (292,490)           (835,796)
      (147,098)            (434,716)                NA                  NA             (130,410)           (191,471)
      (344,392)          (1,036,146)       (18,792,992)        (22,620,815)         (29,490,388)        (40,627,880)
       (73,264)         (43,843,258)                NA                  NA             (168,242)         (7,143,581)
        (2,649)          (3,556,051)                NA                  NA              (89,368)         (6,253,922)
        (2,215)          (1,711,356)                NA                  NA              (30,238)         (1,428,737)
        (3,167)          (2,350,485)        (2,638,483)        (16,654,798)          (3,731,321)       (169,076,464)
 -------------       --------------      -------------       -------------       --------------     ---------------
    (7,905,965)         (71,860,450)       (21,431,475)        (39,275,613)         (35,073,842)       (227,072,855)
 -------------       --------------      -------------       -------------       --------------     ---------------
     9,641,390          262,546,738                 NA                  NA            8,169,786          29,470,946
     6,947,895           59,895,047                 NA                  NA            1,269,345           8,441,936
   (61,589,361)        (240,948,806)                NA                  NA           (8,440,258)        (37,146,509)
 -------------       --------------      -------------       -------------       --------------     ---------------
   (45,000,076)          81,492,979                 NA                  NA              998,873             766,373
 -------------       --------------      -------------       -------------       --------------     ---------------
        92,209            1,628,336                 NA                  NA              143,601             811,274
       149,002            3,997,479                 NA                  NA              371,902           6,923,700
    (7,916,910)         (44,473,716)                NA                  NA           (8,249,446)        (23,977,475)
 -------------       --------------      -------------       -------------       --------------     ---------------
    (7,675,699)         (38,847,901)                NA                  NA           (7,733,943)        (16,242,501)
 -------------       --------------      -------------       -------------       --------------     ---------------
       341,578            1,599,242                 NA                  NA              210,173             587,334
       124,543            1,828,057                 NA                  NA              151,841           1,553,322
    (3,279,867)          (6,190,799)                NA                  NA           (1,060,151)         (3,345,946)
 -------------       --------------      -------------       -------------       --------------     ---------------
    (2,813,746)          (2,763,500)                NA                  NA             (698,137)         (1,205,290)
 -------------       --------------      -------------       -------------       --------------     ---------------
     3,095,079           10,025,699         56,982,890         298,506,785          315,584,374         770,040,963
       344,665            3,350,804         21,405,584          39,232,748           33,070,800         208,915,858
    (6,078,332)         (16,523,352)      (103,295,301)       (398,372,599)        (540,135,173)     (1,094,004,961)
 -------------       --------------      -------------       -------------       --------------     ---------------
    (2,638,588)          (3,146,849)       (24,906,827)        (60,633,066)        (191,479,999)       (115,048,140)
 -------------       --------------      -------------       -------------       --------------     ---------------
   (58,128,109)          36,734,729        (24,906,827)        (60,633,066)        (198,913,206)       (131,729,558)
 -------------       --------------      -------------       -------------       --------------     ---------------
  (280,095,837)        (216,083,849)       (93,670,718)       (135,978,251)        (562,661,887)       (706,667,751)
 -------------       --------------      -------------       -------------       --------------     ---------------
 $ 589,387,143       $  869,482,980      $ 385,567,061       $ 479,237,779       $  695,653,552     $ 1,258,315,439
 =============       ==============      =============       =============       ==============     ===============

                    44 Wells Fargo Advantage Allocation Funds


                       Statements of Changes in Net Assets

                                                                                                AGGRESSIVE ALLOCATION FUND
                                                                                          -------------------------------------
                                                                                               For the
                                                                                          Six Months Ended         For the
                                                                                           March 31, 2009        Year Ended
                                                                                             (Unaudited)     September 30, 2008
                                                                                          ----------------   ------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A                                                                             NA                  NA
   Shares issued in reinvestment of distributions - Class A                                          NA                  NA
   Shares redeemed - Class A                                                                         NA                  NA
                                                                                            -----------         -----------
Net increase (decrease) in shares outstanding - Class A                                              NA                  NA
                                                                                            -----------         -----------
   Shares sold - Class B                                                                             NA                  NA
   Shares issued in reinvestment of distributions - Class B                                          NA                  NA
   Shares redeemed - Class B                                                                         NA                  NA
                                                                                            -----------         -----------
Net increase (decrease) in shares outstanding - Class B                                              NA                  NA
                                                                                            -----------         -----------
   Shares sold - Class C                                                                             NA                  NA
   Shares issued in reinvestment of distributions - Class C                                          NA                  NA
   Shares redeemed - Class C                                                                         NA                  NA
                                                                                            -----------         -----------
Net increase (decrease) in shares outstanding - Class C                                              NA                  NA
                                                                                            -----------         -----------
   Shares sold - Administrator Class                                                          3,756,885          13,354,506
   Shares issued in reinvestment of distributions - Administrator Class                         437,810           1,802,244
   Shares redeemed - Administrator Class                                                     (5,733,630)        (13,716,507)
                                                                                            -----------         -----------
Net increase (decrease) in shares outstanding - Administrator Class                          (1,538,935)          1,440,243
                                                                                            -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS      (1,538,935)          1,440,243
                                                                                            -----------         -----------
Ending balance of undistributed net investment income (loss)                                $   909,799         $ 3,247,982
                                                                                            -----------         -----------

   The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Allocation Funds 45


                       Statements of Changes in Net Assets

        ASSET ALLOCATION FUND                CONSERVATIVE ALLOCATION FUND                GROWTH BALANCED FUND
-------------------------------------   -------------------------------------   -------------------------------------
    For the                                  For the                                 For the
Six Months Ended        For the         Six Months Ended         For the        Six Months Ended         For the
 March 31, 2009        Year Ended        March 31, 2009        Year Ended        March 31, 2009        Year Ended
  (Unaudited)      September 30, 2008     (Unaudited)      September 30, 2008      (Unaudited)     September 30, 2008
----------------   ------------------   ----------------   ------------------   ----------------   ------------------
      683,299           14,070,471                 NA                   NA             411,783             976,635
      492,536            2,861,327                 NA                   NA              66,280             265,909
   (4,455,412)         (12,370,195)                NA                   NA            (442,652)         (1,264,942)
  -----------         ------------        -----------         ------------        ------------        ------------
   (3,279,577)           4,561,603                 NA                   NA              35,411             (22,398)
  -----------         ------------        -----------         ------------        ------------        ------------
       10,832              127,660                 NA                   NA               7,864              28,454
       17,203              309,381                 NA                   NA              21,681             245,656
     (918,932)          (3,528,312)                NA                   NA            (464,302)           (902,195)
  -----------         ------------        -----------         ------------        ------------        ------------
     (890,897)          (3,091,271)                NA                   NA            (434,757)           (628,085)
  -----------         ------------        -----------         ------------        ------------        ------------
       40,523              125,782                 NA                   NA              12,916              21,860
       14,462              142,179                 NA                   NA               8,868              54,954
     (380,257)            (502,168)                NA                   NA             (60,879)           (122,801)
  -----------         ------------        -----------         ------------        ------------        ------------
     (325,272)            (234,207)                NA                   NA             (39,095)            (45,987)
  -----------         ------------        -----------         ------------        ------------        ------------
      225,012              478,950          3,650,677           15,349,895          18,106,420          29,136,165
       24,415              159,759          1,393,541            2,024,122           1,912,938           7,215,373
     (445,131)            (810,628)        (6,552,858)         (20,640,129)        (31,566,269)        (40,704,103)
  -----------         ------------        -----------         ------------        ------------        ------------
     (195,704)            (171,919)        (1,508,640)          (3,266,112)        (11,546,911)         (4,352,565)
  -----------         ------------        -----------         ------------        ------------        ------------
   (4,691,450)           1,064,206         (1,508,640)          (3,266,112)        (11,985,352)         (5,049,035)
  -----------         ------------        -----------         ------------        ------------        ------------
  $   205,113         $    199,482        $ 2,814,901         $ 15,119,337        $  3,623,493        $ 25,330,878
  ===========         ============        ===========         ============        ============        ============

                    46 Wells Fargo Advantage Allocation Funds


                      Statements of Changes in Net Assets

                                                                                      MODERATE BALANCED FUND
                                                                              -------------------------------------
                                                                                  For the
                                                                              Six Months Ended        For the
                                                                               March 31, 2009        Year Ended
                                                                                 (Unaudited)     September 30, 2008
                                                                              ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................    $ 420,207,990       $ 549,301,132
OPERATIONS
   Net investment income (loss) ...........................................        4,445,993          15,203,429
   Net realized gain (loss) on investments ................................      (38,897,648)           (790,359)
   Net change in unrealized appreciation (depreciation) of investments ....      (39,004,880)        (81,082,621)
                                                                               -------------       -------------
Net increase (decrease) in net assets resulting from operations ...........      (73,456,535)        (66,669,551)
                                                                               -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
   Class A ................................................................         (263,142)           (299,039)
   Class B ................................................................          (53,839)            (65,799)
   Class C ................................................................          (37,718)            (43,988)
   Administrator class ....................................................      (13,200,377)        (16,370,580)
   Net realized gain on sales of investments
   Class A ................................................................          (81,272)           (690,415)
   Class B ................................................................          (22,182)           (222,775)
   Class C ................................................................          (15,819)           (137,371)
   Administrator class ....................................................       (3,791,484)        (35,378,727)
                                                                               -------------       -------------
Total distributions to shareholders .......................................      (17,465,833)        (53,208,694)
                                                                               -------------       -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ....................................        1,671,534           4,902,016
   Reinvestment of distributions - Class A ................................          331,213             949,902
   Cost of shares redeemed - Class A ......................................       (1,744,783)         (4,850,670)
                                                                               -------------       -------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Class A .................................................          257,964           1,001,248
                                                                               -------------       -------------
   Proceeds from shares sold - Class B ....................................          424,556             617,952
   Reinvestment of distributions - Class B ................................           73,607             267,680
   Cost of shares redeemed - Class B ......................................         (558,462)         (1,713,788)
                                                                               -------------       -------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Class B .................................................          (60,299)           (828,156)
                                                                               -------------       -------------
   Proceeds from shares sold - Class C ....................................           52,586             259,846
   Reinvestment of distributions - Class C ................................           49,780             172,129
   Cost of shares redeemed - Class C ......................................         (174,777)           (326,145)
                                                                               -------------       -------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Class C .................................................          (72,411)            105,830
                                                                               -------------       -------------
   Proceeds from shares sold - Administrator Class ........................       18,447,025         196,855,694
   Reinvestment of distributions - Administrator Class ....................       16,658,857          51,589,865
   Cost of shares redeemed - Administrator Class ..........................      (70,056,602)       (257,939,378)
                                                                               -------------       -------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Administrator Class .....................................      (34,950,720)         (9,493,819)
                                                                               -------------       -------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Total ...................................................      (34,825,466)         (9,214,897)
                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................     (125,747,834)       (129,093,142)
                                                                               -------------       -------------
ENDING NET ASSETS .........................................................    $ 294,460,156       $ 420,207,990
                                                                               -------------       -------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Allocation Funds 47


                       Statements of Changes in Net Assets

                                                                                       MODERATE BALANCED FUND
                                                                               -------------------------------------
                                                                                   For the
                                                                               Six Months Ended         For the
                                                                                March 31, 2009        Year Ended
                                                                                 (Unaudited)      September 30, 2008
                                                                               ----------------   ------------------
   SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...................................................          115,538             242,046
   Shares issued in reinvestment of distributions - Class A ................           22,975              45,814
   Shares redeemed - Class A ...............................................         (118,058)           (242,580)
                                                                                 ------------        ------------
   Net increase (decrease) in shares outstanding - Class A .................           20,455              45,280
                                                                                 ------------        ------------
   Shares sold - Class B ...................................................           28,329              30,890
   Shares issued in reinvestment of distributions - Class B ................            5,117              13,017
   Shares redeemed - Class B ...............................................          (37,925)            (84,894)
                                                                                 ------------        ------------
   Net increase (decrease) in shares outstanding - Class B .................           (4,479)            (40,987)
                                                                                 ------------        ------------
   Shares sold - Class C ...................................................            3,585              13,061
   Shares issued in reinvestment of distributions - Class C ................            3,467               8,380
   Shares redeemed - Class C ...............................................          (11,788)            (16,714)
                                                                                 ------------        ------------
   Net increase (decrease) in shares outstanding - Class C .................           (4,736)              4,727
                                                                                 ------------        ------------
   Shares sold - Administrator Class .......................................        1,180,323           9,719,006
   Shares issued in reinvestment of distributions - Administrator Class ....        1,149,823           2,471,148
   Shares redeemed - Administrator Class ...................................       (4,750,625)        (12,813,788)
                                                                                 ------------        ------------
   Net increase (decrease) in shares outstanding - Administrator Class .....       (2,420,479)           (623,634)
                                                                                 ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ......................................................       (2,409,239)           (614,614)
                                                                                 ------------        ------------
Ending balance of undistributed net investment income (loss) ...............     $  1,824,281        $ 10,933,364
                                                                                 ------------        ------------

                   48 Wells Fargo Advantage Allocation Funds


                              Financial Highlights

                                                   Beginning       Net       Net Realized    Distributions
                                                   Net Asset   Investment   and Unrealized      from Net      Distributions
                                                   Value Per     Income       Gain (Loss)      Investment       from Net
                                                     Share       (Loss)     on Investments       Income      Realized Gains
                                                   ---------   ----------   --------------   -------------   --------------
AGGRESSIVE ALLOCATION FUND
Administrator Class
October 1, 2008 to March 31, 2009 (Unaudited) ..     $11.62      0.10           (3.59)           (0.22)           0.00
October 1, 2007 to September 30, 2008 ..........     $16.92      0.21           (3.91)           (0.23)          (1.37)
October 1, 2006 to September 30, 2007 ..........     $15.32      0.23            2.39            (0.18)          (0.84)
October 1, 2005 to September 30, 2006 ..........     $14.57      0.22            1.08            (0.20)          (0.35)
October 1, 2004 to September 30, 2005 ..........     $13.09      0.19            1.45            (0.16)           0.00
October 1, 2003 to September 30, 2004 ..........     $11.85      0.14            1.26            (0.16)           0.00
ASSET ALLOCATION FUND
Class A
October 1, 2008 to March 31, 2009 (Unaudited) ..     $17.63      0.17(6)        (4.57)           (0.17)           0.00
October 1, 2007 to September 30, 2008 ..........     $23.12      0.44(6)        (4.36)           (0.44)          (1.13)
October 1, 2006 to September 30, 2007 ..........     $20.94      0.47(6)         2.58            (0.47)          (0.40)
October 1, 2005 to September 30, 2006 ..........     $19.99      0.44            1.16            (0.43)          (0.22)
October 1, 2004 to September 30, 2005 ..........     $18.80      0.40            1.64            (0.41)          (0.44)
October 1, 2003 to September 30, 2004 ..........     $17.50      0.36(6)         1.57            (0.36)          (0.27)
Class B
October 1, 2008 to March 31, 2009 (Unaudited) ..     $10.74      0.07(6)        (2.77)           (0.07)           0.00
October 1, 2007 to September 30, 2008 ..........     $14.07      0.18(6)        (2.66)           (0.16)          (0.69)
October 1, 2006 to September 30, 2007 ..........     $12.73      0.19(6)         1.57            (0.18)          (0.24)
October 1, 2005 to September 30, 2006 ..........     $12.15      0.18            0.70            (0.17)          (0.13)
October 1, 2004 to September 30, 2005 ..........     $11.42      0.15            1.00            (0.15)          (0.27)
October 1, 2003 to September 30, 2004 ..........     $10.63      0.13(6)         0.95            (0.13)          (0.16)
Class C
October 1, 2008 to March 31, 2009 (Unaudited) ..     $10.73      0.07(6)        (2.77)           (0.07)           0.00
October 1, 2007 to September 30, 2008 ..........     $14.07      0.18(6)        (2.66)           (0.17)          (0.69)
October 1, 2006 to September 30, 2007 ..........     $12.75      0.18(6)         1.56            (0.18)          (0.24)
October 1, 2005 to September 30, 2006 ..........     $12.16      0.17            0.72            (0.17)          (0.13)
October 1, 2004 to September 30, 2005 ..........     $11.44      0.17            0.98            (0.16)          (0.27)
October 1, 2003 to September 30, 2004 ..........     $10.65      0.13(6)         0.95            (0.13)          (0.16)
Administrator Class
October 1, 2008 to March 31, 2009 (Unaudited) ..     $17.65      0.19(6)        (4.57)           (0.19)           0.00
October 1, 2007 to September 30, 2008 ..........     $23.15      0.50(6)        (4.38)           (0.49)          (1.13)
October 1, 2006 to September 30, 2007 ..........     $20.97      0.54(6)         2.57            (0.53)          (0.40)
October 1, 2005 to September 30, 2006 ..........     $20.02      0.41            1.24            (0.48)          (0.22)
October 1, 2004 to September 30, 2005 ..........     $18.82      0.47            1.63            (0.46)          (0.44)
October 1, 2003 to September 30, 2004 ..........     $17.53      0.40(6)         1.57            (0.41)          (0.27)
CONSERVATIVE ALLOCATION FUND
Administrator Class
October 1, 2008 to March 31, 2009 (Unaudited) ..     $17.77      0.30           (2.08)           (0.75)          (0.10)
October 1, 2007 to September 30, 2008 ..........     $20.35      0.73           (2.04)           (0.72)          (0.55)
October 1, 2006 to September 30, 2007 ..........     $19.74      0.70            0.84            (0.64)          (0.29)
October 1, 2005 to September 30, 2006 ..........     $19.78      0.67            0.30            (0.63)          (0.38)
October 1, 2004 to September 30, 2005 ..........     $19.48      0.54            0.40            (0.41)          (0.23)
October 1, 2003 to September 30, 2004 ..........     $19.23      0.44            0.46            (0.51)          (0.14)

----------
(1.) During each period, various fees and expenses were waived and reimbursed as indicated. the ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
     3).

(2.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3.) Commencement of operations.

(4.) Includes net expenses allocated from the Portfolio(s) in which the Fund invests.

(5.) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

(6.) Calculated based upon average shares outstanding.

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Allocation Funds 49


                              Financial Highlights

 Ending       Ratio to Average Net Assets (Annualized)(1)
Net Asset   -----------------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross    Expenses      Net       Total      Turnover    End of Period
  Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)      Rate     (000's omitted)
---------   --------------   --------   --------   --------   ---------   ---------   ---------------


  $ 7.91         1.84%        1.23%(4)   (0.23)%   1.00%(4)    (30.13)%     64%(5)        $126,952
  $11.62         1.76%        1.21%(4)   (0.21)%   1.00%(4)    (23.80)%     62%(5)        $204,445
  $16.92         1.55%        1.20%(4)   (0.20)%   1.00%(4)     17.79%      58%(5)        $273,273
  $15.32         1.55%        1.20%(4)   (0.20)%   1.00%(4)      9.14%      61%(5)        $223,488
  $14.57         1.42%        1.12%(4)   (0.12)%   1.00%(4)     12.61%      64%(5)        $196,484
  $13.09         1.14%        1.02%(4)   (0.02)%   1.00%(4)     11.82%      42%(5)        $170,383


  $13.06         2.42%        1.32%      (0.17)%   1.15%       (24.96)%     19%           $533,714
  $17.63         2.17%        1.29%      (0.14)%   1.15%       (17.92)%     45%           $777,876
  $23.12         2.12%        1.25%      (0.10)%   1.15%        14.83%      16%           $914,716
  $20.94         2.13%        1.26%      (0.11)%   1.15%         8.13%      11%           $871,848
  $19.99         2.06%        1.23%      (0.08)%   1.15%        11.03%       6%           $934,783
  $18.80         1.90%        1.34%      (0.19)%   1.15%        11.12%       4%           $864,857

  $ 7.97         1.67%        2.07%      (0.17)%   1.90%       (25.20)%     19%           $ 16,514
  $10.74         1.42%        2.04%      (0.14)%   1.90%       (18.56)%     45%           $ 31,831
  $14.07         1.36%        2.00%      (0.10)%   1.90%        14.03%      16%           $ 85,203
  $12.73         1.38%        2.01%      (0.11)%   1.90%         7.33%      11%           $125,661
  $12.15         1.33%        1.98%      (0.08)%   1.90%        10.19%       6%           $146,644
  $11.42         1.15%        2.09%      (0.19)%   1.90%        10.24%       4%           $208,029

  $ 7.96         1.67%        2.06%      (0.16)%   1.90%       (25.19)%     19%           $ 15,925
  $10.73         1.42%        2.03%      (0.13)%   1.90%       (18.56)%     45%           $ 24,975
  $14.07         1.37%        2.00%      (0.10)%   1.90%        13.91%      16%           $ 36,028
  $12.75         1.38%        2.01%      (0.11)%   1.90%         7.42%      11%           $ 36,261
  $12.16         1.26%        1.98%      (0.08)%   1.90%        10.15%       6%           $ 40,795
  $11.44         1.15%        2.09%      (0.19)%   1.90%        10.25%       4%           $ 25,268

  $13.08         2.67%        1.14%      (0.24)%   0.90%       (24.88)%     19%           $ 23,235
  $17.65         2.43%        1.11%      (0.21)%   0.90%       (17.73)%     45%           $ 34,802
  $23.15         2.35%        1.07%      (0.17)%   0.90%        15.10%      16%           $ 49,620
  $20.97         2.39%        1.08%      (0.18)%   0.90%         8.43%      11%           $ 78,458
  $20.02         2.31%        1.00%      (0.10)%   0.90%        11.35%       6%           $ 36,815
  $18.82         2.16%        1.10%      (0.20)%   0.90%        11.33%       4%           $ 37,794


  $15.14         3.20%        1.09%(4)   (0.24)%   0.85%(4)     (9.93)%    128%(5)        $385,567
  $17.77         3.80%        1.06%(4)   (0.21)%   0.85%(4)     (6.85)%    100%(5)        $479,238
  $20.35         3.75%        1.05%(4)   (0.20)%   0.85%(4)      8.05%      91%(5)        $615,216
  $19.74         3.69%        1.04%(4)   (0.19)%   0.85%(4)      5.14%     106%(5)        $515,658
  $19.78         2.78%        1.01%(4)   (0.16)%   0.85%(4)      4.91%     102%(5)        $442,285
  $19.48         2.32%        0.90%(4)   (0.05)%   0.85%(4)      4.74%      72%(5)        $412,341

                    50 Wells Fargo Advantage Allocation Funds


                              Financial Highlights

                                                   Beginning       Net       Net Realized    Distributions
                                                   Net Asset   Investment   and Unrealized     from Net       Distributions
                                                   Value Per     Income       Gain (Loss)      Investment       from Net
                                                     Share       (Loss)     on Investments      Income       Realized Gains
                                                   ---------   ----------   --------------   -------------   --------------
GROWTH BALANCED FUND
Class A
October 1, 2008 to March 31, 2009 (Unaudited) ..     $25.63      0.19(6)        (6.92)           (0.52)          (0.08)
October 1, 2007 to September 30, 2008 ..........     $36.21      0.63(6)        (7.32)           (0.63)          (3.26)
October 1, 2006 to September 30, 2007 ..........     $33.51      0.61            4.40            (0.53)          (1.78)
October 1, 2005 to September 30, 2006 ..........     $33.09      0.60            1.98            (0.45)          (1.71)
October 1, 2004 to September 30, 2005 ..........     $30.51      0.52            2.68            (0.41)          (0.21)
October 1, 2003 to September 30, 2004 ..........     $28.27      0.41(6)         2.41            (0.58)           0.00
Class B
October 1, 2008 to March 31, 2009 (Unaudited) ..     $22.70      0.10(6)        (6.12)           (0.25)          (0.08)
October 1, 2007 to September 30, 2008 ..........     $32.51      0.36(6)        (6.52)           (0.39)          (3.26)
October 1, 2006 to September 30, 2007 ..........     $30.29      0.33            3.95            (0.28)          (1.78)
October 1, 2005 to September 30, 2006 ..........     $30.12      0.30            1.81            (0.23)          (1.71)
October 1, 2004 to September 30, 2005 ..........     $27.83      0.23            2.47            (0.20)          (0.21)
October 1, 2003 to September 30, 2004 ..........     $25.89      0.16(6)         2.22            (0.44)           0.00
Class C
October 1, 2008 to March 31, 2009 (Unaudited) ..     $22.77      0.10(6)        (6.14)           (0.33)          (0.08)
October 1, 2007 to September 30, 2008 ..........     $32.60      0.36(6)        (6.54)           (0.39)          (3.26)
October 1, 2006 to September 30, 2007 ..........     $30.37      0.33            3.97            (0.29)          (1.78)
October 1, 2005 to September 30, 2006 ..........     $30.19      0.32            1.80            (0.23)          (1.71)
October 1, 2004 to September 30, 2005 ..........     $27.81      0.21            2.50            (0.12)          (0.21)
October 1, 2003 to September 30, 2004 ..........     $25.88      0.16(6)         2.21            (0.44)           0.00
Administrator Class
October 1, 2008 to March 31, 2009 (Unaudited) ..     $23.29      0.19(6)        (6.27)           (0.60)          (0.08)
October 1, 2007 to September 30, 2008 ..........     $33.29      0.64(6)        (6.67)           (0.71)          (3.26)
October 1, 2006 to September 30, 2007 ..........     $30.98      0.70            3.99            (0.60)          (1.78)
October 1, 2005 to September 30, 2006 ..........     $30.76      0.62            1.85            (0.54)          (1.71)
October 1, 2004 to September 30, 2005 ..........     $28.41      0.56            2.50            (0.50)          (0.21)
October 1, 2003 to September 30, 2004 ..........     $26.34      0.45(6)         2.25            (0.63)           0.00
MODERATE BALANCED FUND
Class A
October 1, 2008 to March 31, 2009 (Unaudited) ..     $17.85      0.18(6)        (3.31)           (0.57)          (0.18)
October 1, 2007 to September 30, 2008 ..........     $22.76      0.55           (3.34)           (0.61)          (1.51)
October 1, 2006 to September 30, 2007 ..........     $21.97      0.65(6)         1.73            (0.61)          (0.98)
October 1, 2005 to September 30, 2006 ..........     $22.23      0.60            0.75            (0.51)          (1.10)
October 1, 2004 to September 30, 2005 ..........     $21.72      0.43            1.13            (0.40)          (0.65)
January 30, 20043 to September 30, 2004 ........     $21.79      0.13           (0.20)            0.00            0.00
Class B
October 1, 2008 to March 31, 2009 (Unaudited) ..     $17.67      0.13(6)        (3.29)           (0.42)          (0.18)
October 1, 2007 to September 30, 2008 ..........     $22.53      0.42           (3.34)           (0.43)          (1.51)
October 1, 2006 to September 30, 2007 ..........     $21.76      0.47(6)         1.72            (0.44)          (0.98)
October 1, 2005 to September 30, 2006 ..........     $22.04      0.42            0.76            (0.36)          (1.10)
October 1, 2004 to September 30, 2005 ..........     $21.62      0.31            1.08            (0.32)          (0.65)
January 30, 20043 to September 30, 2004 ........     $21.79      0.06           (0.23)            0.00            0.00
Class C
October 1, 2008 to March 31, 2009 (Unaudited) ..     $17.64      0.13(6)        (3.28)           (0.42)          (0.18)
October 1, 2007 to September 30, 2008 ..........     $22.52      0.41           (3.33)           (0.45)          (1.51)
October 1, 2006 to September 30, 2007 ..........     $21.77      0.47(6)         1.72            (0.46)          (0.98)
October 1, 2005 to September 30, 2006 ..........     $22.05      0.43            0.75            (0.36)          (1.10)
October 1, 2004 to September 30, 2005 ..........     $21.62      0.31            1.08            (0.31)          (0.65)
January 30, 20043 to September 30, 2004 ........     $21.79      0.08           (0.25)            0.00            0.00
Administrator Class
October 1, 2008 to March 31, 2009 (Unaudited) ..     $17.98      0.20(6)        (3.34)           (0.62)          (0.18)
October 1, 2007 to September 30, 2008 ..........     $22.90      0.60           (3.36)           (0.65)          (1.51)
October 1, 2006 to September 30, 2007 ..........     $22.08      0.67(6)         1.77            (0.64)          (0.98)
October 1, 2005 to September 30, 2006 ..........     $22.32      0.64            0.78            (0.56)          (1.10)
October 1, 2004 to September 30, 2005 ..........     $21.76      0.52            1.10            (0.41)          (0.65)
October 1, 2003 to September 30, 2004 ..........     $21.09      0.42            1.10            (0.64)          (0.21)


 The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Allocation Funds 51


                              Financial Highlights

              Ratio to Average Net Assets (Annualized)(1)
            ----------------------------------------------
 Ending
Net Asset        Net                                                     Portfolio    Net Assets at
Value Per    Investment       Gross    Expenses      Net       Total      Turnover    End of Period
  Share     Income (Loss)   Expenses    Waived    Expenses   Return(2)     Rate      (000's omitted)
---------   -------------   --------   --------   --------   ---------   ---------   ---------------


 $18.30         1.93%       1.33%(4)    (0.13)%   1.20%(4)    (26.28)%     93%(5)      $   40,377
 $25.63         2.09%       1.34%(4)    (0.14)%   1.20%(4)    (20.42)%     80%(5)      $   55,626
 $36.21         1.89%       1.32%(4)    (0.12)%   1.20%(4)     15.55%      75%(5)      $   79,411
 $33.51         1.89%       1.30%(4)    (0.10)%   1.20%(4)      8.13%      80%(5)      $   64,560
 $33.09         1.59%       1.33%(4)    (0.13)%   1.20%(4)     10.58%      80%(5)      $   58,091
 $30.51         1.33%       1.28%(4)    (0.08)%   1.20%(4)     10.02%      51%(5)      $   56,566

 $16.35         1.17%       2.08%(4)    (0.13)%   1.95%(4)    (26.55)%     93%(5)      $   15,857
 $22.70         1.31%       2.09%(4)    (0.14)%   1.95%(4)    (21.02)%     80%(5)      $   31,892
 $32.51         1.12%       2.06%(4)    (0.11)%   1.95%(4)     14.69%      75%(5)      $   66,097
 $30.29         1.12%       2.05%(4)    (0.10)%   1.95%(4)      7.30%      80%(5)      $   73,602
 $30.12         0.84%       2.08%(4)    (0.13)%   1.95%(4)      9.76%      80%(5)      $   85,327
 $27.83         0.58%       2.02%(4)    (0.07)%   1.95%(4)      9.17%      51%(5)      $   89,783

 $16.32         1.19%       2.06%(4)    (0.11)%   1.95%(4)    (26.57)%     93%(5)      $    6,234
 $22.77         1.33%       2.08%(4)    (0.13)%   1.95%(4)    (21.02)%     80%(5)      $    9,588
 $32.60         1.12%       2.06%(4)    (0.11)%   1.95%(4)     14.72%      75%(5)      $   15,226
 $30.37         1.12%       2.05%(4)    (0.10)%   1.95%(4)      7.29%      80%(5)      $   16,351
 $30.19         0.84%       2.08%(4)    (0.13)%   1.95%(4)      9.79%      80%(5)      $   18,262
 $27.81         0.58%       2.02%(4)    (0.07)%   1.95%(4)      9.18%      51%(5)      $   20,799

 $16.53         2.14%       1.15%(4)    (0.20)%   0.95%(4)    (26.20)%     93%(5)      $  633,186
 $23.29         2.32%       1.16%(4)    (0.21)%   0.95%(4)    (20.25)%     80%(5)      $1,161,210
 $33.29         2.12%       1.14%(4)    (0.19)%   0.95%(4)     15.84%      75%(5)      $1,804,249
 $30.98         2.13%       1.12%(4)    (0.17)%   0.95%(4)      8.40%      80%(5)      $1,919,297
 $30.76         1.84%       1.07%(4)    (0.12)%   0.95%(4)     10.87%      80%(5)      $1,848,078
 $28.41         1.59%       0.95%(4)    (0.01)%   0.94%(4)     10.31%      51%(5)      $1,738,782


 $13.97         2.48%       1.31%(4)    (0.16)%   1.15%(4)    (17.57)%    109%(5)      $    6,955
 $17.85         2.88%       1.31%(4)    (0.16)%   1.15%(4)    (13.39)%     89%(5)      $    8,524
 $22.76         2.80%       1.28%(4)    (0.13)%   1.15%(4)     11.33%      82%(5)      $    9,839
 $21.97         2.75%       1.27%(4)    (0.12)%   1.15%(4)      6.39%      93%(5)      $    5,618
 $22.23         2.11%       1.30%(4)    (0.15)%   1.15%(4)      7.32%      91%(5)      $    4,745
 $21.72         1.14%       1.27%(4)    (0.12)%   1.15%(4)     (0.32)%     62%(5)      $    2,576

 $13.91         1.72%       2.06%(4)    (0.16)%   1.90%(4)    (17.86)%    109%(5)      $    1,652
 $17.67         2.13%       2.06%(4)    (0.16)%   1.90%(4)    (14.06)%     89%(5)      $    2,177
 $22.53         2.01%       2.03%(4)    (0.13)%   1.90%(4)     10.49%      82%(5)      $    3,699
 $21.76         1.99%       2.02%(4)    (0.12)%   1.90%(4)      5.60%      93%(5)      $    3,283
 $22.04         1.35%       2.05%(4)    (0.15)%   1.90%(4)      6.50%      91%(5)      $    3,121
 $21.62         0.65%       2.02%(4)    (0.12)%   1.90%(4)     (0.78)%     62%(5)      $    2,304

 $13.89         1.74%       2.03%(4)    (0.14)%   1.89%(4)    (17.87)%    109%(5)      $    1,254
 $17.64         2.13%       2.05%(4)    (0.15)%   1.90%(4)    (14.05)%     89%(5)      $    1,677
 $22.52         2.03%       2.03%(4)    (0.13)%   1.90%(4)     10.49%      82%(5)      $    2,034
 $21.77         2.00%       2.02%(4)    (0.12)%   1.90%(4)      5.58%      93%(5)      $    1,602
 $22.05         1.35%       2.05%(4)    (0.15)%   1.90%(4)      6.50%      91%(5)      $    1,223
 $21.62         0.65%       2.01%(4)    (0.11)%   1.90%(4)     (0.78)%     62%(5)      $      693

 $14.04         2.72%       1.13%(4)    (0.23)%   0.90%(4)    (17.47)%    109%(5)      $  284,599
 $17.98         3.13%       1.13%(4)    (0.23)%   0.90%(4)    (13.17)%     89%(5)      $  407,829
 $22.90         3.00%       1.10%(4)    (0.20)%   0.90%(4)     11.59%      82%(5)      $  533,729
 $22.08         2.98%       1.09%(4)    (0.19)%   0.90%(4)      6.68%      93%(5)      $  558,601
 $22.32         2.34%       1.04%(4)    (0.14)%   0.90%(4)      7.57%      91%(5)      $  557,564
 $21.76         1.97%       0.92%(4)    (0.02)%   0.90%(4)      7.28%      62%(5)      $  544,698

                    52 Wells Fargo Advantage Allocation Funds


                         Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at March 31, 2009, was comprised of 99 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Aggressive Allocation Fund, Asset Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund and Moderate Balanced Fund. These Funds are each a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales changes and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

As of the open of business on July 21, 2008, several of the Funds (the "Acquiring Funds") acquired all of the assets and assumed all of the liabilities of certain target funds of the Trust (the "Target Funds") (the "Acquisitions"). The Acquiring Funds were deemed to be the accounting survivor in the Acquisitions.

Target Funds                                Acquiring Funds
------------                          --------------------------
BALANCED FUND                         Asset Allocation Fund
LIFE STAGE - CONSERVATIVE PORTFOLIO   Moderate Balanced Fund
LIFE STAGE - MODERATE PORTFOLIO       Growth Balanced Fund
LIFE STAGE - AGGRESSIVE PORTFOLIO     Aggressive Allocation Fund

The Acquisitions were completed pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Trust on November 7, 2007 and by the shareholders of the Target Funds on June 30, 2008. The Acquisitions were accomplished through the following steps.

In a tax-free exchange, the Asset Allocation Fund issued 5,912,962 of its Class A shares (valued at $110,309,643) in exchange for all of the assets and liabilities of the Balanced Fund. The aggregate net assets of the Balanced Fund, representing the aggregate net asset value of the Investor Class shares of the Balanced Fund, at the close of business on July 18, 2008 were valued at $110,309,643, and included $4,352,128 of net unrealized appreciation, and were combined with those of the Asset Allocation Fund. The Balanced Fund then liquidated by distributing Class A shares of the Asset Allocation Fund pro rata to the Balanced Fund shareholders holding Investor Class shares of the Balanced Fund. As a result, the Balanced Fund shareholders received shares of their specified class of the Asset Allocation Fund with a total value equal to the value of their Balanced Fund shares at the close of business on July 18, 2008.

In connection with the Acquisition, the Balanced Fund was dissolved and terminated as a series of the Trust. The aggregate net assets of the Asset Allocation Fund shares immediately after the Acquisition totaled $944,211,582.

In a taxable exchange, the Moderate Balanced Fund issued 388,110 of its Administrator Class shares (valued at $7,733,012) in exchange for all of the assets and liabilities of the Life Stage - Conservative Portfolio. The aggregate net assets of the Life Stage - Conservative Portfolio, representing the aggregate net asset value of the Investor Class shares of the Life Stage - Conservative Portfolio, at the close of business on July 18, 2008 were valued at $7,733,012, which included $1,126,601 of accumulated net realized loss, and were combined with those of the Moderate Balanced Fund. The Life Stage - Conservative Portfolio then liquidated by distributing Administrator Class shares of the Moderate Balanced Fund pro rata to the Life Stage - Conservative Portfolio shareholders holding Investor Class shares of the Life Stage - Conservative Portfolio. As a result, the Life Stage - Conservative Portfolio shareholders received shares of their specified class of the Moderate Balanced Fund with a total value equal to the value of their Life Stage - Conservative Portfolio shares at the close of business on July 18, 2008.

                    Wells Fargo Advantage Allocation Funds 53


                          Notes to Financial Statements

In connection with the Acquisition, the Life Stage - Conservative Portfolio was dissolved and terminated as a series of the Trust. The aggregate net assets of the Moderate Balanced Fund shares immediately after the Acquisition totaled $449,499,740.

In a taxable exchange, the Growth Balanced Fund issued 904,172 of its Administrator Class shares (valued at $22,994,517) in exchange for all of the assets and liabilities of the Life Stage - Moderate Portfolio. The aggregate net assets of the Life Stage - Moderate Portfolio, representing the aggregate net asset value of the Investor Class shares of the Life Stage -Moderate Portfolio, at the close of business on July 18, 2008 were valued at $22,994,517, which included $3,593,961 of accumulated net realized loss, and were combined with those of the Growth Balanced Fund. The Life Stage - Moderate Portfolio then liquidated by distributing Administrator Class shares of the Growth Balanced Fund pro rata to the Life Stage -Moderate Portfolio shareholders holding Investor Class shares of the Life Stage - Moderate Portfolio. As a result, the Life Stage - Moderate Portfolio shareholders received shares of their specified class of the Growth Balanced Fund with a total value equal to the value of their Life Stage - Moderate Portfolio shares at the close of business on July 18, 2008.

In connection with the Acquisition, the Life Stage - Moderate Portfolio was dissolved and terminated as a series of the Trust. The aggregate net assets of the Growth Balanced Fund shares immediately after the Acquisition totaled $1,399,991,185.

In a taxable exchange, the Aggressive Allocation Fund issued 1,878,834 of its Administrator Class shares (valued at $24,096,461) in exchange for all of the assets and liabilities of the Life Stage - Aggressive Portfolio. The aggregate net assets of the Life Stage - Aggressive Portfolio, representing the aggregate net asset value of the Investor Class shares of the Life Stage - Aggressive Portfolio, at the close of business on July 18, 2008 were valued at $24,096,461, which included $2,822,340 of accumulated net realized loss, and were combined with those of the Aggressive Allocation Fund. The Life Stage - Aggressive Portfolio then liquidated by distributing Administrator Class shares of the Aggressive Allocation Fund pro rata to the Life Stage - Aggressive Portfolio shareholders holding Investor Class shares of the Life Stage - Aggressive Portfolio. As a result, the Life Stage - Aggressive Portfolio shareholders received shares of their specified class of the Aggressive Allocation Fund with a total value equal to the value of their Life Stage - Aggressive Portfolio shares at the close of business on July 18, 2008.

In connection with the Acquisition, the Life Stage - Aggressive Portfolio was dissolved and terminated as a series of the Trust. The aggregate net assets of the Aggressive Allocation Fund shares immediately after the Acquisition totaled $224,990,988.

The Aggressive Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, and Moderate Balanced Fund each seeks to achieve its investment objective by investing all or substantially all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, an open-end management investment company registered under the 1940 Act. Each Master Portfolio directly acquires portfolio securities, and the fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expense and realized and unrealized gains and losses. The financial statements of the Master Portfolios as of March 31, 2009, are in this report and should be read in conjunction with each Fund's financial statements. The ownership percentages of each Master Portfolio by the Aggressive Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund and Moderate Balanced Fund at March 31, 2009 are as follows:

                                        Aggressive       Conservative       Growth         Moderate
                                     Allocation Fund   Allocation Fund   Balanced Fund   Balanced Fund
                                     ---------------   ---------------   -------------   -------------
C&B LARGE CAP VALUE PORTFOLIO               2%                1%               8%              2%
DISCIPLINED GROWTH PORTFOLIO                7%                6%              32%              9%
EMERGING GROWTH PORTFOLIO                   2%                1%               8%              2%
EQUITY INCOME PORTFOLIO                     4%                3%              18%              5%
EQUITY VALUE PORTFOLIO                      2%                2%               9%              2%
INDEX PORTFOLIO                             2%                1%               8%              2%
INFLATION PROTECTED BOND PORTFOLIO          2%               16%              18%             10%
INTERNATIONAL CORE PORTFOLIO                7%                5%              30%              8%
INTERNATIONAL GROWTH PORTFOLIO              4%                3%              17%              4%

                    54 Wells Fargo Advantage Allocation Funds


                         Notes to Financial Statements

                                       Aggressive        Conservative       Growth         Moderate
                                     Allocation Fund   Allocation Fund   Balanced Fund   Balanced Fund
                                     ---------------   ---------------   -------------   -------------
INTERNATIONAL INDEX PORTFOLIO               7%                5%               30%             8%
INTERNATIONAL VALUE PORTFOLIO               2%                1%               7%              2%
LARGE CAP APPRECIATION PORTFOLIO            3%                2%               13%             3%
LARGE COMPANY GROWTH PORTFOLIO              2%                2%               10%             3%
MANAGED FIXED INCOME PORTFOLIO              4%               33%               37%            20%
SMALL CAP INDEX PORTFOLIO                   2%                2%                9%             2%
SMALL COMPANY GROWTH PORTFOLIO              1%                1%                3%             1%
SMALL COMPANY VALUE PORTFOLIO               0%                0%                1%             0%
STABLE INCOME PORTFOLIO                     0%               24%                0%            11%
STRATEGIC SMALL CAP VALUE PORTFOLIO         2%                2%                9%             2%
TOTAL RETURN BOND PORTFOLIO                 0%                2%                3%             2%

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price ("NASDAQ"). If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of such securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

                    Wells Fargo Advantage Allocation Funds 55


                          Notes to Financial Statements

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

FAIR VALUE MEASUREMENT

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments in securities:

                                                                Total Fair Value
                          Level 1       Level 2      Level 3     as of 03/31/09
                        -----------   -----------   ---------   ----------------
ASSET ALLOCATION FUND   380,580,111   362,543,056   5,986,550      749,109,717

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments in other financial instruments:*

                                                       Total Unrealized
                                                         Appreciation/
                         Level 1   Level 2   Level 3    (Depreciation)
                        --------   -------   -------   ----------------
ASSET ALLOCATION FUND   $558,462      0         0          $558,462

* Other financial instruments include: futures, options, sale commitments, and swaps.

                    56 Wells Fargo Advantage Allocation Funds


                          Notes to Financial Statements

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Allocation Funds                                      Asset Allocation Fund
----------------                                      ---------------------
Balance as of 09/30/2008                                   $ 32,191,612
   Accrued discounts (premiums)                                       0
   Realized gain (loss)                                               0
   Change in unrealized appreciation (depreciation)          (2,782,775)
   Net purchases (sales)                                    (23,396,285)
   Transfer in (out) of Level 3                                 (26,002)
Balance as of 03/31/2009                                   $  5,986,550

The following is a summary of the unrealized appreciation (depreciation) associated with Level 3 securities held as of March 31, 2009:

                                                      Asset Allocation Fund
                                                      ---------------------
Change in unrealized appreciation (depreciation)
   relating to securities held at the end of
   reporting period                                        $(2,782,775)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2009, the following Funds held futures contracts:

                                                                                                 Net Unrealized
                                                                                    Notional      Appreciation/
FUND                            Contracts          Type         Expiration Date      Amount      (Depreciation)
----                           -----------   ----------------   ---------------   ------------   --------------
AGGRESSIVE ALLOCATION FUND       96 Long       S&P 500 Index       June 2009      $ 18,091,442     $   983,758
                                140 Short    US Treasury Bond      June 2009        17,733,141        (425,296)
ASSET ALLOCATION FUND            806 Long      S&P 500 Index       June 2009       149,744,313       7,992,996
                                 15 Long     US Treasury Bond      June 2009         1,928,330          17,217
                               1,117 Short   US Treasury Bond      June 2009       141,614,375      (3,264,015)
CONSERVATIVE ALLOCATION FUND     99 Long       S&P 500 Index       June 2009        18,656,800       1,014,499
                                154 Short    US Treasury Bond      June 2009        19,501,836        (472,446)

                    Wells Fargo Advantage Allocation Funds 57


                          Notes to Financial Statements

                                                                                          Net Unrealized
                                                                             Notional      Appreciation/
FUND                      Contracts         Type         Expiration Date      Amount      (Depreciation)
----                      ---------   ----------------   ---------------   ------------   --------------
GROWTH BALANCED FUND      523 Long      S&P 500 Index       June 2009      $ 98,560,671     $ 5,359,429
                          800 Short   US Treasury Bond      June 2009       101,461,472      (2,301,028)
MODERATED BALANCED FUND   152 Long      S&P 500 Index       June 2009        28,644,784       1,557,616
                          224 Short   US Treasury Bond      June 2009        28,373,026        (680,474)

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Asset Allocation Fund, for which net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2009.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: May 31, 2006; May 31, 2007; May 31, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

At September 30, 2008, the Funds' prior fiscal year-end, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                           Capital Loss
FUND                    Expiration Year   Carryforwards
----                    ---------------   -------------
ASSET ALLOCATION FUND         2016          $4,414,660

At September 30, 2008, current year deferred post-October losses, which will be treated for tax purposes on the fiscal day of the succeeding year, were:

                             Deferred Post-October
FUND                              Capital Loss
----                         ---------------------
AGGRESSIVE ALLOCATION FUND        $ 2,351,058
ASSET ALLOCATION FUND              62,416,406

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or

                    58 Wells Fargo Advantage Allocation Funds


                          Notes to Financial Statements

dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the six-month period ended March 31, 2009, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan, the related collateral and the liability to return the collateral at March 31, 2009, are shown on the Statements of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of March 31, 2009, the following Fund owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

FUND                    Defaulted SIVs ($Market Value)   % of Net Assets
----                    ------------------------------   ---------------
ASSET ALLOCATION FUND             $4,816,184                   0.82

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

                    Wells Fargo Advantage Allocation Funds 59


                          Notes to Financial Statements

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                      Advisory                                            Subadvisory
                                                     Fees (% of                                           Fees (% of
                                  Average Daily     Average Daily                      Average Daily     Average Daily
FUND                               Net Assets        Net Assets)      Subadviser        Net Assets        Net Assets)
----                           ------------------   -------------   -------------   ------------------   -------------
AGGRESSIVE ALLOCATION FUND      All asset levels        0.250       Wells Capital   First $250 million       0.100
                                                                      Management     Over $250 million       0.050
                                                                     Incorporated
ASSET ALLOCATION FUND          First $500 million       0.650       Wells Capital   First $100 million       0.150
                                Next $500 million       0.600         Management     Next $100 million       0.125
                                  Next $2 billion       0.550        Incorporated    Over $200 million       0.100
                                  Next $2 billion       0.525
                                  Over $5 billion       0.500
CONSERVATIVE ALLOCATION FUND    All asset levels        0.250       Wells Capital   First $250 million       0.100
                                                                      Management     Over $250 million       0.050
                                                                     Incorporated
GROWTH BALANCED FUND            All asset levels        0.250       Wells Capital   First $250 million       0.100
                                                                      Management     Over $250 million       0.050
                                                                     Incorporated
MODERATE BALANCED FUND          All asset levels        0.250       Wells Capital   First $250 million       0.100
                                                                      Management     Over $250 million       0.050
                                                                     Incorporated

For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                         Administration Fees
                        Average Daily       (% of Average
                         Net Assets       Daily Net Assets)
                      ----------------   -------------------
Fund Level            First $5 billion           0.05
                       Next $5 billion           0.04
                      Over $10 billion           0.03
Class Level
Class A               All asset levels           0.28
Class B               All asset levels           0.28
Class C               All asset levels           0.28
Administrator Class   All asset levels           0.10

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

                    60 Wells Fargo Advantage Allocation Funds


                          Notes to Financial Statements

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                          % of Average
FUND                    Daily Net Assets
----                    ----------------
ASSET ALLOCATION FUND         0.02

WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                       % Of Average
SHARE CLASS                                          Daily Net Assets
-----------                                          ----------------
Class A, Class B, Class C, and Administrator Class         0.25

For the six-month period ended March 31, 2009, shareholder servicing fees paid were as follows:

                                                              Administrator
FUND                            Class A   Class B   Class C       Class
----                           --------   -------   -------   -------------
AGGRESSIVE ALLOCATION FUND           NA        NA        NA     $  177,388
ASSET ALLOCATION FUND          $739,486   $26,570   $21,732         32,614
CONSERVATIVE ALLOCATION FUND         NA        NA        NA        507,211
GROWTH BALANCED FUND             53,837    25,227     7,796      1,024,035
MODERATE BALANCED FUND            8,725     2,250     1,445        397,167

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Funds, at an annual rate of 0.75% of average daily net assets.

For the six-month period ended March 31, 2009, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds. Net operating expense ratios in effect for the six-month period ended March 31, 2009, were as follows:

                    Wells Fargo Advantage Allocation Funds 61


                         Notes to Financial Statements

                               Net Operating Expense Ratios
                               ----------------------------
FUND*                          Class A   Class B    Class C   Administrator Class
-----                          -------   -------   --------   -------------------
AGGRESSIVE ALLOCATION FUND        NA         NA       NA             1.00%
ASSET ALLOCATION FUND            1.15%     1.90%     1.90%           0.90%
CONSERVATIVE ALLOCATION FUND      NA         NA       NA             0.85%
GROWTH BALANCED FUND             1.20%     1.95%     1.95%           0.95%
MODERATE BALANCED FUND           1.15%     1.90%     1.90%           0.90%

*    The Fund's adviser has committed to waive fees through January 31, 2010.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2008, were as follows:

FUND                            Purchases at Cost   Sales Proceeds
----                            -----------------   --------------
AGGRESSIVE ALLOCATION FUND*        $ 29,292,375      $ 39,535,685
ASSET ALLOCATION FUND               119,808,000       275,491,216
CONSERVATIVE ALLOCATION FUND*        23,050,974        31,028,831
GROWTH BALANCED FUND*               130,736,286       176,290,480
MODERATE BALANCED FUND*              34,829,830        46,873,061

* These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) are parties to a revolving Credit Agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest under the Credit Agreement is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.60%. In addition, under the amended Credit Agreement, the Funds pay a quarterly commitment equal to 0.15% per annum of the credit line.

For the six-month period ended March 31, 2009, there were no borrowings by any of the Allocation Funds under the agreement.

6. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities--an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, and interim periods within those years. As of March 31, 2009, Management is continuing to evaluate the impact, if any, that adoption of SFAS 161 may have on the financial statements.

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly"("FAS 157-4"). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

                   62 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 93.62%
APPAREL & ACCESSORY STORES: 3.94%
     424,200   KOHL'S CORPORATION+                                                                           $    17,952,144
                                                                                                             ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.77%
     141,500   VF CORPORATION                                                                                      8,081,065
                                                                                                             ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.43%
      15,300   NVR INCORPORATED<<                                                                                  6,544,575
                                                                                                             ---------------
BUSINESS SERVICES: 8.68%
     144,000   FISERV INCORPORATED+<<                                                                              5,250,240
     247,000   MANPOWER INCORPORATED                                                                               7,787,910
     708,400   MICROSOFT CORPORATION                                                                              13,013,308
     577,800   OMNICOM GROUP INCORPORATED                                                                         13,520,520
                                                                                                                  39,571,978
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 13.43%
     349,400   AVERY DENNISON CORPORATION                                                                          7,805,596
     387,000   AVON PRODUCTS INCORPORATED                                                                          7,442,010
     259,600   COLGATE-PALMOLIVE COMPANY                                                                          15,311,208
     176,000   HENKEL KGAA ADR                                                                                     4,400,000
     355,900   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED<<                                                  10,840,714
     293,400   JOHNSON & JOHNSON                                                                                  15,432,840
                                                                                                                  61,232,368
                                                                                                             ---------------
COMMUNICATIONS: 3.00%
     785,000   VODAFONE GROUP PLC ADR                                                                             13,674,700
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 4.26%
     446,400   BANK OF AMERICA CORPORATION                                                                         3,044,448
     211,500   JPMORGAN CHASE & COMPANY                                                                            5,621,670
     350,200   STATE STREET CORPORATION                                                                           10,779,156
                                                                                                                  19,445,274
                                                                                                             ---------------
EATING & DRINKING PLACES: 5.13%
     314,100   DARDEN RESTAURANTS INCORPORATED                                                                    10,761,066
     231,800   MCDONALD'S CORPORATION                                                                             12,649,326
                                                                                                                  23,410,392
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 5.52%
   2,140,000   FLEXTRONICS INTERNATIONAL LIMITED+                                                                  6,184,600
     731,500   GENERAL ELECTRIC COMPANY<<                                                                          7,395,465
     527,100   MOLEX INCORPORATED CLASS A                                                                          6,662,544
     446,200   TYCO ELECTRONICS LIMITED                                                                            4,926,048
                                                                                                                  25,168,657
                                                                                                             ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.93%
     285,200   ILLINOIS TOOL WORKS INCORPORATED                                                                    8,798,420
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 2.26%
     230,300   DIAGEO PLC ADR<<                                                                                   10,305,925
                                                                                                             ---------------
HEALTH SERVICES: 2.40%
     347,300   CARDINAL HEALTH INCORPORATED                                                                       10,933,004
                                                                                                             ---------------
HOLDING & OTHER INVESTMENT OFFICES: 2.01%
       3,250   BERKSHIRE HATHAWAY INCORPORATED CLASS B+<<                                                          9,165,000
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 63


              Portfolio of Investments--March 31, 2009 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.33%
     297,000   Diebold Incorporated                                                                          $     6,340,950
     372,900   Dover Corporation                                                                                   9,837,102
     200,600   Eaton Corporation                                                                                   7,394,116
     422,000   Pitney Bowes Incorporated<<                                                                         9,853,700
                                                                                                                  33,425,868
                                                                                                             ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.52%
     523,400   Willis Group Holdings Limited                                                                      11,514,800
                                                                                                             ---------------
INSURANCE CARRIERS: 4.59%
     489,200   Allstate Corporation<<                                                                              9,368,180
     170,300   Axis Capital Holdings Limited                                                                       3,838,562
     715,500   Old Republic International Corporation                                                              7,741,710
                                                                                                                  20,948,452
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 6.81%
      75,500   Becton Dickinson & Company                                                                          5,076,620
   1,168,700   Boston Scientific Corporation+                                                                      9,291,165
     351,500   Quest Diagnostics Incorporated                                                                     16,689,220
                                                                                                                  31,057,005
                                                                                                             ---------------
MEDICAL PRODUCTS: 1.10%
      98,100   Baxter International Incorporated                                                                   5,024,682
                                                                                                             ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.31%
     304,500   Tyco International Limited<<                                                                        5,956,020
                                                                                                             ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.71%
     158,200   United Parcel Service Incorporated Class B                                                          7,786,604
                                                                                                             ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.23%
     747,600   American Express Company                                                                           10,189,788
                                                                                                             ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.85%
     325,200   Exxon Mobil Corporation                                                                            22,146,120
                                                                                                             ---------------
PRIMARY METAL INDUSTRIES: 1.00%
     168,900   Hubbell Incorporated Class B                                                                        4,553,544
                                                                                                             ---------------
TRAVEL & RECREATION: 2.17%
     457,500   Carnival Corporation+                                                                               9,882,000
                                                                                                             ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.24%
     221,200   Kimberly-Clark Corporation                                                                         10,199,532
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $671,204,202)                                                                          426,967,917
                                                                                                             ---------------
PREFERRED STOCKS: 1.47%
     246,900   Henkel KGaA ADR Preferred                                                                           6,690,990
TOTAL PREFERRED STOCKS (COST $11,143,238)                                                                          6,690,990
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 7.42%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.47%
   1,679,861   AIM STIT-Liqud Assets Portfolio                                                                     1,679,861
   1,679,861   BlackRock Liquidity Funds TempFund Porfolio                                                         1,679,861
   1,679,861   Dreyfus Cash Management Fund Institutional                                                          1,679,861
   1,679,861   DWS Money Market Series Institutional                                                               1,679,861
                                                                                                                   6,719,444
                                                                                                             ---------------

                   64 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS: 5.95%
$    409,722   ABN AMRO BANK NV (CHICAGO)                                              2.06%    04/01/2009   $       409,722
     232,176   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.55     04/03/2009           232,176
     409,722   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.75     04/09/2009           409,722
      13,657   AMSTEL FUNDING CORPORATION++                                            1.50     04/06/2009            13,655
     478,009   AMSTERDAM FUNDING CORPORATION++                                         0.50     04/22/2009           477,870
      27,315   ANTALIS US FUNDING CORPORATION++                                        0.50     04/01/2009            27,315
     539,468   ANTALIS US FUNDING CORPORATION++(p)                                     0.68     04/21/2009           539,264
     587,269   BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38     04/01/2009           587,269
   1,529,630   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,529,641)                  0.25     04/01/2009         1,529,630
     177,546   BANK OF IRELAND                                                         0.60     04/01/2009           177,546
   3,742,130   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
               VALUE $3,742,161)                                                       0.30     04/01/2009         3,742,130
     177,546   BNP PARIBAS (PARIS)                                                     0.30     04/01/2009           177,546
     546,296   BRYANT BANK FUNDING LLC++(p)                                            0.47     04/20/2009           546,161
     587,269   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50     04/01/2009           587,269
     204,861   CALYON (LONDON)                                                         0.45     04/01/2009           204,861
     368,750   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60     04/08/2009           368,707
     576,459   CHEYNE FINANCe LLC+++/-####(a)(i)                                       0.00     02/25/2008             9,512
     443,815   CHEYNE FINANCe LLC+++/-####(a)(i)                                       0.00     05/19/2008             7,323
     382,407   CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85     04/01/2009           382,407
     122,917   CLIPPER RECEIVABLES CORPORATION++                                       0.85     04/03/2009           122,911
      36,465   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               2.25     10/01/2038            36,465
     245,833   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            3.50     12/15/2037           245,833
     655,556   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85     04/01/2009           655,556
     518,981   E.ON AG++                                                               0.60     04/22/2009           518,800
     136,574   EBBETS FUNDING LLC++                                                    0.60     04/06/2009           136,563
     204,861   EBBETS FUNDING LLC++                                                    0.60     04/07/2009           204,841
     102,431   EDISON ASSET SECURITIZATION LLC++(p)                                    0.50     04/21/2009           102,402
      27,315   ELYSIAN FUNDING LLC++                                                   0.55     04/06/2009            27,313
      54,630   ELYSIAN FUNDING LLC++                                                   0.60     04/01/2009            54,630
     136,574   ELYSIAN FUNDING LLC++                                                   0.60     04/07/2009           136,560
     239,005   ERASMUS CAPITAL CORPORATION++                                           0.50     04/06/2009           238,988
      68,287   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.50     04/21/2009            68,268
     409,722   GEMINI SECURITIZATION INCORPORATED++                                    0.55     04/14/2009           409,641
     740,300   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $740,303)                    0.17     04/01/2009           740,300
      40,972   GRAMPIAN FUNDING LLC++                                                  0.58     04/06/2009            40,969
   2,101,904   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009           753,323
      22,535   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   2.75     11/01/2042            22,535
      27,315   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      1.00     01/01/2018            27,315
   1,365,741   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,365,750)                  0.24     04/01/2009         1,365,741
      40,972   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  1.00     04/15/2025            40,972
     409,722   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88     04/08/2009           409,653
     174,269   LLOYDS TSB BANK PLC                                                     0.50     04/06/2009           174,256
     282,845   LLOYDS TSB BANK PLC                                                     0.50     04/09/2009           282,813
      10,926   LLOYDS TSB BANK PLC                                                     0.50     04/14/2009            10,924
     409,722   LMA AMERICAS LLC++                                                      0.57     04/29/2009           409,541
     478,009   MATCHPOINT MASTER TRUST++                                               0.43     04/27/2009           477,861
      58,727   MISSISSIPPI STATE GO+/-ss                                               5.00     11/01/2028            58,727
     177,546   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MONEY MARKET SECURITIES (MATURITY VALUE $177,549)                       0.66     04/01/2009           177,546
     546,296   NATIXIS                                                                 0.38     04/02/2009           546,296
      27,315   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                3.75     01/01/2018            27,315
     177,546   NORDEA BANK AB                                                          0.30     04/01/2009           177,546
     172,083   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/15/2009           172,047
     245,833   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/20/2009           245,762
     273,148   ROMULUS FUNDING CORPORATION++                                           0.90     04/24/2009           272,991

                   Wells Fargo Advantage Master Portfolios 65


              Portfolio of Investments--March 31, 2009 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (Continued)
$    136,574   ROMULUS FUNDING CORPORATION++(p)                                        1.00%    04/22/2009   $       136,494
     409,722   SANPAOLO IMI US FINANCIAL COMPANY                                       0.49     04/21/2009           409,611
     478,009   SOCIETE GENERALE NY                                                     1.05     04/27/2009           478,233
     494,398   STARBIRD FUNDING CORPORATION++                                          0.60     04/30/2009           494,159
     136,574   STATE STREET CORPORATION                                                0.40     04/01/2009           136,574
     409,722   SURREY FUNDING CORPORATION++(p)                                         0.55     04/06/2009           409,691
     546,296   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53     04/20/2009           546,143
     478,009   TICONDEROGA MASTER FUNDING LIMITED++                                    0.45     04/28/2009           477,848
     478,009   TULIP FUNDING CORPORATION++(p)                                          0.50     04/15/2009           477,916
     505,324   UBS FINANCE (DELAWARE) LLC                                              0.55     04/23/2009           505,154
     478,009   UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70     04/27/2009           477,768
     204,861   VERSAILLES CP LLC++                                                     0.60     04/01/2009           204,861
     799,316   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.38     07/28/2008           367,685
     464,172   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.41     08/07/2008           213,519
     568,724   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.19     04/03/2008           261,613
     923,142   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.20     02/15/2008           424,645
     890,296   WHITE PINE FINANCE LLC+++/-####(a)(i)                                   1.15     02/22/2008           744,822
      81,944   WINDMILL FUNDING CORPORATION++                                          0.40     04/03/2009            81,940
     464,352   WINDMILL FUNDING CORPORATION++(p)                                       0.50     04/24/2009           464,204
                                                                                                                  27,136,169
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $35,288,128)                                                        33,855,613
                                                                                                             ---------------

  SHARES
------------
SHORT-TERM INVESTMENTS: 5.17%
  23,550,449   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       23,550,449
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $23,550,449)                                                                   23,550,449
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $741,186,017)*                                                                 107.68%                 $   491,064,969
OTHER ASSETS AND LIABILITIES, NET                                                     (7.68)                     (35,010,140)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   456,054,829
                                                                                     ------                  ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.


+++  Short-term security of an affiliate of the Fund with a cost of $23,550,449.

* Cost for federal income tax purposes is $743,650,716 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $   4,354,608
Gross unrealized depreciation                 (256,940,355)
                                             -------------
Net unrealized appreciation (depreciation)   $(252,585,747)

The accompanying notes are an integral part of these financial statements.

                   66 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

DISCIPLINED GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 95.79%

AGRICULTURAL SERVICES: 1.78%
      21,100   COMPASS MINERALS INTERNATIONAL INCORPORATED<<                                                 $     1,189,407
                                                                                                             ---------------
BIOPHARMACEUTICALS: 3.89%
      20,460   CEPHALON INCORPORATED<<+                                                                            1,393,326
      26,000   GILEAD SCIENCES INCORPORATED+                                                                       1,204,320

                                                                                                                   2,597,646
                                                                                                             ---------------
BUSINESS SERVICES: 13.36%
      53,500   BMC SOFTWARE INCORPORATED+                                                                          1,765,500
      75,600   CA INCORPORATED                                                                                     1,331,316
      36,035   GLOBAL PAYMENTS INCORPORATED<<                                                                      1,203,929
       8,100   MASTERCARD INCORPORATED CLASS A                                                                     1,356,588
      94,100   RED HAT INCORPORATED+                                                                               1,678,744
     106,500   SYMANTEC CORPORATION<<+                                                                             1,591,110

                                                                                                                   8,927,187
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 12.47%
      29,700   ABBOTT LABORATORIES                                                                                 1,416,690
      66,900   BRISTOL-MYERS SQUIBB COMPANY                                                                        1,466,448
      24,800   CHURCH & DWIGHT COMPANY INCORPORATED<<                                                              1,295,304
      23,900   COLGATE-PALMOLIVE COMPANY                                                                           1,409,622
      23,500   PROCTER & GAMBLE COMPANY                                                                            1,106,615
      47,100   SCOTTS MIRACLE-GRO COMPANY<<                                                                        1,634,370

                                                                                                                   8,329,049
                                                                                                             ---------------
COMMUNICATIONS: 2.20%
      48,300   AMERICAN TOWER CORPORATION CLASS A+                                                                 1,469,769
                                                                                                             ---------------
EATING & DRINKING PLACES: 4.98%
     126,300   BRINKER INTERNATIONAL INCORPORATED                                                                  1,907,130
      26,000   MCDONALD'S CORPORATION                                                                              1,418,820

                                                                                                                   3,325,950
                                                                                                             ---------------
EDUCATIONAL SERVICES: 4.73%
      21,100   APOLLO GROUP INCORPORATED CLASS A+                                                                  1,652,763
      12,400   ITT EDUCATIONAL SERVICES INCORPORATED<<+                                                            1,505,608

                                                                                                                   3,158,371
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.84%
      32,100   PG&E CORPORATION                                                                                    1,226,862
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT: 3.14%
      35,900   HARRIS CORPORATION                                                                                  1,038,946
      25,630   SOHU.COM INCORPORATED<<+                                                                            1,058,775

                                                                                                                   2,097,721
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 5.93%
      48,200   ACCENTURE LIMITED CLASS A                                                                           1,325,018
      31,000   GEN-PROBE INCORPORATED+                                                                             1,412,980
      65,600   SAIC INCORPORATED+                                                                                  1,224,752

                                                                                                                   3,962,750
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 1.63%
      21,100   PEPSICO INCORPORATED                                                                                1,086,228
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 67


              Portfolio of Investments--March 31, 2009 (Unaudited)

DISCIPLINED GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
GENERAL MERCHANDISE STORES: 7.07%
      47,100   BJ'S WHOLESALE CLUB INCORPORATED+                                                             $     1,506,729
      48,300   FAMILY DOLLAR STORES INCORPORATED                                                                   1,611,771
      30,800   WAL-MART STORES INCORPORATED                                                                        1,604,680

                                                                                                                   4,723,180
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.30%
      44,600   HEWLETT-PACKARD COMPANY                                                                             1,429,876
      14,900   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                         1,443,661

                                                                                                                   2,873,537
                                                                                                             ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.25%
      66,900   UNUMPROVIDENT CORPORATION                                                                             836,250
                                                                                                             ---------------
INSURANCE CARRIERS: 0.86%
      29,700   AFLAC INCORPORATED                                                                                    574,992
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS: 5.92%
      23,500   BECTON DICKINSON & COMPANY                                                                          1,580,140
      24,800   RAYTHEON COMPANY                                                                                      965,712
      39,600   THERMO FISHER SCIENTIFIC INCORPORATED+                                                              1,412,532

                                                                                                                   3,958,384
                                                                                                             ---------------
MEDICAL EQUIPMENT & SUPPLIES: 2.49%
      45,800   ST. JUDE MEDICAL INCORPORATED+                                                                      1,663,914
                                                                                                             ---------------
MEDICAL MANAGEMENT SERVICES: 1.88%
      27,200   EXPRESS SCRIPTS INCORPORATED+                                                                       1,255,824
                                                                                                             ---------------
MEDICAL PRODUCTS: 2.04%
      26,600   BAXTER INTERNATIONAL INCORPORATED                                                                   1,362,452
                                                                                                             ---------------
MISCELLANEOUS SERVICES: 2.01%
      17,485   D&B CORPORATION                                                                                     1,346,345
                                                                                                             ---------------
PAPER & ALLIED PRODUCTS: 1.00%
      45,800   PACTIV CORPORATION+                                                                                   668,222
                                                                                                             ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 5.52%
      22,300   EXXON MOBIL CORPORATION                                                                             1,518,630
      31,000   SUNOCO INCORPORATED<<                                                                                 820,880
     100,300   TESORO PETROLEUM CORPORATION<<                                                                      1,351,041

                                                                                                                   3,690,551
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.65%
      74,800   KNIGHT CAPITAL GROUP INCORPORATED CLASS A<<+                                                        1,102,552
                                                                                                             ---------------
TRANSPORTATION BY AIR: 0.63%
     132,500   AMR CORPORATION<<+                                                                                    422,675
                                                                                                             ---------------
TRANSPORTATION EQUIPMENT: 1.54%
      24,800   GENERAL DYNAMICS CORPORATION                                                                        1,031,432
                                                                                                             ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.68%
      45,800   OMNICARE INCORPORATED                                                                               1,121,643
                                                                                                             ---------------

TOTAL COMMON STOCKS (COST $72,130,404)                                                                            64,002,893
                                                                                                             ---------------

                   68 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

DISCIPLINED GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COLLATERAL FOR SECURITIES LENDING: 18.11%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.72%
     620,477   AIM STIT-LIQUID ASSETS PORTFOLIO                                                              $       620,477
     620,477   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                          620,477
     620,477   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                            620,477
     620,477   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                 620,477

                                                                                                                   2,481,908
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 14.39%
$    151,336   ABN AMRO BANK NV (CHICAGO)                                              2.06%    04/01/2009           151,336
      85,757   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.55     04/03/2009            85,757
     151,336   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.75     04/09/2009           151,336
       5,045   AMSTEL FUNDING CORPORATION++                                            1.50     04/06/2009             5,043
     176,559   AMSTERDAM FUNDING CORPORATION++                                         0.50     04/22/2009           176,507
      10,089   ANTALIS US FUNDING CORPORATION++                                        0.50     04/01/2009            10,089
     199,259   ANTALIS US FUNDING CORPORATION++(p)                                     0.68     04/21/2009           199,184
     216,915   BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38     04/01/2009           216,915
     564,987   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $564,991)              0.25     04/01/2009           564,987
      65,579   BANK OF IRELAND                                                         0.60     04/01/2009            65,579
   1,382,201   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $1,382,213)                                          0.30     04/01/2009         1,382,201
      65,579   BNP PARIBAS (PARIS)                                                     0.30     04/01/2009            65,579
     201,781   BRYANT BANK FUNDING LLC++(p)                                            0.47     04/20/2009           201,731
     216,915   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50     04/01/2009           216,915
      75,668   CALYON (LONDON)                                                         0.45     04/01/2009            75,668
     136,202   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60     04/08/2009           136,186
     128,570   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008             2,121
      98,986   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008             1,633
     141,247   CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85     04/01/2009           141,247
      45,401   CLIPPER RECEIVABLES CORPORATION++                                       0.85     04/03/2009            45,399
      13,469   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               2.25     10/01/2038            13,469
      90,802   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            3.50     12/15/2037            90,802
     242,137   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85     04/01/2009           242,137
     191,692   E.ON AG++                                                               0.60     04/22/2009           191,625
      50,445   EBBETS FUNDING LLC++                                                    0.60     04/06/2009            50,441
      75,668   EBBETS FUNDING LLC++                                                    0.60     04/07/2009            75,660
      37,834   EDISON ASSET SECURITIZATION LLC++(p)                                    0.50     04/21/2009            37,823
      10,089   ELYSIAN FUNDING LLC++                                                   0.55     04/06/2009            10,088
      20,178   ELYSIAN FUNDING LLC++                                                   0.60     04/01/2009            20,178
      50,445   ELYSIAN FUNDING LLC++                                                   0.60     04/07/2009            50,440
      88,279   ERASMUS CAPITAL CORPORATION++                                           0.50     04/06/2009            88,273
      25,223   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.50     04/21/2009            25,216
     151,336   GEMINI SECURITIZATION INCORPORATED++                                    0.55     04/14/2009           151,306
     273,439   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $273,440)                 0.17     04/01/2009           273,439
      15,134   GRAMPIAN FUNDING LLC++                                                  0.58     04/06/2009            15,132
     468,796   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009           168,017
       8,323   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   2.75     11/01/2042             8,323
      10,089   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      1.00     01/01/2018            10,089
     504,453   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $504,456)                 0.24     04/01/2009           504,453
      15,134   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  1.00     04/15/2025            15,134
     151,336   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88     04/08/2009           151,310

                   Wells Fargo Advantage Master Portfolios 69


              Portfolio of Investments--March 31, 2009 (Unaudited)

DISCIPLINED GROWTH PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     64,368   LLOYDS TSB BANK PLC                                                     0.50%    04/06/2009   $        64,364
     104,472   LLOYDS TSB BANK PLC                                                     0.50     04/09/2009           104,461
       4,036   LLOYDS TSB BANK PLC                                                     0.50     04/14/2009             4,035
     151,336   LMA AMERICAS LLC++                                                      0.57     04/29/2009           151,269
     176,559   MATCHPOINT MASTER TRUST++                                               0.43     04/27/2009           176,504
      21,691   MISSISSIPPI STATE GO+/-ss                                               5.00     11/01/2028            21,691
      65,579   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $65,580)                     0.66     04/01/2009            65,579
     201,781   NATIXIS                                                                 0.38     04/02/2009           201,781
      10,089   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                3.75     01/01/2018            10,089
      65,579   NORDEA BANK AB                                                          0.30     04/01/2009            65,579
      63,561   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/15/2009            63,547
      90,802   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/20/2009            90,775
     100,891   ROMULUS FUNDING CORPORATION++                                           0.90     04/24/2009           100,833
      50,445   ROMULUS FUNDING CORPORATION++(p)                                        1.00     04/22/2009            50,416
     151,336   SANPAOLO IMI US FINANCIAL COMPANY                                       0.49     04/21/2009           151,295
     176,559   SOCIETE GENERALE NY                                                     1.05     04/27/2009           176,641
     182,612   STARBIRD FUNDING CORPORATION++                                          0.60     04/30/2009           182,524
      50,445   STATE STREET CORPORATION                                                0.40     04/01/2009            50,445
     151,336   SURREY FUNDING CORPORATION++(p)                                         0.55     04/06/2009           151,324
     201,781   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53     04/20/2009           201,725
     176,559   TICONDEROGA MASTER FUNDING LIMITED++                                    0.45     04/28/2009           176,499
     176,559   TULIP FUNDING CORPORATION++(p)                                          0.50     04/15/2009           176,524
     186,648   UBS FINANCE (DELAWARE) LLC                                              0.55     04/23/2009           186,585
     176,559   UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70     04/27/2009           176,469
      75,668   VERSAILLES CP LLC++                                                     0.60     04/01/2009            75,668
     178,275   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.38     07/28/2008            82,006
     103,526   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.41     08/07/2008            47,622
     126,845   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.19     04/03/2008            58,349
     205,892   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.20     02/15/2008            94,710
     198,566   WHITE PINE FINANCE LLC+++/-####(a)(i)                                   1.15     02/22/2008           166,121
      30,267   WINDMILL FUNDING CORPORATION++                                          0.40     04/03/2009            30,267
     171,514   WINDMILL FUNDING CORPORATION++(p)                                       0.50     04/24/2009           171,458

                                                                                                                   9,615,923
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,411,761)                                                        12,097,831
                                                                                                             ---------------

                   70 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

DISCIPLINED GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
SHORT-TERM INVESTMENTS: 4.91%
   3,278,680   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                  $     3,278,680
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,278,680)                                                                     3,278,680
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $87,820,845)*                                                                  118.81%                 $    79,379,404
OTHER ASSETS AND LIABILITIES, NET                                                    (18.81)                     (12,568,624)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $    66,810,780
                                                                                     ------                  ---------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Well Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $3,278,680.

* Cost for federal income tax purposes is $87,843,362 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  3,586,657
Gross unrealized depreciation                 (12,050,616)
                                             ------------
Net unrealized appreciation (depreciation)   $ (8,463,959)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 71


              Portfolio of Investments--March 31, 2009 (Unaudited)

EMERGING GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 99.90%

AMUSEMENT & RECREATION SERVICES: 1.97%
      16,600   BALLY TECHNOLOGIES INCORPORATED+                                                              $       305,772
      43,500   WMS INDUSTRIES INCORPORATED+<<                                                                        909,585

                                                                                                                   1,215,357
                                                                                                             ---------------
APPAREL & ACCESSORY STORES: 0.50%
       9,600   THE BUCKLE INCORPORATED<<                                                                             306,528
                                                                                                             ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.55%
      39,800   TRUE RELIGION APPAREL INCORPORATED+<<                                                                 470,038
      20,200   WARNACO GROUP INCORPORATED+                                                                           484,800

                                                                                                                     954,838
                                                                                                             ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.58%
      19,700   WRIGHT EXPRESS CORPORATION+                                                                           358,934
                                                                                                             ---------------
BIOPHARMACEUTICALS: 3.25%
      42,500   ALEXION PHARMACEUTICALS INCORPORATED+                                                               1,600,550
       6,200   UNITED THERAPEUTICS CORPORATION+<<                                                                    409,758

                                                                                                                   2,010,308
                                                                                                             ---------------
BUSINESS SERVICES: 19.82%
       5,300   ANSYS INCORPORATED+                                                                                   133,030
      46,600   ARIBA INCORPORATED+                                                                                   406,818
      33,800   BANKRATE INCORPORATED+<<                                                                              843,310
      18,600   BLACKBOARD INCORPORATED+<<                                                                            590,364
      30,000   BLUE COAT SYSTEMS INCORPORATED+                                                                       360,300
      23,700   CAPELLA EDUCATION COMPANY+<<                                                                        1,256,100
       9,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                   187,110
      44,800   COMPELLENT TECHNOLOGIES INCORPORATED+                                                                 486,080
      72,100   CONCUR TECHNOLOGIES INCORPORATED+<<                                                                 1,383,599
      73,700   CYBERSOURCE CORPORATION+<<                                                                          1,091,497
      25,400   F5 NETWORKS INCORPORATED+<<                                                                           532,130
       9,400   FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                               469,906
      21,000   LENDER PROCESSING SERVICES INCORPORATED                                                               642,811
      30,300   MEDASSETS INCORPORATED+                                                                               431,775
      31,100   MERCADOLIBRE INCORPORATED+<<                                                                          576,905
      59,600   PROS HOLDINGS INCORPORATED+                                                                           277,140
      13,300   QUALITY SYSTEMS INCORPORATED<<                                                                        601,825
      59,120   RISKMETRICS GROUP INCORPORATED+<<                                                                     844,825
       4,800   SHANDA INTERACTIVE ENTERTAINMENT LIMITED ADR+                                                         189,744
      27,850   VOCUS INCORPORATED+                                                                                   370,127
      47,700   WEBSENSE INCORPORATED+                                                                                572,400

                                                                                                                  12,247,796
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 2.13%
      10,200   EMERGENT BIOSOLUTIONS INCORPORATED+                                                                   137,802
      64,600   MARTEK BIOSCIENCES CORPORATION+<<                                                                   1,178,950

                                                                                                                   1,316,752
                                                                                                             ---------------
COMMUNICATIONS: 5.14%
      57,700   DG FASTCHANNEL INCORPORATED+<<                                                                      1,083,029
      15,400   EQUINIX INCORPORATED+<<                                                                               864,710
      87,700   LOOPNET INCORPORATED+<<                                                                               533,216
      44,300   SYNIVERSE HOLDINGS INCORPORATED+                                                                      698,168

                                                                                                                   3,179,123
                                                                                                             ---------------

                   72 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

EMERGING GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMUNICATIONS EQUIPMENT: 0.31%
       9,600   GENERAL CABLE CORPORATION                                                                     $       190,272
                                                                                                             ---------------
E-COMMERCE/SERVICES: 2.30%
      18,000   PRICELINE.COM INCORPORATED+<<                                                                       1,418,040
                                                                                                             ---------------
EATING & DRINKING PLACES: 3.37%
      63,500   BURGER KING HOLDINGS INCORPORATED                                                                   1,457,325
     124,700   WENDY'S ARBY'S GROUP INCORPORATED                                                                     627,241

                                                                                                                   2,084,566
                                                                                                             ---------------
EDUCATIONAL SERVICES: 5.94%
      24,600   AMERICAN PUBLIC EDUCATION INCORPORATED+<<                                                           1,034,676
      48,400   CORINTHIAN COLLEGES INCORPORATED+<<                                                                   941,380
      95,300   K12 INCORPORATED+                                                                                   1,324,670
       7,300   NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED+<<                                             366,825

                                                                                                                   3,667,551
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.68%
       8,800   CLEAN HARBORS INCORPORATED+                                                                           422,400
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 12.35%
      20,000   BALDOR ELECTRIC COMPANY                                                                               289,800
      18,100   GREATBATCH INCORPORATED+                                                                              350,235
     181,800   HARMONIC INCORPORATED+                                                                              1,181,700
      14,700   MACROVISION SOLUTIONS CORPORATION+                                                                    261,513
     104,100   MONOLITHIC POWER SYSTEMS+                                                                           1,613,550
      16,400   POWELL INDUSTRIES INCORPORATED+                                                                       579,084
      17,100   REGAL-BELOIT CORPORATION                                                                              523,944
      17,600   SOHU.COM INCORPORATED+<<                                                                              727,056
      43,700   SOLERA HOLDINGS INCORPORATED+                                                                       1,082,886
      38,100   SYNAPTICS INCORPORATED+<<                                                                           1,019,556

                                                                                                                   7,629,324
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.78%
       4,000   CORE LABORATORIES NV<<                                                                                292,640
      17,400   MYRIAD GENETICS INCORPORATED+<<                                                                       791,178
      12,700   SEQUENOM INCORPORATED+<<                                                                              180,594
      22,200   TETRA TECH INCORPORATED+                                                                              452,436

                                                                                                                   1,716,848
                                                                                                             ---------------
FOOD STORES: 1.19%
      13,200   PANERA BREAD COMPANY+<<                                                                               737,880
                                                                                                             ---------------
HEALTH SERVICES: 3.48%
       8,500   ATHENAHEALTH INCORPORATED+<<                                                                          204,935
      16,100   CARDIONET INCORPORATED+                                                                               451,766
      94,831   CRYOLIFE INCORPORATED+                                                                                491,225
      36,800   GENOPTIX INCORPORATED+<<                                                                            1,003,904

                                                                                                                   2,151,830
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.75%
      29,200   BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                            443,256
      21,300   IDEX CORPORATION                                                                                      465,831
      15,400   WOODWARD GOVERNOR COMPANY                                                                             172,172

                                                                                                                   1,081,259
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 73


              Portfolio of Investments--March 31, 2009 (Unaudited)

EMERGING GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INSURANCE CARRIERS: 0.65%
      13,300   CATALYST HEALTH SOLUTIONS INCORPORATED+                                                       $       263,606
       5,400   HCC INSURANCE HOLDINGS INCORPORATED                                                                   136,026

                                                                                                                     399,632
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 8.47%
      47,800   ABIOMED INCORPORATED+<<                                                                               234,220
      13,700   AXSYS TECHNOLOGIES INCORPORATED+                                                                      575,948
      19,800   BADGER METER INCORPORATED<<                                                                           572,022
      65,300   BRUKER BIOSCIENCES CORPORATION+                                                                       402,248
      11,900   CONMED CORPORATION+                                                                                   171,479
      62,100   ICON PLC ADR+                                                                                       1,002,915
      56,800   MASIMO CORPORATION+                                                                                 1,646,064
       4,500   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                            230,985
       6,200   NEOGEN CORPORATION+                                                                                   135,346
      10,200   THORATEC CORPORATION+<<                                                                               262,038

                                                                                                                   5,233,265
                                                                                                             ---------------
MEDICAL EQUIPMENT & SUPPLIES: 2.03%
      25,400   CONCEPTUS INCORPORATED+<<                                                                             298,450
      30,560   NUVASIVE INCORPORATED+<<                                                                              958,973

                                                                                                                   1,257,423
                                                                                                             ---------------
MEDICAL PRODUCTS: 1.32%
      10,800   ILLUMINA INCORPORATED+<<                                                                              402,192
      28,300   VOLCANO CORPORATION+                                                                                  411,765

                                                                                                                     813,957
                                                                                                             ---------------
MISCELLANEOUS RETAIL: 0.29%
      12,700   DICK'S SPORTING GOODS INCORPORATED+<<                                                                 181,229
                                                                                                             ---------------
OIL & GAS EXTRACTION: 4.74%
      61,800   ARENA RESOURCES INCORPORATED+                                                                       1,574,664
      12,700   CNX GAS CORPORATION+                                                                                  301,117
      25,500   COMSTOCK RESOURCES INCORPORATED+                                                                      759,900
      15,300   GOODRICH PETROLEUM CORPORATION+<<                                                                     296,208

                                                                                                                   2,931,889
                                                                                                             ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.41%
      78,700   MSCI INCORPORATED+                                                                                  1,330,817
      28,300   VISTAPRINT LIMITED+                                                                                   777,967

                                                                                                                   2,108,784
                                                                                                             ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.36%
       6,800   WEST PHARMACEUTICAL SERVICES INCORPORATED                                                             223,108
                                                                                                             ---------------
SOCIAL SERVICES: 0.83%
      26,900   ALMOST FAMILY INCORPORATED+<<                                                                         513,521
                                                                                                             ---------------
SOFTWARE: 1.75%
      60,100   EPIQ SYSTEMS INCORPORATED+<<                                                                        1,083,603
                                                                                                             ---------------
WATER TRANSPORTATION: 2.12%
      78,200   AEGEAN MARINE PETROLEUM NETWORK INCORPORATED<<                                                      1,309,850
                                                                                                             ---------------

                   74 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

EMERGING GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.96%
      25,900   AIRGAS INCORPORATED                                                                           $       875,679
       9,300   TRACTOR SUPPLY COMPANY+<<                                                                             335,358

                                                                                                                   1,211,037
                                                                                                             ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.88%
      68,400   LKQ CORPORATION+                                                                                      976,068
      32,800   OMNICARE INCORPORATED                                                                                 803,270
                                                                                                                   1,779,338
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $70,892,313)                                                                            61,736,242
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 38.14%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 7.83%
   1,209,401   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    1,209,401
   1,209,401   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        1,209,401
   1,209,401   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          1,209,401
   1,209,401   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               1,209,401

                                                                                                                   4,837,604
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 30.31%
$    294,976   ABN AMRO BANK NV (CHICAGO)                                              2.06%    04/01/2009           294,976
     167,153   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.55     04/03/2009           167,153
     294,976   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.75     04/09/2009           294,976
       9,833   AMSTEL FUNDING CORPORATION++                                            1.50     04/06/2009             9,830
     344,139   AMSTERDAM FUNDING CORPORATION++                                         0.50     04/22/2009           344,038
      19,665   ANTALIS US FUNDING CORPORATION++                                        0.50     04/01/2009            19,665
     388,385   ANTALIS US FUNDING CORPORATION++(p)                                     0.68     04/21/2009           388,238
     422,799   BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38     04/01/2009           422,799
   1,101,243   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,101,251)               0.25     04/01/2009         1,101,243
     127,823   BANK OF IRELAND                                                         0.60     04/01/2009           127,823
   2,694,113   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $2,694,135)                                          0.30     04/01/2009         2,694,113
     127,823   BNP PARIBAS (PARIS)                                                     0.30     04/01/2009           127,823
     393,301   BRYANT BANK FUNDING LLC++(p)                                            0.47     04/20/2009           393,204
     422,799   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50     04/01/2009           422,799
     147,488   CALYON (LONDON)                                                         0.45     04/01/2009           147,488
     265,478   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60     04/08/2009           265,447
     248,878   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008             4,106
     191,611   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008             3,162
     275,311   CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85     04/01/2009           275,311
      88,493   CLIPPER RECEIVABLES CORPORATION++                                       0.85     04/03/2009            88,489
      26,253   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               2.25     10/01/2038            26,253
     176,986   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            3.50     12/15/2037           176,986
     471,961   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85     04/01/2009           471,961
     373,636   E.ON AG++                                                               0.60     04/22/2009           373,505
      98,325   EBBETS FUNDING LLC++                                                    0.60     04/06/2009            98,317
     147,488   EBBETS FUNDING LLC++                                                    0.60     04/07/2009           147,473
      73,744   EDISON ASSET SECURITIZATION LLC++(p)                                    0.50     04/21/2009            73,723
      19,665   ELYSIAN FUNDING LLC++                                                   0.55     04/06/2009            19,664
      39,330   ELYSIAN FUNDING LLC++                                                   0.60     04/01/2009            39,330
      98,325   ELYSIAN FUNDING LLC++                                                   0.60     04/07/2009            98,315

                   Wells Fargo Advantage Master Portfolios 75


              Portfolio of Investments--March 31, 2009 (Unaudited)

EMERGING GROWTH PORTFOLIO

                                                                                    INTEREST     MATURITY
   SHARES      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    172,069   ERASMUS CAPITAL CORPORATION++                                           0.50%    04/06/2009   $       172,057
      49,163   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.50     04/21/2009            49,149
     294,976   GEMINI SECURITIZATION INCORPORATED++                                    0.55     04/14/2009           294,917
     532,972   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $532,975)                 0.17     04/01/2009           532,972
      29,498   GRAMPIAN FUNDING LLC++                                                  0.58     04/06/2009            29,495
     907,466   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009           325,236
      16,224   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   2.75     11/01/2042            16,224
      19,665   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      1.00     01/01/2018            19,665
     983,253   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $983,260)                 0.24     04/01/2009           983,253
      29,498   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  1.00     04/15/2025            29,498
     294,976   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88     04/08/2009           294,926
     125,463   LLOYDS TSB BANK PLC                                                     0.50     04/06/2009           125,454
     203,632   LLOYDS TSB BANK PLC                                                     0.50     04/09/2009           203,609
       7,866   LLOYDS TSB BANK PLC                                                     0.50     04/14/2009             7,865
     294,976   LMA AMERICAS LLC++                                                      0.57     04/29/2009           294,845
     344,139   MATCHPOINT MASTER TRUST++                                               0.43     04/27/2009           344,032
      42,280   MISSISSIPPI STATE GO+/-ss                                               5.00     11/01/2028            42,280
     127,823   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $127,825)                    0.66     04/01/2009           127,823
     393,301   NATIXIS                                                                 0.38     04/02/2009           393,301
      19,665   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                3.75     01/01/2018            19,665
     127,823   NORDEA BANK AB                                                          0.30     04/01/2009           127,823
     123,890   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/15/2009           123,863
     176,986   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/20/2009           176,934
     196,651   ROMULUS FUNDING CORPORATION++                                           0.90     04/24/2009           196,538
      98,325   ROMULUS FUNDING CORPORATION++(p)                                        1.00     04/22/2009            98,268
     294,976   SANPAOLO IMI US FINANCIAL COMPANY                                       0.49     04/21/2009           294,896
     344,139   SOCIETE GENERALE NY                                                     1.05     04/27/2009           344,300
     355,938   STARBIRD FUNDING CORPORATION++                                          0.60     04/30/2009           355,765
      98,325   STATE STREET CORPORATION                                                0.40     04/01/2009            98,325
     294,976   SURREY FUNDING CORPORATION++(p)                                         0.55     04/06/2009           294,953
     393,301   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53     04/20/2009           393,191
     344,139   TICONDEROGA MASTER FUNDING LIMITED++                                    0.45     04/28/2009           344,022
     344,139   TULIP FUNDING CORPORATION++(p)                                          0.50     04/15/2009           344,072
     363,804   UBS FINANCE (DELAWARE) LLC                                              0.55     04/23/2009           363,681
     344,139   UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70     04/27/2009           343,965
     147,488   VERSAILLES CP LLC++                                                     0.60     04/01/2009           147,488
     345,093   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.38     07/28/2008           158,743
     200,399   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.41     08/07/2008            92,184
     245,538   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.19     04/03/2008           112,948
     398,553   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.20     02/15/2008           183,334
     384,372   WHITE PINE FINANCE LLC+++/-####(a)(i)                                   1.15     02/22/2008           321,566
      58,995   WINDMILL FUNDING CORPORATION++                                          0.40     04/03/2009            58,994
     334,306   WINDMILL FUNDING CORPORATION++(p)                                       0.50     04/24/2009           334,197
                                                                                                                  18,734,526
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $24,354,033)                                                        23,572,130
                                                                                                             ---------------

   SHARES
------------
INVESTMENT COMPANIES: 1.52%
      20,400   ISHARES RUSSELL 2000 GROWTH INDEX FUND                                                                937,992

TOTAL INVESTMENT COMPANIES (COST $880,138)                                                                           937,992
                                                                                                             ---------------

                   76 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

EMERGING GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
SHORT-TERM INVESTMENTS: 1.25%
     768,238   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                  $       768,238
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $768,238)                                                                         768,238
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $96,894,722)*                                                                  140.81%                 $    87,014,602
OTHER ASSETS AND LIABILITIES, NET                                                    (40.81)                     (25,217,187)
                                                                                    -------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $    61,797,415
                                                                                    -------                  ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $768,238.

* Cost for federal income tax purposes is $97,922,840 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  3,227,317
Gross unrealized depreciation                 (14,135,555)
                                             ------------
Net unrealized appreciation (depreciation)   $(10,908,238)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 77


              Portfolio of Investments--March 31, 2009 (Unaudited)

EQUITY INCOME PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 99.95%
BUSINESS SERVICES: 3.30%
     116,525   MICROSOFT CORPORATION                                                                         $     2,140,564
      98,400   ORACLE CORPORATION                                                                                  1,778,088
     201,725   SYMANTEC CORPORATION<<+                                                                             3,013,772

                                                                                                                   6,932,424
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 17.15%
      97,750   ABBOTT LABORATORIES                                                                                 4,662,675
      53,047   AIR PRODUCTS & CHEMICALS INCORPORATED                                                               2,983,894
     170,525   BRISTOL-MYERS SQUIBB COMPANY                                                                        3,737,908
      19,125   COLGATE-PALMOLIVE COMPANY                                                                           1,127,993
     107,809   E.I. DU PONT DE NEMOURS & COMPANY                                                                   2,407,375
      98,115   JOHNSON & JOHNSON                                                                                   5,160,849
     311,685   PFIZER INCORPORATED                                                                                 4,245,150
     128,060   PROCTER & GAMBLE COMPANY                                                                            6,030,345
      19,331   ROHM & HAAS COMPANY                                                                                 1,524,056
     107,500   SCHERING-PLOUGH CORPORATION                                                                         2,531,625
      38,700   WYETH                                                                                               1,665,648

                                                                                                                  36,077,518
                                                                                                             ---------------
COMMUNICATIONS: 7.60%
     355,840   AT&T INCORPORATED                                                                                   8,967,168
      17,901   TIME WARNER CABLE INCORPORATED+                                                                       443,950
     217,736   VERIZON COMMUNICATIONS INCORPORATED                                                                 6,575,627
                                                                                                                  15,986,745
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 10.29%
     301,696   BANK OF AMERICA CORPORATION<<                                                                       2,057,567
     192,805   BANK OF NEW YORK MELLON CORPORATION                                                                 5,446,741
     301,440   CITIGROUP INCORPORATED<<+                                                                             762,643
     313,490   JPMORGAN CHASE & COMPANY                                                                            8,332,564
      67,350   STATE STREET CORPORATION                                                                            2,073,033
     203,556   US BANCORP                                                                                          2,973,953

                                                                                                                  21,646,501
                                                                                                             ---------------
EATING & DRINKING PLACES: 1.75%
      67,320   MCDONALD'S CORPORATION                                                                              3,673,652
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 6.41%
      83,166   DOMINION RESOURCES INCORPORATED                                                                     2,577,314
      38,195   FIRSTENERGY CORPORATION                                                                             1,474,327
     118,170   FPL GROUP INCORPORATED<<                                                                            5,994,764
      43,775   MDU RESOURCES GROUP INCORPORATED                                                                      706,529
      92,930   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                        2,738,647

                                                                                                                  13,491,581
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 5.10%
     123,800   CISCO SYSTEMS INCORPORATED+                                                                         2,076,126
     111,475   EMERSON ELECTRIC COMPANY                                                                            3,185,956
     376,694   GENERAL ELECTRIC COMPANY                                                                            3,808,376
     141,695   NOKIA OYJ ADR                                                                                       1,653,581

                                                                                                                  10,724,039
                                                                                                             ---------------

                   78 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

EQUITY INCOME PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.26%
      54,575   COMMERCIAL METALS COMPANY                                                                     $       630,341
      82,460   FORTUNE BRANDS INCORPORATED<<                                                                       2,024,393

                                                                                                                   2,654,734
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 2.83%
      61,562   KRAFT FOODS INCORPORATED CLASS A                                                                    1,372,217
      88,795   PEPSICO INCORPORATED                                                                                4,571,167

                                                                                                                   5,943,384
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 2.33%
     142,195   TARGET CORPORATION                                                                                  4,890,086
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.75%
      62,816   3M COMPANY<<                                                                                        3,123,212
     145,570   HEWLETT-PACKARD COMPANY                                                                             4,666,974
     186,250   INTEL CORPORATION                                                                                   2,803,063
      37,192   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                         3,603,533

                                                                                                                  14,196,782
                                                                                                             ---------------
INSURANCE CARRIERS: 4.76%
     130,305   METLIFE INCORPORATED<<                                                                              2,967,045
      50,800   PRUDENTIAL FINANCIAL INCORPORATED<<                                                                   966,216
     149,650   THE TRAVELERS COMPANIES INCORPORATED                                                                6,081,776

                                                                                                                  10,015,037
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.34%
      41,834   BECTON DICKINSON & COMPANY                                                                          2,812,918
                                                                                                             ---------------
MEDICAL EQUIPMENT & SUPPLIES: 1.35%
      96,475   MEDTRONIC INCORPORATED                                                                              2,843,118
                                                                                                             ---------------
MEDICAL PRODUCTS: 0.93%
      73,275   MERCK & COMPANY INCORPORATED                                                                        1,960,106
                                                                                                             ---------------
MISCELLANEOUS RETAIL: 2.84%
      44,000   COSTCO WHOLESALE CORPORATION<<                                                                      2,038,080
     143,375   CVS CAREMARK CORPORATION                                                                            3,941,379

                                                                                                                   5,979,459
                                                                                                             ---------------
MOTION PICTURES: 1.46%
      71,317   TIME WARNER INCORPORATED                                                                            1,376,412
      93,215   WALT DISNEY COMPANY                                                                                 1,692,784

                                                                                                                   3,069,196
                                                                                                             ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.83%
      86,010   AMERICAN EXPRESS COMPANY                                                                            1,172,316
      47,425   CAPITAL ONE FINANCIAL CORPORATION<<                                                                   580,482

                                                                                                                   1,752,798
                                                                                                             ---------------
OIL & GAS EXTRACTION: 1.66%
      78,100   CHESAPEAKE ENERGY CORPORATION                                                                       1,332,386
     140,075   HALLIBURTON COMPANY                                                                                 2,166,960

                                                                                                                   3,499,346
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 79


              Portfolio of Investments--March 31, 2009 (Unaudited)

EQUITY INCOME PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 14.50%
     138,070   CHEVRON CORPORATION                                                                           $     9,283,827
     152,600   CONOCOPHILLIPS                                                                                      5,975,816
     192,436   EXXON MOBIL CORPORATION                                                                            13,104,892
      80,950   MARATHON OIL CORPORATION                                                                            2,128,176

                                                                                                                  30,492,711
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.11%
      11,272   AMERIPRISE FINANCIAL INCORPORATED                                                                     230,963
                                                                                                             ---------------
TOBACCO PRODUCTS: 0.89%
      52,675   PHILIP MORRIS INTERNATIONAL                                                                         1,874,177
                                                                                                             ---------------
TRANSPORTATION EQUIPMENT: 3.36%
     127,730   HONEYWELL INTERNATIONAL INCORPORATED                                                                3,558,558
      81,700   UNITED TECHNOLOGIES CORPORATION                                                                     3,511,463

                                                                                                                   7,070,021
                                                                                                             ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.15%
     106,125   SYSCO CORPORATION                                                                                   2,419,650
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $272,995,972)                                                                          210,236,946
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 6.71%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.41%
     742,431   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                      742,431
     742,431   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                          742,431
     742,431   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                            742,431
     742,431   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                 742,431

                                                                                                                   2,969,724
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 5.30%
$    181,081   ABN AMRO BANK NV (CHICAGO)                                              2.06%    04/01/2009           181,081
     102,612   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.55     04/03/2009           102,612
     181,081   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.75     04/09/2009           181,081
       6,036   AMSTEL FUNDING CORPORATION++                                            1.50     04/06/2009             6,035
     211,261   AMSTERDAM FUNDING CORPORATION++                                         0.50     04/22/2009           211,199
      12,072   ANTALIS US FUNDING CORPORATION++                                        0.50     04/01/2009            12,072
     238,423   ANTALIS US FUNDING CORPORATION++(p)                                     0.68     04/21/2009           238,333
     259,549   BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38     04/01/2009           259,549
     676,034   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $676,039)                 0.25     04/01/2009           676,034
      78,468   BANK OF IRELAND                                                         0.60     04/01/2009            78,468
   1,653,870   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $1,653,884)                                             0.30     04/01/2009         1,653,870
      78,468   BNP PARIBAS (PARIS)                                                     0.30     04/01/2009            78,468
     241,441   BRYANT BANK FUNDING LLC++(p)                                            0.47     04/20/2009           241,381
     259,549   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50     04/01/2009           259,549
      90,540   CALYON (LONDON)                                                         0.45     04/01/2009            90,540
     162,973   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60     04/08/2009           162,954
      80,647   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008             1,331
      62,090   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008             1,024
     169,009   CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85     04/01/2009           169,009

                         80 Wells Fargo Advantage Master


         Portfolios Portfolio of Investments--March 31, 2009 (Unaudited)

EQUITY INCOME PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     54,324   CLIPPER RECEIVABLES CORPORATION++                                       0.85%    04/03/2009   $        54,322
      16,116   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               2.25     10/01/2038            16,116
     108,648   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            3.50     12/15/2037           108,648
     289,729   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85     04/01/2009           289,729
     229,369   E.ON AG++                                                               0.60     04/22/2009           229,288
      60,360   EBBETS FUNDING LLC++                                                    0.60     04/06/2009            60,355
      90,540   EBBETS FUNDING LLC++                                                    0.60     04/07/2009            90,531
      45,270   EDISON ASSET SECURITIZATION LLC++(p)                                    0.50     04/21/2009            45,258
      12,072   ELYSIAN FUNDING LLC++                                                   0.55     04/06/2009            12,071
      24,144   ELYSIAN FUNDING LLC++                                                   0.60     04/01/2009            24,144
      60,360   ELYSIAN FUNDING LLC++                                                   0.60     04/07/2009            60,354
     105,630   ERASMUS CAPITAL CORPORATION++                                           0.50     04/06/2009           105,623
      30,180   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.50     04/21/2009            30,172
     181,081   GEMINI SECURITIZATION INCORPORATED++                                    0.55     04/14/2009           181,045
     327,182   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $327,184)                 0.17     04/01/2009           327,182
      18,108   GRAMPIAN FUNDING LLC++                                                  0.58     04/06/2009            18,107
     294,057   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009           105,390
       9,959   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   2.75     11/01/2042             9,959
      12,072   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      1.00     01/01/2018            12,072
     603,602   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $603,606)                 0.24     04/01/2009           603,602
      18,108   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  1.00     04/15/2025            18,108
     181,081   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88     04/08/2009           181,050
      77,020   LLOYDS TSB BANK PLC                                                     0.50     04/06/2009            77,014
     125,006   LLOYDS TSB BANK PLC                                                     0.50     04/09/2009           124,992
       4,829   LLOYDS TSB BANK PLC                                                     0.50     04/14/2009             4,828
     181,081   LMA AMERICAS LLC++                                                      0.57     04/29/2009           181,000
     211,261   MATCHPOINT MASTER TRUST++                                               0.43     04/27/2009           211,195
      25,955   MISSISSIPPI STATE GO+/-ss                                               5.00     11/01/2028            25,955
      78,468   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $78,469)                     0.66     04/01/2009            78,468
     241,441   NATIXIS                                                                 0.38     04/02/2009           241,441
      12,072   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                3.75     01/01/2018            12,072
      78,468   NORDEA BANK AB                                                          0.30     04/01/2009            78,468
      76,054   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/15/2009            76,038
     108,648   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/20/2009           108,617
     120,720   ROMULUS FUNDING CORPORATION++                                           0.90     04/24/2009           120,651
      60,360   ROMULUS FUNDING CORPORATION++(p)                                        1.00     04/22/2009            60,325
     181,081   SANPAOLO IMI US FINANCIAL COMPANY                                       0.49     04/21/2009           181,031
     211,261   SOCIETE GENERALE NY                                                     1.05     04/27/2009           211,360
     218,504   STARBIRD FUNDING CORPORATION++                                          0.60     04/30/2009           218,398
      60,360   STATE STREET CORPORATION                                                0.40     04/01/2009            60,360
     181,081   SURREY FUNDING CORPORATION++(p)                                         0.55     04/06/2009           181,067
     241,441   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53     04/20/2009           241,373
     211,261   TICONDEROGA MASTER FUNDING LIMITED++                                    0.45     04/28/2009           211,189
     211,261   TULIP FUNDING CORPORATION++(p)                                          0.50     04/15/2009           211,220
     223,333   UBS FINANCE (DELAWARE) LLC                                              0.55     04/23/2009           223,258
     211,261   UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70     04/27/2009           211,154
      90,540   VERSAILLES CP LLC++                                                     0.60     04/01/2009            90,540
     111,825   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.38     07/28/2008            51,439
      64,938   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.41     08/07/2008            29,871
      79,565   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.19     04/03/2008            36,600
     129,148   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.20     02/15/2008            59,408
     124,553   WHITE PINE FINANCE LLC+++/-####(a)(i)                                   1.15     02/22/2008           104,201

                   Wells Fargo Advantage Master Portfolios 81


              Portfolio of Investments--March 31, 2009 (Unaudited)

EQUITY INCOME PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
$     36,216   WINDMILL FUNDING CORPORATION++                                          0.40%    04/03/2009   $        36,215
     205,225   WINDMILL FUNDING CORPORATION++(p)                                       0.50     04/24/2009           205,159
                                                                                                                  11,152,623
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $14,815,490)                                                        14,122,347
                                                                                                             ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 0.52%
     1,084,979 Wells Fargo Advantage Money Market Trust~+++                                                        1,084,979
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,084,979)                                                                     1,084,979
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $288,896,441)*                                                              107.18%                 $   225,444,272
OTHER ASSETS AND LIABILITIES, NET                                                     (7.18)                     (15,111,761)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   210,332,511
                                                                                     ------                  ---------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $1,084,979.

* Cost for federal income tax purposes is $289,105,012 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 27,433,773
Gross unrealized depreciation                 (91,094,513)
                                             ------------
Net unrealized appreciation (depreciation)   $(63,660,740)

The accompanying notes are an integral part of these financial statements.

                   82 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

EQUITY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 99.30%
APPAREL & ACCESSORY STORES: 0.53%
      50,000   KOHL'S CORPORATION+                                                                           $     2,116,000
                                                                                                             ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.72%
     121,000   VF CORPORATION<<                                                                                    6,910,310
                                                                                                             ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.33%
     130,300   ADVANCE AUTO PARTS INCORPORATED                                                                     5,352,724
                                                                                                             ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.71%
     286,000   D.R. HORTON INCORPORATED                                                                            2,774,200
     180,000   WALTER INDUSTRIES INCORPORATED<<                                                                    4,116,600

                                                                                                                   6,890,800
                                                                                                             ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.65%
     281,300   HOME DEPOT INCORPORATED                                                                             6,627,428
                                                                                                             ---------------
BUSINESS SERVICES: 2.52%
     207,500   CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+                                                          4,608,575
      33,000   MASTERCARD INCORPORATED CLASS A<<                                                                   5,526,840

                                                                                                                  10,135,415
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 18.19%
      39,300   ABBOTT LABORATORIES                                                                                 1,874,610
     268,400   AMGEN INCORPORATED+                                                                                13,291,168
     190,200   BRISTOL-MYERS SQUIBB COMPANY                                                                        4,169,184
     126,000   CELANESE CORPORATION CLASS A                                                                        1,684,620
      70,200   CF INDUSTRIES HOLDINGS INCORPORATED                                                                 4,993,326
      56,700   CLOROX COMPANY                                                                                      2,918,916
     170,100   ELI LILLY & COMPANY                                                                                 5,683,041
     200,000   JOHNSON & JOHNSON                                                                                  10,520,000
     257,000   LIFE TECHNOLOGIES CORPORATION+                                                                      8,347,360
     908,400   PFIZER INCORPORATED                                                                                12,372,408
     260,000   TERRA INDUSTRIES INCORPORATED                                                                       7,303,400

                                                                                                                  73,158,033
                                                                                                             ---------------
COMMUNICATIONS: 6.61%
     497,600   AT&T INCORPORATED                                                                                  12,539,520
     179,000   SHAW COMMUNICATIONS INCORPORATED CLASS B<<                                                          2,711,850
     559,000   SPRINT NEXTEL CORPORATION+                                                                          1,995,630
     309,000   VERIZON COMMUNICATIONS INCORPORATED                                                                 9,331,800

                                                                                                                  26,578,800
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 8.80%
     630,000   BANK OF AMERICA CORPORATION                                                                         4,296,600
     120,800   BANK OF NEW YORK MELLON CORPORATION                                                                 3,412,600
     451,700   JPMORGAN CHASE & COMPANY                                                                           12,006,186
     355,034   STATE STREET CORPORATION                                                                           10,927,947
     324,800   US BANCORP                                                                                          4,745,328

                                                                                                                  35,388,661
                                                                                                             ---------------
EATING & DRINKING PLACES: 1.99%
     129,600   DARDEN RESTAURANTS INCORPORATED                                                                     4,440,096
      65,000   MCDONALD'S CORPORATION                                                                              3,547,050

                                                                                                                   7,987,146
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 83


              Portfolio of Investments--March 31, 2009 (Unaudited)

EQUITY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
ELECTRIC, GAS & SANITARY SERVICES: 3.31%
     278,800   NORTHEAST UTILITIES                                                                           $     6,019,292
     305,000   NRG ENERGY INCORPORATED+                                                                            5,368,000
     136,000   SPECTRA ENERGY CORPORATION                                                                          1,923,040

                                                                                                                  13,310,332
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 0.83%
     363,100   MARVELL TECHNOLOGY GROUP LIMITED+                                                                   3,325,996
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.24%
     267,000   SAIC INCORPORATED+                                                                                  4,984,890
                                                                                                             ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.61%
      97,958   SNAP-ON INCORPORATED                                                                                2,458,746
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 3.31%
     242,600   ARCHER DANIELS MIDLAND COMPANY                                                                      6,739,428
     266,200   COCA-COLA ENTERPRISES INCORPORATED                                                                  3,511,178
     137,000   KRAFT FOODS INCORPORATED CLASS A                                                                    3,053,730

                                                                                                                  13,304,336
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 0.54%
      41,500   WAL-MART STORES INCORPORATED                                                                        2,162,150
                                                                                                             ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.63%
      67,000   BEST BUY COMPANY INCORPORATED<<                                                                     2,543,320
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.94%
      78,800   CUMMINS INCORPORATED                                                                                2,005,460
     460,700   EMC CORPORATION+<<                                                                                  5,251,980
      98,000   SPX CORPORATION                                                                                     4,606,980
     205,000   WESTERN DIGITAL CORPORATION+                                                                        3,964,700

                                                                                                                  15,829,120
                                                                                                             ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 3.92%
     179,200   AON CORPORATION                                                                                     7,314,944
     675,000   UNUMPROVIDENT CORPORATION                                                                           8,437,500

                                                                                                                  15,752,444
                                                                                                             ---------------
INSURANCE CARRIERS: 7.30%
     167,100   AETNA INCORPORATED<<                                                                                4,065,543
     168,000   AFLAC INCORPORATED                                                                                  3,252,480
      51,000   ARCH CAPITAL GROUP LIMITED+                                                                         2,746,860
     301,000   FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                          5,872,510
     257,500   METLIFE INCORPORATED<<                                                                              5,863,275
     118,200   THE TRAVELERS COMPANIES INCORPORATED                                                                4,803,648
     132,000   UNITEDHEALTH GROUP INCORPORATED                                                                     2,762,760

                                                                                                                  29,367,076
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.65%
      66,900   RAYTHEON COMPANY                                                                                    2,605,086
                                                                                                             ---------------
METAL MINING: 2.05%
     216,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B+<<                                              8,231,760
                                                                                                             ---------------
MISCELLANEOUS RETAIL: 1.54%
     226,100   CVS CAREMARK CORPORATION                                                                            6,215,489
                                                                                                             ---------------

                   84 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

EQUITY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
OIL & GAS EXTRACTION: 3.16%
     186,000   NOBLE CORPORATION                                                                             $     4,480,740
     118,700   OCCIDENTAL PETROLEUM CORPORATION                                                                    6,605,655
      63,000   WHITING PETROLEUM CORPORATION+                                                                      1,628,550

                                                                                                                  12,714,945
                                                                                                             ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 11.84%
     209,800   CHEVRON CORPORATION                                                                                14,106,952
     135,000   CONOCOPHILLIPS                                                                                      5,286,600
     226,300   EXXON MOBIL CORPORATION                                                                            15,411,030
      95,500   HESS CORPORATION<<                                                                                  5,176,100
      76,600   MARATHON OIL CORPORATION                                                                            2,013,814
     313,000   VALERO ENERGY CORPORATION                                                                           5,602,700

                                                                                                                  47,597,196
                                                                                                             ---------------
RAILROAD TRANSPORTATION: 0.92%
     109,300   NORFOLK SOUTHERN CORPORATION<<                                                                      3,688,875
                                                                                                             ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.75%
     230,000   HEALTH CARE REIT INCORPORATED<<                                                                     7,035,700
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.34%
     523,400   INVESCO LIMITED                                                                                     7,254,324
     158,800   MORGAN STANLEY                                                                                      3,615,876
     131,700   NASDAQ STOCK MARKET INCORPORATED+                                                                   2,578,686

                                                                                                                  13,448,886
                                                                                                             ---------------
TOBACCO PRODUCTS: 2.42%
     203,100   ALTRIA GROUP INCORPORATED                                                                           3,253,662
     105,000   LORILLARD INCORPORATED                                                                              6,482,700

                                                                                                                   9,736,362
                                                                                                             ---------------
TRANSPORTATION BY AIR: 0.57%
     405,100   DELTA AIR LINES INCORPORATED+                                                                       2,280,712
                                                                                                             ---------------
TRANSPORTATION EQUIPMENT: 0.38%
      37,000   GENERAL DYNAMICS CORPORATION                                                                        1,538,830
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $493,947,112)                                                                          399,277,568
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 10.25%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.11%
   2,123,048   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    2,123,048
   2,123,048   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        2,123,048
   2,123,048   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          2,123,048
   2,123,048   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               2,123,048

                                                                                                                   8,492,192
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 8.14%
$    517,817   ABN AMRO BANK NV (CHICAGO)                                              2.06%    04/01/2009           517,817
     293,429   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.55     04/03/2009           293,429
     517,817   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.75     04/09/2009           517,817
      17,261   AMSTEL FUNDING CORPORATION++                                            1.50     04/06/2009            17,257
     604,119   AMSTERDAM FUNDING CORPORATION++                                         0.50     04/22/2009           603,943
      34,521   ANTALIS US FUNDING CORPORATION++                                        0.50     04/01/2009            34,521

                   Wells Fargo Advantage Master Portfolios 85


              Portfolio of Investments--March 31, 2009 (Unaudited)

EQUITY VALUE PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    681,792   ANTALIS US FUNDING CORPORATION++(p)                                     0.68%    04/21/2009   $       681,534
     742,204   BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38     04/01/2009           742,204
   1,933,182   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,933,195)               0.25     04/01/2009         1,933,182
     224,387   BANK OF IRELAND                                                         0.60     04/01/2009           224,387
   4,729,392   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $4,729,431)                                          0.30     04/01/2009         4,729,392
     224,387   BNP PARIBAS (PARIS)                                                     0.30     04/01/2009           224,387
     690,422   BRYANT BANK FUNDING LLC++(p)                                            0.47     04/20/2009           690,251
     742,204   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50     04/01/2009           742,204
     258,908   CALYON (LONDON)                                                         0.45     04/01/2009           258,908
     466,035   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60     04/08/2009           465,981
     401,062   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008             6,618
     308,777   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008             5,095
     483,296   CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85     04/01/2009           483,296
     155,345   CLIPPER RECEIVABLES CORPORATION++                                       0.85     04/03/2009           155,338
      46,086   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               2.25     10/01/2038            46,086
     310,690   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            3.50     12/15/2037           310,690
     828,507   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85     04/01/2009           828,507
     655,901   E.ON AG++                                                               0.60     04/22/2009           655,671
     172,606   EBBETS FUNDING LLC++                                                    0.60     04/06/2009           172,591
     258,908   EBBETS FUNDING LLC++                                                    0.60     04/07/2009           258,882
     129,454   EDISON ASSET SECURITIZATION LLC++(p)                                    0.50     04/21/2009           129,418
      34,521   ELYSIAN FUNDING LLC++                                                   0.55     04/06/2009            34,518
      69,042   ELYSIAN FUNDING LLC++                                                   0.60     04/01/2009            69,042
     172,606   ELYSIAN FUNDING LLC++                                                   0.60     04/07/2009           172,588
     302,060   ERASMUS CAPITAL CORPORATION++                                           0.50     04/06/2009           302,039
      86,303   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.50     04/21/2009            86,279
     517,817   GEMINI SECURITIZATION INCORPORATED++                                    0.55     04/14/2009           517,714
     935,608   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $935,612)                 0.17     04/01/2009           935,608
      51,782   GRAMPIAN FUNDING LLC++                                                  0.58     04/06/2009            51,777
   1,462,364   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009           524,111
      28,480   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   2.75     11/01/2042            28,480
      34,521   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      1.00     01/01/2018            34,521
   1,726,055   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,726,067)               0.24     04/01/2009         1,726,055
      51,782   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  1.00     04/15/2025            51,782
     517,817   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88     04/08/2009           517,729
     220,245   LLOYDS TSB BANK PLC                                                     0.50     04/06/2009           220,229
     357,466   LLOYDS TSB BANK PLC                                                     0.50     04/09/2009           357,426
      13,808   LLOYDS TSB BANK PLC                                                     0.50     04/14/2009            13,806
     517,817   LMA AMERICAS LLC++                                                      0.57     04/29/2009           517,587
     604,119   MATCHPOINT MASTER TRUST++                                               0.43     04/27/2009           603,932
      74,220   MISSISSIPPI STATE GO+/-ss                                               5.00     11/01/2028            74,220
     224,387   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $224,391)                    0.66     04/01/2009           224,387
     690,422   NATIXIS                                                                 0.38     04/02/2009           690,422
      34,521   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                3.75     01/01/2018            34,521
     224,387   NORDEA BANK AB                                                          0.30     04/01/2009           224,387
     217,483   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/15/2009           217,436
     310,690   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/20/2009           310,600
     345,211   ROMULUS FUNDING CORPORATION++                                           0.90     04/24/2009           345,013
     172,606   ROMULUS FUNDING CORPORATION++(p)                                        1.00     04/22/2009           172,505
     517,817   SANPAOLO IMI US FINANCIAL COMPANY                                       0.49     04/21/2009           517,676
     604,119   SOCIETE GENERALE NY                                                     1.05     04/27/2009           604,403

                   86 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

EQUITY VALUE PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    624,832   STARBIRD FUNDING CORPORATION++                                          0.60%    04/30/2009   $       624,530
     172,606   STATE STREET CORPORATION                                                0.40     04/01/2009           172,606
     517,817   SURREY FUNDING CORPORATION++(p)                                         0.55     04/06/2009           517,777
     690,422   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53     04/20/2009           690,229
     604,119   TICONDEROGA MASTER FUNDING LIMITED++                                    0.45     04/28/2009           603,916
     604,119   TULIP FUNDING CORPORATION++(p)                                          0.50     04/15/2009           604,002
     638,641   UBS FINANCE (DELAWARE) LLC                                              0.55     04/23/2009           638,426
     604,119   UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70     04/27/2009           603,814
     258,908   VERSAILLES CP LLC++                                                     0.60     04/01/2009           258,908
     556,110   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.38     07/28/2008           255,811
     322,940   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.41     08/07/2008           148,552
     395,680   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.19     04/03/2008           182,013
     642,260   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.20     02/15/2008           295,440
     619,408   WHITE PINE FINANCE LLC+++/-####(a)(i)                                   1.15     02/22/2008           518,197
     103,563   WINDMILL FUNDING CORPORATION++                                          0.40     04/03/2009           103,561
     586,859   WINDMILL FUNDING CORPORATION++(p)                                       0.50     04/24/2009           586,671

                                                                                                                  32,714,652
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $42,425,344)                                                        41,206,844
                                                                                                             ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 1.33%
   5,343,968   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        5,343,968
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,343,968)                                                                     5,343,968
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $541,716,424)*                                                                 110.88%                 $   445,828,380
OTHER ASSETS AND LIABILITIES, NET                                                    (10.88)                     (43,762,716)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   402,065,664
                                                                                     ------                  ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $5,343,968.

* Cost for federal income tax purposes is $543,066,936 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $   9,347,082
Gross unrealized depreciation                 (106,585,638)
                                             -------------
Net unrealized appreciation (depreciation)   $ (97,238,556)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 87


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 99.26%

AMUSEMENT & RECREATION SERVICES: 0.04%
      62,032   INTERNATIONAL GAME TECHNOLOGY                                                                 $       571,935
                                                                                                             ---------------
APPAREL & ACCESSORY STORES: 0.37%
      18,280   ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                 435,064
      97,916   GAP INCORPORATED                                                                                    1,271,929
      63,989   KOHL'S CORPORATION+                                                                                 2,708,014
      56,821   LIMITED BRANDS INCORPORATED                                                                           494,343
      33,470   NORDSTROM INCORPORATED<<                                                                              560,623

                                                                                                                   5,469,973
                                                                                                             ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.11%
      11,862   POLO RALPH LAUREN CORPORATION                                                                         501,170
      18,505   VF CORPORATION<<                                                                                    1,056,821

                                                                                                                   1,557,991
                                                                                                             ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.18%
      22,654   AUTONATION INCORPORATED<<+                                                                            314,438
       7,964   AUTOZONE INCORPORATED<<+                                                                            1,295,106
      28,340   O'REILLY AUTOMOTIVE INCORPORATED+                                                                     992,183

                                                                                                                   2,601,727
                                                                                                             ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
      11,683   RYDER SYSTEM INCORPORATED                                                                             330,746
                                                                                                             ---------------
BIOPHARMACEUTICALS: 1.20%
      96,485   CELGENE CORPORATION+                                                                                4,283,934
      14,449   CEPHALON INCORPORATED<<+                                                                              983,977
      56,982   GENZYME CORPORATION+                                                                                3,384,161
     191,296   GILEAD SCIENCES INCORPORATED<<+                                                                     8,860,831

                                                                                                                  17,512,903
                                                                                                             ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.11%
      26,112   CENTEX CORPORATION+                                                                                   195,840
      57,870   D.R. HORTON INCORPORATED                                                                              561,339
      15,806   KB HOME<<                                                                                             208,323
      29,666   LENNAR CORPORATION CLASS A<<                                                                          222,792
      45,070   PULTE HOMES INCORPORATED<<+                                                                           492,615

                                                                                                                   1,680,909
                                                                                                             ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.09%
      27,136   FASTENAL COMPANY<<                                                                                    872,558
     356,038   HOME DEPOT INCORPORATED                                                                             8,388,255
     307,786   LOWE'S COMPANIES INCORPORATED                                                                       5,617,095
      20,675   SHERWIN-WILLIAMS COMPANY                                                                            1,074,480

                                                                                                                  15,952,388
                                                                                                             ---------------
BUSINESS SERVICES: 7.12%
     110,045   ADOBE SYSTEMS INCORPORATED+                                                                         2,353,863
      20,486   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                    981,075
      35,802   AKAMAI TECHNOLOGIES INCORPORATED<<+                                                                   694,559
      47,519   AUTODESK INCORPORATED+                                                                                798,794
     106,024   AUTOMATIC DATA PROCESSING INCORPORATED                                                              3,727,804
      38,774   BMC SOFTWARE INCORPORATED+                                                                          1,279,542

                   88 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
BUSINESS SERVICES (continued)
      82,809   CA INCORPORATED                                                                               $     1,458,266
      37,823   CITRIX SYSTEMS INCORPORATED<<+                                                                        856,313
      61,268   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                 1,273,762
      31,814   COMPUTER SCIENCES CORPORATION+                                                                      1,172,028
      51,787   COMPUWARE CORPORATION<<+                                                                              341,276
      25,660   CONVERGYS CORPORATION+                                                                                207,333
     226,310   EBAY INCORPORATED+                                                                                  2,842,454
      67,580   ELECTRONIC ARTS INCORPORATED+                                                                       1,229,280
      26,559   EQUIFAX INCORPORATED                                                                                  649,368
      40,092   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                   729,674
      32,759   FISERV INCORPORATED+                                                                                1,194,393
      50,319   GOOGLE INCORPORATED CLASS A+                                                                       17,514,031
      38,135   IMS HEALTH INCORPORATED                                                                               475,543
     100,046   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                          412,190
      67,455   INTUIT INCORPORATED<<+                                                                              1,821,285
      37,718   IRON MOUNTAIN INCORPORATED<<+                                                                         836,208
     109,646   JUNIPER NETWORKS INCORPORATED<<+                                                                    1,651,269
      15,213   MASTERCARD INCORPORATED CLASS A                                                                     2,547,873
      32,360   MCAFEE INCORPORATED<<+                                                                              1,084,060
   1,605,602   MICROSOFT CORPORATION                                                                              29,494,909
      26,871   MONSTER WORLDWIDE INCORPORATED+                                                                       218,999
      72,320   NOVELL INCORPORATED+                                                                                  308,083
      65,294   OMNICOM GROUP INCORPORATED                                                                          1,527,880
     805,353   ORACLE CORPORATION                                                                                 14,552,729
      31,784   ROBERT HALF INTERNATIONAL INCORPORATED                                                                566,709
      22,195   SALESFORCE.COM INCORPORATED+                                                                          726,442
     156,385   SUN MICROSYSTEMS INCORPORATED+                                                                      1,144,736
     172,403   SYMANTEC CORPORATION<<+                                                                             2,575,701
      41,426   TOTAL SYSTEM SERVICES INCORPORATED                                                                    572,093
      40,388   VERISIGN INCORPORATED<<+                                                                              762,122
     292,776   YAHOO! INCORPORATED+                                                                                3,750,461

                                                                                                                 104,333,107
                                                                                                             ---------------
CASINO & GAMING: 0.02%
      14,046   WYNN RESORTS LIMITED<<+                                                                               280,499
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 12.93%
     324,523   ABBOTT LABORATORIES                                                                                15,479,747
      44,026   AIR PRODUCTS & CHEMICALS INCORPORATED                                                               2,476,463
     217,127   AMGEN INCORPORATED+                                                                                10,752,129
      23,674   AVERY DENNISON CORPORATION                                                                            528,877
      89,531   AVON PRODUCTS INCORPORATED                                                                          1,721,681
      62,421   BIOGEN IDEC INCORPORATED+                                                                           3,272,109
     415,688   BRISTOL-MYERS SQUIBB COMPANY                                                                        9,111,881
      10,162   CF INDUSTRIES HOLDINGS INCORPORATED                                                                   722,823
      29,194   CLOROX COMPANY<<                                                                                    1,502,907
     105,274   COLGATE-PALMOLIVE COMPANY                                                                           6,209,061
     194,108   DOW CHEMICAL COMPANY                                                                                1,636,330
     189,527   E.I. DU PONT DE NEMOURS & COMPANY                                                                   4,232,138
      15,234   EASTMAN CHEMICAL COMPANY<<                                                                            408,271
      35,215   ECOLAB INCORPORATED                                                                                 1,223,017
     212,333   ELI LILLY & COMPANY                                                                                 7,094,046
      24,369   ESTEE LAUDER COMPANIES INCORPORATED CLASS A<<                                                         600,696
      63,337   FOREST LABORATORIES INCORPORATED+                                                                   1,390,881
      33,521   HOSPIRA INCORPORATED<<+                                                                             1,034,458
      16,525   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                       503,352

                   Wells Fargo Advantage Master Portfolios 89


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
     580,806   JOHNSON & JOHNSON                                                                             $    30,550,396
      51,762   KING PHARMACEUTICALS INCORPORATED+                                                                    365,957
      36,497   LIFE TECHNOLOGIES CORPORATION+                                                                      1,185,423
     115,064   MONSANTO COMPANY                                                                                    9,561,818
      63,986   MYLAN LABORATORIES INCORPORATED<<+                                                                    858,052
   1,416,477   PFIZER INCORPORATED                                                                                19,292,417
      34,488   PPG INDUSTRIES INCORPORATED                                                                         1,272,607
      64,486   PRAXAIR INCORPORATED                                                                                4,339,263
     615,461   PROCTER & GAMBLE COMPANY                                                                           28,982,058
      26,234   ROHM & HAAS COMPANY                                                                                 2,068,289
     341,539   SCHERING-PLOUGH CORPORATION                                                                         8,043,243
      25,646   SIGMA-ALDRICH CORPORATION                                                                             969,162
     279,591   WYETH                                                                                              12,033,597

                                                                                                                 189,423,149
                                                                                                             ---------------
COAL MINING: 0.17%
      37,921   CONSOL ENERGY INCORPORATED                                                                            957,126
      17,953   MASSEY ENERGY COMPANY                                                                                 181,684
      56,145   PEABODY ENERGY CORPORATION                                                                          1,405,871

                                                                                                                   2,544,681
                                                                                                             ---------------
COMMUNICATIONS: 4.80%
      83,388   AMERICAN TOWER CORPORATION CLASS A+                                                                 2,537,497
   1,237,569   AT&T INCORPORATED                                                                                  31,186,739
      21,066   CENTURYTEL INCORPORATED<<                                                                             592,376
     604,921   COMCAST CORPORATION CLASS A                                                                         8,251,122
     111,086   DIRECTV GROUP INCORPORATED<<+                                                                       2,531,650
      29,942   EMBARQ CORPORATION                                                                                  1,133,305
     308,605   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                   1,055,429
      18,932   SCRIPPS NETWORKS INTERACTIVE INCORPORATED<<                                                           426,159
     601,630   SPRINT NEXTEL CORPORATION<<+                                                                        2,147,819
      73,542   TIME WARNER CABLE INCORPORATED+                                                                     1,774,700
     596,507   VERIZON COMMUNICATIONS INCORPORATED                                                                18,014,511
      92,628   WINDSTREAM CORPORATION                                                                                746,582

                                                                                                                  70,397,889
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 5.22%
   1,344,264   BANK OF AMERICA CORPORATION<<                                                                       9,167,878
     241,282   BANK OF NEW YORK MELLON CORPORATION                                                                 6,816,217
     117,450   BB&T CORPORATION<<                                                                                  1,987,254
   1,149,981   CITIGROUP INCORPORATED<<+                                                                           2,909,452
      31,753   COMERICA INCORPORATED                                                                                 581,397
     121,248   FIFTH THIRD BANCORP                                                                                   354,044
      44,314   FIRST HORIZON NATIONAL CORPORATION+                                                                   475,927
     109,689   HUDSON CITY BANCORP INCORPORATED                                                                    1,282,264
      76,888   HUNTINGTON BANCSHARES INCORPORATED<<                                                                  127,634
     789,147   JPMORGAN CHASE & COMPANY                                                                           20,975,527
     103,885   KEYCORP<<                                                                                             817,575
      16,325   M&T BANK CORPORATION<<                                                                                738,543
      55,718   MARSHALL & ILSLEY CORPORATION                                                                         313,692
      46,925   NORTHERN TRUST CORPORATION                                                                          2,807,054
      89,868   PNC FINANCIAL SERVICES GROUP                                                                        2,632,234
     145,869   REGIONS FINANCIAL CORPORATION                                                                         621,402
      90,710   STATE STREET CORPORATION                                                                            2,792,054
      74,901   SUNTRUST BANKS INCORPORATED                                                                           879,338
     368,572   US BANCORP                                                                                          5,384,837

                   90 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
DEPOSITORY INSTITUTIONS (continued)
     889,914   WELLS FARGO & COMPANY<<(l)                                                                    $    12,672,380
     149,095   WESTERN UNION COMPANY                                                                               1,874,124
      24,220   ZIONS BANCORPORATION<<                                                                                238,083

                                                                                                                  76,448,910
                                                                                                             ---------------
E-COMMERCE/SERVICES: 0.34%
      67,500   AMAZON.COM INCORPORATED<<+                                                                          4,957,200
                                                                                                             ---------------
EATING & DRINKING PLACES: 1.12%
      28,766   DARDEN RESTAURANTS INCORPORATED                                                                       985,523
     233,855   MCDONALD'S CORPORATION                                                                             12,761,467
      96,583   YUM! BRANDS INCORPORATED                                                                            2,654,101

                                                                                                                  16,401,091
                                                                                                             ---------------
EDUCATIONAL SERVICES: 0.12%
      22,446   APOLLO GROUP INCORPORATED CLASS A+                                                                  1,758,195
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 4.77%
     139,902   AES CORPORATION<<+                                                                                    812,831
      35,576   ALLEGHENY ENERGY INCORPORATED                                                                         824,296
      44,628   AMEREN CORPORATION                                                                                  1,034,923
      85,273   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                        2,153,996
      72,953   CENTERPOINT ENERGY INCORPORATED                                                                       760,900
      47,589   CMS ENERGY CORPORATION<<                                                                              563,454
      57,506   CONSOLIDATED EDISON INCORPORATED<<                                                                  2,277,813
      41,816   CONSTELLATION ENERGY GROUP INCORPORATED                                                               863,919
     122,528   DOMINION RESOURCES INCORPORATED                                                                     3,797,143
      34,283   DTE ENERGY COMPANY                                                                                    949,639
     269,036   DUKE ENERGY CORPORATION                                                                             3,852,596
     106,299   DYNEGY INCORPORATED CLASS A+                                                                          149,882
      68,418   EDISON INTERNATIONAL                                                                                1,971,123
     146,705   EL PASO CORPORATION<<                                                                                 916,906
      39,783   ENTERGY CORPORATION<<                                                                               2,708,824
     138,227   EXELON CORPORATION                                                                                  6,274,124
      64,014   FIRSTENERGY CORPORATION                                                                             2,470,940
      85,877   FPL GROUP INCORPORATED<<                                                                            4,356,540
      65,373   FRONTIER COMMUNICATIONS CORPORATION                                                                   469,378
      16,049   INTEGRYS ENERGY GROUP INCORPORATED                                                                    417,916
       9,491   NICOR INCORPORATED                                                                                    315,386
      57,603   NISOURCE INCORPORATED                                                                                 564,509
      36,161   NORTHEAST UTILITIES                                                                                   780,716
      46,013   PEPCO HOLDINGS INCORPORATED                                                                           574,242
      76,808   PG&E CORPORATION                                                                                    2,935,602
      21,207   PINNACLE WEST CAPITAL CORPORATION                                                                     563,258
      78,814   PPL CORPORATION<<                                                                                   2,262,750
      57,872   PROGRESS ENERGY INCORPORATED<<                                                                      2,098,439
     106,256   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                        3,131,364
      36,455   QUESTAR CORPORATION                                                                                 1,072,871
      67,611   REPUBLIC SERVICES INCORPORATED                                                                      1,159,529
      25,447   SCANA CORPORATION                                                                                     786,058
      51,118   SEMPRA ENERGY<<                                                                                     2,363,696
     135,098   SPECTRA ENERGY CORPORATION                                                                          1,910,286
      17,910   STERICYCLE INCORPORATED<<+                                                                            854,844
      44,714   TECO ENERGY INCORPORATED                                                                              498,561
     163,297   THE SOUTHERN COMPANY<<                                                                              5,000,154
     103,205   WASTE MANAGEMENT INCORPORATED                                                                       2,642,035

                   Wells Fargo Advantage Master Portfolios 91


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
      24,552   WISCONSIN ENERGY CORPORATION                                                                  $     1,010,806
      95,384   XCEL ENERGY INCORPORATED                                                                            1,777,004

                                                                                                                  69,929,253
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.08%
     117,565   ADVANCED MICRO DEVICES INCORPORATED<<+                                                                358,573
      61,589   ALTERA CORPORATION                                                                                  1,080,887
      35,948   AMPHENOL CORPORATION CLASS A                                                                        1,024,159
      61,156   ANALOG DEVICES INCORPORATED                                                                         1,178,476
      89,338   BROADCOM CORPORATION CLASS A+                                                                       1,784,973
      19,043   CIENA CORPORATION<<+                                                                                  148,155
   1,225,748   CISCO SYSTEMS INCORPORATED+                                                                        20,555,794
      35,092   COOPER INDUSTRIES LIMITED CLASS A<<                                                                   907,479
     158,554   EMERSON ELECTRIC COMPANY                                                                            4,531,473
   2,217,643   GENERAL ELECTRIC COMPANY<<                                                                         22,420,371
      12,300   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                          166,419
      28,060   HARRIS CORPORATION                                                                                    812,056
      44,905   JABIL CIRCUIT INCORPORATED                                                                            249,672
      45,175   JDS UNIPHASE CORPORATION+                                                                             146,819
      35,668   KLA-TENCOR CORPORATION                                                                                713,360
      24,902   L-3 COMMUNICATIONS HOLDINGS INCORPORATED<<                                                          1,688,356
      46,589   LINEAR TECHNOLOGY CORPORATION<<                                                                     1,070,615
     136,105   LSI LOGIC CORPORATION+                                                                                413,759
      46,928   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                               773,843
      38,246   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                   810,433
     160,393   MICRON TECHNOLOGY INCORPORATED<<+                                                                     651,196
      29,102   MOLEX INCORPORATED                                                                                    399,861
     478,069   MOTOROLA INCORPORATED+                                                                              2,022,232
      40,941   NATIONAL SEMICONDUCTOR CORPORATION                                                                    420,464
      69,454   NETAPP INCORPORATED<<+                                                                              1,030,697
      20,385   NOVELLUS SYSTEMS INCORPORATED+                                                                        339,003
     112,780   NVIDIA CORPORATION+                                                                                 1,112,011
      25,459   QLOGIC CORPORATION+                                                                                   283,104
     346,377   QUALCOMM INCORPORATED                                                                              13,477,529
      33,201   ROCKWELL COLLINS INCORPORATED                                                                       1,083,681
      83,089   TELLABS INCORPORATED+                                                                                 380,548
     268,071   TEXAS INSTRUMENTS INCORPORATED                                                                      4,425,852
      96,180   TYCO ELECTRONICS LIMITED<<                                                                          1,061,827
      15,444   WHIRLPOOL CORPORATION<<                                                                               456,988
      57,561   XILINX INCORPORATED                                                                                 1,102,869

                                                                                                                  89,083,534
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.34%
      38,119   FLUOR CORPORATION                                                                                   1,317,011
      25,846   JACOBS ENGINEERING GROUP INCORPORATED+                                                                999,206
      40,006   MOODY'S CORPORATION                                                                                   916,938
      67,435   PAYCHEX INCORPORATED                                                                                1,731,056

                                                                                                                   4,964,211
                                                                                                             ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.30%
      19,692   BALL CORPORATION                                                                                      854,633
      31,531   FORTUNE BRANDS INCORPORATED<<                                                                         774,086
      80,713   ILLINOIS TOOL WORKS INCORPORATED                                                                    2,489,996
      12,066   SNAP-ON INCORPORATED                                                                                  302,857

                                                                                                                   4,421,572
                                                                                                             ---------------

                   92 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
FINANCIAL SERVICES: 0.02%
      33,204   JANUS CAPITAL GROUP INCORPORATED<<                                                            $       220,807
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 4.46%
     134,794   ARCHER DANIELS MIDLAND COMPANY                                                                      3,744,577
      43,011   CAMPBELL SOUP COMPANY                                                                               1,176,781
      66,591   COCA-COLA ENTERPRISES INCORPORATED                                                                    878,335
      93,890   CONAGRA FOODS INCORPORATED                                                                          1,583,924
      40,890   CONSTELLATION BRANDS INCORPORATED CLASS A<<+                                                          486,591
      53,272   DR PEPPER SNAPPLE GROUP INCORPORATED+                                                                 900,830
      68,847   GENERAL MILLS INCORPORATED                                                                          3,434,088
      66,071   H.J. HEINZ COMPANY                                                                                  2,184,307
      14,662   HORMEL FOODS CORPORATION<<                                                                            464,932
      24,869   JM SMUCKER COMPANY                                                                                    926,868
      52,935   KELLOGG COMPANY<<                                                                                   1,939,009
     308,566   KRAFT FOODS INCORPORATED CLASS A                                                                    6,877,936
      27,322   MCCORMICK & COMPANY INCORPORATED                                                                      807,912
      31,469   MOLSON COORS BREWING COMPANY                                                                        1,078,757
      28,436   PEPSI BOTTLING GROUP INCORPORATED                                                                     629,573
     326,814   PEPSICO INCORPORATED                                                                               16,824,385
     146,061   SARA LEE CORPORATION<<                                                                              1,180,173
     418,018   THE COCA-COLA COMPANY                                                                              18,371,891
      34,797   THE HERSHEY COMPANY<<                                                                               1,209,196
      63,485   TYSON FOODS INCORPORATED CLASS A                                                                      596,124

                                                                                                                  65,296,189
                                                                                                             ---------------
FOOD STORES: 0.47%
     137,012   KROGER COMPANY                                                                                      2,907,395
      90,067   SAFEWAY INCORPORATED                                                                                1,818,453
     154,262   STARBUCKS CORPORATION<<+                                                                            1,713,851
      29,483   WHOLE FOODS MARKET INCORPORATED<<+                                                                    495,314

                                                                                                                   6,935,013
                                                                                                             ---------------
FORESTRY: 0.08%
      44,356   WEYERHAEUSER COMPANY<<                                                                              1,222,895
                                                                                                             ---------------
FURNITURE & FIXTURES: 0.09%
      32,939   LEGGETT & PLATT INCORPORATED                                                                          427,878
      75,493   MASCO CORPORATION                                                                                     526,941
      58,210   NEWELL RUBBERMAID INCORPORATED                                                                        371,380

                                                                                                                   1,326,199
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 2.44%
      17,244   BIG LOTS INCORPORATED+                                                                                358,330
      29,381   FAMILY DOLLAR STORES INCORPORATED                                                                     980,444
      46,657   JCPENNEY COMPANY INCORPORATED                                                                         936,406
      88,316   MACY'S INCORPORATED                                                                                   786,013
      11,528   SEARS HOLDINGS CORPORATION<<+                                                                         526,945
     158,080   TARGET CORPORATION                                                                                  5,436,371
      87,429   TJX COMPANIES INCORPORATED                                                                          2,241,680
     469,519   WAL-MART STORES INCORPORATED                                                                       24,461,940

                                                                                                                  35,728,129
                                                                                                             ---------------
HEALTH SERVICES: 0.37%
      75,680   CARDINAL HEALTH INCORPORATED                                                                        2,382,406
      21,818   DAVITA INCORPORATED+                                                                                  958,901
      22,742   LABORATORY CORPORATION OF AMERICA HOLDINGS<<+                                                       1,330,180

                   Wells Fargo Advantage Master Portfolios 93


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
HEALTH SERVICES (continued)
      87,220   TENET HEALTHCARE CORPORATION+                                                                 $       101,175
      21,971   WATSON PHARMACEUTICALS INCORPORATED<<+                                                                683,518

                                                                                                                   5,456,180
                                                                                                             ---------------
 HOLDING & OTHER INVESTMENT OFFICES: 0.74%
      24,633   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                     134,988
      16,746   AVALONBAY COMMUNITIES INCORPORATED                                                                    788,074
      25,465   BOSTON PROPERTIES INCORPORATED                                                                        892,039
      57,285   EQUITY RESIDENTIAL                                                                                  1,051,180
      53,323   HCP INCORPORATED                                                                                      951,816
     110,343   HOST HOTELS & RESORTS INCORPORATED+                                                                   432,545
      48,956   KIMCO REALTY CORPORATION                                                                              373,045
      34,615   PLUM CREEK TIMBER COMPANY<<                                                                         1,006,258
      56,195   PROLOGIS<<                                                                                            365,268
      26,334   PUBLIC STORAGE INCORPORATED                                                                         1,454,954
      50,434   SIMON PROPERTY GROUP INCORPORATED<<                                                                 1,747,034
      30,114   VENTAS INCORPORATED<<                                                                                 680,878
      29,578   VORNADO REALTY TRUST<<                                                                                983,181

                                                                                                                  10,861,260
                                                                                                             ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.28%
      54,541   BED BATH & BEYOND INCORPORATED<<+                                                                   1,349,890
      71,191   BEST BUY COMPANY INCORPORATED<<                                                                     2,702,410

                                                                                                                   4,052,300
                                                                                                             ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.11%
      61,714   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                         1,009,641
      38,312   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                      486,562
      37,276   WYNDHAM WORLDWIDE CORPORATION                                                                         156,559

                                                                                                                   1,652,762
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.39%
     145,693   3M COMPANY                                                                                          7,243,856
     187,012   APPLE INCORPORATED+                                                                                19,658,701
     279,157   APPLIED MATERIALS INCORPORATED                                                                      3,000,938
      64,862   BAKER HUGHES INCORPORATED<<                                                                         1,851,810
      12,627   BLACK & DECKER CORPORATION                                                                            398,508
      45,547   CAMERON INTERNATIONAL CORPORATION+                                                                    998,846
     126,318   CATERPILLAR INCORPORATED<<                                                                          3,531,851
      42,283   CUMMINS INCORPORATED                                                                                1,076,102
      88,759   DEERE & COMPANY                                                                                     2,917,508
     363,406   DELL INCORPORATED+                                                                                  3,445,089
      39,062   DOVER CORPORATION                                                                                   1,030,456
      34,691   EATON CORPORATION                                                                                   1,278,710
     422,485   EMC CORPORATION<<+                                                                                  4,816,329
      11,742   FLOWSERVE CORPORATION                                                                                 658,961
      34,392   GAMESTOP CORPORATION CLASS A+                                                                         963,664
     503,278   HEWLETT-PACKARD COMPANY                                                                            16,135,093
      66,960   INGERSOLL-RAND COMPANY LIMITED CLASS A<<                                                              924,048
   1,167,996   INTEL CORPORATION                                                                                  17,578,340
     281,746   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                        27,298,370
      16,332   LEXMARK INTERNATIONAL INCORPORATED+                                                                   275,521
      27,375   MANITOWOC COMPANY INCORPORATED                                                                         89,516
      87,646   NATIONAL OILWELL VARCO INCORPORATED+                                                                2,516,317
      24,796   PALL CORPORATION                                                                                      506,582
      33,739   PARKER HANNIFIN CORPORATION<<                                                                       1,146,451
      43,326   PITNEY BOWES INCORPORATED<<                                                                         1,011,662

                   94 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      47,490   SANDISK CORPORATION<<+                                                                        $       600,749
      46,041   SMITH INTERNATIONAL INCORPORATED                                                                      988,961
      16,565   STANLEY WORKS                                                                                         482,373
      36,341   TERADATA CORPORATION+                                                                                 589,451

                                                                                                                 123,014,763
                                                                                                             ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.43%
      57,441   AON CORPORATION                                                                                     2,344,742
      35,458   HUMANA INCORPORATED+                                                                                  924,745
     108,144   MARSH & MCLENNAN COMPANIES INCORPORATED                                                             2,189,916
      69,542   UNUMPROVIDENT CORPORATION                                                                             869,275

                                                                                                                   6,328,678
                                                                                                             ---------------
INSURANCE CARRIERS: 2.66%
      95,233   AETNA INCORPORATED                                                                                  2,317,019
      98,174   AFLAC INCORPORATED                                                                                  1,900,649
     112,566   ALLSTATE CORPORATION<<                                                                              2,155,639
     565,045   AMERICAN INTERNATIONAL GROUP INCORPORATED+                                                            565,045
      24,732   ASSURANT INCORPORATED                                                                                 538,663
      73,986   CHUBB CORPORATION                                                                                   3,131,088
      56,916   CIGNA CORPORATION                                                                                   1,001,152
      34,124   CINCINNATI FINANCIAL CORPORATION                                                                      780,416
      90,961   GENWORTH FINANCIAL INCORPORATED+                                                                      172,826
      68,296   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                        536,124
      38,063   LEUCADIA NATIONAL CORPORATION<<                                                                       566,758
      53,767   LINCOLN NATIONAL CORPORATION                                                                          359,701
      75,842   LOEWS CORPORATION                                                                                   1,676,108
      35,939   MBIA INCORPORATED<<+                                                                                  164,601
     171,793   METLIFE INCORPORATED<<                                                                               ,911,727
      54,506   PRINCIPAL FINANCIAL GROUP INCORPORATED<<                                                              445,859
      89,038   PRUDENTIAL FINANCIAL INCORPORATED                                                                   1,693,503
     142,109   THE PROGRESSIVE CORPORATION                                                                         1,909,945
     122,820   THE TRAVELERS COMPANIES INCORPORATED                                                                4,991,405
      17,745   TORCHMARK CORPORATION                                                                                 465,458
     255,274   UNITEDHEALTH GROUP INCORPORATED                                                                     5,342,885
     104,659   WELLPOINT INCORPORATED+                                                                             3,973,902
      71,862   XL CAPITAL LIMITED CLASS A                                                                            392,367

                                                                                                                  38,992,840
                                                                                                             ---------------
LEATHER & LEATHER PRODUCTS: 0.08%
      67,415   COACH INCORPORATED+                                                                                 1,125,831
                                                                                                             ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.86%
      73,914   AGILENT TECHNOLOGIES INCORPORATED+                                                                  1,136,058
      50,338   BECTON DICKINSON & COMPANY                                                                          3,384,727
     315,463   BOSTON SCIENTIFIC CORPORATION+                                                                      2,507,933
      20,880   C.R. BARD INCORPORATED                                                                              1,664,554
     105,815   COVIDIEN LIMITED                                                                                    3,517,291
      53,540   DANAHER CORPORATION                                                                                 2,902,939
      31,205   DENTSPLY INTERNATIONAL INCORPORATED<<                                                                 837,854
      56,320   EASTMAN KODAK COMPANY<<                                                                               214,016
      31,667   FLIR SYSTEMS INCORPORATED+                                                                            648,540
      11,632   MILLIPORE CORPORATION<<+                                                                              667,793
      24,396   PERKINELMER INCORPORATED                                                                              311,537
      32,416   QUEST DIAGNOSTICS INCORPORATED                                                                      1,539,112
      84,023   RAYTHEON COMPANY                                                                                    3,271,856
      29,772   ROCKWELL AUTOMATION INCORPORATED                                                                      650,220

                   Wells Fargo Advantage Master Portfolios 95


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

    SHARE      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS (CONTINUED)
      36,265   TERADYNE INCORPORATED+                                                                        $       158,841
      87,812   THERMO FISHER SCIENTIFIC INCORPORATED+                                                              3,132,254
      20,379   WATERS CORPORATION+                                                                                   753,004

                                                                                                                  27,298,529
                                                                                                             ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.76%
       8,228   INTUITIVE SURGICAL INCORPORATED<<+                                                                    784,622
     234,822   MEDTRONIC INCORPORATED                                                                              6,920,204
      72,690   ST. JUDE MEDICAL INCORPORATED+                                                                      2,640,828
      26,121   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                  795,123

                                                                                                                  11,140,777
                                                                                                             ---------------
MEDICAL MANAGEMENT SERVICES: 0.48%
      31,141   COVENTRY HEALTH CARE INCORPORATED+                                                                    402,965
      52,010   EXPRESS SCRIPTS INCORPORATED+                                                                       2,401,302
     103,112   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                4,262,650

                                                                                                                   7,066,917
                                                                                                             ---------------
MEDICAL PRODUCTS: 1.70%
      64,576   ALLERGAN INCORPORATED                                                                               3,084,150
     128,905   BAXTER INTERNATIONAL INCORPORATED                                                                   6,602,514
     442,610   MERCK & COMPANY INCORPORATED                                                                       11,839,818
      49,962   STRYKER CORPORATION                                                                                 1,700,706
      46,795   ZIMMER HOLDINGS INCORPORATED+                                                                       1,708,018

                                                                                                                  24,935,206
                                                                                                             ---------------
METAL MINING: 0.54%
      86,448   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<+                                              3,294,533
     102,728   NEWMONT MINING CORPORATION                                                                          4,598,105

                                                                                                                   7,892,638
                                                                                                             ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.07%
      23,175   VULCAN MATERIALS COMPANY<<                                                                          1,026,421
                                                                                                             ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.14%
      26,028   HASBRO INCORPORATED                                                                                   652,522
      75,276   MATTEL INCORPORATED                                                                                   867,932
      25,852   TIFFANY & COMPANY<<                                                                                   557,369

                                                                                                                   2,077,823
                                                                                                             ---------------
MISCELLANEOUS RETAIL: 1.43%
      90,979   COSTCO WHOLESALE CORPORATION<<                                                                      4,214,147
     305,651   CVS CAREMARK CORPORATION                                                                            8,402,346
      57,713   OFFICE DEPOT INCORPORATED+                                                                             75,604
      26,266   RADIOSHACK CORPORATION                                                                                225,100
     149,809   STAPLES INCORPORATED                                                                                2,713,032
     207,212   WALGREEN COMPANY<<                                                                                  5,379,224

                                                                                                                  21,009,453
                                                                                                             ---------------
MISCELLANEOUS SERVICES: 0.06%
      11,209   D&B CORPORATION                                                                                       863,093
                                                                                                             ---------------
MOTION PICTURES: 1.03%
     483,020   NEWS CORPORATION CLASS A                                                                            3,197,592
     251,140   TIME WARNER INCORPORATED                                                                            4,847,008
     389,822   WALT DISNEY COMPANY                                                                                 7,079,168

                                                                                                                  15,123,768
                                                                                                             ---------------

                   96 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

    SHARE      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.90%
      65,369   FEDEX CORPORATION                                                                             $     2,908,267
     209,037   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                         10,288,801

                                                                                                                  13,197,068
                                                                                                             ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.48%
     245,916   AMERICAN EXPRESS COMPANY                                                                            3,351,835
      82,281   CAPITAL ONE FINANCIAL CORPORATION<<                                                                 1,007,119
      81,640   CIT GROUP INCORPORATED<<                                                                              232,674
     101,103   DISCOVER FINANCIAL SERVICES                                                                           637,960
      73,126   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                              1,314,074
      98,152   SLM CORPORATION<<+                                                                                    485,852

                                                                                                                   7,029,514
                                                                                                             ---------------
OFFICE EQUIPMENT: 0.06%
     181,601   XEROX CORPORATION                                                                                     826,285
                                                                                                             ---------------
OIL & GAS EXTRACTION: 3.69%
      96,573   ANADARKO PETROLEUM CORPORATION                                                                      3,755,724
      70,296   APACHE CORPORATION                                                                                  4,505,271
      61,328   BJ SERVICES COMPANY                                                                                   610,214
      21,723   CABOT OIL & GAS CORPORATION                                                                           512,011
     118,023   CHESAPEAKE ENERGY CORPORATION                                                                       2,013,472
      93,196   DEVON ENERGY CORPORATION                                                                            4,164,929
      14,594   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                              917,379
      29,781   ENSCO INTERNATIONAL INCORPORATED<<                                                                    786,218
      52,433   EOG RESOURCES INCORPORATED                                                                          2,871,231
      27,480   EQT CORPORATION                                                                                       860,948
     188,402   HALLIBURTON COMPANY                                                                                 2,914,579
      59,414   NABORS INDUSTRIES LIMITED+                                                                            593,546
      36,311   NOBLE ENERGY INCORPORATED                                                                           1,956,437
     170,158   OCCIDENTAL PETROLEUM CORPORATION                                                                    9,469,293
      24,278   PIONEER NATURAL RESOURCES COMPANY                                                                     399,859
      32,802   RANGE RESOURCES CORPORATION                                                                         1,350,130
      23,730   ROWAN COMPANIES INCORPORATED+                                                                         284,048
     251,152   SCHLUMBERGER LIMITED                                                                               10,201,794
      72,161   SOUTHWESTERN ENERGY COMPANY+                                                                        2,142,460
           1   TRANSOCEAN LIMITED+                                                                                        81
     121,732   XTO ENERGY INCORPORATED                                                                             3,727,434

                                                                                                                  54,037,058
                                                                                                             ---------------
PAPER & ALLIED PRODUCTS: 0.13%
      20,972   BEMIS COMPANY INCORPORATED                                                                            439,783
      89,829   INTERNATIONAL PAPER COMPANY                                                                           632,396
      35,870   MEADWESTVACO CORPORATION                                                                              430,081
      27,620   PACTIV CORPORATION+                                                                                   402,976

                                                                                                                   1,905,236
                                                                                                             ---------------
PERSONAL SERVICES: 0.14%
      27,593   CINTAS CORPORATION                                                                                    682,099
      71,328   H & R BLOCK INCORPORATED                                                                            1,297,456

                                                                                                                   1,979,555
                                                                                                             ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 8.40%
     420,948   CHEVRON CORPORATION                                                                                28,304,544
     310,844   CONOCOPHILLIPS                                                                                     12,172,651
   1,037,721   EXXON MOBIL CORPORATION                                                                            70,668,800
      59,583   HESS CORPORATION                                                                                    3,229,399

                   Wells Fargo Advantage Master Portfolios 97


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

    SHARE      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (CONTINUED)
     148,577   MARATHON OIL CORPORATION                                                                      $     3,906,089
      40,054   MURPHY OIL CORPORATION                                                                              1,793,218
      24,543   SUNOCO INCORPORATED<<                                                                                 649,899
      29,057   TESORO PETROLEUM CORPORATION<<                                                                        391,398
     108,422   VALERO ENERGY CORPORATION                                                                           1,940,754

                                                                                                                 123,056,752
                                                                                                             ---------------
PIPELINES: 0.09%
     121,632   THE WILLIAMS COMPANIES INCORPORATED                                                                 1,384,172
                                                                                                             ---------------
PRIMARY METAL INDUSTRIES: 0.48%
      23,290   AK STEEL HOLDING CORPORATION                                                                          165,825
     199,562   ALCOA INCORPORATED<<                                                                                1,464,785
      20,465   ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                 448,797
      65,944   NUCOR CORPORATION                                                                                   2,517,082
      29,385   PRECISION CASTPARTS CORPORATION                                                                     1,760,162
      17,872   TITANIUM METALS CORPORATION+                                                                           97,760
      24,401   UNITED STATES STEEL CORPORATION<<                                                                     515,593

                                                                                                                   6,970,004
                                                                                                             ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.37%
     142,606   CBS CORPORATION CLASS B                                                                               547,607
      47,964   GANNETT COMPANY INCORPORATED<<                                                                        105,521
      66,025   MCGRAW-HILL COMPANIES INCORPORATED                                                                  1,509,992
       7,562   MEREDITH CORPORATION<<                                                                                125,832
      24,486   NEW YORK TIMES COMPANY CLASS A<<+                                                                     110,677
      43,092   RR DONNELLEY & SONS COMPANY                                                                           315,864
     127,322   VIACOM INCORPORATED CLASS B<<+                                                                      2,212,856
       1,263   WASHINGTON POST COMPANY CLASS B<<                                                                     451,017

                                                                                                                   5,379,366
                                                                                                             ---------------
RAILROAD TRANSPORTATION: 0.86%
      58,442   BURLINGTON NORTHERN SANTA FE CORPORATION                                                            3,515,286
      83,841   CSX CORPORATION                                                                                     2,167,290
      76,955   NORFOLK SOUTHERN CORPORATION<<                                                                      2,597,231
     105,668   UNION PACIFIC CORPORATION                                                                           4,344,011

                                                                                                                  12,623,818
                                                                                                             ---------------
REAL ESTATE: 0.01%
      47,232   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                          190,345
                                                                                                             ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.05%
      23,254   HEALTH CARE REIT INCORPORATED<<                                                                       711,340
                                                                                                             ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.05%
      33,153   SEALED AIR CORPORATION                                                                                457,511
      50,682   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                   317,269

                                                                                                                     774,780
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.11%
      45,951   AMERIPRISE FINANCIAL INCORPORATED                                                                     941,536
     196,853   CHARLES SCHWAB CORPORATION                                                                          3,051,222
      13,932   CME GROUP INCORPORATED                                                                              3,432,705
     120,127   E*TRADE FINANCIAL CORPORATION<<+                                                                      153,763
      18,685   FEDERATED INVESTORS INCORPORATED CLASS B<<                                                            415,928
      31,792   FRANKLIN RESOURCES INCORPORATED                                                                     1,712,635
      96,972   GOLDMAN SACHS GROUP INCORPORATED                                                                   10,280,971

                   98 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

    SHARE      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (CONTINUED)
      15,255   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                       $     1,136,040
      79,466   INVESCO LIMITED                                                                                     1,101,399
      29,988   LEGG MASON INCORPORATED                                                                               476,809
     225,639   MORGAN STANLEY<<                                                                                    5,137,800
      28,834   NASDAQ STOCK MARKET INCORPORATED+                                                                     564,570
      54,388   NYSE EURONEXT INCORPORATED                                                                            973,545
      53,765   T. ROWE PRICE GROUP INCORPORATED<<                                                                  1,551,658

                                                                                                                  30,930,581
                                                                                                             ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.33%
     326,548   CORNING INCORPORATED                                                                                4,333,292
      35,100   OWENS-ILLINOIS INCORPORATED+                                                                          506,844

                                                                                                                   4,840,136
                                                                                                             ---------------
TOBACCO PRODUCTS: 1.73%
     433,891   ALTRIA GROUP INCORPORATED                                                                           6,950,934
      35,295   LORILLARD INCORPORATED                                                                              2,179,113
     420,820   PHILIP MORRIS INTERNATIONAL                                                                        14,972,776
      35,498   REYNOLDS AMERICAN INCORPORATED                                                                      1,272,248

                                                                                                                  25,375,071
                                                                                                             ---------------
TRANSPORTATION BY AIR: 0.07%
     155,427   SOUTHWEST AIRLINES COMPANY                                                                            983,853
                                                                                                             ---------------
TRANSPORTATION EQUIPMENT: 2.65%
     152,483   BOEING COMPANY<<                                                                                    5,425,345
     503,217   FORD MOTOR COMPANY<<+                                                                               1,323,461
      81,072   GENERAL DYNAMICS CORPORATION                                                                        3,371,784
     128,202   GENERAL MOTORS CORPORATION<<+                                                                         248,712
      33,482   GENUINE PARTS COMPANY                                                                                 999,773
      25,990   GOODRICH CORPORATION                                                                                  984,761
      49,052   HARLEY-DAVIDSON INCORPORATED<<                                                                        656,806
     154,384   HONEYWELL INTERNATIONAL INCORPORATED                                                                4,301,138
      38,177   ITT CORPORATION                                                                                     1,468,669
     124,782   JOHNSON CONTROLS INCORPORATED<<                                                                     1,497,384
      69,724   LOCKHEED MARTIN CORPORATION                                                                         4,813,048
      68,706   NORTHROP GRUMMAN CORPORATION                                                                        2,998,330
      76,179   PACCAR INCORPORATED<<                                                                               1,962,371
      51,018   TEXTRON INCORPORATED                                                                                  292,843
     197,877   UNITED TECHNOLOGIES CORPORATION                                                                     8,504,753

                                                                                                                  38,849,178
                                                                                                             ---------------
TRANSPORTATION SERVICES: 0.20%
      35,743   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                1,630,238
      44,543   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                 1,260,121

                                                                                                                   2,890,359
                                                                                                             ---------------
TRAVEL & RECREATION: 0.16%
      91,928   CARNIVAL CORPORATION+                                                                               1,985,645
      44,048   EXPEDIA INCORPORATED<<+                                                                               399,956

                                                                                                                   2,385,601
                                                                                                             ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.80%
      31,977   AMERISOURCEBERGEN CORPORATION<<                                                                     1,044,369
      20,596   BROWN-FORMAN CORPORATION CLASS B                                                                      799,733
      32,410   DEAN FOODS COMPANY<<+                                                                                 585,973
      57,503   MCKESSON CORPORATION                                                                                2,014,905

                   Wells Fargo Advantage Master Portfolios 99


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

    SHARE      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
WHOLESALE TRADE NON-DURABLE GOODS (CONTINUED)
      81,322   NIKE INCORPORATED CLASS B                                                                     $     3,813,189
      44,466   SUPERVALU INCORPORATED                                                                                634,974
     123,733   SYSCO CORPORATION                                                                                   2,821,112

                                                                                                                  11,714,255
                                                                                                             ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.36%
      86,898   KIMBERLY-CLARK CORPORATION                                                                          4,006,867
      19,208   PATTERSON COMPANIES INCORPORATED<<+                                                                   362,263
      13,361   W.W. GRAINGER INCORPORATED                                                                            937,675

                                                                                                                   5,306,805
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $2,021,134,235)                                                                      1,454,611,466
                                                                                                             ---------------
RIGHTS: 0.00%
      44,400   SEAGATE TECHNOLOGY RIGHTS+(a)(i)                                                                            0
TOTAL RIGHTS (COST $0)                                                                                                     0
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 10.58%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.17%
   7,943,464   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    7,943,464
   7,943,464   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        7,943,464
   7,943,464   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          7,943,464
   7,943,464   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               7,943,464

                                                                                                                  31,773,856
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 8.41%
$  1,937,430   ABN AMRO BANK NV (CHICAGO)                                              2.06%    04/01/2009         1,937,430
   1,097,877   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.55     04/03/2009         1,097,877
   1,937,430   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.75     04/09/2009         1,937,430
      64,581   AMSTEL FUNDING CORPORATION++                                            1.50     04/06/2009            64,568
   2,260,335   AMSTERDAM FUNDING CORPORATION++                                         0.50     04/22/2009         2,259,676
     129,162   ANTALIS US FUNDING CORPORATION++                                        0.50     04/01/2009           129,162
   2,550,950   ANTALIS US FUNDING CORPORATION++(p)                                     0.68     04/21/2009         2,549,986
   2,776,983   BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38     04/01/2009         2,776,983
   7,233,073   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $7,233,123)               0.25     04/01/2009         7,233,073
     839,553   BANK OF IRELAND                                                         0.60     04/01/2009           839,553
  17,695,196   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $17,695,343)                                                         0.30     04/01/2009        17,695,196
     839,553   BNP PARIBAS (PARIS)                                                     0.30     04/01/2009           839,553
   2,583,240   BRYANT BANK FUNDING LLC++(p)                                            0.47     04/20/2009         2,582,599
   2,776,983   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50     04/01/2009         2,776,983
     968,715   CALYON (LONDON)                                                         0.45     04/01/2009           968,715
   1,743,687   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60     04/08/2009         1,743,484
   1,681,282   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008            27,741
   1,294,416   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008            21,358
   1,808,268   CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85     04/01/2009         1,808,268
     581,229   CLIPPER RECEIVABLES CORPORATION++                                       0.85     04/03/2009           581,202
     172,431   COLORADO HOUSING & FINANCE AUTHORITY+/-SS                               2.25     10/01/2038           172,431
   1,162,458   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-SS                            3.50     12/15/2037         1,162,458
   3,099,888   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85     04/01/2009         3,099,888
   2,454,078   E.ON AG++                                                               0.60     04/22/2009         2,453,219
     645,810   EBBETS FUNDING LLC++                                                    0.60     04/06/2009           645,756

                   100 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    968,715   EBBETS FUNDING LLC++                                                    0.60%    04/07/2009  $        968,618
     484,358   EDISON ASSET SECURITIZATION LLC++(p)                                    0.50     04/21/2009           484,223
     129,162   ELYSIAN FUNDING LLC++                                                   0.55     04/06/2009           129,152
     258,324   ELYSIAN FUNDING LLC++                                                   0.60     04/01/2009           258,324
     645,810   ELYSIAN FUNDING LLC++                                                   0.60     04/07/2009           645,745
   1,130,168   ERASMUS CAPITAL CORPORATION++                                           0.50     04/06/2009         1,130,089
     322,905   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.50     04/21/2009           322,815
   1,937,430   GEMINI SECURITIZATION INCORPORATED++                                    0.55     04/14/2009         1,937,045
   3,500,613   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,500,630)               0.17     04/01/2009         3,500,613
     193,743   GRAMPIAN FUNDING LLC++                                                  0.58     04/06/2009           193,727
   6,130,345   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009         2,197,116
     106,559   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-SS                   2.75     11/01/2042           106,559
     129,162   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-SS                      1.00     01/01/2018           129,162
   6,458,101   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $6,458,144)               0.24     04/01/2009         6,458,101
     193,743   KANSAS CITY MO SPECIAL OBLIGATION+/-SS                                  1.00     04/15/2025           193,743
   1,937,430   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88     04/08/2009         1,937,101
     824,054   LLOYDS TSB BANK PLC                                                     0.50     04/06/2009           823,996
   1,337,473   LLOYDS TSB BANK PLC                                                     0.50     04/09/2009         1,337,324
      51,665   LLOYDS TSB BANK PLC                                                     0.50     04/14/2009            51,655
   1,937,430   LMA AMERICAS LLC++                                                      0.57     04/29/2009         1,936,571
   2,260,335   MATCHPOINT MASTER TRUST++                                               0.43     04/27/2009         2,259,633
     277,698   MISSISSIPPI STATE GO+/-SS                                               5.00     11/01/2028           277,698
     839,553   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               BY MONEY MARKET SECURITIES (MATURITY VALUE $839,568)                    0.66     04/01/2009           839,553
   2,583,240   NATIXIS                                                                 0.38     04/02/2009         2,583,240
     129,162   NEW JERSEY STATE TURNPIKE AUTHORITY+/-SS                                3.75     01/01/2018           129,162
     839,553   NORDEA BANK AB                                                          0.30     04/01/2009           839,553
     813,721   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/15/2009           813,547
   1,162,458   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/20/2009         1,162,121
   1,291,620   ROMULUS FUNDING CORPORATION++                                           0.90     04/24/2009         1,290,877
     645,810   ROMULUS FUNDING CORPORATION++(p)                                        1.00     04/22/2009           645,433
   1,937,430   SANPAOLO IMI US FINANCIAL COMPANY                                       0.49     04/21/2009         1,936,903
   2,260,335   SOCIETE GENERALE NY                                                     1.05     04/27/2009         2,261,395
   2,337,832   STARBIRD FUNDING CORPORATION++                                          0.60     04/30/2009         2,336,702
     645,810   STATE STREET CORPORATION                                                0.40     04/01/2009           645,810
   1,937,430   SURREY FUNDING CORPORATION++(p)                                         0.55     04/06/2009         1,937,282
   2,583,240   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53     04/20/2009         2,582,518
   2,260,335   TICONDEROGA MASTER FUNDING LIMITED++                                    0.45     04/28/2009         2,259,572
   2,260,335   TULIP FUNDING CORPORATION++(p)                                          0.50     04/15/2009         2,259,896
   2,389,497   UBS FINANCE (DELAWARE) LLC                                              0.55     04/23/2009         2,388,694
   2,260,335   UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70     04/27/2009         2,259,193
     968,715   VERSAILLES CP LLC++                                                     0.60     04/01/2009           968,719
   2,331,258   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.38     07/28/2008         1,072,379
   1,353,789   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.41     08/07/2008           622,743
   1,658,722   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.19     04/03/2008           763,012
   2,692,405   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.20     02/15/2008         1,238,506
   2,596,608   WHITE PINE FINANCE LLC+++/-####(a)(i)                                   1.15     02/22/2008         2,172,323
     387,486   WINDMILL FUNDING CORPORATION++                                          0.40     04/03/2009           387,477
   2,195,754   WINDMILL FUNDING CORPORATION++(p)                                       0.50     04/24/2009         2,195,053

                                                                                                                 123,275,262
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $162,091,182)                                                      155,049,118
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 101


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

                                                                                    INTEREST     MATURITY
   SHARES      SECURITY NAME                                                          RATE         DATE           VALUE
------------   -------------                                                        --------   -----------   ---------------
SHORT-TERM INVESTMENTS: 1.28%
  16,098,170   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                  $    16,098,170
                                                                                                             ---------------

  PRINCIPAL
------------
US TREASURY BILLS: 0.18%
     180,000   US TREASURY BILL###                                                     0.30%    08/06/2009           179,832
      50,000   US TREASURY BILL###                                                     0.34     08/06/2009            49,953
   2,065,000   US TREASURY BILL###                                                     0.39     08/06/2009         2,063,069
     110,000   US TREASURY BILL###                                                     0.41     08/06/2009           109,897
      30,000   US TREASURY BILL###                                                     0.44     08/06/2009            29,972
     150,000   US TREASURY BILL###                                                     0.97     05/07/2009           149,974
                                                                                                                   2,582,697
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $18,679,729)                                                                   18,680,867
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,201,905,146)*                                                               111.12%                 $ 1,628,341,451
OTHER ASSETS AND LIABILITIES, NET                                                    (11.12)                    (162,923,564)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $ 1,465,417,887
                                                                                     ------                  ---------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

(l) Long-term security of an affiliate of the fund with a total cost of $37,568,613.

##   Zero coupon bond. Interest rate presented is yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

#    Security pledged as collateral for futures transactions. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $16,098,170.

* Cost for federal income tax purposes is $2,222,382,449 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                    $150,034,278
Gross unrealized depreciation                    (744,075,276)
                                                -------------
Net unrealized appreciation (depreciation)      $(594,040,998)

   The accompanying notes are an integral part of these financial statements.

                   102 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL CORE PORTFOLIO

    SHARE      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 93.14%
AUSTRALIA: 4.31%
      58,855   AMP LIMITED (INSURANCE CARRIERS)                                                              $       192,347
      24,381   ASX LIMITED (BUSINESS SERVICES)                                                                       497,582
       3,946   CENTENNIAL COAL COMPANY LIMITED (COAL MINING)                                                           5,515
      24,046   NEWCREST MINING LIMITED (METAL MINING)                                                                547,260
      33,070   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                      443,119
       6,676   RIO TINTO LIMITED (METAL MINING)                                                                      262,608
      14,195   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                     376,067

                                                                                                                   2,324,498
                                                                                                             ---------------
BELGIUM: 1.56%
       2,653   COMPAGNIE NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT
                  OFFICES)                                                                                           123,156
      10,535   GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS
                  FINANCIAL SERVICES)                                                                                716,078

                                                                                                                     839,234
                                                                                                             ---------------
BERMUDA: 0.38%
       3,290   PARTNERRE LIMITED (INSURANCE CARRIERS)                                                                204,210
                                                                                                             ---------------
CANADA: 2.99%
      21,545   BARRICK GOLD CORPORATION (METAL MINING)                                                               698,489
      17,492   GOLDCORP INCORPORATED (METAL MINING)                                                                  588,801
       2,165   POTASH CORPORATION OF SASKATCHEWAN (MINING & QUARRYING OF
                  NONMETALLIC MINERALS, EXCEPT FUELS)                                                                174,954
       3,413   RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                146,998

                                                                                                                   1,609,242
                                                                                                             ---------------
CHINA: 0.81%
       1,550   BAIDU.COM INCORPORATED ADR (BUSINESS SERVICES)                                                        273,730
      27,345   YINGLI GREEN ENERGY HOLDING COMPANY LIMITED (ELECTRONIC & OTHER
                  ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      164,617

                                                                                                                     438,347
                                                                                                             ---------------
DENMARK: 1.07%
       6,406   NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                306,797
       6,143   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                      269,548

                                                                                                                     576,345
                                                                                                             ---------------
FINLAND: 0.98%
      35,743   SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                        528,070
                                                                                                             ---------------
FRANCE: 10.15%
       5,303   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       274,672
       4,482   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                  282,853
      52,429   FRANCE TELECOM SA (COMMUNICATIONS)                                                                  1,194,624
       6,841   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                         530,842
       3,168   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                               176,673
       2,028   PPR SA (APPAREL & ACCESSORY STORES)                                                                   130,086
       7,682   SCOR REGROUPE (INSURANCE CARRIERS)                                                                    158,147
      13,228   SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                         603,254
       5,319   TECHNIP SA (OIL & GAS EXTRACTION)                                                                     188,049
       4,506   THALES SA (TRANSPORTATION BY AIR)                                                                     170,860
      19,388   TOTAL SA (OIL & GAS EXTRACTION)                                                                       964,029
      30,073   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                 796,105

                                                                                                                   5,470,194
                                                                                                             ---------------
GERMANY: 12.43%
       3,428   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                        114,135
       3,724   ALLIANZ SE (INSURANCE CARRIERS)                                                                       312,993
       2,711   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                  82,086

                   Wells Fargo Advantage Master Portfolios 103


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL CORE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
GERMANY (continued)
      11,921   DAIMLER AG (TRANSPORTATION EQUIPMENT)<<                                                       $       302,194
      16,964   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                            1,022,794
     122,013   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                1,515,700
       6,336   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                           176,021
      31,599   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                 1,450,917
       8,455   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                  1,031,221
       3,505   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            245,923
       7,054   SAP AG (BUSINESS SERVICES)                                                                            250,044
       3,354   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                        191,658
         573   SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)                                                                6,783

                                                                                                                   6,702,469
                                                                                                             ---------------
GREECE: 1.66%
      38,754   HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS,
                  DEALERS, EXCHANGES & SERVICES)                                                                     277,524
      41,265   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                          616,231

                                                                                                                     893,755
                                                                                                             ---------------
HONG KONG: 1.04%
      46,609   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                     405,918
      16,291   HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)<<                                          153,859

                                                                                                                     559,777
                                                                                                             ---------------
IRELAND: 1.88%
     162,068   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                          1,015,628
                                                                                                             ---------------
ISRAEL: 0.92%
      11,027   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                       496,766
                                                                                                             ---------------
ITALY: 0.42%
      11,660   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     226,486
                                                                                                             ---------------
JAPAN: 10.65%
      10,900   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                               330,353
       2,500   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             167,450
         163   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                         431,274
          44   KDDI CORPORATION (COMMUNICATIONS)                                                                     205,364
      36,000   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                194,575
      11,400   LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                      469,889
      16,500   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                            214,199
      32,000   MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL &
                  COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                                         142,567
      22,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                              219,144
       1,900   NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                  & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                           546,093
       3,400   ONO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      148,043
      20,600   SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                      449,523
      18,000   SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                            306,228
      47,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                               239,784
      20,500   SUGI PHARMACY COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                            374,441
       6,850   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                        162,972
      17,300   TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                          240,314
      16,600   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIONS)                                                                                          523,231
       6,200   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                    375,815

                                                                                                                   5,741,259
                                                                                                             ---------------
NETHERLANDS: 3.73%
       6,544   HEINEKEN NV (EATING & DRINKING PLACES)                                                                186,060
      95,434   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                         1,275,547
      27,779   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                 548,073

                                                                                                                   2,009,680
                                                                                                             ---------------

                   104 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL CORE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
RUSSIA: 0.53%
       7,659   LUKOIL ADR (OIL & GAS EXTRACTION)                                                             $       287,213
                                                                                                             ---------------
SINGAPORE: 0.35%
      34,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                  188,895
                                                                                                             ---------------
SOUTH KOREA: 0.28%
         206   LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                         153,392
                                                                                                             ---------------
SPAIN: 3.44%
       7,717   BOLSAS Y MERCADOS ESPANOLES SA (BUSINESS SERVICES)                                                    178,502
      73,940   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                              238,716
      35,566   GRIFOLS SA (HEALTH SERVICES)                                                                          512,696
      46,356   TELEFONICA SA (COMMUNICATIONS)                                                                        925,063

                                                                                                                   1,854,977
                                                                                                             ---------------
SWEDEN: 0.84%
      55,613   NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                   277,409
      12,138   SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                   175,733

                                                                                                                     453,142
                                                                                                             ---------------
SWITZERLAND: 14.43%
      23,797   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                      332,192
      10,911   LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)<<                                                      1,078,351
      27,944   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                   944,641
      23,136   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                             875,603
       6,101   PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                               323,997
      11,018   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                    1,511,914
         408   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                   428,323
       3,205   SWISSCOM AG (COMMUNICATIONS)                                                                          900,289
       4,437   SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                      494,255
       5,618   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                     888,871

                                                                                                                   7,778,436
                                                                                                             ---------------
UNITED KINGDOM: 13.93%
     103,401   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                               496,279
      31,529   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                   477,274
      21,104   BHP BILLITON PLC (COAL MINING)                                                                        419,391
     155,668   BP PLC (OIL & GAS EXTRACTION)                                                                       1,053,139
      17,709   BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                       409,858
     147,691   COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                           676,004
      19,330   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                  218,140
      50,130   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                           284,118
      33,209   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                         746,671
      16,026   INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                         203,619
      67,032   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    259,687
      24,614   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                  554,834
      28,622   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             274,746
      55,584   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                   265,901
      18,380   TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                 211,771
      26,472   UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                500,618
     261,110   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                   459,885

                                                                                                                   7,511,935
                                                                                                             ---------------
USA: 4.36%
      10,230   AGNICO-EAGLE MINES LIMITED (METAL MINING)                                                             582,292
      15,269   KINROSS GOLD CORPORATION (METAL MINING)                                                               272,857
       2,106   POSCO ADR (PRIMARY METAL INDUSTRIES)                                                                  140,744

                   Wells Fargo Advantage Master Portfolios 105


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL CORE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
USA (continued)
      11,815   RANDGOLD RESOURCES LIMITED ADR (METAL MINING)                                                 $       642,145
       7,437   RENAISSANCERE HOLDINGS LIMITED (INSURANCE CARRIERS)                                                   367,685
      14,741   SINA CORPORATION (BUSINESS SERVICES)                                                                  342,728
                                                                                                                   2,348,451
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $53,301,732)                                                                            50,212,401
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 2.08%

COLLATERAL INVESTED IN BUSINESS TRUSTS: 2.08%
   1,094,012   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                                           1,094,012
      19,567   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B                                              15,654
      11,602   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES C                                              10,267
                                                                                                                   1,119,933
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,125,181)                                                          1,119,933
                                                                                                             ---------------
PREFERRED STOCKS: 0.96%
       9,042   VOLKSWAGEN AG PREFERRED                                                                               520,654
TOTAL PREFERRED STOCKS (COST $443,092)                                                                               520,654
                                                                                                             ---------------
SHORT-TERM INVESTMENTS: 3.82%
   2,061,859   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        2,061,859
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,061,859)                                                                     2,061,859
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $56,931,864)*                                                        100.00%                           $    53,914,847
Other Assets and Liabilities, Net                                            0.00                                     (2,514)
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $    53,912,333
                                                                           ------                            ---------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $2,061,859.

* Cost for federal income tax purposes is $57,642,896 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 2,736,118
Gross unrealized depreciation                 (6,464,167)
                                             -----------
Net unrealized appreciation (depreciation)   $(3,728,049)

The accompanying notes are an integral part of these financial statements.

                   106 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 96.49%
BELGIUM: 2.81%
      16,847   DELHAIZE GROUP (FOOD STORES)                                                                  $     1,092,513
      60,591   INBEV NA (FOOD & KINDRED PRODUCTS)                                                                  1,670,002

                                                                                                                   2,762,515
                                                                                                             ---------------
BERMUDA: 0.31%
       9,088   COVIDIEN LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                   302,085
                                                                                                             ---------------
BRAZIL: 2.74%
      52,545   PETROLEO BRASILEIRO CLASS A SA ADR (OIL COMPANIES)                                                  1,287,353
     115,318   REDECARD SA (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                   1,397,387

                                                                                                                   2,684,740
                                                                                                             ---------------
CANADA: 2.49%
      82,570   CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                          2,446,549
                                                                                                             ---------------
CHINA: 4.63%
   2,901,029   CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                1,646,908
     725,000   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                           2,404,007
      85,600   GUANGZHOU R&F PROPERTIES COMPANY LIMITED (REAL ESTATE)                                                 99,399
      65,500   PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED
                  (INSURANCE CARRIERS)                                                                               390,857

                                                                                                                   4,541,171
                                                                                                             ---------------
FINLAND: 1.60%
      82,483   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                      1,572,576
                                                                                                             ---------------
FRANCE: 14.01%
       1,476   ACCOR SA (METAL MINING)                                                                                51,408
      23,293   ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  1,206,475
      18,660   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                              771,519
      58,440   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                              2,090,165
      25,417   CARREFOUR SA (FOOD STORES)                                                                            992,812
      85,077   FRANCE TELECOM SA (COMMUNICATIONS)                                                                  1,938,526
      35,535   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                             2,232,652
       8,499   TECHNIP SA (OIL & GAS EXTRACTION)                                                                     300,475
       3,846   UNIBAIL (REAL ESTATE)                                                                                 544,859
      97,532   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                  CONSTRUCTION CONTRACTS)                                                                          3,622,447

                                                                                                                  13,751,338
                                                                                                             ---------------
GERMANY: 13.81%
      11,630   ALLIANZ AG (INSURANCE CARRIERS)                                                                       977,472
      73,215   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                 3,501,853
      79,154   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                               2,006,534
      16,889   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                            181,979
      28,921   FRAPORT AG (TRANSPORTATION SERVICES)                                                                  931,027
      38,349   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                        2,607,653
      11,084   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                  1,351,869
      24,050   WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                      1,998,016

                                                                                                                  13,556,403
                                                                                                             ---------------
HONG KONG: 5.14%
     324,654   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                   626,638
     393,600   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG)
                  LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                               905,972
   1,116,913   CHINA RESOURCES LAND (HONG KONG) LIMITED (REAL ESTATE)                                              1,729,280
     102,208   HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                   501,110
     172,000   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                 403,891

                   Wells Fargo Advantage Master Portfolios 107


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
HONG KONG (continued)
     474,129   NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                      $       638,648
      26,624   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                         238,395

                                                                                                                   5,043,934
                                                                                                             ---------------
INDIA: 1.17%
      15,043   HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                           418,719
      17,677   ICICI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                          115,954
      46,527   ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                                      618,344

                                                                                                                   1,153,017
                                                                                                             ---------------
ITALY: 0.99%
     354,288   INTESA SANPAOLO SPA (DEPOSITORY INSTITUTIONS)                                                         975,543
                                                                                                             ---------------
JAPAN: 9.42%
      30,300   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             863,222
      74,200   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                        1,463,236
       1,125   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                       2,976,587
     105,233   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY
                  INSTITUTIONS)                                                                                      506,045
     226,821   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                         430,796
     121,950   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                 2,006,936
      31,800   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIIONS)                                                                                       1,002,334

                                                                                                                   9,249,156
                                                                                                             ---------------
LUXEMBOURG: 0.24%
       5,620   RTL GROUP SA (COMMUNICATIONS)                                                                         231,469
                                                                                                             ---------------
NETHERLANDS: 4.22%
     233,453   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                   4,140,722
                                                                                                             ---------------
RUSSIA: 2.19%
     144,380   GAZPROM ADR (OIL & GAS EXTRACTION)                                                                  2,151,262
                                                                                                             ---------------
SOUTH KOREA: 1.24%
      11,153   NHN CORPORATION (BUSINESS SERVICES)+                                                                1,217,497
                                                                                                             ---------------
SPAIN: 5.86%
      45,904   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                          1,790,004
     198,448   TELEFONICA SA (COMMUNICATIONS)                                                                      3,960,154

                                                                                                                   5,750,158
                                                                                                             ---------------
SWITZERLAND: 9.33%
      48,989   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                              1,746,441
     123,553   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                 4,176,684
       4,910   ROCHE HOLDINGS AG BEARER SHARES (MEDICAL PRODUCTS)                                                    700,504
      18,455   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                    2,532,435

                                                                                                                   9,156,064
                                                                                                             ---------------
TAIWAN: 1.29%
     141,326   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC
                  & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                       1,264,868
                                                                                                             ---------------
UNITED KINGDOM: 10.47%
     237,242   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                               1,793,936
     485,414   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                  MOBILE HOME DEALERS)                                                                             1,042,651
     361,007   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                           2,773,830
      57,930   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                      359,081
     399,442   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                 1,910,839

                   108 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
UNITED KINGDOM (continued)
       5,159   UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                        $        97,563
     625,590   WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                         2,293,429

                                                                                                                  10,271,329
                                                                                                             ---------------
USA: 2.53%
      45,183   PHILIP MORRIS INTERNATIONAL (TOBACCO PRODUCTS)                                                      1,607,611
      21,473   SCHLUMBERGER LIMITED (OIL & GAS EXTRACTION)                                                           872,234

                                                                                                                   2,479,845
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $131,076,215)                                                                           94,702,241
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 8.73%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 8.73%
   8,494,090   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                                           8,494,090
      57,600   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B                                              46,080
      34,066   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES C                                              30,145
                                                                                                                   8,570,315
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,585,756)                                                          8,570,315
                                                                                                             ---------------
SHORT-TERM INVESTMENTS: 2.99%
   2,929,321   Wells Fargo Advantage Money Market Trust~+++                                                        2,929,321
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,929,321)                                                                     2,929,321
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $142,591,292)*                                                                  108.21%                $   106,201,877
OTHER ASSETS AND LIABILITIES, NET                                                      (8.21)                    (8,059,235)
                                                                                      ------                 ---------------
TOTAL NET ASSETS                                                                      100.00%                $    98,142,642
                                                                                      ------                 ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $2,929,321.

* Cost for federal income tax purposes is $143,538,766 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  1,088,898
Gross unrealized depreciation                 (38,344,234)
                                             ------------
Net unrealized appreciation (depreciation)   $(37,255,336)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 109


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 96.43%
AUSTRALIA: 6.68%
       3,440   AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                        $        35,784
      12,135   ALUMINA LIMITED (METAL MINING)                                                                         10,801
       6,753   AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                               20,896
      15,387   AMP LIMITED (INSURANCE CARRIERS)                                                                       50,287
       3,160   ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                            7,493
       1,406   ASX LIMITED (BUSINESS SERVICES)                                                                        28,695
      16,109   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY
                  INSTITUTIONS)                                                                                      176,422
       6,979   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                 16,500
       2,265   BENDIGO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         12,899
      26,189   BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
                  EXCEPT FUELS)                                                                                      581,099
       1,386   BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS
                  MADE FROM FABRICS & SIMILAR MATERIALS)                                                               8,192
       6,732   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                       12,030
       5,049   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                               12,674
      13,462   BRAMBLES LIMITED (BUSINESS SERVICES)                                                                   44,932
       1,184   CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                      7,336
      13,418   CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                  15,208
       4,275   COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                     25,773
         465   COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    16,199
      11,934   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                              288,201
       3,686   COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                              22,504
       3,813   CROWN LIMITED (CASINO & GAMING)                                                                        16,836
       4,748   CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                             107,267
      10,818   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                                            9,027
      26,541   DB RREEF TRUST (REAL ESTATE)                                                                           13,842
      18,046   FAIRFAX MEDIA LIMITED (COMMUNICATIONS)<<                                                               12,737
      10,514   FORTESCUE METALS GROUP LIMITED (METAL MINING)+                                                         18,643
      14,908   FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                       52,454
      11,290   GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                      8,204
      34,125   GPT GROUP (REAL ESTATE)                                                                                10,322
       4,224   HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                             7,549
      13,077   INCITEC PIVOT LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                    19,277
      14,573   INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                 35,467
       3,720   JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                    10,864
       1,241   LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL
                  CONTRACTORS & OPERATIVE BUILDERS)                                                                   16,655
       3,177   LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                           14,337
       2,337   LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                          13,130
      16,677   MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                                    1,971
       6,299   MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                                7,950
      16,480   MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                    3,724
       2,193   MACQUARIE GROUP LIMITED (DEPOSITORY INSTITUTIONS)<<                                                    41,249
      20,203   MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                    20,651
       5,969   METCASH LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                        16,851
      13,630   MIRVAC GROUP (REAL ESTATE)                                                                              8,056
      14,730   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                             205,875
       3,751   NEWCREST MINING LIMITED (METAL MINING)                                                                 85,369
       1,156   NUFARM LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                            9,083
       6,886   ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                            10,773
       2,752   ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 28,299
       6,836   ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                           70,351
      26,224   OZ MINERALS LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
                  EXCEPT FUELS)(a)                                                                                     8,570

                   110 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
AUSTRALIA (continued)
         294   PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                      $         5,507
       8,258   QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                 10,020
       7,699   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                      103,162
       2,217   RIO TINTO LIMITED (METAL MINING)                                                                       87,208
       4,712   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                  55,209
       1,300   SIMS GROUP LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                          15,186
       3,010   SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                             23,170
       8,488   SP AUSNET (ELECTRIC, GAS & SANITARY SERVICES)                                                           5,371
      11,957   STOCKLAND (REAL ESTATE)                                                                                25,691
       8,896   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                       37,115
       4,551   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                             20,570
       9,046   TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                                 17,424
      34,648   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                           77,337
       5,125   TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                        22,275
       9,438   TRANSURBAN GROUP (SOCIAL SERVICES)                                                                     30,649
       7,965   WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           104,394
       1,240   WESFARMERS LIMITED - PRICE PROTECTED SHARES (MISCELLANEOUS
                  MANUFACTURING INDUSTRIES)                                                                           16,376
      15,739   WESTFIELD GROUP (PROPERTIES)                                                                          109,441
      21,807   WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                 289,477
       3,851   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                     102,024
       9,645   WOOLWORTHS LIMITED (FOOD STORES)                                                                      167,734
       1,225   WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                              15,333

                                                                                                                   3,619,981
                                                                                                             ---------------
AUSTRIA: 0.34%
       1,562   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY
                  INSTITUTIONS)<<                                                                                     26,460
       1,280   OMV AG (OIL & GAS EXTRACTION)                                                                          42,855
         492   RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)<<                                     13,864
         407   STRABAG SE (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                                            7,998
       2,677   TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                    40,546
         633   VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC,
                  GAS & SANITARY SERVICES)<<                                                                          24,044
         897   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                                           11,739
         310   WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                      8,909
         715   WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                  MOBILE HOME DEALERS)                                                                                 5,633

                                                                                                                     182,048
                                                                                                             ---------------
BELGIUM: 0.91%
       2,600   ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)+                                                         10
       1,311   BELGACOM SA (COMMUNICATIONS)                                                                           41,106
         129   COLRUYT SA (FOOD STORES)                                                                               29,596
         306   COMPAGNIE NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT
                   OFFICES)                                                                                           14,205
         778   DELHAIZE GROUP (FOOD STORES)                                                                           50,453
       4,392   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                     15,172
      17,333   FORTIS (DEPOSITORY INSTITUTIONS)                                                                       31,849
       9,100   FORTIS - STRIP WHEN PRESENTED (DEPOSITORY INSTITUTIONS)+                                                   12
         626   GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS FINANCIAL
                  SERVICES)                                                                                           42,550
       5,673   INBEV NA (FOOD & KINDRED PRODUCTS)                                                                    156,359
       1,369   KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                               22,172
         260   MOBISTAR SA (COMMUNICATIONS)                                                                           16,426
         475   SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                33,290
         782   UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                   23,055
       1,019   UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                     18,825

                                                                                                                     495,080
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 111


              Portfolio of Investments--March 31, 2009 (Unaudited)

 INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
BERMUDA: 0.00%
          50   INDEPENDENT TANKERS CORPORATION LIMITED (WATER TRANSPORTATION)+                               $            22
                                                                                                             ---------------
DENMARK: 0.80%
           9   A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY
                  PASS TRANSPORTATION)                                                                                39,491
         512   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                21,005
         182   COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    11,200
         438   DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                  13,106
       3,528   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                              29,702
       1,650   DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                   12,096
         423   FLSMIDTH & COMPANY A/S (BUILDING MATERIALS, HARDWARE, GARDEN
                  SUPPLY & MOBILE HOME DEALERS)                                                                       10,752
         436   JYSKE BANK (BUSINESS SERVICES)                                                                          9,954
       3,502   NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                167,718
         356   NOVOZYMES A/S CLASS B (HEALTH SERVICES)                                                                25,717
         133   TOPDANMARK A/S (INSURANCE CARRIERS)                                                                    13,095
         233   TRYGVESTA A/S (WHOLESALE TRADE-DURABLE GOODS)                                                          11,782
       1,348   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       59,149
         220   WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                        8,849

                                                                                                                     433,616
                                                                                                             ---------------
FINLAND: 1.22%
       1,107   ELISA OYJ (COMMUNICATIONS)                                                                             16,164
       3,442   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                         65,623
         538   KESKO OYJ (FOOD STORES)                                                                                11,172
       1,259   KONE OYJ (BUSINESS SERVICES)                                                                           26,094
       1,057   METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)<<                                                                                        12,499
       1,130   NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)                                                           15,040
      29,676   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                         350,117
         900   NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                          10,570
       1,000   OKO BANK (DEPOSITORY INSTITUTIONS)                                                                      5,899
       1,353   ORIOLA-KD OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                     3,056
         776   ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    11,238
       1,038   OUTOKUMPU OYJ (METAL MINING)                                                                           11,253
         600   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                              9,614
       3,320   SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                         49,050
         720   SANOMAWSOY OYJ (MULTI MEDIA)<<                                                                          9,202
       4,560   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                               16,176
       4,034   UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)<<                                                            23,314
         689   WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  14,535

                                                                                                                     660,616
                                                                                                             ---------------
FRANCE: 9.90%
       1,480   ACCOR SA (METAL MINING)                                                                                51,547
         235   AEROPORTS DE PARIS (TRANSPORTATION BY AIR)                                                             12,489
       1,190   AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                 10,593
       1,953   AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                             158,908
      17,984   ALCATEL SA (COMMUNICATIONS)                                                                            33,881
       1,682   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        87,120
         577   ATOS ORIGIN (BUSINESS SERVICES)+                                                                       14,818
      12,082   AXA SA (INSURANCE CARRIERS)                                                                           145,272
         112   BIOMERIEUX (HEALTH SERVICES)                                                                            8,756
       6,406   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                              264,863
       1,861   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                 66,561
         322   BUREAU VERITAS SA (ENVIRONMENTAL CONTROL)                                                              12,193
       1,113   CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                          35,815
       4,997   CARREFOUR SA (FOOD STORES)                                                                            195,188

                   112 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
FRANCE (continued)
         339   CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                    $        22,078
         425   CHRISTIAN DIOR SA (CHEMICALS & ALLIED PRODUCTS)                                                        23,306
         316   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                   19,942
       2,862   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                     80,308
       1,111   COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS (MEASURING, ANALYZING
                  & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                        12,913
       1,125   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER &
                  MISCELLANEOUS PLASTICS PRODUCTS)                                                                    41,746
       6,910   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                           76,310
         502   DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                          19,515
         295   EIFFAGE SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                                           13,730
       1,555   ELECTRICITE DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)                                           61,019
          41   ERAMET (METAL MINING)                                                                                   9,019
       1,563   ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE (MEASURING,
                  ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                            60,429
         202   EURAZEO SA (HOLDING & OTHER INVESTMENT OFFICES)                                                         5,424
         686   EUTELSAT COMMUNICATIONS (COMMUNICATIONS)+                                                              14,583
      14,281   FRANCE TELECOM SA (COMMUNICATIONS)                                                                    325,400
       8,552   GAZ DE FRANCE (GAS DISTRIBUTION)                                                                      293,721
       1,715   GAZ DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)+                                                       2
         128   GECINA SA (REAL ESTATE)                                                                                 4,911
       3,440   GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                               167,551
         430   HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                  FABRICS & SIMILAR MATERIALS)                                                                        50,023
         170   ICADE (REAL ESTATE)                                                                                    12,041
         135   ILIAD SA (BUSINESS SERVICES)                                                                           12,591
         253   IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      9,262
         205   IPSEN (CHEMICALS & ALLIED PRODUCTS)                                                                     7,896
         580   JCDECAUX SA (BUSINESS SERVICES)                                                                         6,565
         703   KLEPIERRE (REAL ESTATE)                                                                                12,371
       1,898   L'OREAL SA (APPAREL & ACCESSORY STORES)                                                               130,624
         984   LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    44,306
         916   LAGARDERE SCA (COMMUNICATIONS)                                                                         25,721
         763   LEGRAND SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                          13,265
       1,929   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                               121,198
         502   M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                8,197
       8,342   NATIXIS (DEPOSITORY INSTITUTIONS)                                                                      14,175
         243   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    18,856
           1   NYSE EURONEXT (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                                               18
       1,004   PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               8,493
       1,278   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                71,249
       1,187   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                            22,457
         589   PPR SA (APPAREL & ACCESSORY STORES)                                                                    37,781
       1,043   PUBLICIS GROUPE (COMMUNICATIONS)                                                                       26,772
       1,486   RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                  30,572
       1,539   SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                  14,333
       8,209   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                       462,218
       1,754   SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             116,775
       1,437   SCOR REGROUPE (INSURANCE CARRIERS)                                                                     29,583
         211   SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                        10,371
         197   SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)                                      12,561
       3,671   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                            143,880
         975   SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                         7,644
         733   SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                          33,428
       2,159   SUEZ ENVIRONNEMENT SA (ELECTRIC, GAS & SANITARY SERVICES)                                              31,768
         850   TECHNIP SA (OIL & GAS EXTRACTION)                                                                      30,051
         733   THALES SA (TRANSPORTATION BY AIR)                                                                      27,794

                   Wells Fargo Advantage Master Portfolios 113


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
FRANCE (continued)
      16,592   TOTAL SA (OIL & GAS EXTRACTION)                                                               $       825,004
          56   TOTAL SA CLASS B (OIL & GAS EXTRACTION)                                                                 2,784
         646   UNIBAIL (REAL ESTATE)                                                                                  91,518
         577   VALEO SA (TRANSPORTATION EQUIPMENT)                                                                     8,436
         411   VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                               38,120
       2,928   VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                               61,153
       3,320   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                  CONTRACTS)                                                                                         123,308
       9,128   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                 241,640
         219   WENDEL INVESTISSEMENT (HOLDING & OTHER INVESTMENT OFFICES)                                              5,790
         340   ZODIAC SA (TRANSPORTATION BY AIR)                                                                       8,623

                                                                                                                   5,361,126
                                                                                                             ---------------
GERMANY: 7.66%
           4   A.P. MOLLER-MAERSK A/S (WATER TRANSPORTATION)                                                          17,337
       1,538   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                         51,207
       3,535   ALLIANZ SE (INSURANCE CARRIERS)                                                                       297,108
       7,204   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                 218,129
       5,960   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                  285,065
       2,569   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIONS)                                                                                           74,373
         684   BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                             30,707
         725   CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                             13,370
       5,805   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                               31,004
       6,774   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                 171,719
       4,271   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)<<                                                          171,936
       1,513   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                               91,222
       1,881   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                          20,418
       6,566   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                             70,743
         748   DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                         11,876
      22,106   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                  274,611
      14,834   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                           412,105
         290   FRAPORT AG (TRANSPORTATION SERVICES)                                                                    9,336
         645   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    29,616
       1,481   FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                            57,574
         241   FRESENIUS SE (HEALTH SERVICES)                                                                          9,142
       1,282   GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                      13,677
         202   HAMBURGER HAFEN UND LOGISTIK AG (TRANSPORTATION SERVICES)                                               4,992
         478   HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                     15,242
         220   HEIDELBERGCEMENT AG (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            7,211
       1,008   HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                                              25,445
       1,382   HENKEL KGAA VORZUG (CHEMICALS & ALLIED PRODUCTS)                                                       37,604
         358   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                 13,560
       1,152   K+S AG (CHEMICALS & ALLIED PRODUCTS)                                                                   53,462
       1,062   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                           72,214
         820   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        35,734
         501   MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                               44,304
         880   METRO AG (FOOD STORES)                                                                                 29,054
       1,611   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                    196,487
         679   PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                  31,917
          52   PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                               7,895
         516   Q-CELLS AG (ELECTRIC, GAS & SANITARY SERVICES)<<+                                                      10,064
       3,473   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            243,678
         321   SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                              17,946
       6,696   SAP AG (BUSINESS SERVICES)                                                                            237,354
       6,777   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                        387,260
         714   SOLARWORLD AG (ENERGY)                                                                                 14,628

                   114 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
GERMANY (continued)
         538   SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                       $        10,372
       2,794   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                             48,889
       1,748   TUI AG (TRANSPORTATION BY AIR)                                                                          9,336
         997   UNITED INTERNET AG (COMMUNICATIONS)                                                                     8,332
         690   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                              212,041
         124   WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                         10,302

                                                                                                                   4,147,598
                                                                                                             ---------------
GREECE: 0.48%
       3,119   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                20,637
       1,395   COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                       20,017
       2,693   EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                     15,528
         920   HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                            8,764
       2,090   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                           31,211
       4,638   MARFIN INVESTMENT GROUP SA (HOLDING & OTHER INVESTMENT OFFICES)                                        16,761
       3,854   NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                   58,418
       1,730   OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                              45,556
       2,442   PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                              16,222
         850   PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                        15,359
         490   TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       10,416

                                                                                                                     258,889
                                                                                                             ---------------
HONG KONG: 2.30%
       1,500   ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                               5,254
      12,281   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                    23,705
      30,500   BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                               31,206
      11,000   CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                 10,928
      11,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                             94,735
       4,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION
                  OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                                         15,999
       8,098   CHINESE ESTATES HOLDINGS LIMITED (REAL ESTATE)                                                          9,821
      16,000   CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                              109,927
       8,500   ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                            43,319
      17,000   FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS
                  MANUFACTURING INDUSTRIES)+                                                                           7,194
      20,000   GENTING INTERNATIONAL PLC (REAL ESTATE)<<                                                               6,904
       7,000   HANG LUNG GROUP LIMITED (REAL ESTATE)                                                                  21,314
      17,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                             39,919
       5,900   HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                       59,414
       8,000   HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                               30,449
      31,220   HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                           49,223
         400   HONG KONG AIRCRAFT ENGINEERING (ENGINEERING, ACCOUNTING, RESEARCH
                  MANAGEMENT & RELATED SERVICES)                                                                       3,442
       8,000   HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                             75,555
      11,000   HONGKONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY
                  SERVICES)                                                                                           65,285
         500   HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED (HEAVY CONSTRUCTION OTHER
                  THAN BUILDING CONSTRUCTION CONTRACTS)                                                                  282
       5,000   HOPEWELL HOLDINGS (REAL ESTATE)                                                                        13,128
      14,000   HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED
                  (TELECOMMUNICATIONS)+                                                                                4,371
      17,000   HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                             83,348
       5,504   HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                         9,303
       5,476   KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                 13,212
       4,000   KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                              8,206
      18,200   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                  42,737
       6,000   LIFESTYLE INTERNATIONAL HOLDINGS LIMITED (GENERAL MERCHANDISE
                  STORES)                                                                                              4,800
      17,406   LINK REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                      34,405
      16,000   MONGOLIA ENERGY COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC
                  MINERALS, EXCEPT FUELS)                                                                              4,624
      11,685   MTR CORPORATION (RAILROAD TRANSPORTATION)                                                              28,102
      19,088   NEW WORLD DEVELOPMENT COMPANY LIMITED (BUILDING
                  CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                              19,037

                   Wells Fargo Advantage Master Portfolios 115


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
HONG KONG (continued)
      12,800   NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  $        10,015
       6,234   NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                8,397
       2,200   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                            5,478
      13,000   PACIFIC BASIN SHIPPING LIMITED (WATER TRANSPORTATION)                                                   5,921
      32,000   PCCW LIMITED (COMMUNICATIONS)                                                                          16,432
      10,000   SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER
                  LODGE PLACES)                                                                                       11,354
      13,745   SINO LAND COMPANY (REAL ESTATE)                                                                        13,744
      11,000   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                          98,496
       6,500   SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                              43,358
       2,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                         6,387
      10,625   WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                             26,375
       7,000   WHEELOCK & COMPANY (REAL ESTATE)                                                                       11,777
       1,500   WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        7,190
       5,500   YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                      12,532
                                                                                                                   1,246,604
                                                                                                             ---------------
IRELAND: 0.37%
       6,409   ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY INSTITUTIONS)(a)                                               0
       4,191   CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       90,305
       3,683   ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                    25,836
       7,947   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                             49,801
       1,101   KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                              22,308
         480   RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                      11,093
                                                                                                                     199,343
                                                                                                             ---------------
ITALY: 3.26%
         777   ACEA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                            9,291
      10,678   AEM SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                            16,216
       3,477   ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                        19,610
       8,329   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                       142,754
       2,066   ATLANTIA SPA (SOCIAL SERVICES)                                                                         31,237
         776   AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                4,475
       6,191   BANCA CARIGE SPA (DEPOSITORY INSTITUTIONS)                                                             20,317
      20,675   BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                          28,623
       3,398   BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                               16,930
       5,135   BANCO POPOLARE SPA (DEPOSITORY INSTITUTIONS)+                                                          23,605
       1,307   BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                5,748
      34,103   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                          163,680
      20,316   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     394,622
         664   EXOR SPA (HOLDING & OTHER INVESTMENT OFFICES)                                                           6,694
       5,508   FIAT SPA (TRANSPORTATION EQUIPMENT)<<                                                                  38,566
       3,142   FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                               39,113
         563   FONDIARIA SAI SPA (INSURANCE-MULTI LINE)                                                                6,582
      60,660   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                             167,029
       7,548   INTESA SANPAOLO RNC (DEPOSITORY INSTITUTIONS)                                                          14,210
         820   ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                8,302
         506   ITALCEMENTI SPA RNC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            2,669
         550   LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)                                                       9,046
       1,183   LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       18,374
       5,957   MEDIASET SPA (COMMUNICATIONS)                                                                          26,573
       3,818   MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                               32,414
       2,004   MEDIOLANUM SPA (INSURANCE CARRIERS)                                                                     6,923
      13,018   PARMALAT SPA (FOOD & KINDRED PRODUCTS)                                                                 26,826
      23,782   PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)                                                        5,555
         856   PRYSMIAN SPA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                               8,530

                   116 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
ITALY (continued)
       2,054   SAIPEM SPA (OIL & GAS EXTRACTION)                                                             $        36,568
       2,760   SARAS SPA (OIL & GAS EXTRACTION)                                                                        7,231
       6,072   SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                               32,592
      46,756   TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                47,615
      79,040   TELECOM ITALIA SPA (COMMUNICATIONS)                                                                   101,967
       9,861   TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                          30,723
      92,177   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)<<                                                   152,104
       4,711   UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                               51,919
       7,366   UNIPOL PREFERRED (INSURANCE COMPANIES)                                                                  4,365
       5,279   UNIPOL SPA (INSURANCE CARRIERS)                                                                         4,678

                                                                                                                   1,764,276
                                                                                                             ---------------
JAPAN: 23.48%
       3,000   77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              14,760
         200   ABC-MART INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                                   3,823
         420   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                            11,796
       1,200   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              17,712
       5,000   AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                            32,530
         700   AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT
                  INSTITUTIONS)                                                                                        6,322
         500   AEON MALL COMPANY LIMITED (REAL ESTATE)                                                                 6,339
       4,000   AIOI INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                    15,356
       1,600   AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 24,990
       5,000   AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                               35,106
         200   ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                        7,233
       5,000   ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                             19,498
       1,500   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                   5,107
       3,000   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                 15,699
       5,000   AOZORA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           5,455
       3,000   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                      35,642
       8,000   ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
                  SUPPLY & MOBILE HOME DEALERS)                                                                       41,946
       9,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                  32,278
       1,000   ASICS CORPORATION (FOOTWEAR)                                                                            6,850
       3,700   ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                            112,886
       2,000   BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                        16,811
      10,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                     42,229
         600   BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                             21,943
       4,800   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIONS)                                                                                           68,326
       1,900   BROTHER INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  13,878
       8,300   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             236,460
         600   CANON MARKETING JAPAN INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                      8,401
       1,900   CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
                  & COMPUTER EQUIPMENT)                                                                               13,302
          12   CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                67,162
       6,000   CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           29,398
       5,200   CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS &
                  SANITARY SERVICES)                                                                                 113,997
       1,700   CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED
                  PRODUCTS)                                                                                           28,509
           7   CITIGROUP INCORPORATED (DEPOSITORY INSTITUTIONS)+                                                          18
       2,800   CITIZEN HOLDINGS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                          11,315
         500   COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                          7,961
       4,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                       12,042
       1,300   CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                   12,542
       5,000   DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED
                  INDUSTRIES)                                                                                         45,411
       2,000   DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        7,132
       3,000   DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                   7,365
       1,000   DAIHATSU MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                               7,769
       5,300   DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           88,240

                  Wells Fargo Advantage Master Portfolios 117


              Portfolio of Investments--March 31, 2009 (Unaudited)

 INTERNATIONAL INDEX PORTFOLIO

  SHARES     SECURITY NAME                                                                                        VALUE
----------   --------------------------------------------------------------------                            ---------------
JAPAN (continued)
     2,000   DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
                SUPPLY & MOBILE HOME DEALERS)                                                                $        54,150
     5,000   DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                      7,274
     1,000   DAINIPPON SUMITOMO PHARMA COMPANY LIMITED
                (CHEMICALS & ALLIED PRODUCTS)                                                                          8,264
       600   DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                   20,003
     4,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL
                CONTRACTORS & OPERATIVE BUILDERS)                                                                     32,005
    10,000   DAIWA SECURITIES GROUP INCORPORATED
                (HOLDING & OTHER INVESTMENT OFFICES)                                                                  43,239
         2   DENA COMPANY LIMITED (BUSINESS SERVICES)                                                                  6,486
     4,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                         7,153
     3,800   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                             74,937
     1,500   DENTSU INCORPORATED (BUSINESS SERVICES)                                                                  22,670
     2,000   DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC
                MINERALS, EXCEPT FUELS)(a)                                                                             7,415
     2,700   EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                  139,930
     2,000   EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                      58,191
     1,080   ELECTRIC POWER DEVELOPMENT COMPANY LIMITED
                (ELECTRIC, GAS & SANITARY SERVICES)                                                                   31,859
       900   ELPIDA MEMORY INCORPORATED
                (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                              6,183
       500   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                  15,154
     1,500   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                               100,470
       400   FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                              45,138
     4,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS,
                HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                                                         4,688
     5,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                COMPUTER EQUIPMENT)                                                                                   16,265
         4   FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                     4,453
     3,800   FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING
                INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                         81,578
    15,000   FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                COMPUTER EQUIPMENT)                                                                                   55,311
     6,000   FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                           18,124
     5,000   FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING &
                CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                             14,043
         7   GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED
                INDUSTRIES)                                                                                               29
     3,000   GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             16,063
       200   HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                                     8,527
     9,800   HANKYU HANSHIN HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                                           44,255
    11,500   HASEKO CORPORATION (RESIDENTIAL)                                                                          5,344
       200   HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                                        3,728
     2,000   HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                            4,344
       200   HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                    19,114
       500   HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED
                (CHEMICALS & ALLIED PRODUCTS)                                                                         15,356
       900   HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           10,711
       900   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL &
                COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                                            11,538
       600   HITACHI HIGH-TECHNOLOGIES CORPORATION (MACHINERY)                                                         8,383
    26,000   HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                COMPUTER EQUIPMENT)                                                                                   69,869
     1,000   HITACHI METALS LIMITED (PRIMARY METAL INDUSTRIES)                                                         6,961
     1,500   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER
                ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                         30,005
    10,000   HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                          18,084
     1,400   HOKURIKU ELECTRIC POWER COMPANY (ELECTRIC, GAS & SANITARY SERVICES)                                      33,520
    12,900   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                  301,697
     3,200   HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                      62,393
     1,100   IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                26,282
       200   IDEMITSU KOSAN COMPANY LIMITED (OIL & GAS EXTRACTION)                                                    14,911
         6   INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                      41,400
     2,760   ISETAN MITSUKOSHI HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                                                21,107
    11,000   ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED
                (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                              12,446
    11,000   ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                          13,224
       500   ITO EN LIMITED (EATING & DRINKING PLACES)                                                                 6,087
    12,000   ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                   57,948
       200   ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY
                & COMPUTER EQUIPMENT)                                                                                  4,112
     3,800   J FRONT RETAILING COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                        13,052

                  118 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

 INTERNATIONAL INDEX PORTFOLIO

  SHARES     SECURITY NAME                                                                                        VALUE
----------   --------------------------------------------------------------------                            ---------------
JAPAN (continued)
       300   JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                      $         5,289
     7,000   JAPAN AIRLINES CORPORATION (TRANSPORTATION BY AIR)                                                       14,144
       200   JAPAN PETROLEUM EXPLORATION COMPANY (OIL & GAS EXTRACTION)                                                8,021
         5   JAPAN PRIME REALTY INVESTMENT CORPORATION
                (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                                9,183
         3   JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE INVESTMENT
                TRUSTS (REITS))                                                                                       22,913
         3   JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE INVESTMENT
                TRUSTS (REITS))                                                                                       11,396
     3,000   JAPAN STEEL WORKS (MACHINERY)                                                                            28,035
        35   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                            92,605
     4,100   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                     88,847
     2,000   JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                OPERATIVE BUILDERS)                                                                                   22,549
     5,000   JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              22,933
     1,500   JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            17,351
     1,600   JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                                             11,056
        21   JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)                                              13,960
     7,000   KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                OPERATIVE BUILDERS)                                                                                   17,114
     2,000   KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                       13,234
     2,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          9,779
     6,000   KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS &
                SANITARY SERVICES)                                                                                   129,717
     2,000   KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               11,052
     4,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            77,547
    12,000   KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING
                INDUSTRIES)                                                                                           23,761
     5,000   KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                     15,406
        23   KDDI CORPORATION (COMMUNICATIONS)                                                                       107,350
     3,000   KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED
                (RAILROAD TRANSPORTATION)                                                                             21,579
     5,000   KEIO CORPORATION (RAILROAD TRANSPORTATION)                                                               28,287
     2,000   KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                         9,961
       330   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                61,676
     1,000   KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                            8,304
     1,000   KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                OPERATIVE BUILDERS)                                                                                    8,082
    13,000   KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                           53,847
     6,000   KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                  63,161
    22,000   KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                TRANSPORTATION EQUIPMENT)                                                                             28,004
     7,000   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                COMPUTER EQUIPMENT)                                                                                   75,668
       800   KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
                COMPUTER EQUIPMENT)                                                                                   11,945
     3,500   KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING &
                CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                             29,631
     9,000   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                EQUIPMENT)                                                                                            48,644
     2,500   KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                          21,089
       900   KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL
                QUALITY & HOUSING PROGRAMS)                                                                           17,212
     1,300   KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                85,104
     2,000   KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          16,710
     3,000   KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
                SERVICES)                                                                                             66,980
       500   LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                         20,609
     1,100   LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                    6,468
       200   MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                8,062
     1,000   MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                22,226
    13,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                                                 40,057
     2,000   MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       10,567
       300   MARUICHI STEEL TUBE LIMITED (PRIMARY METAL INDUSTRIES)                                                    6,395
     1,000   MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS &
                SERVICE)                                                                                               6,486
    14,500   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE,
                FURNISHINGS & EQUIPMENT STORES)                                                                      156,594
     3,000   MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE,
                GARDEN SUPPLY & MOBILE HOME DEALERS)                                                                  21,700
     8,000   MAZDA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                       13,255
     1,200   MEDICEO PALTAC HOLDINGS COMPANY LIMITED
                (WHOLESALE TRADE NON-DURABLE GOODS)                                                                   12,741
     2,000   MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)(a)                                                    7,917
     5,400   MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                       130,656
     3,000   MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                10,850

                  Wells Fargo Advantage Master Portfolios 119


              Portfolio of Investments--March 31, 2009 (Unaudited)

 INTERNATIONAL INDEX PORTFOLIO

  SHARES     SECURITY NAME                                                                                        VALUE
----------   --------------------------------------------------------------------                            ---------------
JAPAN (continued)
    10,000   MITSUBISHI CHEMICAL HOLDINGS CORPORATION
                (CHEMICALS & ALLIED PRODUCTS)                                                                $        33,945
    10,700   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                              138,905
    15,000   MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
                COMPUTER EQUIPMENT)                                                                                  66,828
     9,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                         100,197
     3,000   MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED
                PRODUCTS)                                                                                             12,729
    25,000   MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING
                INDUSTRIES)                                                                                           75,264
     1,000   MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION &
                WAREHOUSING)                                                                                           9,648
     9,000   MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC
                MINERALS, EXCEPT FUELS)                                                                               24,095
    28,000   MITSUBISHI MOTORS CORPORATION (TRANSPORTATION EQUIPMENT)<<                                               35,359
     4,000   MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                  7,638
    85,770   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY
                INSTITUTIONS)                                                                                        412,452
       470   MITSUBISHI UFJ SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT
                INSTITUTIONS)                                                                                          9,781
    14,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                139,455
     5,000   MITSUI CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                              12,073
     6,000   MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED
                (TRANSPORTATION EQUIPMENT)                                                                             9,941
     7,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                             75,456
     5,000   MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                   8,183
     9,000   MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                       43,734
     3,000   MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED
                (INSURANCE CARRIERS)                                                                                  68,950
     8,000   MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                             24,246
       700   MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                     9,971
    74,200   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)<<                                                         140,926
    12,000   MIZUHO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                         11,032
     1,700   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                    64,919
     1,600   NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                     15,889
    15,000   NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                40,006
       300   NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                               1,812
     2,000   NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                30,409
     1,000   NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 8,415
     1,000   NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     3,566
       800   NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                        35,561
     3,000   NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                      33,520
       800   NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                               229,934
         4   NIPPON BUILDING FUND INCORPORATED (REAL ESTATE INVESTMENT TRUSTS
                (REITS))                                                                                              34,187
     3,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS
                MANUFACTURING INDUSTRIES)                                                                             20,791
     6,000   NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
                WAREHOUSING)                                                                                          18,669
     1,000   NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                               10,355
     7,000   NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                               27,580
    10,000   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                            49,199
       700   NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                16,902
     5,000   NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE,
                GARDEN SUPPLY & MOBILE HOME DEALERS)                                                                  12,224
    40,000   NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                     106,279
     4,100   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                               154,498
     9,000   NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                     34,278
     5,000   NIPPONKOA INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                 28,590
     6,000   NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                 12,850
     1,000   NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          8,294
    17,500   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                STATIONS)                                                                                             61,878
     1,000   NISSAY DOWA GENERAL INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                        3,799
     1,500   NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                              15,957
     6,000   NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT
                MACHINERY & TRANSPORTATION EQUIPMENT)                                                                 10,002
     1,000   NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                 9,375
       700   NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                           20,508
       300   NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT
                STORES)                                                                                               16,730
     1,300   NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    26,332

                   120 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

  SHARES     SECURITY NAME                                                                                        VALUE
----------   --------------------------------------------------------------------                            ---------------
JAPAN (continued)
       900   NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                      $         7,610
    19,700   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS,
                EXCHANGES & SERVICES)                                                                                 98,515
       400   NOMURA REAL ESTATE HOLDINGS INCORPORATED (REAL ESTATE)                                                    6,001
         2   NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE INVESTMENT TRUSTS
                (REITS))                                                                                              11,052
       900   NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
                 & COMPUTER EQUIPMENT)                                                                                13,911
     3,000   NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                   11,426
     3,000   NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                TRANSPORTATION EQUIPMENT)                                                                              8,395
        10   NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                26,994
       123   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                166,137
         9   NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                           7,165
     5,000   OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                OPERATIVE BUILDERS)                                                                                   24,145
        60   OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                EQUIPMENT)                                                                                             7,456
     5,000   ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                        38,592
     7,000   OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                      28,287
     2,000   OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                         31,924
     1,700   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                19,871
       800   ONO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         34,834
     1,000   ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS
                MADE FROM FABRICS & SIMILAR MATERIALS)                                                                 6,486
       300   ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY &
                COMPUTER EQUIPMENT)                                                                                   11,274
       400   ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                          25,378
       720   ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                  23,058
    15,000   OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                            46,674
       100   OTSUKA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                EQUIPMENT)                                                                                             3,698
       500   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              7,789
        54   RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                    25,749
     4,000   RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)<<                                                 52,937
     5,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                58,746
       800   ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                39,521
       400   SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                               17,255
       600   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      16,609
    14,000   SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                COMPUTER EQUIPMENT)                                                                                   20,650
     2,500   SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                            6,971
     2,000   SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                       7,536
       136   SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                           14,016
     1,600   SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                58,676
     1,600   SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                       13,950
     1,100   SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                14,802
     3,000   SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL
                CONTRACTORS & OPERATIVE BUILDERS)                                                                     14,851
     3,000   SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                OPERATIVE BUILDERS)                                                                                   22,549
     6,420   SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                        140,094
         4   SEVEN BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             10,604
     8,000   SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                                                              62,717
     1,400   SHIKOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS &
                SANITARY SERVICES)                                                                                    37,268
     2,000   SHIMADZU CORPORATION (MEASURING, ANALYZING & CONTROLLING
                INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                         12,709
       200   SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                   10,628
       500   SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT
                STORES)                                                                                               14,977
     5,000   SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                OPERATIVE BUILDERS)                                                                                   20,660
     3,200   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        154,205
       600   SHINKO ELECTRIC INDUSTRIES (ELECT COMPONENTS-SEMICONDUCTORS)                                              5,686
     4,000   SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS,
                DEALERS, EXCHANGES & SERVICES)                                                                         7,718
    13,000   SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           13,002
     2,000   SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 34,025
     3,000   SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                    43,491
     5,000   SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                          44,653
    10,000   SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                             12,224
     1,500   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                             13,578

                  Wells Fargo Advantage Master Portfolios 121


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
JAPAN (continued)
         400   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                 $        38,188
       5,900   SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                              74,864
      10,500   SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                        12,411
       7,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                35,712
       7,900   SONY CORPORATION (ELECTRONIC)                                                                         159,461
           7   SONY FINANCIAL HOLDINGS INCORPORATED (INSURANCE - LIFE)                                                18,599
         500   SQUARE ENIX COMPANY LIMITED (BUSINESS SERVICES)                                                         9,390
       1,200   STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL
                  MACHINERY & COMPUTER EQUIPMENT)                                                                     13,263
       1,000   SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              14,568
      12,000   SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        40,370
       8,800   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                               74,945
       5,800   SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING &
                  CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                           48,106
       5,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL
                  MACHINERY & COMPUTER EQUIPMENT)                                                                     16,417
      30,000   SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS,
                  EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                                                        59,706
       4,000   SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF
                  NONMETALLIC MINERALS, EXCEPT FUELS)                                                                 38,026
       5,200   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY
                  INSTITUTIONS)                                                                                      179,138
       3,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                            32,823
       1,500   SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                           9,941
         100   SUMITOMO TITANIUM (NON-FERROUS METALS)                                                                  2,576
      11,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY
                  INSTITUTIONS)                                                                                       41,451
       2,000   SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                          16,366
         600   SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       15,608
       2,700   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                    44,434
       1,600   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                         38,066
       7,000   TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE
                  PRODUCTS)                                                                                           10,183
       8,000   TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                 15,194
       1,000   TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING &
                  CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                           18,467
       2,000   TAIYO NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                           12,951
       2,000   TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                               11,416
       6,400   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED
                  PRODUCTS)                                                                                          219,831
         880   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                               4,098
       2,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           19,619
       1,000   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                          36,874
       7,000   TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                 15,063
       1,300   TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       47,674
       1,000   THE CHUGOKU BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                     12,709
       2,200   THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS &
                  SANITARY SERVICES)                                                                                  47,563
       3,000   THE HACHIJUNI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   17,306
       4,000   THE HIROSHIMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   15,154
       2,000   THE IYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         20,104
       1,000   THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                          13,356
       6,000   TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                 30,247
       1,000   TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                           13,891
       4,000   TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED
                  INDUSTRIES)                                                                                         18,265
       3,400   TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS &
                  SANITARY SERVICES)                                                                                  74,365
       2,000   TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     12,628
         300   TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                 3,922
       9,500   TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS &
                  SANITARY SERVICES)                                                                                 236,096
       1,300   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              47,805
      18,000   TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                          62,737
         900   TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                        8,938
       2,000   TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS &
                  SERVICE)                                                                                             5,112
       9,000   TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                            37,460
       4,000   TOKYU LAND CORPORATION (REAL ESTATE)                                                                   10,911
       2,000   TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                          19,457
       4,000   TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED
                  INDUSTRIES)                                                                                         27,034

                  122 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
JAPAN (continued)
      10,000   TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                         $        39,905
      24,000   TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                          61,585
       4,000   TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                         7,516
       2,100   TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING
                  INDUSTRIES)                                                                                         23,464
       2,000   TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                           9,941
       1,300   TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE
                  PRODUCTS)                                                                                           18,833
       1,000   TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                   20,458
         500   TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 7,491
         500   TOYOTA BOSHOKU CORPORATION (TRANSPORTATION EQUIPMENT)                                                   5,107
       1,400   TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                               29,631
      21,500   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIONS)                                                                                          677,678
       1,700   TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                          16,247
       1,000   TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                 27,984
         500   TSUMURA & COMPANY (CHEMICALS & ALLIED PRODUCTS)                                                        12,881
       8,000   UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                             14,386
         300   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                     18,185
       1,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                              7,759
       1,000   USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       13,982
         210   USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIONS)                                                                                            9,123
          13   WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                   40,976
         115   YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                            30,056
         800   YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                14,176
         670   YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS &
                  EQUIPMENT STORES)                                                                                   26,127
       2,000   YAMAGUCHI FINANCIAL GROUP (DEPOSITORY INSTITUTIONS)                                                    18,730
       1,400   YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT
                  STORES)                                                                                             13,535
       1,700   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                15,028
         300   YAMATO KOGYO COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                                 6,365
       3,000   YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                             28,095
       1,000   YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                              10,668
       2,000   YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                   8,587
       1,700   YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                   6,767

                                                                                                                  12,716,691
                                                                                                             ---------------
KAZAKHSTAN: 0.03%
       2,635   EURASIAN NATURAL RESOURCES CORPORATION (METAL MINING)                                                  17,061
                                                                                                             ---------------
LUXEMBOURG: 0.44%
       6,784   ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                   137,677
         548   MILLICOM INTERNATIONAL CELLULAR SA (COMMUNICATIONS)+                                                   20,602
       2,196   SES FDR (COMMUNICATIONS)                                                                               41,955
       3,798   TENARIS SA (PRIMARY METAL INDUSTRIES)                                                                  38,653

                                                                                                                     238,887
                                                                                                             ---------------
NETHERLANDS: 3.20%
      10,857   AEGON NV (INSURANCE CARRIERS)                                                                          42,178
       1,839   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                            69,622
       3,346   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                      59,353
         465   BOSKALIS WESTMINSTER (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                           9,347
         372   CORIO NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                       15,391
       2,529   EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY
                  AIR)<<                                                                                              29,434
         472   FUGRO NV (OIL FIELD SERVICES)                                                                          15,019
         855   HEINEKEN HOLDING NV (FOOD & KINDRED PRODUCTS)                                                          20,777
       1,901   HEINEKEN NV (EATING & DRINKING PLACES)                                                                 54,049
      15,327   ING GROEP NV (FINANCIAL SERVICES)                                                                      84,509
      13,744   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                           183,699

                   Wells Fargo Advantage Master Portfolios 123


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
NETHERLANDS (continued)
       7,659   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER
                  ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)<<                                                                               $       112,748
       9,387   KONINKLIJKE AHOLD NV (FOOD STORES)                                                                    102,893
       1,056   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)<<                                                     27,801
       1,520   QIAGEN NV (HEALTH SERVICES)+                                                                           24,315
         807   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        13,702
       4,869   REED ELSEVIER NV (COMMUNICATIONS)                                                                      52,166
      20,581   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED
                  INDUSTRIES)                                                                                        462,934
       1,167   SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                                              15,551
       1,036   SNS REAAL (DEPOSITORY INSTITUTIONS)                                                                     3,653
       2,809   TNT NV (TRANSPORTATION SERVICES)                                                                       48,069
      12,712   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                 250,805
       2,116   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                           34,326

                                                                                                                   1,732,341
                                                                                                             ---------------
NEW ZEALAND: 0.10%
       7,762   AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL
                  TRADE CONTRACTORS)                                                                                   7,572
       2,518   CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                              8,217
       4,149   FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
                  SUPPLY & MOBILE HOME DEALERS)                                                                       14,202
       4,301   SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES,
                  CAMPS & OTHER LODGE PLACES)                                                                          6,895
      14,268   TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                                            18,559

                                                                                                                      55,445
                                                                                                             ---------------
NORWAY: 0.71%
       1,346   AKER KVAERNER ASA (ENGINEERING CONSTRUCTION)                                                            8,723
       5,814   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                  26,171
         450   FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                8,035
       5,627   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                 21,268
       6,433   ORKLA ASA (MISCELLANEOUS RETAIL)                                                                       44,226
       1,176   RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY
                  SERVICES)+                                                                                          10,202
       2,168   SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                             21,099
      10,103   STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                            178,746
       6,493   TELENOR ASA (COMMUNICATIONS)                                                                           37,198
       1,400   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                         30,676

                                                                                                                     386,344
                                                                                                             ---------------
PORTUGAL: 0.32%
       2,592   BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                  5,180
      18,212   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)<<                                               14,953
       1,982   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)<<                                                     7,714
       2,341   BRISA-AUTO ESTRADAS DE PORTUGAL SA (CONSTRUCTION)                                                      16,173
       2,170   CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE
                  PRODUCTS)<<                                                                                         10,800
      14,185   ENERGIAS DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                  & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                            49,245
       1,504   GALP ENERGIA SGPS SA (OIL & GAS EXTRACTION)                                                            17,944
       1,835   JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                    9,040
       4,934   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                              38,218
       1,368   PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA
                  (COMMUNICATIONS)                                                                                     7,290

                                                                                                                     176,557
                                                                                                             ---------------
SINGAPORE: 1.12%
      11,000   ASCENDAS REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                   8,823
      21,000   CAPITALAND LIMITED (REAL ESTATE)                                                                       32,171
      17,670   CAPITAMALL TRUST (REAL ESTATE INVESTMENT TRUSTS (REITS))                                               15,335
       4,000   CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                13,413
      16,000   COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                            14,307

                   124 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
SINGAPORE (continued)
       7,000   COSCO CORPORATION SINGAPORE LIMITED (WATER TRANSPORTATION)                                    $         3,774
      13,500   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                   75,002
       8,000   FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                      13,307
      41,600   GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)                                                   7,522
       1,122   JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE
                  GOODS)                                                                                               8,734
          40   K-REIT ASIA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                        16
      10,000   KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                         32,940
       4,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)<<                                                   3,103
       9,500   OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)                                                      9,119
      19,200   OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY
                  INSTITUTIONS)                                                                                       61,099
       8,140   PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                              6,208
       7,980   SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL
                  CONTRACTORS & OPERATIVE BUILDERS)                                                                   12,330
       7,000   SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)<<                                                    8,330
       4,600   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                   30,244
       7,000   SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                         23,472
      12,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED
                  INDUSTRIES)                                                                                         19,961
      11,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING
                  CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                              17,792
      63,000   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                 104,796
      10,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                 63,907
       4,000   UOL GROUP LIMITED (REAL ESTATE)                                                                         4,918
       7,000   WILMAR INTERNATIONAL LIMITED (FOOD & KINDRED PRODUCTS)                                                 14,591

                                                                                                                     605,214
                                                                                                             ---------------
SPAIN: 4.18%
       2,081   ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)                                                          32,535
         223   ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                  CONTRACTS)                                                                                          22,947
       1,238   ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                                           14,392
       1,431   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION
                  OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                                         59,394
      27,785   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)<<                                        225,552
       7,123   BANCO DE SABADELL SA (DEPOSITORY INSTITUTIONS)<<                                                       35,773
       1,819   BANCO DE VALENCIA SA (DEPOSITORY INSTITUTIONS)                                                         15,105
       6,130   BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)<<                                                   38,848
      63,518   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                          437,983
       2,059   BANKINTER SA (DEPOSITORY INSTITUTIONS)<<                                                               21,803
       1,892   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA
                  (TRANSPORTATION SERVICES)<<                                                                          8,471
       6,523   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                               21,060
       1,808   EDP RENOVAVEIS SA (ELECTRIC, GAS & SANITARY SERVICES)+                                                 14,771
       1,492   ENAGAS SA (ELECTRIC, GAS & SANITARY SERVICES)                                                          21,151
         381   FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION
                  OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                                         11,668
       1,540   GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY
                  SERVICES)                                                                                           19,765
         919   GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                               12,564
         919   GAS NATURAL SDG SA I-09 (ELECTRIC, GAS & SANITARY SERVICES)+(a)                                        12,564
         861   GESTEVISION TELECINCO SA (AMUSEMENT & RECREATION SERVICES)                                              5,971
       1,089   GRIFOLS SA (HEALTH SERVICES)                                                                           15,698
         556   GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                  CONSTRUCTION CONTRACTS)                                                                             11,864
       6,916   IBERDROLA RENOVABLES (PIPELINES)<<+                                                                    28,669
      27,325   IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                      191,686
       4,151   IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                               8,714
         768   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                          14,816
       1,693   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                             66,018
       5,645   MAPFRE SA (INSURANCE CARRIERS)                                                                         12,375
         257   MAPFRE SA I-09 (INSURANCE CARRIERS)+(a)                                                                   562
         840   RED ELECTRICA DE ESPANA (ELECTRIC, GAS & SANITARY SERVICES)                                            32,811
       5,769   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                   99,871
         604   SACYR VALLEHERMOSO SA (REAL ESTATE)                                                                     4,651

                   Wells Fargo Advantage Master Portfolios 125


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
SPAIN (continued)
      33,044   TELEFONICA SA (COMMUNICATIONS)                                                                $       659,414
       2,837   UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                    67,846
       1,053   ZARDOYA-OTIS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                          19,272

                                                                                                                   2,266,584
                                                                                                             ---------------
SWAZILAND: 0.02%
         138   BKW FMB ENERGIE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                  9,941
                                                                                                             ---------------
SWEDEN: 2.09%
       2,868   ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    21,721
       2,487   ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
                  & TRANSPORTATION EQUIPMENT)                                                                         23,298
       5,210   ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                 39,141
       3,194   ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                 21,761
       1,986   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              15,585
       1,592   GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    15,447
       4,030   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS
                  MADE FROM FABRICS & SIMILAR MATERIALS)                                                             151,504
         431   HOLMEN AB CLASS B (PAPER & ALLIED PRODUCTS)                                                             7,171
       1,115   HUSQVARNA AB (COMMUNICATIONS)+(a)                                                                       4,477
           1   HUSQVARNA AB A SHARES (MACHINERY)                                                                           3
       2,230   HUSQVARNA AB B SHARES (MACHINERY)                                                                       9,035
       3,600   INVESTOR AB (HOLDING & OTHER INVESTMENT OFFICES)                                                       45,663
       1,930   LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                            10,496
         532   METRO INTERNATIONAL SA A SHARES (PRINTING, PUBLISHING & ALLIED
                  INDUSTRIES)+                                                                                            56
         433   MODERN TIMES GROUP MTG B SHARES (MEDIA)                                                                 7,388
      16,359   NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                    81,602
       7,824   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                  HOME DEALERS)                                                                                       44,834
       2,492   SCANIA AB CLASS B (TRANSPORTATION EQUIPMENT)                                                           20,313
       2,507   SECURITAS AB (BUSINESS SERVICES)                                                                       18,301
       8,826   SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)+                                            27,276
       4,012   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                     12,642
       2,840   SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING
                  CONSTRUCTION CONTRACTS)                                                                             24,532
       3,040   SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                                           26,352
       1,592   SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT
                  MACHINERY & TRANSPORTATION EQUIPMENT)                                                               13,558
         675   SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT
                  MACHINERY & TRANSPORTATION EQUIPMENT)                                                                5,359
       4,377   SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                 33,283
       3,514   SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                             49,807
       3,000   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                  10,037
       2,125   SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                    30,766
       2,496   TELE2 AB (COMMUNICATIONS)                                                                              21,105
      23,587   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                              193,706
      17,411   TELIASONERA AB (COMMUNICATIONS)                                                                        83,884
       3,700   VOLVO AB CLASS A (TRANSPORTATION EQUIPMENT)                                                            19,717
       8,395   VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                            44,634

                                                                                                                   1,134,454
                                                                                                             ---------------
SWITZERLAND: 7.93%
      17,170   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                      239,683
         766   ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                         34,959
         955   ADECCO SA (BUSINESS SERVICES)                                                                          29,851
         658   ARYZTA AG (FOOD & KINDRED PRODUCTS)+                                                                   15,723
         388   BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                               24,832
       4,050   COMPAGNIE FINANCIERE RICHEMONT SA (CONSULTING SERVICES)                                                63,260
       8,337   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              253,853
         383   EFG INTERNATIONAL (DEPOSITORY INSTITUTIONS)                                                             2,857
         326   GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                  HOME DEALERS)                                                                                       29,298

                   126 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
SWITZERLAND (continued)
          51   GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                        $        26,434
       1,534   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                 54,687
       1,637   JULIUS BAER HOLDING AG (DEPOSITORY INSTITUTIONS)                                                       40,267
         444   KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                                              25,919
           8   LINDT & SPRUENGLI AG (FOOD & KINDRED PRODUCTS)                                                         25,624
       1,412   LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)+                                                                                14,625
         383   LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                           37,852
      29,888   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                 1,010,358
         979   NOBEL BIOCARE HOLDING AG (MEDICAL PRODUCTS)                                                            16,702
      18,567   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                             702,685
         238   PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                                12,639
         361   PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
               PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                       21,819
       5,482   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                      752,252
         417   SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
                  & MOBILE HOME DEALERS)                                                                              19,691
          36   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS
                  SERVICES)                                                                                           37,793
       5,472   STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              27,539
          69   STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       10,693
         231   SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     11,912
         408   SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                            9,982
         239   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                   28,870
         295   SWISS LIFE HOLDING (INSURANCE CARRIERS)                                                                20,357
       2,602   SWISS REINSURANCE (INSURANCE CARRIERS)                                                                 42,609
         187   SWISSCOM AG (COMMUNICATIONS)                                                                           52,529
         763   SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                             153,766
         460   SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       51,241
      22,888   UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                                          215,145
       1,119   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                     177,046

                                                                                                                   4,295,352
                                                                                                             ---------------
UNITED KINGDOM: 18.89%
       3,447   3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                      13,403
       1,435   ADMIRAL GROUP PLC (INSURANCE CARRIERS)                                                                 17,574
       2,733   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                                           20,921
      10,368   ANGLO AMERICAN PLC (METAL MINING)                                                                     176,441
       3,077   ANTOFAGASTA PLC (MINING & QUARRYING OF NONMETALLIC MINERALS,
                  EXCEPT FUELS)                                                                                       22,274
       2,764   ASSOCIATED BRITISH FOODS PLC (FOOD & KINDRED PRODUCTS)                                                 25,402
      11,293   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                         397,153
       1,732   AUTONOMY CORPORATION PLC (BUSINESS SERVICES)+                                                          32,431
      20,932   AVIVA PLC (INSURANCE CARRIERS)                                                                         64,949
      27,774   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                               133,303
       3,846   BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                 18,100
      65,893   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                139,928
         674   BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL
                  CONTRACTORS & OPERATIVE BUILDERS)                                                                    8,588
      26,186   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                   396,393
      17,223   BHP BILLITON PLC (COAL MINING)                                                                        342,266
     146,160   BP PLC (OIL & GAS EXTRACTION)                                                                         988,815
       4,818   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                                            9,734
      14,802   BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                       342,575
       6,815   BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                 35,276
       8,840   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                          54,985
      60,978   BT GROUP PLC (COMMUNICATIONS)                                                                          68,420
       2,754   BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     21,595
       3,441   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                  FABRICS & SIMILAR MATERIALS)                                                                        13,911
      10,709   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                  80,978
       1,092   CAIRN ENERGY PLC (OIL & GAS EXTRACTION)+                                                               34,079
       4,780   CAPITA GROUP PLC (PERSONAL SERVICES)                                                                   46,533

                   Wells Fargo Advantage Master Portfolios 127


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
UNITED KINGDOM (continued)
       1,333   CARNIVAL PLC (WATER TRANSPORTATION)+                                                          $        30,315
       3,304   CARPHONE WAREHOUSE PLC (ELECTRONICS)                                                                    5,950
         128   CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                           6
      40,176   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                      131,289
       8,831   COBHAM PLC (TRANSPORTATION BY AIR)                                                                     21,769
      14,318   COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                            65,536
       2,419   DAILY MAIL & GENERAL TRUST CLASS A NV (COMMUNICATIONS)                                                  8,122
      19,523   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                  220,318
       2,828   DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                     20,958
       4,103   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                               15,748
      19,899   FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                             19,787
      40,559   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                     632,880
       9,834   GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                27,360
       5,428   HAMMERSON PLC (REAL ESTATE)                                                                            19,822
      11,959   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    12,483
       6,847   HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                         22,080
      95,337   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                           540,335
      39,724   HSBC HOLDINGS PLC (FPR) (DEPOSITORY INSTITUTIONS)+(a)                                                 225,140
       4,229   ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                          18,462
       2,692   IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       10,477
       8,004   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                         179,962
       1,995   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS &
                  OTHER LODGE PLACES)                                                                                 15,198
      11,711   INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                            35,371
       6,793   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                 16,209
       3,549   INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                      14,869
      27,062   ITV PLC (COMMUNICATIONS)                                                                                7,378
       8,138   J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                              36,548
       1,691   JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                      25,549
       1,806   KAZAKHMYS PLC (METAL MINING)                                                                            9,614
      18,317   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                  MOBILE HOME DEALERS)                                                                                39,344
       5,175   LADBROKERS PLC (AMUSEMENT & RECREATION SERVICES)                                                       13,607
       3,609   LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                22,642
      45,959   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                         28,356
       2,231   LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                12,460
         248   LIGHTHOUSE CALEDONIA ASA (FISHING, HUNTING & TRAPPING)+                                                     4
      76,196   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                         77,296
      11,585   LOGICACMG PLC (BUSINESS SERVICES)                                                                      10,597
       1,222   LONDON STOCK EXCHANGE GROUP PLC (FINANCIAL)                                                             9,919
       1,004   LONMIN PLC (METAL MINING)                                                                              20,500
      13,217   MAN GROUP PLC (BUSINESS SERVICES)                                                                      41,437
      12,233   MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                 51,955
       5,356   MEGGITT PLC (TRANSPORTATION BY AIR)                                                                     9,856
      19,125   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             146,949
       1,529   NEXT PLC (APPAREL & ACCESSORY STORES)                                                                  29,047
      41,163   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                    30,653
       6,274   PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 63,151
      19,666   PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                    95,095
       4,742   RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                 178,198
       8,553   REED ELSEVIER PLC (COMMUNICATIONS)                                                                     61,484
       5,279   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     20,451
       7,789   RIO TINTO PLC (METAL MINING)                                                                          262,636
      14,215   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                             59,966
     139,836   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                             49,158
       8,600   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)<<                                                193,856
      21,411   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                  470,345
       7,123   SABMILLER PLC (EATING & DRINKING PLACES)                                                              105,985

                  128 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
UNITED KINGDOM (continued)
      10,750   SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                 $        26,098
         985   SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                     11,179
       7,217   SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                    114,840
       3,769   SEGRO PLC (REAL ESTATE)                                                                                 1,230
       3,770   SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             19,785
       1,828   SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                   25,967
       4,344   SHIRE LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                            53,795
       6,858   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                       42,509
       3,009   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              28,887
       4,401   STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                          7,578
      14,896   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                      185,201
      16,896   STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                                40,268
       3,873   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                              14,476
      61,348   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                   293,475
       3,349   THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                                        11,533
       1,399   THOMSON REUTERS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              31,320
       7,217   TOMKINS PLC (BUSINESS SERVICES)                                                                        12,556
       4,645   TUI TRAVEL PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE
                  PLACES)                                                                                             15,246
       6,229   TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                  71,769
      10,109   UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                191,171
       2,075   UNITED BUSINESS MEDIA LIMITED (COMMUNICATIONS)                                                         12,676
       5,286   UNITED UTILITIES GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                         36,673
       1,228   VEDANTA RESOURCES PLC (METAL MINING)                                                                   11,902
     409,466   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                   721,180
       1,498   WHITBREAD PLC (EATING & DRINKING PLACES)                                                               16,937
      18,635   WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                            68,316
       5,437   WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                       18,001
       8,642   WPP PLC (COMMUNICATION & INFORMATION)                                                                  48,701
      14,793   XSTRATA PLC (DIVERSIFIED MINING)                                                                       99,059

                                                                                                                  10,232,837
                                                                                                             ---------------

TOTAL COMMON STOCKS (COST $74,852,900)                                                                            52,236,907
                                                                                                             ---------------
RIGHTS: 0.10%
       1,982   BANCO ESPIRITO SANTO RIGHTS+                                                                            3,159
       1,197   CRH PLC RIGHTS+                                                                                        26,091
      19,265   FORTIS RIGHTS+(a)                                                                                           0
           1   HUSQVARNA AB RIGHTS+                                                                                        1
         248   LIGHTHOUSE RIGHTS+(a)                                                                                       0
     179,949   NORDEA BANK AB RIGHTS+                                                                                 20,580
       1,000   POHJOLA BANK PLC RIGHTS+(a)                                                                             1,355
      59,930   ROYAL BANK OF SCOTLAND GROUP RIGHTS+(a)                                                                     0
      45,228   SEGRO PLC (NPR) RIGHTS+                                                                                 3,115

TOTAL RIGHTS (COST $83,178)                                                                                           54,301
                                                                                                             ---------------
                                                                                                EXPIRATION
                                                                                                   DATE
                                                                                               -----------
WARRANTS: 0.00%
       4,000   DOWA MINING WARRANTS+(a)                                                         01/29/2010               742

TOTAL WARRANTS (COST $0)                                                                                                 742
                                                                                                             ---------------
PREFERRED STOCKS: 0.14%
         414   BAYERISCHE MOTOREN WERKE AG PREFERRED                                                                   7,140
         303   RWE AG NON-VOTING PREFERRED                                                                            18,864
         849   VOLKSWAGEN AG PREFERRED                                                                                48,887

TOTAL PREFERRED STOCKS (COST $65,525)                                                                                 74,891
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 129


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COLLATERAL FOR SECURITIES LENDING: 1.85%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 1.85%
     965,010   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                                     $       965,010
      28,993   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B                                              23,194
      13,128   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES C                                              11,617
                                                                                                                     999,821
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,007,131)                                                            999,821
                                                                                                             ---------------
SHORT-TERM INVESTMENTS: 0.12%
      66,138   Wells Fargo Advantage Money Market Trust~+++                                                           66,138
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $66,138)                                                                           66,138
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $76,074,872)*                                                                    98.64%                $    53,432,800
OTHER ASSETS AND LIABILITIES, NET                                                       1.36                         734,561
                                                                                    --------                 ---------------
TOTAL NET ASSETS                                                                      100.00%                $    54,167,361
                                                                                    --------                 ---------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $66,138.

* Cost for federal income tax purposes is $76,401,231 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  2,880,301
Gross unrealized depreciation                 (25,848,732)
                                             ------------
Net unrealized appreciation (depreciation)   $(22,968,431)

The accompanying notes are an integral part of these financial statements.

                   130 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 95.15%
AUSTRALIA: 5.53%
     356,700   AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                      $     1,103,743
     181,137   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY
                  INSTITUTIONS)                                                                                    1,983,775
     448,500   AWB LIMITED (AGRICULTURAL SERVICES)                                                                   383,594
     404,900   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                      723,578
      26,800   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                                           22,363
     383,452   DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
                  RELATED SERVICES)                                                                                1,186,522
   1,718,600   GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                  1,248,808
     434,700   METCASH LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                     1,227,214
     700,300   MINCOR RESOURCES NL (METAL MINING)<<                                                                  394,434
      88,400   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                           1,235,529
     845,300   PERILYA LIMITED (METAL MINING)<<                                                                       85,228
     894,000   QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                              1,084,770
     414,900   SALLY MALAY MINING LIMITED (METAL MINING)                                                             317,352
     210,400   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                            950,963

                                                                                                                  11,947,873
                                                                                                             ---------------
AUSTRIA: 0.24%
      39,300   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                                          514,309
                                                                                                             ---------------
BELGIUM: 0.53%
       7,700   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                     26,599
      37,000   TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                 1,125,726

                                                                                                                   1,152,325
                                                                                                             ---------------
DENMARK: 1.46%
      97,600   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                             821,697
     110,600   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                       1,883,989
      26,367   NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                              457,373

                                                                                                                   3,163,059
                                                                                                             ---------------
FINLAND: 1.25%
      85,800   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                       1,012,268
      51,800   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                            829,989
      82,700   TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)<<                                                                                       858,128

                                                                                                                   2,700,385
                                                                                                             ---------------
FRANCE: 9.74%
         730   ARKEMA (OIL & GAS EXTRACTION)                                                                          11,542
      64,300   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                            2,658,557
      32,800   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                    920,371
      17,400   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER &
                  MISCELLANEOUS PLASTICS PRODUCTS)                                                                   645,677
      74,700   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                          824,938
     102,800   FRANCE TELECOM SA (COMMUNICATIONS)                                                                  2,342,355
      31,800   LAGARDERE SCA (COMMUNICATIONS)                                                                        892,945
      45,600   RALLYE SA (GENERAL MERCHANDISE STORES)                                                                820,312
      92,500   SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                 861,500
      83,700   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                     4,712,830
      28,600   SCOR REGROUPE (INSURANCE CARRIERS)                                                                    588,780
       4,300   SCOR SE (INSURANCE AGENTS, BROKERS & SERVICE)                                                          87,451
      17,600   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                            689,811
      58,900   TOTAL SA (OIL & GAS EXTRACTION)                                                                     2,928,684
      17,800   VALEO SA (TRANSPORTATION EQUIPMENT)                                                                   260,259
      68,000   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                               1,800,125

                                                                                                                  21,046,137
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 131


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
GERMANY: 9.79%
      81,700   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                         $     2,473,784
      35,000   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIONS)                                                                                        1,013,259
      61,100   DAIMLER AG (TRANSPORTATION EQUIPMENT)<<                                                             1,548,870
      20,100   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)<<                                                          809,159
     122,200   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                       1,326,443
     145,400   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                         4,039,372
      31,000   HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                    988,481
      33,700   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED
                  INDUSTRIES)                                                                                        162,977
      71,900   METRO AG (FOOD STORES)                                                                              2,373,836
      22,800   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                  2,780,820
      25,900   NORDDEUTSCHE AFFINERIE AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                  & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                           657,591
      19,000   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                          1,333,107
      93,800   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                          1,641,285

                                                                                                                  21,148,984
                                                                                                             ---------------
HONG KONG: 1.70%
   2,260,000   CHAODA MODERN AGRICULTURE LIMITED (AGRICULTURAL SERVICES)                                           1,350,063
     439,500   CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                          496,738
   1,140,000   NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          891,943
     371,500   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)<<                                        925,083

                                                                                                                   3,663,827
                                                                                                             ---------------
IRELAND: 0.18%
      79,300   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                       63,215
     225,000   BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                             155,447
     111,500   IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                       162,953

                                                                                                                     381,615
                                                                                                             ---------------
ITALY: 3.94%
     396,900   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                        1,904,953
     152,900   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                   2,969,958
     189,400   FIAT SPA (TRANSPORTATION EQUIPMENT)<<                                                               1,326,130
     175,000   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                             481,868
     166,200   UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                            1,831,651

                                                                                                                   8,514,560
                                                                                                             ---------------
JAPAN: 23.44%
         200   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                             5,617
     240,000   ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     1,479,012
      36,900   AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT
                  INSTITUTIONS)                                                                                      333,269
      96,400   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                 328,199
     206,000   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                              1,078,022
     244,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                 875,082
      65,000   ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                          1,983,129
     134,000   CALSONIC KANSEI CORPORATION (TRANSPORTATION EQUIPMENT)                                                120,483
     315,000   CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE,
                  GARDEN SUPPLY & MOBILE HOME DEALERS)                                                               932,414
     293,000   CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        1,435,622
     161,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                      484,700
     294,900   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                     527,325
      72,500   EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                           1,157,246
     171,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                556,266
      57,700   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                      609,148
      36,100   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                844,284
      40,300   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                  873,299
     225,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    1,100,167

                   132 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
JAPAN (continued)
         400   KDDI CORPORATION (COMMUNICATIONS)                                                             $     1,866,950
     319,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                                              982,927
     266,000   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE,
                  FURNISHINGS & EQUIPMENT STORES)                                                                  2,872,698
      64,100   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                            832,131
      97,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                              966,227
     502,000   MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                               821,579
      55,500   NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                         598,257
     213,000   NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
                  WAREHOUSING)                                                                                       662,767
     406,500   NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                          1,601,606
     303,300   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                       1,492,217
      80,000   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                           3,014,598
     273,800   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE
                  SERVICE STATIONS)                                                                                  968,126
       1,300   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                            1,755,923
      75,200   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             878,986
      27,000   ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED
                  PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                                                    175,117
     139,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                           1,633,146
      40,000   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             828,408
     337,000   SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                                               861,353
     384,000   SANWA HOLDINGS CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN
                  SUPPLY & MOBILE HOME DEALERS)                                                                    1,070,708
      94,500   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                          855,402
     678,000   SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                       801,394
     147,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       586,604
     321,800   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                            2,740,591
     161,100   SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING &
                  CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                        1,336,193
      64,800   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED
                  PRODUCTS)                                                                                        2,225,792
      64,200   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                           298,997
     234,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             593,363
      47,600   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIONS)                                                                                        1,500,349
      90,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                            698,288
     142,000   ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        380,159

                                                                                                                  50,624,140
                                                                                                             ---------------
NETHERLANDS: 1.99%
     151,800   AEGON NV (INSURANCE CARRIERS)                                                                         589,718
      79,000   CSM (FOOD & KINDRED PRODUCTS)                                                                         922,386
     104,100   ING GROEP NV (FINANCIAL SERVICES)                                                                     573,977
      52,700   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)<<                                                  1,387,395
      37,100   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED
                  INDUSTRIES)                                                                                        834,500

                                                                                                                   4,307,976
                                                                                                             ---------------
NORWAY: 1.34%
     170,500   CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                                  766,212
     177,600   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                 799,440
      63,600   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                240,386
      61,700   STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                          1,091,652

                                                                                                                   2,897,690
                                                                                                             ---------------
PORTUGAL: 1.16%
     169,400   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)<<                                                   659,442
     237,800   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                           1,841,941

                                                                                                                   2,501,383
                                                                                                             ---------------
SINGAPORE: 1.38%
   6,279,000   GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)                                               1,135,294
     606,490   MOBILONE LIMITED (COMMUNICATIONS)                                                                     594,149

                   Wells Fargo Advantage Master Portfolios 133


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
SINGAPORE (continued)
     541,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)<<                                         $       419,725
     126,000   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                  828,430

                                                                                                                   2,977,598
                                                                                                             ---------------
SPAIN: 3.95%
     121,400   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)<<                                        985,497
     468,500   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                        3,230,519
     153,800   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                2,662,540
      82,400   TELEFONICA SA (COMMUNICATIONS)                                                                      1,644,343

                                                                                                                   8,522,899
                                                                                                             ---------------
SWEDEN: 1.32%
      58,700   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                                                           460,636
     121,000   NORDEA AB (DEPOSITORY INSTITUTIONS)<<                                                                 603,572
      74,800   SAAB AB (TRANSPORTATION EQUIPMENT)                                                                    459,571
      88,010   SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                          1,247,435
      22,200   SWEDBANK AB (DEPOSITORY INSTITUTIONS)<<                                                                74,275

                                                                                                                   2,845,489
                                                                                                             ---------------
SWITZERLAND: 6.97%
      36,000   ADECCO SA (BUSINESS SERVICES)                                                                       1,125,257
      34,200   BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                            2,188,764
     209,944   CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                             813,365
      87,400   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            2,661,235
       3,700   GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)+                                                          433,612
      19,900   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                             753,134
       3,700   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                       397,206
      36,900   SWISS REINSURANCE (INSURANCE CARRIERS)                                                                604,248
      10,000   SWISSCOM AG (COMMUNICATIONS)                                                                        2,809,013
       2,000   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                        254,766
       7,800   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                              457,050
      16,100   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                   2,547,316

                                                                                                                  15,044,966
                                                                                                             ---------------
UNITED KINGDOM: 19.24%
     190,400   AMLIN PLC (INSURANCE CARRIERS)                                                                        939,788
     125,700   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                       4,420,621
     220,500   AVIVA PLC (INSURANCE CARRIERS)                                                                        684,178
     471,200   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                              1,000,626
     828,400   BP PLC (OIL & GAS EXTRACTION)                                                                       5,604,366
     332,100   BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                      860,104
   1,507,700   BT GROUP PLC (COMMUNICATIONS)                                                                       1,691,712
     533,000   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                    1,741,768
     181,087   DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                  1,342,030
     390,000   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                279,795
     569,500   GKN PLC (TRANSPORTATION EQUIPMENT)                                                                    557,701
     126,800   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                   1,978,578
      48,200   GO-AHEAD GROUP PLC (TRANSPORTATION SERVICES)                                                          760,754
     184,200   GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                           1,293,740
     381,000   IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    1,482,857
     481,365   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                        488,313
     814,400   LOGICACMG PLC (BUSINESS SERVICES)                                                                     744,942
     539,900   MARSTON'S PLC (EATING & DRINKING PLACES)                                                            1,047,744
     237,100   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                          173,503
   1,123,200   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                   836,429

                   134 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
UNITED KINGDOM (continued)
     315,100   PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                             $       154,851
     443,900   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                         828,642
     261,478   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                             91,919
     264,000   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                5,799,411
      23,500   SPECTRIS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             135,718
     319,900   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                           1,195,712
     745,400   TOMKINS PLC (BUSINESS SERVICES)                                                                     1,296,808
   1,698,900   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                 2,992,223
     223,600   WH SMITH PUBLIC LIMITED CORPORATION (COMMUNICATIONS)                                                1,141,358

                                                                                                                  41,566,191
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $386,617,724)                                                                          205,521,406
                                                                                                             ---------------
RIGHTS: 0.01%
       7,900   BANCO ESPIRITO SANTO RIGHTS+                                                                           12,595
      99,600   FORTIS RIGHTS+(a)                                                                                           0
     112,062   ROYAL BANK OF SCOTLAND GROUP RIGHTS+(a)                                                                     0

TOTAL RIGHTS (COST $36,293)                                                                                           12,595
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 3.66%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 3.66%
   7,715,082   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                                           7,715,082
     176,180   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B                                             140,944
      65,331   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES C                                              57,811

                                                                                                                   7,913,837
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,956,593)                                                          7,913,837
                                                                                                             ---------------
SHORT-TERM INVESTMENTS: 2.63%
   5,671,407   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        5,671,407
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,671,407)                                                                     5,671,407
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $400,282,017)*                                                              101.45%                 $   219,119,245
OTHER ASSETS AND LIABILITIES, NET                                                     (1.45)                      (3,125,274)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   215,993,971
                                                                                     ------                  ---------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $5,671,407.

* Cost for federal income tax purposes is $400,399,516 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $   1,485,264
Gross unrealized depreciation                 (182,765,535)
                                             -------------
Net unrealized appreciation (depreciation)   $(181,280,271)

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 135


              Portfolio of Investments--March 31, 2009 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 97.58%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.21%
      24,840   POLO RALPH LAUREN CORPORATION                                                                 $     1,049,490
                                                                                                             ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.14%
       6,110   AUTOZONE INCORPORATED<<+                                                                              993,608
                                                                                                             ---------------
BIOPHARMACEUTICALS: 2.69%
      15,750   CEPHALON INCORPORATED<<+                                                                            1,072,575
      27,350   GILEAD SCIENCES INCORPORATED+                                                                       1,266,852

                                                                                                                   2,339,427
                                                                                                             ---------------
BUSINESS SERVICES: 9.83%
      27,940   AUTOMATIC DATA PROCESSING INCORPORATED                                                                982,370
      44,720   BMC SOFTWARE INCORPORATED+                                                                          1,475,760
      70,590   CA INCORPORATED                                                                                     1,243,090
      31,670   FISERV INCORPORATED<<+                                                                              1,154,688
       3,280   GOOGLE INCORPORATED CLASS A+                                                                        1,141,637
      79,770   ORACLE CORPORATION                                                                                  1,441,444
      73,620   SYMANTEC CORPORATION<<+                                                                             1,099,883

                                                                                                                   8,538,872
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 12.58%
      34,030   ABBOTT LABORATORIES                                                                                 1,623,231
      19,400   AMGEN INCORPORATED+                                                                                   960,688
      16,890   BIOGEN IDEC INCORPORATED<<+                                                                           885,374
      61,950   BRISTOL-MYERS SQUIBB COMPANY                                                                        1,357,944
      21,790   CLOROX COMPANY                                                                                      1,121,749
      15,990   MONSANTO COMPANY                                                                                    1,328,769
      29,770   MOSAIC COMPANY                                                                                      1,249,745
      23,220   PROCTER & GAMBLE COMPANY                                                                            1,093,430
      30,330   WYETH                                                                                               1,305,403

                                                                                                                  10,926,333
                                                                                                             ---------------
COAL MINING: 1.44%
      50,130   PEABODY ENERGY CORPORATION                                                                          1,255,255
                                                                                                             ---------------
COMMUNICATIONS: 4.10%
      46,540   AMERICAN TOWER CORPORATION CLASS A+                                                                 1,416,212
      74,030   COMCAST CORPORATION CLASS A                                                                         1,009,769
      49,720   DIRECTV GROUP INCORPORATED<<+                                                                       1,133,119

                                                                                                                   3,559,100
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 1.83%
      88,560   HUDSON CITY BANCORP INCORPORATED                                                                    1,035,266
       9,240   NORTHERN TRUST CORPORATION                                                                            552,737

                                                                                                                   1,588,003
                                                                                                             ---------------
E-COMMERCE/SERVICES: 1.27%
      15,040   AMAZON.COM INCORPORATED<<+                                                                          1,104,538
                                                                                                             ---------------
EATING & DRINKING PLACES: 2.76%
      24,300   MCDONALD'S CORPORATION                                                                              1,326,051
      39,060   YUM! BRANDS INCORPORATED                                                                            1,073,369

                                                                                                                   2,399,420
                                                                                                             ---------------
EDUCATIONAL SERVICES: 0.98%
      10,890   APOLLO GROUP INCORPORATED CLASS A+                                                                    853,014
                                                                                                             ---------------

                   136 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.07%
      20,450   EXELON CORPORATION                                                                            $       928,226
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.63%
      52,990   ANALOG DEVICES INCORPORATED                                                                         1,021,117
     112,080   CISCO SYSTEMS INCORPORATED+                                                                         1,879,582
      40,860   EMERSON ELECTRIC COMPANY                                                                            1,167,779
      33,460   HARRIS CORPORATION<<                                                                                  968,332
      46,250   LINEAR TECHNOLOGY CORPORATION<<                                                                     1,062,825
      73,060   XILINX INCORPORATED                                                                                 1,399,830

                                                                                                                   7,499,465
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.24%
      38,060   ACCENTURE LIMITED CLASS A                                                                           1,046,269
      26,150   FLUOR CORPORATION                                                                                     903,483

                                                                                                                   1,949,752
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 3.33%
      37,310   ARCHER DANIELS MIDLAND COMPANY                                                                      1,036,472
      19,370   GENERAL MILLS INCORPORATED                                                                            966,176
      26,790   H.J. HEINZ COMPANY                                                                                    885,677

                                                                                                                   2,888,325
                                                                                                             ---------------
FOOD STORES: 1.06%
      43,340   KROGER COMPANY                                                                                        919,675
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 3.11%
      52,730   TJX COMPANIES INCORPORATED                                                                          1,351,997
      25,840   WAL-MART STORES INCORPORATED                                                                        1,346,264

                                                                                                                   2,698,261
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 11.87%
      17,740   APPLE INCORPORATED+                                                                                 1,864,829
     128,570   DELL INCORPORATED+                                                                                  1,218,841
      96,140   EMC CORPORATION<<+                                                                                  1,095,996
      38,330   HEWLETT-PACKARD COMPANY                                                                             1,228,860
     103,840   INTEL CORPORATION                                                                                   1,562,792
      12,730   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                         1,233,412
      36,920   NATIONAL OILWELL VARCO INCORPORATED+                                                                1,059,973
      44,880   PITNEY BOWES INCORPORATED<<                                                                         1,047,948

                                                                                                                  10,312,651
                                                                                                             ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.39%
      29,640   AON CORPORATION                                                                                     1,209,905
                                                                                                             ---------------
INSURANCE CARRIERS: 0.55%
      22,640   UNITEDHEALTH GROUP INCORPORATED                                                                       473,855
                                                                                                             ---------------
LEATHER & LEATHER PRODUCTS: 1.19%
      61,670   COACH INCORPORATED+                                                                                 1,029,889
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.53%
      13,490   C.R. BARD INCORPORATED                                                                              1,075,423
      18,840   DANAHER CORPORATION                                                                                 1,021,505
      24,780   RAYTHEON COMPANY                                                                                      964,933

                                                                                                                   3,061,861
                                                                                                             ---------------
MEDICAL EQUIPMENT & SUPPLIES: 1.19%
      28,360   ST. JUDE MEDICAL INCORPORATED+                                                                      1,030,319
                                                                                                             ---------------

                  Wells Fargo Advantage Master Portfolios 137


              Portfolio of Investments--March 31, 2009 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
MEDICAL MANAGEMENT SERVICES: 0.70%
      13,180   EXPRESS SCRIPTS INCORPORATED+                                                                 $       608,521
                                                                                                             ---------------
MEDICAL PRODUCTS: 1.36%
      23,000   BAXTER INTERNATIONAL INCORPORATED                                                                   1,178,060
                                                                                                             ---------------
METAL MINING: 1.24%
      59,280   CLIFFS NATURAL RESOURCES INCORPORATED                                                               1,076,525
                                                                                                             ---------------
OIL & GAS EXTRACTION: 3.83%
      38,700   ENSCO INTERNATIONAL INCORPORATED<<                                                                  1,021,680
      43,510   NOBLE CORPORATION<<                                                                                 1,048,156
      22,510   OCCIDENTAL PETROLEUM CORPORATION                                                                    1,252,682

                                                                                                                   3,322,518
                                                                                                             ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.27%
      16,020   CHEVRON CORPORATION                                                                                 1,077,185
      50,100   VALERO ENERGY CORPORATION                                                                             896,790

                                                                                                                   1,973,975
                                                                                                             ---------------
RAILROAD TRANSPORTATION: 1.09%
      27,960   NORFOLK SOUTHERN CORPORATION<<                                                                        943,650
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.30%
      35,400   MORGAN STANLEY<<                                                                                      806,058
      86,140   TD AMERITRADE HOLDING CORPORATION<<+                                                                1,189,593

                                                                                                                   1,995,651
                                                                                                             ---------------
TRANSPORTATION EQUIPMENT: 1.16%
      36,060   HONEYWELL INTERNATIONAL INCORPORATED                                                                1,004,632
                                                                                                             ---------------
TRANSPORTATION SERVICES: 1.11%
      34,190   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                   967,235
                                                                                                             ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 2.34%
      20,570   NIKE INCORPORATED CLASS B                                                                             964,527
      46,950   SYSCO CORPORATION                                                                                   1,070,460

                                                                                                                   2,034,987
                                                                                                             ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.19%
      14,790   W.W. GRAINGER INCORPORATED                                                                          1,037,962
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $97,685,501)                                                                            84,752,960
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 17.64%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.62%
     785,588   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                      785,588
     785,588   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                          785,588
     785,588   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                            785,588
     785,588   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                 785,588

                                                                                                                   3,142,352
                                                                                                             ---------------
                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 14.02%
$    191,607   ABN AMRO BANK NV (CHICAGO)                                              2.06%    04/01/2009           191,607
     108,577   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.55     04/03/2009           108,577
     191,607   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.75     04/09/2009           191,607

                   138 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

                                                                                    INTEREST     MATURITY
 PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      6,387   AMSTEL FUNDING CORPORATION++                                            1.50%    04/06/2009   $         6,386
     223,541   AMSTERDAM FUNDING CORPORATION++                                         0.50     04/22/2009           223,476
      12,774   ANTALIS US FUNDING CORPORATION++                                        0.50     04/01/2009            12,774
     252,282   ANTALIS US FUNDING CORPORATION++(p)                                     0.68     04/21/2009           252,187
     274,636   BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38     04/01/2009           274,636
     715,332   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $715,337)                 0.25     04/01/2009           715,332
      83,030   BANK OF IRELAND                                                         0.60     04/01/2009            83,030
   1,750,009   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $1,750,024)                                                          0.30     04/01/2009         1,750,009
      83,030   BNP PARIBAS (PARIS)                                                     0.30     04/01/2009            83,030
     255,476   BRYANT BANK FUNDING LLC++(p)                                            0.47     04/20/2009           255,412
     274,636   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50     04/01/2009           274,636
      95,803   CALYON (LONDON)                                                         0.45     04/01/2009            95,803
     172,446   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60     04/08/2009           172,426
     163,698   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008             2,701
     126,030   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008             2,080
     178,833   CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85     04/01/2009           178,833
      57,482   CLIPPER RECEIVABLES CORPORATION++                                       0.85     04/03/2009            57,479
      17,053   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               2.25     10/01/2038            17,053
     114,964   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            3.50     12/15/2037           114,964
     306,571   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85     04/01/2009           306,571
     242,702   E.ON AG++                                                               0.60     04/22/2009           242,617
      63,869   EBBETS FUNDING LLC++                                                    0.60     04/06/2009            63,864
      95,803   EBBETS FUNDING LLC++                                                    0.60     04/07/2009            95,794
      47,902   EDISON ASSET SECURITIZATION LLC++(p)                                    0.50     04/21/2009            47,888
      12,774   ELYSIAN FUNDING LLC++                                                   0.55     04/06/2009            12,773
      25,548   ELYSIAN FUNDING LLC++                                                   0.60     04/01/2009            25,548
      63,869   ELYSIAN FUNDING LLC++                                                   0.60     04/07/2009            63,863
     111,771   ERASMUS CAPITAL CORPORATION++                                           0.50     04/06/2009           111,763
      31,934   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.50     04/21/2009            31,926
     191,607   GEMINI SECURITIZATION INCORPORATED++                                    0.55     04/14/2009           191,569
     346,202   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $346,204)                 0.17     04/01/2009           346,202
      19,161   GRAMPIAN FUNDING LLC++                                                  0.58     04/06/2009            19,159
     596,879   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009           213,922
      10,538   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   2.75     11/01/2042            10,538
      12,774   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      1.00     01/01/2018            12,774
     638,690   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $638,694)                 0.24     04/01/2009           638,690
      19,161   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  1.00     04/15/2025            19,161
     191,607   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88     04/08/2009           191,574
      81,497   LLOYDS TSB BANK PLC                                                     0.50     04/06/2009            81,491
     132,273   LLOYDS TSB BANK PLC                                                     0.50     04/09/2009           132,258
       5,110   LLOYDS TSB BANK PLC                                                     0.50     04/14/2009             5,109
     191,607   LMA AMERICAS LLC++                                                      0.57     04/29/2009           191,522
     223,541   MATCHPOINT MASTER TRUST++                                               0.43     04/27/2009           223,472
      27,464   MISSISSIPPI STATE GO+/-ss                                               5.00     11/01/2028            27,464
      83,030   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                  MARKET SECURITIES (MATURITY VALUE $83,032)                           0.66     04/01/2009            83,030
     255,476   NATIXIS                                                                 0.38     04/02/2009           255,476
      12,774   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                3.75     01/01/2018            12,774
      83,030   NORDEA BANK AB                                                          0.30     04/01/2009            83,030
      80,475   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/15/2009            80,458
     114,964   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/20/2009           114,931
     127,738   ROMULUS FUNDING CORPORATION++                                           0.90     04/24/2009           127,664

                   Wells Fargo Advantage Master Portfolios 139


              Portfolio of Investments--March 31, 2009 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

                                                                                    INTEREST     MATURITY
 PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     63,869   ROMULUS FUNDING CORPORATION++(p)                                        1.00%    04/22/2009   $        63,832
     191,607   SANPAOLO IMI US FINANCIAL COMPANY                                       0.49     04/21/2009           191,555
     223,541   SOCIETE GENERALE NY                                                     1.05     04/27/2009           223,646
     231,206   STARBIRD FUNDING CORPORATION++                                          0.60     04/30/2009           231,094
      63,869   STATE STREET CORPORATION                                                0.40     04/01/2009            63,869
     191,607   SURREY FUNDING CORPORATION++(p)                                         0.55     04/06/2009           191,592
     255,476   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53     04/20/2009           255,404
     223,541   TICONDEROGA MASTER FUNDING LIMITED++                                    0.45     04/28/2009           223,466
     223,541   TULIP FUNDING CORPORATION++(p)                                          0.50     04/15/2009           223,498
     236,315   UBS FINANCE (DELAWARE) LLC                                              0.55     04/23/2009           236,232
     223,541   UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70     04/27/2009           223,428
      95,803   VERSAILLES CP LLC++                                                     0.60     04/01/2009            95,803
     226,982   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.38     07/28/2008           104,412
     131,811   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.41     08/07/2008            60,633
     161,501   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.19     04/03/2008            74,290
     262,145   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.20     02/15/2008           120,587
     252,818   WHITE PINE FINANCE LLC+++/-####(a)(i)                                   1.15     02/22/2008           211,508
      38,321   WINDMILL FUNDING CORPORATION++                                          0.40     04/03/2009            38,321
     217,154   WINDMILL FUNDING CORPORATION++(p)                                       0.50     04/24/2009           217,085

                                                                                                                  12,179,168
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $15,602,303)                                                        15,321,520
                                                                                                             ---------------
   SHARES
------------
SHORT-TERM INVESTMENTS: 3.30%
   2,862,321   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        2,862,321
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,862,321)                                                                     2,862,321
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $116,150,125)*                                                              118.52%                 $   102,936,801
OTHER ASSETS AND LIABILITIES, NET                                                    (18.52)                     (16,084,688)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $    86,852,113
                                                                                     ------                  ---------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $2,862,321.

* Cost for federal income tax purposes is $116,233,596 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  3,165,734
Gross unrealized depreciation                 (16,462,529)
                                             ------------
Net unrealized appreciation (depreciation)   $(13,296,795)

The accompanying notes are an integral part of these financial statements.

                   140 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

LARGE COMPANY GROWTH PORTFOLIO

  SHARES       SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 99.36%
APPAREL & ACCESSORY STORES: 2.02%
     369,800   KOHL'S CORPORATION+                                                                           $    15,649,936
                                                                                                             ---------------
BIOPHARMACEUTICALS: 4.06%
     531,040   GENZYME CORPORATION+                                                                               31,538,466
                                                                                                             ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 5.56%
     622,400   FASTENAL COMPANY<<                                                                                 20,013,272
   1,270,100   LOWE'S COMPANIES INCORPORATED                                                                      23,179,325

                                                                                                                  43,192,597
                                                                                                             ---------------
BUSINESS SERVICES: 16.87%
     387,000   AUTOMATIC DATA PROCESSING INCORPORATED                                                             13,606,920
     979,670   EBAY INCORPORATED+                                                                                 12,304,655
     217,600   FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                            10,877,824
     136,000   GOOGLE INCORPORATED CLASS A+                                                                       47,336,160
   2,547,898   MICROSOFT CORPORATION                                                                              46,804,886

                                                                                                                 130,930,445
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 3.42%
     535,900   AMGEN INCORPORATED+                                                                                26,537,768
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 0.92%
     570,700   WESTERN UNION COMPANY                                                                               7,173,699
                                                                                                             ---------------
E-COMMERCE/SERVICES: 3.13%
     330,800   AMAZON.COM INCORPORATED+<<                                                                         24,293,952
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 13.18%
   2,882,743   CISCO SYSTEMS INCORPORATED+                                                                        48,343,600
     593,000   LINEAR TECHNOLOGY CORPORATION<<                                                                    13,627,140
   1,289,100   NOKIA OYJ ADR                                                                                      15,043,797
     648,800   QUALCOMM INCORPORATED                                                                              25,244,808

                                                                                                                 102,259,345
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.20%
   1,269,900   PAYCHEX INCORPORATED<<                                                                             32,598,333
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 6.77%
     960,660   TARGET CORPORATION<<                                                                               33,037,097
     375,200   WAL-MART STORES INCORPORATED                                                                       19,547,920

                                                                                                                  52,585,017
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.94%
     261,200   APPLE INCORPORATED+                                                                                27,457,344
   1,005,800   EMC CORPORATION+<<                                                                                 11,466,120
   2,022,470   INTEL CORPORATION                                                                                  30,438,174

                                                                                                                  69,361,638
                                                                                                             ---------------
MEDICAL EQUIPMENT & SUPPLIES: 4.28%
   1,128,010   MEDTRONIC INCORPORATED                                                                             33,242,455
                                                                                                             ---------------
PERSONAL SERVICES: 1.19%
     373,550   CINTAS CORPORATION<<                                                                                9,234,156
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 141


              Portfolio of Investments--March 31, 2009 (Unaudited)

LARGE COMPANY GROWTH PORTFOLIO

  SHARES       SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 20.18%
   3,097,437   CHARLES SCHWAB CORPORATION<<                                                                  $    48,010,274
      49,700   CME GROUP INCORPORATED<<                                                                           12,245,583
     341,500   FRANKLIN RESOURCES INCORPORATED                                                                    18,396,604
     562,390   GOLDMAN SACHS GROUP INCORPORATED<<                                                                 59,624,588
     635,400   T. ROWE PRICE GROUP INCORPORATED<<                                                                 18,337,644

                                                                                                                 156,614,693
                                                                                                             ---------------
TRANSPORTATION SERVICES: 4.64%
     437,700   C.H. ROBINSON WORLDWIDE INCORPORATED                                                               19,963,497
     566,400   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED<<                                              16,023,456

                                                                                                                  35,986,953
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $979,932,921)                                                                          771,199,453
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 16.54%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.46%
   6,714,305   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    6,714,305
   6,714,305   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        6,714,305
   6,714,305   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          6,714,305
   6,714,305   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               6,714,305

                                                                                                                  26,857,220
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 13.08%
 $ 1,637,635   ABN AMRO BANK NV (CHICAGO)                                              2.06%    04/01/2009         1,637,635
     927,993   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.55     04/03/2009           927,993
   1,637,635   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.75     04/09/2009         1,637,635
      54,588   AMSTEL FUNDING CORPORATION++                                            1.50     04/06/2009            54,576
   1,910,575   AMSTERDAM FUNDING CORPORATION++                                         0.50     04/22/2009         1,910,017
     109,176   ANTALIS US FUNDING CORPORATION++                                        0.50     04/01/2009           109,176
   2,156,220   ANTALIS US FUNDING CORPORATION++(p)                                     0.68     04/21/2009         2,155,405
   2,347,277   BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38     04/01/2009         2,347,277
   6,113,838   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $6,113,880)               0.25     04/01/2009         6,113,838
     709,642   BANK OF IRELAND                                                         0.60     04/01/2009           709,642
  14,957,069   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $14,957,194)                                         0.30     04/01/2009        14,957,069
     709,642   BNP PARIBAS (PARIS)                                                     0.30     04/01/2009           709,642
   2,183,514   BRYANT BANK FUNDING LLC++(p)                                            0.47     04/20/2009         2,182,972
   2,347,277   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50     04/01/2009         2,347,277
     818,818   CALYON (LONDON)                                                         0.45     04/01/2009           818,818
   1,473,872   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60     04/08/2009         1,473,700
     866,038   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008            14,290
     666,761   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008            11,002
   1,528,460   CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85     04/01/2009         1,528,460
     491,291   CLIPPER RECEIVABLES CORPORATION++                                       0.85     04/03/2009           491,267
     145,750   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               2.25     10/01/2038           145,750
     982,581   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            3.50     12/15/2037           982,581
   2,620,216   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85     04/01/2009         2,620,216
   2,074,338   E.ON AG++                                                               0.60     04/22/2009         2,073,612
     545,878   EBBETS FUNDING LLC++                                                    0.60     04/06/2009           545,833
     818,818   EBBETS FUNDING LLC++                                                    0.60     04/07/2009           818,736
     409,409   EDISON ASSET SECURITIZATION LLC++(p)                                    0.50     04/21/2009           409,295
     109,176   ELYSIAN FUNDING LLC++                                                   0.55     04/06/2009           109,167
     218,351   ELYSIAN FUNDING LLC++                                                   0.60     04/01/2009           218,351

                   142 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

LARGE COMPANY GROWTH PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
 $   545,878   ELYSIAN FUNDING LLC++                                                   0.60%    04/07/2009   $       545,824
     955,287   ERASMUS CAPITAL CORPORATION++                                           0.50     04/06/2009           955,221
     272,939   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.50     04/21/2009           272,863
   1,637,635   GEMINI SECURITIZATION INCORPORATED++                                    0.55     04/14/2009         1,637,310
   2,958,934   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,958,948)               0.17     04/01/2009         2,958,934
     163,764   GRAMPIAN FUNDING LLC++                                                  0.58     04/06/2009           163,750
   3,157,776   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009         1,131,747
      90,070   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   2.75     11/01/2042            90,070
     109,176   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      1.00     01/01/2018           109,176
   5,458,784   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $5,458,820)               0.24     04/01/2009         5,458,784
     163,764   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  1.00     04/15/2025           163,764
   1,637,635   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88     04/08/2009         1,637,357
     696,541   LLOYDS TSB BANK PLC                                                     0.50     04/06/2009           696,493
   1,130,514   LLOYDS TSB BANK PLC                                                     0.50     04/09/2009         1,130,389
      43,670   LLOYDS TSB BANK PLC                                                     0.50     04/14/2009            43,662
   1,637,635   LMA AMERICAS LLC++                                                      0.57     04/29/2009         1,636,909
   1,910,575   MATCHPOINT MASTER TRUST++                                               0.43     04/27/2009         1,909,981
     234,728   MISSISSIPPI STATE GO+/-ss                                               5.00     11/01/2028           234,728
     709,642   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $709,655)                    0.66     04/01/2009           709,642
   2,183,514   NATIXIS                                                                 0.38     04/02/2009         2,183,514
     109,176   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                3.75     01/01/2018           109,176
     709,642   NORDEA BANK AB                                                          0.30     04/01/2009           709,642
     687,807   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/15/2009           687,660
     982,581   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/20/2009           982,296
   1,091,757   ROMULUS FUNDING CORPORATION++                                           0.90     04/24/2009         1,091,129
     545,878   ROMULUS FUNDING CORPORATION++(p)                                        1.00     04/22/2009           545,560
   1,637,635   SANPAOLO IMI US FINANCIAL COMPANY                                       0.49     04/21/2009         1,637,189
   1,910,575   SOCIETE GENERALE NY                                                     1.05     04/27/2009         1,911,470
   1,976,080   STARBIRD FUNDING CORPORATION++                                          0.60     04/30/2009         1,975,125
     545,878   STATE STREET CORPORATION                                                0.40     04/01/2009           545,878
   1,637,635   SURREY FUNDING CORPORATION++(p)                                         0.55     04/06/2009         1,637,510
   2,183,514   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53     04/20/2009         2,182,903
   1,910,575   TICONDEROGA MASTER FUNDING LIMITED++                                    0.45     04/28/2009         1,909,930
   1,910,575   TULIP FUNDING CORPORATION++(p)                                          0.50     04/15/2009         1,910,203
   2,019,750   UBS FINANCE (DELAWARE) LLC                                              0.55     04/23/2009         2,019,071
   1,910,575   UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70     04/27/2009         1,909,609
     818,818   VERSAILLES CP LLC++                                                     0.60     04/01/2009           818,818
   1,200,845   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.38     07/28/2008           552,388
     697,344   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.41     08/07/2008           320,778
     854,417   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.19     04/03/2008           393,032
   1,386,873   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.20     02/15/2008           637,962
   1,337,528   WHITE PINE FINANCE LLC+++/-####(a)(i)                                   1.15     02/22/2008         1,118,976
     327,527   WINDMILL FUNDING CORPORATION++                                          0.40     04/03/2009           327,520
   1,855,987   WINDMILL FUNDING CORPORATION++(p)                                       0.50     04/24/2009         1,855,394

                                                                                                                 101,520,569
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $124,220,028)                                                      128,377,789
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 143


              Portfolio of Investments--March 31, 2009 (Unaudited)

LARGE COMPANY GROWTH PORTFOLIO

  SHARES       SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
SHORT-TERM INVESTMENTS: 2.69%
  20,830,894   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                  $    20,830,894

TOTAL SHORT-TERM INVESTMENTS (COST $20,830,894)                                                                   20,830,894
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,124,983,843)*                                                            118.59%                 $   920,408,136
OTHER ASSETS AND LIABILITIES, NET                                                    (18.59)                    (144,263,015)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   776,145,121
                                                                                     ------                  ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $20,830,894.

* Cost for federal income tax purposes is $1,162,840,283 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  28,004,862
Gross unrealized depreciation                 (270,437,009)
                                             -------------
Net unrealized appreciation (depreciation)   $(242,432,147)

The accompanying notes are an integral part of these financial statements.

                   144 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 99.64%
AMUSEMENT & RECREATION SERVICES: 0.46%
      14,858   MULTIMEDIA GAMES INCORPORATED<<+                                                              $        31,945
      25,672   TICKETMASTER+                                                                                          94,730
      31,618   WMS INDUSTRIES INCORPORATED<<+                                                                        661,132

                                                                                                                     787,807
                                                                                                             ---------------
APPAREL & ACCESSORY STORES: 2.14%
      36,123   CARTER'S INCORPORATED+                                                                                679,474
      13,461   CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                 109,707
      15,442   CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                          338,025
      22,756   CHRISTOPHER & BANKS CORPORATION                                                                        93,072
      28,855   DRESS BARN INCORPORATED+                                                                              354,628
      35,147   FINISH LINE INCORPORATED CLASS A                                                                      232,673
      28,082   HOT TOPIC INCORPORATED<<+                                                                             314,238
      11,699   JOS. A. BANK CLOTHIERS INCORPORATED<<+                                                                325,349
      24,357   STAGE STORES INCORPORATED                                                                             245,519
      15,073   THE BUCKLE INCORPORATED<<                                                                             481,281
      18,838   THE CATO CORPORATION CLASS A                                                                          344,359
      15,879   TWEEN BRANDS INCORPORATED+                                                                             33,981
      12,893   ZUMIEZ INCORPORATED<<+                                                                                125,062

                                                                                                                   3,677,368
                                                                                                             ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.66%
      18,610   GYMBOREE CORPORATION<<+                                                                               397,324
      60,982   LIZ CLAIBORNE INCORPORATED+                                                                           150,626
      12,018   MAIDENFORM BRANDS INCORPORATED+                                                                       110,085
      81,354   QUIKSILVER INCORPORATED+                                                                              104,133
      21,285   SKECHERS U.S.A. INCORPORATED CLASS A+                                                                 141,971
      11,754   TRUE RELIGION APPAREL INCORPORATED<<+                                                                 138,815
      10,155   VOLCOM INCORPORATED<<+                                                                                 98,504

                                                                                                                   1,141,458
                                                                                                             ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.04%
      10,643   LITHIA MOTORS INCORPORATED CLASS A<<+                                                                  23,947
      11,866   MARINEMAX INCORPORATED+                                                                                23,257
      17,987   SONIC AUTOMOTIVE INCORPORATED<<+                                                                       28,779

                                                                                                                      75,983
                                                                                                             ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.30%
       8,981   MIDAS INCORPORATED+                                                                                    71,130
      24,523   WRIGHT EXPRESS CORPORATION+                                                                           446,809

                                                                                                                     517,939
                                                                                                             ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.07%
       8,989   M/I HOMES INCORPORATED<<+                                                                              62,833
      59,414   STANDARD-PACIFIC CORPORATION<<+                                                                        52,284

                                                                                                                     115,117
                                                                                                             ---------------
BUSINESS SERVICES: 9.76%
      34,396   AARON RENTS INCORPORATED<<                                                                            916,997
      28,542   ABM INDUSTRIES INCORPORATED                                                                           468,089
      14,021   ADMINISTAFF INCORPORATED                                                                              296,264
      20,882   AMN HEALTHCARE SERVICES INCORPORATED+                                                                 106,498
      16,944   ARBITRON INCORPORATED                                                                                 254,329

                   Wells Fargo Advantage Master Portfolios 145


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
BUSINESS SERVICES (continued)
       8,926   BANKRATE INCORPORATED<<+                                                                      $       222,704
      28,079   BLACKBAUD INCORPORATED<<                                                                              325,997
      25,031   BLUE COAT SYSTEMS INCORPORATED+                                                                       300,622
      32,874   BRADY CORPORATION CLASS A                                                                             579,569
      19,185   CACI INTERNATIONAL INCORPORATED CLASS A<<+                                                            700,061
       9,083   CAPELLA EDUCATION COMPANY<<+                                                                          481,399
      38,730   CIBER INCORPORATED+                                                                                   105,733
      25,420   COGNEX CORPORATION                                                                                    339,357
      26,588   COMMVAULT SYSTEMS INCORPORATED+                                                                       291,670
       6,012   COMPUTER PROGRAMS & SYSTEMS INCORPORATED<<                                                            200,019
      11,750   COMSCORE INCORPORATED+                                                                                142,058
      27,023   CONCUR TECHNOLOGIES INCORPORATED<<+                                                                   518,571
      22,523   CSG SYSTEMS INTERNATIONAL INCORPORATED<<+                                                             321,628
      44,223   CYBERSOURCE CORPORATION+                                                                              654,943
      25,534   DEALERTRACK HOLDINGS INCORPORATED+                                                                    334,495
       5,694   EBIX INCORPORATED+                                                                                    141,496
      35,997   ECLIPSYS CORPORATION<<+                                                                               365,010
      38,404   EPICOR SOFTWARE CORPORATION<<+                                                                        146,319
       9,798   FORRESTER RESEARCH INCORPORATED+                                                                      201,447
      15,468   GERBER SCIENTIFIC INCORPORATED+                                                                        36,969
      15,827   GEVITY HR INCORPORATED                                                                                 62,517
      27,566   HEALTHCARE SERVICES GROUP                                                                             412,659
      15,698   HEARTLAND PAYMENT SYSTEMS INCORPORATED                                                                103,764
      10,496   HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                       186,199
      16,354   HMS HOLDINGS CORPORATION+                                                                             538,047
      55,881   INFORMATICA CORPORATION<<+                                                                            740,982
      22,389   INFOSPACE INCORPORATED+                                                                               116,423
      11,069   INTEGRAL SYSTEMS INCORPORATED MD+                                                                      95,193
      17,529   JDA SOFTWARE GROUP INCORPORATED+                                                                      202,460
      11,121   LOJACK CORPORATION+                                                                                    50,378
      15,100   MANHATTAN ASSOCIATES INCORPORATED<<+                                                                  261,532
      18,729   NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                             66,301
      20,092   OMNICELL INCORPORATED<<+                                                                              157,119
      22,882   ON ASSIGNMENT INCORPORATED+                                                                            62,010
      11,690   PCTEL INCORPORATED+                                                                                    50,267
      20,538   PERFICIENT INCORPORATED+                                                                              110,905
      27,491   PHASE FORWARD INCORPORATED+                                                                           351,610
      18,630   PHOENIX TECHNOLOGIES LIMITED+                                                                          30,181
       9,828   PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                         263,784
      25,579   PROGRESS SOFTWARE CORPORATION+                                                                        444,051
      11,639   QUALITY SYSTEMS INCORPORATED<<                                                                        526,665
      17,678   RADIANT SYSTEMS INCORPORATED+                                                                          77,960
      14,928   RADISYS CORPORATION<<+                                                                                 90,464
      17,914   SMITH MICRO SOFTWARE INCORPORATED+                                                                     93,690
      33,647   SPHERION CORPORATION+                                                                                  69,986
      11,675   SPSS INCORPORATED+                                                                                    331,920
       7,407   STARTEK INCORPORATED+                                                                                  22,962
      12,959   STRATASYS INCORPORATED<<+                                                                             107,171
      21,423   SYKES ENTERPRISES INCORPORATED+                                                                       356,264
      12,167   SYNNEX CORPORATION<<+                                                                                 239,325
      49,794   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                           415,780
      19,621   TALEO CORPORATION CLASS A+                                                                            231,920
      18,428   THE KNOT INCORPORATED+                                                                                151,110
      42,986   THQ INCORPORATED+                                                                                     130,677
      20,466   TRADESTATION GROUP INCORPORATED+                                                                      135,076
      27,747   TRUEBLUE INCORPORATED<<+                                                                              228,913

                   146 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
BUSINESS SERVICES (continued)
      52,659   UNITED ONLINE INCORPORATED                                                                    $       234,859
      12,993   VIAD CORPORATION                                                                                      183,461
       7,749   VOLT INFORMATION SCIENCE INCORPORATED+                                                                 51,531
      28,849   WEBSENSE INCORPORATED+                                                                                346,188

                                                                                                                  16,784,548
                                                                                                             ---------------
CASINO & GAMING: 0.16%
      38,454   PINNACLE ENTERTAINMENT INCORPORATED<<+                                                                270,716
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 3.62%
      12,947   AMERICAN VANGUARD CORPORATION                                                                         167,016
      15,960   ARCH CHEMICALS INCORPORATED                                                                           302,602
      18,281   ARQULE INCORPORATED<<+                                                                                 75,683
      11,659   BALCHEM CORPORATION                                                                                   292,991
      34,654   CALGON CARBON CORPORATION<<+                                                                          491,047
      18,723   CAMBREX CORPORATION+                                                                                   42,688
      12,489   CHATTEM INCORPORATED<<+                                                                               700,008
      36,889   CUBIST PHARMACEUTICALS INCORPORATED+                                                                  603,504
      31,145   HB FULLER COMPANY<<                                                                                   404,885
      10,007   MANNATECH INCORPORATED<<                                                                               33,323
      21,250   MARTEK BIOSCIENCES CORPORATION<<+                                                                     387,813
       7,893   NEWMARKET CORPORATION                                                                                 349,660
      15,959   NOVEN PHARMACEUTICALS INCORPORATED+                                                                   151,291
      19,534   OM GROUP INCORPORATED+                                                                                377,397
      22,327   PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                            211,437
      36,931   PAREXEL INTERNATIONAL CORPORATION+                                                                    359,339
       7,221   PENFORD CORPORATION                                                                                    26,212
      19,536   PHARMERICA CORPORATION<<+                                                                             325,079
      59,203   POLYONE CORPORATION+                                                                                  136,759
       6,998   QUAKER CHEMICAL CORPORATION                                                                            55,564
      30,809   SALIX PHARMACEUTICALS LIMITED+                                                                        292,686
       4,631   STEPAN COMPANY                                                                                        126,426
       9,381   SURMODICS INCORPORATED<<+                                                                             171,203
      13,518   ZEP INCORPORATED                                                                                      138,289

                                                                                                                   6,222,902
                                                                                                             ---------------
COAL MINING: 0.17%
      26,841   PENN VIRGINIA CORPORATION                                                                             294,714
                                                                                                             ---------------
COMMUNICATIONS: 1.39%
      19,140   ANIXTER INTERNATIONAL INCORPORATED<<+                                                                 606,355
      11,872   AUDIOVOX CORPORATION CLASS A+                                                                          40,721
      33,031   BRIGHTPOINT INCORPORATED+                                                                             141,374
      57,049   FAIRPOINT COMMUNICATIONS INCORPORATED<<+                                                               44,498
      28,344   GENERAL COMMUNICATION INCORPORATED CLASS A+                                                           189,338
      20,498   IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                         234,907
      28,170   J2 GLOBAL COMMUNICATIONS INCORPORATED+                                                                616,641
      50,192   LIVE NATION INCORPORATED<<+                                                                           134,013
      11,374   NEUTRAL TANDEM INCORPORATION+                                                                         279,914
      19,439   NOVATEL WIRELESS INCORPORATED+                                                                        109,247

                                                                                                                   2,397,008
                                                                                                             ---------------
COMPUTERS-INTEGRATED SYSTEMS: 0.04%
      14,533   AGILYSYS INCORPORATED                                                                                  62,492
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 147


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.11%
      14,442   CHEMED CORPORATION                                                                            $       561,794
      12,410   DREW INDUSTRIES INCORPORATED<<+                                                                       107,719
      42,074   EMCOR GROUP INCORPORATED+                                                                             722,411
      24,664   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                         385,745
      15,954   MATRIX SERVICE COMPANY+                                                                               131,142

                                                                                                                   1,908,811
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 7.43%
      30,568   BANK MUTUAL CORPORATION<<                                                                             276,946
      40,864   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                      143,433
      37,418   BROOKLINE BANCORP INCORPORATED<<                                                                      355,471
      18,005   CASCADE BANCORP<<                                                                                      29,348
      18,418   CENTRAL PACIFIC FINANCIAL CORPORATION<<+                                                              103,141
      11,650   COLUMBIA BANKING SYSTEM INCORPORATED                                                                   74,560
      20,918   COMMUNITY BANK SYSTEM INCORPORATED<<                                                                  350,377
      16,871   DIME COMMUNITY BANCSHARES                                                                             158,250
      40,862   EAST WEST BANCORP INCORPORATED<<                                                                      186,739
      48,646   FIRST BANCORP PUERTO RICO<<                                                                           207,232
      47,980   FIRST COMMONWEALTH FINANCIAL CORPORATION                                                              425,583
      20,422   FIRST FINANCIAL BANCORP                                                                               194,622
      13,336   FIRST FINANCIAL BANKSHARE<<                                                                           642,395
      31,174   FIRST MIDWEST BANCORP INCORPORATED<<                                                                  267,785
      37,525   FLAGSTAR BANCORP INCORPORATED<<+                                                                       28,144
      30,189   FRONTIER FINANCIAL CORPORATION<<+                                                                      33,208
      39,422   GLACIER BANCORP INCORPORATED                                                                          619,320
      15,290   HANCOCK HOLDING COMPANY<<                                                                             478,271
      23,836   HANMI FINANCIAL CORPORATION<<+                                                                         30,987
       8,531   HOME BANCSHARES INCORPORATED<<                                                                        170,364
      10,434   INDEPENDENT BANK CORPORATION (MASSACHUSETTS)                                                          153,902
      12,785   INDEPENDENT BANK CORPORATION (MICHIGAN)                                                                29,917
      12,187   IRWIN FINANCIAL CORPORATION+                                                                           23,765
      14,311   NARA BANK NATIONAL ASSOCIATION+                                                                        42,074
      52,639   NATIONAL PENN BANCSHARES INCORPORATED<<                                                               436,904
      20,928   NBT BANCORP INCORPORATED                                                                              452,882
      42,513   OLD NATIONAL BANCORP<<                                                                                474,870
      14,959   PETMED EXPRESS INCORPORATED+                                                                          246,524
      17,644   PRIVATEBANCORP INCORPORATED<<                                                                         255,132
      26,295   PROSPERITY BANCSHARES INCORPORATED<<                                                                  719,168
      21,481   PROVIDENT BANKSHARES CORPORATION<<                                                                    151,441
      15,058   S&T BANCORP INCORPORATED                                                                              319,380
      22,593   SIGNATURE BANK+                                                                                       637,800
      54,339   SOUTH FINANCIAL GROUP INCORPORATED<<                                                                   59,773
      11,565   STERLING BANCORPORATION (NEW YORK)                                                                    114,494
      46,937   STERLING BANCSHARES INCORPORATED (TEXAS)                                                              306,968
      33,586   STERLING FINANCIAL CORPORATION<<+                                                                      69,523
      55,202   SUSQUEHANNA BANCSHARES INCORPORATED<<                                                                 515,035
       4,277   TOMPKINS TRUST COMPANY INCORPORATED<<                                                                 183,911
      48,633   TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                            292,771
      75,184   UCBH HOLDINGS INCORPORATED                                                                            113,528
      18,894   UMB FINANCIAL CORPORATION                                                                             802,806
      38,577   UMPQUA HOLDINGS CORPORATION                                                                           349,508
      24,213   UNITED BANKSHARES INCORPORATED<<                                                                      417,432
      26,371   UNITED COMMUNITY BANKS INCORPORATED<<+                                                                109,702
      41,035   WHITNEY HOLDING CORPORATION                                                                           469,851
      12,390   WILSHIRE BANCORP INCORPORATED                                                                          63,932
      15,305   WINTRUST FINANCIAL CORPORATION                                                                        188,252

                                                                                                                  12,777,421
                                                                                                             ---------------

                   148 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
DURABLE GOODS - CONSUMER: 0.09%
      12,209   STURM, RUGER & COMPANY INCORPORATED+                                                          $       150,537
                                                                                                             ---------------
EATING & DRINKING PLACES: 2.40%
      15,454   CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                202,138
      14,569   CEC ENTERTAINMENT INCORPORATED<<+                                                                     377,046
      35,027   CKE RESTAURANTS INCORPORATED                                                                          294,227
      14,355   CRACKER BARREL OLD COUNTRY STORE INCORPORATED<<                                                       411,127
       9,819   DINEEQUITY INCORPORATED<<+                                                                            116,453
      36,457   JACK IN THE BOX INCORPORATED+                                                                         849,084
       7,968   LANDRY'S RESTAURANTS INCORPORATED<<+                                                                   41,593
      13,663   O'CHARLEYS INCORPORATED+                                                                               41,126
      15,457   P.F. CHANG'S CHINA BISTRO INCORPORATED<<+                                                             353,656
      13,738   PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                314,188
       9,921   RED ROBIN GOURMET BURGERS INCORPORATED<<+                                                             174,907
      33,875   RUBY TUESDAY INCORPORATED                                                                              98,915
      12,408   RUTH'S CHRIS STEAK HOUSE INCORPORATED+                                                                 15,014
      38,822   SONIC CORPORATION<<+                                                                                  388,996
      18,404   STEAK N SHAKE COMPANY+                                                                                139,318
      32,516   TEXAS ROADHOUSE INCORPORATED CLASS A<<+                                                               309,877

                                                                                                                   4,127,665
                                                                                                             ---------------
EDUCATIONAL SERVICES: 0.35%
      10,241   AMERICAN PUBLIC EDUCATION INCORPORATED+                                                               430,736
      13,837   UNIVERSAL TECHNICAL INSTITUTE INCORPORATED<<+                                                         166,044

                                                                                                                     596,780
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 5.96%
      17,567   ALLETE INCORPORATED                                                                                   468,863
      11,082   AMERICAN STATES WATER COMPANY                                                                         402,498
      58,740   ATMOS ENERGY CORPORATION                                                                            1,358,069
      35,019   AVISTA CORPORATION                                                                                    482,562
       7,363   CENTRAL VERMONT PUBLIC SERVICE                                                                        127,380
      10,117   CH ENERGY GROUP INCORPORATED<<                                                                        474,487
      38,611   CLECO CORPORATION<<                                                                                   837,473
      28,772   EL PASO ELECTRIC COMPANY                                                                              405,397
      14,189   LACLEDE GROUP INCORPORATED                                                                            553,087
      27,127   NEW JERSEY RESOURCES                                                                                  921,775
      16,987   NORTHWEST NATURAL GAS COMPANY                                                                         737,576
      47,105   PIEDMONT NATURAL GAS COMPANY<<                                                                      1,219,548
      19,064   SOUTH JERSEY INDUSTRIES INCORPORATED                                                                  667,215
      28,485   SOUTHWEST GAS CORPORATION                                                                             600,179
      16,201   UIL HOLDINGS CORPORATION                                                                              361,606
      22,822   UNISOURCE ENERGY CORPORATION<<                                                                        643,352

                                                                                                                  10,261,067
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.81%
      16,515   ACTEL CORPORATION+                                                                                    167,132
      25,909   ACUITY BRANDS INCORPORATED<<                                                                          583,989
      78,075   ADAPTEC INCORPORATED+                                                                                 187,380
      20,943   ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                              157,701
      14,516   AO SMITH CORPORATION                                                                                  365,513
       8,328   APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                168,475
      78,897   ARRIS GROUP INCORPORATED+                                                                             581,471
      20,098   ATMI INCORPORATED+                                                                                    310,112
       8,082   AZZ INCORPORATED<<+                                                                                   213,284

                   Wells Fargo Advantage Master Portfolios 149


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
      29,650   BALDOR ELECTRIC COMPANY<<                                                                     $       429,629
       7,351   BEL FUSE INCORPORATED CLASS B                                                                          98,797
      41,820   BENCHMARK ELECTRONICS INCORPORATED+                                                                   468,384
      16,825   C&D TECHNOLOGIES INCORPORATED<<+                                                                       31,126
       4,963   CATAPULT COMMUNICATIONS CORPORATION+                                                                   34,592
      16,561   CERADYNE INCORPORATED<<+                                                                              300,251
      24,879   CHECKPOINT SYSTEMS INCORPORATED+                                                                      223,165
      18,031   COMTECH TELECOMMUNICATIONS CORPORATION+                                                               446,628
      21,633   CTS CORPORATION                                                                                        78,095
       9,938   CUBIC CORPORATION                                                                                     251,730
      19,013   CYMER INCORPORATED+                                                                                   423,229
      88,455   CYPRESS SEMICONDUCTOR CORPORATION+                                                                    598,840
      20,963   DIODES INCORPORATED<<+                                                                                222,417
      11,366   DIONEX CORPORATION<<+                                                                                 537,044
      17,212   DSP GROUP INCORPORATED+                                                                                74,356
      17,365   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                           102,801
       9,733   EMS TECHNOLOGIES INCORPORATED+                                                                        169,938
      27,520   EXAR CORPORATION+                                                                                     171,725
      14,768   GREATBATCH INCORPORATED+                                                                              285,761
      61,135   HARMONIC INCORPORATED+                                                                                397,378
      19,325   HELEN OF TROY LIMITED+                                                                                265,719
      12,122   HITTITE MICROWAVE CORPORATION+                                                                        378,206
      14,843   HUTCHINSON TECHNOLOGY INCORPORATED<<+                                                                  38,592
      13,923   LITTELFUSE INCORPORATED+                                                                              153,014
      19,911   MAGNETEK INCORPORATED+                                                                                 35,840
      14,545   MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                 80,434
      24,256   METHODE ELECTRONICS INCORPORATED                                                                       86,836
      29,334   MICREL INCORPORATED                                                                                   206,511
      51,982   MICROSEMI CORPORATION+                                                                                602,991
      27,274   MOOG INCORPORATED CLASS A+                                                                            623,745
       3,072   NATIONAL PRESTO INDUSTRIES INCORPORATED                                                               187,423
      13,122   PARK ELECTROCHEMICAL CORPORATION                                                                      226,748
      16,183   PERICOM SEMICONDUCTOR+                                                                                118,298
      25,232   PLEXUS CORPORATION+                                                                                   348,706
      20,187   REGAL-BELOIT CORPORATION<<                                                                            618,530
      10,021   ROGERS CORPORATION+                                                                                   189,196
     106,077   SKYWORKS SOLUTIONS INCORPORATED+                                                                      854,981
      14,037   STANDARD MICROSYSTEMS CORPORATION+                                                                    261,088
       8,249   SUPERTEX INCORPORATED<<+                                                                              190,552
      28,202   SYMMETRICOM INCORPORATED+                                                                              98,707
      21,823   SYNAPTICS INCORPORATED<<+                                                                             583,983
      26,281   TECHNITROL INCORPORATED                                                                                44,941
      42,467   TEKELEC<<+                                                                                            561,838
       8,479   TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                 49,178
      94,459   TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                  233,314
      27,441   TTM TECHNOLOGIES INCORPORATED<<+                                                                      159,158
       8,963   UNIVERSAL ELECTRONICS INCORPORATED+                                                                   162,230
      46,818   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED<<+                                           1,014,078
      17,482   VIASAT INCORPORATED+                                                                                  363,975
      12,553   VICOR CORPORATION+                                                                                     61,384

                                                                                                                  16,881,139
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.48%
       8,239   CDI CORPORATION                                                                                        80,083
      27,944   ERESEARCH TECHNOLOGY INCORPORATED+                                                                    146,985

                   150 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (CONTINUED)
       5,972   LANDAUER INCORPORATED                                                                         $       302,661
      11,154   MAXMUS INCORPORATED                                                                                   444,598
      40,507   REGENERON PHARMACEUTICAL INCORPORATED<<+                                                              561,427
       8,599   STANLEY INCORPORATED+                                                                                 218,329
      38,575   TETRA TECH INCORPORATED+                                                                              786,159

                                                                                                                   2,540,242
                                                                                                             ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.25%
      31,158   GRIFFON CORPORATION+                                                                                  233,685
       9,162   GULF ISLAND FABRICATION INCORPORATED+                                                                  73,388
      22,722   MOBILE MINI INCORPORATED+                                                                             261,757
      12,627   NCI BUILDING SYSTEMS INCORPORATED<<+                                                                   28,032
      24,147   QUANEX BUILDING PRODUCTS CORPORATION                                                                  183,517
      24,006   SIMPSON MANUFACTURING COMPANY INCORPORATED                                                            432,588
      11,263   VALMONT INDUSTRIES INCORPORATED                                                                       565,515
      18,821   WATTS WATER TECHNOLOGIES INCORPORATED<<                                                               368,139

                                                                                                                   2,146,621
                                                                                                             ---------------
FINANCE COMPANIES: 0.04%
      17,420   REWARDS NETWORK INCORPORATED+                                                                          60,970
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 1.88%
       6,488   BOSTON BEER COMPANY INCORPORATED<<+                                                                   135,340
       8,082   CAL-MAINE FOODS INCORPORATED<<                                                                        180,956
      52,415   DARLING INTERNATIONAL INCORPORATED<<+                                                                 194,460
      10,491   DIAMOND FOODS INCORPORATED                                                                            293,014
       8,935   J & J SNACK FOODS CORPORATION                                                                         309,062
      20,218   LANCE INCORPORATED                                                                                    420,939
       7,859   PEET'S COFFEE & TEA INCORPORATED+                                                                     169,912
      11,196   SANDERSON FARMS INCORPORATED                                                                          420,410
      20,223   TREEHOUSE FOODS INCORPORATED<<+                                                                       582,220
      27,525   UNITED NATURAL FOODS INCORPORATED+                                                                    522,149

                                                                                                                   3,228,462
                                                                                                             ---------------
FOOD STORES: 0.06%
      19,371   GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED<<+                                                  102,860
                                                                                                             ---------------
FOOTWEAR: 0.30%
      53,204   CROCS INCORPORATED<<+                                                                                  63,313
       8,391   DECKERS OUTDOOR CORPORATION<<+                                                                        445,059

                                                                                                                     508,372
                                                                                                             ---------------
FURNITURE & FIXTURES: 0.14%
      18,441   ETHAN ALLEN INTERIORS INCORPORATED<<                                                                  207,646
      32,999   LA-Z-BOY INCORPORATED<<+                                                                               41,249

                                                                                                                     248,895
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 0.83%
      25,310   CABELA'S INCORPORATED<<+                                                                              230,574
      32,580   CASEY'S GENERAL STORES INCORPORATED                                                                   868,583
      25,623   FRED'S INCORPORATED                                                                                   289,027
      16,289   STEIN MART INCORPORATED+                                                                               47,075

                                                                                                                   1,435,259
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 151


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
HEALTH SERVICES: 2.68%
      17,466   AMEDISYS INCORPORATED<<+                                                                      $       480,140
      20,177   AMSURG CORPORATION+                                                                                   319,805
       7,424   BIO-REFERENCE LABORATORIES INCORPORATED+                                                              155,236
       4,894   CORVEL CORPORATION+                                                                                    98,957
      19,727   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                129,212
      18,052   CRYOLIFE INCORPORATED+                                                                                 93,509
      20,850   ENZO BIOCHEM INCORPORATED+                                                                             83,817
      18,478   GENTIVA HEALTH SERVICES INCORPORATED+                                                                 280,866
      21,575   HEALTHWAYS INCORPORATED+                                                                              189,213
      25,222   INTERVAL LEISURE GROUP INCORPORATED+                                                                  133,677
      21,386   INVENTIV HEALTH INCORPORATED+                                                                         174,510
      11,890   LCA-VISION INCORPORATED<<+                                                                             34,598
       9,455   LHC GROUP INCORPORATED<<+                                                                             210,657
      23,472   MAGELLAN HEALTH SERVICES INCORPORATED+                                                                855,320
      12,577   MEDCATH CORPORATION+                                                                                   91,435
      29,284   MEDNAX INCORPORATED+                                                                                  862,999
      14,325   NAUTILUS GROUP INCORPORATED<<+                                                                          9,025
      21,020   ODYSSEY HEALTHCARE INCORPORATED+                                                                      203,894
      11,793   REHABCARE GROUP INCORPORATED+                                                                         205,670

                                                                                                                   4,612,540
                                                                                                             ---------------
HOLDING & OTHER INVESTMENT OFFICES: 4.28%
      21,734   ACADIA REALTY TRUST                                                                                   230,599
      51,994   BIOMED REALTY TRUST INCORPORATED                                                                      351,999
      28,518   CEDAR SHOPPING CENTERS INCORPORATED+                                                                   49,621
      31,158   COLONIAL PROPERTIES TRUST<<                                                                           118,712
      57,724   DIAMONDROCK HOSPITALITY<<+                                                                            231,473
      16,068   EASTGROUP PROPERTIES INCORPORATED                                                                     451,029
      22,262   ENTERTAINMENT PROPERTIES TRUST                                                                        350,849
      37,951   FRANKLIN STREET PROPERTIES CORPORATION<<                                                              466,797
      21,062   HOME PROPERTIES INCORPORATED<<                                                                        645,550
      37,190   INLAND REAL ESTATE CORPORATION                                                                        263,677
      21,188   KILROY REALTY CORPORATION                                                                             364,222
      21,805   KITE REALTY GROUP TRUST                                                                                53,422
      26,300   LASALLE HOTEL PROPERTIES                                                                              153,592
      14,832   LTC PROPERTIES INCORPORATED                                                                           260,153
      48,936   MEDICAL PROPERTIES TRUST INCORPORATED                                                                 178,616
      18,093   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                        557,807
      50,646   NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                             802,233
       9,854   PARKWAY PROPERTIES INCORPORATED                                                                       101,496
      28,324   POST PROPERTIES INCORPORATED                                                                          287,205
       9,574   PS BUSINESS PARKS INCORPORATED                                                                        352,802
      14,095   SOVRAN SELF STORAGE INCORPORATED                                                                      283,028
      20,300   TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                                          626,458
      13,721   URSTADT BIDDLE PROPERTIES INCORPORATED                                                                184,136

                                                                                                                   7,365,476
                                                                                                             ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.09%
      11,891   HAVERTY FURNITURE COMPANIES INCORPORATED<<+                                                           125,212
      19,872   TUESDAY MORNING CORPORATION+                                                                           25,237

                                                                                                                     150,449
                                                                                                             ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.09%
      13,529   MARCUS CORPORATION                                                                                    114,997
       7,337   MONARCH CASINO & RESORT INCORPORATED+                                                                  37,859

                                                                                                                     152,856
                                                                                                             ---------------

                   152 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.27%
      36,149   ACTUANT CORPORATION CLASS A                                                                   $       373,419
      12,697   ASTEC INDUSTRIES INCORPORATED<<+                                                                      333,042
      11,239   BLACK BOX CORPORATION                                                                                 265,353
      31,931   BRIGGS & STRATTON CORPORATION<<                                                                       526,862
      40,829   BROOKS AUTOMATION INCORPORATED+                                                                       188,222
       5,426   CASCADE CORPORATION                                                                                    95,660
      19,261   DRIL-QUIP INCORPORATED<<+                                                                             591,313
      12,996   ENPRO INDUSTRIES INCORPORATED+                                                                        222,232
      33,212   GARDNER DENVER INCORPORATED+                                                                          722,029
      31,059   INTERMEC INCORPORATED+                                                                                323,014
      14,055   INTEVAC INCORPORATED+                                                                                  73,227
      17,655   JOHN BEAN TECHNOLOGIES CORPORATION                                                                    184,671
      21,561   KAYDON CORPORATION                                                                                    589,262
      39,138   KULICKE & SOFFA INDUSTRIES INCORPORATED<<+                                                            102,542
       7,873   LINDSAY MANUFACTURING COMPANY<<                                                                       212,571
       9,526   LUFKIN INDUSTRIES INCORPORATED                                                                        360,845
      51,526   MICROS SYSTEMS INCORPORATED+                                                                          966,113
      12,775   NATCO GROUP INCORPORATED+                                                                             241,831
      22,036   NETGEAR INCORPORATED+                                                                                 265,534
      31,731   OIL STATES INTERNATIONAL INCORPORATED+                                                                425,830
      21,016   ROBBINS & MYERS INCORPORATED                                                                          318,813
      16,928   SCANSOURCE INCORPORATED+                                                                              314,522
      22,951   TORO COMPANY<<                                                                                        554,955
      15,052   ULTRATECH INCORPORATED+                                                                               187,999
      18,173   WATSCO INCORPORATED<<                                                                                 618,427

                                                                                                                   9,058,288
                                                                                                             ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.20%
      16,075   EHEALTH INCORPORATED+                                                                                 257,361
      25,561   NATIONAL FINANCIAL PARTNERS CORPORATION+                                                               81,795

                                                                                                                     339,156
                                                                                                             ---------------
INSURANCE CARRIERS: 4.59%
       4,857   AMERICAN PHYSICIANS CAPITAL INCORPORATED                                                              198,748
      34,049   AMERIGROUP CORPORATION<<+                                                                             937,709
      12,087   AMERISAFE INCORPORATED+                                                                               185,173
      24,652   CATALYST HEALTH SOLUTIONS INCORPORATED+                                                               488,603
      27,572   CENTENE CORPORATION+                                                                                  496,847
      26,494   DELPHI FINANCIAL GROUP INCORPORATED CLASS A<<                                                         356,609
      31,310   HEALTHSPRING INCORPORATED+                                                                            262,065
       9,021   INFINITY PROPERTY & CASUALTY CORPORATION                                                              306,083
       8,975   MOLINA HEALTHCARE INCORPORATED<<+                                                                     170,705
      13,839   PRESIDENTIAL LIFE CORPORATION                                                                         107,806
      21,375   PROASSURANCE CORPORATION+                                                                             996,503
      11,436   RLI CORPORATION                                                                                       574,087
      10,455   SAFETY INSURANCE GROUP INCORPORATED                                                                   324,941
      33,781   SELECTIVE INSURANCE GROUP INCORPORATED<<                                                              410,777
      11,637   STEWART INFORMATION SERVICES CORPORATION                                                              226,922
       8,536   THE NAVIGATORS GROUP INCORPORATED+                                                                    402,728
      22,387   TOWER GROUP INCORPORATED                                                                              551,392
      14,336   UNITED FIRE & CASUALTY COMPANY                                                                        314,819
      23,925   ZENITH NATIONAL INSURANCE CORPORATION                                                                 576,832

                                                                                                                   7,889,349
                                                                                                             ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.25%
      32,771   GEO GROUP INCORPORATED+                                                                               434,216
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 153


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
LEATHER & LEATHER PRODUCTS: 0.28%
      27,130   BROWN SHOE COMPANY INCORPORATED                                                               $       101,738
      12,337   GENESCO INCORPORATED+                                                                                 232,306
      17,206   K-SWISS INCORPORATED+                                                                                 146,939

                                                                                                                     480,983
                                                                                                             ---------------
LEGAL SERVICES: 0.08%
       4,664   PRE-PAID LEGAL SERVICES INCORPORATED<<+                                                               135,396
                                                                                                             ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.37%
       6,754   DELTIC TIMBER CORPORATION                                                                             266,175
       4,356   SKYLINE CORPORATION                                                                                    82,808
      10,786   UNIVERSAL FOREST PRODUCTS<<                                                                           287,015

                                                                                                                     635,998
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.96%
      14,037   ABAXIS INCORPORATED<<+                                                                                241,998
      47,238   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED<<+                                                     526,704
       5,837   AMERICAN SCIENCE & ENGINEERING INCORPORATED                                                           325,705
       8,204   ANALOGIC CORPORATION<<                                                                                262,692
       5,930   AXSYS TECHNOLOGIES INCORPORATED+                                                                      249,297
      14,964   COHU INCORPORATED                                                                                     107,741
      18,609   CONMED CORPORATION+                                                                                   268,156
      28,929   COOPER COMPANIES INCORPORATED                                                                         764,883
      14,894   CYBERONICS INCORPORATED+                                                                              197,643
      16,780   ESCO TECHNOLOGIES INCORPORATED+                                                                       649,386
      19,032   ESTERLINE TECHNOLOGIES CORPORATION+                                                                   384,256
      10,731   FARO TECHNOLOGIES INCORPORATED+                                                                       144,225
      23,916   FEI COMPANY+                                                                                          369,024
      28,580   FOSSIL INCORPORATED+                                                                                  448,706
      16,302   HAEMONETICS CORPORATION+                                                                              897,914
       8,309   ICU MEDICAL INCORPORATED+                                                                             266,885
      15,515   II-VI INCORPORATED+                                                                                   266,548
      12,808   INTEGRA LIFESCIENCES HOLDINGS<<+                                                                      316,742
      57,540   ION GEOPHYSICAL CORPORATION+                                                                           89,762
       8,701   KEITHLEY INSTRUMENTS INCORPORATED                                                                      29,496
       7,380   KENSEY NASH CORPORATION+                                                                              156,973
      43,755   KOPIN CORPORATION+                                                                                    101,512
      25,897   MERIDIAN DIAGNOSTICS INCORPORATED                                                                     469,254
      18,008   MERIT MEDICAL SYSTEMS INCORPORATED+                                                                   219,878
      31,754   MKS INSTRUMENTS INCORPORATED+                                                                         465,831
      10,802   MTS SYSTEMS CORPORATION                                                                               245,746
      17,936   NATUS MEDICAL INCORPORATED+                                                                           152,635
       9,439   NEOGEN CORPORATION+                                                                                   206,053
      23,080   NEWPORT CORPORATION+                                                                                  102,014
      11,487   OSTEOTECH INCORPORATED+                                                                                40,090
      11,845   PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                                             85,995
      19,704   RUDOLPH TECHNOLOGIES INCORPORATED+                                                                     59,703
      17,045   SONIC SOLUTIONS<<+                                                                                     20,454
      22,968   SYMMETRY MEDICAL INCORPORATED+                                                                        144,928
      23,089   TELEDYNE TECHNOLOGIES INCORPORATED+                                                                   616,015
      21,311   THERAGENICS CORPORATION+                                                                               25,999
      20,632   VEECO INSTRUMENTS INCORPORATED<<+                                                                     137,615
      13,514   ZOLL MEDICAL CORPORATION+                                                                             194,061

                                                                                                                  10,252,519
                                                                                                             ---------------

                   154 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.52%
      20,599   INVACARE CORPORATION                                                                          $       330,202
      38,803   PSS WORLD MEDICAL INCORPORATED<<+                                                                     556,823

                                                                                                                     887,025
                                                                                                             ---------------
METAL FABRICATE, HARDWARE: 0.14%
      10,835   CIRCOR INTERNATIONAL INCORPORATED                                                                     244,004
                                                                                                             ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.12%
      14,427   AMCOL INTERNATIONAL CORPORATION<<                                                                     214,097
                                                                                                             ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.94%
      45,354   CENTRAL GARDEN & PET COMPANY CLASS A+                                                                 341,062
      21,891   DAKTRONICS INCORPORATED<<                                                                             143,386
      39,633   HILLENBRAND INCORPORATED                                                                              634,524
      17,906   JAKKS PACIFIC INCORPORATED+                                                                           221,139
      10,675   LYDALL INCORPORATED+                                                                                   31,705
      11,054   RC2 CORPORATION+                                                                                       58,255
      10,787   RUSS BERRIE & COMPANY INCORPORATED+                                                                    14,239
      34,388   SHUFFLE MASTER INCORPORATED+                                                                           98,694
       7,920   STANDEX INTERNATIONAL CORPORATION                                                                      72,864

                                                                                                                   1,615,868
                                                                                                             ---------------
MISCELLANEOUS RETAIL: 1.20%
      13,795   BIG 5 SPORTING GOODS CORPORATION                                                                       80,977
       9,293   BLUE NILE INCORPORATED<<+                                                                             280,184
      18,925   CASH AMERICA INTERNATIONAL INCORPORATED                                                               296,366
      18,288   HIBBETT SPORTS INCORPORATED<<+                                                                        351,495
      25,224   HSN INCORPORATED+                                                                                     129,651
      16,573   JO ANN STORES INCORPORATED<<+                                                                         270,803
      11,574   NORTH AMERICAN WATCH CORPORATION                                                                       87,268
      19,620   NUTRI SYSTEM INCORPORATED<<                                                                           279,977
      48,903   OFFICEMAX INCORPORATED+                                                                               152,577
       9,113   STAMPS.COM INCORPORATED+                                                                               88,396
      20,440   ZALE CORPORATION<<+                                                                                    39,858

                                                                                                                   2,057,552
                                                                                                             ---------------
MOTION PICTURES: 0.10%
      19,500   AVID TECHNOLOGY INCORPORATED+                                                                         178,230
                                                                                                             ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.89%
      16,214   ARKANSAS BEST CORPORATION<<                                                                           308,390
      18,552   FORWARD AIR CORPORATION<<                                                                             301,099
      34,358   HEARTLAND EXPRESS INCORPORATED                                                                        508,842
      17,686   OLD DOMINION FREIGHT LINE INCORPORATED<<+                                                             415,444

                                                                                                                   1,533,775
                                                                                                             ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.45%
      16,562   FINANCIAL FEDERAL CORPORATION                                                                         350,783
      16,496   FIRST CASH FINANCIAL SERVICES INCORPORATED+                                                           246,120
      10,359   WORLD ACCEPTANCE CORPORATION<<+                                                                       177,139

                                                                                                                     774,042
                                                                                                             ---------------
OIL & GAS EXTRACTION: 1.56%
      35,797   ATWOOD OCEANICS INCORPORATED+                                                                         593,872
      14,439   BASIC ENERGY SERVICES INCORPORATED<<+                                                                  93,420

                   Wells Fargo Advantage Master Portfolios 155


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
OIL & GAS EXTRACTION (continued)
       9,530   PETROLEUM DEVELOPMENT CORPORATION+                                                            $       112,549
      27,800   PETROQUEST ENERGY INCORPORATED<<+                                                                      66,720
      32,050   PIONEER DRILLING COMPANY+                                                                             105,124
      12,834   SEACOR HOLDINGS INCORPORATED<<+                                                                       748,351
      39,940   ST. MARY LAND & EXPLORATION COMPANY<<                                                                 528,406
      22,349   STONE ENERGY CORPORATION+                                                                              74,422
      10,584   SUPERIOR WELL SERVICES+                                                                                54,296
      19,822   SWIFT ENERGY COMPANY<<+                                                                               144,701
      48,244   TETRA TECHNOLOGIES INCORPORATED+                                                                      156,793

                                                                                                                   2,678,654
                                                                                                             ---------------
PAPER & ALLIED PRODUCTS: 0.69%
      24,775   BUCKEYE TECHNOLOGIES INCORPORATED+                                                                     52,771
       7,243   CLEARWATER PAPER CORPORATION+                                                                          58,161
       9,354   NEENAH PAPER INCORPORATED                                                                              33,955
      24,507   ROCK-TENN COMPANY CLASS A                                                                             662,914
       9,835   SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                         181,554
       8,119   STANDARD REGISTER COMPANY                                                                              37,185
      31,280   WAUSAU PAPER CORPORATION+                                                                             164,533

                                                                                                                   1,191,073
                                                                                                             ---------------
PERSONAL SERVICES: 0.64%
      19,070   COINSTAR INCORPORATED+                                                                                624,733
      11,859   G & K SERVICES INCORPORATED CLASS A<<                                                                 224,254
       9,168   UNIFIRST CORPORATION                                                                                  255,237

                                                                                                                   1,104,224
                                                                                                             ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.87%
      27,136   HEADWATERS INCORPORATED<<+                                                                             85,207
      26,319   HOLLY CORPORATION                                                                                     557,963
      10,577   WD-40 COMPANY                                                                                         255,329
      18,812   WORLD FUEL SERVICES CORPORATION<<                                                                     595,024

                                                                                                                   1,493,523
                                                                                                             ---------------
PHARMACEUTICALS: 0.34%
       8,560   KENDLE INTERNATIONAL INCORPORATED<<+                                                                  179,418
      30,523   SAVIENT PHARMACEUTICALS INCORPORATED<<+                                                               151,089
      49,620   VIROPHARMA INCORPORATED+                                                                              260,505

                                                                                                                     591,012
                                                                                                             ---------------
PRIMARY METAL INDUSTRIES: 1.71%
      29,852   BELDEN CDT INCORPORATED                                                                               373,449
      12,890   BRUSH ENGINEERED MATERIALS INCORPORATED+                                                              178,784
      35,364   CENTURY ALUMINUM COMPANY+                                                                              74,618
      28,981   CURTISS-WRIGHT CORPORATION                                                                            812,917
      17,280   GIBRALTAR INDUSTRIES INCORPORATED+                                                                     81,562
      23,809   MUELLER INDUSTRIES INCORPORATED                                                                       516,417
       5,779   OLYMPIC STEEL INCORPORATED                                                                             87,667
      14,799   RTI INTERNATIONAL METALS INCORPORATED+                                                                173,148
      17,733   TEXAS INDUSTRIES INCORPORATED<<                                                                       443,325
      12,388   TREDEGAR CORPORATION                                                                                  202,296

                                                                                                                   2,944,183
                                                                                                             ---------------

                   156 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.10%
      17,501   BOWNE & COMPANY INCORPORATED                                                                  $        56,178
       7,145   CONSOLIDATED GRAPHICS INCORPORATED+                                                                    90,884
      18,629   EW SCRIPPS COMPANY+                                                                                    25,149

                                                                                                                     172,211
                                                                                                             ---------------
REAL ESTATE: 0.23%
      22,984   FORESTAR REAL ESTATE GROUP INCORPORATED<<+                                                            175,828
      19,789   MERITAGE CORPORATION<<+                                                                               225,990

                                                                                                                     401,818
                                                                                                             ---------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.93%
      54,994   EXTRA SPACE STORAGE INCORPORATED                                                                      303,017
      50,321   LEXINGTON CORPORATE PROPERTIES TRUST                                                                  119,764
      25,264   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST<<                                                            89,687
      77,178   SENIOR HOUSING PROPERTIES TRUST                                                                     1,082,036

                                                                                                                   1,594,504
                                                                                                             ---------------
RESTAURANTS: 0.24%
      11,466   BUFFALO WILD WINGS INCORPORATED<<+                                                                    419,426
                                                                                                             ---------------
RETAIL, TRADE & SERVICES: 0.29%
      33,176   MEN'S WEARHOUSE INCORPORATED                                                                          502,285
                                                                                                             ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.53%
      16,676   A. SCHULMAN INCORPORATED                                                                              225,960
      20,984   WEST PHARMACEUTICAL SERVICES INCORPORATED<<                                                           688,485

                                                                                                                     914,445
                                                                                                             ---------------
S&L THRIFTS-SOUTHERN US: 0.04%
      69,817   GUARANTY FINANCIAL GROUP INCORPORATED<<+                                                               73,308
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.91%
      11,801   GREENHILL & COMPANY INCORPORATED<<                                                                    871,504
      27,773   INVESTMENT TECHNOLOGY GROUP INCORPORATED<<+                                                           708,767
      33,655   LABRANCHE & COMPANY INCORPORATED+                                                                     125,870
      26,663   OPTIONSXPRESS HOLDINGS INCORPORATED                                                                   303,158
      10,053   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                 259,267
      17,330   STIFEL FINANCIAL CORPORATION<<+                                                                       750,562
      17,591   SWS GROUP INCORPORATED<<                                                                              273,188

                                                                                                                   3,292,316
                                                                                                             ---------------
SOCIAL SERVICES: 0.18%
       4,087   ALMOST FAMILY INCORPORATED<<+                                                                          78,021
      16,418   RES-CARE INCORPORATED+                                                                                239,046

                                                                                                                     317,067
                                                                                                             ---------------
SOFTWARE: 0.24%
      22,874   EPIQ SYSTEMS INCORPORATED<<+                                                                          412,418
                                                                                                             ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.93%
      17,843   APOGEE ENTERPRISES INCORPORATED                                                                       195,916
      14,998   CABOT MICROELECTRONICS CORPORATION+                                                                   360,402
      12,582   CARBO CERAMICS INCORPORATED<<                                                                         357,832
      27,920   EAGLE MATERIALS INCORPORATED                                                                          677,060

                                                                                                                   1,591,210
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 157


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
TEXTILE MILL PRODUCTS: 0.47%
      17,112   ALBANY INTERNATIONAL CORPORATION CLASS A                                                      $       154,864
      36,031   INTERFACE INCORPORATED                                                                                107,733
       8,736   OXFORD INDUSTRIES INCORPORATED                                                                         53,901
      31,741   WOLVERINE WORLD WIDE INCORPORATED                                                                     494,525

                                                                                                                     811,023
                                                                                                             ---------------
TEXTILES - PRODUCTS: 0.19%
      37,220   ICONIX BRAND GROUP INCORPORATED+                                                                      329,397
                                                                                                             ---------------
TOBACCO PRODUCTS: 0.13%
      57,035   ALLIANCE ONE INTERNATIONAL INCORPORATED+                                                              219,014
                                                                                                             ---------------
TRANSPORTATION BY AIR: 0.56%
       6,846   AIR METHODS CORPORATION+                                                                              115,766
      18,656   BRISTOW GROUP INCORPORATED<<+                                                                         399,798
      36,504   SKYWEST INCORPORATED                                                                                  454,110

                                                                                                                     969,674
                                                                                                             ---------------
TRANSPORTATION EQUIPMENT: 2.27%
      24,788   AAR CORPORATION<<+                                                                                    310,842
      10,010   AEROVIRONMENT INCORPORATED+                                                                           209,209
       7,653   ARCTIC CAT INCORPORATED<<+                                                                             29,311
      12,677   ATC TECHNOLOGY CORPORATION+                                                                           141,982
      56,515   BRUNSWICK CORPORATION                                                                                 194,977
      32,608   CLARCOR INCORPORATED                                                                                  821,396
      31,820   GENCORP INCORPORATED+                                                                                  67,458
      15,379   GROUP 1 AUTOMOTIVE INCORPORATED<<+                                                                    214,845
      14,896   HORNBECK OFFSHORE+                                                                                    227,015
      36,643   ORBITAL SCIENCES CORPORATION<<+                                                                       435,685
      20,822   POLARIS INDUSTRIES INCORPORATED<<                                                                     446,424
      20,952   SPARTAN MOTORS INCORPORATED                                                                            84,227
       7,669   STANDARD MOTOR PRODUCTS INCORPORATED+                                                                  21,090
      14,872   SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                                                        176,233
      10,626   TRIUMPH GROUP INCORPORATED                                                                            405,913
      19,679   WABASH NATIONAL CORPORATION+                                                                           24,205
      18,630   WINNEBAGO INDUSTRIES INCORPORATED<<+                                                                   98,925

                                                                                                                   3,909,737
                                                                                                             ---------------
TRANSPORTATION SERVICES: 0.24%
      24,246   HUB GROUP INCORPORATED CLASS A<<+                                                                     412,182
                                                                                                             ---------------
WATER TRANSPORTATION: 0.53%
      34,470   KIRBY CORPORATION<<+                                                                                  918,281
                                                                                                             ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.75%
      11,405   GREEN MOUNTAIN COFFEE ROASTERS INCORPORATED<<+                                                        547,440
      25,947   HAIN CELESTIAL GROUP INCORPORATED<<+                                                                  369,485
      18,069   MYERS INDUSTRIES INCORPORATED                                                                         110,944
       8,203   NASH FINCH COMPANY                                                                                    230,422
       7,544   PERRY ELLIS INTERNATIONAL INCORPORATED+                                                                26,102
      10,238   SCHOOL SPECIALTY INCORPORATED+                                                                        180,086
      14,236   SPARTAN STORES INCORPORATED                                                                           219,377
      11,666   THE ANDERSONS INCORPORATED                                                                            164,957
      20,306   TRACTOR SUPPLY COMPANY<<+                                                                             732,234
      15,197   UNITED STATIONERS INCORPORATED+                                                                       426,732

                                                                                                                   3,007,779
                                                                                                             ---------------

                   158 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.63%
      10,597   A.M. CASTLE & COMPANY                                                                         $        94,525
      23,270   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                          392,565
      26,826   BARNES GROUP INCORPORATED                                                                             286,770
      16,062   DIGI INTERNATIONAL INCORPORATED+                                                                      123,196
      29,221   INSIGHT ENTERPRISES INCORPORATED+                                                                      89,416
      16,332   KAMAN CORPORATION CLASS A                                                                             204,803
      36,351   KNIGHT TRANSPORTATION INCORPORATED<<                                                                  551,081
       2,676   LAWSON PRODUCTS INCORPORATED                                                                           32,567
       7,766   MWI VETERINARY SUPPLY INCORPORATED+                                                                   221,176
      27,400   PEP BOYS-MANNY, MOE & JACK                                                                            120,834
      30,951   POOL CORPORATION<<                                                                                    414,737
      18,397   TYLER TECHNOLOGIES INCORPORATED+                                                                      269,152

                                                                                                                   2,800,822
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $281,827,465)                                                                          171,406,558
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 26.00%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 5.31%
   2,282,139   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    2,282,139
   2,282,139   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        2,282,139
   2,282,139   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          2,282,139
   2,282,139   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               2,282,139

                                                                                                                   9,128,556
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 20.69%
$    556,619   ABN AMRO BANK NV (CHICAGO)                                              2.06%    04/01/2009           556,619
     315,418   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.55     04/03/2009           315,418
     556,619   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.75     04/09/2009           556,619
      18,554   AMSTEL FUNDING CORPORATION++                                            1.50     04/06/2009            18,550
     649,389   AMSTERDAM FUNDING CORPORATION++                                         0.50     04/22/2009           649,200
      37,108   ANTALIS US FUNDING CORPORATION++                                        0.50     04/01/2009            37,108
     732,882   ANTALIS US FUNDING CORPORATION++(p)                                     0.68     04/21/2009           732,605
     797,821   BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38     04/01/2009           797,821
   2,078,045   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,078,059)               0.25     04/01/2009         2,078,045
     241,202   BANK OF IRELAND                                                         0.60     04/01/2009           241,202
   5,083,788   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $5,083,830)                                          0.30     04/01/2009         5,083,788
     241,202   BNP PARIBAS (PARIS)                                                     0.30     04/01/2009           241,202
     742,159   BRYANT BANK FUNDING LLC++(p)                                            0.47     04/20/2009           741,975
     797,821   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50     04/01/2009           797,821
     278,310   CALYON (LONDON)                                                         0.45     04/01/2009           278,310
     500,957   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60     04/08/2009           500,899
     519,615   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008             8,574
     400,050   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008             6,601
     519,511   CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85     04/01/2009           519,511
     166,986   CLIPPER RECEIVABLES CORPORATION++                                       0.85     04/03/2009           166,978
      49,539   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               2.25     10/01/2038            49,539
     333,972   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            3.50     12/15/2037           333,972
     890,591   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85     04/01/2009           890,591
     705,051   E.ON AG++                                                               0.60     04/22/2009           704,804
     185,540   EBBETS FUNDING LLC++                                                    0.60     04/06/2009           185,524
     278,310   EBBETS FUNDING LLC++                                                    0.60     04/07/2009           278,282

                   Wells Fargo Advantage Master Portfolios 159


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    139,155   EDISON ASSET SECURITIZATION LLC++(p)                                    0.50%    04/21/2009   $       139,116
      37,108   ELYSIAN FUNDING LLC++                                                   0.55     04/06/2009            37,105
      74,216   ELYSIAN FUNDING LLC++                                                   0.60     04/01/2009            74,216
     185,540   ELYSIAN FUNDING LLC++                                                   0.60     04/07/2009           185,521
     324,695   ERASMUS CAPITAL CORPORATION++                                           0.50     04/06/2009           324,672
      92,770   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.50     04/21/2009            92,744
     556,619   GEMINI SECURITIZATION INCORPORATED++                                    0.55     04/14/2009           556,509
   1,005,718   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,005,723)               0.17     04/01/2009         1,005,718
      55,662   GRAMPIAN FUNDING LLC++                                                  0.58     04/06/2009            55,657
   1,894,636   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009           679,038
      30,614   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   2.75     11/01/2042            30,614
      37,108   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      1.00     01/01/2018            37,108
   1,855,397   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,855,409)               0.24     04/01/2009         1,855,397
      55,662   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  1.00     04/15/2025            55,662
     556,619   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88     04/08/2009           556,524
     236,749   LLOYDS TSB BANK PLC                                                     0.50     04/06/2009           236,732
     384,253   LLOYDS TSB BANK PLC                                                     0.50     04/09/2009           384,210
      14,843   LLOYDS TSB BANK PLC                                                     0.50     04/14/2009            14,841
     556,619   LMA AMERICAS LLC++                                                      0.57     04/29/2009           556,372
     649,389   MATCHPOINT MASTER TRUST++                                               0.43     04/27/2009           649,187
      79,782   MISSISSIPPI STATE GO+/-ss                                               5.00     11/01/2028            79,782
     241,202   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                  MARKET SECURITIES (MATURITY VALUE $241,206)                          0.66     04/01/2009           241,202
     742,159   NATIXIS                                                                 0.38     04/02/2009           742,159
      37,108   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                3.75     01/01/2018            37,108
     241,202   NORDEA BANK AB                                                          0.30     04/01/2009           241,202
     233,780   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/15/2009           233,730
     333,972   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/20/2009           333,875
     371,079   ROMULUS FUNDING CORPORATION++                                           0.90     04/24/2009           370,866
     185,540   ROMULUS FUNDING CORPORATION++(p)                                        1.00     04/22/2009           185,431
     556,619   SANPAOLO IMI US FINANCIAL COMPANY                                       0.49     04/21/2009           556,468
     649,389   SOCIETE GENERALE NY                                                     1.05     04/27/2009           649,693
     671,654   STARBIRD FUNDING CORPORATION++                                          0.60     04/30/2009           671,329
     185,540   STATE STREET CORPORATION                                                0.40     04/01/2009           185,540
     556,619   SURREY FUNDING CORPORATION++(p)                                         0.55     04/06/2009           556,577
     742,159   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53     04/20/2009           741,951
     649,389   TICONDEROGA MASTER FUNDING LIMITED++                                    0.45     04/28/2009           649,170
     649,389   TULIP FUNDING CORPORATION++(p)                                          0.50     04/15/2009           649,263
     686,497   UBS FINANCE (DELAWARE) LLC                                              0.55     04/23/2009           686,261
     649,389   UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70     04/27/2009           649,061
     278,310   VERSAILLES CP LLC++                                                     0.60     04/01/2009           278,310
     720,496   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.38     07/28/2008           331,428
     418,400   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.41     08/07/2008           192,464
     512,642   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.19     04/03/2008           235,815
     832,111   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.20     02/15/2008           382,771
     802,504   WHITE PINE FINANCE LLC+++/-####(a)(i)                                   1.15     02/22/2008           671,375
     111,324   WINDMILL FUNDING CORPORATION++                                          0.40     04/03/2009           111,321
     630,835   WINDMILL FUNDING CORPORATION++(p)                                       0.50     04/24/2009           630,634

                                                                                                                  35,593,287
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $46,697,599)                                                        44,721,843
                                                                                                             ---------------

                   160 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

                                                                                    INTEREST     MATURITY
  SHARES       SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
SHORT-TERM INVESTMENTS: 2.04%
   2,703,895   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                  $     2,703,895
                                                                                                             ---------------

 PRINCIPAL
------------
US TREASURY BILLS: 0.47%
$    155,000   US TREASURY BILL###                                                      0.14%   05/07/2009   $       154,973
     195,000   US TREASURY BILL###                                                      0.79    05/07/2009           194,966
     360,000   US TREASURY BILL###                                                      0.97    05/07/2009           359,937
      90,000   US TREASURY BILL###                                                      0.34    08/06/2009            89,916

                                                                                                                     799,792
                                                                                                             ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,503,265)                                                                     3,503,687
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $332,028,329)*                                                               127.68%                $   219,632,088
OTHER ASSETS AND LIABILITIES, NET                                                     (27.68)                    (47,607,840)
                                                                                      ------                 ---------------

TOTAL NET ASSETS                                                                      100.00%                $   172,024,248
                                                                                      ------                 ---------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $2,703,895.

#    Security pledged as collateral for futures transactions. (See Note 2)

##   Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is $335,475,797 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $   6,505,721
Gross unrealized depreciation                 (122,349,430)
                                             -------------
Net unrealized appreciation (depreciation)   $(115,843,709)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 161


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 98.91%
AMUSEMENT & RECREATION SERVICES: 0.67%
     110,800   BALLY TECHNOLOGIES INCORPORATED+                                                              $     2,040,936
                                                                                                             ---------------
APPAREL & ACCESSORY STORES: 2.00%
     218,030   AMERICAN EAGLE OUTFITTERS INCORPORATED                                                              2,668,687
   1,012,450   WET SEAL INCORPORATED CLASS A+                                                                      3,401,832

                                                                                                                   6,070,519
                                                                                                             ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.24%
     126,820   COPART INCORPORATED+<<                                                                              3,761,481
                                                                                                             ---------------
BUSINESS SERVICES: 15.07%
     167,480   ART TECHNOLOGY GROUP INCORPORATED+                                                                    427,074
      98,480   BOTTOMLINE TECHNOLOGIES INCORPORATED+                                                                 647,998
     177,900   BRINK'S HOME SECURITY HOLDINGS+                                                                     4,020,540
     236,440   COGENT INCORPORATED+<<                                                                              2,813,636
     313,100   COMMVAULT SYSTEMS INCORPORATED+                                                                     3,434,707
     170,470   CONCUR TECHNOLOGIES INCORPORATED+<<                                                                 3,271,319
      50,080   HURON CONSULTING GROUP INCORPORATED+<<                                                              2,124,894
     206,000   INTEGRAL SYSTEMS INCORPORATED MD+                                                                   1,771,600
     153,900   JDA SOFTWARE GROUP INCORPORATED+                                                                    1,777,545
     247,450   PHASE FORWARD INCORPORATED+<<                                                                       3,164,886
     139,380   QUEST SOFTWARE INCORPORATED+                                                                        1,767,338
     116,000   S1 CORPORATION+                                                                                       597,400
     557,930   SKILLSOFT PLC ADR+                                                                                  3,732,552
     176,000   SRA INTERNATIONAL INCORPORATED CLASS A+                                                             2,587,200
     643,270   SUCCESSFACTORS INCORPORATED+<<                                                                      4,908,150
      60,310   SYKES ENTERPRISES INCORPORATED+<<                                                                   1,002,955
     182,820   TALEO CORPORATION CLASS A+                                                                          2,160,932
     213,080   TELETECH HOLDINGS INCORPORATED+                                                                     2,320,441
     184,600   ULTIMATE SOFTWARE GROUP INCORPORATED+<<                                                             3,186,196

                                                                                                                  45,717,363
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 5.74%
     260,150   ALNYLAM PHARMACEUTICALS INCORPORATED+<<                                                             4,953,256
     163,700   CRUCELL NV ADR+<<                                                                                   3,226,527
     165,000   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                       4,393,950
     275,900   NOVEN PHARMACEUTICALS INCORPORATED+                                                                 2,615,532
      64,130   SCOTTS MIRACLE-GRO COMPANY<<                                                                        2,225,311

                                                                                                                  17,414,576
                                                                                                             ---------------
COMMUNICATIONS: 4.31%
     136,100   GEOEYE INCORPORATED+<<                                                                              2,687,975
     251,100   NEUSTAR INCORPORATED CLASS A+                                                                       4,205,925
     250,750   NEUTRAL TANDEM INCORPORATION+                                                                       6,170,958

                                                                                                                  13,064,858
                                                                                                             ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.77%
     282,320   MATRIX SERVICE COMPANY+                                                                             2,320,670
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 1.69%
     111,860   SIGNATURE BANK+<<                                                                                   3,157,808
     168,460   TCF FINANCIAL CORPORATION<<                                                                         1,981,090

                                                                                                                   5,138,898
                                                                                                             ---------------

                   162 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
EATING & DRINKING PLACES: 2.25%
      91,880   JACK IN THE BOX INCORPORATED+                                                                 $     2,139,885
     492,190   TEXAS ROADHOUSE INCORPORATED CLASS A+<<                                                             4,690,571

                                                                                                                   6,830,456
                                                                                                             ---------------
EDUCATIONAL SERVICES: 0.74%
     115,950   CORINTHIAN COLLEGES INCORPORATED+<<                                                                 2,255,228
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.21%
      13,270   CLEAN HARBORS INCORPORATED+                                                                           636,960
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 12.65%
     567,300   ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                        2,042,280
     855,810   ATMEL CORPORATION+                                                                                  3,106,590
     314,540   MACROVISION SOLUTIONS CORPORATION+<<                                                                5,595,667
     173,720   MICROSEMI CORPORATION+                                                                              2,015,152
     133,000   NETLOGIC MICROSYSTEMS INCORPORATED+<<                                                               3,654,840
     284,410   OSI SYSTEMS INCORPORATED+                                                                           4,340,097
     320,940   PMC-SIERRA INCORPORATED+<<                                                                          2,047,597
     280,420   POLYCOM INCORPORATED+<<                                                                             4,315,664
      32,110   REGAL-BELOIT CORPORATION<<                                                                            983,850
     126,965   SILICON LABORATORIES INCORPORATED+<<                                                                3,351,876
     325,490   TESSERA TECHNOLOGIES INCORPORATED+                                                                  4,351,801
     118,300   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                                           2,562,378

                                                                                                                  38,367,792
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.31%
      61,400   GEN-PROBE INCORPORATED+                                                                             2,798,612
     313,700   ISIS PHARMACEUTICALS INCORPORATED+<<                                                                4,708,637
      27,890   MYRIAD GENETICS INCORPORATED+<<                                                                     1,268,158
     106,900   RTI BIOLOGICS INCORPORATION+                                                                          304,665
      68,110   SEQUENOM INCORPORATED+<<                                                                              968,524

                                                                                                                  10,048,596
                                                                                                             ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.06%
     117,420   SHAW GROUP INCORPORATED+                                                                            3,218,482
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 3.82%
      69,990   HANSEN NATURAL CORPORATION+<<                                                                       2,519,640
     613,740   SMART BALANCE INCORPORATED+                                                                         3,706,990
     282,020   UNITED NATURAL FOODS INCORPORATED+<<                                                                5,349,919

                                                                                                                  11,576,549
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 0.99%
     324,730   99 CENTS ONLY STORES+<<                                                                             3,000,505
                                                                                                             ---------------
HEALTH SERVICES: 4.24%
     166,820   CARDIONET INCORPORATED+                                                                             4,680,969
     141,470   GENOPTIX INCORPORATED+<<                                                                            3,859,302
      92,200   IPC THE HOSPITALIST COMPANY+                                                                        1,754,566
     118,010   LINCARE HOLDINGS INCORPORATED+                                                                      2,572,618

                                                                                                                  12,867,455
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.48%
     700,600   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                        2,417,070
     292,400   DATA DOMAIN INCORPORATED+<<                                                                         3,675,468
     184,500   INTERMEC INCORPORATED+                                                                              1,918,800

                   Wells Fargo Advantage Master Portfolios 163


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
      93,400   KAYDON CORPORATION                                                                            $     2,552,622

                                                                                                                  10,563,960
                                                                                                             ---------------
INSURANCE CARRIERS: 3.71%
     134,410   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                          4,049,773
      50,300   ENSTAR GROUP LIMITED+<<                                                                             2,832,896
     184,090   VALIDUS HOLDINGS LIMITED<<                                                                          4,359,251

                                                                                                                  11,241,920
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 9.80%
      27,000   AXSYS TECHNOLOGIES INCORPORATED+                                                                    1,135,080
     336,550   CELERA CORPORATION+                                                                                 2,567,877
     760,750   DEXCOM INCORPORATED+                                                                                3,149,505
     471,708   INFINERA CORPORATION+<<                                                                             3,490,639
     125,960   MICRUS ENDOVASCULAR CORPORATION+                                                                      751,981
     496,740   ORTHOVITA INCORPORATED+                                                                             1,331,263
     236,700   SONOSITE INCORPORATED+                                                                              4,232,196
     230,190   THORATEC CORPORATION+<<                                                                             5,913,581
      99,300   VARIAN INCORPORATED+                                                                                2,357,382
     230,945   WRIGHT MEDICAL GROUP INCORPORATED+                                                                  3,009,213
     125,570   ZOLL MEDICAL CORPORATION+                                                                           1,803,185

                                                                                                                  29,741,902
                                                                                                             ---------------
MEDICAL PRODUCTS: 1.01%
   1,228,780   ATS MEDICAL INCORPORATED+<<(i)                                                                      3,071,950
                                                                                                             ---------------
MISCELLANEOUS REPAIR SERVICES: 0.62%
     140,100   DYNCORP INTERNATIONAL INCORPORATED+<<                                                               1,867,533
                                                                                                             ---------------
MISCELLANEOUS RETAIL: 1.32%
     281,300   DICK'S SPORTING GOODS INCORPORATED+<<                                                               4,014,151
                                                                                                             ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.69%
     345,800   HEARTLAND EXPRESS INCORPORATED<<                                                                    5,121,298
                                                                                                             ---------------
OIL & GAS EXTRACTION: 4.80%
     133,100   CONCHO RESOURCES INCORPORATED+                                                                      3,406,029
     122,780   CONTINENTAL RESOURCES INCORPORATED+<<                                                               2,604,164
     116,770   PETROHAWK ENERGY CORPORATION+<<                                                                     2,245,487
     433,510   TESCO CORPORATION+                                                                                  3,390,048
     298,940   WILLBROS GROUP INCORPORATED+<<                                                                      2,899,718

                                                                                                                  14,545,446
                                                                                                             ---------------
PERSONAL SERVICES: 2.80%
     206,500   COINSTAR INCORPORATED+                                                                              6,764,940
     259,400   ULTA SALON COSMETICS & FRAGRANCE INCORPORATED+                                                      1,717,228

                                                                                                                   8,482,168
                                                                                                             ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.51%
     195,290   DOLAN MEDIA COMPANY+                                                                                1,536,932
                                                                                                             ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.41%
     337,640   JARDEN CORPORATION+<<                                                                               4,277,899
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.46%
      89,320   JEFFERIES GROUP INCORPORATED<<                                                                      1,232,616

                   164 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
      89,500   LEGG MASON INCORPORATED<<                                                                     $     1,423,050
      90,300   RAYMOND JAMES FINANCIAL INCORPORATED<<                                                              1,778,910

                                                                                                                   4,434,576
                                                                                                             ---------------
TRANSPORTATION BY AIR: 1.74%
     135,490   AIR METHODS CORPORATION+                                                                            2,291,136
     340,010   CONTINENTAL AIRLINES INCORPORATED CLASS B+<<                                                        2,995,488

                                                                                                                   5,286,624
                                                                                                             ---------------
TRANSPORTATION EQUIPMENT: 0.48%
      83,800   FREIGHTCAR AMERICA INCORPORATED                                                                     1,469,014
                                                                                                             ---------------
TRANSPORTATION SERVICES: 1.26%
     223,970   HUB GROUP INCORPORATED CLASS A+<<                                                                   3,807,490
                                                                                                             ---------------
WATER TRANSPORTATION: 0.71%
     128,950   AEGEAN MARINE PETROLEUM NETWORK INCORPORATED<<                                                      2,159,913
                                                                                                             ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.35%
     188,650   TECH DATA CORPORATION+                                                                              4,108,799
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $337,449,574)                                                                          300,062,899
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 23.16%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.77%
   3,618,826   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    3,618,826
   3,618,826   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        3,618,826
   3,618,826   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          3,618,826
   3,618,826   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               3,618,826

                                                                                                                  14,475,304
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 18.39%
$    882,640   ABN AMRO BANK NV (CHICAGO)                                             2.06%     04/01/2009           882,640
     500,163   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                          0.55      04/03/2009           500,163
     882,640   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                          0.75      04/09/2009           882,640
      29,421   AMSTEL FUNDING CORPORATION++                                           1.50      04/06/2009            29,415
   1,029,747   AMSTERDAM FUNDING CORPORATION++                                        0.50      04/22/2009         1,029,447
      58,843   ANTALIS US FUNDING CORPORATION++                                       0.50      04/01/2009            58,843
   1,162,143   ANTALIS US FUNDING CORPORATION++(p)                                    0.68      04/21/2009         1,161,704
   1,265,118   BANCO BILBAO VIZCAYA ARGENTARIA SA                                     0.38      04/01/2009         1,265,118
   3,295,191   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,295,214)              0.25      04/01/2009         3,295,191
     382,478   BANK OF IRELAND                                                        0.60      04/01/2009           382,478
   8,061,450   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                  VALUE $8,061,517)                                                   0.30      04/01/2009         8,061,450
     382,478   BNP PARIBAS (PARIS)                                                    0.30      04/01/2009           382,478
   1,176,854   BRYANT BANK FUNDING LLC++(p)                                           0.47      04/20/2009         1,176,562
   1,265,118   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                0.50      04/01/2009         1,265,118
     441,320   CALYON (LONDON)                                                        0.45      04/01/2009           441,320
     794,376   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.60      04/08/2009           794,284
     689,048   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00      02/25/2008            11,369
     530,496   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00      05/19/2008             8,753
     823,798   CLIPPER RECEIVABLES CORPORATION++(p)                                   0.85      04/01/2009           823,798
     264,792   CLIPPER RECEIVABLES CORPORATION++                                      0.85      04/03/2009           264,780

                   Wells Fargo Advantage Master Portfolios 165


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     78,555   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              2.25%     10/01/2038   $        78,555
     529,584   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           3.50      12/15/2037           529,584
   1,412,225   DEXIA CREDIT LOCAL DE FRANCE SA                                        0.85      04/01/2009         1,412,225
   1,118,011   E.ON AG++                                                              0.60      04/22/2009         1,117,620
     294,213   EBBETS FUNDING LLC++                                                   0.60      04/06/2009           294,189
     441,320   EBBETS FUNDING LLC++                                                   0.60      04/07/2009           441,276
     220,660   EDISON ASSET SECURITIZATION LLC++(p)                                   0.50      04/21/2009           220,599
      58,843   ELYSIAN FUNDING LLC++                                                  0.55      04/06/2009            58,838
     117,685   ELYSIAN FUNDING LLC++                                                  0.60      04/01/2009           117,685
     294,213   ELYSIAN FUNDING LLC++                                                  0.60      04/07/2009           294,184
     514,874   ERASMUS CAPITAL CORPORATION++                                          0.50      04/06/2009           514,838
     147,107   GEMINI SECURITIZATION INCORPORATED++(p)                                0.50      04/21/2009           147,066
     882,640   GEMINI SECURITIZATION INCORPORATED++                                   0.55      04/14/2009           882,465
   1,594,784   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,594,792)              0.17      04/01/2009         1,594,784
      88,264   GRAMPIAN FUNDING LLC++                                                 0.58      04/06/2009            88,257
   2,512,428   GRYPHON FUNDING LIMITED(a)(i)                                          0.00      08/23/2009           900,454
      48,545   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  2.75      11/01/2042            48,545
      58,843   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                     1.00      01/01/2018            58,843
   2,942,135   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,942,155)              0.24      04/01/2009         2,942,135
      88,264   KANSAS CITY MO SPERCIAL OBLIGATION+/-ss                                1.00      04/15/2025            88,264
     882,640   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                         0.88      04/08/2009           882,490
     375,416   LLOYDS TSB BANK PLC                                                    0.50      04/06/2009           375,390
     609,316   LLOYDS TSB BANK PLC                                                    0.50      04/09/2009           609,248
      23,537   LLOYDS TSB BANK PLC                                                    0.50      04/14/2009            23,533
     882,640   LMA AMERICAS LLC++                                                     0.57      04/29/2009           882,249
   1,029,747   MATCHPOINT MASTER TRUST++                                              0.43      04/27/2009         1,029,427
     126,512   MISSISSIPPI STATE GO+/-ss                                              5.00      11/01/2028           126,512
     382,478   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $382,485)                   0.66      04/01/2009           382,478
   1,176,854   NATIXIS                                                                0.38      04/02/2009         1,176,854
      58,843   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               3.75      01/01/2018            58,843
     382,478   NORDEA BANK AB                                                         0.30      04/01/2009           382,478
     370,709   REGENCY MARKETS #1 LLC++(p)                                            0.55      04/15/2009           370,630
     529,584   REGENCY MARKETS #1 LLC++(p)                                            0.55      04/20/2009           529,431
     588,427   ROMULUS FUNDING CORPORATION++                                          0.90      04/24/2009           588,089
     294,213   ROMULUS FUNDING CORPORATION++(p)                                       1.00      04/22/2009           294,042
     882,640   SANPAOLO IMI US FINANCIAL COMPANY                                      0.49      04/21/2009           882,400
   1,029,747   SOCIETE GENERALE NY                                                    1.05      04/27/2009         1,030,230
   1,065,053   STARBIRD FUNDING CORPORATION++                                         0.60      04/30/2009         1,064,538
     294,213   STATE STREET CORPORATION                                               0.40      04/01/2009           294,212
     882,640   SURREY FUNDING CORPORATION++(p)                                        0.55      04/06/2009           882,573
   1,176,854   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                0.53      04/20/2009         1,176,525
   1,029,747   TICONDEROGA MASTER FUNDING LIMITED++                                   0.45      04/28/2009         1,029,400
   1,029,747   TULIP FUNDING CORPORATION++(p)                                         0.50      04/15/2009         1,029,547
   1,088,590   UBS FINANCE (DELAWARE) LLC                                             0.55      04/23/2009         1,088,224
   1,029,747   UNICREDITO ITALIANO BANK (IRELAND) PLC++                               0.70      04/27/2009         1,029,227
     441,320   VERSAILLES CP LLC++                                                    0.60      04/01/2009           441,320
     955,430   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.38      07/28/2008           439,498
     554,829   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.41      08/07/2008           255,222
     679,802   VICTORIA FINANCE LLC+++/-####(a)(i)                                    1.19      04/03/2008           312,709
   1,103,441   VICTORIA FINANCE LLC+++/-####(a)(i)                                    1.20      02/15/2008           507,583
   1,064,180   WHITE PINE FINANCE LLC+++/-####(a)(i)                                  1.15      02/22/2008           890,293
     176,528   WINDMILL FUNDING CORPORATION++                                         0.40      04/03/2009           176,524

                   166 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,000,326   WINDMILL FUNDING CORPORATION++(p)                                       0.50%    04/24/2009   $     1,000,006
                                                                                                                  55,789,682
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $72,463,406)                                                        70,264,986
                                                                                                             ---------------
   SHARES
------------
SHORT-TERM INVESTMENTS: 2.07%
   6,275,674   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                  $     6,275,674
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,275,674)                                                                     6,275,674
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $416,188,654)*                                                                 124.14%                 $   376,603,559
OTHER ASSETS AND LIABILITIES, NET                                                    (24.14)                     (73,229,168)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   303,374,391
                                                                                     ------                  ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $6,275,674.

* Cost for federal income tax purposes is $420,258,157 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 23,062,427
Gross unrealized depreciation                 (66,717,025)
                                             ------------
Net unrealized appreciation (depreciation)   $(43,654,598)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 167


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 98.82%
APPAREL & ACCESSORY STORES: 4.52%
     131,600   ABERCROMBIE & FITCH COMPANY CLASS A<<                                                         $     3,132,080
     279,100   DSW INCORPORATED CLASS A<<+                                                                         2,592,839
     180,700   J.CREW GROUP INCORPORATED<<+                                                                        2,381,626
     160,200   URBAN OUTFITTERS INCORPORATED<<+                                                                    2,622,474

                                                                                                                  10,729,019
                                                                                                             ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.99%
     236,400   HANESBRANDS INCORPORATED<<+                                                                         2,262,348
     253,990   VOLCOM INCORPORATED<<+                                                                              2,463,703

                                                                                                                   4,726,051
                                                                                                             ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.55%
     299,920   ASBURY AUTOMOTIVE GROUP INCORPORATED+                                                               1,292,655
                                                                                                             ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.84%
     147,560   PERINI CORPORATION<<+                                                                               1,814,988
     152,500   RYLAND GROUP INCORPORATED<<                                                                         2,540,650

                                                                                                                   4,355,638
                                                                                                             ---------------
BUSINESS SERVICES: 7.66%
     385,440   AIRCASTLE LIMITED                                                                                   1,792,296
      61,220   MICROSTRATEGY INCORPORATED CLASS A<<+                                                               2,093,112
     298,660   NCR CORPORATION+                                                                                    2,374,347
     453,044   ON ASSIGNMENT INCORPORATED+                                                                         1,227,749
      92,510   PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                       2,482,968
     167,470   RENT-A-CENTER INCORPORATED+                                                                         3,243,894
     190,640   SYNNEX CORPORATION<<+                                                                               3,749,889
     164,700   TAL INTERNATIONAL GROUP INCORPORATED<<+                                                             1,205,604

                                                                                                                  18,169,859
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 5.69%
     130,080   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                              3,539,477
      97,700   CYTEC INDUSTRIES INCORPORATED                                                                       1,467,454
     266,350   ELIZABETH ARDEN INCORPORATED+                                                                       1,552,821
      45,300   FMC CORPORATION                                                                                     1,954,242
     265,020   ROCKWOOD HOLDINGS INCORPORATED+                                                                     2,104,259
     598,020   USEC INCORPORATED<<+                                                                                2,870,496

                                                                                                                  13,488,749
                                                                                                             ---------------
COMMUNICATIONS: 1.88%
   1,937,500   CINCINNATI BELL INCORPORATED<<+                                                                     4,456,250
                                                                                                             ---------------
COMMUNICATIONS EQUIPMENT: 0.82%
     170,900   COMMSCOPE INCORPORATED+                                                                             1,941,424
                                                                                                             ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.35%
      82,320   CHEMED CORPORATION                                                                                  3,202,248
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 11.03%
      28,390   BANK OF THE OZARKS INCORPORATED                                                                       655,241
     281,610   BROOKLINE BANCORP INCORPORATED<<                                                                    2,675,295
      56,300   CITY NATIONAL CORPORATION                                                                           1,901,251
     219,140   EAST WEST BANCORP INCORPORATED<<                                                                    1,001,470
     210,900   FIRST HORIZON NATIONAL CORPORATION<<+                                                               2,265,066
     166,100   PACWEST BANCORP<<                                                                                   2,380,213
     160,840   PRIVATEBANCORP INCORPORATED<<                                                                       2,325,746

                   168 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ------------------------------------------------------------------                            ---------------
DEPOSITORY INSTITUTIONS (continued)
     108,900   SVB FINANCIAL GROUP<<+                                                                        $     2,179,089
     218,400   TCF FINANCIAL CORPORATION<<                                                                         2,568,384
     218,210   UMPQUA HOLDINGS CORPORATION                                                                         1,976,983
     175,100   WASHINGTON FEDERAL INCORPORATED                                                                     2,327,079
     147,720   WESTERN ALLIANCE BANCORP<<+                                                                           673,603
     117,460   WILMINGTON TRUST CORPORATION<<                                                                      1,138,187
     171,790   WINTRUST FINANCIAL CORPORATION                                                                      2,113,017

                                                                                                                  26,180,624
                                                                                                             ---------------
EATING & DRINKING PLACES: 2.62%
     468,080   CKE RESTAURANTS INCORPORATED                                                                        3,931,872
     227,910   SONIC CORPORATION+                                                                                  2,283,658

                                                                                                                   6,215,530
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 4.19%
     141,100   ENERGEN CORPORATION                                                                                 4,110,243
     298,880   NV ENERGY INCORPORATED                                                                              2,806,483
     171,660   PORTLAND GENERAL ELECTRIC COMPANY<<                                                                 3,019,499

                                                                                                                   9,936,225
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 7.07%
     440,190   ARRIS GROUP INCORPORATED<<+                                                                         3,244,200
     126,250   COMTECH TELECOMMUNICATIONS CORPORATION+                                                             3,127,213
     316,350   OMNIVISION TECHNOLOGIES INCORPORATED<<+                                                             2,125,872
     975,340   ON SEMICONDUCTOR CORPORATION+                                                                       3,803,826
   1,363,840   RF MICRO DEVICES INCORPORATED+                                                                      1,813,907
     457,160   TTM TECHNOLOGIES INCORPORATED<<+                                                                    2,651,528

                                                                                                                  16,766,546
                                                                                                             ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.95%
     154,380   SUN HYDRAULICS CORPORATION<<                                                                        2,255,492
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 0.88%
      83,450   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                            897,922
      56,630   CORN PRODUCTS INTERNATIONAL INCORPORATED                                                            1,200,556

                                                                                                                   2,098,478
                                                                                                             ---------------
FOOD STORES: 0.66%
     162,610   WINN-DIXIE STORES INCORPORATED+                                                                     1,554,552
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 1.02%
     264,810   CABELA'S INCORPORATED<<+                                                                            2,412,419
                                                                                                             ---------------
HEALTH SERVICES: 0.94%
     255,340   HEALTHWAYS INCORPORATED+                                                                            2,239,332
                                                                                                             ---------------
HOLDING & OTHER INVESTMENT OFFICES: 8.21%
     126,940   AMERICAN CAMPUS COMMUNITIES                                                                         2,203,678
     324,290   BIOMED REALTY TRUST INCORPORATED                                                                    2,195,443
     121,390   CORPORATE OFFICE PROPERTIES TRUST                                                                   3,014,114
      88,500   DIGITAL REALITY TRUST INCORPORATED<<                                                                2,936,430
     166,970   EQUITY ONE INCORPORATED<<                                                                           2,035,364
     270,050   FIRST POTOMAC REALTY TRUST                                                                          1,984,868
     226,380   LASALLE HOTEL PROPERTIES                                                                            1,322,059
     175,300   REDWOOD TRUST INCORPORATED                                                                          2,690,855
     420,994   SUNSTONE HOTEL INVESTORS INCORPORATED<<                                                             1,107,214

                                                                                                                  19,490,025
                                                                                                             ---------------

                  Wells Fargo Advantage Master Portfolios 169


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                    VALUE
------------   ------------------------------------------------------------------                            ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 3.58%
     374,020   Ameristar Casinos Incorporated                                                                $     4,705,172
     557,940   Boyd Gaming Corporation<<+                                                                          2,081,116
     206,310   Gaylord Entertainment Company<<+                                                                    1,718,562

                                                                                                                   8,504,850
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.16%
     332,910   Verigy Limited+                                                                                     2,746,508
                                                                                                             ---------------
INSURANCE CARRIERS: 4.87%
     338,950   American Equity Investment Life Holding Company                                                     1,410,032
     117,271   Argo Group International Holdings Limited+                                                          3,533,381
     196,050   Assured Guaranty Limited<<                                                                          1,327,259
      87,010   Platinum Underwriters Holdings Limited                                                              2,467,604
     128,710   United Fire & Casualty Company                                                                      2,826,472

                                                                                                                  11,564,748
                                                                                                             ---------------
LEATHER & LEATHER PRODUCTS: 1.36%
     171,800   Genesco Incorporated+                                                                               3,234,994
                                                                                                             ---------------
METAL FABRICATE, HARDWARE: 1.18%
     356,640   Chart Industries Incorporated+                                                                      2,810,323
                                                                                                             ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.54%
     243,910   RC2 Corporation+                                                                                    1,285,406
                                                                                                             ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.71%
     483,700   Apollo Investment Corporation<<                                                                     1,683,276
                                                                                                             ---------------
OIL & GAS EXTRACTION: 4.31%
     333,310   Berry Petroleum Company Class A<<                                                                   3,653,078
     255,400   Callaway Golf Company                                                                               1,833,772
     638,300   Global Industries Limited<<+                                                                        2,451,072
      88,820   Whiting Petroleum Corporation+                                                                      2,295,997

                                                                                                                  10,233,919
                                                                                                             ---------------
PAPER & ALLIED PRODUCTS: 0.94%
     414,200   Temple-Inland Incorporated<<                                                                        2,224,254
                                                                                                             ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.09%
     540,350   Headwaters Incorporated<<+                                                                          1,696,699
     154,100   Holly Corporation                                                                                   3,266,920

                                                                                                                   4,963,619
                                                                                                             ---------------
PRIMARY METAL INDUSTRIES: 1.61%
     147,810   Belden CDT Incorporated                                                                             1,849,103
     223,700   Steel Dynamics Incorporated                                                                         1,970,797

                                                                                                                   3,819,900
                                                                                                             ---------------
REAL ESTATE: 0.71%
     244,500   DuPont Fabros Technology Incorporation+                                                             1,682,160
                                                                                                             ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.67%
     396,180   Cooper Tire & Rubber Company<<                                                                      1,600,567
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.99%
      85,100   Lazard Limited<<                                                                                    2,501,940
     112,400   Raymond James Financial Incorporated<<                                                              2,214,280

                                                                                                                   4,716,220
                                                                                                             ---------------

                   170 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
SOCIAL SERVICES: 1.22%
     199,380   RES-CARE INCORPORATED+                                                                        $     2,902,973
                                                                                                             ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.10%
       9,950   CABOT MICROELECTRONICS CORPORATION+                                                                   239,099
                                                                                                             ---------------
TRANSPORTATION BY AIR: 3.23%
     718,840   AIRTRAN HOLDINGS INCORPORATED<<+                                                                    3,270,722
     183,760   ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED<<+                                                        3,188,236
     266,200   UAL CORPORATION<<+                                                                                  1,192,576

                                                                                                                   7,651,534
                                                                                                             ---------------
TRANSPORTATION SERVICES: 0.85%
      99,170   GATX CORPORATION                                                                                    2,006,209
                                                                                                             ---------------
WHOLESALE TRADE-DURABLE GOODS: 3.83%
     237,990   A.M. CASTLE & COMPANY                                                                               2,122,871
     183,310   BARNES GROUP INCORPORATED                                                                           1,959,584
     117,500   BORGWARNER INCORPORATED<<+                                                                          2,385,250
     145,020   WESCO INTERNATIONAL INCORPORATED+                                                                   2,627,760

                                                                                                                   9,095,465
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $368,197,291)                                                                          234,477,140
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 22.64%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.68%
   2,778,000   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    2,778,000
   2,778,000   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        2,778,000
   2,778,000   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          2,778,000
   2,778,000   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               2,778,000

                                                                                                                  11,112,000
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 17.96%
$    677,561   ABN AMRO BANK NV (CHICAGO)                                              2.06%    04/01/2009           677,561
     383,951   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.55     04/03/2009           383,951
     677,561   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.75     04/09/2009           677,561
      22,585   AMSTEL FUNDING CORPORATION++                                            1.50     04/06/2009            22,581
     790,488   AMSTERDAM FUNDING CORPORATION++                                         0.50     04/22/2009           790,257
      45,171   ANTALIS US FUNDING CORPORATION++                                        0.50     04/01/2009            45,171
     892,122   ANTALIS US FUNDING CORPORATION++(p)                                     0.68     04/21/2009           891,785
     971,171   BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38     04/01/2009           971,171
   2,529,561   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,529,579)                  0.25     04/01/2009         2,529,561
     293,610   BANK OF IRELAND                                                         0.60     04/01/2009           293,610
   6,188,391   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
               VALUE $6,188,443)                                                       0.30     04/01/2009         6,188,391
     293,610   BNP PARIBAS (PARIS)                                                     0.30     04/01/2009           293,610
     903,415   BRYANT BANK FUNDING LLC++(p)                                            0.47     04/20/2009           903,191
     971,171   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50     04/01/2009           971,171
     338,781   CALYON (LONDON)                                                         0.45     04/01/2009           338,781
     609,805   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60     04/08/2009           609,734
     482,407   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008             7,960
     371,404   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008             6,128
     632,390   CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85     04/01/2009           632,390
     203,268   CLIPPER RECEIVABLES CORPORATION++                                       0.85     04/03/2009           203,259
      60,303   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               2.25     10/01/2038            60,303
     406,537   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            3.50     12/15/2037           406,537

                   Wells Fargo Advantage Master Portfolios 171


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,084,098   DEXIA CREDIT LOCAL DE FRANCE SA                                        0.85%     04/01/2009   $     1,084,098
     858,244   E.ON AG++                                                              0.60      04/22/2009           857,944
     225,854   EBBETS FUNDING LLC++                                                   0.60      04/06/2009           225,835
     338,781   EBBETS FUNDING LLC++                                                   0.60      04/07/2009           338,747
     169,390   EDISON ASSET SECURITIZATION LLC++(p)                                   0.50      04/21/2009           169,343
      45,171   ELYSIAN FUNDING LLC++                                                  0.55      04/06/2009            45,167
      90,341   ELYSIAN FUNDING LLC++                                                  0.60      04/01/2009            90,341
     225,854   ELYSIAN FUNDING LLC++                                                  0.60      04/07/2009           225,831
     395,244   ERASMUS CAPITAL CORPORATION++                                          0.50      04/06/2009           395,216
     112,927   GEMINI SECURITIZATION INCORPORATED++(p)                                0.50      04/21/2009           112,895
     677,561   GEMINI SECURITIZATION INCORPORATED++                                   0.55      04/14/2009           677,426
   1,224,240   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,224,246)              0.17      04/01/2009         1,224,240
      67,756   GRAMPIAN FUNDING LLC++                                                 0.58      04/06/2009            67,751
   1,758,967   GRYPHON FUNDING LIMITED(a)(i)                                          0.00      08/23/2009           630,414
      37,266   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  2.75      11/01/2042            37,266
      45,171   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                     1.00      01/01/2018            45,171
   2,258,537   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,258,552)              0.24      04/01/2009         2,258,537
      67,756   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                 1.00      04/15/2025            67,756
     677,561   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                         0.88      04/08/2009           677,446
     288,189   LLOYDS TSB BANK PLC                                                    0.50      04/06/2009           288,169
     467,743   LLOYDS TSB BANK PLC                                                    0.50      04/09/2009           467,691
      18,068   LLOYDS TSB BANK PLC                                                    0.50      04/14/2009            18,065
     677,561   LMA AMERICAS LLC++                                                     0.57      04/29/2009           677,261
     790,488   MATCHPOINT MASTER TRUST++                                              0.43      04/27/2009           790,242
      97,117   MISSISSIPPI STATE GO+/-ss                                              5.00      11/01/2028            97,117
     293,610   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
               MARKET SECURITIES (MATURITY VALUE $293,615)                            0.66      04/01/2009           293,610
     903,415   NATIXIS                                                                0.38      04/02/2009           903,415
      45,171   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               3.75      01/01/2018            45,171
     293,610   NORDEA BANK AB                                                         0.30      04/01/2009           293,610
     284,576   REGENCY MARKETS #1 LLC++(p)                                            0.55      04/15/2009           284,515
     406,537   REGENCY MARKETS #1 LLC++(p)                                            0.55      04/20/2009           406,419
     451,707   ROMULUS FUNDING CORPORATION++                                          0.90      04/24/2009           451,448
     225,854   ROMULUS FUNDING CORPORATION++(p)                                       1.00      04/22/2009           225,722
     677,561   SANPAOLO IMI US FINANCIAL COMPANY                                      0.49      04/21/2009           677,377
     790,488   SOCIETE GENERALE NY                                                    1.05      04/27/2009           790,858
     817,590   STARBIRD FUNDING CORPORATION++                                         0.60      04/30/2009           817,195
     225,854   STATE STREET CORPORATION                                               0.40      04/01/2009           225,854
     677,561   SURREY FUNDING CORPORATION++(p)                                        0.55      04/06/2009           677,509
     903,415   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                0.53      04/20/2009           903,162
     790,488   TICONDEROGA MASTER FUNDING LIMITED++                                   0.45      04/28/2009           790,221
     790,488   TULIP FUNDING CORPORATION++(p)                                         0.50      04/15/2009           790,334
     835,659   UBS FINANCE (DELAWARE) LLC                                             0.55      04/23/2009           835,378
     790,488   UNICREDITO ITALIANO BANK (IRELAND) PLC++                               0.70      04/27/2009           790,088
     338,781   VERSAILLES CP LLC++                                                    0.60      04/01/2009           338,781
     668,903   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.38      07/28/2008           307,695
     388,440   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.41      08/07/2008           178,682
     475,934   VICTORIA FINANCE LLC+++/-####(a)(i)                                    1.19      04/03/2008           218,929
     772,526   VICTORIA FINANCE LLC+++/-####(a)(i)                                    1.20      02/15/2008           355,362
     745,039   WHITE PINE FINANCE LLC+++/-####(a)(i)                                  1.15      02/22/2008           623,300
     135,512   WINDMILL FUNDING CORPORATION++                                         0.40      04/03/2009           135,509
     767,902   WINDMILL FUNDING CORPORATION++(p)                                      0.50      04/24/2009           767,654

                                                                                                                  42,602,431
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $55,177,776)                                                        53,714,431
                                                                                                             ---------------

                   172 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ------------------------------------------------------------------                            ---------------
SHORT-TERM INVESTMENTS: 3.18%
  7,560,543   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                   $     7,560,543
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,560,543)                                                                     7,560,543
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $430,935,610)*                 124.64%                                                                 $   295,752,114
OTHER ASSETS AND LIABILITIES, NET    (24.64)                                                                     (58,471,469)
                                     ------                                                                  ---------------
TOTAL NET ASSETS                     100.00%                                                                 $   237,280,645
                                     ------                                                                  ---------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $7,560,543.

* Cost for federal income tax purposes is $433,513,410 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $   8,553,178
Gross unrealized depreciation                 (146,314,474)
                                             -------------
Net unrealized appreciation (depreciation)   $(137,761,296)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 173


              Portfolio of Investments--March 31, 2009 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 95.30%
AMUSEMENT & RECREATION SERVICES: 0.33%
     132,890   CENTURY CASINOS INCORPORATED+                                                                 $       205,980
      15,000   WMS INDUSTRIES INCORPORATED+                                                                          313,650
                                                                                                                     519,630
                                                                                                             ---------------
APPAREL & ACCESSORY STORES: 3.67%
      43,700   ANN TAYLOR STORES CORPORATION+                                                                        227,240
      80,300   BEBE STORES INCORPORATED                                                                              535,601
      40,511   CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                 330,165
     210,000   CHARMING SHOPPES INCORPORATED+                                                                        294,000
      75,200   CHICO'S FAS INCORPORATED+                                                                             403,824
      78,900   CHRISTOPHER & BANKS CORPORATION                                                                       322,701
      16,000   CITI TRENDS INCORPORATED+                                                                             366,240
     135,200   COLDWATER CREEK INCORPORATED+                                                                         339,352
      57,585   COLLECTIVE BRANDS INCORPORATED+                                                                       560,878
      91,006   DELIA*S INCORPORATED+                                                                                 152,890
     282,800   NEW YORK AND COMPANY INCORPORATED+                                                                  1,003,940
      14,000   STAGE STORES INCORPORATED                                                                             141,120
      38,700   THE CATO CORPORATION CLASS A                                                                          707,436
      95,600   WET SEAL INCORPORATED CLASS A+                                                                        321,216
                                                                                                                   5,706,603
                                                                                                             ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.64%
       4,900   COLUMBIA SPORTSWEAR COMPANY                                                                           146,608
      49,200   DESTINATION MATERNITY CORPORATION+                                                                    310,452
      46,600   MAIDENFORM BRANDS INCORPORATED+                                                                       426,856
      16,200   SKECHERS U.S.A. INCORPORATED CLASS A+                                                                 108,054
                                                                                                                     991,970
                                                                                                             ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.16%
      66,045   MONRO MUFFLER BRAKE INCORPORATED                                                                    1,805,010
                                                                                                             ---------------
BIOPHARMACEUTICALS: 0.08%
       1,800   CEPHALON INCORPORATED+                                                                                122,580
                                                                                                             ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.49%
      20,606   CAVCO INDUSTRIES INCORPORATED+                                                                        486,302
      87,065   PALM HARBOR HOMES INCORPORATED+                                                                       194,155
       7,000   PERINI CORPORATION+                                                                                    86,100
                                                                                                                     766,557
                                                                                                             ---------------
BUSINESS SERVICES: 13.27%
     409,130   3COM CORPORATION+                                                                                   1,264,212
      44,985   ABM INDUSTRIES INCORPORATED                                                                           737,754
      67,800   AMERICAN SOFTWARE INCORPORATED CLASS A                                                                357,306
     312,900   APAC CUSTOMER SERVICES INCORPORATED+                                                                1,063,860
     261,007   ASSET ACCEPTANCE CAPITAL CORPORATION+                                                               1,385,947
      21,900   BARRETT BUSINESS SERVICES INCORPORATED                                                                210,678
     182,600   BORLAND SOFTWARE CORPORATION+                                                                          83,996
      54,000   CAI INTERNATIONAL INCORPORATED+                                                                       152,820
      39,400   COMSYS IT PARTNERS INCORPORATED+                                                                       87,074
     139,700   CONVERGYS CORPORATION+                                                                              1,128,776
      17,400   COREL CORPORATION+                                                                                     31,148
     107,900   ELECTRONIC ARTS INCORPORATED+                                                                       1,962,701
      47,900   FAIR ISAAC CORPORATION                                                                                673,953
      55,050   GERBER SCIENTIFIC INCORPORATED+                                                                       131,570

                   174 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ------------------------------------------------------------------                            ---------------
BUSINESS SERVICES (continued)
      79,400   GSE SYSTEMS INCORPORATED+                                                                     $       472,430
      86,000   HACKETT GROUP INCORPORATED+                                                                           173,720
      93,697   HEALTHCARE SERVICES GROUP                                                                           1,402,644
     229,405   HILL INTERNATIONAL INCORPORATED+                                                                      697,391
       4,200   HURON CONSULTING GROUP INCORPORATED+                                                                  178,206
      59,100   I2 TECHNOLOGIES INCORPORATED+                                                                         466,890
      54,000   INFOGROUP INCORPORATED                                                                                224,640
      69,900   JDA SOFTWARE GROUP INCORPORATED+                                                                      807,345
     177,400   LAWSON SOFTWARE INCORPORATED+                                                                         753,950
     183,900   LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                 180,222
      17,100   MENTOR GRAPHICS CORPORATION+                                                                           75,924
     205,700   MONSTER WORLDWIDE INCORPORATED+                                                                     1,676,455
      33,800   MSC SOFTWARE CORPORATION+                                                                             190,632
      42,800   NOVELL INCORPORATED+                                                                                  182,328
      28,600   PEGASYSTEMS INCORPORATED                                                                              531,102
       9,700   PEROT SYSTEMS CORPORATION CLASS A+                                                                    124,936
     126,591   PLATO LEARNING INCORPORATED+                                                                          225,332
      85,060   REALNETWORKS INCORPORATED+                                                                            198,190
      14,200   ROLLINS INCORPORATED                                                                                  243,530
      33,400   SPSS INCORPORATED+                                                                                    949,562
      82,400   SUPPORTSOFT INCORPORATED+                                                                             158,208
      11,533   SYBASE INCORPORATED+                                                                                  349,335
      17,800   SYKES ENTERPRISES INCORPORATED+                                                                       296,014
     144,705   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                               669,984
      37,900   WEB.COM GROUP INCORPORATED+                                                                           125,828
                                                                                                                  20,626,593
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 1.61%
       4,100   CHATTEM INCORPORATED+                                                                                 229,805
      71,600   ELIZABETH ARDEN INCORPORATED+                                                                         417,428
      96,300   ICO INCORPORATED+                                                                                     198,378
      48,100   LANDEC CORPORATION+                                                                                   267,917
      96,835   ORASURE TECHNOLOGIES INCORPORATED+                                                                    244,993
      19,900   PHARMERICA CORPORATION+                                                                               331,136
      99,510   PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                515,462
      19,800   ROCKWOOD HOLDINGS INCORPORATED+                                                                       157,212
       9,100   RPM INTERNATIONAL INCORPORATED                                                                        115,843
      59,753   SERACARE LIFE SCIENCES INCORPORATED+                                                                   24,499
                                                                                                                   2,502,673
                                                                                                             ---------------
COMMUNICATIONS: 0.78%
      95,655   CHINA GRENTECH CORPORATION LIMITED ADR+                                                               130,091
     160,985   CINCINNATI BELL INCORPORATED+                                                                         370,266
      75,000   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                                          275,250
     127,645   SANDVINE CORPORATION+                                                                                  73,268
      16,500   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                             371,415
                                                                                                                   1,220,290
                                                                                                             ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.57%
     344,815   CHAMPION ENTERPRISES INCORPORATED+                                                                    165,511
      24,775   CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES+                                                     155,339
      35,800   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                         559,912
                                                                                                                     880,762
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 8.27%
      21,900   ASTORIA FINANCIAL CORPORATION                                                                         201,261
      11,600   BANK OF THE OZARKS INCORPORATED                                                                       267,728

                   Wells Fargo Advantage Master Portfolios 175


              Portfolio of Investments--March 31, 2009 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ------------------------------------------------------------------                            ---------------
DEPOSITORY INSTITUTIONS: (continued)
      38,700   BANNER CORPORATION                                                                            $       112,617
      61,600   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                        216,216
      24,700   BROOKLINE BANCORP INCORPORATED                                                                        234,650
       8,440   CITY NATIONAL CORPORATION                                                                             285,019
      22,700   COMMERCE BANCSHARES INCORPORATED                                                                      824,010
      16,700   COMMONWEALTH BANKSHARES INCORPORATION                                                                  83,500
      12,800   COMMUNITY TRUST BANCORP                                                                               342,400
       4,600   CULLEN FROST BANKERS INCORPORATED                                                                     215,924
      10,200   EAST WEST BANCORP INCORPORATED                                                                         46,614
       6,000   FIRST FINANCIAL CORPORATION                                                                           221,400
      21,545   FIRST HORIZON NATIONAL CORPORATION+                                                                   231,390
      37,200   FIRST REGIONAL BANCORP+                                                                                59,892
      42,153   FIRST SECURITY GROUP INCORPORATED                                                                     142,056
      19,500   FIRSTMERIT CORPORATION                                                                                354,900
      61,400   GLACIER BANCORP INCORPORATED                                                                          964,594
      21,100   GREAT SOUTHERN BANCORP INCORPORATION                                                                  295,611
      54,600   HUDSON CITY BANCORP INCORPORATED                                                                      638,274
       3,100   IBERIABANK CORPORATION                                                                                142,414
      17,400   INTEGRA BANK CORPORATION                                                                               32,886
      21,900   MERCANTILE BANK CORPORATION                                                                           117,603
       8,500   NBT BANCORP INCORPORATED                                                                              183,940
      81,600   NEW YORK COMMUNITY BANCORP INCORPORATED                                                               911,472
      15,000   NEWALLIANCE BANCSHARES INCORPORATED                                                                   176,100
      50,300   NEWBRIDGE BANCORPORATION+                                                                             106,133
      10,200   NORTHRIM BANCORP INCORPORATED                                                                         101,694
      35,800   OLD NATIONAL BANCORP                                                                                  399,886
      22,500   PACWEST BANCORP                                                                                       322,425
      21,100   SOUTHWEST BANCORP INCORPORATED (OKLAHOMA)                                                             197,918
      14,500   STELLARONE CORPORATION                                                                                172,695
      35,300   STERLING BANCSHARES INCORPORATED (TEXAS)                                                              230,862
      10,300   TCF FINANCIAL CORPORATION                                                                             121,128
      19,000   TEXAS CAPITAL BANCSHARES INCORPORATED+                                                                213,940
      80,200   UCBH HOLDINGS INCORPORATED                                                                            121,102
      26,200   UMB FINANCIAL CORPORATION                                                                           1,113,238
      71,000   UMPQUA HOLDINGS CORPORATION                                                                           643,260
      17,002   UNITED COMMUNITY BANKS INCORPORATED+                                                                   70,729
       4,400   UNIVEST CORPORATION OF PENNSYLVANIA                                                                    77,000
      40,800   US BANCORP                                                                                            596,088
      13,755   VALLEY NATIONAL BANCORP                                                                               170,149
      23,700   WASHINGTON FEDERAL INCORPORATED                                                                       314,973
      21,100   WEST COAST BANCORP (OREGON)                                                                            46,842
       9,900   WESTAMERICA BANCORPORATION                                                                            451,044
       7,200   WHITNEY HOLDING CORPORATION                                                                            82,440
                                                                                                                  12,856,017
                                                                                                             ---------------
EATING & DRINKING PLACES: 1.10%
      58,500   CEC ENTERTAINMENT INCORPORATED+                                                                     1,513,980
      39,400   MORTON'S RESTAURANT GROUP INCORPORATED+                                                               105,198
      28,400   O'CHARLEYS INCORPORATED+                                                                               85,484
                                                                                                                   1,704,662
                                                                                                             ---------------
EDUCATIONAL SERVICES: 0.24%
      44,500   LEARNING TREE INTERNATIONAL INCORPORATED+                                                             376,915
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 4.98%
       5,200   ALLETE INCORPORATED                                                                                   138,788
      92,015   AQUA AMERICA INCORPORATED                                                                           1,840,300

                   176 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ------------------------------------------------------------------                            ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
       5,500   BLACK HILLS CORPORATION                                                                       $        98,395
      39,000   CLEAN HARBORS INCORPORATED+                                                                         1,872,000
      26,835   NEWALTA INCORPORATED                                                                                   54,700
       8,800   NICOR INCORPORATED                                                                                    292,424
     104,300   NISOURCE INCORPORATED                                                                               1,022,140
       5,100   NORTHWEST NATURAL GAS COMPANY                                                                         221,442
      14,200   PIEDMONT NATURAL GAS COMPANY                                                                          367,638
      21,300   PORTLAND GENERAL ELECTRIC COMPANY                                                                     374,667
      39,000   REPUBLIC SERVICES INCORPORATED                                                                        668,850
       8,200   SOUTHWEST GAS CORPORATION                                                                             172,774
       9,900   UNISOURCE ENERGY CORPORATION                                                                          279,081
      10,600   WGL HOLDINGS INCORPORATED                                                                             347,680
                                                                                                                   7,750,879
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 6.03%
      19,300   ADC TELECOMMUNICATIONS INCORPORATED+                                                                   84,727
     171,300   ARRIS GROUP INCORPORATED+                                                                           1,262,481
     172,183   ATMI INCORPORATED+                                                                                  2,656,784
      40,800   CTS CORPORATION                                                                                       147,288
       9,000   DIODES INCORPORATED+                                                                                   95,490
     117,653   EVANS & SUTHERLAND COMPUTER CORPORATION+                                                               30,590
      16,205   GRAFTECH INTERNATIONAL LIMITED+                                                                        99,823
      12,700   HARRIS STRATEX NETWORKS INCORPORATED CLASS A+                                                          48,895
      18,900   HELEN OF TROY LIMITED+                                                                                259,875
      15,200   HOUSTON WIRE & CABLE COMPANY                                                                          117,800
      21,905   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                          199,774
     135,300   JABIL CIRCUIT INCORPORATED                                                                            752,268
     152,400   MOLEX INCORPORATED CLASS A                                                                          1,926,336
     602,955   MRV COMMUNICATIONS INCORPORATED+                                                                      186,916
      33,665   OSI SYSTEMS INCORPORATED+                                                                             513,728
     173,750   POWER-ONE INCORPORATED+                                                                               152,900
      54,060   RICHARDSON ELECTRONICS LIMITED                                                                        182,723
      51,700   TRIDENT MICROSYSTEMS INCORPORATED+                                                                     75,482
      21,100   UNIVERSAL ELECTRONICS INCORPORATED+                                                                   381,910
      30,200   ZOLTEK COMPANIES INCORPORATED+                                                                        205,662
                                                                                                                   9,381,452
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.59%
      13,100   AMERICAN PHYSICIANS SERVICE GROUP INCORPORATED                                                        251,127
      93,400   CRA INTERNATIONAL INCORPORATED+                                                                     1,763,392
      17,645   INFINITY PHARMACEUTICALS INCORPORATED+                                                                145,042
      68,550   SYMYX TECHNOLOGIES INCORPORATED+                                                                      305,048
                                                                                                                   2,464,609
                                                                                                             ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.88%
       9,300   CROWN HOLDINGS INCORPORATED+                                                                          211,389
      22,200   ILLINOIS TOOL WORKS INCORPORATED                                                                      684,870
       9,300   VALMONT INDUSTRIES INCORPORATED                                                                       466,953
                                                                                                                   1,363,212
                                                                                                             ---------------
FINANCIAL SERVICES: 0.59%
      80,643   JANUS CAPITAL GROUP INCORPORATED                                                                      536,276
      19,785   KBW REGIONAL BANKING ETF                                                                              380,268
                                                                                                                     916,544
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 177


              Portfolio of Investments--March 31, 2009 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ------------------------------------------------------------------                            ---------------
FOOD & KINDRED PRODUCTS: 1.60%
      56,720   DEL MONTE FOODS COMPANY                                                                       $       413,489
      16,650   FLOWERS FOODS INCORPORATED                                                                            390,942
      13,100   MATRIXX INITIATIVES INCORPORATED+                                                                     214,840
      67,866   TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                1,474,042
                                                                                                                   2,493,313
                                                                                                             ---------------
FOOD STORES: 1.49%
      17,400   INGLES MARKETS INCORPORATED CLASS A                                                                   259,782
      34,600   WHOLE FOODS MARKET INCORPORATED+                                                                      581,280
     154,700   WINN-DIXIE STORES INCORPORATED+                                                                     1,478,932
                                                                                                                   2,319,994
                                                                                                             ---------------
FURNITURE & FIXTURES: 0.29%
      15,100   HNI CORPORATION                                                                                       157,040
      55,500   LSI INDUSTRIES INCORPORATED                                                                           286,935
                                                                                                                     443,975
                                                                                                             ---------------
HEALTH SERVICES: 2.46%
     129,200   ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                         164,084
      31,300   AMERICAN DENTAL PARTNERS INCORPORATED+                                                                207,206
     113,400   BIOSCRIP INCORPORATED+                                                                                265,356
      70,400   CARDIAC SCIENCE CORPORATION+                                                                          211,904
      57,745   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                378,230
      18,200   EMERITUS CORPORATION+                                                                                 119,392
      34,250   ENSIGN GROUP INCORPORATED                                                                             529,505
     114,500   FIVE STAR QUALITY CARE INCORPORATED+                                                                  119,080
      25,530   GENTIVA HEALTH SERVICES INCORPORATED+                                                                 388,056
      11,040   HEALTHSOUTH REHABILITATION CORPORATION+                                                                98,035
   1,260,700   HOOPER HOLMES INCORPORATED+                                                                           567,315
      38,355   MDS INCORPORATED+                                                                                     181,036
      22,400   NAUTILUS GROUP INCORPORATED+                                                                           14,112
     127,700   NOVAMED INCORPORATED+                                                                                 289,879
      16,700   REHABCARE GROUP INCORPORATED+                                                                         291,248
                                                                                                                   3,824,438
                                                                                                             ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.47%
      41,110   STERLING CONSTRUCTION COMPANY INCORPORATED+                                                           733,402
                                                                                                             ---------------
HOLDING & OTHER INVESTMENT OFFICES: 5.02%
      24,800   AGREE REALTY CORPORATION                                                                              389,112
      93,395   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                              1,295,389
     295,710   ANWORTH MORTGAGE ASSET CORPORATION                                                                  1,812,702
           1   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                           5
      91,690   CAPSTEAD MORTGAGE CORPORATION                                                                         984,751
      43,000   CARE INVESTMENT TRUST INCORPORATED                                                                    234,780
      31,800   EXTERRAN HOLDINGS INCORPORATED+                                                                       509,436
      39,110   HILLTOP HOLDINGS INCORPORATED+                                                                        445,854
      12,998   JER INVESTORS TRUST INCORPORATED                                                                        8,449
       6,300   LASALLE HOTEL PROPERTIES                                                                               36,792
      64,550   MEDICAL PROPERTIES TRUST INCORPORATED                                                                 235,608
     170,790   MFA MORTGAGE INVESTMENTS INCORPORATED                                                               1,004,245
     239,160   ORIGEN FINANCIAL INCORPORATED+                                                                        179,370
      89,270   PRIMORIS SERVICES CORPORATION+                                                                        351,724
      58,575   UMH PROPERTIES INCORPORATED                                                                           316,305
                                                                                                                   7,804,522
                                                                                                             ---------------

                   178 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ------------------------------------------------------------------                            ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.04%
     144,100   BELL MICROPRODUCTS INCORPORATED+                                                              $        67,727
                                                                                                             ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.51%
     116,935   OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                                797,497
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.59%
      29,900   BLOUNT INTERNATIONAL INCORPORATED+                                                                    138,138
       5,300   BRIGGS & STRATTON CORPORATION                                                                          87,450
      69,290   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                          239,051
      35,800   COLUMBUS MCKINNON CORPORATION+                                                                        312,176
      69,835   CRAY INCORPORATED+                                                                                    244,423
       6,600   DIEBOLD INCORPORATED                                                                                  140,910
      57,600   FLANDER CORPORATION+                                                                                  232,704
       8,400   GARDNER DENVER INCORPORATED+                                                                          182,616
     596,900   INFOCUS CORPORATION+                                                                                  357,543
     239,490   INTERMEC INCORPORATED+                                                                              2,490,696
      32,000   INTEVAC INCORPORATED+                                                                                 166,720
      83,400   KENNAMETAL INCORPORATED                                                                             1,351,914
      67,800   NN INCORPORATED+                                                                                       85,428
      26,300   PALL CORPORATION                                                                                      537,309
      49,100   QUALSTAR CORPORATION                                                                                   98,200
      48,200   SPARTECH CORPORATION+                                                                                 118,572
      10,200   TENNANT COMPANY                                                                                        95,574
      10,000   TIMKEN COMPANY                                                                                        139,600
     101,265   VOYAGER LEARNING COMPANY+                                                                             117,467
                                                                                                                   7,136,491
                                                                                                             ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.01%
     325,300   CRAWFORD & COMPANY CLASS A+                                                                         1,353,248
      23,000   ONEBEACON INSURANCE GROUP LIMITED                                                                     222,180
                                                                                                                   1,575,428
                                                                                                             ---------------
INSURANCE CARRIERS: 4.65%
      30,900   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                       128,544
      34,900   AMERICAN SAFETY INSURANCE GROUP LIMITED+                                                              401,699
      34,350   AMERISAFE INCORPORATED+                                                                               526,242
      28,391   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                            855,421
      18,000   BROWN & BROWN INCORPORATED                                                                            340,380
     162,100   CRM HOLDINGS LIMITED+                                                                                 103,744
      30,100   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                           405,146
      47,300   DONEGAL GROUP INCORPORATED CLASS A                                                                    727,001
      11,600   EMC INSURANCE GROUP INCORPORATED                                                                      244,412
      12,900   HARLEYSVILLE GROUP INCORPORATED                                                                       410,349
      51,700   KINGSWAY FINANCIAL SERVICES INCORPORATED                                                               92,026
     125,482   MEADOWBROOK INSURANCE GROUP INCORPORATED                                                              765,440
      12,550   MERCURY GENERAL CORPORATION                                                                           372,735
      13,565   NYMAGIC INCORPORATED                                                                                  165,493
      53,300   PMA CAPITAL CORPORATION CLASS A+                                                                      222,261
      61,800   SEABRIGHT INSURANCE HOLDINGS+                                                                         646,428
      12,000   STANCORP FINANCIAL GROUP INCORPORATED                                                                 273,360
       7,400   STATE AUTO FINANCIAL CORPORATION                                                                      130,240
      11,000   THE HANOVER INSURANCE GROUP INCORPORATED                                                              317,020
       4,200   ZENITH NATIONAL INSURANCE CORPORATION                                                                 101,262
                                                                                                                   7,229,203
                                                                                                             ---------------

                  Wells Fargo Advantage Master Portfolios 179


              Portfolio of Investments--March 31, 2009 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES       SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.60%
      70,139   GEO Group Incorporated+                                                                       $       929,342
                                                                                                             ---------------
LEATHER & LEATHER PRODUCTS: 0.44%
      73,850   BAKERS FOOTWEAR GROUP INCORPORATED+                                                                    29,540
      28,400   SHOE CARNIVAL INCORPORATED+                                                                           293,940
      14,200   WEYCO GROUP INCORPORATED                                                                              368,064

                                                                                                                     691,544
                                                                                                             ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.48%
      26,735   NOBILITY HOMES INCORPORATED                                                                           193,829
      29,031   SKYLINE CORPORATION                                                                                   551,879

                                                                                                                     745,708
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 6.64%
     145,489   ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                              483,023
      56,900   CANTEL INDUSTRIES+                                                                                    732,303
      19,476   COHERENT INCORPORATED+                                                                                335,961
      33,300   EDAP TMS SA ADR+                                                                                       48,285
      15,200   HANGER ORTHOPEDIC GROUP INCORPORATED+                                                                 201,400
     175,100   HEALTHTRONICS INCORPORATED+                                                                           238,136
     151,460   HERLEY INDUSTRIES INCORPORATED+                                                                     1,811,462
      47,400   HOME DIAGNOSTICS INCORPORATION+                                                                       268,758
       9,400   ICU MEDICAL INCORPORATED+                                                                             301,928
     147,243   LTX-CREDENCE CORPORATION+                                                                              41,228
      36,500   MEDICAL ACTION INDUSTRIES INCORPORATED+                                                               302,585
      36,100   MILLIPORE CORPORATION+                                                                              2,072,501
      93,800   NEWPORT CORPORATION+                                                                                  414,596
      16,700   PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                                            121,242
     117,200   PERKINELMER INCORPORATED                                                                            1,496,644
      39,200   WATERS CORPORATION+                                                                                 1,448,440

                                                                                                                  10,318,492
                                                                                                             ---------------
METAL MINING: 2.21%
      16,185   ELDORADO GOLD CORPORATION+                                                                            145,665
      16,105   GOLDCORP INCORPORATED                                                                                 536,619
     154,470   PETAQUILLA MINERALS LIMITED+                                                                           54,296
      46,775   RANDGOLD RESOURCES LIMITED ADR                                                                      2,542,221
      16,601   YAMANA GOLD INCORPORATED                                                                              153,562

                                                                                                                   3,432,363
                                                                                                             ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.01%
     129,100   ACCO BRANDS CORPORATION+                                                                              126,518
      25,600   ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                                              281,856
     616,000   LEAPFROG ENTERPRISES INCORPORATED+                                                                    850,080
      21,200   LYDALL INCORPORATED+                                                                                   62,964
      29,100   RUSS BERRIE & COMPANY INCORPORATED+                                                                    38,412
      23,000   STANDEX INTERNATIONAL CORPORATION                                                                     211,600

                                                                                                                   1,571,430
                                                                                                             ---------------
MISCELLANEOUS RETAIL: 0.16%
      40,800   AC MOORE ARTS & CRAFTS INCORPORATED+                                                                   77,112
      38,900   PC MALL INCORPORATED+                                                                                 176,606

                                                                                                                     253,718
                                                                                                             ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.05%
      15,665   YRC WORLDWIDE INCORPORATED+                                                                            70,336
                                                                                                             ---------------

                   180 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.65%
      89,257   MCG CAPITAL CORPORATION+                                                                      $       114,249
      50,200   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                902,094

                                                                                                                   1,016,343
                                                                                                             ---------------
OIL & GAS EXTRACTION: 4.46%
       8,700   ATWOOD OCEANICS INCORPORATED+                                                                         144,333
       7,300   BJ SERVICES COMPANY                                                                                    72,635
      25,500   BRIGHAM EXPLORATION COMPANY+                                                                           48,450
      19,000   CHESAPEAKE ENERGY CORPORATION                                                                         324,140
       5,400   COMSTOCK RESOURCES INCORPORATED+                                                                      160,920
       6,100   DEVON ENERGY CORPORATION                                                                              272,609
      12,255   FOREST OIL CORPORATION+                                                                               161,153
     144,970   GLOBAL INDUSTRIES LIMITED+                                                                            556,685
      43,955   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                            225,929
      14,320   HELMERICH & Payne Incorporated                                                                        326,066
      37,775   HERCULES OFFSHORE INCORPORATED+                                                                        59,685
      74,795   KEY ENERGY SERVICES INCORPORATED+                                                                     215,410
     100,795   MCMORAN EXPLORATION COMPANY+                                                                          473,737
     256,230   NEWPARK RESOURCES INCORPORATED+                                                                       648,262
      15,255   OCEANEERING INTERNATIONAL INCORPORATED+                                                               562,452
       7,365   PRIDE INTERNATIONAL INCORPORATED+                                                                     132,423
      28,525   RANGE RESOURCES CORPORATION                                                                         1,174,089
      21,705   SANDRIDGE ENERGY INCORPORATED+                                                                        143,036
      12,500   SUPERIOR ENERGY SERVICES INCORPORATED+                                                                161,125
     205,400   SYNTROLEUM CORPORATION+                                                                               299,884
      51,410   TRILOGY ENERGY TRUST                                                                                  244,654
       5,100   UNIT CORPORATION+                                                                                     106,692
      27,700   WARREN RESOURCES INCORPORATED+                                                                         26,592
      41,290   WILLBROS GROUP INCORPORATED+                                                                          400,513

                                                                                                                   6,941,474
                                                                                                             ---------------
PAPER & ALLIED PRODUCTS: 0.29%
       8,100   SONOCO PRODUCTS COMPANY                                                                               169,938
      38,700   STANDARD REGISTER COMPANY                                                                             177,246
      20,370   WAUSAU PAPER CORPORATION+                                                                             107,146

                                                                                                                     454,330
                                                                                                             ---------------
PERSONAL SERVICES: 0.21%
       6,000   COINSTAR INCORPORATED+                                                                                196,560
       9,000   REGIS CORPORATION                                                                                     130,050

                                                                                                                     326,610
                                                                                                             ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.72%
      23,100   DELEK US HOLDINGS INCORPORATED                                                                        239,316
      23,300   HESS CORPORATION                                                                                    1,262,860
      56,930   INTEROIL CORPORATION+(a)                                                                            1,594,040
      47,200   WD-40 COMPANY                                                                                       1,139,408

                                                                                                                   4,235,624
                                                                                                             ---------------
PIPELINES: 0.15%
       7,800   ENBRIDGE ENERGY PARTNERS LP                                                                           233,454
                                                                                                             ---------------
PRIMARY METAL INDUSTRIES: 0.06%
       7,100   BELDEN CDT INCORPORATED                                                                                88,821
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 181


              Portfolio of Investments--March 31, 2009 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.11%
      15,600   AMERICAN GREETINGS CORPORATION CLASS A                                                        $        78,936
      34,900   ENNIS INCORPORATED                                                                                    309,214
      48,295   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                            36,221
      83,000   MCCLATCHY COMPANY CLASS A+                                                                             40,670
      10,900   MULTI-COLOR CORPORATION                                                                               133,307
     458,200   PLAYBOY ENTERPRISES INCORPORATED CLASS B+                                                             902,654
      76,600   PRESSTEK INCORPORATED+                                                                                158,562
     207,135   R.H. DONNELLEY CORPORATION+                                                                            63,176

                                                                                                                   1,722,740
                                                                                                             ---------------
REAL ESTATE: 0.57%
      55,185   CHIMERA INVESTMENT CORPORATION                                                                        185,422
      24,845   HATTERAS FINANCIAL CORPORATION                                                                        620,877
      62,600   THOMAS PROPERTIES GROUP INCORPORATED                                                                   73,868

                                                                                                                     880,167
                                                                                                             ---------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.08%
      49,100   LEXINGTON CORPORATE PROPERTIES TRUST                                                                  116,858
                                                                                                             ---------------
RESTAURANTS: 0.11%
      42,000   MCCORMICK & SCHMICK'S SEAFOOD INCORPORATED+                                                           164,640
                                                                                                             ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.35%
     185,413   INTERTAPE POLYMER GROUP INCORPORATED+                                                                  77,873
       6,521   JARDEN CORPORATION+                                                                                    82,621
      28,300   SEALED AIR CORPORATION                                                                                390,540

                                                                                                                     551,034
                                                                                                             ---------------
SOFTWARE: 0.08%
       7,300   EPIQ SYSTEMS INCORPORATED+                                                                            131,619
                                                                                                             ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.65%
      91,425   GENTEX CORPORATION                                                                                    910,593
      48,350   US CONCRETE INCORPORATED+                                                                              96,700

                                                                                                                   1,007,293
                                                                                                             ---------------
TEXTILE MILL PRODUCTS: 0.14%
      27,200   GILDAN ACTIVEWEAR INCORPORATED+                                                                       220,320
                                                                                                             ---------------
TRANSPORTATION BY AIR: 0.45%
      53,995   AIRTRAN HOLDINGS INCORPORATED+                                                                        245,677
       7,240   ALASKA AIR GROUP INCORPORATED+                                                                        127,207
      29,240   JETBLUE AIRWAYS CORPORATION+                                                                          106,726
       5,966   PHI INCORPORATED+                                                                                      78,393
      14,810   PHI INCORPORATED (NON-VOTING)+                                                                        147,804

                                                                                                                     705,807
                                                                                                             ---------------
TRANSPORTATION EQUIPMENT: 0.55%
      24,100   ATC TECHNOLOGY CORPORATION+                                                                           269,920
      37,197   EXIDE TECHNOLOGIES+                                                                                   111,591
      49,850   HI SHEAR TECHNOLOGY CORPORATION+                                                                      306,578
       6,000   SPARTAN MOTORS INCORPORATED                                                                            24,120
       5,400   WABTEC CORPORATION                                                                                    142,452

                                                                                                                     854,661
                                                                                                             ---------------

                   182 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
TRANSPORTATION SERVICES: 0.37%
      24,800   DYNAMEX INCORPORATED+                                                                         $       324,384
       8,400   GATX CORPORATION                                                                                      169,932
      21,400   PACER INTERNATIONAL INCORPORATED+                                                                      74,900

                                                                                                                     569,216
                                                                                                             ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.00%
     111,200   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A+                                                        710,568
      33,700   SCHOOL SPECIALTY INCORPORATED+                                                                        592,783
       8,700   UNITED STATIONERS INCORPORATED+                                                                       244,296

                                                                                                                   1,547,647
                                                                                                             ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.30%
       7,000   BARNES GROUP INCORPORATED                                                                              74,830
      10,700   INTERLINE BRANDS INCORPORATED+                                                                         90,201
      46,500   KAMAN CORPORATION CLASS A                                                                             583,110
      14,800   LKQ CORPORATION+                                                                                      211,196
       6,900   OWENS & MINOR INCORPORATED                                                                            228,597
      64,868   PATRICK INDUSTRIES INCORPORATED+                                                                       31,785
      67,800   POMEROY IT SOLUTIONS INCORPORATED+                                                                    253,572
      51,600   WILLIS LEASE FINANCE CORPORATION+                                                                     545,919

                                                                                                                   2,019,210
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $252,056,946)                                                                          148,183,749
                                                                                                             ---------------
PREFERRED STOCKS: 0.29%
      12,500   ANWORTH MORTGAGE PREFERRED                                                                            225,000
       8,700   LASALLE HOTEL PROPERTIES PREFERRED                                                                     93,699
       9,700   SVB CAPITAL II PREFERRED                                                                              136,479

TOTAL PREFERRED STOCKS (COST $580,671)                                                                               455,178
                                                                                                             ---------------
SHORT-TERM INVESTMENTS: 4.14%
   6,435,564   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        6,435,564
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,435,564)                                                                     6,435,564
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $259,073,181)*                                                                   99.73%                $   155,074,491
OTHER ASSETS AND LIABILITIES, NET                                                       0.27                         418,604
                                                                                    --------                 ---------------
 TOTAL NET ASSETS                                                                     100.00%                $   155,493,095
                                                                                    --------                 ---------------

----------
+    Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $6,435,564.

* Cost for federal income tax purposes is $260,967,224 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  12,347,445
Gross unrealized depreciation                 (118,240,178)
                                             -------------
Net unrealized appreciation (depreciation)   $(105,892,733)

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                   184 Wells Fargo Advantage Master Portfolios


        Statements of Assets and Liabilities--March 31, 2009 (Unaudited)

                                                                       C&B Large      Disciplined
                                                                       Cap Value        Growth
                                                                       Portfolio       Portfolio
                                                                      ------------   ------------
ASSETS
   Investments
      In securities, at value (including securities on loan) ......   $433,658,907   $ 64,002,893
      Collateral received for securities loaned (Note 2) ..........     33,855,613     12,097,831
      In affiliates ...............................................     23,550,449      3,278,680
                                                                      ------------   ------------
   Total investments at value (see cost below) ....................    491,064,969     79,379,404
                                                                      ------------   ------------
   Foreign currency, at value .....................................              0              0
   Variation margin receivable on futures contracts ...............              0              0
   Receivable for investments sold ................................              0              0
   Receivables for dividends and interest .........................      1,293,071         40,040
   Prepaid expenses and other assets ..............................         14,323              0
   Unrealized appreciation on forward foreign currency contracts ..              0              0
                                                                      ------------   ------------
Total assets ......................................................    492,372,363     79,419,444
                                                                      ------------   ------------
LIABILITIES
   Foreign taxes payable ..........................................            390              0
   Payable for investments purchased ..............................              0              0
   Unrealized depreciation on forward foreign currency contracts ..              0              0
   Payable upon return of securities loaned (Note 2) ..............     36,078,821     12,565,521
   Payable to investment advisor and affiliates (Note 3) ..........        229,836         34,557
   Accrued expenses and other liabilities .........................          8,487          8,586
                                                                      ------------   ------------
Total liabilities .................................................     36,317,534     12,608,664
                                                                      ------------   ------------
TOTAL NET ASSETS ..................................................   $456,054,829   $ 66,810,780
                                                                      ============   ============
Investments at cost ...............................................   $741,186,017   $ 87,820,845
                                                                      ------------   ------------
Foreign currencies at cost ........................................   $          0   $          0
                                                                      ------------   ------------
Securities on loan, at value (Note 2) .............................   $ 33,315,787   $ 12,452,365
                                                                      ------------   ------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 185


        Statements of Assets and Liabilities--March 31, 2009 (Unaudited)

 Emerging        Equity         Equity                       International   International
  Growth         Income          Value          Index            Core            Growth
 Portfolio     Portfolio       Portfolio      Portfolio       Portfolio        Portfolio
-----------   ------------   ------------   --------------   -------------   -------------


$62,674,234   $210,236,946   $399,277,568   $1,444,521,783    $50,733,055     $ 94,702,241
 23,572,130     14,122,347     41,206,844      155,049,118      1,119,933        8,570,315
    768,238      1,084,979      5,343,968       28,770,550      2,061,859        2,929,321
-----------   ------------   ------------   --------------    -----------     ------------
 87,014,602    225,444,272    445,828,380    1,628,341,451     53,914,847      106,201,877
-----------   ------------   ------------   --------------    -----------     ------------
          0              0              0                0            144               92
          0              0              0          241,500              0                0
    271,408              0        239,343           66,534      1,849,921          370,483
      8,043        251,519        409,786        2,866,357        103,022          397,839
          0              0              0                0         38,181           21,346
          0              0              0                0              0                0
-----------   ------------   ------------   --------------    -----------     ------------
 87,294,053    225,695,791    446,477,509    1,631,515,842     55,906,115      106,991,637
-----------   ------------   ------------   --------------    -----------     ------------

          0              0              0                0         11,974            4,330
    633,501              0        971,204          287,230        725,815          172,511
          0              0              0                0         54,175            2,309
 24,807,880     15,247,610     43,221,899      165,693,072      1,125,181        8,585,756
     41,409        101,876        210,754           79,097         41,930           81,015
     13,848         13,794          7,988           38,556         34,707            3,074
-----------   ------------   ------------   --------------    -----------     ------------
 25,496,638     15,363,280     44,411,845      166,097,955      1,993,782        8,848,995
-----------   ------------   ------------   --------------    -----------     ------------
$61,797,415   $210,332,511   $402,065,664   $1,465,417,887    $53,912,333     $ 98,142,642
===========   ============   ============   ==============    ===========     ============
$96,894,722   $288,896,441   $541,716,424   $2,201,905,146    $56,931,864     $142,591,292
-----------   ------------   ------------   --------------    -----------     ------------
$         0   $          0   $          0   $            0    $       453     $         98
-----------   ------------   ------------   --------------    -----------     ------------
$24,011,556   $ 15,000,320   $ 43,119,109   $  158,010,868    $ 1,065,616     $  8,293,958
-----------   ------------   ------------   --------------    -----------     ------------

                   186 Wells Fargo Advantage Master Portfolios


        Statements of Assets and Liabilities--March 31, 2009 (Unaudited)

                                                                      International   International
                                                                         Index            Value
                                                                        Portfolio       Portfolio
                                                                      -------------   -------------
ASSETS
   Investments
      In securities, at value (including securities on loan) ......    $52,366,841     $205,534,001
      Collateral received for securities loaned (Note 2) ..........        999,821        7,913,837
      In affiliates ...............................................         66,138        5,671,407
                                                                       -----------     ------------
   Total investments at value (see cost below) ....................     53,432,800      219,119,245
                                                                       -----------     ------------
   Foreign currency, at value .....................................        626,721        3,315,172
   Variation margin receivable on futures contracts ...............      1,008,315                0
   Receivable for investments sold ................................              0          411,049
   Receivables for dividends and interest .........................        343,261        1,494,880
   Prepaid expenses and other assets ..............................              0                0
   Unrealized appreciation on forward foreign currency contracts ..              0            1,180
                                                                       -----------     ------------
Total assets ......................................................     55,411,097      224,341,526
                                                                       -----------     ------------
LIABILITIES
   Foreign taxes payable ..........................................              0                0
   Payable for investments purchased ..............................        154,863          185,362
   Unrealized depreciation on forward foreign currency contracts ..         19,678                0
   Payable upon return of securities loaned (Note 2) ..............      1,007,131        7,956,593
   Payable to investment advisor and affiliates (Note 3) ..........         17,388          177,842
   Accrued expenses and other liabilities .........................         44,676           27,758
                                                                       -----------     ------------
Total liabilities .................................................      1,243,736        8,347,555
                                                                       -----------     ------------
TOTAL NET ASSETS ..................................................    $54,167,361     $215,993,971
                                                                       ===========     ============
Investments at cost ...............................................    $76,074,872     $400,282,017
                                                                       -----------     ------------
Foreign currencies at cost ........................................    $   645,824     $  3,291,175
                                                                       -----------     ------------
Securities on loan, at value (Note 2) .............................    $   978,181     $  7,664,004
                                                                       -----------     ------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 187


        Statements of Assets and Liabilities--March 31, 2009 (Unaudited)

 Large Cap      Large Company     Small Cap    Small Company   Small Company      Strategic
Appreciation       Growth          Index          Growth          Value           Small Cap
 Portfolio       Portfolio       Portfolio      Portfolio       Portfolio      Value Portfolio
------------   --------------   ------------   -------------   -------------   ---------------


$ 84,752,960   $  771,199,453   $172,206,350    $300,062,899    $234,477,140     $148,638,927
  15,321,520      128,377,789     44,721,843      70,264,986      53,714,431                0
   2,862,321       20,830,894      2,703,895       6,275,674       7,560,543        6,435,564
------------   --------------   ------------    ------------    ------------     ------------
 102,936,801      920,408,136    219,632,088     376,603,559     295,752,114      155,074,491
------------   --------------   ------------    ------------    ------------     ------------
           0                0              0               0               0                0
           0                0         53,300               0               0                0
   1,280,865                0          3,658       3,216,885       2,740,312          837,327
      54,603          411,657        245,448          83,478         482,426          282,697
           0                0              0               0               0            6,321
           0                0              0               0               0                0
------------   --------------   ------------    ------------    ------------     ------------
 104,272,269      920,819,793    219,934,494     379,903,922     298,974,852      156,200,836
------------   --------------   ------------    ------------    ------------     ------------

         423                0              0               0               0              946
   1,623,110        9,241,657              0       2,697,318       5,640,212          605,847
           0                0              0               0               0                0
  15,747,947      135,092,798     47,880,686      73,627,418      55,900,423                0
      45,562          300,679         29,214         194,111         151,399           96,736
       3,114           39,538            346          10,684           2,173            4,212
------------   --------------   ------------    ------------    ------------     ------------
  17,420,156      144,674,672     47,910,246      76,529,531      61,694,207          707,741
------------   --------------   ------------    ------------    ------------     ------------
$ 86,852,113   $  776,145,121   $172,024,248    $303,374,391    $237,280,645     $155,493,095
============   ==============   ============    ============    ============     ============
$116,150,125   $1,124,983,843   $332,028,329    $416,188,654    $430,935,610     $259,073,181
------------   --------------   ------------    ------------    ------------     ------------
$          0   $            0   $          0    $          0    $          0     $          0
------------   --------------   ------------    ------------    ------------     ------------
$ 15,647,508   $  137,657,107   $ 45,483,087    $ 71,707,163    $ 54,205,102     $          0
------------   --------------   ------------    ------------    ------------     ------------

                   188 Wells Fargo Advantage Master Portfolios


  Statements of Operations--For the Six Months Ended March 31, 2009 (Unaudited)

                                                                                C&B Large       Disciplined
                                                                                Cap Value         Growth
                                                                                Portfolio        Portfolio
                                                                              -------------    ------------
INVESTMENT INCOME
   Dividends(1) ...........................................................   $   7,034,472    $    457,222
   Interest ...............................................................               0               0
   Income from affiliated securities ......................................          99,171          15,240
Securities lending income .................................................           7,759           3,788
                                                                              -------------    ------------
Total investment income ...................................................       7,141,402         476,250
                                                                              -------------    ------------
EXPENSES
   Advisory fees ..........................................................       1,652,485         272,910
   Custody fees ...........................................................          47,295           7,797
   Accounting fees ........................................................               0               0
   Professional fees ......................................................          15,015          17,370
   Shareholder reports ....................................................             443             350
   Trustees' fees .........................................................           5,289           5,289
   Other fees and expenses ................................................           6,457           1,128
                                                                              -------------    ------------
Total expenses ............................................................       1,726,984         304,844
                                                                              -------------    ------------
LESS
   Waived fees and reimbursed expenses (Note 3) ...........................        (320,867)         (9,103)
   Net expenses ...........................................................       1,406,117         295,741
                                                                              -------------    ------------
Net investment income (loss) ..............................................       5,735,285         180,509
                                                                              -------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ........     (55,341,188)    (25,626,903)
   Forward Foreign Currency Contracts .....................................               0               0
   Futures transactions ...................................................               0               0
   Affiliated Securities ..................................................               0               0
                                                                              -------------    ------------
Net realized gain and loss from investments ...............................     (55,341,188)    (25,626,903)
                                                                              -------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ........    (168,091,122)     (6,657,929)
   Collateral received for securities loaned ..............................        (569,257)       (173,400)
   Forward foreign currency contracts .....................................               0               0
   Futures transactions ...................................................               0               0
                                                                              -------------    ------------
Net change in unrealized appreciation (depreciation) of investments .......    (168,660,379)     (6,831,329)
                                                                              -------------    ------------
Net realized and unrealized gain (loss) on investments ....................    (224,001,567)    (32,458,232)
                                                                              -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........   $(218,266,282)   $(32,277,723)
                                                                              =============    ============
(1.) Net of foreign withholding taxes of ..................................   $         390    $          0

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 189


  Statements of Operations--For the Six Months Ended March 31, 2009 (Unaudited)

  Emerging          Equity          Equity                         International    International
   Growth          Income            Value            Index             Core            Growth
  Portfolio       Portfolio        Portfolio        Portfolio         Portfolio       Portfolio
------------    -------------    -------------    -------------    -------------    -------------

$     83,734    $   4,575,257    $   6,646,482    $  23,794,035     $    574,796     $    843,292
           0                0                0           11,506                0                0
      14,698           11,025           61,825          625,189           11,628           36,950
      39,263           40,400           62,666          318,932            6,947           16,453
------------    -------------    -------------    -------------     ------------     ------------
     137,695        4,626,682        6,770,973       24,749,662          593,371          896,695
------------    -------------    -------------    -------------     ------------     ------------

     293,047          868,229        1,553,826          725,713          296,207          480,001
       6,895           24,807           44,428          160,282           31,180           50,526
           0                0                0                0                0              557
      16,708           21,869           15,532           21,577           47,772           25,506
         590              400              420            2,050               88              109
       5,289            5,289            5,289            5,289            5,289            5,289
         344            1,772            3,899           19,897            1,709            1,965
------------    -------------    -------------    -------------     ------------     ------------
     322,873          922,366        1,623,394          934,808          382,245          563,953
------------    -------------    -------------    -------------     ------------     ------------

     (16,747)        (115,572)         (65,775)         (88,779)         (16,384)         (14,974)
     306,126          806,794        1,557,619          846,029          365,861          548,979
------------    -------------    -------------    -------------     ------------     ------------
    (168,431)       3,819,888        5,213,354       23,903,633          227,510          347,716
------------    -------------    -------------    -------------     ------------     ------------


 (22,734,789)      (7,809,920)    (161,674,747)       6,316,033      (40,282,234)     (33,023,535)
           0                0                0                0         (227,495)               0
           0                0                0       (6,911,005)               0                0
           0                0                0        1,123,926                0                0
------------    -------------    -------------    -------------     ------------     ------------
 (22,734,789)      (7,809,920)    (161,674,747)         528,954      (40,509,729)     (33,023,535)
------------    -------------    -------------    -------------     ------------     ------------

  (7,049,828)    (102,602,479)     (30,971,997)    (699,746,259)      12,846,335       (6,135,899)
    (415,300)        (183,485)      (1,218,500)      (7,042,064)          (5,248)         (15,441)
           0                0                0                0          (53,945)            (488)
           0                0                0        1,019,243                0                0
------------    -------------    -------------    -------------     ------------     ------------
  (7,465,128)    (102,785,964)     (32,190,497)    (705,769,080)      12,787,142       (6,151,828)
------------    -------------    -------------    -------------     ------------     ------------
 (30,199,917)    (110,595,884)    (193,865,244)    (705,240,126)     (27,722,587)     (39,175,363)
------------    -------------    -------------    -------------     ------------     ------------
$(30,368,348)   $(106,775,996)   $(188,651,890)   $(681,336,493)    $(27,495,077)    $(38,827,647)
============    =============    =============    =============     ============     ============
$        120    $           0    $       4,671    $       3,272     $     49,891     $    105,023

                   190 Wells Fargo Advantage Master Portfolios

  Statements of Operations--For the Six Months Ended March 31, 2009 (Unaudited)

                                                                              International   International
                                                                                  Index            Value
                                                                                Portfolio       Portfolio
                                                                              -------------   -------------
INVESTMENT INCOME
   Dividends(1) ...........................................................    $    882,842   $   3,301,727
   Interest ...............................................................           2,462           1,390
   Income from affiliated securities ......................................           2,785          74,248
   Securities lending income ..............................................          12,585          51,053
                                                                               ------------   -------------
Total investment income ...................................................         900,674       3,428,418
                                                                               ------------   -------------
EXPENSES
   Advisory fees ..........................................................         109,342       1,123,879
   Custody fees ...........................................................          31,241         118,303
   Professional fees ......................................................          25,315          20,249
   Shareholder reports ....................................................             155             131
   Trustees' fees .........................................................           5,289           5,289
   Other fees and expenses ................................................           2,188           4,427
                                                                               ------------   -------------
Total expenses ............................................................         173,530       1,272,278
                                                                               ------------   -------------
LESS
   Waived fees and reimbursed expenses (Note 3) ...........................         (17,196)        (54,838)
   Net expenses ...........................................................         156,334       1,217,440
                                                                               ------------   -------------
Net investment income (loss) ..............................................         744,340       2,210,978
                                                                               ------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ........      (2,669,165)    (21,340,035)
   Forward foreign currency contracts .....................................         (65,375)              0
   Futures transactions ...................................................        (972,648)              0
                                                                               ------------   -------------
Net realized gain and loss from investments ...............................      (3,707,188)    (21,340,035)
                                                                               ------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ........     (24,934,289)    (87,538,875)
   Collateral received for securities loaned ..............................          (7,310)        (42,756)
   Forward foreign currency contracts .....................................          26,724           2,626
   Futures transactions ...................................................         225,668               0
                                                                               ------------   -------------
Net change in unrealized appreciation (depreciation) of investments .......     (24,689,207)    (87,579,005)
                                                                               ------------   -------------
Net realized and unrealized gain (loss) on investments ....................     (28,396,395)   (108,919,040)
                                                                               ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........    $(27,652,055)  $(106,708,062)
                                                                               ============   =============
(1.) Net of foreign withholding taxes of ..................................    $     58,128   $     226,105

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 191


  Statements of Operations--For the Six Months Ended March 31, 2009 (Unaudited)

  Large Cap     Large Company      Small Cap      Small Company    Small Company      Strategic
Appreciation       Growth            Index            Growth           Value          Small Cap
  Portfolio       Portfolio        Portfolio        Portfolio        Portfolio      Value Portfolio
------------    -------------    -------------    -------------    -------------    ---------------

$    811,045    $   7,405,249    $   1,719,347    $     481,453    $   3,272,346      $  2,007,433
           0                0            3,006                0                0                 0
      14,429           77,236           19,399           79,050           64,915            37,995
       4,863          180,847          200,409          188,602          313,762                 0
------------    -------------    -------------    -------------    -------------      ------------
     830,337        7,663,332        1,942,161          749,105        3,651,023         2,045,428
------------    -------------    -------------    -------------    -------------      ------------

     336,505        3,093,879          189,702        1,374,506        1,148,544           726,755
       9,615           91,540           18,970           32,341           27,025            17,100
      13,309           25,120           21,686           20,101           20,059            21,153
         210            2,010              339              500              713               217
       5,289            5,289            5,289            5,289            5,289             5,289
       1,884            3,658            1,537            1,989            2,924             1,885
------------    -------------    -------------    -------------    -------------      ------------
     366,812        3,221,496          237,523        1,434,726        1,204,554           772,399
------------    -------------    -------------    -------------    -------------      ------------

     (17,114)        (437,416)         (13,860)         (17,602)          (6,893)         (279,800)
     349,698        2,784,080          223,663        1,417,124        1,197,661           492,599
------------    -------------    -------------    -------------    -------------      ------------
     480,639        4,879,252        1,718,498         (668,019)       2,453,362         1,552,829
------------    -------------    -------------    -------------    -------------      ------------


 (42,265,313)     (61,499,852)      (6,780,404)    (118,751,113)    (138,061,430)      (38,435,937)
           0                0                0                0                0                 0
           0                0       (1,789,462)               0                0                 0
------------    -------------    -------------    -------------    -------------      ------------
 (42,265,313)     (61,499,852)      (8,569,866)    (118,751,113)    (138,061,430)      (38,435,937)
------------    -------------    -------------    -------------    -------------      ------------

   3,216,436     (268,221,521)     (99,008,484)     (25,983,900)     (53,595,452)      (58,820,893)
    (280,783)      (4,157,761)        (954,488)      (2,198,420)      (1,463,345)                0
           0                0                0                0                0                 0
           0                0          344,988                0                0                 0
------------    -------------    -------------    -------------    -------------      ------------
   2,935,653     (272,379,282)     (99,617,984)     (28,182,320)     (55,058,797)      (58,820,893)
------------    -------------    -------------    -------------    -------------      ------------
 (39,329,660)    (333,879,134)    (108,187,850)    (146,933,433)    (193,120,227)      (97,256,830)
------------    -------------    -------------    -------------    -------------      ------------
$(38,849,021)   $(328,999,882)   $(106,469,352)   $(147,601,452)   $(190,666,865)     $(95,704,001)
============    =============    =============    =============    =============      ============
$          0    $           0    $         417    $           0    $           0      $      7,508

                   192 Wells Fargo Advantage Master Portfolios


                      Statements of Changes in Net Assets

                                                                                C&B LARGE CAP VALUE PORTFOLIO
                                                                               ------------------------------
                                                                                  For the
                                                                                 Six Months        For the
                                                                                Ended March      Year Ended
                                                                                  31, 2009        September
                                                                                (Unaudited)       30, 2008
                                                                               -------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ....................................................   $ 676,445,814   $1,241,289,608
OPERATIONS
   Net investment income (loss) ............................................       5,735,285       15,681,846
   Net realized gain (loss) on investments .................................     (55,341,188)     (36,158,229)
   Net change in unrealized appreciation (depreciation) of investments .....    (168,660,379)    (191,820,188)
                                                                               -------------   --------------
Net increase (decrease) in net assets resulting from operations ............    (218,266,282)    (212,296,571)
                                                                               -------------   --------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...........................................................      80,175,884       98,602,518
   Withdrawals .............................................................     (82,300,587)    (451,149,741)
                                                                               -------------   --------------
Net increase (decrease) from transactions in investors' beneficial
   interests ...............................................................      (2,124,703)    (352,547,223)
                                                                               -------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................    (220,390,985)    (564,843,794)
                                                                               =============   ==============
ENDING NET ASSETS ..........................................................   $ 456,054,829   $  676,445,814
                                                                               =============   ==============

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 193


                       Statements of Changes in Net Assets

     DISCIPLINED GROWTH
         PORTFOLIO             EMERGING GROWTH PORTFOLIO       EQUITY INCOME PORTFOLIO
---------------------------   ---------------------------   -----------------------------
   For the                       For the                       For the
 Six Months       For the      Six Months       For the       Six Months       For the
 Ended March    Year Ended     Ended March   Period Ended     Ended March    Year Ended
  31, 2009       September      31, 2009       September       31, 2009       September
 (Unaudited)     30, 2008      (Unaudited)     30, 2008      (Unaudited)      30, 2008
------------   ------------   ------------   ------------   -------------   -------------

$108,621,365   $183,601,568   $ 99,217,350   $ 86,519,880   $ 358,051,926   $ 665,234,283

     180,509         98,805       (168,431)      (496,932)      3,819,888      10,407,639
 (25,626,903)     4,027,210    (22,734,789)   (18,166,474)     (7,809,920)     15,018,976
  (6,831,329)   (42,219,547)    (7,465,128)   (16,577,253)   (102,785,964)   (147,450,348)
------------   ------------   ------------   ------------   -------------   -------------
 (32,277,723)   (38,093,532)   (30,368,348)   (35,240,659)   (106,775,996)   (122,023,733)
------------   ------------   ------------   ------------   -------------   -------------


   6,823,318     14,240,316      5,988,233     80,290,432       9,345,713      20,691,701
 (16,356,180)   (51,126,987)   (13,039,820)   (32,352,303)    (50,289,132)   (205,850,325)
------------   ------------   ------------   ------------   -------------   -------------
  (9,532,862)   (36,886,671)    (7,051,587)    47,938,129     (40,943,419)   (185,158,624)
------------   ------------   ------------   ------------   -------------   -------------
 (41,810,585)   (74,980,203)   (37,419,935)    12,697,470    (147,719,415)   (307,182,357)
============   ============   ============   ============   =============   =============
$ 66,810,780   $108,621,365   $ 61,797,415   $ 99,217,350   $ 210,332,511   $ 358,051,926
============   ============   ============   ============   =============   =============

                   194 Wells Fargo Advantage Master Portfolios


                       Statements of Changes in Net Assets

                                                                                   EQUITY VALUE PORTFOLIO
                                                                               -----------------------------
                                                                                  For the
                                                                                 Six Months       For the
                                                                                Ended March      Year Ended
                                                                                  31, 2009       September
                                                                                (Unaudited)       30, 2008
                                                                               -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ....................................................   $ 610,647,019   $ 639,562,611
OPERATIONS
   Net investment income (loss) ............................................       5,213,354      10,760,217
   Net realized gain (loss) on investments .................................    (161,674,747)    (62,847,876)
   Net change in unrealized appreciation (depreciation) of investments .....     (32,190,497)   (144,189,397)
                                                                               -------------   -------------
Net increase (decrease) in net assets resulting from operations ............    (188,651,890)   (196,277,056)
                                                                               -------------   -------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...........................................................      44,389,870     292,223,804
   Withdrawals .............................................................     (64,319,335)   (124,862,340)
                                                                               -------------   -------------
Net increase (decrease) from transactions in investors' beneficial
   interests ...............................................................     (19,929,465)    167,361,464
                                                                               -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................    (208,581,355)    (28,915,592)
                                                                               =============   =============
ENDING NET ASSETS ..........................................................   $ 402,065,664   $ 610,647,019
                                                                               =============   =============

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 195


                       Statements of Changes in Net Assets

                                       INTERNATIONAL CORE           INTERNATIONAL GROWTH
        INDEX PORTFOLIO                    PORTFOLIO                      PORTFOLIO
-------------------------------   ---------------------------   ----------------------------
    For the                          For the                      For the
  Six Months         For the       Six Months       For the      Six Months       For the
  Ended March      Year Ended      Ended March    Year Ended     Ended March     Year Ended
   31, 2009         September       31, 2009       September      31, 2009       September
  (Unaudited)       30, 2008       (Unaudited)     30, 2008      (Unaudited)      30, 2008
--------------   --------------   ------------   ------------   ------------   -------------

$2,237,608,527   $2,814,355,166   $ 85,536,172   $159,894,926   $131,370,011   $ 300,626,325

    23,903,633       51,460,370        227,510      1,892,029        347,716       2,786,152
       528,954       76,537,197    (40,509,729)     9,186,889    (33,023,535)     23,560,876
  (705,769,080)    (637,057,378)    12,787,142    (50,501,625)    (6,151,828)    (91,471,624)
--------------   --------------   ------------   ------------   ------------   -------------
  (681,336,493)    (509,059,811)   (27,495,077)   (39,422,707)   (38,827,647)    (65,124,596)
--------------   --------------   ------------   ------------   ------------   -------------


   117,814,187      283,521,466      7,637,917     16,890,599     25,824,165      30,221,875
  (208,668,334)    (351,208,294)   (11,766,679)   (51,826,646)   (20,223,887)   (134,353,593)
--------------   --------------   ------------   ------------   ------------   -------------
   (90,854,147)     (67,686,828)    (4,128,762)   (34,936,047)     5,600,278    (104,131,718)
--------------   --------------   ------------   ------------   ------------   -------------
  (772,190,640)    (576,746,639)   (31,623,839)   (74,358,754)   (33,227,369)   (169,256,314)
==============   ==============   ============   ============   ============   =============
$1,465,417,887   $2,237,608,527   $ 53,912,333   $ 85,536,172   $ 98,142,642   $ 131,370,011
==============   ==============   ============   ============   ============   =============

                   196 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                      INTERNATIONAL INDEX PORTFOLIO
                                                                                  -------------------------------------
                                                                                      For the
                                                                                  Six Months Ended         For the
                                                                                   March 31, 2009        Year Ended
                                                                                    (Unaudited)      September 30, 2008
                                                                                  ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................     $ 86,405,709        $160,036,146
OPERATIONS
   Net investment income (loss) ...............................................          744,340           3,354,207
   Net realized gain (loss) on investments ....................................       (3,707,188)         17,016,130
   Net change in unrealized appreciation (depreciation) of investments ........      (24,689,207)        (57,329,089)
                                                                                    ------------        ------------
Net increase (decrease) in net assets resulting from operations ...............      (27,652,055)        (36,958,752)
                                                                                    ------------        ------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..............................................................        7,309,762          15,602,378
   Withdrawals ................................................................      (11,896,055)        (52,274,063)
                                                                                    ------------        ------------
Net increase (decrease) from transactions in investors' beneficial interests ..       (4,586,293)        (36,671,685)
                                                                                    ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................      (32,238,348)        (73,630,437)
                                                                                    ============        ============
ENDING NET ASSETS .............................................................     $ 54,167,361        $ 86,405,709
                                                                                    ============        ============

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 197


                      Statements of Changes in Net Assets

    INTERNATIONAL VALUE PORTFOLIO          LARGE CAP APPRECIATION PORTFOLIO         LARGE COMPANY GROWTH PORTFOLIO
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                For the                                  For the
Six Months Ended         For the        Six Months Ended         For the        Six Months Ended         For the
 March 31, 2009        Year Ended        March 31, 2009        Year Ended        March 31, 2009        Year Ended
  (Unaudited)      September 30, 2008      (Unaudited)     September 30, 2008      (Unaudited)     September 30, 2008
----------------   ------------------   ----------------   ------------------   ----------------   ------------------

 $ 312,461,025       $ 447,175,488        $145,700,178        $179,028,956       $1,373,797,607     $ 2,759,101,141

     2,210,978          14,851,071             480,639             668,662            4,879,252           9,918,465
   (21,340,035)         (2,062,179)        (42,265,313)         (2,070,369)         (61,499,852)        198,708,968
   (87,579,005)       (174,524,214)          2,935,653         (45,905,064)        (272,379,282)       (726,009,112)
 -------------       -------------        ------------        ------------       --------------     ---------------
  (106,708,062)       (161,735,322)        (38,849,021)        (47,306,771)        (328,999,882)       (517,381,679)
 -------------       -------------        ------------        ------------       --------------     ---------------


    29,315,883          97,350,699           7,852,942          48,967,685           19,255,704          74,224,168
   (19,074,875)        (70,329,840)        (27,851,986)        (34,989,692)        (287,908,308)       (942,146,023)
 -------------       -------------        ------------        ------------       --------------     ---------------
    10,241,008          27,020,859         (19,999,044)         13,977,993         (268,652,604)       (867,921,855)
 -------------       -------------        ------------        ------------       --------------     ---------------
   (96,467,054)       (134,714,463)        (58,848,065)        (33,328,778)        (597,652,486)     (1,385,303,534)
 =============       =============        ============        ============       ==============     ===============
 $ 215,993,971       $ 312,461,025        $ 86,852,113        $145,700,178       $  776,145,121     $ 1,373,797,607
 =============       =============        ============        ============       ==============     ===============

                   198 Wells Fargo Advantage Master Portfolios


                      Statements of Changes in Net Assets

                                                                                        SMALL CAP INDEX PORTFOLIO
                                                                                  -------------------------------------
                                                                                       For the
                                                                                  Six Months Ended         For the
                                                                                   March 31, 2009        Year Ended
                                                                                     (Unaudited)     September 30, 2008
                                                                                  ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................    $ 282,510,520       $ 415,372,828
OPERATIONS
   Net investment income (loss) ...............................................        1,718,498           4,573,295
   Net realized gain (loss) on investments ....................................       (8,569,866)         45,121,036
   Net change in unrealized appreciation (depreciation) of investments ........      (99,617,984)       (104,930,060)
                                                                                   -------------       -------------
Net increase (decrease) in net assets resulting from operations ...............     (106,469,352)        (55,235,729)
                                                                                   -------------       -------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions ...............................................................       14,240,030          20,072,159
  Withdrawals .................................................................      (18,256,950)        (97,698,738)
                                                                                   -------------       -------------
Net increase (decrease) from transactions in investors' beneficial interests ..       (4,016,920)        (77,626,579)
                                                                                   -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................     (110,486,272)       (132,862,308)
                                                                                   =============       =============
ENDING NET ASSETS .............................................................    $ 172,024,248       $ 282,510,520
                                                                                   =============       =============

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 199


                      Statements of Changes in Net Assets

    SMALL COMPANY GROWTH PORTFOLIO          SMALL COMPANY VALUE PORTFOLIO        STRATEGIC SMALL CAP VALUE PORTFOLIO
-------------------------------------   -------------------------------------   -------------------------------------
    For the                                  For the                                For the
Six Months Ended         For the        Six Months Ended         For the        Six Months Ended         For the
 March 31, 2009        Year Ended        March 31, 2009        Year Ended        March 31, 2009         Year Ended
  (Unaudited)      September 30, 2008      (Unaudited)     September 30, 2008      (Unaudited)     September 30, 2008
----------------   ------------------   ----------------   ------------------   ----------------   ------------------

 $ 481,304,784       $ 833,747,672       $ 439,963,198       $ 513,730,741        $255,355,235       $ 371,760,563

      (668,019)         (3,251,575)          2,453,362           4,303,467           1,552,829           2,407,756
  (118,751,113)       (115,124,931)       (138,061,430)        (44,271,727)        (38,435,937)        (13,730,330)
   (28,182,320)        (84,950,731)        (55,058,797)        (75,379,939)        (58,820,893)        (45,354,009)
 -------------       -------------       -------------       -------------        ------------       -------------
  (147,601,452)       (203,327,237)       (190,666,865)       (115,348,199)        (95,704,001)        (56,676,583)
 -------------       -------------       -------------       -------------        ------------       -------------


    22,488,860          38,634,147          47,010,607         168,578,933          11,921,651          22,945,270
   (52,817,801)       (187,749,798)        (59,026,295)       (126,998,277)        (16,079,790)        (82,674,015)
 -------------       -------------       -------------       -------------        ------------       -------------
   (30,328,941)       (149,115,651)        (12,015,688)         41,580,656          (4,158,139)        (59,728,745)
 -------------       -------------       -------------       -------------        ------------       -------------
  (177,930,393)       (352,442,888)       (202,682,553)        (73,767,543)        (99,862,140)       (116,405,328)
 =============       =============       =============       =============        ============       =============
 $ 303,374,391       $ 481,304,784       $ 237,280,645       $ 439,963,198        $155,493,095       $ 255,355,235
 =============       =============       =============       =============        ============       =============

                   200 Wells Fargo Advantage Master Portfolios


                              Financial Highlights

                                                    Ratio to Average Net Assets (Annualized)(1)
                                                  -----------------------------------------------               Portfolio
                                                  Net Investment     Gross    Expenses      Net       Total      Turnover
                                                   Income (Loss)   Expenses    Waived    Expenses   Return(2)      Rate
                                                  --------------   --------   --------   --------   ---------   ---------
C&B LARGE CAP VALUE PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) ..      2.43%          0.73%    (0.14)%      0.59%     (32.74)%       19%
October 1, 2007 to September 30, 2008 ..........      1.71%          0.73%    (0.05)%      0.68%     (20.18)%       21%
October 1, 2006 to September 30, 2007 ..........      1.48%          0.74%    (0.06)%      0.68%      11.88%        24%
October 1, 2005 to September 30, 2006 ..........      1.77%          0.76%    (0.10)%      0.66%      15.30%        29%
December 6, 2004(3) to September 30, 2005 ......      0.98%          0.77%    (0.06)%      0.71%       1.51%        19%
DISCIPLINED GROWTH PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) ..      0.46%          0.78%    (0.02)%      0.76%     (29.88)%       53%
October 1, 2007 to September 30, 2008 ..........      0.07%          0.77%    (0.01)%      0.76%     (25.19)%      103%
October 1, 2006 to September 30, 2007 ..........      0.10%          0.79%     0.00%(4)    0.79%      21.22%        68%
October 1, 2005 to September 30, 2006 ..........      0.12%          0.79%    (0.01)%      0.78%       1.41%        90%
October 1, 2004 to September 30, 2005 ..........      0.44%          0.79%    (0.01)%      0.78%      11.76%        45%
October 1, 2003 to September 30, 2004 ..........      0.28%          0.80%    (0.26)%      0.54%       9.88%        87%
EMERGING GROWTH PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) ..     (0.49)%         0.94%    (0.05)%      0.89%     (30.97)%       74%
October 1, 2007 to September 30, 2008 ..........     (0.49)%         0.93%    (0.01)%      0.92%     (30.95)%      191%
January 31, 2007(3) to September 30, 2007 ......     (0.54)%         1.01%    (0.02)%      0.99%      24.40%       125%
EQUITY INCOME PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) ..      3.08%          0.74%    (0.09)%      0.65%     (30.76)%        4%
October 1, 2007 to September 30, 2008 ..........      2.16%          0.75%    (0.18)%      0.57%     (23.18)%        8%
October 1, 2006 to September 30, 2007 ..........      1.91%          0.76%    (0.19)%      0.57%      15.91%        16%
October 1, 2005 to September 30, 2006 ..........      1.84%          0.75%    (0.05)%      0.70%      11.21%         7%
October 1, 2004 to September 30, 2005 ..........      2.04%          0.73%    (0.13)%      0.60%      13.30%        20%
October 1, 2003 to September 30, 2004 ..........      1.86%          0.77%    (0.21)%      0.56%      17.04%        11%
EQUITY VALUE PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) ..      2.35%          0.73%    (0.03)%      0.70%     (30.91)%       77%
October 1, 2007 to September 30, 2008 ..........      1.68%          0.74%    (0.04)%      0.70%     (27.44)%      152%
October 1, 2006 to September 30, 2007 ..........      1.29%          0.77%    (0.08)%      0.69%      20.21%       108%
October 1, 2005 to September 30, 2006 ..........      1.18%          0.78%    (0.01)%      0.77%      10.73%       107%
October 1, 2004 to September 30, 2005 ..........      1.22%          0.78%    (0.02)%      0.76%      21.61%       145%
October 1, 2003 to September 30, 2004 ..........      1.25%          0.80%    (0.18)%      0.62%      17.82%       122%
INDEX PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) ..      2.98%          0.12%    (0.01)%      0.11%     (30.73)%        6%
October 1, 2007 to September 30, 2008 ..........      2.07%          0.11%     0.00%(4)    0.11%     (22.28)%        5%
October 1, 2006 to September 30, 2007 ..........      1.86%          0.11%    (0.01)%      0.10%      16.35%         8%
October 1, 2005 to September 30, 2006 ..........      1.86%          0.11%     0.00%       0.11%      10.70%         9%
October 1, 2004 to September 30, 2005 ..........      2.08%          0.12%    (0.08)%      0.04%      12.23%         8%
October 1, 2003 to September 30, 2004 ..........      1.71%          0.17%    (0.14)%      0.03%      13.87%         2%
INTERNATIONAL CORE PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) ..      0.73%          1.23%    (0.06)%      1.17%     (32.40)%       86%
October 1, 2007 to September 30, 2008 ..........      1.60%          1.14%    (0.02)%      1.12%     (31.42)%       55%
October 1, 2006 to September 30, 2007 ..........      1.27%          1.09%    (0.01)%      1.08%      23.70%        66%
October 1, 2005 to September 30, 2006 ..........      1.99%          1.09%    (0.06)%      1.03%      14.58%        39%
October 1, 2004 to September 30, 2005 ..........      1.51%          1.09%    (0.01)%      1.08%      18.69%       108%
October 1, 2003 to September 30, 2004 ..........      0.86%          1.11%    (0.15)%      0.96%      13.84%        33%

----------
(1.) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
     (Note 3).

(2.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3.) Commencement of operations.

(4.) Amount calculated is less than .005%.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 201


                              Financial Highlights

                                                    Ratio to Average Net Assets (Annualized)(1)
                                                  -----------------------------------------------               Portfolio
                                                  Net Investment     Gross    Expenses      Net       Total     Turnover
                                                   Income (Loss)   Expenses    Waived    Expenses   Return(2)      Rate
                                                  --------------   --------   --------   --------   ---------   ---------
INTERNATIONAL GROWTH PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) ..       0.69%         1.12%    (0.03)%      1.09%     (29.03)%       45%
October 1, 2007 to September 30, 2008 ..........       1.17%         1.08%    (0.03)%      1.05%     (28.68)%       57%
October 1, 2006 to September 30, 2007 ..........       1.09%         1.06%    (0.03)%      1.03%      27.40%        73%
October 1, 2005 to September 30, 2006 ..........       0.87%         1.07%    (0.09)%      0.98%      19.95%        62%
October 6, 20043 to September 30, 2005 .........       1.02%         1.08%    (0.02)%      1.06%      22.30%        67%
INTERNATIONAL INDEX PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) ..       2.38%         0.56%    (0.06)%      0.50%     (32.08)%       10%
October 1, 2007 to September 30, 2008 ..........       2.84%         0.51%    (0.01)%      0.50%     (29.67)%       14%
October 1, 2006 to September 30, 2007 ..........       2.15%         0.49%     0.00%       0.49%      24.52%         3%
October 1, 2005 to September 30, 2006 ..........       2.59%         0.49%    (0.12)%      0.37%      19.44%         7%
October 6, 20043 to September 30, 2005 .........       2.41%         0.49%    (0.03)%      0.46%      21.90%        21%
INTERNATIONAL VALUE PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) ..       1.87%         1.08%    (0.05)%      1.03%     (33.54)%       12%
October 1, 2007 to September 30, 2008 ..........       3.68%         1.07%    (0.06)%      1.01%     (34.21)%       23%
October 1, 2006 to September 30, 2007 ..........       2.47%         1.07%    (0.04)%      1.03%      21.91%        19%
October 1, 2005 to September 30, 2006 ..........       2.34%         1.09%     0.00%       1.09%      19.32%        31%
October 1, 2004 to September 30, 2005 ..........       2.21%         1.11%    (0.01)%      1.10%      25.92%        14%
October 31, 20033 to September 30, 2004 ........       2.61%         1.02%    (0.18)%      0.84%      20.00%        24%
LARGE CAP APPRECIATION PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) ..       1.00%         0.76%    (0.03)%      0.73%     (28.56)%       73%
October 1, 2007 to September 30, 2008 ..........       0.41%         0.74%    (0.05)%      0.69%     (25.49)%      151%
October 1, 2006 to September 30, 2007 ..........       0.57%         0.74%    (0.05)%      0.69%      21.80%       145%
October 1, 2005 to September 30, 2006 ..........       0.65%         0.75%    (0.03)%      0.72%       3.34%       155%
October 1, 2004 to September 30, 2005 ..........       0.83%         0.74%     0.00%       0.74%      20.02%       133%
October 1, 2003 to September 30, 2004 ..........       0.50%         0.76%    (0.14)%      0.62%      10.56%       149%
LARGE COMPANY GROWTH PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) ..       1.07%         0.70%    (0.09)%      0.61%     (23.14)%        8%
October 1, 2007 to September 30, 2008 ..........       0.48%         0.68%    (0.01)%      0.67%     (22.59)%        7%
October 1, 2006 to September 30, 2007 ..........       0.46%         0.70%    (0.02)%      0.68%      17.80%        10%
October 1, 2005 to September 30, 2006 ..........       0.14%         0.70%    (0.09)%      0.61%       1.41%         6%
October 1, 2004 to September 30, 2005 ..........       0.69%         0.69%    (0.01)%      0.68%      11.03%        18%
October 1, 2003 to September 30, 2004 ..........      (0.09)%        0.76%    (0.08)%      0.68%       2.96%        14%
SMALL CAP INDEX PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) ..       1.81%         0.25%    (0.01)%      0.24%     (38.27)%       12%
October 1, 2007 to September 30, 2008 ..........       1.36%         0.23%    (0.05)%      0.18%     (14.30)%       22%
October 1, 2006 to September 30, 2007 ..........       1.10%         0.23%    (0.05)%      0.18%      14.78%        24%
October 1, 2005 to September 30, 2006 ..........       0.95%         0.24%    (0.01)%      0.23%       6.89%        20%
October 1, 2004 to September 30, 2005 ..........       1.00%         0.23%    (0.05)%      0.18%      21.03%        14%
October 1, 2003 to September 30, 2004 ..........       0.93%         0.28%    (0.19)%      0.09%      23.97%        17%
SMALL COMPANY GROWTH PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) ..      (0.41)%        0.89%    (0.01)%      0.88%     (30.23)%       73%
October 1, 2007 to September 30, 2008 ..........      (0.53)%        0.89%     0.00%(4)    0.89%     (27.50)%      150%
October 1, 2006 to September 30, 2007 ..........      (0.46)%        0.90%     0.00%       0.90%      17.74%       138%
October 1, 2005 to September 30, 2006 ..........      (0.33)%        0.91%    (0.01)%      0.90%       7.02%       125%
October 1, 2004 to September 30, 2005 ..........      (0.45)%        0.91%     0.00%       0.91%      16.51%       142%
October 1, 2003 to September 30, 2004 ..........      (0.63)%        0.93%    (0.07)%      0.86%      12.70%       145%
SMALL COMPANY VALUE PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) ..       1.82%         0.89%     0.00%(4)    0.89%     (44.69)%       50%
October 1, 2007 to September 30, 2008 ..........       1.02%         0.90%    (0.01)%      0.89%     (22.01)%       82%
October 1, 2006 to September 30, 2007 ..........       0.53%         0.93%    (0.01)%      0.92%       6.53%        69%
October 1, 2005 to September 30, 2006 ..........       0.64%         0.92%    (0.13)%      0.79%       6.70%       114%
October 1, 2004 to September 30, 2005 ..........       0.61%         0.92%    (0.10)%      0.82%      24.77%        70%
October 1, 2003 to September 30, 2004 ..........       0.54%         0.93%    (0.13)%      0.80%      23.72%        64%
STRATEGIC SMALL CAP VALUE PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) ..       1.82%         0.90%    (0.32)%      0.58%     (37.57)%       23%
October 1, 2007 to September 30, 2008 ..........       0.80%         0.91%    (0.08)%      0.83%     (16.47)%       46%
October 1, 2006 to September 30, 2007 ..........       0.30%         0.93%    (0.01)%      0.92%       8.65%        64%
January 31, 20063 to September 30, 2006 ........       0.75%         0.94%    (0.19)%      0.75%       0.60%        37%

                   202 Wells Fargo Advantage Master Portfolios


                          Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios. These financial statements are for 16 of those portfolios as follows: the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (each, a "Fund" and collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

In connection with the transactions described below, each of the C&B Large Cap Value Portfolio and the Index Portfolio received securities that were contributed in-kind by the Wells Fargo Advantage C&B Large Cap Value Fund and the Wells Fargo Advantage Index Fund, respectively, each a series of Wells Fargo Funds Trust, in an in-kind subscription for interests in the respective portfolios. As of the open of business on July 21, 2008, each series of Wells Fargo Funds Trust identified below as an "Acquiring Gateway Fund" acquired all of the assets and assumed all of the liabilities of its corresponding series of Wells Fargo Funds Trust identified below as a "Target Gateway Fund" (each a "Gateway Acquisition", and collectively the "Gateway Acquisitions"), as shown in the table below.

Target Gateway Fund                                   Acquiring Gateway Fund
-------------------                       ----------------------------------------------
WELLS FARGO ADVANTAGE EQUITY INDEX FUND   Wells Fargo Advantage Index Fund
WELLS FARGO ADVANTAGE VALUE FUND          Wells Fargo Advantage C&B Large Cap Value Fund

The Gateway Acquisitions were accomplished through the following steps. In a tax-free exchange, the Wells Fargo Advantage Index Fund issued 5,921,421 of its shares (valued at $286,059,163) in exchange for all of the assets and liabilities of the Wells Fargo Advantage Equity Index Fund. The aggregate net assets of the Wells Fargo Advantage Equity Index Fund at the close of business on July 18, 2008 were valued at $286,059,163 and were combined with those of the Wells Fargo Advantage Index Fund. In a tax-free exchange, the Wells Fargo Advantage C&B Large Cap Value Fund issued 2,679,869 of its shares (valued at $21,385,482) in exchange for all of the assets and liabilities of the Wells Fargo Advantage Value Fund. The aggregate net assets of the Wells Fargo Advantage Value Fund at the close of business on July 18, 2008 were valued at $21,385,482 and were combined with those of the Wells Fargo Advantage C&B Large Cap Value Fund. Each Target Gateway Fund then liquidated by distributing the corresponding Acquiring Gateway Fund shares pro rata to the Target Gateway Fund shareholders, so that Target Gateway Fund shareholders received shares of a specified class of the corresponding Acquiring Gateway Fund with a total value equal to the value of their Target Gateway Fund shares at the close of business on July 18, 2008. The Wells Fargo Advantage Index Fund then transferred in-kind the assets acquired in the Gateway Acquisition valued at $286,059,163 to the Index Portfolio in which it invests all or substantially all of its assets in exchange for interests in the Index Portfolio. The Wells Fargo Advantage C&B Large Cap Value Fund then transferred in-kind the assets acquired in the Gateway Acquisition valued at $21,385,482 to the C&B Large Cap Value Portfolio in which it invests all or substantially all of its assets in exchange for interests in the C&B Large Cap Value Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                   Wells Fargo Advantage Master Portfolios 203


                          Notes to Financial Statements

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Investments in other mutual funds ( the "Underlying Funds") are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own

                   204 Wells Fargo Advantage Master Portfolios


                         Notes to Financial Statements

assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Funds' investments in securities:

                                                                                   Total Fair Value
PORTFOLIO                                 Level 1         Level 2       Level 3     as of 3/31/2009
-----------------------------------   --------------   ------------   ----------   ----------------
C&B LARGE CAP VALUE PORTFOLIO         $  463,928,800   $ 24,353,727   $2,782,442    $  491,064,969
DISCIPLINED GROWTH PORTFOLIO              69,763,481      8,995,344      620,579        79,379,404
EMERGING GROWTH PORTFOLIO                 68,280,076     17,533,247    1,201,279        87,014,602
EQUITY INCOME PORTFOLIO                  214,291,649     10,763,359      389,264       225,444,272
EQUITY VALUE PORTFOLIO                   413,113,728     30,778,815    1,935,837       445,828,380
INDEX PORTFOLIO                        1,502,483,492    117,742,781    8,115,178     1,628,341,451
INTERNATIONAL CORE PORTFOLIO              53,914,847              0            0        53,914,847
INTERNATIONAL GROWTH PORTFOLIO           106,201,877              0            0       106,201,877
INTERNATIONAL INDEX PORTFOLIO             53,175,950              0      256,850        53,432,800
INTERNATIONAL VALUE PORTFOLIO            219,119,245              0            0       219,119,245
LARGE CAP APPRECIATION PORTFOLIO          90,757,633     11,389,035      790,133       102,936,801
LARGE COMPANY GROWTH PORTFOLIO           818,887,567     97,340,394    4,180,175       920,408,136
SMALL CAP INDEX PORTFOLIO                183,239,009     33,885,013    2,508,066       219,632,088
SMALL COMPANY GROWTH PORTFOLIO           320,813,877     52,463,801    3,325,881       376,603,559
SMALL COMPANY VALUE PORTFOLIO            253,149,683     40,273,961    2,328,470       295,752,114
STRATEGIC-SMALL CAP VALUE PORTFOLIO      155,074,491              0            0       155,074,491

The following is a summary of the inputs used as of March 31, 2009 in valuing the Funds' investments in other financial instruments.*

                                                                                   Total Unrealized
                                                                                     Appreciation/
PORTFOLIO                                 Level 1         Level 2       Level 3     (Depreciation)
-----------------------------------   --------------   ------------   ----------   ----------------
INDEX PORTFOLIO                       $      749,543   $          0   $        0    $      749,543
INTERNATIONAL INDEX PORTFOLIO                 91,760        (19,678)           0            72,082
SMALL CAP INDEX PORTFOLIO                    388,220              0            0           388,220

* Other financial instruments include: futures, options, sale commitments, swaps, and forward foreign currency.

                  Wells Fargo Advantage Master Portfolios 205


                          Notes to Financial Statements

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:


                           C&B Large  Disciplined    Emerging      Equity       Equity                  International  International
                           Cap Value     Growth       Growth       Income       Value         Index          Core          Growth
                           Portfolio   Portfolio    Portfolio    Portfolio     Portfolio    Portfolio     Portfolio      Portfolio
                          ----------  -----------  -----------  -----------  -----------  ------------  -------------  -------------
Balance as of 09/30/2008  $2,955,104   $ 705,227   $ 2,728,377  $ 1,588,457  $ 6,755,343  $ 28,528,691        $0             $0
   Accrued discounts
      (premiums)                   0           0             0            0            0             0         0              0
   Realized gain (loss)            0           0             0            0            0             0         0              0
   Change in unrealized
      appreciation
      (depreciation)        (569,257)   (173,400)     (415,300)    (183,484)    (577,509)   (2,905,171)        0              0
   Net purchases (sales)     396,595      88,752    (1,111,798)  (1,015,709)  (4,241,997)  (17,508,342)        0              0
   Net transfer in (out)
      of Level 3                   0           0             0            0            0             0         0              0
Balance as of 03/31/2009  $2,782,442   $ 620,579   $ 1,201,279  $   389,264  $ 1,935,837  $  8,115,178        $0             $0

                                                                         Large                     Small        Small     Strategic
                          International  International    Large Cap     Company     Small Cap     Company      Company    Small Cap
                              Index          Value      Appreciation     Growth       Index        Growth       Value       Value
                            Portfolio      Portfolio      Portfolio    Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                          -------------  -------------  ------------  -----------  -----------  -----------  -----------  ---------
Balance as of 09/30/2008     $    826          $0        $1,273,322   $14,495,731  $ 6,177,119  $10,030,449  $ 5,219,257     $0
   Accrued discounts
      (premiums)                    0           0                 0             0            0            0            0      0
   Realized gain (loss)             0           0                 0             0            0            0            0      0
   Change in unrealized
      appreciation
      (depreciation)            2,801           0          (141,071)   (1,747,396)    (954,489)  (1,240,631)    (851,302)     0
   Net purchases (sales)      236,736           0          (342,118)   (8,568,160)  (2,211,831)  (5,463,937)  (2,039,485)     0
   Net transfer in (out)
      of Level 3               16,487           0                 0             0     (502,733)           0            0      0
Balance as of 03/31/2009     $256,850          $0        $  790,133   $ 4,180,175  $ 2,508,066  $ 3,325,881  $ 2,328,470     $0

The following is a summary of the unrealized appreciation (depreciation) associated with (Level 3) securities held as of March 31,2009:

                          C&B Large  Disciplined   Emerging    Equity     Equity                International  International
                          Cap Value     Growth      Growth     Income     Value       Index          Core          Growth
                          Portfolio   Portfolio   Portfolio  Portfolio  Portfolio   Portfolio     Portfolio      Portfolio
                          ---------  -----------  ---------  ---------  ---------  -----------  -------------  -------------
Change in unrealized
   appreciation
   (depreciation)
   relating to
   securities
   held at the end
   of reporting period    $(569,257)  $(173,400)  $(415,300) $(183,484) $(577,509) $(2,905,171)       $0             $0

                                                                         Large                   Small       Small    Strategic
                          International  International    Large Cap     Company    Small Cap    Company     Company   Small Cap
                              Index          Value      Appreciation     Growth      Index       Growth      Value      Value
                            Portfolio      Portfolio      Portfolio    Portfolio   Portfolio   Portfolio   Portfolio  Portfolio
                          -------------  -------------  ------------  -----------  ---------  -----------  ---------  ---------
Change in unrealized
   appreciation
   (depreciation)
   relating to
   securities
   held at the end
   of reporting period        $2,801           $0        $(141,071)   $(1,747,396) $(954,489) $(1,240,631) $(851,302)    $0

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

                   206 Wells Fargo Advantage Master Portfolios


                         Notes to Financial Statements

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: May 31, 2006; May 31, 2007; May 31, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

As of March 31, 2009, outstanding forward contracts were as follows:

                                  Currency                                    Currency     Net Unrealized
                                Amount to be      Type of      Settlement   Amount to be    Appreciation
PORTFOLIO                         Received        Currency        Date        Delivered    (Depreciation)
-----------------------------   ------------   -------------   ----------   ------------   --------------
INTERNATIONAL INDEX PORTFOLIO       225,000         Euro        6/30/2009     $306,774        $(7,796)
                                    160,000    British Pound    6/30/2009      232,779         (3,126)
                                 35,000,000     Japanese Yen    6/30/2009      362,882         (8,756)

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When

                  Wells Fargo Advantage Master Portfolios 207


                          Notes to Financial Statements

the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2009, the following Funds held open futures contracts:

                                                                                  Notional    Net Unrealized
                                                                                  Contract     Appreciation
PORTFOLIO                       Contracts        Type         Expiration Date      Amount     (Depreciation)
-----------------------------   ---------   ---------------   ---------------   -----------   --------------
INDEX PORTFOLIO                  92 Long        S&P 500          June 2009      $17,530,857      $749,543
INTERNATIONAL INDEX PORTFOLIO    31 Long    DJ Eurostoxx 50      June 2009          794,581        25,714
                                  8 Long     FTSE 100 Index      June 2009          437,605         7,878
                                  7 Long         TOPIX           June 2009          492,505        58,168
SMALL CAP INDEX PORTFOLIO        82 Long      Russell 2000       June 2009        3,066,440       388,220

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. For the six-month period ended March 31, 2009, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan, the related collateral and the liability to return the collateral at March 31, 2009, are shown on the Statements of Assets and Liabilities.

                  208 Wells Fargo Advantage Master Portfolios


                         Notes to Financial Statements

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of March 31, 2009, the following Funds owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                                    Defaulted SIVs
PORTFOLIO                          ($Market Value)   % of Net Assets
--------------------------------   ---------------   ---------------
C&B LARGE CAP VALUE PORTFOLIO         $2,029,119           0.44
DISCIPLINED GROWTH PORTFOLIO             452,562           0.68
EMERGING GROWTH PORTFOLIO                876,043           1.42
EQUITY INCOME PORTFOLIO                  283,874           0.13
EQUITY VALUE PORTFOLIO                 1,411,726           0.35
INDEX PORTFOLIO                        5,918,062           0.40
LARGE CAP APPRECIATION PORTFOLIO         576,211           0.66
LARGE COMPANY GROWTH PORTFOLIO         3,048,428           0.39
SMALL CAP INDEX PORTFOLIO              1,829,028           1.06
SMALL COMPANY GROWTH PORTFOLIO         2,425,427           0.80
SMALL COMPANY VALUE PORTFOLIO          1,698,056           0.72

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                        Advisory                                                  Subadvisory
                                                       Fees (% of                                                 Fees (% of
                                   Average Daily     Average Daily                             Average Daily     Average Daily
PORTFOLIO                           Net Assets         Net Assets)        Subadviser            Net Assets       Net Assets)
-----------------------------   ------------------   -------------   --------------------   ------------------   -------------
C&B LARGE CAP VALUE PORTFOLIO   First $500 million       0.700       Cooke & Bieler LP      First $250 million       0.450
                                 Next $500 million       0.650                              Next $250 million        0.400
                                   Next $2 billion       0.600                              Next $250 million        0.350
                                   Next $2 billion       0.575                              Over $750 million        0.300
                                   Over $5 billion       0.550

                  Wells Fargo Advantage Master Portfolios 209


                         Notes to Financial Statements

                                                        Advisory                                                  Subadvisory
                                                       Fees (% of                                                 Fees (% of
                                   Average Daily     Average Daily                             Average Daily     Average Daily
PORTFOLIO                           Net Assets         Net Assets)        Subadviser            Net Assets        Net Assets)
-----------------------------   ------------------   -------------   --------------------   ------------------   -------------
DISCIPLINED GROWTH PORTFOLIO    First $500 million       0.700           Smith Asset        First $200 million       0.300
                                 Next $500 million       0.650            Management         Next $300 million       0.200
                                   Next $2 billion       0.600             Group LP          Over $500 million       0.150
                                   Next $2 billion       0.575
                                   Over $5 billion       0.550
EMERGING GROWTH PORTFOLIO        First 500 million       0.850          Wells Capital       First $100 million       0.550
                                  Next 500 million       0.825            Management         Next $100 million       0.500
                                   Next $1 billion       0.800           Incorporated        Over $200 million       0.400
                                   Next $1 billion       0.775
                                   Next $3 billion       0.750
EQUITY INCOME PORTFOLIO         First $500 million       0.700          Wells Capital       First $100 million       0.350
                                 Next $500 million       0.650            Management         Next $100 million       0.300
                                   Next $2 billion       0.600           Incorporated        Next $300 million       0.200
                                   Next $2 billion       0.575                               Over $500 million       0.150
                                   Over $5 billion       0.550
EQUITY VALUE PORTFOLIO          First $500 million       0.700       Systematic Financial   First $150 million       0.300
                                 Next $500 million       0.650          Management LP        Next $200 million       0.200
                                   Next $2 billion       0.600                               Next $400 million       0.150
                                   Next $2 billion       0.575                               Next $250 million       0.130
                                   Over $5 billion       0.550                                 Over $1 billion       0.100
INDEX PORTFOLIO                 First $500 million       0.100          Wells Capital       First $100 million       0.050
                                 Next $500 million       0.100            Management         Next $100 million       0.030
                                   Next $2 billion       0.075           Incorporated        Over $200 million       0.020
                                   Next $2 billion       0.075
                                   Over $5 billion       0.050
INTERNATIONAL CORE PORTFOLIO    First $500 million       0.950            Evergreen          First $50 million       0.350
                                 Next $500 million       0.900            Investment         Next $500 million       0.290
                                   Next $2 billion       0.850            Management         Over $550 million       0.200
                                   Next $2 billion       0.825          Company, LLC*
                                   Over $5 billion       0.800
INTERNATIONAL GROWTH
   PORTFOLIO                    First $500 million       0.950       Artisan Partners LP    First $250 million       0.700
                                 Next $500 million       0.900                               Over $250 million       0.500
                                   Next $2 billion       0.850
                                   Next $2 billion       0.825
                                   Over $5 billion       0.800
INTERNATIONAL INDEX
   PORTFOLIO                    First $500 million       0.350            SSgA Funds        First $100 million       0.080
                                 Next $500 million       0.350            Management         Over $100 million       0.060
                                   Next $2 billion       0.325
                                   Next $2 billion       0.325
                                   Over $5 billion       0.300
INTERNATIONAL VALUE
   PORTFOLIO                    First $500 million       0.950            LSV Asset         First $150 million       0.350
                                 Next $500 million       0.900            Management         Next $350 million       0.400
                                   Next $2 billion       0.850                               Next $250 million       0.350
                                   Next $2 billion       0.825                               Next $250 million       0.325
                                   Over $5 billion       0.800                                 Over $1 billion       0.300
LARGE CAP APPRECIATION
   PORTFOLIO                    First $500 million       0.700         Cadence Capital      First $250 million       0.300
                                 Next $500 million       0.650          Management LLC       Next $250 million       0.200
                                   Next $2 billion       0.600                               Next $500 million       0.150
                                   Next $2 billion       0.575                                 Over $1 billion       0.100
                                   Over $5 billion       0.550

                   210 Wells Fargo Advantage Master Portfolios


                         Notes to Financial Statements

                                                        Advisory                                                  Subadvisory
                                                       Fees (% of                                                 Fees (% of
                                   Average Daily     Average Daily                             Average Daily     Average Daily
PORTFOLIO                           Net Assets         Net Assets)        Subadviser             Net Assets       Net Assets)
-----------------------------   ------------------   -------------   --------------------   ------------------   -------------
LARGE COMPANY GROWTH
   PORTFOLIO                    First $500 million       0.700          Peregrine Capital    First $25 million       0.550
                                 Next $500 million       0.650              Management        Next $25 million       0.450
                                   Next $2 billion       0.600             Incorporated      Next $100 million       0.400
                                   Next $2 billion       0.575                               Next $125 million       0.350
                                   Over $5 billion       0.550                               Over $275 million       0.225
SMALL CAP INDEX PORTFOLIO       First $500 million       0.200            Wells Capital     First $100 million       0.050
                                 Next $500 million       0.200              Management       Next $100 million       0.030
                                   Next $2 billion       0.175             Incorporated      Over $200 million       0.020
                                   Next $2 billion       0.175
                                   Over $5 billion       0.150
SMALL COMPANY GROWTH
   PORTFOLIO                    First $500 million       0.850          Peregrine Capital    First $50 million       0.900
                                 Next $500 million       0.825              Management       Next $130 million       0.750
                                   Next $1 billion       0.800             Incorporated      Next $160 million       0.650
                                   Next $1 billion       0.775                               Next $345 million       0.500
                                   Over $3 billion       0.750                                Next $50 million       0.520
                                                                                             Over $735 million       0.550
SMALL COMPANY VALUE PORTFOLIO   First $500 million       0.850          Peregrine Capital   First $175 million       0.500
                                 Next $500 million       0.825              Management       Over $175 million       0.750
                                   Next $1 billion       0.800             Incorporated
                                   Next $1 billion       0.775
                                   Over $3 billion       0.750
STRATEGIC SMALL CAP VALUE
   PORTFOLIO                    First $500 million       0.850            Wells Capital     First $200 million       0.450
                                 Next $500 million       0.825              Management       Over $200 million       0.400
                                   Next $1 billion       0.800             Incorporated
                                   Next $1 billion       0.775
                                   Over $3 billion       0.750

* Effective March 2, 2009, following approval of the Board of Trustees of the Trust and the Interest holders of International Core Portfolio, Evergreen Investment Management Company, LLC ("Evergreen") replaced New Star Institutional Managers Limited ("New Star") as the sub-adviser to the Fund and assumed day-to-day investment management responsibilities for the Fund. For the portion of the reporting period prior to such date, New Star was entitled to receive a subadvisory fee at the same rates shown in the table. Evergreen is entitled to receive a subadvisory fee at the rates shown in the table until such future date that sub-advisory fee changes for multiple Wells Fargo Advantage Funds sub-advised by Evergreen Investments are contemporaneously implemented. Upon any such implementation, Evergreen would be entitled to receive a subadvisory fee for managing the International Core Portfolio at the following rates, expressed as a percentage of average daily net assets of the portfolio: 0.450% for the first $200 million and 0.400% for assets over $200 million.

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                   % of Average
PORTFOLIO                        Daily Net Assets
------------------------------   ----------------
INTERNATIONAL CORE PORTFOLIO           0.10
INTERNATIONAL GROWTH PORTFOLIO         0.10
INTERNATIONAL INDEX PORTFOLIO          0.10
INTERNATIONAL VALUE PORTFOLIO          0.10
ALL OTHER PORTFOLIOS                   0.02

TRANSACTIONS WITH AFFILIATES

For the six-month period ended March 31, 2009, there were no brokerage commissions paid to an affiliated broker-dealer.

                   Wells Fargo Advantage Master Portfolios 211


                          Notes to Financial Statements

OTHER FEES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust. PNC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Portfolio also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its independent Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the six-month period ended March 31, 2009, were waived by Funds Management, first from advisory fees, and then any remaining amount from custody fees. Funds Management has contractually committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios, including the underlying fees and expenses of the Funds, for certain series of Wells Fargo Funds Trust that invest substantially all or a portion of their assets in the Funds.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six-month period ended March 31, 2009, were as follows:

PORTFOLIO                                Purchases at Cost   Sales Proceeds
---------                                -----------------   --------------
C&B LARGE CAP VALUE PORTFOLIO              $ 94,335,475       $ 93,816,399
DISCIPLINED GROWTH PORTFOLIO                 42,186,832         51,570,230
EMERGING GROWTH PORTFOLIO                    53,127,842         57,600,758
EQUITY INCOME PORTFOLIO                       9,650,742         42,953,385
EQUITY VALUE PORTFOLIO                      354,592,427        368,399,858
INDEX PORTFOLIO                             108,530,562        191,838,161
INTERNATIONAL CORE PORTFOLIO                 53,845,224         61,760,074
INTERNATIONAL GROWTH PORTFOLIO               55,602,966         45,179,969
INTERNATIONAL INDEX PORTFOLIO                 6,193,355         10,369,122
INTERNATIONAL VALUE PORTFOLIO                57,315,774         28,281,042
LARGE CAP APPRECIATION PORTFOLIO             72,480,372         89,901,019
LARGE COMPANY GROWTH PORTFOLIO               77,255,176        328,348,597
SMALL CAP INDEX PORTFOLIO                    25,056,476         29,486,903
SMALL COMPANY GROWTH PORTFOLIO              241,691,418        262,334,742
SMALL COMPANY VALUE PORTFOLIO               152,036,073        154,571,008
STRATEGIC SMALL CAP VALUE PORTFOLIO          40,550,598         43,345,143

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities--an amendment of FASB Statement No. 133"("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, and interim periods within those years. As of March 31, 2009, Management is continuing to evaluate the impact, if any, that adoption of SFAS 161 may have on the financial statements.

                  212 Wells Fargo Advantage Master Portfolios


                         Notes to Financial Statements

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly" ("FAS 157-4"). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

                   Wells Fargo Advantage Allocation Funds 213


                               Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"), Members of the Advisory Board of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees, Advisory Board Members and Officers listed below acts in identical capacities for each of the 134 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee, Advisory Board Member and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee, Advisory Board Member and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                         Position Held and
Name and Age            Length of Service(2)              Principal Occupations During Past Five Years           Other Directorships
------------         ------------------------    -------------------------------------------------------------   -------------------
Thomas S. Goho(3)    Trustee, since 1987         Co-Director for the Calloway School of Stephens University of   None
66                                               Wake Forest University. Prior thereto, the Thomas Goho Chair of Finance of Wake Forest University, Calloway School of
                                                 Business and Accountancy, from 2006-2007 and Associate
                                                 Professor of Finance from 1999-2005.

Peter G. Gordon      Trustee, since 1998;        Co-Founder, Chairman, President and CEO of Crystal Geyser       None
66                   Chairman, since 2005        Water Company.
                     (Lead Trustee since 2001)

Judith M. Johnson    Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer and Chief       None
59                                               Investment Officer of Minneapolis Employees Retirement Fund
                                                 from 1996 to 2008. Ms. Johnson is a certified public
                                                 accountant and a certified managerial accountant.

Olivia S. Mitchell   Trustee, since 2006         Professor of Insurance and Risk Management, Wharton School,     None
56                                               University of Pennsylvania. Director of the Boettner Center
                                                 on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate,
                                                 National Bureau of Economic Research.

Timothy J. Penny     Trustee, since 1996         President and CEO of Southern Minnesota Initiative              None
57                                               Foundation, a non-profit organization since 2007 and Senior
                                                 Fellow at the Humphrey Institute Policy Forum at the
                                                 University of Minnesota since 1995. Member of the Board of
                                                 Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Donald C. Willeke    Trustee, since 1996         Principal of the law firm of Willeke & Daniels. General         None
68                                               Counsel of the Minneapolis Employees Retirement Fund from
                                                 1984 to present.

                   214 Wells Fargo Advantage Allocation Funds


                                Other Information

ADVISORY BOARD MEMBERS

                         Position Held and
Name and Age            Length of Service(2)              Principal Occupations During Past Five Years           Other Directorships
------------         ------------------------    -------------------------------------------------------------   -------------------
Isaiah Harris,       Advisory Board              Retired. Prior thereto, President and CEO of BellSouth          CIGNA Corporation;
Jr.(4)               Member, since 2008          Advertising and Publishing Corp. from 2005 to 2007, President   Deluxe Corporation
56                                               and CEO of BellSouth Enterprises from 2004 to 2005 and
                                                 President of BellSouth Consumer Services from 2000 to 2003.
                                                 Currently a member of the Iowa State University Foundation
                                                 Board of Governors and a member of the Advisory Board of Iowa
                                                 State University School of Business.

David F.             Advisory Board              James Irvin Miller Professor of Accounting at the Graduate      None
Larcker(4)           Member, since 2008          School of Business, Stanford University. Director of
58                                               Corporate Governance Research Program and Co-Director of The
                                                 Rock Center for Corporate Governance since 2006. From 2005 to
                                                 2008, Professor of Accounting at the Graduate School of
                                                 Business, Stanford University. Prior thereto, Ernst & Young
                                                 Professor of Accounting at The Wharton School, University of
                                                 Pennsylvania from 1985 to 2005.

OFFICERS

                         Position Held and
Name and Age            Length of Service(2)              Principal Occupations During Past Five Years           Other Directorships
------------         ------------------------    -------------------------------------------------------------   -------------------
Karla M. Rabusch     President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and          None
49                                               President of Wells Fargo Funds Management, LLC since 2003.
                                                 Senior Vice President and Chief Administrative Officer of
                                                 Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman     Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds        None
48                   Chief Legal Officer,        Management, LLC since 2001. Managing Counsel of Wells Fargo
                     since 2003                  Bank, N.A. since 2000.

Stephen W.           Treasurer, since 2007       Vice President and Manager of Fund Accounting, Reporting and    None
Leonhardt                                        Tax for Wells Fargo Funds Management, LLC since 2007.
49                                               Director of Fund Administration and SEC Reporting for
                                                 TIAA-CREF from 2005 to 2007. Chief Operating Officer for UMB
                                                 Fund Services, Inc. from 2004 to 2005. Controller for Sungard
                                                 Transaction Networks from 2002 to 2004.

Debra Ann Early      Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds Management, LLC   None
44                   since 2007                  since 2007. Chief Compliance Officer of Parnassus Investments
                                                 from 2005 to 2007. Chief Financial Officer of Parnassus
                                                 Investments from 2004 to 2007. Senior Audit Manager of
                                                 PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Retired as Non-Interested Trustee effective March 31, 2009.

(4.) Effective April 17, 2009, elected as Non-Interested Trustee and ceased to be a member of the Advisory Board.

                   Wells Fargo Advantage Allocation Funds 215


                               Other Information

BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

AGGRESSIVE ALLOCATION FUND, ASSET ALLOCATION FUND, CONSERVATIVE ALLOCATION FUND, GROWTH BALANCED FUND, MODERATE BALANCED FUND, C&B LARGE CAP VALUE PORTFOLIO, DISCIPLINED GROWTH PORTFOLIO, EMERGING GROWTH PORTFOLIO, EQUITY INCOME PORTFOLIO, EQUITY VALUE PORTFOLIO, INDEX PORTFOLIO, INTERNATIONAL CORE PORTFOLIO, INTERNATIONAL GROWTH PORTFOLIO, INTERNATIONAL INDEX PORTFOLIO, INTERNATIONAL VALUE PORTFOLIO, LARGE CAP APPRECIATION PORTFOLIO, LARGE COMPANY GROWTH PORTFOLIO, SMALL CAP INDEX PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO AND STRATEGIC SMALL CAP VALUE PORTFOLIO

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust ("Funds Trust") and Wells Fargo Master Trust ("Master Trust") (collectively, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Boards reviewed and re-approved, during the six months covered by this report: (i) investment advisory agreements with Wells Fargo Funds Management, LLC ("Funds Management") for the Aggressive Allocation Fund, Asset Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, Moderate Balanced Fund, C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (the "Funds"); (ii) investment sub-advisory agreements with Wells Capital Management Incorporated ("Wells Capital Management") for the Aggressive Allocation Fund, Asset Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, Moderate Balanced Fund, Equity Income Portfolio, Index Portfolio, Emerging Growth Portfolio, Small Cap Index Portfolio and Strategic Small Cap Value Portfolio; (iii) an investment sub-advisory agreement with Artisan Partners Limited Partnership ("Artisan") for the International Growth Portfolio; (iv) an investment sub-advisory agreement with Cadence Capital Management, LLC ("Cadence") for the Large Cap Appreciation Portfolio; (v) an investment sub-advisory agreement with Cooke & Bieler L.P. ("Cooke & Bieler") for the C&B Large Cap Value Portfolio; (vi) an investment sub-advisory agreement with Galliard Capital Management, Inc. ("Galliard") for the Aggressive Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund and Moderate Balanced Fund; (vii) an investment sub-advisory agreement with LSV Asset Management ("LSV") for the International Value Portfolio; (viii) an investment sub-advisory agreement with New Star Institutional Managers Limited ("New Star") for the International Core Portfolio; (ix) investment sub-advisory agreements with Peregrine Capital Management, Inc. ("Peregrine") for the Aggressive Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, Moderate Balanced Fund, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio; (x) investment sub-advisory agreements with Smith Asset Management, L.P. ("Smith") for the Aggressive Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, Moderate Balanced Fund and Disciplined Growth Portfolio; (xi) an investment sub-advisory agreement with SSgA Funds Management ("SSgA") for the International Index Portfolio; and (xii) an investment sub-advisory agreement with Systematic Financial Management, L.P. ("Systematic") for the Equity Value Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Artisan, Cadence, Cooke & Bieler, Galliard, LSV, New Star, Peregrine, Smith, SSgA, and Systematic (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

More specifically, at meetings held on March 28, 2008, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the March 28, 2008, meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

                   216 Wells Fargo Advantage Allocation Funds


                               Other Information

Because the Aggressive Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund and Moderate Balanced Fund (the "Allocation Funds") are gateway blended funds that invest all of their assets in the portfolios identified above, information provided to the Boards regarding the Allocation Funds is also applicable to the portfolios identified above.

NATURE, EXTENT AND QUALITY OF SERVICES

The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Boards received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Boards evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputations and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, each of the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2007. They also considered these results in comparison to the median performance of a universe of relevant funds that was determined by Lipper Inc. ("Lipper") to be similar to the Fund (the "Universe"), as well as to each Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Boards noted that the performance of each Fund, except the Aggressive Allocation Fund, C&B Large Cap Value Portfolio, International Value Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio, was better than, or not appreciably below, the median performance of each Fund's Universe for most time periods. The Board of Funds Trust noted that the performance of the Aggressive Allocation Fund was lower than the median performance of its Universe for certain time periods and required further review. The Board of Master Trust noted that the performance of the C&B Large Cap Value Portfolio, International Value Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio in which the Allocation Funds invest, was lower than the median performance of each Portfolio's Universe for most time periods and required further review. As part of their further review, the Boards received an analysis of, and discussed factors contributing to, the underperformance of the Aggressive Allocation Fund, C&B Large Cap Value Portfolio, International Value Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio. The Boards requested continued reports on the performance of the Aggressive Allocation Fund, C&B Large Cap Value Portfolio, International Value Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio.

The Boards received and considered information regarding each Fund's contractual advisory fees, and net operating expense ratios and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Boards also considered comparisons of these fees to the respective median fees of narrower groups of funds that were determined by Lipper to be the most similar to the Funds (the "Peer Group") and to other comparative data. The

                   Wells Fargo Advantage Allocation Funds 217


                               Other Information

Boards were provided with a description of the methodology used by Lipper to select the mutual funds in the Peer Group. The Boards noted that the net operating expense ratios for each Fund were lower than, equal to, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Boards took into account the separate administrative and other services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

The Boards also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY

The Boards received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Boards also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2008 board meetings. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

The Boards did not consider separate profitability information with respect to Wells Capital Management, Peregrine and Smith, as their profitability from their relationships with the Aggressive Allocation Fund, Asset Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, Moderate Balanced Fund, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Index Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio, was not a material factor in determining whether to renew the agreements. The Board of Master Trust did not consider separate profitability information with respect to Artisan, Cadence, Cooke & Bieler, LSV, New Star, SSgA, and Systematic, which are not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to these sub-advisers had been negotiated by Funds Management on an arm's length basis and that Artisan's, Cadence's, Cooke & Bieler's, LSV's, New Star's, SSgA's and Systematic's profitability from their relationships with the C&B Large Cap Value Portfolio, Equity Value Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio and Large Cap Appreciation Portfolio, was not a material factor in determining whether to renew the agreements.

                   218 Wells Fargo Advantage Allocation Funds


                               Other Information

ECONOMIES OF SCALE

The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Boards also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the February 2008 board meetings. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trusts, and those offered by the Sub-Advisers to other clients. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Boards also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Boards also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Boards review detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of their quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                   Wells Fargo Advantage Allocation Funds 219


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG -- Association of Bay Area Governments
ADR -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT -- Alternative Minimum Tax
ARM -- Adjustable Rate Mortgages
BART -- Bay Area Rapid Transit
CDA -- Community Development Authority
CDO -- Collateralized Debt Obligation
CDSC -- Contingent Deferred Sales Charge
CGIC -- Capital Guaranty Insurance Company
CGY -- Capital Guaranty Corporation
CIFG -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee COP -- Certificate of Participation
CP -- Commercial Paper
CTF -- Common Trust Fund
DW&P -- Department of Water & Power
DWR -- Department of Water Resources
ECFA -- Educational & Cultural Facilities Authority
EDFA -- Economic Development Finance Authority
ETET -- Eagle Tax-Exempt Trust
FFCB -- Federal Farm Credit Bank
FGIC -- Financial Guaranty Insurance Corporation
FHA -- Federal Housing Authority
FHAG -- Federal Housing Agency
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Farm Service Agency
GDR -- Global Depositary Receipt
GNMA -- Government National Mortgage Association
GO -- General Obligation
HCFR -- Healthcare Facilities Revenue
HEFA -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA -- Housing Finance Authority
HFFA -- Health Facilities Financing Authority
HUD -- Housing & Urban Development
IDA -- Industrial Development Authority
IDAG -- Industrial Development Agency
IDR -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC -- Limited Liability Corporation
LOC -- Letter of Credit
LP -- Limited Partnership
MBIA -- Municipal Bond Insurance Association
MFHR -- Multi-Family Housing Revenue
MTN -- Medium Term Note
MUD -- Municipal Utility District
PCFA -- Pollution Control Finance Authority
PCR -- Pollution Control Revenue
PFA -- Public Finance Authority
PFFA -- Public Facilities Financing Authority plc -- Public Limited Company
PSFG -- Public School Fund Guaranty
R&D -- Research & Development
RDA -- Redevelopment Authority
RDFA -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR -- Single Family Housing Revenue
SFMR -- Single Family Mortgage Revenue
SLMA -- Student Loan Marketing Association
STIT -- Short-Term Investment Trust
TBA -- To Be Announced
TRAN -- Tax Revenue Anticipation Notes
USD -- Unified School District
XLCA -- XL Capital Assurance

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

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

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(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual
Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones"and "Dow Jones Target Date Indexes"are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(C) 2009 Wells Fargo Funds Management, LLC.   www.wellsfargo.com/advantagefunds          115838 05-09
All rights reserved.                                                              SAAFLD/SAR110 03-09

                                                                 WELLS ADVANTAGE
                                                                 FARGO FUNDS

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reports at WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

                                    (GRAPHIC)

                               Semi-Annual Report
                                 March 31, 2009

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

-    WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

-    WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

-    WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

-    WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

-    WELLS FARGO ADVANTAGE EQUITY INCOME FUND

-    WELLS FARGO ADVAN TAGE EQUITY VALUE FUND

-    WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

-    WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

-    WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

-    WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

-    WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

-    WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

-    WELLS FARGO ADVAN TAGE STRATEGIC SMALL CAP VALUE FUND

Contents

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
LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS
C&B Large Cap Value Fund .................................................     6
Diversified Equity Fund ..................................................     8
Diversified Small Cap Fund ...............................................    10
Emerging Growth Fund .....................................................    12
Equity Income Fund .......................................................    14
Equity Value Fund ........................................................    16
Growth Equity Fund .......................................................    18
International Value Fund .................................................    20
Large Cap Appreciation Fund ..............................................    22
Large Company Growth Fund ................................................    24
Small Company Growth Fund ................................................    26
Small Company Value Fund .................................................    28
Strategic Small Cap Value Fund ...........................................    30
FUND EXPENSES ............................................................    32
PORTFOLIO OF INVESTMENTS
C&B Large Cap Value Fund .................................................    37
Diversified Equity Fund ..................................................    37
Diversified Small Cap Fund ...............................................    38
Emerging Growth Fund .....................................................    38
Equity Income Fund .......................................................    38
Equity Value Fund ........................................................    39
Growth Equity Fund .......................................................    39
International Value Fund .................................................    39
Large Cap Appreciation Fund ..............................................    40
Large Company Growth Fund ................................................    40
Small Company Growth Fund ................................................    40
Small Company Value Fund .................................................    41
Strategic Small Cap Value Fund ...........................................    41
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    42
Statements of Operations .................................................    46
Statements of Changes in Net Assets ......................................    50
Financial Highlights .....................................................    64
NOTES TO FINANCIAL STATEMENTS ............................................    78
MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS
C&B Large Cap Value Portfolio ............................................    85
Disciplined Growth Portfolio .............................................    89
Emerging Growth Portfolio ................................................    94
Equity Income Portfolio ..................................................   100
Equity Value Portfolio ...................................................   105
Index Portfolio ..........................................................   110
International Core Portfolio .............................................   125
International Growth Portfolio ...........................................   129
International Index Portfolio ............................................   132
International Value Portfolio ............................................   153
Large Cap Appreciation Portfolio .........................................   158
Large Company Growth Portfolio ...........................................   163
Small Cap Index Portfolio ................................................   167
Small Company Growth Portfolio ...........................................   184
Small Company Value Portfolio ............................................   190
Strategic Small Cap Value Portfolio ......................................   196
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................   206
Statements of Operations .................................................   210
Statements of Changes in Net Assets ......................................   214
Financial Highlights .....................................................   222
Notes to Financial Statements ............................................   224
OTHER INFORMATION ........................................................   235
LIST OF ABBREVIATIONS ....................................................   241

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the WELLS FARGO ADVISOR(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF MARCH 31, 2009.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $ 1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

                       2 Wells Fargo Equity Gateway Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

The six-month period began with the worst monthly decline for the equity markets since 1987 and ended with the strongest rally since 1938.

Throughout the six-month period, the Federal Reserve continued its series of actions to stabilize the financial system.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Equity Gateway Funds for the six-month period that ended March 31, 2009. The period was marked by extreme volatility across the financial markets and proved to be a challenging time for investors. While periods of volatility can present challenges, we believe that investors should remember the importance of maintaining a long-term investment strategy based on their individual goals and risk tolerance.

MARKET VOLATILITY REMAINED HIGH BUT SIGNS OF STABILIZATION EMERGED.

The six-month period began with the worst monthly decline for the equity markets since 1987 and ended with the strongest rally since 1938. Volatility across the financial markets remained high on a historical basis throughout the period but ended significantly lower than the highs reached in October and November 2008. The economic environment remained weak, but signs of stabilization began to emerge as the six-month period came to a close.

The National Bureau of Economic Research declared in December 2008 that a U.S. recession had begun in December 2007. In the fourth quarter of 2008, gross domestic product contracted at a rate of 6.3%--the largest quarterly decline since 1982. Growth remained weak in the first quarter of 2009 but appeared to improve slightly toward the end of the period. By the end of March 2009, the recession had lasted 15 months--the longest period of economic contraction in the United States since 1981-1982.

Amid the weak economic environment, the unemployment rate surged to 8.5%--its highest rate in more than 25 years. Payroll employment showed a monthly decline of more than 650,000 jobs from December through March, the worst four consecutive months in the postwar period. More than 5 million jobs have been lost since the start of the recession.

On the positive side, inflation remained low and several economic indicators showed signs of improvement by the end of the period. Consumer spending recovered somewhat in January 2009, and those gains were sustained in February. In March, sales of new cars and trucks were much better than in February. The housing market remained distressed, but home sales increased slightly in February as housing activity appeared to be responding to lower mortgage rates and lower home prices.

GOVERNMENT TOOK NUMEROUS ACTIONS TO STIMULATE THE ECONOMY.

Throughout the six-month period, the Federal Reserve continued its series of actions to stabilize the financial system. This included additional cuts in the federal funds rate to a range of 0% to 0.25% in December 2008, the lowest federal funds rate in history; large injections of capital into the financial system; and the initiation of several nontraditional, nonmonetary programs.

In October, Congress passed the Emergency Economic Stabilization Act of 2008, which authorized the Treasury Department to establish the $700 billion Troubled

                       Wells Fargo Equity Gateway Funds 3


Letter to Shareholders

Asset Relief Program (TARP) to purchase distressed mortgage securities and other assets from financial institutions. This later became a program for providing capital directly to banks and the automotive industry.

In late November 2008, two additional programs were implemented. The first was an initiative to buy $100 billion in debt and $500 billion in mortgage-backed securities (MBS) of Fannie Mae, Freddie Mac, and other agencies. The second was the $200 billion Term Asset-Backed Securities Loan Facility (TALF) to support the consumer credit and small business segments of the economy.

In February, President Barack Obama signed into law the American Recovery and Reinvestment Act of 2009, a $787 billion economic stimulus bill. Treasury Secretary Timothy Geithner introduced a new Financial Stability Plan that offered a broad outline of additional measures intended to stabilize the financial system. These included "stress tests" to gauge the strength of bank balance sheets under a new Capital Assistance Program, the creation of a Public-Private Investment Program (PPIP), a joint effort with the Federal Reserve to commit up to $1 trillion under the Fed's TALF program, and a program to help support the housing market.

In March 2009, the Fed announced plans to buy up to $300 billion in longer-term U.S. Treasury securities, an additional $750 billion in agency MBS, and an additional $100 billion in agency debt. The Fed also extended its first financing under the TALF program and expanded the types of eligible collateral for loans under the program. Treasury began its bank "stress tests" and announced that its PPIP program would use up to $100 billion of TARP capital in a revived plan to remove distressed assets from the balance sheets of financial institutions.

As a result of these various programs, the Fed's asset holdings on its balance sheet have doubled to more than $2 trillion. The government's multiple initiatives in response to the financial system turmoil helped stabilize the credit markets during the period, pushing down interest rates and setting off a wave of mortgage refinancing.

EQUITY MARKETS EXPERIENCED EXTREME VOLATILITY BUT REBOUNDED IN MARCH.

The equity markets remained turbulent throughout the period, with volatility rising to extreme levels in fall 2008. The broad market, as measured by the S&P 500 Index, began the period with a nearly 17% decline in October 2008--its worst month since October 1987. The market's return was slightly positive in December, but 2009 brought an extended decline that pushed the S&P 500 Index to a low of
676.53 on March 9. From that point, signs of economic stabilization and additional policy clarity sparked the biggest market rally since 1938, with the index surging 23% in 13 trading days.

For all of March 2009, the S&P 500 Index gained about 8.5%, its best monthly return since 2002. For the month, the Dow Jones Industrial Average rose nearly 8%, and the Nasdaq Composite Index jumped 11%. For the six-month period, however, each of the major indices fell approximately 30%.

                       4 Wells Fargo Equity Gateway Funds


                                                          Letter to Shareholders

Over the six-month period, large cap stocks outpaced small cap stocks as investors rotated into larger, more stable companies.

Over the six-month period, large cap stocks outpaced small cap stocks as investors rotated into larger, more stable companies. The Russell 1000 Index(1) declined 27%, while the Russell 2000 Index(2) fell 35%. During the period, the growth investment style outperformed the value investment style across all market capitalizations. The large weighting of the financials sector within the value indices contributed significantly to this difference in performance.

International stocks, as measured by the MSCI EAFE Index(3), declined 32% during the six-month period but rose 6% in March. Emerging markets, as measured by the MSCI Emerging Markets Index(4), fell 28% for the six-month period, rebounding 14% in March.

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

While periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, WELLS FARGO ADVANTAGE FUNDS represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 110 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,


/s/ Karla M. Rabusch
-----------------------------------
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

----------
(1.) The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

(2.) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

(3.) The Morgan Stanley Capital International Europe, Australasia, and Far East
     ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

(4.) The Morgan Stanley Capital International Emerging Markets (MSCI Emerging
     Markets) Index is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The index is currently comprised of 25 emerging market country indices. You cannot invest directly in an index.

     Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                       6 Wells Fargo Equity Gateway Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (the Fund) seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Cooke & Bieler, L.P.

PORTFOLIO MANAGERS
Kermit S. Eck, CFA
Daren C. Heitman, CFA
Michael M. Meyer, CFA
James R. Norris
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA

FUND INCEPTION
May 15, 1990

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2009)

Exxon Mobil Corporation                                                    4.84%
Kohls Corporation                                                          3.93%
Quest Diagnostics Incorporated                                             3.65%
Johnson & Johnson                                                          3.38%
Colgate-Palmolive Company                                                  3.35%
Vodafone Group Plc                                                         2.99%
Omnicom Group Incorporated                                                 2.96%
Microsoft Corporation                                                      2.85%
McDonald's Corporation                                                     2.77%
Willis Group Holdings Limited                                              2.52%

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2009)

                                   (PIE CHART)

Consumer Discretionary                                                     (19%)
Consumer Staples                                                           (13%)
Energy                                                                      (5%)
Financials                                                                 (16%)
Health Care                                                                (14%)
Industrials                                                                (18%)
Information Technology                                                     (10%)
Materials                                                                   (2%)
Telecommunications Services                                                 (3%)

----------
(1.) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust. Holdings are subject to change and may have changed since the date specified.

(2.) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                       Wells Fargo Equity Gateway Funds 7


Performance Highlights

                      WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF MARCH 31, 2009)

                                      Including Sales Charge                 Excluding Sales Charge            Expense Ratio
                              -------------------------------------   ------------------------------------   -----------------
C&B LARGE CAP VALUE FUND      6 Month*    1 Year   5 Year   10 Year   6 Month*   1 Year   5 Year   10 Year   Gross(4)   Net(5)
---------------------------   --------   -------   ------   -------   --------   ------   ------   -------   --------   ------
Class A (CBEAX)                (36.79)   (42.18)   (7.29)     0.95     (32.93)   (38.67)  (6.18)     1.54      1.35%     1.15%
Class B (CBEBX)**              (38.04)   (44.04)   (7.39)     1.05     (33.04)   (39.04)  (6.85)     1.05      2.10%     1.90%
Class C (CBECX)                (34.09)   (40.10)   (6.87)     0.82     (33.09)   (39.10)  (6.87)     0.82      2.10%     1.90%
Administrator Class (CBLLX)                                            (32.77)   (38.52)  (5.97)     1.65      1.17%     0.95%
Institutional Class (CBLSX)                                            (32.77)   (38.42)  (5.73)     1.79      0.90%     0.70%
Investor Class (CBEQX)                                                 (32.88)   (38.71)  (6.19)     1.54      1.45%     1.20%
Russell 1000 Value Index(6)                                            (35.23)   (42.42)  (4.94)    (0.62)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE
- www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) Effective December 6, 2004, the Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Class A, Class B, and Class C shares incepted on July 26, 2004. Performance shown prior to the inception of Class A, Class B and Class C shares reflects the performance of the unnamed share of the C&B Large Cap Value Portfolio, predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Administrator Class shares incepted on July 26, 2004. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the unnamed share class of the C&B Large Cap Value Portfolio, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Institutional Class shares incepted on July 26, 2004. Performance shown prior to the inception of the Institutional Class reflects the performance of the unnamed share class of the C&B Large Cap Value Portfolio, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Effective June 20, 2008, Class D was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

(4.) Reflects the gross expense ratio as stated in the February 1, 2009, prospectus and includes gross expenses allocated from the master portfolio in which the Fund invests.

(5.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolios' fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Russell 1000(R) Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

                       8 Wells Fargo Equity Gateway Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISERS FOR MASTER PORTFOLIOS
Artisan Partners Limited Partnership
Cadence Capital Management LLC
Cooke & Bieler, L.P.
Evergreen Investment Management
Company, LLC
LSV Asset Management
Peregrine Capital Management, Inc.
Smith Asset Management Group L. P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Thomas C. Biwer, CFA
Christian L. Chan, CFA
Andrew Owen, CFA

FUND INCEPTION
December 31, 1988

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2009)

Exxon Mobil Corporation                                                    2.54%
Microsoft Corporation                                                      1.90%
Cisco Systems Incorporated                                                 1.60%
Goldman Sachs Group Incorporated                                           1.55%
Google Incorporated Class A                                                1.42%
Johnson & Johnson                                                          1.22%
Chevron Corporation                                                        1.17%
Charles Schwab Corporation                                                 1.16%
Intel Corporation                                                          1.15%
AT&T Incorporated                                                          1.14%

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2009)

                                   (PIE CHART)

Consumer Discretionary                                                     (10%)
Consumer Staples                                                            (7%)
Energy                                                                      (7%)
Financials                                                                 (13%)
Health Care                                                                (12%)
Industrials                                                                 (8%)
Information Technology                                                     (20%)
International                                                              (15%)
Materials                                                                   (3%)
Telecommunications Services                                                 (3%)
Utilities                                                                   (2%)

----------
(1.) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust. Holdings are subject to change and may have changed since the date specified.

(2.) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                       Wells Fargo Equity Gateway Funds 9


Performance Highlights

                       WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2009)

                                      Including Sales Charge                   Excluding Sales Charge             Expense Ratio
                              --------------------------------------   --------------------------------------   -----------------
DIVERSIFIED EQUITY FUND       6 Months*    1 Year   5 Year   10 Year   6 Months*    1 Year   5 Year   10 Year   Gross(4)   Net(5)
---------------------------   ---------   -------   ------   -------   ---------   -------   ------   -------   --------   ------
Class A (NVDAX)                (34.33)    (42.08)   (6.60)    (3.11)    (30.32)    (38.55)   (5.48)    (2.54)     1.42%     1.25%
Class B (NVDBX)**              (35.59)    (44.03)   (6.72)    (3.05)    (30.59)    (39.03)   (6.20)    (3.05)     2.17%     2.00%
Class C (WFDEX)                (31.57)    (39.99)   (6.19)    (3.27)    (30.57)    (38.99)   (6.19)    (3.27)     2.17%     2.00%
Administrator Class (NVDEX)                                             (30.24)    (38.40)   (5.25)    (2.34)     1.24%     1.00%
Diversified Equity
   Composite Index(6)                                                   (31.34)    (39.44)   (4.28)    (1.94)
S&P 500 Index(7)                                                        (30.54)    (38.09)   (4.76)    (3.00)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

(4.) Reflects the gross expense ratio as stated in the February 1, 2009, prospectus and includes net expenses allocated from the master portfolios in which the Fund invests.

(5.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolios' fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

(6.) Diversified Equity Composite Index is weighted 25% in the Russell 1000(R)
     Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 25% in the S&P 500 Index, 25% in the Russell 1000(R) Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 15% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the sock markets of Europe, Australasia and the Far East), 10% in the Russell 2000(R) Index (measures the performance of the 2,000 smallest companies in the Russell 3000 Index). You cannot invest directly in an Index.

     Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

(7.) S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

                      10 Wells Fargo Equity Gateway Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISERS FOR MASTER PORTFOLIO

Peregrine Capital Management, Inc. Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas C. Biwer, CFA
Christian L. Chan, CFA
Andrew Owen, CFA

FUND INCEPTION
December 31, 1997

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2009)

Intermec Incorporated                                                      0.68%
Coinstar Incorporated                                                      0.63%
Concur Technologies Incorporated                                           0.59%
ATMI Incorporated                                                          0.57%
Neutral Tandem Incorporated                                                0.51%
Randgold Resources Limited                                                 0.51%
ARGO Group International Holdings Limited                                  0.50%
Clean Harbors Incorporated                                                 0.48%
United Natural Foods Incorporated                                          0.48%
Thoratec Corporation                                                       0.47%

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2009)

                                  (PIE CHART)

Consumer Discretionary                                                     (17%)
Consumer Staples                                                            (3%)
Energy                                                                      (5%)
Financials                                                                 (18%)
Health Care                                                                (14%)
Industrials                                                                (13%)
Information Technology                                                     (23%)
Materials                                                                   (3%)
Telecommunications Services                                                 (1%)
Utilities                                                                   (3%)

----------
(1.) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust. Holdings are subject to change and may have changed since the date specified.

(2.) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                      Wells Fargo Equity Gateway Funds 11


Performance Highlights

                    Wells Fargo Advantage Diversified Small Cap Fund (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2009)

                                                                        Expense Ratio
                                                                      -----------------
                              6 Month*    1 Year   5 Year   10 Year   Gross(4)   Net(5)
                              --------   -------   ------   -------   --------   ------
DIVERSIFIED SMALL CAP FUND
Administrator Class (NVDSX)    (35.85)   (38.23)   (5.84)     2.97      1.30%     1.00%
Russell 2000(R) Index(6)       (37.17)   (37.50)   (5.24)     1.93

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) The Fund is a gateway blended Fund that invests all of its assets in two or more Master Portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolios in which it invests.

(4.) Reflects the gross expense ratio as stated in the February 1, 2009, prospectus and includes net expenses allocated from the master portfolios in which the Fund invests.

(5.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolios' fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

(6.) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

                      12 Wells Fargo Equity Gateway Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE EMERGING GROWTH FUND (the Fund) seeks maximum long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Joseph M. Eberhardy, CFA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA

FUND INCEPTION
January 31, 2007

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2009)

Masimo Corporation                                                          2.60%
Monolithic Power Systems Incorporated                                       2.55%
Alexion Pharmaceuticals Incorporated                                        2.53%
Arena Resources Incorporated                                                2.49%
Burger King Holdings Incorporated                                           2.30%
Priceline.com Incorporated                                                  2.24%
Concur Technologies Incorporated                                            2.18%
MSCI Incorporated Class A                                                   2.10%
K12 Incorporated                                                            2.09%
Aegean Marine Petroleum Network Incorporated                                2.07%

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2009)

                                  (PIE CHART)

Consumer Discretionary                                                     (21%)
Energy                                                                      (5%)
Financials                                                                  (5%)
Health Care                                                                (24%)
Industrials                                                                 (9%)
Information Technology                                                     (34%)
Materials                                                                   (1%)
Telecommunications Services                                                 (1%)

----------
(1.) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust. Holdings are subject to change and may have changed since the date specified.

(2.) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                       Wells Fargo Equity Gateway Funds 13


Performance Highlights

                          WELLS FARGO ADVANTAGE EMERGING GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2009)

                                    Including Sales Charge             Excluding Sales Charge           Expense Ratio
                              ---------------------------------   --------------------------------   ------------------
EMERGING GROWTH FUND          6 Month*    1 Year   Life of Fund   6 Month*   1 Year   Life of Fund   Gross (4)   Net (5)
--------------------          --------   -------   ------------   --------   ------   ------------   ---------   ------
Class A (WEMAX)                (34.99)   (41.33)      (23.77)      (31.02)   (37.75)     (21.65)       4.19%      1.45%
Class C (WEMCX)                (32.25)   (39.18)      (22.20)      (31.25)   (38.18)     (22.20)       4.94%      2.20%
Administrator Class (WFGDX)                                        (30.95)   (37.54)     (21.41)       3.86%      1.20%
Institutional Class (WEMIX)                                        (30.83)   (37.43)     (21.35)       3.63%      0.95%
Investor Class (WFGTX)                                             (30.98)   (37.66)     (21.60)       3.89%      1.49%
Russell 2000 Growth Index(6)                                       (34.51)   (36.36)     (22.09)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Class A and Class C shares incepted on March 31, 2008. Performance shown prior to the inception of the Class A and Class C shares reflects the performance of the Investor Class shares, which incepted on January 31, 2007, and includes expenses that are not applicable to and are higher than Class A shares and lower than Class C shares. Institutional Class shares incepted on March 31, 2008. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, which incepted on January 31, 2007, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(4.) Reflects the gross expense ratio as stated in the February 1, 2009, prospectus and includes gross expenses allocated from the master portfolio in which the Fund invests.

(5.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Russell 2000 Growth Index measures the performance of those Russell
     2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

                      14 Wells Fargo Equity Gateway Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE EQUITY INCOME FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE EQUITY INCOME FUND (the Fund) seeks long-term capital appreciation and dividend income.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Gary J. Dunn, CFA
Robert M. Thornburg

FUND INCEPTION
March 31, 1989

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2009)

Exxon Mobil Corporation                                                    6.20%
Chevron Corporation                                                        4.39%
AT&T Incorporated                                                          4.24%
JPMorgan Chase & Company                                                   3.94%
Verizon Communications Incorporated                                        3.11%
Travelers Companies Incorporated                                           2.88%
Procter & Gamble Company                                                   2.85%
FPL Group Incorporated                                                     2.84%
ConocoPhillips                                                             2.83%
Bank of New York Mellon Corporation                                        2.58%

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2009)

                                  (PIE CHART)

Utilities                                                                   (6%)
Consumer Discretionary                                                      (7%)
Consumer Staples                                                           (11%)
Energy                                                                     (17%)
Financials                                                                 (16%)
Health Care                                                                (14%)
Industrials                                                                 (8%)
Information Technology                                                     (10%)
Materials                                                                   (4%)
Telecommunication Services                                                  (7%)

----------
(1.) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust. Holdings are subject to change and may have changed since the date specified.

(2.) Sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                      Wells Fargo Equity Gateway Funds 15


Performance Highlights

                            WELLS FARGO ADVANTAGE EQUITY INCOME FUND (CONTINUED)

 AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2009)

                                      Including Sales Charge             Excluding Sales Charge        Expense Ratio
                                ---------------------------------  ---------------------------------  ----------------
EQUITY INCOME FUND              6 Month*  1 Year  5 Year  10 Year  6 Month*  1 Year  5 Year  10 Year  Gross(4)  Net(5)
------------------              --------  ------  ------  -------  --------  ------  ------  -------  --------  ------
Class A (NVAEX)                  (34.88)  (42.74) (6.52)   (2.92)   (30.91)  (39.25)  (5.41)  (2.34)    1.36%    1.10%
Class B (NVBEX)**                (36.22)  (44.74) (6.65)   (2.85)   (31.22)  (39.74)  (6.13)  (2.85)    2.11%    1.85%
Class C (WFEEX)                  (32.22)  (40.73) (6.13)   (3.07)   (31.22)  (39.73)  (6.13)  (3.07)    2.11%    1.85%
Administrator Class (NVIEX)                                         (30.87)  (39.11)  (5.17)  (2.11)    1.18%    0.85%
Russell 1000(R) Value Index(6)                                      (35.23)  (42.42)  (4.94)  (0.62)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

(4.) Reflects the gross expense ratio as stated in the February 1, 2009, prospectus and includes gross expenses allocated from the master portfolio in which the Fund invests.

(5.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

                      16 Wells Fargo Equity Gateway Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE EQUITY VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Systematic Financial Management, L.P.

PORTFOLIO MANAGERS
D. Kevin McCreesh, CFA
Ronald M. Mushock, CFA

FUND INCEPTION
August 29, 2003

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2009)

Exxon Mobil Corporation                                                    3.81%
Chevron Corporation                                                        3.49%
Amgen Incorporated                                                         3.29%
AT&T Incorporated                                                          3.10%
Pfizer Incorporated                                                        3.06%
JPMorgan Chase & Company                                                   2.97%
State Street Corporation                                                   2.70%
Johnson & Johnson                                                          2.60%
Verizon Communications Incorporated                                        2.31%
UNUM Group                                                                 2.09%

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2009)

                                  (PIE CHART)

Utilities                                                                   (3%)
Consumer Discretionary                                                     (10%)
Consumer Staples                                                            (9%)
Energy                                                                     (17%)
Financials                                                                 (22%)
Health Care                                                                (16%)
Industrials                                                                 (4%)
Information Technology                                                      (7%)
Materials                                                                   (6%)
Telecommunication Services                                                  (6%)

----------
(1.) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust Portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust. Holdings are subject to change and may have changed since the date specified.

(2.) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                      Wells Fargo Equity Gateway Funds 17


Performance Highlights

                             WELLS FARGO ADVANTAGE EQUITY VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2009)

                                  Including Sales Charge               Excluding Sales Charge       Expense Ratio
                             ---------------------------------  ---------------------------------  ----------------
                                                       Life of                            Life of
EQUITY VALUE FUND            6 Month*  1 Year  5 Year   Fund    6 Month*  1 Year  5 Year    Fund   Gross(4)  Net(5)
-----------------            --------  ------  ------  -------  --------  ------  ------  -------  --------  ------
Class A (WLVAX)               (34.92)  (44.84) (5.33)   (2.51)   (30.95)  (41.48) (4.20)   (1.47)    1.38%    1.25%
Class B (WLVBX)**             (36.21)  (46.90) (5.41)   (2.40)   (31.21)  (41.90) (4.91)   (2.20)    2.13%    2.00%
Class C (WLVCX)               (32.24)  (42.90) (4.90)   (2.20)   (31.24)  (41.90) (4.90)   (2.20)    2.13%    2.00%
Administrator Class (WLVIX)                                      (30.90)  (41.31) (3.96)   (1.21)    1.20%    1.00%
Institutional Class (WLVSX)                                      (30.81)  (41.18) (3.84)   (1.11)    0.93%    0.75%
Russell 1000 Value Index(6)                                      (35.23)  (42.42) (4.94)   (1.78)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Institutional Class shares incepted on August 31, 2006. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(4.) Reflects the gross expense ratio is as stated in the February 1, 2009, prospectus and includes gross expenses allocated from the master portfolio in which the Fund invests.

(5.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

                      18 Wells Fargo Equity Gateway Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE GROWTH EQUITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISERS FOR MASTER PORTFOLIOS
Artisan Partners Limited Partnership
Evergreen Investment Management Company, LLC
LSV Asset Management
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management, Inc.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Thomas C. Biwer, CFA
Christian L. Chan, CFA
Andrew Owen, CFA

FUND INCEPTION
April 30, 1989

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2009)

Goldman Sachs Group Incorporated                                           2.35%
Cisco Systems Incorporated                                                 1.90%
Charles Schwab Corporation                                                 1.89%
Google Incorporated Class A                                                1.86%
Microsoft Corporation                                                      1.84%
Medtronic Incorporated                                                     1.31%
Target Corporation                                                         1.30%
Paychex Incorporated                                                       1.28%
Genzyme Corporation                                                        1.21%
Intel Corporation                                                          1.20%

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2009)

                                  (PIE CHART)

Consumer Discretionary                                                     (10%)
Consumer Staples                                                            (3%)
Energy                                                                      (2%)
Financials                                                                 (13%)
Health Care                                                                (10%)
Industrials                                                                 (7%)
Information Technology                                                     (22%)
Utilities                                                                   (1%)
Materials                                                                   (2%)
International                                                              (30%)

----------
(1.) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust. Holdings are subject to change and may have changed since the date specified.

(2.) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                       Wells Fargo Equity Gateway Funds 19


Performance Highlights

                            WELLS FARGO ADVANTAGE GROWTH EQUITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2009)

                                           Including Sales Charge                 Excluding Sales Charge           Expense Ratio
                                   ------------------------------------   ------------------------------------   -----------------
GROWTH EQUITY FUND                 6 Month*   1 Year   5 Year   10 Year   6 Month*   1 Year   5 Year   10 Year   Gross(4)   Net(5)
--------------------------------   --------   ------   ------   -------   --------   ------   ------   -------   --------   ------
Class A (NVEAX)                     (34.80)   (41.88)  (6.63)   (2.06)     (30.82)   (38.34)  (5.51)    (1.48)     1.62%     1.50%
Class B (NVEBX)**                   (36.02)   (43.72)  (6.71)   (2.00)     (31.02)   (38.72)  (6.19)    (2.00)     2.37%     2.25%
Class C (WFGGX)                     (32.06)   (39.75)  (6.21)   (2.21)     (31.06)   (38.75)  (6.21)    (2.21)     2.37%     2.25%
Administrator Class (NVGEX)                                                (30.77)   (38.18)  (5.28)    (1.25)     1.44%     1.25%
Institutional Class (WGEIX)                                                (30.66)   (38.03)  (5.12)    (1.17)     1.17%     1.05%
Growth Equity Composite Index(6)                                           (31.49)   (39.11)  (3.88)    (1.19)
S&P 500 Index(7)                                                           (30.54)   (38.09)  (4.76)    (3.00)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. Institutional Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(4.) Reflects the gross expense ratio as stated in the February 1, 2009, prospectus and includes net expenses allocated from the master portfolios in which the Fund invests.

(5.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolios' fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

(6.) Growth Equity Composite Index is weighted 35% in the Russell 1000(R) Growth
     Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 35% in the Russell 2000 Index (measures the performance of the 2,000 smallest companies in the Russell 3000 Index), 30% in the MSCI EAFE(R) Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East). You cannot invest directly in an Index.

     Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

(7.) S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weighting the Index proportionate to its market value. You cannot invest directly in an Index.

                      20 Wells Fargo Equity Gateway Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
LSV Asset Management

PORTFOLIO MANAGERS
Josef Lakonishok
Puneet Mansharamani, CFA
Menno Vermeulen, CFA

FUND INCEPTION
October 31, 2003

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2009)

Royal Dutch Shell plc Class B                                              2.70%
BP plc                                                                     2.61%
Sanofi Aventis SA                                                          2.20%
Astrazeneca plc                                                            2.06%
E.ON AG                                                                    1.88%
Banco Santander SA                                                         1.51%
Nippon Telegraph & Telephone Corporation                                   1.40%
Vodafone Group plc                                                         1.39%
ENI SpA                                                                    1.38%
Total SA                                                                   1.36%

PORTFOLIO COMPOSITION(2)
(AS OF MARCH 31, 2009)

                                  (PIE CHART)

Cash Equivalents                                                            (4%)
Japan                                                                      (23%)
Continental Europe                                                         (44%)
Australia/New Zealand                                                       (6%)
United Kingdom                                                             (20%)
Southeast Asia                                                              (3%)

----------
(1.) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust. Holdings are subject to change and may have changed since the date specified.

(2.) Portfolio composition is subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio composition.

                      Wells Fargo Equity Gateway Funds 21


Performance Highlights

                      WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3)(%) (AS OF MARCH 31, 2009)

                                      Including Sales Charge                 Excluding Sales Charge           Expense Ratio
                              ------------------------------------   ------------------------------------   -----------------
                                                           Life of                                Life of
INTERNATIONAL VALUE FUND      6 Month*   1 Year   5 Year     Fund    6 Month*   1 Year   5 Year     Fund    Gross(4)   Net(5)
---------------------------   --------   ------   ------   -------   --------   ------   ------   -------   --------   ------
Class A (WFFAX)                (37.23)   (51.52)  (5.56)    (2.39)    (33.40)   (48.56)  (4.44)    (1.32)     1.74%    1.50%
Class B (WFVBX)**              (38.68)   (53.96)  (5.67)    (2.27)    (33.68)   (48.96)  (5.17)    (2.07)     2.49%    2.25%
Class C (WFVCX)                (34.64)   (49.95)  (5.17)    (2.07)    (33.64)   (48.95)  (5.17)    (2.07)     2.49%    2.25%
Administrator Class (WFVDX)                                           (33.33)   (48.44)  (4.27)    (1.16)     1.56%    1.25%
Institutional Class (WFVIX)                                           (33.24)   (48.35)  (4.18)    (1.07)     1.29%    1.05%
MSCI EAFE Value Index(6)                                              (32.26)   (47.72)  (2.49)     0.46

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Class A shares incepted on October 31, 2003. Performance shown prior to the inception of the Class B and Class C shares on April 11, 2005, reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Administrator Class shares on April 11, 2005, reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance shown prior to the inception of the Institutional Class shares on August 31, 2006, reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(4.) Reflects the gross expense ratio as stated in the February 1, 2009, prospectus and includes gross expenses allocated from the master portfolio in which the Fund invests.

(5.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Morgan Stanley Capital International Europe, Australasia and Far East
     ("MSCI EAFE") Value Index(SM) is an unmanaged market capitalization index designed to measure the performance of value securities within developed equity markets, excluding the US & Canada. You cannot invest directly in an Index.

     Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

                       22 Wells Fargo Equity Gateway Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Cadence Capital Management, LLC

PORTFOLIO MANAGERS

William B. Bannick, CFA
Robert L. Fitzpatrick, CFA
Michael J. Skillman

FUND INCEPTION

August 31, 2001

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2009)

Cisco Systems Incorporated                                                 2.16%
Apple Incorporated                                                         2.14%
Abbott Laboratories                                                        1.87%
Intel Corporation                                                          1.80%
BMC Software Incorporated                                                  1.70%
Oracle Corporation                                                         1.66%
American Tower Corporation Class A                                         1.63%
Xilinx Incorporated                                                        1.61%
Bristol-Myers Squibb Company                                               1.56%
TJX Companies Incorporated                                                 1.55%

                                  (PIE CHART)

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2009)

Consumer Discretionary                                                     (14%)
Consumer Staples                                                           (10%)
Energy                                                                      (9%)
Financials                                                                  (5%)
Health Care                                                                (15%)
Industrials                                                                (11%)
Information Technology                                                     (29%)
Materials                                                                   (4%)
Telecommunication Services                                                  (2%)
Utilities                                                                   (1%)

----------
(1.) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust. Holdings are subject to change and may have changed since the date specified. Current and future portfolio holdings are subject to risk.

(2.) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                       Wells Fargo Equity Gateway Funds 23


Performance Highlights

                   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3)(%) (AS OF MARCH 31, 2009)

                                      Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                              --------------------------------------  --------------------------------------  ----------------
LARGE CAP APPRECIATION FUND   6 Month*  1 Year  5 Year  Life of Fund  6 Month*  1 Year  5 Year  Life of Fund  Gross(4)  Net(5)
----------------------------  --------  ------  ------  ------------  --------  ------  ------  ------------  --------  ------
Class A (WFAPX)                (32.46)  (43.43)  (6.13)     (4.00)     (28.34)  (39.98)  (5.01)    (3.24)       1.45%    1.25%
Class B (WFABX)**              (33.78)  (45.54)  (6.24)     (3.91)     (28.78)  (40.54)  (5.73)    (3.91)       2.20%    2.00%
Class C (WFACX)                (29.78)  (41.54)  (5.75)     (3.98)     (28.78)  (40.54)  (5.75)    (3.98)       2.20%    2.00%
Administrator Class (WFAKX)                                            (28.40)  (39.96)  (4.83)    (3.04)       1.27%    1.00%
Institutional Class (WFASX)                                            (28.34)  (39.82)  (4.69)    (2.95)       1.00%    0.70%
Russell 1000 Growth Index(6)                                           (25.97)  (34.28)  (4.38)    (3.21)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Performance shown prior to the inception of the Institutional Class shares on August 31, 2006, reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(4.) Reflects the gross expense ratio as stated in the February 1, 2009, prospectus and includes gross expenses allocated from the master portfolio in which the Fund invests.

(5.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Russell 1000 Growth Index measures the performance of those Russell
     1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

                       24 Wells Fargo Equity Gateway Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Peregrine Capital Management, Inc.

PORTFOLIO MANAGERS

John S. Dale, CFA
Gary E. Nussbaum, CFA

FUND INCEPTION

December 31, 1982

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2009)

Goldman Sachs Group Incorporated                                           7.62%
Cisco Systems Incorporated                                                 6.18%
Charles Schwab Corporation                                                 6.13%
Google Incorporated Class A                                                6.05%
Microsoft Corporation                                                      5.98%
Medtronic Incorporated                                                     4.25%
Target Corporation                                                         4.22%
Paychex Incorporated                                                       4.16%
Genzyme Corporation                                                        3.93%
Intel Corporation                                                          3.89%

                                  (PIE CHART)

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2009)

Consumer Discretionary                                                     (12%)
Consumer Staples                                                            (3%)
Financials                                                                 (21%)
Health Care                                                                (12%)
Industrials                                                                 (8%)
Information Technology                                                     (44%)

----------
(1.) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust. Holdings are subject to change and may have changed since the date specified.

(2.) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                       Wells Fargo Equity Gateway Funds 25


Performance Highlights

                     WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2009)

                                      Including Sales Charge             Excluding Sales Charge       Expense Ratio
                              ---------------------------------  ---------------------------------  ----------------
LARGE COMPANY GROWTH FUND     6 Month*  1 Year  5 Year  10 Year  6 Month*  1 Year  5 Year  10 Year  Gross(4)  Net(5)
----------------------------  --------  ------  ------  -------  --------  ------  ------  -------  --------  ------
Class A (NVLAX)                (27.71)  (33.01)  (7.22)  (5.55)   (23.30)  (28.92)  (6.11)  (4.99)    1.30%    1.20%
Class B (NVLOX)**              (28.59)  (34.46)  (7.34)  (5.41)   (23.59)  (29.46)  (6.80)  (5.41)    2.05%    1.95%
Class C (WFLCX)                (24.56)  (30.43)  (6.79)  (5.61)   (23.56)  (29.43)  (6.79)  (5.61)    2.05%    1.95%
Administrator Class (NVLCX)                                       (23.20)  (28.74)  (5.87)  (4.76)    1.12%    0.95%
Institutional Class (WLCSX)                                       (23.09)  (28.59)  (5.69)  (4.67)    0.85%    0.75%
Investor Class (WFLZX)                                            (23.30)  (28.95)  (6.24)  (5.15)    1.40%    1.27%
Russell 1000 Growth Index(6)                                      (25.97)  (34.28)  (4.38)  (5.26)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Class A and Class B shares incepted on October 1, 1998. Performance shown prior to the inception of the Class C shares on November 8, 1999, reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Performance shown prior to the inception of the Institutional Class shares on June 30, 2004, reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Investor Class shares incepted on April 11, 2005. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class. Performance shown prior to the inception of the Investor Class reflects the performance of the Administrator Class shares, adjusted to reflect Class Z expenses.

(4.) Reflects the gross expense ratio as stated in the February 1, 2009, prospectus and includes gross expenses allocated from the master portfolio in which the Fund invests.

(5.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Russell 1000 Growth Index measures the performance of those Russell
     1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

                       26 Wells Fargo Equity Gateway Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Peregrine Capital Management, Inc.

PORTFOLIO MANAGERS

William A. Grierson, CFA
Daniel J. Hagen, CFA
Robert B. Mersky, CFA
James P. Ross, CFA
Paul E. von Kuster, CFA

FUND INCEPTION

December 31, 1982

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2009)

Coinstar Incorporated                                                      2.20%
Neutral Tandem Incorporated                                                2.11%
Thoratec Corporation                                                       1.92%
Macrovision Solutions Corporation                                          1.82%
United Natural Foods Incorporated                                          1.74%
Heartland Express Incorporated                                             1.66%
Alnylam Pharmaceuticals Incorporated                                       1.61%
SuccessFactors Incorporated                                                1.59%
ISIS Pharmaceuticals Incorporated                                          1.53%
Texas Roadhouse Incorporated Class A                                       1.52%

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2009)

                                  (PIE CHART)

Consumer Discretionary                                                     (14%)
Consumer Staples                                                            (4%)
Energy                                                                      (6%)
Financials                                                                  (7%)
Health Care                                                                (24%)
Industrials                                                                (12%)
Information Technology                                                     (32%)
Materials                                                                   (1%)

----------
(1.) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust. Holdings are subject to change and may have changed since the date specified.

(2.) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                      Wells Fargo Equity Gateway Funds 27


Performance Highlights

          WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2009)

                                    Including Sales Charge             Excluding Sales Charge         Expense Ratio
                              ---------------------------------  ---------------------------------  ----------------
SMALL COMPANY GROWTH FUND     6 Month*  1 Year  5 Year  10 Year  6 Month*  1 Year  5 Year  10 Year  Gross(4)  Net(5)
----------------------------  --------  ------  ------  -------  --------  ------  ------  -------  --------  ------
Class A (WFSAX)                (34.41)  (39.39) (8.32)   (0.60)   (30.41)  (35.70)  (7.23)  (0.01)    1.54%    1.45%
Class B (WFSBX)**              (35.71)  (41.20) (8.49)   (0.53)   (30.71)  (36.20)  (7.93)  (0.53)    2.29%    2.20%
Class C (WSMCX)                (31.68)  (37.16) (7.79)   (0.69)   (30.68)  (36.16)  (7.79)  (0.69)    2.29%    2.20%
Administrator Class (NVSCX)                                       (30.35)  (35.53)  (6.99)   0.24     1.36%    1.20%
Institutional Class (WSCGX)                                       (30.27)  (35.38)  (6.95)   0.26     1.09%    0.95%
Russell 2000 Growth Index(6)                                      (34.51)  (36.36)  (5.37)  (1.60)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Performance shown prior to the inception of the Class A, Class B and Class C shares on January 30, 2004, reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C shares sales charges and expenses, as applicable. Institutional Class shares incepted on March 31, 2008. Performance shown prior to the inception of the Institutional Class reflects the performance of the Administrator Class shares, which incepted on November 11, 1994, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(4.) Reflects the gross expense ratio as stated in the February 1, 2009, prospectus and includes gross expenses allocated from the master portfolio in which the Fund invests.

(5.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Russell 2000 Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

                      28 Wells Fargo Equity Gateway Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

Effective November 1, 2005, this Fund is closed to new investors.

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Peregrine Capital Management, Inc.

FUND MANAGERS

Jason R. Ballsrud, CFA
Tasso H. Coin, Jr., CFA
Douglas G. Pugh, CFA

FUND INCEPTION

June 1, 1997

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2009)

Ameristar Casinos Incorporated                                             1.95%
Cincinnati Bell Incorporated                                               1.85%
Energen Corporation                                                        1.70%
CKE Restaurants Incorporated                                               1.63%
ON Semiconductor Corporation                                               1.58%
Synnex Corporation                                                         1.55%
Berry Petroleum Company Class A                                            1.51%
Charles River Laboratories International Incorporated                      1.47%
ARGO Group International Holdings Limited                                  1.46%
Airtran Holdings Incorporated                                              1.35%

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2009)

                                  (PIE CHART)

Consumer Discretionary                                                     (21%)
Consumer Staples                                                            (2%)
Energy                                                                      (6%)
Financials                                                                 (30%)
Health Care                                                                 (5%)
Industrials                                                                (11%)
Information Technology                                                     (13%)
Materials                                                                   (6%)
Telecommunication Services                                                  (2%)
Utilities                                                                   (4%)

----------
(1.) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust. Holdings are subject to change and may have changed since the date specified.

(2.) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                      Wells Fargo Equity Gateway Funds 29


Performance Highlights

                      WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2009)

                                      Including Sales Charge             Excluding Sales Charge         Expense Ratio
                                ---------------------------------  ---------------------------------  ----------------
SMALL COMPANY VALUE FUND        6 Month*  1 Year  5 Year  10 Year  6 Month*  1 Year  5 Year  10 Year  Gross(4)  Net(5)
------------------------------  --------  ------  ------  -------  --------  ------  ------  -------  --------  ------
Class A (SCVAX)                 (47.64)   (49.37) (10.44)   2.54    (44.45)  (46.28)  (9.38)   3.15     1.55%    1.45%
Class B (SCVBX)**               (49.69)   (51.69) (10.69)   2.60    (44.69)  (46.69) (10.07)   2.60     2.30%    2.20%
Class C (SCVFX)                 (45.69)   (47.69) (10.05)   2.36    (44.69)  (46.69) (10.05)   2.36     2.30%    2.20%
Administrator Class (SCVIX)                                         (44.43)  (46.14)  (9.15)   3.36     1.37%    1.20%
Russell 2000(R) Value Index(6)                                      (39.64)  (38.89)  (5.30)  (4.87)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's Prospectus for additional information on these and other risks.

----------
(3.) The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolio in which it invests. Class A and Class B shares incepted on January 31, 2002. Class C shares incepted on August 30, 2002. Performance shown prior to the inception of the Class A, Class B, and Class C shares reflects the performance of the Small Company Value Portfolio, a master portfolio in which the Fund invests, adjusted to reflect Class A, Class B, and Class C sales charges and expenses, as applicable. Administrator Class shares incepted on January 31, 2002. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Small Company Value Portfolio, adjusted to reflect Administrator Class expenses. The Small Company Value Portfolio has a substantially similar investment objective and substantially similar investment strategies as the Fund. The Small Company Value Portfolio incepted on June 1, 1997.

(4.) Reflects the gross expense ratio as stated in the February 1, 2009, prospectus and includes gross expenses allocated from the master portfolio in which the Fund invests.

(5.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

                      30 Wells Fargo Equity Gateway Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas C. Biwer, CFA
Christian L. Chan, CFA
Mark D. Cooper, CFA
Andrew Owen, CFA
Craig R. Pieringer, CFA
I. Charles Rinaldi
James Tringas, CFA, CPA
Bryant VanCronkhite, CFA, CPA

FUND INCEPTION

January 31, 2006

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2009)

ATMI Incorporated                                                          1.71%
Randgold Resources Limited                                                 1.71%
Intermec Incorporated                                                      1.64%
Millipore Corporation                                                      1.33%
Electronic Arts Incorporated                                               1.26%
Molex Incorporated Class A                                                 1.24%
Clean Harbors Incorporated                                                 1.20%
Monro Muffler Incorporated                                                 1.20%
Aqua America Incorporated                                                  1.18%
Anworth Mortgage Asset Corporation                                         1.17%

                                  (PIE CHART)

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2009)

Consumer Discretionary                                                     (14%)
Consumer Staples                                                            (5%)
Energy                                                                      (7%)
Financials                                                                 (22%)
Health Care                                                                 (9%)
Industrials                                                                (18%)
Information Technology                                                     (18%)
Materials                                                                   (4%)
Utilities                                                                   (3%)

----------
(1.) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust. Holdings are subject to change and may have changed since the date specified.

(2.) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                       Wells Fargo Equity Gateway Funds 31


Performance Highlights

                WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2009)

                                       Including Sales Charge            Excluding Sales Charge         Expense Ratio
                                 --------------------------------   --------------------------------   ---------------
STRATEGIC SMALL CAP VALUE FUND   6 Month*   1 Year   Life of Fund   6 Month*   1 Year   Life of Fund   Gross(4)   Net(5)
------------------------------   --------   ------   ------------   --------   ------   ------------   --------   -----
Class A (WFRAX)                   (41.72)   (42.73)     (18.61)      (38.17)   (39.24)     (17.07)      17.36%    1.45%
Class C (WFRCX)                   (39.36)   (40.58)     (17.67)      (38.36)   (39.58)     (17.67)      17.45%    2.20%
Administrator Class (WFRDX)                                          (37.99)   (38.95)     (16.83)      18.57%    1.20%
Russell 2000 Value Index(6)                                          (39.64)   (38.89)     (15.47)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Class A, Class C, and Administrator Class shares incepted on October
     31, 2006. Performance shown prior to the inception of Class A and Class C reflects the performance of the Strategic Small Cap Value Portfolio, a master portfolio in which the Fund invests substantially all of its assets, adjusted to reflect Class A and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Administrator Class reflects the performance of the Strategic Small Cap Value Portfolio, a master portfolio in which the Fund invests substantially all of its assets, adjusted to reflect Administrator Class expenses. The Strategic Small Cap Value Portfolio has a substantially similar investment objective and substantially similar investment strategies as the Fund. The Strategic Small Cap Value Portfolio incepted on January 31, 2006.

(4.) Reflects the gross expense ratio as stated in the February 1, 2009, prospectus and includes gross expenses allocated from the master portfolio in which the Fund invests.

(5.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

                       32 Wells Fargo Equity Gateway Funds


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from October 1, 2008 to March 31, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                   Beginning         Ending       Expenses
                                                 Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND    10-01-2008       03-31-2009     Period(1)    Expense Ratio
----------------------------------------------   -------------   -------------   -----------   -------------
CLASS A
   Actual                                          $1,000.00       $  670.70        $4.79          1.15%
   Hypothetical (5% return before expenses)        $1,000.00       $1,019.20        $5.79          1.15%
Class B
   Actual                                          $1,000.00       $  669.60        $7.91          1.90%
   Hypothetical (5% return before expenses)        $1,000.00       $1,015.46        $9.55          1.90%
Class C
   Actual                                          $1,000.00       $  669.10        $7.91          1.90%
   Hypothetical (5% return before expenses)        $1,000.00       $1,015.46        $9.55          1.90%
ADMINISTRATOR Class
   Actual                                          $1,000.00       $  672.30        $3.96          0.95%
   Hypothetical (5% return before expenses)        $1,000.00       $1,020.19        $4.78          0.95%
INSTITUTIONAL CLASS
   Actual                                          $1,000.00       $  672.30        $2.92          0.70%
   Hypothetical (5% return before expenses)        $1,000.00       $1,021.44        $3.53          0.70%
INVESTOR CLASS
   Actual                                          $1,000.00       $  671.20        $5.00          1.20%
   Hypothetical (5% return before expenses)        $1,000.00       $1,018.95        $6.04          1.20%

                       Wells Fargo Equity Gateway Funds 33


Fund Expenses

                                                                Beginning        Ending         Expenses
                                                              Account Value   Account Value   Paid During     Net Annual
                                                               10-01-2008      03-31-2009      Period(1)    Expense Ratio
                                                              -------------   -------------   -----------   -------------
WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND
CLASS A
   Actual                                                       $1,000.00       $  696.80        $ 5.29         1.25%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,018.70        $ 6.29         1.25%
CLASS B
   Actual                                                       $1,000.00       $  694.10        $ 8.45         2.00%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,014.96        $10.05         2.00%
CLASS C
   Actual                                                       $1,000.00       $  694.30        $ 8.45         2.00%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,014.96        $10.05         2.00%
ADMINISTRATOR Class
   Actual                                                       $1,000.00       $  697.60        $ 4.23         1.00%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,019.95        $ 5.04         1.00%

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $  641.50        $ 4.09         1.00%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,019.95        $ 5.04         1.00%

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND
CLASS A
   Actual                                                       $1,000.00       $  689.80        $ 6.11         1.45%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,017.70        $ 7.29         1.45%
CLASS C
   Actual                                                       $1,000.00       $  687.50        $ 9.26         2.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,013.96        $11.05         2.20%
ADMINISTRATOR Class
   Actual                                                       $1,000.00       $  690.50        $ 5.06         1.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,018.95        $ 6.04         1.20%
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $  691.70        $ 4.01         0.95%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,020.19        $ 4.78         0.95%
INVESTOR CLASS
   Actual                                                       $1,000.00       $  690.20        $ 6.28         1.49%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,017.50        $ 7.49         1.49%

WELLS FARGO ADVANTAGE EQUITY INCOME FUND
CLASS A
   Actual                                                       $1,000.00       $  690.90        $ 4.64         1.10%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,019.45        $ 5.54         1.10%
CLASS B
   Actual                                                       $1,000.00       $  687.80        $ 7.78         1.85%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,015.71        $ 9.30         1.85%
CLASS C
   Actual                                                       $1,000.00       $  687.80        $ 7.78         1.85%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,015.71        $ 9.30         1.85%
ADMINISTRATOR Class
   Actual                                                       $1,000.00       $  691.30        $ 3.58         0.85%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,020.69        $ 4.28         0.85%

                       34 Wells Fargo Equity Gateway Funds


                                                                   Fund Expenses

                                                                Beginning        Ending         Expenses
                                                              Account Value   Account Value   Paid During     Net Annual
                                                               10-01-2008      03-31-2009      Period(1)    Expense Ratio
                                                              -------------   -------------   -----------   -------------
WELLS FARGO ADVANTAGE EQUITY VALUE FUND
CLASS A
   Actual                                                       $1,000.00       $  690.50        $ 5.27         1.25%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,018.70        $ 6.29         1.25%
CLASS B
   Actual                                                       $1,000.00       $  687.90        $ 8.42         2.00%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,014.96        $10.05         2.00%
CLASS C
   Actual                                                       $1,000.00       $  687.60        $ 8.41         2.00%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,014.96        $10.05         2.00%
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $  691.00        $ 4.22         1.00%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,019.95        $ 5.04         1.00%
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $  691.90        $ 3.16         0.75%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.19        $ 3.78         0.75%

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND
CLASS A
   Actual                                                       $1,000.00       $  691.80        $ 6.33         1.50%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,017.45        $ 7.54         1.50%
CLASS B
   Actual                                                       $1,000.00       $  689.80        $ 9.48         2.25%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,013.71        $11.30         2.25%
CLASS C
   Actual                                                       $1,000.00       $  689.40        $ 9.49         2.25%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,013.71        $11.30         2.25%
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $  692.30        $ 5.27         1.25%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,018.70        $ 6.29         1.25%
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $  693.40        $ 4.43         1.05%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,019.70        $ 5.29         1.05%

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND
CLASS A
   Actual                                                       $1,000.00       $  666.00        $ 6.23         1.50%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,017.45        $ 7.54         1.50%
CLASS B
   Actual                                                       $1,000.00       $  663.20        $ 9.33         2.25%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,013.71        $11.30         2.25%
CLASS C
   Actual                                                       $1,000.00       $  663.60        $ 9.33         2.25%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,013.71        $11.30         2.25%
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $  666.70        $ 5.19         1.25%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,018.70        $ 6.29         1.25%
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $  667.60        $ 4.37         1.05%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,019.70        $ 5.29         1.05%

                       Wells Fargo Equity Gateway Funds 35


Fund Expenses

                                                                Beginning        Ending         Expenses
                                                              Account Value   Account Value   Paid During     Net Annual
                                                               10-01-2008      03-31-2009      Period(1)    Expense Ratio
                                                              -------------   -------------   -----------   -------------
WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND
CLASS A(2)
   Actual                                                       $1,000.00       $  716.60       $ 5.26          1.23%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,018.80       $ 6.19          1.23%
Class B(2)
   Actual                                                       $1,000.00       $  712.20       $ 8.45          1.98%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,015.06       $ 9.95          1.98%
Class C(2)
   Actual                                                       $1,000.00       $  712.20       $ 8.45          1.98%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,015.06       $ 9.95          1.98%
ADMINISTRATOR CLASS(2)
   Actual                                                       $1,000.00       $  716.00       $ 4.28          1.00%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,019.95       $ 5.04          1.00%
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $  716.60       $ 3.00          0.70%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.44       $ 3.53          0.70%

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
CLASS A
   Actual                                                       $1,000.00       $  767.00       $ 5.29          1.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,018.95       $ 6.04          1.20%
CLASS B
   Actual                                                       $1,000.00       $  764.10       $ 8.58          1.95%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,015.21       $ 9.80          1.95%
CLASS C
   Actual                                                       $1,000.00       $  764.40       $ 8.58          1.95%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,015.21       $ 9.80          1.95%
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $  768.00       $ 4.19          0.95%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,020.19       $ 4.78          0.95%
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $  769.10       $ 3.31          0.75%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.19       $ 3.78          0.75%
INVESTOR CLASS
   Actual                                                       $1,000.00       $  767.00       $ 5.59          1.27%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,018.60       $ 6.39          1.27%

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND
CLASS A(2)
   Actual                                                       $1,000.00       $  695.90       $ 6.13          1.45%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,017.70       $ 7.29          1.45%
CLASS B(2)
   Actual                                                       $1,000.00       $  692.90       $ 9.29          2.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,013.96       $11.05          2.20%
CLASS C(2)
   Actual                                                       $1,000.00       $  693.20       $ 9.29          2.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,013.96       $11.05          2.20%

                       36 Wells Fargo Equity Gateway Funds


                                                                   Fund Expenses

                                                                Beginning        Ending         Expenses
                                                              Account Value   Account Value   Paid During     Net Annual
                                                               10-01-2008      03-31-2009      Period(1)    Expense Ratio
                                                              -------------   -------------   -----------   -------------
WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND (continued)
ADMINISTRATOR CLASS(2)
   Actual                                                       $1,000.00       $  696.50        $ 5.08         1.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,018.95        $ 6.04         1.20%
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $  697.30        $ 4.02         0.95%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,020.19        $ 4.78         0.95%
WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND
CLASS A
   Actual                                                       $1,000.00       $  555.50        $ 5.62         1.45%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,017.70        $ 7.29         1.45%
CLASS B
   Actual                                                       $1,000.00       $  553.10        $ 8.52         2.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,013.96        $11.05         2.20%
CLASS C
   Actual                                                       $1,000.00       $  553.10        $ 8.52         2.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,013.96        $11.05         2.20%
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $  555.70        $ 4.65         1.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,018.95        $ 6.04         1.20%
WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND
CLASS A
   Actual                                                       $1,000.00       $  618.30        $ 5.85         1.45%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,017.70        $ 7.29         1.45%
CLASS C
   Actual                                                       $1,000.00       $  616.40        $ 8.87         2.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,013.96        $11.05         2.20%
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $  620.10        $ 4.85         1.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,018.95        $ 6.04         1.20%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

(2.) The contractual net operating expense ratios shown differ from the net expense ratios reflected in the Financial Highlights, which are based on the blended net expense ratios of the share classes of the Funds inclusive of the additional voluntary waivers and/or reimbursements made by the investment adviser.

                      Wells Fargo Equity Gateway Funds 37


Portfolio of Investments--March 31, 2009 (Unaudited)

C&B LARGE CAP VALUE FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.98%
         N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                           $   350,939,132
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $538,207,673)                                            350,939,132
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $538,207,673)                                                                   99.98%                 $   350,939,132
OTHER ASSETS AND LIABILITIES, NET                                                      0.02                           66,453
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   351,005,585
                                                                                     ------                  ---------------

DIVERSIFIED EQUITY FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.01%
         N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                           $    43,400,823
         N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                 25,500,513
         N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                     6,013,657
         N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                      43,376,634
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                       43,084,303
         N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                             129,441,468
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                 18,915,818
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                               19,153,946
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                19,153,617
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                19,044,591
         N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                             12,737,695
         N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                               93,525,309
         N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                    17,668,818
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                               11,462,026
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                 1,837,438
         N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                          15,928,054
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $666,734,973)                                            520,244,710
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $666,734,973)                                                                  100.01%                 $   520,244,710
OTHER ASSETS AND LIABILITIES, NET                                                     (0.01)                         (57,834)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   520,186,876
                                                                                     ------                  ---------------

The accompanying notes are an integral part of these financial statements.

                      38 Wells Fargo Equity Gateway Funds


                            Portfolio of Investments--March 31, 2009 (Unaudited)

DIVERSIFIED SMALL CAP FUND

 FACE/SHARE
  AMOUNT       SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.04%
         N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                               $    40,735,547
         N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                   117,188,603
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                               76,073,325
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                11,876,597
         N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                         105,542,888
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $518,475,756)                                            351,416,960
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $518,475,756)                                                                  100.04%                 $   351,416,960
OTHER ASSETS AND LIABILITIES, NET                                                     (0.04)                        (130,814)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   351,286,146
                                                                                     ------                  ---------------

EMERGING GROWTH FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 97.38%
         N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                               $     2,176,693
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $2,543,236)                                                2,176,693
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,543,236)                                                                     97.38%                 $     2,176,693
OTHER ASSETS AND LIABILITIES, NET                                                      2.62                           58,644
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                      $2,235,337
                                                                                     ------                  ---------------

EQUITY INCOME FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                     VALUE
------------   ------------------------------------------------------------------                            ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.25%
         N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                 $   105,371,624
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $406,970,607)                                            105,371,624
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $406,970,607)                                                                  100.25%                 $   105,371,624
OTHER ASSETS AND LIABILITIES, NET                                                     (0.25)                        (261,967)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   105,109,657
                                                                                     ------                  ---------------


The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Equity Gateway Funds 39


Portfolio of Investments--March 31, 2009 (Unaudited)

EQUITY VALUE FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.88%
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                  $   189,715,561
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $230,780,573)                                            189,715,561
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $230,780,573)                                                                   99.88%                 $   189,715,561
OTHER ASSETS AND LIABILITIES, NET                                                      0.12                          233,898
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   189,949,459
                                                                                     ------                  ---------------

GROWTH EQUITY FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.07%
         N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                            $     5,295,927
         N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                     4,328,161
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                  7,914,433
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                7,919,937
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                 7,939,904
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                 7,920,845
         N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                               32,931,284
         N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                    12,396,349
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                8,237,425
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                 1,219,212
         N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                          11,317,899
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $135,681,751)                                            107,421,376
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $135,681,751)                                                                  100.07%                 $   107,421,376
OTHER ASSETS AND LIABILITIES, NET                                                     (0.07)                         (73,308)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                    $107,348,068
                                                                                     ------                  ---------------

INTERNATIONAL VALUE FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.55%
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                           $   162,065,594
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $315,294,649)                                            162,065,594
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $315,294,649)                                                                   99.55%                 $   162,065,594
OTHER ASSETS AND LIABILITIES, NET                                                      0.45                          736,873
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   162,802,467
                                                                                     ------                  ---------------

The accompanying notes are an integral part of these financial statements.

                      40 Wells Fargo Equity Gateway Funds


                            Portfolio of Investments--March 31, 2009 (Unaudited)

LARGE CAP APPRECIATION FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.88%
         N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                        $    55,942,275
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $64,559,674)                                              55,942,275
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $64,559,674)                                                                    99.88%                 $    55,942,275
OTHER ASSETS AND LIABILITIES, NET                                                      0.12                           69,164
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $    56,011,439
                                                                                     ------                  ---------------

LARGE COMPANY GROWTH FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.12%
         N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                          $   518,177,731
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $677,570,178)                                            518,177,731
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $677,570,178)                                                                  100.12%                 $   518,177,731
OTHER ASSETS AND LIABILITIES, NET                                                     (0.12)                        (616,811)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   517,560,920
                                                                                     ------                  ---------------

SMALL COMPANY GROWTH FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.00%
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                          $   191,604,657
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $256,275,411)                                            191,604,657
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $256,275,411)                                                                  100.00%                 $   191,604,657
OTHER ASSETS AND LIABILITIES, NET                                                      0.00                           (8,373)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   191,596,284
                                                                                     ------                  ---------------

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Equity Gateway Funds 41


Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY VALUE FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.94%
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                           $   160,584,247
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $251,404,482)                                            160,584,247
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $251,404,482)                                                                   99.94%                 $   160,584,247
OTHER ASSETS AND LIABILITIES, NET                                                      0.06                           96,548
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   160,680,795
                                                                                     ------                  ---------------

STRATEGIC SMALL CAP VALUE FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                     VALUE
------------   ------------------------------------------------------------------                            ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 95.63%
         N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                     $       355,967
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $592,854)                                                    355,967
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $592,854)                                                                       95.41%                 $       355,967
OTHER ASSETS AND LIABILITIES, NET                                                      4.59                           17,127
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $       373,094
                                                                                     ------                  ---------------

The accompanying notes are an integral part of these financial statements.

                       42 Wells Fargo Equity Gateway Funds


                 Statements of Assets and Liabilities-March 31, 2009 (Unaudited)

                                                                                               C&B Large      Diversified
                                                                                               Cap Value        Equity
                                                                                                 Fund            Fund
                                                                                             -------------   -------------
ASSETS
   Investments
      In affiliated Master Portfolios ....................................................   $ 350,939,132   $ 520,244,710
                                                                                             -------------   -------------
   Total investments at value (see cost below) ...........................................     350,939,132     520,244,710
                                                                                             -------------   -------------
   Cash ..................................................................................          25,000          25,000
   Receivable for Fund shares issued .....................................................         348,373         394,598
   Receivable from investment advisor and affiliates .....................................               0               0
   Prepaid expenses and other assets .....................................................               0               0
                                                                                             -------------   -------------
Total assets .............................................................................     351,312,505     520,664,308
                                                                                             -------------   -------------
LIABILITIES
   Payable for Fund shares redeemed ......................................................         122,883         183,892
   Payable to investment advisor and affiliates (Note 3) .................................           9,130          65,693
   Accrued expenses and other liabilities ................................................         174,907         227,847
                                                                                             -------------   -------------
Total liabilities ........................................................................         306,920         477,432
                                                                                             -------------   -------------
TOTAL NET ASSETS .........................................................................   $ 351,005,585   $ 520,186,876
                                                                                             -------------   -------------
NET ASSETS CONSIST OF
   Paid-in capital .......................................................................   $ 617,524,223   $ 751,372,300
   Undistributed net investment income (loss) ............................................       1,478,916       1,422,900
   Undistributed net realized gain (loss) on investments .................................     (80,729,013)    (86,118,061)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
      translation of assets and liabilities denominated in foreign currencies ............    (187,268,541)   (146,490,263)
                                                                                             -------------   -------------
TOTAL NET ASSETS .........................................................................   $ 351,005,585   $ 520,186,876
                                                                                             -------------   -------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
   Net assets - Class A ..................................................................   $  23,937,000   $  62,653,288
   Shares outstanding - Class A ..........................................................       4,745,807       3,637,325
   Net asset value per share - Class A ...................................................   $        5.04   $       17.23
   Maximum offering price per share - Class A(2) .........................................   $        5.35   $       18.28
   Net assets - Class B ..................................................................   $   7,255,510   $   9,792,761
   Shares outstanding - Class B ..........................................................       1,440,628         603,642
   Net asset value and offering price per share - Class B ................................   $        5.04   $       16.22
   Net assets - Class C ..................................................................   $   5,305,735   $   2,263,233
   Shares outstanding - Class C ..........................................................       1,054,068         136,625
   Net asset value and offering price per share - Class C ................................   $        5.03   $       16.57
   Net assets - Administrator Class ......................................................   $ 186,071,515   $ 445,477,594
   Shares outstanding - Administrator Class ..............................................      36,913,740      25,826,981
   Net asset value and offering price per share - Administrator Class ....................   $        5.04   $       17.25
   Net assets - Institutional Class ......................................................   $  18,571,716              NA
   Shares outstanding -- Institutional Class .............................................       3,674,902              NA
   Net asset value and offering price per share - Institutional Class ....................   $        5.05              NA
   Net assets - Investor Class ...........................................................   $ 109,864,109              NA
   Shares outstanding -- Investor Class ..................................................      21,828,909              NA
   Net asset value and offering price per share - Investor Class .........................   $        5.03              NA
                                                                                             -------------   -------------
Investments at cost ......................................................................   $ 538,207,673   $ 666,734,973
                                                                                             -------------   -------------

----------
1.   Each Fund has an unlimited number of authorized shares.

2. Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Equity Gateway Funds 43


Statements of Assets and Liabilities-March 31, 2009 (Unaudited)

 Diversified       Emerging         Equity           Equity          Growth        International
  Small Cap         Growth          Income           Value           Equity            Value
    Fund             Fund           Fund             Fund             Fund             Fund
-------------    -----------    -------------    -------------    -------------    -------------


$ 351,416,960    $ 2,176,693    $ 105,371,624    $ 189,715,561    $ 107,421,376    $ 162,065,594
-------------    -----------    -------------    -------------    -------------    -------------
  351,416,960      2,176,693      105,371,624      189,715,561      107,421,376      162,065,594
-------------    -----------    -------------    -------------    -------------    -------------
       25,000              0                0                0           25,000           25,157
       30,722              0           19,898          235,126              527        1,068,562
            0          7,810              542            2,653                0           15,382
            0         62,093                0           40,100                0                0
-------------    -----------    -------------    -------------    -------------    -------------
  351,472,682      2,246,596      105,392,064      189,993,440      107,446,903      163,174,695
-------------    -----------    -------------    -------------    -------------    -------------

       25,497              0          173,764           11,994           37,546          231,790
       61,399              0                0                0           18,546                0
       99,640         11,259          108,643           31,987           42,743          140,438
-------------    -----------    -------------    -------------    -------------    -------------
      186,536         11,259          282,407           43,981           98,835          372,228
-------------    -----------    -------------    -------------    -------------    -------------
$ 351,286,146    $ 2,235,337    $ 105,109,657    $ 189,949,459    $ 107,348,068    $ 162,802,467
-------------    -----------    -------------    -------------    -------------    -------------

$ 639,688,204    $ 5,113,048    $ 409,297,824    $ 328,285,585    $ 151,669,637    $ 341,816,212
    1,971,486        (29,394)         (54,634)         951,052         (854,129)       2,044,595
 (123,314,748)    (2,481,774)      (2,534,550)     (98,222,166)     (15,207,065)     (27,829,285)
 (167,058,796)      (366,543)    (301,598,983)     (41,065,012)     (28,260,375)    (153,229,055)
-------------    -----------    -------------    -------------    -------------    -------------
$ 351,286,146    $ 2,235,337    $ 105,109,657    $ 189,949,459    $ 107,348,068    $ 162,802,467
-------------    -----------    -------------    -------------    -------------    -------------

           NA    $    10,256    $  68,192,525    $   3,276,716    $  12,570,757    $  20,419,690
           NA          1,747        7,150,096          408,186        1,712,089        2,535,350
           NA    $      5.87    $        9.54    $        8.03    $        7.34    $        8.05
           NA    $      6.23    $       10.12    $        8.52    $        7.79    $        8.54
           NA             NA    $   4,103,095    $     734,172    $   1,491,997    $     448,491
           NA             NA          429,604           91,816          276,958           55,830
           NA             NA    $        9.55    $        8.00    $        5.39    $        8.03
           NA    $     6,181    $   1,409,653    $     536,637    $     355,788    $     539,737
           NA          1,060          135,637           67,401           58,426           67,539
           NA    $      5.83    $       10.39    $        7.96    $        6.09    $        7.99
$ 351,286,146    $    41,277    $  31,404,384    $ 132,219,281    $  87,140,942    $ 140,802,375
   52,641,307          7,006        3,298,753       16,222,371       11,459,695       17,468,993
$        6.67    $      5.89    $        9.52    $        8.15    $        7.60    $        8.06
           NA    $     6,259               NA    $  53,182,653    $   5,788,584    $     592,174
           NA          1,060               NA        6,524,857          761,387           73,362
           NA    $      5.90               NA    $        8.15    $        7.60    $        8.07
           NA    $ 2,171,364               NA               NA               NA               NA
           NA        370,740               NA               NA               NA               NA
           NA    $      5.86               NA               NA               NA               NA
-------------    -----------    -------------    -------------    -------------    -------------
$ 518,475,756    $ 2,543,236    $ 406,970,607    $ 230,780,573    $ 135,681,751    $ 315,294,649
-------------    -----------    -------------    -------------    -------------    -------------

                       44 Wells Fargo Equity Gateway Funds


                 Statements of Assets and Liabilities-March 31, 2009 (Unaudited)

                                                                                               Large Cap         Large
                                                                                             Appreciation       Company
                                                                                                 Fund         Growth Fund
                                                                                             ------------    -------------
ASSETS
   Investments
      In affiliated Master Portfolios ....................................................   $ 55,942,275    $ 518,177,731
                                                                                             ------------    -------------
   Total investments at value (see cost below) ...........................................     55,942,275      518,177,731
                                                                                             ------------    -------------
   Cash ..................................................................................         28,000           30,000
   Receivable for Fund shares issued .....................................................         17,728           23,017
   Receivable from investment advisor and affiliates .....................................          3,866                0
   Prepaid expenses and other assets .....................................................         40,490                0
                                                                                             ------------    -------------
Total assets .............................................................................     56,032,359      518,230,748
                                                                                             ------------    -------------
LIABILITIES
   Payable for Fund shares redeemed ......................................................          1,600          136,413
   Payable to investment advisor and affiliates (Note 3) .................................              0           61,131
   Accrued expenses and other liabilities ................................................         19,320          472,284
                                                                                             ------------    -------------
Total liabilities ........................................................................         20,920          669,828
                                                                                             ------------    -------------
TOTAL NET ASSETS .........................................................................   $ 56,011,439    $ 517,560,920
                                                                                             ------------    -------------
NET ASSETS CONSIST OF
   Paid-in capital .......................................................................   $ 97,461,899    $ 897,432,879
   Undistributed net investment income (loss) ............................................         83,899        2,017,384
   Undistributed net realized gain (loss) on investments .................................    (32,916,960)    (222,496,896)
   Net unrealized appreciation (depreciation) of investments, foreign currencies
      and translation of assets and liabilities denominated in foreign currencies ........     (8,617,399)    (159,392,447)
                                                                                             ------------    -------------
TOTAL NET ASSETS .........................................................................   $ 56,011,439    $ 517,560,920
                                                                                             ------------    -------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
   Net assets - Class A ..................................................................   $  5,123,498    $ 168,140,733
   Shares outstanding - Class A ..........................................................        810,124        4,866,300
   Net asset value per share - Class A ...................................................   $       6.32    $       34.55
   Maximum offering price per share - Class A(2) .........................................   $       6.71    $       36.66
   Net assets - Class B ..................................................................   $    900,423    $  11,808,515
   Shares outstanding - Class B ..........................................................        151,485          388,666
   Net asset value and offering price per share - Class B ................................   $       5.94    $       30.38
   Net assets - Class C ..................................................................   $    316,779    $   4,086,884
   Shares outstanding - Class C ..........................................................         53,297          134,200
   Net asset value and offering price per share - Class C ................................   $       5.94    $       30.45
   Net assets - Administrator Class ......................................................   $ 46,294,286    $ 253,597,917
   Shares outstanding - Administrator Class ..............................................      7,250,244        7,703,589
   Net asset value and offering price per share - Administrator Class ....................   $       6.39    $       32.92
   Net assets - Institutional Class ......................................................   $  3,376,453    $  28,785,322
   Shares outstanding - Institutional Class ..............................................        528,876          873,950
   Net asset value and offering price per share - Institutional Class ....................   $       6.38    $       32.94
   Net assets - Investor Class ...........................................................             NA    $  51,141,549
   Shares outstanding - Investor Class ...................................................             NA        1,569,952
   Net asset value and offering price per share - Investor Class .........................             NA    $       32.58
                                                                                             ------------    -------------
Investments at cost ......................................................................   $ 64,559,674    $ 677,570,178
                                                                                             ------------    -------------

The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Equity Gateway Funds 45


Statements of Assets and Liabilities-March 31, 2009 (Unaudited)

    Small            Small         Strategic
   Company          Company        Small Cap
 Growth Fund       Value Fund     Value Fund
-------------    -------------    ----------


$ 191,604,657    $ 160,584,247     $ 355,967
-------------    -------------     ---------
  191,604,657      160,584,247       355,967
-------------    -------------     ---------
       25,000           25,000             0
        4,271          146,723             0
        1,739                0         6,317
            0                0        33,356
-------------    -------------     ---------
  191,635,667      160,755,970       395,640
-------------    -------------     ---------

        2,644            2,097             0
            0            2,240             0
       36,739           70,838        22,546
-------------    -------------     ---------
       39,383           75,175        22,546
-------------    -------------     ---------
$ 191,596,284    $ 160,680,795     $ 373,094
-------------    -------------     ---------

$ 413,733,885    $ 380,549,387     $ 704,810
   (1,260,675)       1,130,608         3,985
 (156,206,172)    (130,178,965)      (98,814)
  (64,670,754)     (90,820,235)     (236,887)
-------------    -------------     ---------
$ 191,596,284    $ 160,680,795     $ 373,094
-------------    -------------     ---------
$   1,496,757    $  17,065,290     $ 158,141
      117,054        2,929,266        29,924
$       12.79    $        5.83     $    5.28
$       13.57    $        6.19     $    5.60
$     229,372    $   2,286,627            NA
       18,857          418,088            NA
$       12.16    $        5.47            NA
$     212,505    $     827,737     $ 209,628
       17,290          151,339        40,394
$       12.29    $        5.47     $    5.19
$ 150,395,948    $ 140,501,141     $   5,325
   11,559,629       23,917,895         1,043
$       13.01    $        5.87     $    5.11
$  39,261,702               NA            NA
    3,011,646               NA            NA
$       13.04               NA            NA
           NA               NA            NA
           NA               NA            NA
           NA               NA            NA
-------------    -------------     ---------
$ 256,275,411    $ 251,404,482     $ 592,854
-------------    -------------     ---------

                       46 Wells Fargo Equity Gateway Funds


   Statements of Operations--For the Six Months Ended March 31, 2009 (Unaudited)

                                                                                               C&B Large       Diversified
                                                                                               Cap Value          Equity
                                                                                                  Fund            Fund
                                                                                             -------------    -------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios .................................   $   5,348,317    $   7,080,116
   Interest allocated from affiliated Master Portfolios ..................................               0                0
   Expenses allocated from affiliated Master Portfolios ..................................      (1,288,052)      (1,723,702)
   Waivers allocated from affiliated Master Portfolios ...................................         237,956          173,000
                                                                                             -------------    -------------
Total investment income ..................................................................       4,298,221        5,529,414
                                                                                             -------------    -------------
EXPENSES
   Advisory fees .........................................................................               0          705,460
   Administration fees
      Fund Level .........................................................................          88,251          141,092
      Class A ............................................................................          37,888           93,027
      Class B ............................................................................          12,076           17,094
      Class C ............................................................................           8,631            3,441
      Administrator Class ................................................................          89,376          241,626
      Institutional Class ................................................................           7,936               NA
      Investor Class .....................................................................         221,629               NA
   Shareholder servicing fees (Note 3) ...................................................         404,065          705,238
   Accounting fees .......................................................................          40,914           37,927
   Distribution fees (Note 3)
      Class B ............................................................................          32,346           45,789
      Class C ............................................................................          23,119            9,217
   Professional fees .....................................................................           9,125           12,165
   Registration fees .....................................................................          33,750           16,306
   Shareholder reports ...................................................................         122,152           82,706
   Trustees' fees ........................................................................           5,289            5,289
   Other fees and expenses ...............................................................           9,437           15,390
                                                                                             -------------    -------------
Total expenses ...........................................................................       1,145,984        2,131,767
                                                                                             -------------    -------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..........................................        (306,073         (704,645)
   Net expenses ..........................................................................         839,911        1,427,122
                                                                                             -------------    -------------
Net investment income (loss) .............................................................       3,458,310        4,102,292
                                                                                             -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Collateral received for securities loaned from Master Portfolios ......................        (590,806)        (848,372)
   Securities transactions allocated from Master Portfolios ..............................     (41,391,592)     (72,136,250)
   Forward foreign currency contracts allocated from Master Portfolios ...................               0         (100,279)
   Futures transactions allocated from Master Portfolios .................................               0         (708,222)
                                                                                             -------------    -------------
Net realized gain and loss from investments ..............................................     (41,982,398)     (73,793,123)
                                                                                             -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities transactions allocated from Master Portfolios ..............................    (125,047,550)    (168,928,301)
   Forwards, futures, options, swaps and short sales allocated from Master Portfolios ....               0          146,880
                                                                                             -------------    -------------
Net change in unrealized appreciation (depreciation) of investments ......................    (125,047,550)    (168,781,421)
                                                                                             -------------    -------------
Net realized and unrealized gain (loss) on investments ...................................    (167,029,948)    (242,574,544)
                                                                                             -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................   $(163,571,638)   $(238,472,252)
                                                                                             =============    =============
1. Net of foreign withholding taxes of ...................................................   $         291    $      78,200

The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Equity Gateway Funds 47


Statements of Operations--For the Six Months Ended March 31, 2009 (Unaudited)

 Diversified       Emerging        Equity          Equity          Growth       International
  Small Cap         Growth         Income          Value           Equity           Value
    Fund            Fund            Fund            Fund            Fund            Fund
-------------    -----------    ------------    ------------    ------------    -------------

$   3,137,106    $     4,999    $  2,386,175    $  2,997,837    $  1,119,052    $  2,540,130
        2,031              0               0               0               0               0
   (1,315,834)       (11,686)       (474,295)       (720,640)       (477,599)       (936,316)
      212,566            608          59,388          29,832          50,476          40,614
-------------    -----------    ------------    ------------    ------------    ------------
    2,035,869         (6,079)      1,971,268       2,307,029         691,929       1,644,428
-------------    -----------    ------------    ------------    ------------    ------------

      479,679              0               0               0         151,284               0

       95,936            635          31,832          49,316          30,257          43,647
           NA             15         109,573           4,528          19,622          26,050
           NA             NA           7,592           1,296           2,493             805
           NA              9           2,328             927             657             751
      191,872             22          20,988          69,304          47,594          77,115
           NA              2              NA          21,534           3,830             256
           NA          4,870              NA              NA              NA              NA
      479,679          3,165         158,034         171,482         139,317         217,436
       20,740         24,654          20,056          28,278          13,762          22,938

           NA             NA          20,336           3,470           6,677           2,157
           NA             25           6,236           2,483           1,760           2,012
       12,249         11,600          11,448          11,404          12,237          11,421
       10,004         13,537           9,158          11,743          13,868          16,495
       30,345          2,685           7,347          27,274          10,252          57,958
        5,289          5,289           5,289           5,289           5,289           5,289
        6,876            723           2,490           4,187           3,888           5,189
-------------    -----------    ------------    ------------    ------------    ------------
    1,332,669         67,231         412,707         412,515         462,787         489,519
-------------    -----------    ------------    ------------    ------------    ------------

     (517,155)       (59,449)       (153,205)       (172,311)       (114,425)       (265,865)
      815,514          7,782         259,502         240,204         348,362         223,654
-------------    -----------    ------------    ------------    ------------    ------------
    1,220,355        (13,861)      1,711,766       2,066,825         343,567       1,420,774
-------------    -----------    ------------    ------------    ------------    ------------


   (1,435,318)       (17,134)       (155,377)       (332,925)       (183,155)              0
  (81,239,138)      (838,286)       (669,325)    (68,164,800)    (10,610,681)    (18,312,542)
            0              0               0               0         (41,732)              0
   (1,214,930)             0               0               0        (134,971)              0
-------------    -----------    ------------    ------------    ------------    ------------
  (83,889,386)      (855,420)       (824,702)    (68,497,725)    (10,970,539)    (18,312,542)
-------------    -----------    ------------    ------------    ------------    ------------

 (120,915,226)      (278,007)    (56,544,055)    (14,038,617)    (47,093,671)    (61,323,002)
      231,202              0               0               0         (13,376               0
-------------    -----------    ------------    ------------    ------------    ------------
 (120,684,024)      (278,007)    (56,544,055)    (14,038,617)    (47,107,047)    (61,323,002)
-------------    -----------    ------------    ------------    ------------    ------------
 (204,573,410)    (1,133,427)    (57,368,757)    (82,536,342)    (58,077,586)    (79,635,544)
-------------    -----------    ------------    ------------    ------------    ------------
$(203,353,055)   $(1,147,288)   $(55,656,991)   $(80,469,517)   $(57,734,019)   $(78,214,770)
=============    ===========    ============    ============    ============    ============
$       5,390    $         4    $        232    $      2,187    $     34,059    $    167,641

                       48 Wells Fargo Equity Gateway Funds


   Statements of Operations--For the Six Months Ended March 31, 2009 (Unaudited)

                                                                                     Large Cap         Large
                                                                                   Appreciation       Company
                                                                                       Fund         Growth Fund
                                                                                   ------------    -------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios .......................   $    520,672    $   5,239,834
   Expenses allocated from affiliated Master Portfolios ........................       (229,832)      (2,197,304)
   Waivers allocated from affiliated Master Portfolios .........................         10,827          297,828
                                                                                   ------------    -------------
Total investment income ........................................................        301,667        3,340,358
                                                                                   ------------    -------------
EXPENSES
   Advisory fees ...............................................................              0                0
   Administration fees
      Fund Level ...............................................................         15,077          155,992
      Class A ..................................................................          8,946          236,588
      Class B ..................................................................          1,549           19,691
      Class C ..................................................................            513            6,102
      Administrator Class ......................................................         23,917          177,678
      Institutional Class ......................................................          1,844           12,178
      Investor Class ...........................................................             NA           99,893
   Shareholder servicing fees (Note 3) .........................................         58,701          741,321
   Accounting fees .............................................................         16,261           42,081
   Distribution fees (Note 3)
      Class B ..................................................................          4,150           52,744
      Class C ..................................................................          1,375           16,344
   Professional fees ...........................................................         11,409           11,202
   Registration fees ...........................................................          8,861           22,718
   Shareholder reports .........................................................         11,023          173,048
   Trustees' fees ..............................................................          5,289            5,289
   Other fees and expenses .....................................................          2,864           12,148
                                                                                   ------------    -------------
Total expenses .................................................................        171,779        1,785,017
                                                                                   ------------    -------------
LESS
   Waived fees and reimbursed expenses (Note 3) ................................       (102,450)        (366,538)
   Net expenses ................................................................         69,329        1,418,479
                                                                                   ------------    -------------
Net investment income (loss) ...................................................        232,338        1,921,879
                                                                                   ------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Collateral received for securities loaned from Master Portfolios ............        (95,387)      (1,948,319)
   Securities transactions allocated from Master Portfolios ....................    (27,870,197)     (53,051,741)
   Forward foreign currency contracts allocated from Master Portfolios .........              0                0
   Futures transactions allocated from Master Portfolios .......................              0                0
                                                                                   ------------    -------------
Net realized gain and loss from investments ....................................    (27,965,584)     (55,000,060)
                                                                                   ------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities transactions allocated from Master Portfolios ....................      2,918,259     (177,074,041)
                                                                                   ------------    -------------
Net change in unrealized appreciation (depreciation) of investments ............      2,918,259     (177,074,041)
                                                                                   ------------    -------------
Net realized and unrealized gain (loss) on investments .........................    (25,047,325)    (232,074,101)
                                                                                   ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................   $(24,814,987)   $(230,152,222)
                                                                                   ------------    -------------
1. Net of foreign withholding taxes of .........................................   $          0    $           0

The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Equity Gateway Funds 49


Statements of Operations--For the Six Months Ended March 31, 2009 (Unaudited)

    Small           Small         Strategic
   Company         Company        Small Cap
 Growth Fund      Value Fund     Value Fund
------------    -------------    ----------

$    463,517    $   2,427,058    $   5,053
    (886,163)        (798,048)      (1,929)
      10,857            4,546          698
------------    -------------    ---------
    (411,789)       1,633,556        3,822
------------    -------------    ---------

           0                0            0

      49,978           44,809          108
       2,151           28,534          290
         325            3,988           NA
         292            1,405          310
      79,643           77,501            3
      15,460               NA           NA
          NA               NA           NA
     188,732          224,045          542
      26,846           14,745       15,961

         869           10,682           NA
         782            3,763          829
      11,425           11,392        5,288
      16,658           13,805        4,329
      28,016           28,108        1,050
       5,289            5,289        5,289
       4,917            4,468        1,025
------------    -------------    ---------
     431,383          472,534       35,024
------------    -------------    ---------

    (172,847)        (145,048)     (32,286)
     258,536          327,486        2,738
------------    -------------    ---------
    -670,325        1,306,070        1,084
------------    -------------    ---------


    (713,399)        (485,064)           0
 (74,491,239)     (93,391,886)     (86,861)
           0                0            0
           0                0            0
------------    -------------    ---------
 (75,204,638)     (93,876,950)     (86,861)
------------    -------------    ---------

 (16,514,633)     (33,947,597)    (163,723)
------------    -------------    ---------
 (16,514,633)     (33,947,597)    (163,723)
------------    -------------    ---------
 (91,719,271)    (127,824,547)    (250,584)
------------    -------------    ---------
$(92,389,596)   $(126,518,477)   $(249,500)
------------    -------------    ---------
$          0    $           0    $      19

                       50 Wells Fargo Equity Gateway Funds


                                             Statements of Changes in Net Assets

                                                                                   C&B LARGE CAP VALUE FUND
                                                                            -------------------------------------
                                                                                For the
                                                                            Six Months Ended         For the
                                                                             March 31, 2009         Year Ended
                                                                               (Unaudited)     September 30, 2008
                                                                            ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .................................................    $ 505,336,290       $ 984,662,075
OPERATIONS
   Net investment income (loss) .........................................        3,458,310           9,362,230
   Net realized gain (loss) on investments ..............................      (41,982,398)        (34,203,489)
   Net change in unrealized appreciation (depreciation) of investments ..     (125,047,550)       (142,541,341)
                                                                             -------------       -------------
Net increase (decrease) in net assets resulting from operations .........     (163,571,638)       (167,382,600)
                                                                             -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...........................................................         (622,542)           (620,298)
      Class B ...........................................................          (96,851)             (1,661)
      Class C ...........................................................          (66,446)            (17,067)
      Administrator Class ...............................................       (4,072,816)         (6,891,528)
      Institutional Class ...............................................         (623,027)           (715,978)
      Investor Class ....................................................       (2,774,348)         (2,018,756)
   Net realized gain on sales of investments
      Class A ...........................................................             (343)         (2,765,357)
      Class B ...........................................................             (111)           (924,766)
      Class C ...........................................................              (79)           (642,354)
      Administrator Class ...............................................           (2,377)        (23,223,335)
      Institutional Class ...............................................             (250)         (1,987,854)
      Investor Class ....................................................           (1,425)         (8,688,111)
   Return of Capital
      Class A ...........................................................                0                   0
      Class B ...........................................................                0                   0
      Class C ...........................................................                0                   0
      Administrator Class ...............................................                0                   0
      Investor Class ....................................................                0                   0
                                                                             -------------       -------------
Total distributions to shareholders .....................................       (8,260,615)        (48,497,065)
                                                                             -------------       -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..................................        3,459,490          19,307,968
   Reinvestment of distributions - Class A ..............................          543,758           3,134,365
   Cost of shares redeemed - Class A ....................................       (6,663,564)        (38,513,146)
                                                                             -------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A ............................................       (2,660,316)        (16,070,813)
                                                                             -------------       -------------
   Proceeds from shares sold - Class B ..................................           99,727           1,374,796
   Reinvestment of distributions - Class B ..............................           93,335             893,368
   Cost of shares redeemed - Class B ....................................       (2,028,503)         (8,543,670)
                                                                             -------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class B ............................................       (1,835,441)         (6,275,506)
                                                                             -------------       -------------
   Proceeds from shares sold - Class C ..................................          306,362           1,317,986
   Reinvestment of distributions - Class C ..............................           62,037             660,109
   Cost of shares redeemed - Class C ....................................       (1,370,341)         (5,716,831)
                                                                             -------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C ............................................       (1,001,942)         (3,738,736)
                                                                             -------------       -------------
   Proceeds from shares sold - Administrator Class ......................       83,933,539         146,633,083
   Reinvestment of distributions - Administrator Class ..................        3,106,959          23,763,167
   Cost of shares redeemed - Administrator Class ........................      (73,956,060)       (371,664,329)
                                                                             -------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class ................................       13,084,438        (201,268,079)
                                                                             -------------       -------------
   Proceeds from shares sold - Institutional Class ......................        1,053,508          20,132,718
   Reinvestment of distributions - Institutional Class ..................          519,556           2,282,243
   Cost of shares redeemed - Institutional Class ........................         (843,481)        (41,173,098)
                                                                             -------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Institutional Class ................................          729,583         (18,758,137)
                                                                             -------------       -------------
   Proceeds from shares sold - Investor Class ...........................       34,231,379         132,344,911
   Reinvestment of distributions - Investor Class .......................        2,620,557           9,432,071
   Cost of shares redeemed - Investor Class .............................      (27,666,710)       (159,111,831)
                                                                             -------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Investor Class ......................................        9,185,226         (17,334,849)
                                                                             -------------       -------------
Net increase (decrease) in net assets resulting from capital share
      transactions - Total ..............................................       17,501,548        (263,446,120)
                                                                             -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................     (154,330,705)       (479,325,785)
                                                                             =============       =============
ENDING NET ASSETS .......................................................    $ 351,005,585       $ 505,336,290
                                                                             =============       =============

The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Equity Gateway Funds 51


Statements of Changes in Net Assets

       DIVERSIFIED EQUITY FUND              DIVERSIFIED SMALL CAP FUND                   EMERGING GROWTH FUND
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                 For the                                For the
Six Months Ended        For the         Six Months Ended         For the        Six Months Ended        For the
 March 31, 2009        Year Ended       March 31, 2009         Year Ended        March 31, 2009        Year Ended
   (Unaudited)     September 30, 2008      (Unaudited)     September 30, 2008      (Unaudited)     September 30, 2008
----------------   ------------------   ----------------   ------------------   ----------------   ------------------

  $ 791,806,565      $1,263,768,337      $ 569,169,008       $ 757,352,399         $ 3,756,713        $ 3,259,699

      4,102,292          10,185,863          1,220,355             369,638             (13,861)           (51,789)
    (73,793,123)         61,872,979        (83,889,386)        (29,475,364)           (855,420)        (1,542,411)
   (168,781,421)       (347,953,815)      (120,684,024)       (121,427,732)           (278,007)          (553,143)
  -------------      --------------      -------------       -------------         -----------        -----------
   (238,472,252)       (275,894,973)      (203,353,055)       (150,533,458)         (1,147,288)        (2,147,343)
  -------------      --------------      -------------       -------------         -----------        -----------


       (927,684)           (871,175)                NA                  NA                   0                  0
              0                   0                 NA                  NA                  NA                 NA
         (3,365)                  0                 NA                  NA                   0                  0
     (8,519,140)         (9,531,857)           (85,184)                  0                   0                  0
             NA                  NA                 NA                  NA                   0                  0
             NA                  NA                 NA                  NA                   0                  0

     (6,460,494)        (17,553,804)                NA                  NA                   0                  0
     (1,278,484)         (5,435,615)                NA                  NA                  NA                 NA
       (249,329)           (854,210)                NA                  NA                   0                  0
    (46,610,423)       (140,946,052)                 0         (78,950,736)                  0               (137)
             NA                  NA                 NA                  NA                   0                  0
             NA                  NA                 NA                  NA                   0            (31,912)

              0                   0                 NA                  NA                   0                  0
              0                   0                 NA                  NA                  NA                 NA
              0                   0                 NA                  NA                   0                  0
              0                   0                  0          (1,846,921)                  0                (84)
             NA                  NA                 NA                  NA                   0            (19,468)
  -------------      --------------      -------------       -------------         -----------        -----------
    (64,048,919)       (175,192,713)           (85,184)        (80,797,657)                  0            (51,601)
  -------------      --------------      -------------       -------------         -----------        -----------

      6,187,062          20,269,570                 NA                  NA                 300             16,641
      7,102,006          17,937,613                 NA                  NA                   0                  0
     (6,098,873)        (30,209,079)                NA                  NA                   0                  0
  -------------      --------------      -------------       -------------         -----------        -----------

      7,190,195           7,998,104                 NA                  NA                 300             16,641
  -------------      --------------      -------------       -------------         -----------        -----------
         74,301           1,304,248                 NA                  NA                  NA                 NA
      1,260,409           5,371,330                 NA                  NA                  NA                 NA
     (3,725,484)        (15,378,495)                NA                  NA                  NA                 NA
  -------------      --------------      -------------       -------------         -----------        -----------

     (2,390,774)         (8,702,917)                NA                  NA                  NA                 NA
  -------------      --------------      -------------       -------------         -----------        -----------
        131,416             278,906                 NA                  NA                   0             10,000
        248,290             842,478                 NA                  NA                   0                  0
       (302,393)         (1,887,145)                NA                  NA                   0                  0
  -------------      --------------      -------------       -------------         -----------        -----------

         77,313            (765,761)                NA                  NA                   0             10,000
  -------------      --------------      -------------       -------------         -----------        -----------
     51,988,258          95,903,149         71,572,304         187,262,903               1,137             65,843
     54,881,463         149,403,665             84,153          78,955,551                   0                221
    (80,844,973)       (264,710,326)       (86,101,080)       (223,070,730)               (629)            (7,634)
  -------------      --------------      -------------       -------------         -----------        -----------

     26,024,748         (19,403,512)       (14,444,623)         43,147,724                 508             58,430
  -------------      --------------      -------------       -------------         -----------        -----------
             NA                  NA                 NA                  NA                   0             10,000
             NA                  NA                 NA                  NA                   0                  0
             NA                  NA                 NA                  NA                   0                  0
  -------------      --------------      -------------       -------------         -----------        -----------

             NA                  NA                 NA                  NA                   0             10,000
  -------------      --------------      -------------       -------------         -----------        -----------
             NA                  NA                 NA                  NA             213,743          7,058,944
             NA                  NA                 NA                  NA                   0             50,972
             NA                  NA                 NA                  NA            (588,639)        (4,509,029)
  -------------      --------------      -------------       -------------         -----------        -----------

             NA                  NA                 NA                  NA            (374,896)         2,600,887
  -------------      --------------      -------------       -------------         -----------        -----------

     30,901,482         (20,874,086)       (14,444,623)         43,147,724            (374,088)         2,695,958
  -------------      --------------      -------------       -------------         -----------        -----------
   (271,619,689)       (471,961,772)      (217,882,862)       (188,183,391)         (1,521,376)           497,014
  =============      ==============      =============       =============         ===========        ===========
  $ 520,186,876      $  791,806,565      $ 351,286,146       $ 569,169,008         $ 2,235,337        $ 3,756,713
  =============      ==============      =============       =============         ===========        ===========

                       52 Wells Fargo Equity Gateway Funds


                                             Statements of Changes in Net Assets

                                                                                     C&B LARGE CAP VALUE FUND
                                                                              -------------------------------------
                                                                                   For the
                                                                              Six Months Ended        For the
                                                                               March 31, 2009        Year Ended
                                                                                 (Unaudited)     September 30, 2008
                                                                              ----------------   ------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................           628,910           2,228,894
   Shares issued in reinvestment of distributions - Class A ..............            98,506             326,214
   Shares redeemed - Class A .............................................        (1,205,654)         (4,482,348)
                                                                                ------------        ------------
   Net increase (decrease) in shares outstanding - Class A ...............          (478,238)         (1,927,240)
                                                                                ------------        ------------
   Shares sold - Class B .................................................            18,037             165,007
   Shares issued in reinvestment of distributions - Class B ..............            16,909              97,928
   Shares redeemed - Class B .............................................          (362,833)           (978,080)
                                                                                ------------        ------------
   Net increase (decrease) in shares outstanding - Class B ...............          (327,887)           (715,145)
                                                                                ------------        ------------
   Shares sold - Class C .................................................            59,748             158,027
   Shares issued in reinvestment of distributions - Class C ..............            11,239              70,261
   Shares redeemed - Class C .............................................          (256,256)           (668,772)
                                                                                ------------        ------------
   Net increase (decrease) in shares outstanding - Class C ...............          (185,269)           (440,484)
                                                                                ------------        ------------
   Shares sold - Administrator Class .....................................        15,543,700          16,855,412
   Shares issued in reinvestment of distributions - Administrator Class ..           563,872           2,532,610
   Shares redeemed - Administrator Class .................................       (13,065,951)        (43,295,975)
                                                                                ------------        ------------
   Net increase (decrease) in shares outstanding - Administrator Class ...         3,041,621         (23,907,953)
                                                                                ------------        ------------
   Shares sold - Institutional Class .....................................           190,616           2,351,545
   Shares issued in reinvestment of distributions - Institutional Class ..            94,122             244,488
   Shares redeemed - Institutional Class .................................          (158,529)         (4,615,527)
                                                                                ------------        ------------
   Net increase (decrease) in shares outstanding - Institutional Class ...           126,209          (2,019,494)
                                                                                ------------        ------------
   Shares sold - Investor Class ..........................................         6,437,354          15,512,322
   Shares issued in reinvestment of distributions - Investor Class .......           475,597           1,099,687
   Shares redeemed - Investor Class ......................................        (5,123,263)        (18,377,514)
                                                                                ------------        ------------
   Net increase (decrease) in shares outstanding - Investor Class ........         1,789,688          (1,765,505)
                                                                                ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................         3,966,124         (30,775,821)
                                                                                ============        ============
Ending balance of undistributed net investment income (loss) .............      $  1,478,916        $  6,276,636
                                                                                ------------        ------------

The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Equity Gateway Funds 53


Statements of Changes in Net Assets

        DIVERSIFIED EQUITY FUND               DIVERSIFIED SMALL CAP FUND                 EMERGING GROWTH FUND
-------------------------------------   -------------------------------------   -------------------------------------
    For the                                 For the                                 For the
Six Months Ended         For the        Six Months Ended        For the         Six Months Ended        For the
 March 31, 2009        Year Ended        March 31, 2009        Year Ended        March 31, 2009        Year Ended
   (Unaudited)     September 30, 2008      (Unaudited)     September 30, 2008      (Unaudited)     September 30, 2008
----------------   ------------------   ----------------   ------------------   ----------------   ------------------

      370,244              602,670                 NA                   NA                49               1,698
      380,617              505,355                 NA                   NA                 0                   0
     (378,404)            (914,490)                NA                   NA                 0                   0
  -----------          -----------        -----------          -----------          --------           ---------
      372,457              193,535                 NA                   NA                49               1,698
  -----------          -----------        -----------          -----------          --------           ---------
        3,854               39,592                 NA                   NA                NA                  NA
       72,396              161,253                 NA                   NA                NA                  NA
     (205,317)            (482,597)                NA                   NA                NA                  NA
  -----------          -----------        -----------          -----------          --------           ---------
     (129,067)            (281,752)                NA                   NA                NA                  NA
  -----------          -----------        -----------          -----------          --------           ---------
        7,058                8,489                 NA                   NA                 0               1,060
       13,950               24,786                 NA                   NA                 0                   0
      (15,949)             (58,871)                NA                   NA                 0                   0
  -----------          -----------        -----------          -----------          --------           ---------
        5,059              (25,596)                NA                   NA                 0               1,060
  -----------          -----------        -----------          -----------          --------           ---------
    2,792,081            2,897,237         10,309,383           16,342,933               183               6,225
    2,931,912            4,195,465             11,655            6,508,629                 0                  18
   (4,322,359)          (7,862,991)       (12,387,480)         (18,997,661)              (99)               (725)
  -----------          -----------        -----------          -----------          --------           ---------
    1,401,634             (770,289)        (2,066,442)           3,853,901                84               5,518
  -----------          -----------        -----------          -----------          --------           ---------
           NA                   NA                 NA                   NA                 0               1,060
           NA                   NA                 NA                   NA                 0                   0
           NA                   NA                 NA                   NA                 0                   0
  -----------          -----------        -----------          -----------          --------           ---------
           NA                   NA                 NA                   NA                 0               1,060
  -----------          -----------        -----------          -----------          --------           ---------
           NA                   NA                 NA                   NA            34,526             590,193
           NA                   NA                 NA                   NA                 0               4,248
           NA                   NA                 NA                   NA           (95,599)           (424,570)
  -----------          -----------        -----------          -----------          --------           ---------
           NA                   NA                 NA                   NA           (61,073)            169,871
  -----------          -----------        -----------          -----------          --------           ---------

    1,650,083             (884,102)        (2,066,442)           3,853,901           (60,940)            179,207
  ===========          ===========        ===========          ===========          ========           =========
  $ 1,422,900          $ 6,770,797        $ 1,971,486          $   836,315          $(29,394)          $ (15,533)
  -----------          -----------        -----------          -----------          --------           ---------

                       54 Wells Fargo Equity Gateway Funds


                                             Statements of Changes in Net Assets

                                                                                     EQUITY INCOME FUND
                                                                                ----------------------------
                                                                                   For the
                                                                                 Six Months       For the
                                                                                 Ended March     Year Ended
                                                                                  31, 2009       September
                                                                                 (Unaudited)      30, 2008
                                                                                ------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .....................................................   $186,316,841   $ 409,897,881
OPERATIONS
   Net investment income (loss) .............................................      1,711,766       4,576,984
   Net realized gain (loss) on investments ..................................       (824,702)     25,030,075
   Net change in unrealized appreciation (depreciation) of investments ......    (56,544,055)    (98,648,534)
                                                                                ------------   -------------
Net increase (decrease) in net assets resulting from operations .............    (55,656,991)    (69,041,475)
                                                                                ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...............................................................     (1,059,787)     (2,254,692)
      Class B ...............................................................        (47,740)        (73,251)
      Class C ...............................................................        (13,826)        (16,418)
      Administrator Class ...................................................       (594,326)     (1,913,437)
      Institutional Class ...................................................             NA              NA
      Investor Class ........................................................             NA              NA
   Net realized gain on sales of investments
      Class A ...............................................................    (11,011,081)    (51,604,442)
      Class B ...............................................................       (765,764)     (6,470,342)
      Class C ...............................................................       (215,982)     (1,288,599)
      Administrator Class ...................................................     (6,155,284)    (50,621,927)
      Institutional Class ...................................................             NA              NA
      Investor Class ........................................................             NA              NA
                                                                                ------------   -------------
Total distributions to shareholders .........................................    (19,863,790)   (114,243,108)
                                                                                ------------   -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ......................................        259,434      13,781,420
   Reinvestment of distributions - Class A ..................................     11,587,164      51,401,637
   Cost of shares redeemed - Class A ........................................    (10,101,110)    (34,233,191)
                                                                                ------------   -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A ................................................      1,745,488      30,949,866
                                                                                ------------   -------------
   Proceeds from shares sold - Class B ......................................         93,584         390,050
   Reinvestment of distributions - Class B ..................................        781,252       6,275,864
   Cost of shares redeemed - Class B ........................................     (2,145,410)    (11,256,598)
                                                                                ------------   -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class B ................................................     (1,270,574)     (4,590,684)
                                                                                ------------   -------------
   Proceeds from shares sold - Class C ......................................         54,627         321,302
   Reinvestment of distributions - Class C ..................................        207,612       1,166,308
   Cost of shares redeemed - Class C ........................................       (356,357)     (1,356,659)
                                                                                ------------   -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C ................................................        (94,118)        130,951
                                                                                ------------   -------------
   Proceeds from shares sold - Administrator Class ..........................      4,993,534      15,036,748
   Reinvestment of distributions - Administrator Class ......................      5,842,715      40,008,043
   Cost of shares redeemed - Administrator Class ............................    (16,903,448)   (121,831,381)
                                                                                ------------   -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class ....................................     (6,067,199)    (66,786,590)
                                                                                ------------   -------------
   Proceeds from shares sold - Institutional Class ..........................             NA              NA
   Reinvestment of distributions - Institutional Class ......................             NA              NA
   Cost of shares redeemed - Institutional Class ............................             NA              NA
                                                                                ------------   -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Institutional Class ....................................             NA              NA
                                                                                ------------   -------------
   Proceeds from shares sold - Investor Class ...............................             NA              NA
   Reinvestment of distributions - Investor Class ...........................             NA              NA
   Cost of shares redeemed - Investor Class .................................             NA              NA
                                                                                ------------   -------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Investor Class ..........................................             NA              NA
                                                                                ------------   -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Total ..................................................     (5,686,403)    (40,296,457)
                                                                                ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................    (81,207,184)   (223,581,040)
                                                                                ============   =============
ENDING NET ASSETS ...........................................................   $105,109,657   $ 186,316,841
                                                                                ============   =============

The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Equity Gateway Funds 55


Statements of Changes in Net Assets

      EQUITY VALUE FUND             GROWTH EQUITY FUND          INTERNATIONAL VALUE FUND
----------------------------   ----------------------------   ---------------------------
   For the                        For the                        For the
  Six Months      For the       Six Months       For the       Six Months       For the
 Ended March     Year Ended     Ended March     Year Ended     Ended March    Year Ended
  31, 2009       September       31, 2009       September       31, 2009       September
 (Unaudited)      30, 2008      (Unaudited)      30, 2008      (Unaudited)     30, 2008
------------   -------------   ------------   -------------   ------------   -------------

$255,569,690   $ 157,773,736   $191,634,651   $ 543,408,526   $226,041,283   $ 292,578,939

   2,066,825       3,129,781        343,567       1,394,640      1,420,774       9,907,144
 (68,497,725)    (29,826,446)   (10,970,539)     58,805,147    (18,312,542)     (8,805,734)
 (14,038,617)    (43,006,903)   (47,107,047)   (144,522,041)   (61,323,002)   (117,927,303)
------------   -------------   ------------   -------------   ------------   -------------
 (80,469,517)    (69,703,568)   (57,734,019)    (84,322,254)   (78,214,770)   (116,825,893)
------------   -------------   ------------   -------------   ------------   -------------


     (45,075)        (45,614)       (84,959)        (73,055)      (851,406)       (506,607)
           0               0              0               0        (15,145)        (26,237)
      (2,022)              0              0               0        (17,189)        (17,550)
  (2,486,187)       (732,567)      (876,375)     (1,433,181)    (7,598,321)     (5,478,439)
  (1,140,933)       (749,383)       (88,152)     (1,011,072)       (37,593)        (11,375)
          NA              NA             NA              NA             NA              NA
        (167)       (435,383)    (5,903,627)     (5,920,736)             0        (637,258)
         (47)       (198,899)      (886,079)     (1,372,475)             0         (55,728)
         (36)        (50,990)      (233,051)       (226,033)             0         (31,676)
      (6,892)     (5,552,423)   (38,630,331)    (57,539,690)             0      (6,285,937)
      (2,699)     (4,476,759)    (2,637,219)    (27,375,165)             0         (12,281)
          NA              NA             NA              NA             NA              NA
------------   -------------   ------------   -------------   ------------   -------------
  (3,684,058)    (12,242,018)   (49,339,793)    (94,951,407)    (8,519,654)    (13,063,088)
------------   -------------   ------------   -------------   ------------   -------------

   1,166,433       4,071,993        899,046       3,150,292     17,047,862      14,712,993
      43,749         457,500      5,861,596       5,939,667        836,873       1,089,126
  (1,292,398)     (3,097,144)    (2,187,594)     (9,684,294)    (5,701,444)    (14,052,663)
------------   -------------   ------------   -------------   ------------   -------------

     (82,216)      1,432,349      4,573,048        (594,335)    12,183,291       1,749,456
------------   -------------   ------------   -------------   ------------   -------------
       1,833         441,693         21,601         386,768          1,148         244,636
          44         181,811        849,843       1,352,283         14,524          77,703
    (326,848)     (1,281,955)      (518,032)     (3,340,898)      (213,284)     (1,118,566)
------------   -------------   ------------   -------------   ------------   -------------

    (324,971)       (658,451)       353,412      (1,601,847)      (197,612)       (796,227)
------------   -------------   ------------   -------------   ------------   -------------
      41,260       1,577,829         12,968         125,860        178,075         287,537
       1,999          50,510        217,681         202,905         15,465          45,096
    (204,577)     (1,224,400)      (116,865)       (332,122)      (176,423)       (358,868)
------------   -------------   ------------   -------------   ------------   -------------

    (161,318)        403,939        113,784          (3,357)        17,117         (26,235)
------------   -------------   ------------   -------------   ------------   -------------
  30,093,118     249,978,470     10,876,053      44,743,520     34,263,429     113,545,830
   2,373,690       5,864,614     39,439,989      59,280,592      7,410,900      11,671,212
 (23,633,321)   (105,579,980)   (25,764,382)   (177,786,590)   (30,283,741)    (63,944,765)
------------   -------------   ------------   -------------   ------------   -------------

   8,833,487     150,263,104     24,551,660     (73,762,478)    11,390,588      61,272,277
------------   -------------   ------------   -------------   ------------   -------------
  12,777,632      27,458,723      2,730,718      93,722,038        286,369       1,343,316
   1,138,147       5,181,756      2,725,371      28,386,469         37,593          23,656
  (3,647,417)     (4,339,880)   (12,260,764)   (218,646,704)      (221,738)       (214,918)
------------   -------------   ------------   -------------   ------------   -------------

  10,268,362      28,300,599     (6,804,675)    (96,538,197)       102,224       1,152,054
------------   -------------   ------------   -------------   ------------   -------------
          NA              NA             NA              NA             NA              NA
          NA              NA             NA              NA             NA              NA
          NA              NA             NA              NA             NA              NA
------------   -------------   ------------   -------------   ------------   -------------

          NA              NA             NA              NA             NA              NA
------------   -------------   ------------   -------------   ------------   -------------

  18,533,344     179,741,540     22,787,229    (172,500,214)    23,495,608      63,351,325
------------   -------------   ------------   -------------   ------------   -------------
 (65,620,231)     97,795,954    (84,286,583)   (351,773,875)   (63,238,816)    (66,537,656)
============   =============   ============   =============   ============   =============
$189,949,459   $ 255,569,690   $107,348,068   $ 191,634,651   $162,802,467   $ 226,041,283
============   =============   ============   =============   ============   =============

                       56 Wells Fargo Equity Gateway Funds


                                             Statements of Changes in Net Assets

                                                                                       EQUITY INCOME FUND
                                                                                --------------------------------
                                                                                     For the          For the
                                                                                Six Months Ended     Year Ended
                                                                                 March 31, 2009    September 30,
                                                                                   (Unaudited)          2008
                                                                                ----------------   -------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ....................................................          52,641           690,840
   Shares issued in reinvestment of distributions - Class A .................       1,072,101         2,490,270
   Shares redeemed - Class A ................................................        (908,393)       (1,668,523)
                                                                                  -----------       -----------
   Net increase (decrease) in shares outstanding - Class A ..................         216,349         1,512,587
                                                                                  -----------       -----------
   Shares sold - Class B ....................................................           7,704            17,422
   Shares issued in reinvestment of distributions - Class B .................          72,118           304,214
   Shares redeemed - Class B ................................................        (187,011)         (534,680)
                                                                                  -----------       -----------
   Net increase (decrease) in shares outstanding - Class B ..................        (107,189)         (213,044)
                                                                                  -----------       -----------
   Shares sold - Class C ....................................................           4,645            14,262
   Shares issued in reinvestment of distributions - Class C .................          17,644            52,626
   Shares redeemed - Class C ................................................         (28,490)          (62,262)
                                                                                  -----------       -----------
   Net increase (decrease) in shares outstanding - Class C ..................          (6,201)            4,626
                                                                                  -----------       -----------
   Shares sold - Administrator Class ........................................         483,599           766,559
   Shares issued in reinvestment of distributions - Administrator Class .....         540,700         1,938,057
   Shares redeemed - Administrator Class ....................................      (1,599,592)       (5,412,869)
                                                                                  -----------       -----------
   Net increase (decrease) in shares outstanding - Administrator Class ......        (575,293)       (2,708,253)
                                                                                  -----------       -----------
   Shares sold - Institutional Class ........................................              NA                NA
   Shares issued in reinvestment of distributions - Institutional Class .....              NA                NA
   Shares redeemed - Institutional Class ....................................              NA                NA
                                                                                  -----------       -----------
   Net increase (decrease) in shares outstanding - Institutional Class ......              NA                NA
                                                                                  -----------       -----------
   Shares sold - Investor Class .............................................              NA                NA
   Shares issued in reinvestment of distributions - Investor Class ..........              NA                NA
   Shares redeemed - Investor Class .........................................              NA                NA
                                                                                  -----------       -----------
   Net increase (decrease) in shares outstanding - Investor Class ...........              NA                NA
                                                                                  -----------       -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .............................................................        (472,334)       (1,404,084)
                                                                                  ===========       ===========
Ending balance of undistributed net investment income (loss) ................     $   (54,634)      $   (50,721)
                                                                                  -----------       -----------

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Equity Gateway Funds 57


Statements of Changes in Net Assets

    EQUITY VALUE FUND           GROWTH EQUITY FUND       INTERNATIONAL VALUE FUND
-------------------------   -------------------------   --------------------------
  For the                     For the                      For the
 Six Months      For the     Six Months     For the      Six Months      For the
Ended March    Year Ended   Ended March    Year Ended    Ended March   Year Ended
  31, 2009     September      31, 2009     September      31, 2009      September
(Unaudited)     30, 2008    (Unaudited)     30, 2008     (Unaudited)     30, 2008
-----------   -----------   -----------   -----------   ------------   -----------

    138,450       274,297        82,542       137,307      1,762,758       867,518
      5,068        28,947       754,416       256,509         90,180        60,305
   (148,239)     (216,274)     (242,729)     (427,515)      (653,070)     (851,529)
-----------   -----------   -----------   -----------   ------------   -----------
     (4,721)       86,970       594,229       (33,699)     1,199,868        76,294
-----------   -----------   -----------   -----------   ------------   -----------
        135        27,655         2,048        17,954            114        13,642
          5        11,662       149,620        68,518          1,565         4,358
    (37,493)      (87,850)      (63,486)     (175,574)       (22,445)      (68,165)
-----------   -----------   -----------   -----------   ------------   -----------
    (37,353)      (48,533)       88,182       (89,102)       (20,766)      (50,165)
-----------   -----------   -----------   -----------   ------------   -----------
      4,780       111,338         1,560         6,183         21,891        17,176
        233         3,246        33,907         9,533          1,676         2,523
    (23,492)      (85,056)      (19,752)      (16,461)       (20,259)      (21,031)
-----------   -----------   -----------   -----------   ------------   -----------
    (18,479)       29,528        15,715          (745)         3,308        (1,332)
-----------   -----------   -----------   -----------   ------------   -----------
  3,377,647    17,201,213     1,219,370     1,798,176      3,780,849     6,828,082
    270,942       364,816     4,887,912     2,488,754        798,588       646,092
 (2,697,343)   (7,086,904)   (2,452,577)   (7,719,434)    (3,397,016)   (4,202,645)
-----------   -----------   -----------   -----------   ------------   -----------
    951,246    10,479,125     3,654,705    (3,432,504)     1,182,421     3,271,529
-----------   -----------   -----------   -----------   ------------   -----------
  1,431,824     1,875,697       247,884     4,164,545         31,038        73,799
    130,062       321,812       336,588     1,203,358          4,047         1,308
   (425,058)     (319,720)   (1,066,683)   (9,345,217)       (23,524)      (13,911)
-----------   -----------   -----------   -----------   ------------   -----------
  1,136,828     1,877,789      (482,211)   (3,977,314)        11,561        61,196
-----------   -----------   -----------   -----------   ------------   -----------
         NA            NA            NA            NA             NA            NA
         NA            NA            NA            NA             NA            NA
         NA            NA            NA            NA             NA            NA
-----------   -----------   -----------   -----------   ------------   -----------
         NA            NA            NA            NA             NA            NA
-----------   -----------   -----------   -----------   ------------   -----------

  2,027,521    12,424,879     3,870,620    (7,533,364)     2,376,392     3,357,522
===========   ===========   ===========   ===========   ============   ===========
$   951,052   $ 2,558,444   $  (854,129)  $  (148,210)  $  2,044,595   $ 9,143,475
-----------   -----------   -----------   -----------   ------------   -----------

                       58 Wells Fargo Equity Gateway Funds


                                             Statements of Changes in Net Assets

                                                                              LARGE CAP APPRECIATION FUND
                                                                         -------------------------------------
                                                                              For the
                                                                         Six Months Ended        For the
                                                                          March 31, 2009        Year Ended
                                                                           (Unaudited)      September 30, 2008
                                                                         ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..............................................     $ 96,762,305       $ 100,598,610
OPERATIONS
   Net investment income (loss) ......................................          232,338              18,723
   Net realized gain (loss) on investments ...........................      (27,965,584)         (3,527,220)
   Net change in unrealized appreciation (depreciation) of
      investments ....................................................        2,918,259         (27,401,550)
                                                                           ------------       -------------
Net increase (decrease) in net assets resulting from operations ......      (24,814,987)        (30,910,047)
                                                                           ------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ........................................................                0                   0
      Class B ........................................................                0                   0
      Class C ........................................................                0                   0
      Administrator Class ............................................         (104,014)            (60,633)
      Institutional Class ............................................          (29,985)            (31,467)
      Investor Class .................................................               NA                  NA
   Net realized gain on sales of investments
      Class A ........................................................                0          (2,173,626)
      Class B ........................................................                0            (245,637)
      Class C ........................................................                0             (58,079)
      Administrator Class ............................................                0          (3,439,362)
      Institutional Class ............................................                0            (634,182)
      Investor Class .................................................               NA                  NA
   Return of Capital
      Class A ........................................................                0                   0
      Class B ........................................................                0                   0
      Class C ........................................................                0                   0
      Administrator Class ............................................                0                   0
      Investor Class .................................................               NA                  NA
                                                                           ------------       -------------
Total distributions to shareholders ..................................         (133,999)         (6,642,986)
                                                                           ------------       -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...............................          852,000          14,059,747
   Reinvestment of distributions - Class A ...........................                0           2,139,886
   Cost of shares redeemed - Class A .................................      (14,148,833)        (18,340,036)
                                                                           ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A .........................................      (13,296,833)         (2,140,403)
                                                                           ------------       -------------
   Proceeds from shares sold - Class B ...............................           13,961             477,398
   Reinvestment of distributions - Class B ...........................                0             231,905
   Cost of shares redeemed - Class B .................................         (418,434)         (1,584,223)
                                                                           ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class B .........................................         (404,473)           (874,920)
                                                                           ------------       -------------
   Proceeds from shares sold - Class C ...............................           16,030             260,854
   Reinvestment of distributions - Class C ...........................                0              57,159
   Cost of shares redeemed - Class C .................................          (54,019)           (362,764)
                                                                           ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C .........................................          (37,989)            (44,751)
                                                                           ------------       -------------
   Proceeds from shares sold - Administrator Class ...................        8,151,107          69,172,389
   Reinvestment of distributions - Administrator Class ...............          102,764           3,325,104
   Cost of shares redeemed - Administrator Class .....................       (9,129,365)        (36,154,430)
                                                                           ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class .............................         (875,494)         36,343,063
                                                                           ------------       -------------
   Proceeds from shares sold - Institutional Class ...................        1,692,191           9,256,747
   Reinvestment of distributions - Institutional Class ...............           29,985             665,648
   Cost of shares redeemed - Institutional Class .....................       (2,909,267)         (9,488,656)
                                                                           ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Institutional Class .............................       (1,187,091)            433,739
                                                                           ------------       -------------
   Proceeds from shares sold - Investor Class ........................               NA                  NA
   Reinvestment of distributions - Investor Class ....................               NA                  NA
   Cost of shares redeemed - Investor Class ..........................               NA                  NA
                                                                           ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Investor Class ...................................               NA                  NA
                                                                           ------------       -------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Total ..............................................      (15,801,880)         33,716,728
                                                                           ------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS ................................      (40,750,866)         (3,836,305)
                                                                           ============       =============
ENDING NET ASSETS ....................................................     $ 56,011,439       $  96,762,305
                                                                           ============       =============

The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Equity Gateway Funds 59


Statements of Changes in Net Assets

      LARGE COMPANY GROWTH FUND               SMALL COMPANY GROWTH FUND                SMALL COMPANY VALUE FUND
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                 For the                                 For the
Six Months Ended        For the         Six Months Ended        For the         Six Months Ended        For the
 March 31, 2009        Year Ended        March 31, 2009        Year Ended        March 31, 2009        Year Ended
   (Unaudited)     September 30, 2008      (Unaudited)     September 30, 2008      (Unaudited)     September 30, 2008
----------------   ------------------   ----------------   ------------------   ----------------   ------------------
 $ 955,083,201      $ 1,971,356,813      $ 300,313,080       $ 492,337,925       $ 294,052,923       $ 407,917,965
     1,921,879            1,615,572           (670,325)         (3,167,109)          1,306,070           1,977,583
   (55,000,060)         116,724,694        (75,204,638)        (72,326,861)        (93,876,950)        (36,236,222)
  (177,074,041)        (497,246,233)       (16,514,633)        (51,047,673)        (33,947,597)        (53,088,176)
 -------------      ---------------      -------------       -------------       -------------       -------------
  (230,152,222)        (378,905,967)       (92,389,596)       (126,541,643)       (126,518,477)        (87,346,815)
 -------------      ---------------      -------------       -------------       -------------       -------------
      (418,303)                   0                  0                   0            (109,667)            (16,108)
             0                    0                  0                   0                   0                   0
             0                    0                  0                   0                   0                   0
    (3,248,031)                   0                  0                   0          (1,703,676)         (1,154,819)
      (443,620)                   0                  0                   0                  NA                  NA
      (181,488)                   0                 NA                  NA                  NA                  NA
             0                    0                  0            (470,886)                  0          (5,705,981)
             0                    0                  0            (103,346)                  0            (967,402)
             0                    0                  0             (42,276)                  0            (350,304)
             0                    0                  0         (63,098,937)                  0         (29,100,468)
             0                    0                  0                   0                  NA                  NA
             0                    0                 NA                  NA                  NA                  NA
             0                    0                  0             (19,955)                  0                   0
             0                    0                  0              (4,379)                  0                   0
             0                    0                  0              (1,792)                  0                   0
             0                    0                  0          (2,673,956)                  0                   0
             0                    0                  0                   0                   0                   0
 -------------      ---------------      -------------       -------------       -------------       -------------
    (4,291,442)                   0                  0         (66,415,527)         (1,813,343)        (37,295,082)
 -------------      ---------------      -------------       -------------       -------------       -------------
     8,158,203           91,186,947            272,766           1,085,881           7,583,571          30,164,248
       402,250                    0                  0             475,468             105,779           5,632,380
   (32,632,587)        (209,196,498)          (224,021)         (1,307,966)        (10,215,908)        (48,123,585)
 -------------      ---------------      -------------       -------------       -------------       -------------
   (24,072,134)        (118,009,551)            48,745             253,383          (2,526,558)        (12,326,957)
 -------------      ---------------      -------------       -------------       -------------       -------------
        33,474            1,077,604             14,187             135,196                 572             116,343
             0                    0                  0              98,709                   0             946,526
    (5,598,310)         (29,470,982)           (23,110)           (331,866)           (614,726)         (3,286,991)
 -------------      ---------------      -------------       -------------       -------------       -------------
    (5,564,836)         (28,393,378)            (8,923)            (97,961)           (614,154)         (2,224,122)
 -------------      ---------------      -------------       -------------       -------------       -------------
        69,795              253,346            147,203              74,880              22,562             257,330
             0                    0                  0              43,147                   0             320,115
      (782,783)          (3,508,914)           (93,176)            (75,936)           (169,172)         (1,482,845)
 -------------      ---------------      -------------       -------------       -------------       -------------
      (712,988)          (3,255,568)            54,027              42,091            (146,610)           (905,400)
 -------------      ---------------      -------------       -------------       -------------       -------------
    11,701,785          200,619,277         16,194,997          38,050,617          59,775,552         156,423,447
     2,761,821                    0                  0          65,145,244           1,698,548          29,796,871
  (179,309,623)        (560,059,404)       (33,832,207)       (164,080,375)        (63,227,086)       (159,986,984)
 -------------      ---------------      -------------       -------------       -------------       -------------
  (164,846,017)        (359,440,127)       (17,637,210)        (60,884,514)         (1,752,986)         26,233,334
 -------------      ---------------      -------------       -------------       -------------       -------------
     3,141,087           24,484,054         12,946,208          77,709,904                  NA                  NA
       400,415                    0                  0                   0                  NA                  NA
    (9,667,420)        (144,794,839)       (11,730,047)        (16,090,578)                 NA                  NA
 -------------      ---------------      -------------       -------------       -------------       -------------
    (6,125,918)        (120,310,785)         1,216,161          61,619,326                  NA                  NA
 -------------      ---------------      -------------       -------------       -------------       -------------
     1,581,517            3,702,897                 NA                  NA                  NA                  NA
       176,688                    0                 NA                  NA                  NA                  NA
    (3,514,929)         (11,661,133)                NA                  NA                  NA                  NA
 -------------      ---------------      -------------       -------------       -------------       -------------
    (1,756,724)          (7,958,236)                NA                  NA                  NA                  NA
 -------------      ---------------      -------------       -------------       -------------       -------------
  (203,078,617)        (637,367,645)       (16,327,200)            932,325          (5,040,308)         10,776,855
 -------------      ---------------      -------------       -------------       -------------       -------------
  (437,522,281)      (1,016,273,612)      (108,716,796)       (192,024,845)       (133,372,128)       (113,865,042)
 =============      ===============      =============       =============       =============       =============
 $ 517,560,920      $   955,083,201      $ 191,596,284       $ 300,313,080       $ 160,680,795       $ 294,052,923
 =============      ===============      =============       =============       =============       =============

                       60 Wells Fargo Equity Gateway Funds


                                             Statements of Changes in Net Assets

                                                                                LARGE CAP APPRECIATION FUND
                                                                          -------------------------------------
                                                                               For the
                                                                          Six Months Ended        For the
                                                                           March 31, 2009        Year Ended
                                                                             (Unaudited)     September 30, 2008
                                                                          ----------------   ------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..............................................       4,199,661           1,250,415
   Shares issued in reinvestment of distributions - Class A ...........               0             178,175
   Shares redeemed - Class A ..........................................      (5,858,624)         (1,647,087)
                                                                            -----------        ------------
   Net increase (decrease) in shares outstanding - Class A ............      (1,658,963)           (218,497)
                                                                            -----------        ------------
   Shares sold - Class B ..............................................           1,974              43,507
   Shares issued in reinvestment of distributions - Class B ...........               0              20,325
   Shares redeemed - Class B ..........................................         (66,123)           (151,425)
                                                                            -----------        ------------
   Net increase (decrease) in shares outstanding - Class B ............         (64,149)            (87,593)
                                                                            -----------        ------------
   Shares sold - Class C ..............................................           2,462              25,788
   Shares issued in reinvestment of distributions - Class C ...........          (9,166)              5,010
   Shares redeemed - Class C ..........................................               0             (35,735)
                                                                            -----------        ------------
   Net increase (decrease) in shares outstanding - Class C ............          (6,704)             (4,937)
                                                                            -----------        ------------
   Shares sold - Administrator Class ..................................       1,204,853           6,306,271
   Shares issued in reinvestment of distributions - Administrator
      Class ...........................................................          15,499             273,693
   Shares redeemed - Administrator Class ..............................      (1,377,651)         (3,252,991)
                                                                            -----------        ------------
   Net increase (decrease) in shares outstanding - Administrator
      Class ...........................................................         (157,299)          3,326,973
                                                                            -----------        ------------
   Shares sold - Institutional Class ..................................         258,490             812,001
   Shares issued in reinvestment of distributions - Institutional
      Class ...........................................................          4,523              54,670
   Shares redeemed - Institutional Class ..............................        (460,102)           (858,562)
                                                                            -----------        ------------
   Net increase (decrease) in shares outstanding - Institutional
      Class ...........................................................        (197,089)              8,109
                                                                            -----------        ------------
   Shares sold - Investor Class .......................................              NA                  NA
   Shares issued in reinvestment of distributions - Investor Class ....              NA                  NA
   Shares redeemed - Investor Class ...................................              NA                  NA
                                                                            -----------        ------------
   Net increase (decrease) in shares outstanding - Investor Class .....              NA                  NA
                                                                            -----------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................      (2,084,204)          3,024,055
                                                                            ===========        ============
Ending balance of undistributed net investment income (loss) ..........     $    83,899        $    (14,440)
                                                                            -----------        ------------

The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Equity Gateway Funds 61


Statements of Changes in Net Assets

      LARGE COMPANY GROWTH FUND               SMALL COMPANY GROWTH FUND                SMALL COMPANY VALUE FUND
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                 For the                                 For the
Six Months Ended        For the         Six Months Ended        For the         Six Months Ended        For the
 March 31, 2009        Year Ended        March 31, 2009        Year Ended        March 31, 2009        Year Ended
   (Unaudited)     September 30, 2008      (Unaudited)     September 30, 2008      (Unaudited)     September 30, 2008
----------------   ------------------   ----------------   ------------------   ----------------   ------------------
      234,573            1,699,535             20,578              47,379            1,170,242          2,602,144
       12,189                    0                  0              20,198               15,718            476,892
     (871,985)          (3,985,301)           (18,269)            (61,107)          (1,569,782)        (4,089,513)
  -----------         ------------        -----------         -----------          -----------       ------------
     (625,223)          (2,285,766)             2,309               6,470             (383,822)        (1,010,477)
  -----------         ------------        -----------         -----------          -----------       ------------
        1,032               22,778              1,114               5,643                  115              9,302
            0                    0                  0               4,366                    0             84,966
     (184,159)            (632,236)            (1,836)            (16,065)             (96,220)          (293,697)
  -----------         ------------        -----------         -----------          -----------       ------------
     (183,127)            (609,458)              (722)             (6,056)             (96,105)          (199,429)
  -----------         ------------        -----------         -----------          -----------       ------------
        2,281                5,465             12,252               3,642                3,945             22,764
            0                    0                  0               1,889                    0             28,762
      (26,646)             (77,497)            (7,965)             (3,522)             (27,220)          (134,179)
  -----------         ------------        -----------         -----------          -----------       ------------
     ((24,365)             (72,032)             4,287               2,009              (23,275)           (82,653)
  -----------         ------------        -----------         -----------          -----------       ------------
      357,929            4,008,728          1,277,418           1,730,630            9,259,682         13,481,559
       87,900                    0                  0           2,729,168              250,523          2,485,891
   (5,748,742)         (11,509,799)        (2,716,572)         (7,438,787)          (9,198,275)       (13,432,812)
  -----------         ------------        -----------         -----------          -----------       ------------
   (5,302,913)          (7,501,071)        (1,439,154)         (2,978,989)             311,930          2,534,638
  -----------         ------------        -----------         -----------          -----------       ------------
       96,249              467,145            991,479           3,722,301                   NA                 NA
       12,744                    0                  0                   0                   NA                 NA
     (296,054)          (2,858,410)          (912,377)           (789,757)                  NA                 NA
  -----------         ------------        -----------         -----------          -----------       ------------
     (187,061)          (2,391,265)            79,102           2,932,544                   NA                 NA
  -----------         ------------        -----------         -----------          -----------       ------------
       49,729               75,868                 NA                  NA                   NA                 NA
        5,678                    0                 NA                  NA                   NA                 NA
     (111,842)            (235,890)                NA                  NA                   NA                 NA
  -----------         ------------        -----------         -----------          -----------       ------------
      (56,435)            (160,022)                NA                  NA                   NA                 NA
  -----------         ------------        -----------         -----------          -----------       ------------
   (6,379,124)         (13,019,614)        (1,354,178)            (44,022)            (191,272)         1,242,079
  ===========         ============        ===========         ===========          ===========       ============
  $ 2,017,384         $  4,386,947        $(1,260,675)        $  (590,349)         $ 1,130,608       $  1,637,881
  -----------         ------------        -----------         -----------          -----------       ------------

                  62 Wells Fargo Advantage Equity Gateway Funds


                                             Statements of Changes in Net Assets

                                                                                 STRATEGIC SMALL CAP VALUE FUND
                                                                             -------------------------------------
                                                                                  For the
                                                                             Six Months Ended         For the
                                                                              March 31, 2009        Year Ended
                                                                                (Unaudited)     September 30, 2008
                                                                             ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets...................................................      $ 646,684           $ 343,634
OPERATIONS
   Net investment income (loss)...........................................          1,084                (528)
   Net realized gain (loss) on investments................................        (86,861)             (8,949)
   Net change in unrealized appreciation (depreciation) of investments....       (163,723)            (72,628)
                                                                                ---------           ---------
Net increase (decrease) in net assets resulting from operations...........       (249,500)            (82,105)
                                                                                ---------           ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Administrator Class.................................................              0                (379)
   Net realized gain on sales of investments
      Class A.............................................................              0                (428)
      Class C.............................................................              0                (344)
      Administrator Class.................................................              0                 (20)
                                                                                ---------           ---------
Total distributions to shareholders.......................................              0              (1,171)
                                                                                ---------           ---------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A....................................         20,012             206,739
   Reinvestment of distributions - Class A................................              0                 428
   Cost of shares redeemed - Class A......................................        (54,238)            (53,036)
                                                                                ---------           ---------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A..............................................        (34,226)            154,131
                                                                                ---------           ---------
   Proceeds from shares sold - Class C....................................         13,923             238,058
   Reinvestment of distributions - Class C................................              0                 338
   Cost of shares redeemed - Class C......................................         (3,787)             (2,107)
                                                                                ---------           ---------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C..............................................         10,136             236,289
                                                                                ---------           ---------
   Proceeds from shares sold - Administrator Class........................              0                   1
   Reinvestment of distributions - Administrator Class....................              0                 398
   Cost of shares redeemed - Administrator Class..........................              0              (4,493)
                                                                                ---------           ---------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class..................................              0              (4,094)
                                                                                ---------           ---------
Net increase (decrease) in net assets resulting from capital share
   transactions - Total...................................................        (24,090)            386,326
                                                                                ---------           ---------
NET INCREASE (DECREASE) IN NET ASSETS.....................................       (273,590)            303,050
                                                                                =========           =========
ENDING NET ASSETS.........................................................      $ 373,094           $ 646,684
                                                                                =========           =========
SHARES ISSUED AND REDEEMED
   Shares sold - Class A..................................................          3,368              23,002
   Shares issued in reinvestment of distributions - Class A...............              0                  45
   Shares redeemed - Class A..............................................        (10,081)             (6,039)
                                                                                ---------           ---------
   Net increase (decrease) in shares outstanding - Class A................         (6,713)             17,008
                                                                                ---------           ---------
   Shares sold - Class C..................................................          2,478              26,563
   Shares issued in reinvestment of distributions - Class C...............              0                  36
   Shares redeemed - Class C..............................................           (703)               (254)
                                                                                ---------           ---------
   Net increase (decrease) in shares outstanding - Class C................          1,775              26,345
                                                                                ---------           ---------
   Shares sold - Administrator Class......................................              0                   0
   Shares issued in reinvestment of distributions - Administrator Class...              0                  43
   Shares redeemed - Administrator Class..................................              0                (417)
                                                                                ---------           ---------
   Net increase (decrease) in shares outstanding - Administrator Class....              0                (374)
                                                                                ---------           ---------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS...........................................................         (4,938)             42,979
                                                                                =========           =========
Ending balance of undistributed net investment income (loss)..............      $   3,985           $   2,901
                                                                                ---------           ---------

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                       64 Wells Fargo Equity Gateway Funds


                                                            Financial Highlights

                                                  Beginning                    Net Realized    Distributions
                                                  Net Asset        Net        and Unrealized      from Net      Distributions
                                                  Value Per     Investment      Gain (Loss)      Investment       from Net
                                                    Share     Income (Loss)   on Investments       Income      Realized Gains
                                                  ---------   -------------   --------------   -------------   --------------
C&B LARGE CAP VALUE FUND
Class A
October 1, 2008 to March 31, 2009 (Unaudited)..     $ 7.69       0.05(7)          (2.57)           (0.13)           0.00
October 1, 2007 to September 30, 2008..........     $10.19       0.11(7)          (2.12)           (0.09)          (0.40)
October 1, 2006 to September 30, 2007..........     $ 9.67       0.09(7)           0.98            (0.11)          (0.44)
October 1, 2005 to September 30, 2006..........     $ 8.62       0.11              1.16            (0.04)          (0.18)
November 1, 2004(8) to September 30, 2005......     $ 8.27       0.05(7)           0.40            (0.03)          (0.07)
July 26, 2004(9) to October 31, 2004...........     $ 8.01       0.00              0.26             0.00            0.00
Class B
October 1, 2008 to March 31, 2009 (Unaudited)..     $ 7.61       0.03(7)          (2.54)           (0.06)           0.00
October 1, 2007 to September 30, 2008..........     $10.08       0.04(7)          (2.11)            0.00           (0.40)
October 1, 2006 to September 30, 2007..........     $ 9.58       0.02(7)           0.96            (0.04)          (0.44)
October 1, 2005 to September 30, 2006..........     $ 8.56       0.05              1.15             0.00           (0.18)
November 1, 2004(8) to September 30, 2005......     $ 8.26      (0.01)(7)          0.40            (0.02)          (0.07)
July 26, 2004(9) to October 31, 2004...........     $ 8.01      (0.01)             0.26             0.00            0.00
Class C
October 1, 2008 to March 31, 2009 (Unaudited)..     $ 7.60       0.03(7)          (2.54)           (0.06)           0.00
October 1, 2007 to September 30, 2008..........     $10.08       0.04(7)          (2.11)           (0.01)          (0.40)
October 1, 2006 to September 30, 2007..........     $ 9.58       0.02(7)           0.96            (0.04)          (0.44)
October 1, 2005 to September 30, 2006..........     $ 8.56       0.05              1.15             0.00           (0.18)
November 1, 2004(8) to September 30, 2005......     $ 8.26      (0.01)(7)          0.40            (0.02)          (0.07)
July 26, 2004(9) to October 31, 2004...........     $ 8.01      (0.01)             0.26             0.00            0.00
Administrator Class
October 1, 2008 to March 31, 2009 (Unaudited)..     $ 7.70       0.06(7)          (2.57)           (0.15)           0.00
October 1, 2007 to September 30, 2008..........     $10.22       0.13(7)          (2.13)           (0.12)          (0.40)
October 1, 2006 to September 30, 2007..........     $ 9.69       0.12(7)           0.98            (0.13)          (0.44)
October 1, 2005 to September 30, 2006..........     $ 8.64       0.13              1.16            (0.06)          (0.18)
November 1, 2004(8) to September 30, 2005......     $ 8.27       0.07(7)           0.41            (0.04)          (0.07)
July 26, 2004(9) to October 31, 2004...........     $ 8.01       0.01              0.25             0.00            0.00
Institutional Class
October 1, 2008 to March 31, 2009 (Unaudited)..     $ 7.75       0.06(7)          (2.59)           (0.17)           0.00
October 1, 2007 to September 30, 2008..........     $10.27       0.15(7)          (2.13)           (0.14)          (0.40)
October 1, 2006 to September 30, 2007..........     $ 9.74       0.15(7)           0.97            (0.15)          (0.44)
October 1, 2005 to September 30, 2006..........     $ 8.67       0.16              1.17            (0.08)          (0.18)
November 1, 2004(8) to September 30, 2005......     $ 8.28       0.09(7)           0.41            (0.04)          (0.07)
July 26, 2004(9) to October 31, 2004...........     $ 8.01       0.02              0.25             0.00            0.00

----------
(1.) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
       3).

(2.) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3.) Calculated on the basis of the Fund as a whole without distinguising between the clases of shares issued.

(4.) Includes net expenses allocated from Portfolio(s) in which the Fund invests.

(5.) Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

(6.) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

(7.)   Calculated based upon average shares outstanding.

(8.)   The Fund changed its fiscal year end from October 31 to September 30.

(9.)   Commencement of operations.

(10.) Effective July 9, 2007, the investment adviser voluntarily waived expenses to further lower the net operating expense ratios by an additional 0.02% with respect to Class A, Class B and Class C shares of the Fund.

(11.)  On June 20, 2008, Class D and Class Z were renamed to Investor Class.

(12.) Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Equity Gateway Funds 65


Financial Highlights

               Ending         Ratio to Average Net Assets (Annualized)(1)
             Net Asset   -----------------------------------------------------               Portfolio    Net Assets at
  Return     Value Per   Net Investment      Gross      Expenses       Net         Total     Turnover     End of Period
of Capital     Share      Income (Loss)   Expenses(4)    Waived    Expenses(4)   Return(2)    Rate(3)    (000's omitted)
----------   ---------   --------------   -----------   --------   -----------   ---------   ---------   ---------------


   0.00        $ 5.04         1.83%          1.30%       (0.15)%      1.15%       (32.93)%     19%(5)        $ 23,937
   0.00        $ 7.69         1.20%          1.32%       (0.13)%      1.19%       (20.51)%     21%(5)        $ 40,157
   0.00        $10.19         0.94%          1.30%       (0.10)%      1.20%        11.20%      24%(5)        $ 72,865
   0.00        $ 9.67         1.25%          1.30%       (0.10)%      1.20%        15.02%      29%(5)        $ 57,288
   0.00        $ 8.62         0.63%          1.35%       (0.15)%      1.20%         5.45%      25%(5)        $ 51,719
   0.00        $ 8.27         0.18%          1.60%       (0.40)%      1.20%         3.25%      30%           $ 11,408


   0.00        $ 5.04         1.06%          2.04%       (0.14)%      1.90%       (33.04)%     19%(5)        $  7,256
   0.00        $ 7.61         0.43%          2.07%       (0.13)%      1.94%       (21.19)%     21%(5)        $ 13,461
   0.00        $10.08         0.18%          2.05%       (0.10)%      1.95%        10.33%      24%(5)        $ 25,029
   0.00        $ 9.58         0.48%          2.05%       (0.10)%      1.95%        14.20%      29%(5)        $ 26,082
   0.00        $ 8.56        (0.11)%         2.10%       (0.15)%      1.95%         4.70%      25%(5)        $ 24,296
   0.00        $ 8.26        (0.60)%         2.35%       (0.40)%      1.95%         3.12%      30%           $  5,790


   0.00        $ 5.03         1.05%          2.04%       (0.14)%      1.90%       (33.09)%     19%(5)        $  5,306
   0.00        $ 7.60         0.44%          2.06%       (0.12)%      1.94%       (21.21)%     21%(5)        $  9,424
   0.00        $10.08         0.19%          2.05%       (0.10)%      1.95%        10.34%      24%(5)        $ 16,926
   0.00        $ 9.58         0.49%          2.05%       (0.10)%      1.95%        14.20%      29%(5)        $ 15,120
   0.00        $ 8.56        (0.12)%         2.10%       (0.15)%      1.95%         4.71%      25%(5)        $ 13,075
   0.00        $ 8.26        (0.58)%         2.35%       (0.40)%      1.95%         3.12%      30%           $  2,732


   0.00        $ 5.04         2.12%          1.11%       (0.16)%      0.95%       (32.77)%     19%(5)        $186,072
   0.00        $ 7.70         1.43%          1.13%       (0.18)%      0.95%       (20.42)%     21%(5)        $260,883
   0.00        $10.22         1.23%          1.12%       (0.17)%      0.95%        11.52%      24%(5)        $590,511
   0.00        $ 9.69         1.48%          1.12%       (0.17)%      0.95%        15.24%      29%(5)        $241,435
   0.00        $ 8.64         0.83%          1.13%       (0.18)%      0.95%         5.74%      25%(5)        $201,181
   0.00        $ 8.27         0.47%          1.39%       (0.44)%      0.95%         3.37%      30%           $  9,627


   0.00        $ 5.05         2.29%          0.85%       (0.15)%      0.70%       (32.77)%     19%(5)        $ 18,572
   0.00        $ 7.75         1.68%          0.87%       (0.17)%      0.70%       (20.10)%     21%(5)        $ 27,494
   0.00        $10.27         1.45%          0.85%       (0.15)%      0.70%        11.69%      24%(5)        $ 57,189
   0.00        $ 9.74         1.74%          0.85%       (0.15)%      0.70%        15.63%      29%(5)        $ 70,113
   0.00        $ 8.67         1.14%          0.90%       (0.20)%      0.70%         6.05%      25%(5)        $ 63,303
   0.00        $ 8.28         0.91%          1.22%       (0.52)%      0.70%         3.37%      30%           $ 15,030

                      66 Wells Fargo Equity Gateway Funds


                                                            Financial Highlights

                                                                                                 Net
                                                                                               Realized
                                                                                                 and
                                                                        Beginning     Net     Unrealized Distributions Distributions
                                                                        Net Asset Investment     Gain       from Net      from Net
                                                                        Value Per    Income   (Loss) on    Investment     Realized
                                                                          Share     (Loss)   Investments    Income          Gains
                                                                        --------- ---------- ----------- ------------- -------------
C&B Large Cap Value Fund (continued)
Investor Class
October 1, 2008 to March 31, 2009 (Unaudited) ......................... $    7.68    0.05(7)    (2.56)       (0.14)         0.00
October 1, 2007 to September 30, 2008 ................................. $   10.19    0.11(7)    (2.13)       (0.09)        (0.40)
October 1, 2006 to September 30, 2007(11) ............................. $    9.67    0.10(7)     0.97        (0.11)        (0.44)
October 1, 2005 to September 30, 2006(11) ............................. $    8.62    0.11        1.16        (0.04)        (0.18)
November 1, 2004(8) to September 30, 2005(11) ......................... $    8.27    0.05(7)     0.40        (0.03)        (0.07)
November 1, 2003 to October 31, 2004(11) .............................. $    7.42    0.03        0.85        (0.03)         0.00
November 1, 2002 to October 31, 2003(11) .............................. $    6.49    0.05        1.61        (0.05)        (0.68)
Diversified Equity Fund
Class A
October 1, 2008 to March 31, 2009 (Unaudited) ......................... $   27.70    0.12(7)    (8.37)       (0.26)        (1.96)
October 1, 2007 to September 30, 2008 ................................. $   42.92    0.27(7)    (9.47)       (0.25)        (5.77)
October 1, 2006 to September 30, 2007 ................................. $   40.36    0.23(7)     6.33        (0.21)        (3.79)
October 1, 2005 to September 30, 2006 ................................. $   41.90    0.22(7)     3.31        (0.12)        (4.96)
October 1, 2004 to September 30, 2005 ................................. $   39.91    0.28(7)     5.22        (0.32)        (3.19)
October 1, 2003 to September 30, 2004 ................................. $   35.61    0.15        4.41        (0.26)         0.00
Class B
October 1, 2008 to March 31, 2009 (Unaudited) ......................... $   26.00    0.05(7)    (7.87)        0.00         (1.96)
October 1, 2007 to September 30, 2008 ................................. $   40.68    0.01(7)    (8.92)        0.00         (5.77)
October 1, 2006 to September 30, 2007 ................................. $   38.53   (0.08)(7)    6.02         0.00         (3.79)
October 1, 2005 to September 30, 2006 ................................. $   40.38   (0.07)(7)    3.18         0.00         (4.96)
October 1, 2004 to September 30, 2005 ................................. $   38.55   (0.01)(7)    5.03         0.00         (3.19)
October 1, 2003 to September 30, 2004 ................................. $   34.43   (0.40)       4.52         0.00          0.00
Class C
October 1, 2008 to March 31, 2009 (Unaudited) ......................... $   26.53    0.05(7)    (8.03)       (0.02)        (1.96)
October 1, 2007 to September 30, 2008 ................................. $   41.38    0.02(7)    (9.10)        0.00         (5.77)
October 1, 2006 to September 30, 2007 ................................. $   39.13   (0.07)(7)    6.11         0.00         (3.79)
October 1, 2005 to September 30, 2006 ................................. $   40.94   (0.07)(7)    3.22         0.00         (4.96)
October 1, 2004 to September 30, 2005 ................................. $   39.04   (0.02)(7)    5.11         0.00         (3.19)
October 1, 2003 to September 30, 2004 ................................. $   34.90   (0.37)       4.54        (0.03)         0.00
Administrator Class
October 1, 2008 to March 31, 2009 (Unaudited) ......................... $   27.79    0.14(7)    (8.40)       (0.32)        (1.96)
October 1, 2007 to September 30, 2008 ................................. $   43.03    0.36(7)    (9.49)       (0.34)        (5.77)
October 1, 2006 to September 30, 2007 ................................. $   40.46    0.33(7)     6.33        (0.30)        (3.79)
October 1, 2005 to September 30, 2006 ................................. $   41.98    0.32(7)     3.33        (0.21)        (4.96)
October 1, 2004 to September 30, 2005 ................................. $   39.96    0.39(7)     5.22        (0.40)        (3.19)
October 1, 2003 to September 30, 2004 ................................. $   35.64    0.26        4.39        (0.33)         0.00
Diversified Small Cap Fund
Administrator Class
October 1, 2008 to March 31, 2009 (Unaudited) ......................... $   10.40    0.02       (3.75)        0.00          0.00
October 1, 2007 to September 30, 2008 ................................. $   14.89    0.01       (2.85)        0.00         (1.62)
October 1, 2006 to September 30, 2007 ................................. $   14.66   (0.03)       1.96         0.00         (1.70)
October 1, 2005 to September 30, 2006 ................................. $   14.97   (0.02)       1.01         0.00         (1.30)
October 1, 2004 to September 30, 2005 ................................. $   13.41   (0.02)       2.63         0.00         (1.05)
October 1, 2003 to September 30, 2004 ................................. $   11.32   (0.04)       2.21         0.00         (0.08)
Emerging Growth Fund
Class A
October 1, 2008 to March 31, 2009 (Unaudited) ......................... $    8.51   (0.03)(7)   (2.61)        0.00          0.00
March 31, 20089 to September 30, 2008 ................................. $    9.43   (0.05)      (0.87)        0.00          0.00
Class C
October 1, 2008 to March 31, 2009 (Unaudited) ......................... $    8.48   (0.06)(7)   (2.59)        0.00          0.00
March 31, 2008(9) to September 30, 2008 ............................... $    9.43   (0.09)      (0.86)        0.00          0.00
Administrator Class
October 1, 2008 to March 31, 2009 (Unaudited) ......................... $    8.53   (0.03)(7)   (2.61)        0.00          0.00
October 1, 2007 to September 30, 2008 ................................. $   12.40   (0.07)      (3.70)        0.00         (0.06)
January 31, 2007(9) to September 30, 2007 ............................. $   10.00   (0.06)       2.46         0.00          0.00

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Equity Gateway Funds 67


Financial Highlights

                      Ratio to Average Net Assets (Annualized)(1)
                      -------------------------------------------
           Ending Net     Net
              Asset   Investment                                            Portfolio  Net Assets at
  Return    Value Per   Income      Gross    Expenses     Net       Total    Turnover  End of Period
of Capital    Share     (Loss)   Expenses(4)  Waived  Expenses(4) Return(2)  Rate(3)  (000's omitted)
---------- ---------- ---------- ----------- -------- ----------- --------- --------- ---------------
   0.00      $ 5.03      1.80%      1.41%     (0.21)%    1.20%     (32.88)%   19%(5)    $    109,864
   0.00      $ 7.68      1.20%      1.35%     (0.15)%    1.20%     (20.59)%   21%(5)    $    153,917
   0.00      $10.19      0.95%      1.30%     (0.10)%    1.20%      11.20%    24%(5)    $    222,142
   0.00      $ 9.67      1.22%      1.30%     (0.10)%    1.20%      15.01%    29%(5)    $    163,397
   0.00      $ 8.62      0.67%      1.35%     (0.15)%    1.20%       5.44%    25%(5)    $    163,464
   0.00      $ 8.27      0.40%      1.30%     (0.14)%    1.16%      11.88%    30%       $     50,790
   0.00      $ 7.42      0.76%      1.20%     (0.04)%    1.16%      28.34%    26%       $     20,419


   0.00      $17.23      1.26%      1.44%     (0.19)%    1.25%     (30.32)%   26%(6)    $     62,653
   0.00      $27.70      0.81%      1.42%     (0.17)%    1.25%     (24.44)%   37%(6)    $     90,444
   0.00      $42.92      0.57%      1.43%     (0.18)%    1.25%      17.16%    36%(6)    $    131,810
   0.00      $40.36      0.57%      1.42%     (0.17)%    1.25%       9.02%    35%(6)    $    119,122
   0.00      $41.90      0.69%      1.41%     (0.16)%    1.25%      14.27%    42%(6)    $    118,140
   0.00      $39.91      0.37%      1.37%     (0.12)%    1.25%      12.82%    32%(6)    $    101,649

   0.00      $16.22      0.51%      2.19%     (0.19)%    2.00%     (30.59)%   26%(6)    $      9,793
   0.00      $26.00      0.03%      2.17%     (0.17)%    2.00%     (25.01)%   37%(6)    $     19,054
   0.00      $40.68     (0.19)%     2.18%     (0.18)%    2.00%      16.24%    36%(6)    $     41,273
   0.00      $38.53     (0.19)%     2.17%     (0.17)%    2.00%       8.21%    35%(6)    $     51,171
   0.00      $40.38     (0.03)%     2.16%     (0.16)%    2.00%      13.44%    42%(6)    $     65,245
   0.00      $38.55     (0.40)%     2.12%     (0.12)%    2.00%      11.97%    32%(6)    $     81,966

   0.00      $16.57       0.51%     2.17%     (0.17)%    2.00%     (30.57)%   26%(6)    $      2,263
   0.00      $26.53       0.05%     2.15%     (0.15)%    2.00%     (25.00)%   37%(6)    $      3,491
   0.00      $41.38     (0.18)%     2.18%     (0.18)%    2.00%      16.25%    36%(6)    $      6,504
   0.00      $39.13     (0.19)%     2.17%     (0.17)%    2.00%       8.20%    35%(6)    $      6,451
   0.00      $40.94     (0.04)%     2.16%     (0.16)%    2.00%      13.45%    42%(6)    $      7,170
   0.00      $39.04     (0.38)%     2.12%     (0.12)%    2.00%      11.92%    32%(6)    $      7,798

   0.00      $17.25      1.51%      1.26%     (0.26)%    1.00%     (30.24)%   26%(6)    $    445,478
   0.00      $27.79      1.05%      1.24%     (0.24)%    1.00%     (24.24)%   37%(6)    $    678,818
   0.00      $43.03      0.81%      1.25%     (0.25)%    1.00%      17.41%    36%(6)    $  1,084,181
   0.00      $40.46      0.82%      1.24%     (0.24)%    1.00%       9.30%    35%(6)    $  1,145,044
   0.00      $41.98      0.96%      1.15%     (0.15)%    1.00%      14.57%    42%(6)    $  1,180,748
   0.00      $39.96      0.61%      1.04%     (0.04)%    1.00%      13.08%    32%(6)    $  1,178,146


   0.00      $ 6.67      0.64%      1.27%     (0.27)%    1.00%     (35.85)%   30%(6)    $    351,286
  (0.03)     $10.40      0.06%      1.30%     (0.16)%    1.14%     (20.61)%   56%(6)    $    569,169
   0.00      $14.89     (0.21)%     1.36%     (0.16)%    1.20%      13.75%    67%(6)    $    757,352
   0.00      $14.66     (0.14)%     1.31%     (0.11)%    1.20%       6.93%    63%(6)    $    679,774
   0.00      $14.97     (0.17)%     1.26%     (0.07)%    1.19%      20.09%    75%(6)    $    564,318
   0.00      $13.41     (0.33)%     1.21%     (0.01)%    1.20%      19.23%    75%(6)    $    441,080


   0.00      $ 5.87     (1.06)%     6.05%     (4.60)%    1.45%     (31.02)%   74%(5)    $         10
   0.00      $ 8.51     (1.05)%     4.16%     (2.71)%    1.45%      (9.76)%  191%(5)    $         14

   0.00      $ 5.83     (1.82)%     6.80%     (4.60)%    2.20%     (31.25)%   74%(5)    $          6
   0.00      $ 8.48     (1.82)%     4.85%     (2.65)%    2.20%     (10.07)%  191%(5)    $          9

   0.00      $ 5.89     (0.81)%     5.87%     (4.67)%    1.20%     (30.95)%   74%(5)    $         41
  (0.04)     $ 8.53     (0.76)%     3.87%     (2.67)%    1.20%     (30.63)%  191%(5)    $         59
   0.00      $12.40     (0.80)%    10.20%     (9.00)%    1.20%      24.00%   125%(5)    $         18

                       68 Wells Fargo Equity Gateway Funds


                                                            Financial Highlights

                                                   Beginning                    Net Realized    Distributions
                                                   Net Asset        Net        and Unrealized      from Net     Distributions
                                                   Value Per     Investment      Gain (Loss)      Investment       from Net
                                                     Share     Income (Loss)   on Investments       Income      Realized Gains
                                                   ---------   -------------   --------------   -------------   --------------
EMERGING GROWTH FUND (continued)
Institutional Class
October 1, 2008 to March 31, 2009 (Unaudited) ..     $ 8.53      (0.02)(7)         (2.61)            0.00            0.00
March 31, 2008(9) to September 30, 2008 ........     $ 9.43      (0.03)            (0.87)            0.00            0.00
Investor Class
October 1, 2008 to March 31, 2009 (Unaudited) ..     $ 8.49      (0.03)(7)         (2.60)            0.00            0.00
October 1, 2007 to September 30, 2008 ..........     $12.38      (0.13)            (3.66)            0.00           (0.06)
January 31, 2007(9) to September 30, 2007 ......     $10.00      (0.05)             2.43             0.00            0.00
EQUITY INCOME FUND
Class A
October 1, 2008 to March 31, 2009 (Unaudited) ..     $16.21       0.15(7)          (4.96)           (0.15)          (1.71)
October 1, 2007 to September 30, 2008 ..........     $31.80       0.34(7)          (5.78)           (0.31)          (9.84)
October 1, 2006 to September 30, 2007 ..........     $32.01       0.43(7)           4.15            (0.51)          (4.28)
October 1, 2005 to September 30, 2006 ..........     $36.21       0.44              2.85            (0.46)          (7.03)
October 1, 2004 to September 30, 2005 ..........     $34.49       0.52              3.74            (0.52)          (2.02)
October 1, 2003 to September 30, 2004 ..........     $31.32       0.45              4.59            (0.47)          (1.40)
Class B
October 1, 2008 to March 31, 2009 (Unaudited) ..     $16.23       0.11(7)          (4.98)           (0.10)          (1.71)
October 1, 2007 to September 30, 2008 ..........     $31.77       0.19(7)          (5.78)           (0.11)          (9.84)
October 1, 2006 to September 30, 2007 ..........     $32.03       0.20(7)           4.14            (0.32)          (4.28)
October 1, 2005 to September 30, 2006 ..........     $36.23       0.22              2.82            (0.21)          (7.03)
October 1, 2004 to September 30, 2005 ..........     $34.49       0.25              3.74            (0.23)          (2.02)
October 1, 2003 to September 30, 2004 ..........     $31.31       0.21              4.57            (0.20)          (1.40)
Class C
October 1, 2008 to March 31, 2009 (Unaudited) ..     $17.45       0.12(7)          (5.37)           (0.10)          (1.71)
October 1, 2007 to September 30, 2008 ..........     $33.37       0.20(7)          (6.18)           (0.10)          (9.84)
October 1, 2006 to September 30, 2007 ..........     $33.43       0.21(7)           4.33            (0.32)          (4.28)
October 1, 2005 to September 30, 2006 ..........     $37.49       0.23              2.94            (0.20)          (7.03)
October 1, 2004 to September 30, 2005 ..........     $35.61       0.27              3.86            (0.23)          (2.02)
October 1, 2003 to September 30, 2004 ..........     $32.26       0.22              4.70            (0.17)          (1.40)
Administrator Class
October 1, 2008 to March 31, 2009 (Unaudited) ..     $16.19       0.16(7)          (4.96)           (0.16)          (1.71)
October 1, 2007 to September 30, 2008 ..........     $31.77       0.41(7)          (5.78)           (0.37)          (9.84)
October 1, 2006 to September 30, 2007 ..........     $31.96       0.51(7)           4.14            (0.56)          (4.28)
October 1, 2005 to September 30, 2006 ..........     $36.17       0.53              2.82            (0.53)          (7.03)
October 1, 2004 to September 30, 2005 ..........     $34.45       0.62              3.73            (0.61)          (2.02)
October 1, 2003 to September 30, 2004 ..........     $31.28       0.54              4.59            (0.56)          (1.40)
EQUITY VALUE FUND
Class A
October 1, 2008 to March 31, 2009 (Unaudited) ..     $11.79       0.08(7)          (3.72)           (0.12)           0.00
October 1, 2007 to September 30, 2008 ..........     $17.53       0.17(7)          (4.62)           (0.12)          (1.17)
October 1, 2006 to September 30, 2007 ..........     $15.12       0.12(7)           2.77            (0.10)          (0.38)
October 1, 2005 to September 30, 2006 ..........     $13.82       0.09              1.32            (0.08)          (0.03)
October 1, 2004 to September 30, 2005 ..........     $11.48       0.10(7)           2.31            (0.07)           0.00
October 1, 2003 to September 30, 2004 ..........     $ 9.82       0.05              1.62            (0.01)           0.00
Class B
October 1, 2008 to March 31, 2009 (Unaudited) ..     $11.63       0.05(7)          (3.68)            0.00            0.00
October 1, 2007 to September 30, 2008 ..........     $17.31       0.06(7)          (4.57)            0.00           (1.17)
October 1, 2006 to September 30, 2007 ..........     $14.95       0.00(7)           2.74             0.00           (0.38)
October 1, 2005 to September 30, 2006 ..........     $13.69       0.00              1.29             0.00           (0.03)
October 1, 2004 to September 30, 2005 ..........     $11.40       0.01(7)           2.28             0.00            0.00
October 1, 2003 to September 30, 2004 ..........     $ 9.81       0.00              1.59             0.00            0.00
Class C
October 1, 2008 to March 31, 2009 (Unaudited) ..     $11.61       0.05(7)          (3.68)           (0.02)           0.00
October 1, 2007 to September 30, 2008 ..........     $17.29       0.05(7)          (4.56)            0.00           (1.17)
October 1, 2006 to September 30, 2007 ..........     $14.95       0.00(7)           2.74            (0.02)          (0.38)
October 1, 2005 to September 30, 2006 ..........     $13.69      (0.01)             1.30             0.00           (0.03)
October 1, 2004 to September 30, 2005 ..........     $11.40       0.01(7)           2.29            (0.01)           0.00
October 1, 2003 to September 30, 2004 ..........     $ 9.81       0.00              1.59             0.00            0.00

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Equity Gateway Funds 69


Financial Highlights

               Ending         Ratio to Average Net Assets (Annualized)(1)
             Net Asset   -----------------------------------------------------               Portfolio    Net Assets at
  Return     Value Per   Net Investment      Gross      Expenses       Net         Total      Turnover    End of Period
of Capital     Share      Income (Loss)   Expenses(4)    Waived    Expenses(4)   Return(2)     Rate(3)   (000's omitted)
----------   ---------   --------------   -----------   --------   -----------   ---------   ---------   ---------------
   0.00        $ 5.90        (0.57)%          5.60%      (4.65)%      0.95%       (30.83)%     74%(5)        $      6
   0.00        $ 8.53        (0.56)%          3.64%      (2.69)%      0.95%        (9.54)%    191%(5)        $      9

   0.00        $ 5.86        (1.10)%          6.17%      (4.68)%      1.49%       (30.98)%     74%           $  2,171
  (0.04)       $ 8.49        (1.05)%          3.92%      (2.43)%      1.49%       (30.84)%    191%(5)        $  3,665
   0.00        $12.38        (1.12)%          5.86%      (4.37)%      1.49%        23.80%     125%(5)        $  3,242



   0.00        $ 9.54         2.65%           1.32%      (0.22)%      1.10%       (30.91)%      4%(5)        $ 68,193
   0.00        $16.21         1.65%           1.23%      (0.13)%      1.10%       (23.58)%      8%(5)        $112,416
   0.00        $31.80         1.38%           1.22%      (0.12)%      1.10%        15.36%      16%(5)        $172,385
   0.00        $32.01         1.43%           1.31%      (0.21)%      1.10%        10.73%       7%(5)        $172,361
   0.00        $36.21         1.49%           1.22%      (0.12)%      1.10%        12.74%      20%(5)        $185,533
   0.00        $34.49         1.32%           1.18%      (0.08)%      1.10%        16.43%      11%(5)        $186,501

   0.00        $ 9.55         1.92%           2.07%      (0.22)%      1.85%       (31.22)%      4%(5)        $  4,103
   0.00        $16.23         0.89%           1.98%      (0.13)%      1.85%       (24.15)%      8%(5)        $  8,713
   0.00        $31.77         0.64%           1.97%      (0.12)%      1.85%        14.49%      16%(5)        $ 23,822
   0.00        $32.03         0.69%           2.06%      (0.21)%      1.85%         9.88%       7%(5)        $ 39,233
   0.00        $36.23         0.76%           1.97%      (0.12)%      1.85%        11.91%      20%(5)        $ 59,606
   0.00        $34.49         0.57%           1.93%      (0.08)%      1.85%        15.56%      11%(5)        $ 80,298

   0.00        $10.39         1.92%           2.04%      (0.19)%      1.85%       (31.22)%      4%(5)        $  1,410
   0.00        $17.45         0.89%           1.95%      (0.10)%      1.85%       (24.14)%      8%(5)        $  2,475
   0.00        $33.37         0.64%           1.97%      (0.12)%      1.85%        14.48%      16%(5)        $  4,579
   0.00        $33.43         0.69%           2.06%      (0.21)%      1.85%         9.90%       7%(5)        $  4,903
   0.00        $37.49         0.77%           1.97%      (0.12)%      1.85%        11.90%      20%(5)        $  6,937
   0.00        $35.61         0.58%           1.93%      (0.08)%      1.85%        15.54%      11%(5)        $  9,083

   0.00        $ 9.52         2.90%           1.13%      (0.28)%      0.85%       (30.87)%      4%(5)        $ 31,404
   0.00        $16.19         1.89%           1.05%      (0.20)%      0.85%       (23.36)%      8%(5)        $ 62,713
   0.00        $31.77         1.64%           1.04%      (0.19)%      0.85%        15.65%      16%(5)        $209,112
   0.00        $31.96         1.70%           1.13%      (0.28)%      0.85%        10.98%       7%(5)        $530,585
   0.00        $36.17         1.75%           0.96%      (0.11)%      0.85%        13.04%      20%(5)        $756,225
   0.00        $34.45         1.58%           0.85%      (0.01)%      0.84%        16.74%      11%(5)        $853,843



   0.00        $ 8.03         1.78%           1.37%      (0.12)%      1.25%       (30.95)%     77%(5)        $  3,277
   0.00        $11.79         1.14%           1.36%      (0.11)%      1.25%       (27.24)%    152%(5)        $  4,868
   0.00        $17.53         0.73%           1.35%      (0.10)%      1.25%        19.50%     108%(5)        $  5,714
   0.00        $15.12         0.71%           1.52%      (0.27)%      1.25%        10.23%     107%(5)        $  4,537
   0.00        $13.82         0.80%           2.48%      (1.23)%      1.25%        21.06%     145%(5)        $  3,796
   0.00        $11.48         0.54%          10.90%      (9.65)%      1.25%        16.96%     122%(5)        $  1,645

   0.00        $ 8.00         1.06%           2.12%      (0.12)%      2.00%       (31.21)%     77%(5)        $    734
   0.00        $11.63         0.39%           2.11%      (0.11)%      2.00%       (27.77)%    152%(5)        $  1,502
   0.00        $17.31        (0.01)%          2.10%      (0.10)%      2.00%        18.61%     108%(5)        $  3,077
   0.00        $14.95        (0.04)%          2.27%      (0.27)%      2.00%         9.43%     107%(5)        $  2,682
   0.00        $13.69         0.07%           3.25%      (1.25)%      2.00%        20.09%     145%(5)        $  2,245
   0.00        $11.40        (0.19)%         11.20%      (9.20)%      2.00%        16.21%     122%(5)        $  1,142

   0.00        $ 7.96         1.05%           2.12%      (0.12)%      2.00%       (31.24)%     77%(5)        $    537
   0.00        $11.61         0.38%           2.10%      (0.10)%      2.00%       (27.80)%    152%(5)        $    997
   0.00        $17.29        (0.01)%          2.10%      (0.10)%      2.00%        18.60%     108%(5)        $    974
   0.00        $14.95        (0.03)%          2.27%      (0.27)%      2.00%         9.43%     107%(5)        $    417
   0.00        $13.69         0.06%           3.26%      (1.26)%      2.00%        20.20%     145%(5)        $    430
   0.00        $11.40        (0.19)%         11.11%      (9.11)%      2.00%        16.21%     122%(5)        $    295

                       70 Wells Fargo Equity Gateway Funds


                                                            Financial Highlights

                                                                                        Net Realized
                                                                                            and
                                                            Beginning                    Unrealized    Distributions   Distributions
                                                            Net Asset        Net         Gain (Loss)      from Net        from Net
                                                            Value Per     Investment         on          Investment       Realized
                                                              Share     Income (Loss)    Investments       Income           Gains
                                                            ---------   -------------   ------------   -------------   -------------
EQUITY VALUE FUND (continued)
Administrator Class
October 1, 2008 to March 31, 2009 (Unaudited) ...........     $12.01        0.09(7)         (3.79)         (0.16)          0.00
October 1, 2007 to September 30, 2008 ...................     $17.82        0.20(7)         (4.70)         (0.14)         (1.17)
October 1, 2006 to September 30, 2007 ...................     $15.36        0.16(7)          2.82          (0.14)         (0.38)
October 1, 2005 to September 30, 2006 ...................     $13.96        0.14             1.33          (0.04)         (0.03)
October 1, 2004 to September 30, 2005 ...................     $11.51        0.08(7)          2.38          (0.01)          0.00
October 1, 2003 to September 30, 2004 ...................     $ 9.82        0.05             1.65          (0.01)          0.00
Institutional Class
October 1, 2008 to March 31, 2009 (Unaudited) ...........     $12.03        0.10(7)         (3.79)         (0.19)          0.00
October 1, 2007 to September 30, 2008 ...................     $17.84        0.24(7)         (4.70)         (0.18)         (1.17)
October 1, 2006 to September 30, 2007 ...................     $15.36        0.19(7)          2.82          (0.15)         (0.38)
August 31, 20069 to September 30, 2006 ..................     $15.17        0.01             0.18           0.00           0.00
GROWTH EQUITY FUND
Class A
October 1, 2008 to March 31, 2009 (Unaudited) ...........     $18.14        0.02(7)         (5.34)         (0.05)         (5.43)
October 1, 2007 to September 30, 2008 ...................     $29.88        0.06(7)         (6.35)         (0.05)         (5.40)
October 1, 2006 to September 30, 2007 ...................     $28.42        0.01(7)          4.78           0.00          (3.33)
October 1, 2005 to September 30, 2006 ...................     $30.80        0.01(7)          2.24           0.00          (4.63)
October 1, 2004 to September 30, 2005 ...................     $27.70        0.04(7)          4.63           0.00          (1.57)
October 1, 2003 to September 30, 2004 ...................     $24.64       (0.08)(7)         3.14           0.00           0.00
Class B
October 1, 2008 to March 31, 2009 (Unaudited) ...........     $15.29       (0.02)(7)        (4.45)          0.00          (5.43)
October 1, 2007 to September 30, 2008 ...................     $26.18       (0.10)(7)        (5.39)          0.00          (5.40)
October 1, 2006 to September 30, 2007 ...................     $25.45       (0.18)(7)         4.24           0.00          (3.33)
October 1, 2005 to September 30, 2006 ...................     $28.23       (0.19)(7)         2.04           0.00          (4.63)
October 1, 2004 to September 30, 2005 ...................     $25.69       (0.16)(7)         4.27           0.00          (1.57)
October 1, 2003 to September 30, 2004 ...................     $23.02       (0.28)(7)         2.95           0.00           0.00
Class C
October 1, 2008 to March 31, 2009 (Unaudited) ...........     $16.31       (0.02)(7)        (4.77)          0.00          (5.43)
October 1, 2007 to September 30, 2008 ...................     $27.55       (0.10)(7)        (5.74)          0.00          (5.40)
October 1, 2006 to September 30, 2007 ...................     $26.63       (0.19)(7)         4.44           0.00          (3.33)
October 1, 2005 to September 30, 2006 ...................     $29.32       (0.19)(7)         2.13           0.00          (4.63)
October 1, 2004 to September 30, 2005 ...................     $26.61       (0.17)(7)         4.45           0.00          (1.57)
October 1, 2003 to September 30, 2004 ...................     $23.87       (0.28)(7)         3.02           0.00           0.00
Administrator Class
October 1, 2008 to March 31, 2009 (Unaudited) ...........     $18.54        0.03(7)         (5.47)         (0.07)         (5.43)
October 1, 2007 to September 30, 2008 ...................     $30.40        0.11(7)         (6.46)         (0.11)         (5.40)
October 1, 2006 to September 30, 2007 ...................     $28.84        0.07(7)          4.86          (0.04)         (3.33)
October 1, 2005 to September 30, 2006 ...................     $31.17        0.07(7)          2.29          (0.06)         (4.63)
October 1, 2004 to September 30, 2005 ...................     $27.97        0.12(7)          4.68          (0.03)         (1.57)
October 1, 2003 to September 30, 2004 ...................     $24.82       (0.01)(7)         3.16           0.00           0.00
Institutional Class
October 1, 2008 to March 31, 2009 (Unaudited) ...........     $18.56        0.04(7)         (5.46)         (0.11)         (5.43)
October 1, 2007 to September 30, 2008 ...................     $30.43        0.11(7)         (6.42)         (0.16)         (5.40)
October 1, 2006 to September 30, 2007 ...................     $28.86        0.14(7)          4.86          (0.10)         (3.33)
October 1, 2005 to September 30, 2006 ...................     $31.19        0.13(7)          2.29          (0.12)         (4.63)
April 11, 2005(9) to September 30, 2005 .................     $28.50        0.03(7)          2.66           0.00           0.00
INTERNATIONAL VALUE FUND
Class A
October 1, 2008 to March 31, 2009 (Unaudited) ...........     $12.66        0.07(7)         (4.24)         (0.44)          0.00
October 1, 2007 to September 30, 2008 ...................     $20.21        0.51(7)         (7.24)         (0.36)         (0.46)
October 1, 2006 to September 30, 2007 ...................     $16.75        0.48(7)          3.07          (0.08)         (0.01)
October 1, 2005 to September 30, 2006 ...................     $14.13        0.35(7)          2.32           0.00          (0.05)
October 1, 2004 to September 30, 2005 ...................     $11.94        0.11             2.68          (0.23)         (0.37)
October 31, 2003(9) to September 30, 2004 ...............     $10.00        0.21             1.73           0.00           0.00

The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Equity Gateway Funds 71


Financial Highlights

               Ending         Ratio to Average Net Assets (Annualized)(1)
             Net Asset   -----------------------------------------------------               Portfolio    Net Assets at
  Return     Value Per   Net Investment      Gross      Expenses       Net         Total      Turnover    End of Period
of Capital     Share      Income (Loss)   Expenses(4)    Waived    Expenses(4)   Return(2)     Rate(3)   (000's omitted)
----------   ---------   --------------   -----------   --------   -----------   ---------   ---------   ---------------


    0.00       $ 8.15          2.04%          1.18%       (0.18)%      1.00%      (30.90)%     77%(5)       $132,219
    0.00       $12.01          1.37%          1.16%       (0.16)%      1.00%      (27.05)%    152%(5)       $183,379
    0.00       $17.82          0.98%          1.17%       (0.17)%      1.00%       19.80%     108%(5)       $ 85,370
    0.00       $15.36          0.96%          1.34%       (0.34)%      1.00%       10.60%     107%(5)       $ 71,801
    0.00       $13.96          0.67%          2.04%       (1.04)%      1.00%       21.40%     145%(5)       $ 63,194
    0.00       $11.51          0.77%          9.22%       (8.22)%      1.00%       17.30%     122%(5)       $    366

    0.00       $ 8.15          2.29%          0.92%       (0.17)%      0.75%      (30.81)%     77%(5)       $ 53,183
    0.00       $12.03          1.63%          0.91%       (0.16)%      0.75%      (26.84)%    152%(5)       $ 64,824
    0.00       $17.84          1.13%          0.90%       (0.15)%      0.75%       20.01%     108%(5)       $ 62,639
    0.00       $15.36          0.82%          0.97%       (0.32)%      0.65%        1.25%     107%(5)       $     10


    0.00       $ 7.34          0.35%          1.63%       (0.13)%      1.50%      (30.82)%     30%(6)       $ 12,571
    0.00       $18.14          0.27%          1.62%       (0.12)%      1.50%      (24.89)%     38%(6)       $ 20,281
    0.00       $29.88          0.05%          1.60%       (0.10)%      1.50%       17.92%      42%(6)       $ 34,409
    0.00       $28.42          0.02%          1.57%       (0.08)%      1.49%        7.80%      39%(6)       $ 26,448
    0.00       $30.80          0.15%          1.60%       (0.10)%      1.50%       17.27%      50%(6)       $ 22,769
    0.00       $27.70         (0.28)%         1.60%       (0.10)%      1.50%       12.38%      44%(6)       $ 18,742

    0.00       $ 5.39         (0.41)%         2.38%       (0.13)%      2.25%      (31.02)%     30%(6)       $  1,492
    0.00       $15.29         (0.52)%         2.37%       (0.12)%      2.25%      (25.41)%     38%(6)       $  2,886
    0.00       $26.18         (0.73)%         2.35%       (0.10)%      2.25%       17.06%      42%(6)       $  7,276
    0.00       $25.45         (0.75)%         2.32%       (0.08)%      2.24%        7.01%      39%(6)       $  7,941
    0.00       $28.23         (0.60)%         2.35%       (0.10)%      2.25%       16.40%      50%(6)       $  8,811
    0.00       $25.69         (1.08)%         2.34%       (0.09)%      2.25%       11.60%      44%(6)       $ 11,700

    0.00       $ 6.09         (0.42)%         2.38%       (0.13)%      2.25%      (31.06)%     30%(6)       $    356
    0.00       $16.31         (0.48)%         2.35%       (0.10)%      2.25%      (25.42)%     38%(6)       $    697
    0.00       $27.55         (0.70)%         2.35%       (0.10)%      2.25%       17.01%      42%(6)       $  1,198
    0.00       $26.63         (0.71)%         2.33%       (0.09)%      2.24%        7.03%      39%(6)       $    989
    0.00       $29.32         (0.62)%         2.35%       (0.10)%      2.25%       16.47%      50%(6)       $    844
    0.00       $26.61         (1.05)%         2.34%       (0.09)%      2.25%       11.52%      44%(6)       $  1,097

    0.00       $ 7.60          0.60%          1.45%       (0.20)%      1.25%      (30.77)%     30%(6)       $ 87,141
    0.00       $18.54          0.48%          1.44%       (0.19)%      1.25%      (24.68)%     38%(6)       $144,688
    0.00       $30.40          0.26%          1.42%       (0.17)%      1.25%       18.19%      42%(6)       $341,631
    0.00       $28.84          0.26%          1.40%       (0.15)%      1.25%        8.09%      39%(6)       $383,616
    0.00       $31.17          0.42%          1.34%       (0.09)%      1.25%       17.60%      50%(6)       $396,865
    0.00       $27.97         (0.04)%         1.27%       (0.03)%      1.24%       12.69%      44%(6)       $493,899

    0.00       $ 7.60          0.82%          1.17%       (0.12)%      1.05%      (30.66)%     30%(6)       $  5,789
    0.00       $18.56          0.40%          1.17%       (0.12)%      1.05%      (24.53)%     38%(6)       $ 23,084
    0.00       $30.43          0.49%          1.15%       (0.10)%      1.05%       18.44%      42%(6)       $158,895
    0.00       $28.86          0.46%          1.12%       (0.08)%      1.04%        8.30%      39%(6)       $140,423
    0.00       $31.19          0.19%          1.12%       (0.07)%      1.05%        9.44%      50%(6)       $131,489


    0.00       $ 8.05          1.57%          1.74%       (0.24)%      1.50%      (33.40)%     12%(5)       $ 20,420
    0.00       $12.66          3.04%          1.74%       (0.24)%      1.50%      (34.48)%     23%(5)       $ 16,903
    0.00       $20.21          2.45%          1.64%       (0.14)%      1.50%       21.20%      19%(5)       $ 25,445
    0.00       $16.75          2.26%          6.14%       (4.73)%      1.41%       18.93%      31%(5)       $  1,900
    0.00       $14.13          2.21%         33.96%      (32.46)%      1.50%       24.00%      14%(5)       $    493
    0.00       $11.94          2.46%        282.28%     (280.78)%      1.50%       19.40%      24%(5)       $     23

                       72 Wells Fargo Equity Gateway Funds


Financial Highlights

                                                   Beginning                    Net Realized    Distributions
                                                   Net Asset        Net        and Unrealized      from Net      Distributions
                                                   Value Per     Investment      Gain (Loss)      Investment       from Net
                                                     Share     Income (Loss)   on Investments      Income       Realized Gains
                                                   ---------   -------------   --------------   -------------   --------------
INTERNATIONAL VALUE FUND (continued)
Class B
October 1, 2008 to March 31, 2009 (Unaudited) ..     $12.42       0.02(7)           (4.17)          (0.24)            0.00
October 1, 2007 to September 30, 2008 ..........     $19.82       0.38(7)           (7.11)          (0.21)           (0.46)
October 1, 2006 to September 30, 2007 ..........     $16.55       0.27(7)            3.09           (0.08)           (0.01)
October 1, 2005 to September 30, 2006 ..........     $14.09       0.24(7)            2.27            0.00            (0.05)
April 11, 2005(9) to September 30, 2005 ........     $13.27       0.05               0.77            0.00             0.00
Class C
October 1, 2008 to March 31, 2009 (Unaudited) ..     $12.44       0.03(7)           (4.17)          (0.31)            0.00
October 1, 2007 to September 30, 2008 ..........     $19.90       0.38(7)           (7.13)          (0.25)           (0.46)
October 1, 2006 to September 30, 2007 ..........     $16.54       0.30(7)            3.07            0.00            (0.01)
October 1, 2005 to September 30, 2006 ..........     $14.09       0.21(7)            2.29            0.00            (0.05)
April 11, 2005(9) to September 30, 2005 ........     $13.27       0.05               0.77            0.00             0.00
Administrator Class
October 1, 2008 to March 31, 2009 (Unaudited) ..     $12.69       0.07(7)           (4.24)          (0.46)            0.00
October 1, 2007 to September 30, 2008 ..........     $20.23       0.58(7)           (7.27)          (0.39)           (0.46)
October 1, 2006 to September 30, 2007 ..........     $16.65       0.44(7)            3.15            0.00            (0.01)
October 1, 2005 to September 30, 2006 ..........     $14.15       0.32(7)            2.34           (0.11)           (0.05)
April 11, 2005(9) to September 30, 2005 ........     $13.27       0.18               0.70            0.00             0.00
Institutional Class
October 1, 2008 to March 31, 2009 (Unaudited) ..     $12.72       0.08(7)           (4.24)          (0.49)            0.00
October 1, 2007 to September 30, 2008 ..........     $20.28       0.62(7)           (7.31)          (0.41)           (0.46)
October 1, 2006 to September 30, 2007 ..........     $16.67       0.46(7)            3.16            0.00            (0.01)
August 31, 2006(9) to September 30, 2006 .......     $16.52       0.01(7)            0.14            0.00             0.00
LARGE CAP APPRECIATION FUND
Class A
October 1, 2008 to March 31, 2009 (Unaudited) ..     $ 8.82       0.02(7)           (2.52)           0.00             0.00
October 1, 2007 to September 30, 2008 ..........     $12.75      (0.01)(7)          (3.08)           0.00            (0.84)
October 1, 2006 to September 30, 2007 ..........     $11.31       0.00(7)            2.28           (0.01)           (0.83)
October 1, 2005 to September 30, 2006 ..........     $11.54       0.01(7)            0.38            0.00            (0.62)
October 1, 2004 to September 30, 2005 ..........     $ 9.80       0.03(7)            1.87           (0.04)           (0.12)
October 1, 2003 to September 30, 2004 ..........     $ 8.92       0.00(7)            0.88            0.00             0.00
Class B
October 1, 2008 to March 31, 2009 (Unaudited) ..     $ 8.34       0.00(7, 12)       (2.40)           0.00             0.00
October 1, 2007 to September 30, 2008 ..........     $12.18      (0.09)(7)          (2.91)           0.00            (0.84)
October 1, 2006 to September 30, 2007 ..........     $10.91      (0.08)(7)           2.18            0.00            (0.83)
October 1, 2005 to September 30, 2006 ..........     $11.22      (0.07)(7)           0.38            0.00            (0.62)
October 1, 2004 to September 30, 2005 ..........     $ 9.57      (0.05)(7)           1.82            0.00            (0.12)
October 1, 2003 to September 30, 2004 ..........     $ 8.78      (0.21)(7)           1.00            0.00             0.00
Class C
October 1, 2008 to March 31, 2009 (Unaudited) ..     $ 8.34      (0.01)(7)          (2.39)           0.00             0.00
October 1, 2007 to September 30, 2008 ..........     $12.18      (0.09)(7)          (2.91)           0.00            (0.84)
October 1, 2006 to September 30, 2007 ..........     $10.91      (0.08)(7)           2.18            0.00            (0.83)
October 1, 2005 to September 30, 2006 ..........     $11.23      (0.07)(7)           0.37            0.00            (0.62)
October 1, 2004 to September 30, 2005 ..........     $ 9.58      (0.05)(7)           1.82            0.00            (0.12)
October 1, 2003 to September 30, 2004 ..........     $ 8.79      (0.15)(7)           0.94            0.00             0.00
Administrator Class
October 1, 2008 to March 31, 2009 (Unaudited) ..     $ 8.93       0.03(7)           (2.56)          (0.01)            0.00
October 1, 2007 to September 30, 2008 ..........     $12.89       0.01(7)           (3.12)          (0.01)           (0.84)
October 1, 2006 to September 30, 2007 ..........     $11.42       0.03(7)            2.31           (0.04)           (0.83)
October 1, 2005 to September 30, 2006 ..........     $11.64       0.05(7)            0.37           (0.02)           (0.62)
October 1, 2004 to September 30, 2005 ..........     $ 9.87       0.06(7)            1.87           (0.04)           (0.12)
October 1, 2003 to September 30, 2004 ..........     $ 8.96       0.02(7)            0.89            0.00             0.00
Institutional Class
October 1, 2008 to March 31, 2009 (Unaudited) ..     $ 8.96       0.04(7)           (2.58)          (0.04)            0.00
October 1, 2007 to September 30, 2008 ..........     $12.91       0.04(7)           (3.11)          (0.04)           (0.84)
October 1, 2006 to September 30, 2007 ..........     $11.43       0.06(7)            2.30           (0.05)           (0.83)
August 31, 2006(9) to September 30, 2006 .......     $11.18       0.01(7)            0.24            0.00             0.00

The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Equity Gateway Funds 73


Financial Highlights

               Ending          Ratio to Average Net Assets (Annualized)(1)
             Net Asset         -------------------------------------------                   Portfolio    Net Assets at
  Return     Value Per   Net Investment      Gross      Expenses       Net         Total      Turnover    End of Period
of Capital     Share      Income (Loss)   Expenses(4)    Waived    Expenses(4)   Return(2)    Rate(3)    (000's omitted)
----------   ---------   --------------   -----------   --------   -----------   ---------   ---------   -------------


   0.00        $ 8.03         0.50%           2.49%      (0.24)%     2.25%        (33.68)%     12%(5)       $    448
   0.00        $12.42         2.24%           2.49%      (0.24)%     2.25%        (34.97)%     23%(5)       $    951
   0.00        $19.82         1.43%           2.40%      (0.15)%     2.25%         20.32%      19%(5)       $  2,512
   0.00        $16.55         1.52%           6.84%      (4.65)%     2.19%         17.85%      31%(5)       $  1,110
   0.00        $14.09         1.66%          20.77%     (18.54)%     2.23%          6.18%      14%(5)       $    184

   0.00        $ 7.99         0.67%           2.49%      (0.24)%     2.25%        (33.64)%     12%(5)       $    540
   0.00        $12.44         2.29%           2.46%      (0.21)%     2.25%        (34.99)%     23%(5)       $    799
   0.00        $19.90         1.54%           2.40%      (0.15)%     2.25%         20.36%      19%(5)       $  1,305
   0.00        $16.54         1.38%           6.29%      (4.15)%     2.14%         17.78%      31%(5)       $    312
   0.00        $14.09         1.84%          20.85%     (18.62)%     2.23%          6.18%      14%(5)       $     59

   0.00        $ 8.06         1.64%           1.56%      (0.31)%     1.25%        (33.33)%     12%(5)       $140,802
   0.00        $12.69         3.50%           1.56%      (0.31)%     1.25%        (34.30)%     23%(5)       $206,603
   0.00        $20.23         2.29%           1.47%      (0.22)%     1.25%         21.55%      19%(5)       $263,305
   0.00        $16.65         1.94%           1.61%      (0.37)%     1.24%         18.98%      31%(5)       $138,269
   0.00        $14.15         3.07%          20.19%     (18.94)%     1.25%          6.63%      14%(5)       $    207

   0.00        $ 8.07         1.82%           1.30%      (0.25)%     1.05%        (33.24)%     12%(5)       $    592
   0.00        $12.72         3.83%           1.29%      (0.24)%     1.05%        (34.22)%     23%(5)       $    786
   0.00        $20.28         2.40%           1.20%      (0.15)%     1.05%         21.70%      19%(5)       $     12
   0.00        $16.67         1.08%           1.24%      (0.30)%     0.94%          0.91%      31%(5)       $     10


   0.00        $ 6.32         0.67%           1.47%      (0.46)%     1.01%(10)    (28.34)%     73%(5)       $  5,123
   0.00        $ 8.82        (0.13)%          1.40%      (0.17)%     1.23%(10)    (26.01)%    151%(5)       $ 21,785
   0.00        $12.75         0.01%           1.37%      (0.14)%     1.23%(10)     21.27%     145%(5)       $ 34,270
   0.00        $11.31         0.12%           1.42%      (0.17)%     1.25%          3.43%     155%(5)       $ 36,400
   0.00        $11.54         0.27%           1.42%      (0.17)%     1.25%         19.52%     133%(5)       $ 32,048
   0.00        $ 9.80        (0.11)%          1.42%      (0.17)%     1.25%          9.87%     149%(5)       $ 20,393

   0.00        $ 5.94        (0.12)%          2.24%      (0.38)%     1.86%(10)    (28.78)%     73%(5)       $    900
   0.00        $ 8.34        (0.87)%          2.15%      (0.17)%     1.98%(10)    (26.51)%    151%(5)       $  1,797
   0.00        $12.18        (0.73)%          2.12%      (0.14)%     1.98%(10)     20.36%     145%(5)       $  3,692
   0.00        $10.91        (0.63)%          2.17%      (0.17)%     2.00%          2.79%     155%(5)       $  3,802
   0.00        $11.22        (0.51)%          2.17%      (0.17)%     2.00%         18.60%     133%(5)       $  2,732
   0.00        $ 9.57        (0.88)%          2.16%      (0.16)%     2.00%          9.00%     149%(5)       $  1,509

   0.00        $ 5.94        (0.17)%          2.24%      (0.34)%     1.90%(10)    (28.78)%     73%(5)       $    317
   0.00        $ 8.34        (0.87)%          2.13%      (0.15)%     1.98%(10)    (26.51)%    151%(5)       $    500
   0.00        $12.18        (0.74)%          2.12%      (0.14)%     1.98%(10)     20.36%     145%(5)       $    791
   0.00        $10.91        (0.63)%          2.17%      (0.17)%     2.00%          2.69%     155%(5)       $    879
   0.00        $11.23        (0.44)%          2.17%      (0.17)%     2.00%         18.58%     133%(5)       $    771
   0.00        $ 9.58        (0.88)%          2.16%      (0.16)%     2.00%          8.99%     149%(5)       $    669

   0.00        $ 6.39         0.79%           1.27%      (0.32)%     0.95%        (28.40)%     73%(5)       $ 46,294
   0.00        $ 8.93         0.09%           1.18%      (0.18)%     1.00%        (25.87)%    151%(5)       $ 66,176
   0.00        $12.89         0.25%           1.19%      (0.19)%     1.00%         21.64%     145%(5)       $ 52,580
   0.00        $11.42         0.45%           1.24%      (0.24)%     1.00%          3.70%     155%(5)       $ 50,711
   0.00        $11.64         0.56%           1.16%      (0.16)%     1.00%         19.70%     133%(5)       $ 18,060
   0.00        $ 9.87         0.12%           1.08%      (0.08)%     1.00%         10.16%     149%(5)       $ 14,830

   0.00        $ 6.38         1.05%           1.04%      (0.34)%     0.70%        (28.34)%     73%(5)       $  3,376
   0.00        $ 8.96         0.40%           0.95%      (0.25)%     0.70%        (25.60)%    151%(5)       $  6,504
   0.00        $12.91         0.52%           0.90%      (0.20)%     0.70%         21.90%     145%(5)       $  9,266
   0.00        $11.43         0.62%           0.91%      (0.29)%     0.62%          2.24%     155%(5)       $     10

                       74 Wells Fargo Equity Gateway Funds


                                                            Financial Highlights

                                                         Beginning                    Net Realized    Distributions
                                                         Net Asset        Net        and Unrealized      from Net      Distributions
                                                         Value Per     Investment      Gain (Loss)      Investment       from Net
                                                           Share     Income (Loss)   on Investments       Income      Realized Gains
                                                         ---------   -------------   --------------   -------------   --------------
LARGE COMPANY GROWTH FUND
Class A
October 1, 2008 to March 31, 2009 (Unaudited) ........     $45.16       0.08(7)          (10.61)          (0.08)           0.00
October 1, 2007 to September 30, 2008 ................     $58.65      (0.02)(7)         (13.47)           0.00            0.00
October 1, 2006 to September 30, 2007 ................     $50.04      (0.03)(7)           8.64            0.00            0.00
October 1, 2005 to September 30, 2006 ................     $49.67      (0.22)(7)           0.66           (0.07)           0.00
October 1, 2004 to September 30, 2005 ................     $44.97       0.06(7)            4.64            0.00            0.00
October 1, 2003 to September 30, 2004 ................     $43.96      (0.28)(7)           1.29            0.00            0.00
Class B
October 1, 2008 to March 31, 2009 (Unaudited) ........     $39.76      (0.04)(7)          (9.34)           0.00            0.00
October 1, 2007 to September 30, 2008 ................     $51.98      (0.38)(7)         (11.84)           0.00            0.00
October 1, 2006 to September 30, 2007 ................     $44.69      (0.40)(7)           7.69            0.00            0.00
October 1, 2005 to September 30, 2006 ................     $44.64      (0.54)(7)           0.59            0.00            0.00
October 1, 2004 to September 30, 2005 ................     $40.72      (0.23)(7)           4.15            0.00            0.00
October 1, 2003 to September 30, 2004 ................     $40.11      (0.58)(7)           1.19            0.00            0.00
Class C
October 1, 2008 to March 31, 2009 (Unaudited) ........     $39.85      (0.04)(7)          (9.36)           0.00            0.00
October 1, 2007 to September 30, 2008 ................     $52.09      (0.37)(7)         (11.87)           0.00            0.00
October 1, 2006 to September 30, 2007 ................     $44.77      (0.39)(7)           7.71            0.00            0.00
October 1, 2005 to September 30, 2006 ................     $44.72      (0.54)(7)           0.59            0.00            0.00
October 1, 2004 to September 30, 2005 ................     $40.80      (0.20)(7)           4.12            0.00            0.00
October 1, 2003 to September 30, 2004 ................     $40.18      (0.58)(7)           1.20            0.00            0.00
Administrator Class
October 1, 2008 to March 31, 2009 (Unaudited) ........     $43.25       0.01(7)          (10.06)          (0.28)           0.00
October 1, 2007 to September 30, 2008 ................     $56.01       0.10(7)          (12.86)           0.00            0.00
October 1, 2006 to September 30, 2007 ................     $47.67       0.09(7)            8.25            0.00            0.00
October 1, 2005 to September 30, 2006 ................     $47.24      (0.09)(7)           0.63           (0.11)           0.00
October 1, 2004 to September 30, 2005 ................     $42.73       0.21(7)            4.37           (0.07)           0.00
October 1, 2003 to September 30, 2004 ................     $41.67      (0.16)(7)           1.22            0.00            0.00
Institutional Class
October 1, 2008 to March 31, 2009 (Unaudited) ........     $43.49       0.11(7)          (10.17)          (0.49)           0.00
October 1, 2007 to September 30, 2008 ................     $56.23       0.20(7)          (12.94)           0.00            0.00
October 1, 2006 to September 30, 2007 ................     $47.76       0.25(7)            8.22            0.00            0.00
October 1, 2005 to September 30, 2006 ................     $47.27       0.00               0.64           (0.15)           0.00
October 1, 2004 to September 30, 2005 ................     $42.75       0.24(7)            4.44           (0.16)           0.00
June 30, 2004(9) to September 30, 2004 ...............     $44.93      (0.02)(7)          (2.16)           0.00            0.00
Investor Class
October 1, 2008 to March 31, 2009 (Unaudited) ........     $42.63       0.81(7)          (10.75)          (0.11)           0.00
October 1, 2007 to September 30, 2008(11) ............     $55.40      (0.07)(7)         (12.70)           0.00            0.00
October 1, 2006 to September 30, 2007(11) ............     $47.35      (0.11)(7)           8.16            0.00            0.00
October 1, 2005 to September 30, 2006(11) ............     $47.14      (0.29)(7)           0.63           (0.13)           0.00
April 11, 2005(9) to September 30, 2005(11) ..........     $42.80      (0.17)(7)           4.51            0.00            0.00

SMALL COMPANY GROWTH FUND
Class A
October 1, 2008 to March 31, 2009 (Unaudited) ........     $18.38      (0.06)(7)          (5.53)           0.00            0.00
October 1, 2007 to September 30, 2008 ................     $30.20      (0.24)(7)          (7.24)           0.00           (4.17)
October 1, 2006 to September 30, 2007 ................     $30.50      (0.29)(7)           5.04            0.00           (5.05)
October 1, 2005 to September 30, 2006 ................     $30.87      (0.28)(7)           2.22            0.00           (2.31)
October 1, 2004 to September 30, 2005 ................     $26.78      (0.29)(7)           4.55            0.00           (0.17)
January 30, 2004(9) to September 30, 2004 ............     $28.42      (0.21)(7)          (1.43)           0.00            0.00
Class B
October 1, 2008 to March 31, 2009 (Unaudited) ........     $17.55      (0.10)(7)          (5.29)           0.00            0.00
October 1, 2007 to September 30, 2008 ................     $29.24      (0.40)(7)          (6.95)           0.00           (4.17)
October 1, 2006 to September 30, 2007 ................     $29.87      (0.50)(7)           4.92            0.00           (5.05)
October 1, 2005 to September 30, 2006 ................     $30.51      (0.48)(7)           2.15            0.00           (2.31)
October 1, 2004 to September 30, 2005 ................     $26.66      (0.50)(7)           4.52            0.00           (0.17)
January 30, 2004(9) to September 30, 2004 ............     $28.42      (0.34)(7)          (1.42)           0.00            0.00

The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Equity Gateway Funds 75


Financial Highlights

               Ending         Ratio to Average Net Assets (Annualized)(1)
             Net Asset        -------------------------------------------                    Portfolio    Net Assets at
  Return     Value Per   Net Investment      Gross      Expenses       Net         Total      Turnover    End of Period
of Capital     Share      Income (Loss)   Expenses(4)    Waived    Expenses(4)   Return(2)    Rate(3)    (000's omitted)
----------   ---------   --------------   -----------   --------   -----------   ---------   ---------   ---------------
   0.00        $34.55         0.48%          1.28%       (0.08)%      1.20%       (23.30)%      8%(5)       $  168,141
   0.00        $45.16        (0.03)%         1.27%       (0.07)%      1.20%       (23.00)%      7%(5)       $  247,981
   0.00        $58.65        (0.05)%         1.31%       (0.11)%      1.20%        17.21%      10%(5)       $  456,116
   0.00        $50.04        (0.44)%         1.22%       (0.02)%      1.20%         0.87%       6%(5)       $  484,767
   0.00        $49.67         0.12%          1.27%       (0.07)%      1.20%        10.45%      18%(5)       $  524,323
   0.00        $44.97        (0.61)%         1.28%       (0.08)%      1.20%         2.28%      14%(5)       $  454,499

   0.00        $30.38        (0.28)%         2.02%       (0.07)%      1.95%       (23.59)%      8%(5)       $   11,809
   0.00        $39.76        (0.81)%         2.05%       (0.10)%      1.95%       (23.51)%      7%(5)       $   22,732
   0.00        $51.98        (0.83)%         2.06%       (0.11)%      1.95%        16.31%      10%(5)       $   61,402
   0.00        $44.69        (1.20)%         1.97%       (0.02)%      1.95%         0.11%       6%(5)       $  104,320
   0.00        $44.64        (0.53)%         2.02%       (0.07)%      1.95%         9.63%      18%(5)       $  187,895
   0.00        $40.72        (1.36)%         2.03%       (0.08)%      1.95%         1.52%      14%(5)       $  220,657

   0.00        $30.45        (0.27)%         2.03%       (0.08)%      1.95%       (23.56)%      8%(5)       $    4,087
   0.00        $39.85        (0.80)%         2.05%       (0.10)%      1.95%       (23.50)%      7%(5)       $    6,319
   0.00        $52.09        (0.81)%         2.06%       (0.11)%      1.95%        16.35%      10%(5)       $   12,012
   0.00        $44.77        (1.20)%         1.97%       (0.02)%      1.95%         0.11%       6%(5)       $   14,451
   0.00        $44.72        (0.46)%         2.02%       (0.07)%      1.95%         9.61%      18%(5)       $   21,211
   0.00        $40.80        (1.36)%         2.03%       (0.08)%      1.95%         1.54%      14%(5)       $   31,937

   0.00        $32.92         0.73%          1.09%       (0.14)%      0.95%       (23.20)%      8%(5)       $  253,598
   0.00        $43.25         0.20%          1.12%       (0.17)%      0.95%       (22.78)%      7%(5)       $  562,568
   0.00        $56.01         0.18%          1.13%       (0.18)%      0.95%        17.50%      10%(5)       $1,148,716
   0.00        $47.67        (0.20)%         1.04%       (0.09)%      0.95%         1.12%       6%(5)       $1,481,399
   0.00        $47.24         0.46%          1.01%       (0.06)%      0.95%        10.73%      18%(5)       $1,850,677
   0.00        $42.73        (0.35)%         0.95%       (0.01)%      0.94%         2.57%      14%(5)       $1,975,616

   0.00        $32.94         0.93%          0.82%       (0.07)%      0.75%       (23.09)%      8%(5)       $   28,785
   0.00        $43.49         0.40%          0.85%       (0.10)%      0.75%       (22.66)%      7%(5)       $   46,143
   0.00        $56.23         0.48%          0.86%       (0.11)%      0.75%        17.73%      10%(5)       $  194,138
   0.00        $47.76         0.01%          0.77%       (0.02)%      0.75%         1.34%       6%(5)       $  109,216
   0.00        $47.27         0.53%          0.82%       (0.07)%      0.75%        10.96%      18%(5)       $  104,469
   0.00        $42.75        (0.04)%         0.85%       (0.10)%      0.75%        (4.85)%     14%(5)       $   52,884

   0.00        $32.58         0.41%          1.39%       (0.12)%      1.27%       (23.30)%      8%(5)       $   51,142
   0.00        $42.63        (0.14)%         1.44%       (0.14)%      1.30%       (23.05)%      7%(5)       $   69,340
   0.00        $55.40        (0.22)%         1.48%       (0.11)%      1.37%        17.00%      10%(5)       $   98,973
   0.00        $47.35        (0.61)%         1.39%       (0.02)%      1.37%         0.71%       6%(5)       $  104,803
   0.00        $47.14        (0.77)%         1.43%       (0.06)%      1.37%        10.14%      18%(5)       $  124,645



   0.00        $12.79        (0.97)%         1.55%       (0.12)%      1.43%       (30.41)%     73%(5)       $    1,497
  (0.17)       $18.38        (1.09)%         1.53%       (0.08)%      1.45%       (27.91)%    150%(5)       $    2,109
   0.00        $30.20        (1.00)%         1.52%       (0.07)%      1.45%        17.07%     138%(5)       $    3,270
   0.00        $30.50        (0.89)%         1.52%       (0.07)%      1.45%         6.52%     125%(5)       $    3,208
   0.00        $30.87        (1.00)%         1.54%       (0.09)%      1.45%        15.95%     142%(5)       $    2,317
   0.00        $26.78        (0.80)%         1.55%       (0.10)%      1.45%        (5.77)%    145%(5)       $      832

   0.00        $12.16        (1.71)%         2.30%       (0.13)%      2.17%       (30.71)%     73%(5)       $      229
  (0.17)       $17.55        (1.85)%         2.28%       (0.08)%      2.20%       (28.45)%    150%(5)       $      344
   0.00        $29.24        (1.76)%         2.27%       (0.07)%      2.20%        16.22%     138%(5)       $      750
   0.00        $29.87        (1.58)%         2.27%       (0.07)%      2.20%         5.66%     125%(5)       $      899
   0.00        $30.51        (1.75)%         2.29%       (0.09)%      2.20%        15.12%     142%(5)       $      554
   0.00        $26.66        (1.29)%         2.29%       (0.09)%      2.20%        (6.19)%    145%(5)       $      144

                       76 Wells Fargo Equity Gateway Funds


                                                            Financial Highlights

                                                Beginning                    Net Realized    Distributions
                                                Net Asset        Net        and Unrealized      from Net      Distributions
                                                Value Per     Investment      Gain (Loss)      Investment       from Net
                                                  Share     Income (Loss)   on Investments       Income      Realized Gains
                                                ---------   -------------   --------------   -------------   --------------
SMALL COMPANY GROWTH FUND (continued)
Class C
October 1, 2008 to March 31, 2009
   (Unaudited)...............................     $17.73     (0.11)(7)          (5.33)            0.00            0.00
October 1, 2007 to September 30, 2008........     $29.49     (0.39)(7)          (7.03)            0.00           (4.17)
October 1, 2006 to September 30, 2007........     $30.08     (0.50)(7)           4.96             0.00           (5.05)
October 1, 2005 to September 30, 2006........     $30.69     (0.48)(7)           2.18             0.00           (2.31)
October 1, 2004 to September 30, 2005........     $26.82     (0.50)(7)           4.54             0.00           (0.17)
January 30, 2004(9) to September 30, 2004....     $28.42     (0.34)(7)          (1.26)            0.00            0.00
Administrator Class
October 1, 2008 to March 31, 2009
   (Unaudited)...............................     $18.68     (0.05)(7)          (5.62)            0.00            0.00
October 1, 2007 to September 30, 2008........     $30.54     (0.19)(7)          (7.33)            0.00           (4.17)
October 1, 2006 to September 30, 2007........     $30.73     (0.22)(7)           5.08             0.00           (5.05)
October 1, 2005 to September 30, 2006........     $31.01     (0.18)(7)           2.21             0.00           (2.31)
October 1, 2004 to September 30, 2005........     $26.83     (0.21)(7)           4.56             0.00           (0.17)
October 1, 2003 to September 30, 2004........     $23.87     (0.26)(7)           3.22             0.00            0.00
Institutional Class
October 1, 2008 to March 31, 2009
   (Unaudited)...............................     $18.70     (0.03)(7)          (5.63)            0.00            0.00
March 31, 20089 to September 30, 2008........     $20.18     (0.05)(7)          (1.43)            0.00            0.00
SMALL COMPANY VALUE FUND
Class A
October 1, 2008 to March 31, 2009
   (Unaudited)...............................     $10.55      0.04(7)           (4.72)           (0.04)           0.00
October 1, 2007 to September 30, 2008........     $15.35      0.05(7)           (3.36)            0.00           (1.49)
October 1, 2006 to September 30, 2007........     $15.55      0.00(7)            0.96             0.00           (1.16)
October 1, 2005 to September 30, 2006........     $15.95      0.01(7)            0.92            (0.01)          (1.32)
October 1, 2004 to September 30, 2005........     $13.66      0.00               3.17             0.00           (0.88)
October 1, 2003 to September 30, 2004........     $11.56     (0.01)              1.63             0.00            0.48
Class B
October 1, 2008 to March 31, 2009
   (Unaudited)...............................     $ 9.89      0.01(7)           (4.43)            0.00            0.00
October 1, 2007 to September 30, 2008........     $14.59     (0.04)(7)          (3.17)            0.00           (1.49)
October 1, 2006 to September 30, 2007........     $14.94     (0.12)(7)           0.93             0.00           (1.16)
October 1, 2005 to September 30, 2006........     $15.48     (0.11)(7)           0.89             0.00           (1.32)
October 1, 2004 to September 30, 2005........     $13.38     (0.07)              3.05             0.00           (0.88)
October 1, 2003 to September 30, 2004........     $11.41     (0.08)              1.57             0.00            0.48
Class C
October 1, 2008 to March 31, 2009
   (Unaudited)...............................     $ 9.89      0.01(7)           (4.43)            0.00            0.00
October 1, 2007 to September 30, 2008........     $14.59     (0.04)(7)          (3.17)            0.00           (1.49)
October 1, 2006 to September 30, 2007........     $14.94     (0.12)(7)           0.93             0.00           (1.16)
October 1, 2005 to September 30, 2006........     $15.48     (0.11)(7)           0.89             0.00           (1.32)
October 1, 2004 to September 30, 2005........     $13.37     (0.04)              3.03             0.00           (0.88)
October 1, 2003 to September 30, 2004........     $11.41     (0.08)              1.56             0.00            0.48
Administrator Class
October 1, 2008 to March 31, 2009
   (Unaudited)...............................     $10.69      0.05(7)           (4.80)           (0.07)           0.00
October 1, 2007 to September 30, 2008........     $15.54      0.08(7)           (3.39)           (0.05)          (1.49)
October 1, 2006 to September 30, 2007........     $15.69      0.04(7)            0.98            (0.01)          (1.16)
October 1, 2005 to September 30, 2006........     $16.08      0.04(7)            0.92            (0.03)          (1.32)
October 1, 2004 to September 30, 2005........     $13.74      0.02               3.20             0.00           (0.88)
October 1, 2003 to September 30, 2004........     $11.60      0.01               1.65             0.00            0.48
STRATEGIC SMALL CAP VALUE FUND
Class A
October 1, 2008 to March 31, 2009
   (Unaudited)...............................     $ 8.54      0.02(7)           (3.28)            0.00            0.00
October 1, 2007 to September 30, 2008........     $10.34      0.02(7)           (1.80)            0.00           (0.02)
October 31, 2006(9) to September 30, 2007....     $10.00      0.00               0.34             0.00            0.00
Class C
October 1, 2008 to March 31, 2009
   (Unaudited)...............................     $ 8.42      0.00(7, 12)       (3.23)            0.00            0.00
October 1, 2007 to September 30, 2008             $10.27     (0.05)(7)          (1.78)            0.00           (0.02)
October 31, 2006(9) to September 30, 2007....     $10.00     (0.03)              0.30             0.00            0.00
Administrator Class
October 1, 2008 to March 31, 2009
   (Unaudited)...............................     $ 8.24      0.03(7)           (3.13)           (0.03)           0.00
October 1, 2007 to September 30, 2008........     $10.36      0.04(7)           (1.76)           (0.38)          (0.02)
October 31, 2006(9) to September 30, 2007....     $10.00      0.02               0.34             0.00            0.00

The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Equity Gateway Funds 77


Financial Highlights

               Ending         Ratio to Average Net Assets (Annualized)(1)
             Net Asset   -----------------------------------------------------               Portfolio    Net Assets at
  Return     Value Per   Net Investment      Gross      Expenses       Net         Total      Turnover    End of Period
of Capital     Share      Income (Loss)   Expenses(4)    Waived    Expenses(4)   Return(2)    Rate(3)    (000's omitted)
----------   ---------   --------------   -----------   --------   -----------   ---------   ---------   ---------------



   0.00        $12.29        (1.73)%          2.30%      (0.11)%      2.19%       (30.68)%      73%(5)      $    213
  (0.17)       $17.73        (1.85)%          2.23%      (0.03)%      2.20%       (28.44)%     150%(5)      $    231
   0.00        $29.49        (1.74)%          2.27%      (0.07)%      2.20%        16.24%      138%(5)      $    324
   0.00        $30.08        (1.58)%          2.27%      (0.07)%      2.20%         5.73%      125%(5)      $    213
   0.00        $30.69        (1.73)%          2.29%      (0.09)%      2.20%        15.10%      142%(5)      $     77
   0.00        $26.82        (1.29)%          2.27%      (0.07)%      2.20%        (5.59)%     145%(5)      $     28


   0.00        $13.01        (0.71)%          1.35%      (0.18)%      1.17%       (30.35)%      73%(5)      $150,396
  (0.17)       $18.68        (0.84)%          1.34%      (0.14)%      1.20%       (27.70)%     150%(5)      $242,802
   0.00        $30.54        (0.75)%          1.34%      (0.14)%      1.20%        17.34%      138%(5)      $487,994
   0.00        $30.73        (0.58)%          1.33%      (0.13)%      1.20%         6.80%      125%(5)      $518,506
   0.00        $31.01        (0.74)%          1.31%      (0.11)%      1.20%        16.26%      142%(5)      $523,190
   0.00        $26.83        (0.97)%          1.25%      (0.05)%      1.20%        12.40%      145%(5)      $486,285


   0.00        $13.04        (0.49)%          1.10%      (0.15)%      0.95%       (30.27)%      73%         $ 39,262
   0.00        $18.70        (0.59)%          1.08%      (0.13)%      0.95%        (7.33)%     150%         $ 54,827




   0.00        $ 5.83         1.21%           1.55%      (0.10)%      1.45%       (44.45)%      92%(5)      $ 17,065
   0.00        $10.55         0.42%           1.52%      (0.07)%      1.45%       (22.58)%      82%(5)      $ 34,964
   0.00        $15.35        (0.02)%          1.55%      (0.10)%      1.45%         5.95%       69%(5)      $ 66,379
   0.00        $15.55         0.04%           1.44%      (0.03)%      1.41%         6.06%      114%(5)      $ 81,432
   0.00        $15.95         0.10%           1.44%      (0.09)%      1.35%        23.97%       70%(5)      $ 72,680
   0.00        $13.66        (0.06)%          1.58%      (0.13)%      1.45%        22.75%       64%(5)      $ 31,068


   0.00        $ 5.47         0.44%           2.30%      (0.10)%      2.20%       (44.69)%      92%(5)      $  2,287
   0.00        $ 9.89        (0.33)%          2.31%      (0.11)%      2.20%       (23.16)%      82%(5)      $  5,086
   0.00        $14.59        (0.77)%          2.30%      (0.10)%      2.20%         5.15%       69%(5)      $ 10,413
   0.00        $14.94        (0.71)%          2.18%      (0.03)%      2.15%         5.24%      114%(5)      $ 13,463
   0.00        $15.48        (0.70)%          2.21%      (0.09)%      2.12%        23.01%       70%(5)      $ 15,802
   0.00        $13.38        (0.85)%          2.36%      (0.16)%      2.20%        21.89%       64%(5)      $ 11,571


   0.00        $ 5.47         0.46%           2.30%      (0.10)%      2.20%       (44.69)%      92%(5)      $    828
   0.00        $ 9.89        (0.33)%          2.30%      (0.10)%      2.20%       (23.15)%      82%(5)      $  1,728
   0.00        $14.59        (0.77)%          2.30%      (0.10)%      2.20%         5.15%       69%(5)      $  3,754
   0.00        $14.94        (0.71)%          2.18%      (0.03)%      2.15%         5.24%      114%(5)      $  4,711
   0.00        $15.48        (0.67)%          2.20%      (0.09)%      2.11%        23.11%       70%(5)      $  4,847
   0.00        $13.37        (0.84)%          2.35%      (0.15)%      2.20%        21.80%       64%(5)      $  2,769


   0.00        $ 5.87         1.52%           1.37%      (0.17)%      1.20%       (44.43)%      92%(5)      $140,501
   0.00        $10.69         0.71%           1.38%      (0.18)%      1.20%       (22.33)%      82%(5)      $252,275
   0.00        $15.54         0.26%           1.37%      (0.17)%      1.20%         6.28%       69%(5)      $327,372
   0.00        $15.69         0.26%           1.27%      (0.08)%      1.19%         6.26%      114%(5)      $272,787
   0.00        $16.08         0.33%           1.22%      (0.10)%      1.12%        24.21%       70%(5)      $140,337
   0.00        $13.74         0.15%           1.38%      (0.18)%      1.20%        23.05%       64%(5)      $ 59,797




   0.00        $ 5.28         0.86%          16.30%     (14.85)%      1.45%       (38.17)%      23%(5)      $    158
   0.00        $ 8.54         0.22%          17.31%     (15.86)%      1.45%       (17.24)%      46%(5)      $    313
   0.00        $10.34         0.07%          63.76%     (62.31)%      1.45%         3.40%       64%(5)      $    203


   0.00        $ 5.19         0.14%          17.11%     (14.91)%      2.20%       (38.36)%      23%(5)      $    209
   0.00        $ 8.42        (0.51)%         17.38%     (15.19)%      2.20%       (17.84)%      46%(5)      $    325
   0.00        $10.27        (0.69)%         60.62%     (58.42)%      2.20%         2.70%       64%(5)      $    126


   0.00        $ 5.11         1.14%          16.16%     (14.96)%      1.20%       (37.99)%      23%(5)      $      5
   0.00        $ 8.24         0.45%          18.53%     (17.32)%      1.20%       (17.05)%      46%(5)      $      9
   0.00        $10.36         0.17%          84.15%     (82.95)%      1.20%         3.60%       64%(5)      $     15

                       78 Wells Fargo Equity Gateway Funds


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at March 31, 2009, was comprised of 99 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, and Strategic Small Cap Value Fund. These Funds are each a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

As of the open of business on July 21, 2008, the Wells Fargo Advantage C&B Large Cap Value Fund (the "Acquiring Fund") acquired all of the assets and assumed all of the liabilities of the Wells Fargo Advantage Value Fund (the "Target Fund") (the "Acquisition"). The Acquiring Fund was deemed to be the accounting survivor in the Acquisition.

The Acquisition was completed pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Trust on November 7, 2007 and by the shareholders of the Target Fund on June 30, 2008. The Acquisition was accomplished through the following steps. In a tax-free exchange, the Acquiring Fund issued 193,259 of its Class A shares (valued at $1,545,491), 58,383 of its Class B shares (valued at $463,080), 41,840 of its
Class C shares (valued at $331,524), 2,073,202 of its Investor Class shares (valued at $16,536,245) and 313,185 of its Administrator Class shares (valued at $2,509,142) in exchange for all of the assets and liabilities of the Target Fund. The aggregate net assets of the Target Fund, representing the aggregate net asset value of the Class A shares, Class B shares, Class C shares, Investor Class shares and Administrator Class shares of the Target Fund, at the close of business on July 18, 2008 were valued at $21,385,482 and were combined with those of the Acquiring Fund. Each Target Fund then liquidated by distributing
(i) Class A shares of the Acquiring Fund pro rata to the Target Fund shareholders holding Class A shares of the Target Fund, (ii) Class B shares of the Acquiring Fund pro rata to the Target Fund shareholders holding Class B shares of the Target Fund, (iii) Class C shares of the Acquiring Fund pro rata to the Target Fund shareholders holding Class C shares of the Target Fund, (iv) Investor Class shares of the Acquiring Fund pro rata to the Target Fund shareholders holding Investor Class shares of the Target Fund, and (v) Administrator Class shares of the Acquiring Fund pro rata to the Target Fund shareholders holding Administrator Class shares of the Target Fund. As a result, the Target Fund shareholders received shares of their specified class of the Acquiring Fund with a total value equal to the value of their Target Fund shares at the close of business on July 18, 2008. The Acquiring Fund then transferred in-kind the assets acquired in the Acquisition to the master portfolio in which it invests all or substantially all of its assets in exchange for interests in the master portfolio.

In connection with the Acquisition, the Target Fund was dissolved and terminated as a series of the Trust. The aggregate net assets of the Acquiring Fund immediately after the Acquisition totaled $541,421,180.

In addition, effective at the close of business on June 20, 2008, the Class D shares of the Acquiring Fund was renamed Investor Class shares and was modified to assume the features and attributes associated with Investor Class shares, including its exchange privileges. Similarly, the Class Z shares of the Large Company Growth Fund was renamed Investor Class shares and was modified to assume the features and attributes associated with Investor Class shares, including its exchange privileges.

The C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, and Strategic Small Cap Value Fund each seek to achieve its investment objective by investing all or substantially all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, an open-end management investment company registered under the 1940 Act. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized

                       Wells Fargo Equity Gateway Funds 79


Notes to Financial Statements

gains and losses. The financial statements of the Master Portfolios for the six-month period ended March 31, 2009, are in this report and should be read in conjunction with each Fund's financial statements. As of March 31, 2009, the C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, and Strategic Small Cap Value Fund own the following percentages of the Master Portfolio(s) in which each Fund invests:

                                     C&B Large  Diversified  Diversified  Emerging  Equity  Equity  Growth
                                     Cap Value    Equity        Small      Growth   Income   Value  Equity
                                        Fund       Fund       Cap Fund      Fund     Fund    Fund    Fund
                                     ---------  -----------  -----------  --------  ------  ------  ------
C&B LARGE CAP VALUE PORTFOLIO            77%         10%          NA         NA       NA      NA      NA
DISCIPLINED GROWTH PORTFOLIO             NA          38%          NA         NA       NA      NA       8%
EMERGING GROWTH PORTFOLIO                NA          10%          66%         4%      NA      NA       7%
EQUITY INCOME PORTFOLIO                  NA          21%          NA         NA       50%     NA      NA
EQUITY VALUE PORTFOLIO                   NA          11%          NA         NA       NA      47%     NA
INDEX PORTFOLIO                          NA           9%          NA         NA       NA      NA      NA
INTERNATIONAL CORE PORTFOLIO             NA          35%          NA         NA       NA      NA      15%
INTERNATIONAL GROWTH PORTFOLIO           NA          20%          NA         NA       NA      NA       8%
INTERNATIONAL INDEX PORTFOLIO            NA          35%          NA         NA       NA      NA      15%
INTERNATIONAL VALUE PORTFOLIO            NA           9%          NA         NA       NA      NA       4%
LARGE CAP APPRECIATION PORTFOLIO         NA          15%          NA         NA       NA      NA      NA
LARGE COMPANY GROWTH PORTFOLIO           NA          12%          NA         NA       NA      NA       4%
SMALL CAP INDEX PORTFOLIO                NA          10%          68%        NA       NA      NA       7%
SMALL COMPANY GROWTH PORTFOLIO           NA           4%          25%        NA       NA      NA       3%
SMALL COMPANY VALUE PORTFOLIO            NA           1%           5%        NA       NA      NA       1%
STRATEGIC SMALL CAP VALUE PORTFOLIO      NA          10%          68%        NA       NA      NA       7%

                                                      Large Cap      Large        Small       Small      Strategic
                                     International  Appreciation    Company      Company     Company     Small Cap
                                      Value Fund        Fund      Growth Fund  Growth Fund  Value Fund  Value Fund
                                     -------------  ------------  -----------  -----------  ----------  ----------
C&B LARGE CAP VALUE PORTFOLIO             NA             NA           NA            NA          NA          NA
DISCIPLINED GROWTH PORTFOLIO              NA             NA           NA            NA          NA          NA
EMERGING GROWTH PORTFOLIO                 NA             NA           NA            NA          NA          NA
EQUITY INCOME PORTFOLIO                   NA             NA           NA            NA          NA          NA
EQUITY VALUE PORTFOLIO                    NA             NA           NA            NA          NA          NA
INDEX PORTFOLIO                           NA             NA           NA            NA          NA          NA
INTERNATIONAL CORE PORTFOLIO              NA             NA           NA            NA          NA          NA
INTERNATIONAL GROWTH PORTFOLIO            NA             NA           NA            NA          NA          NA
INTERNATIONAL INDEX PORTFOLIO             NA             NA           NA            NA          NA          NA
INTERNATIONAL VALUE PORTFOLIO             75%            NA           NA            NA          NA          NA
LARGE CAP APPRECIATION PORTFOLIO          NA             64%          NA            NA          NA          NA
LARGE COMPANY GROWTH PORTFOLIO            NA             NA           67%           NA          NA          NA
SMALL CAP INDEX PORTFOLIO                 NA             NA           NA            NA          NA          NA
SMALL COMPANY GROWTH PORTFOLIO            NA             NA           NA            63%         NA          NA
SMALL COMPANY VALUE PORTFOLIO             NA             NA           NA            NA          68%         NA
STRATEGIC SMALL CAP VALUE PORTFOLIO       NA             NA           NA            NA          NA           0%*

*    The amount invested is less than 1%.

                       80 Wells Fargo Equity Gateway Funds


                                                   Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Securities valuation

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Equity Income Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

Federal income taxes

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2009.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: May 31, 2006; May 31, 2007; May 31, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

                      Wells Fargo Equity Gateway Funds 81


Notes to Financial Statements

At September 30, 2008, the Funds' prior fiscal year, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                    Capital Loss
Fund                             Expiration Year   Carryforwards
----                             ---------------   -------------
Large Company Growth Fund              2009         $ 5,401,801
                                       2010          26,043,549
                                       2011          45,522,537
                                       2012          46,100,191
                                       2013          10,507,524
Strategic Small Cap Value Fund         2016               2,719

At September 30, 2008, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                 Deferred Post-October
Fund                                 Capital Loss
----                             ---------------------
C&B Large Cap Value Fund             $  9,633,549
Diversified Small Cap Fund             16,125,427
Emerging Growth Fund                    1,380,583
Equity Value Fund                      13,307,657
International Value Fund                1,212,977
Large Cap Appreciation Fund               850,014
Small Company Growth Fund              31,497,291
Small Company Value Fund               24,538,467
Strategic Small Cap Value Fund              5,085

3. EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

For each Fund that invests substantially all of its assets in a single Master Portfolio, Funds Management does not currently receive investment advisory fees. For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing such advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding subadviser, if any) may receive an investment advisory fee for the direct management of those assets.

Administration and transfer agent fees

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                Administration Fees
               Average Daily      (% of Average
                 Net Assets      Daily Net Assets)
             ----------------   -------------------
Fund level   First $5 billion          0.05
              Next $5 billion          0.04
             Over $10 billion          0.03

                     82 Wells Fargo Equity Gateway Funds


                                                   Notes to Financial Statements

                                         Administration Fees
                       Average Daily       (% of Average
                         Net Assets       Daily Net Assets)
                      ----------------   -------------------
Class level
Class A               All asset levels           0.28
Class B               All asset levels           0.28
Class C               All asset levels           0.28
Administrator Class   All asset levels           0.10
Institutional Class   All asset levels           0.08
Investor Class        All asset levels           0.38*

* Effective February 1, 2009, the class-level administration fee for Investor Class was reduced by 0.02%. Prior to February 1, 2009, the class-level administration fee for Investor Class was 0.40%.

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. Transfer agent fees are paid by Funds Management and not by the Funds.

Custody fees

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                  % of Average
Share Class                                                      Daily Net Assets
-----------                                                      ----------------
Class A, Class B, Class C, Administrator Class, Investor Class         0.25

For the six-month period ended March 31, 2009, shareholder servicing fees paid were as follows:

                                                                Administrator   Institutional   Investor
Fund                              Class A   Class B   Class C       Class           Class         Class
----                             --------   -------   -------   -------------   -------------   --------
C&B LARGE CAP VALUE FUND         $ 33,829   $10,579   $ 7,454      $211,500           NA        $140,703
DIVERSIFIED EQUITY FUND            83,059    15,263     2,850       604,066           NA              NA
DIVERSIFIED SMALL CAP FUND             NA        NA        NA       479,679           NA              NA
EMERGING GROWTH FUND                   13        NA         8            54           NA           3,090
EQUITY INCOME FUND                 97,833     6,779     1,800        51,622           NA              NA
EQUITY VALUE FUND                   4,043     1,157       828       165,454           NA              NA
GROWTH EQUITY FUND                 17,520     2,226       587       118,984           NA              NA
INTERNATIONAL VALUE FUND           23,259       719       671       192,787           NA              NA
LARGE CAP APPRECIATION FUND         7,766     1,384       458        49,093           NA              NA
LARGE COMPANY GROWTH FUND         211,239    17,581     5,448       443,869           NA          63,184
SMALL COMPANY GROWTH FUND           1,921       290       261       186,260           NA              NA
SMALL COMPANY VALUE FUND           25,477     3,561     1,254       193,753           NA              NA
STRATEGIC SMALL CAP VALUE FUND        259        NA       276             7           NA              NA

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Funds, at an annual rate of 0.75% of average daily net assets.

                      Wells Fargo Equity Gateway Funds 83


Notes to Financial Statements

For the six-month period ended March 31, 2009, distribution fees incurred are disclosed on the Statements of Operations.

Other fees

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

Waived fees and reimbursed expenses

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the six month period ended March 31, 2009, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Funds Management may also, from time to time, voluntarily waive additional fees and/or reimburse expenses as deemed appropriate by Funds Management to further lower the net operating expense ratios for specified Funds. Net operating expense ratios in effect for the six-month period ended March 31, 2009, were as follows:

                                                       Net Operating Expense Ratios
                                 -----------------------------------------------------------------------
                                                                                 Institutional  Investor
FUND                             Class A  Class B  Class C  Administrator Class      Class        Class
----                             -------  -------  -------  -------------------  -------------  --------
C & B LARGE CAP VALUE FUND       1.15%    1.90%    1.90%         0.95%               0.70%        1.20%
DIVERSIFIED EQUITY FUND          1.25%    2.00%    2.00%         1.00%                 NA           NA
DIVERSIFIED SMALL CAP FUND         NA       NA       NA          1.00%                 NA           NA
EMERGING GROWTH FUND             1.45%      NA     2.20%         1.20%               0.95%        1.49%
EQUITY INCOME FUND               1.10%    1.85%    1.85%         0.85%                 NA           NA
EQUITY VALUE FUND                1.25%    2.00%    2.00%         1.00%               0.75%          NA
GROWTH EQUITY FUND               1.50%    2.25%    2.25%         1.25%               1.05%          NA
INTERNATIONAL VALUE FUND         1.50%    2.25%    2.25%         1.25%               1.05%          NA
LARGE CAP APPRECIATION FUND      1.25%(1) 2.00%(1) 2.00%(1)      1.00%(1)            0.70%          NA
LARGE COMPANY GROWTH FUND        1.20%    1.95%    1.95%         0.95%               0.75%        1.27%
SMALL COMPANY GROWTH FUND        1.45%(1) 2.20%(1) 2.20%(1)      1.20%(1)            0.95%          NA
SMALL COMPANY VALUE FUND         1.45%    2.20%    2.20%         1.20%                 NA           NA
STRATEGIC SMALL CAP VALUE FUND   1.45%      NA     2.20%         1.20%                 NA           NA

(1.) Ratios shown in the table reflect the contractual net operating expense ratios in effect at period end. Financial Highlights show blended net expense ratios that reflect additional voluntary fee waivers by Funds Management.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six-month period ended March 31, 2009, were as follows:

FUND*                        Purchases at Cost   Sales Proceeds
-----                        -----------------   --------------
C&B LARGE CAP VALUE FUND        $ 72,592,951      $ 72,193,512
DIVERSIFIED EQUITY FUND          153,776,674       207,456,741
DIVERSIFIED SMALL CAP FUND       147,812,654       160,978,031
EMERGING GROWTH FUND               1,871,880         2,029,477
EQUITY INCOME FUND                 4,835,436        21,521,490
EQUITY VALUE FUND                167,314,884       173,829,937

                       84 Wells Fargo Equity Gateway Funds


                                                   Notes to Financial Statements

Fund*                            Purchases at Cost   Sales Proceeds
-----                            -----------------   --------------
GROWTH EQUITY FUND                  $ 37,847,457      $ 50,529,133
INTERNATIONAL VALUE FUND              43,005,120        21,219,806
LARGE CAP APPRECIATION FUND           46,691,185        57,913,404
LARGE COMPANY GROWTH FUND             51,577,101       219,212,091
SMALL COMPANY GROWTH FUND            152,672,456       165,712,502
SMALL COMPANY VALUE FUND             102,883,530       104,598,933
STRATEGIC SMALL CAP VALUE FUND            92,844            99,242

* These Funds seek to achieve their investment objectives by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) are parties to a revolving Credit Agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest under the Credit Agreement is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.60%. In addition, under the amended Credit Agreement, the Funds pay a quarterly commitment equal to 0.15% per annum of the credit line.

For the six-month period ended March 31, 2009, there were no borrowings by any of the Funds under this agreement.

6. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards
161, "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, and interim periods within those years. As of March 31, 2009, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly" ("FAS 157-4"). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

                   Wells Fargo Advantage Master Portfolios 85


Portfolio of Investments--March 31, 2009 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 93.62%
APPAREL & ACCESSORY STORES: 3.94%
     424,200   KOHL'S CORPORATION+                                                                           $    17,952,144
                                                                                                             ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.77%
     141,500   VF CORPORATION                                                                                      8,081,065
                                                                                                             ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.43%
      15,300   NVR INCORPORATED<<                                                                                  6,544,575
                                                                                                             ---------------
BUSINESS SERVICES: 8.68%
     144,000   FISERV INCORPORATED+<<                                                                              5,250,240
     247,000   MANPOWER INCORPORATED                                                                               7,787,910
     708,400   MICROSOFT CORPORATION                                                                              13,013,308
     577,800   OMNICOM GROUP INCORPORATED                                                                         13,520,520
                                                                                                                  39,571,978
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 13.43%
     349,400   AVERY DENNISON CORPORATION                                                                          7,805,596
     387,000   AVON PRODUCTS INCORPORATED                                                                          7,442,010
     259,600   COLGATE-PALMOLIVE COMPANY                                                                          15,311,208
     176,000   HENKEL KGAA ADR                                                                                     4,400,000
     355,900   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED<<                                                  10,840,714
     293,400   JOHNSON & JOHNSON                                                                                  15,432,840
                                                                                                                  61,232,368
                                                                                                             ---------------
COMMUNICATIONS: 3.00%
     785,000   VODAFONE GROUP PLC ADR                                                                             13,674,700
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 4.26%
     446,400   BANK OF AMERICA CORPORATION                                                                         3,044,448
     211,500   JPMORGAN CHASE & COMPANY                                                                            5,621,670
     350,200   STATE STREET CORPORATION                                                                           10,779,156
                                                                                                                  19,445,274
                                                                                                             ---------------
EATING & DRINKING PLACES: 5.13%
     314,100   DARDEN RESTAURANTS INCORPORATED                                                                    10,761,066
     231,800   MCDONALD'S CORPORATION                                                                             12,649,326
                                                                                                                  23,410,392
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 5.52%
   2,140,000   FLEXTRONICS INTERNATIONAL LIMITED+                                                                  6,184,600
     731,500   GENERAL ELECTRIC COMPANY<<                                                                          7,395,465
     527,100   MOLEX INCORPORATED CLASS A                                                                          6,662,544
     446,200   TYCO ELECTRONICS LIMITED                                                                            4,926,048
                                                                                                                  25,168,657
                                                                                                             ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.93%
     285,200   ILLINOIS TOOL WORKS INCORPORATED                                                                    8,798,420
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 2.26%
     230,300   DIAGEO PLC ADR<<                                                                                   10,305,925
                                                                                                             ---------------
HEALTH SERVICES: 2.40%
     347,300   CARDINAL HEALTH INCORPORATED                                                                       10,933,004
                                                                                                             ---------------
HOLDING & OTHER INVESTMENT OFFICES: 2.01%
       3,250   BERKSHIRE HATHAWAY INCORPORATED CLASS B+<<                                                          9,165,000
                                                                                                             ---------------

                   86 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.33%
     297,000   DIEBOLD INCORPORATED                                                                          $     6,340,950
     372,900   DOVER CORPORATION                                                                                   9,837,102
     200,600   EATON CORPORATION                                                                                   7,394,116
     422,000   PITNEY BOWES INCORPORATED<<                                                                         9,853,700
                                                                                                                  33,425,868
                                                                                                             ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.52%
     523,400   WILLIS GROUP HOLDINGS LIMITED                                                                      11,514,800
                                                                                                             ---------------
INSURANCE CARRIERS: 4.59%
     489,200   ALLSTATE CORPORATION<<                                                                              9,368,180
     170,300   AXIS CAPITAL HOLDINGS LIMITED                                                                       3,838,562
     715,500   OLD REPUBLIC INTERNATIONAL CORPORATION                                                              7,741,710
                                                                                                                  20,948,452
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 6.81%
      75,500   BECTON DICKINSON & COMPANY                                                                          5,076,620
   1,168,700   BOSTON SCIENTIFIC CORPORATION+                                                                      9,291,165
     351,500   QUEST DIAGNOSTICS INCORPORATED                                                                     16,689,220
                                                                                                                  31,057,005
                                                                                                             ---------------
MEDICAL PRODUCTS: 1.10%
      98,100   BAXTER INTERNATIONAL INCORPORATED                                                                   5,024,682
                                                                                                             ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.31%
     304,500   TYCO INTERNATIONAL LIMITED<<                                                                        5,956,020
                                                                                                             ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.71%
     158,200   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                          7,786,604
                                                                                                             ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.23%
     747,600   AMERICAN EXPRESS COMPANY                                                                           10,189,788
                                                                                                             ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.85%
     325,200   EXXON MOBIL CORPORATION                                                                            22,146,120
                                                                                                             ---------------
PRIMARY METAL INDUSTRIES: 1.00%
     168,900   HUBBELL INCORPORATED CLASS B                                                                        4,553,544
                                                                                                             ---------------
TRAVEL & RECREATION: 2.17%
     457,500   CARNIVAL CORPORATION+                                                                               9,882,000
                                                                                                             ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.24%
     221,200   KIMBERLY-CLARK CORPORATION                                                                         10,199,532
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $671,204,202)                                                                          426,967,917
                                                                                                             ---------------
PREFERRED STOCKS: 1.47%
     246,900   HENKEL KGAA ADR PREFERRED                                                                           6,690,990
TOTAL PREFERRED STOCKS (COST $11,143,238)                                                                          6,690,990
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 7.42%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.47%
   1,679,861   AIM STIT-LIQUD ASSETS PORTFOLIO                                                                     1,679,861
   1,679,861   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORFOLIO                                                         1,679,861
   1,679,861   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          1,679,861
   1,679,861   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               1,679,861
                                                                                                                   6,719,444
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 87


Portfolio of Investments--March 31, 2009 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

                                                                                    INTEREST     MATURITY
 PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS: 5.95%
$    409,722   ABN AMRO BANK NV (CHICAGO)                                              2.06%    04/01/2009   $       409,722
     232,176   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.55     04/03/2009           232,176
     409,722   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.75     04/09/2009           409,722
      13,657   AMSTEL FUNDING CORPORATION++                                            1.50     04/06/2009            13,655
     478,009   AMSTERDAM FUNDING CORPORATION++                                         0.50     04/22/2009           477,870
      27,315   ANTALIS US FUNDING CORPORATION++                                        0.50     04/01/2009            27,315
     539,468   ANTALIS US FUNDING CORPORATION++(p)                                     0.68     04/21/2009           539,264
     587,269   BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38     04/01/2009           587,269
   1,529,630   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,529,641)                  0.25     04/01/2009         1,529,630
    177,546    BANK OF IRELAND                                                         0.60     04/01/2009           177,546
   3,742,130   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $3,742,161)                                                             0.30     04/01/2009         3,742,130
     177,546   BNP PARIBAS (PARIS)                                                     0.30     04/01/2009           177,546
     546,296   BRYANT BANK FUNDING LLC++(p)                                            0.47     04/20/2009           546,161
     587,269   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50     04/01/2009           587,269
     204,861   CALYON (LONDON)                                                         0.45     04/01/2009           204,861
     368,750   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60     04/08/2009           368,707
     576,459   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008             9,512
     443,815   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008             7,323
     382,407   CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85     04/01/2009           382,407
     122,917   CLIPPER RECEIVABLES CORPORATION++                                       0.85     04/03/2009           122,911
      36,465   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               2.25     10/01/2038            36,465
     245,833   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            3.50     12/15/2037           245,833
     655,556   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85     04/01/2009           655,556
     518,981   E.ON AG++                                                               0.60     04/22/2009           518,800
     136,574   EBBETS FUNDING LLC++                                                    0.60     04/06/2009           136,563
     204,861   EBBETS FUNDING LLC++                                                    0.60     04/07/2009           204,841
     102,431   EDISON ASSET SECURITIZATION LLC++(p)                                    0.50     04/21/2009           102,402
      27,315   ELYSIAN FUNDING LLC++                                                   0.55     04/06/2009            27,313
      54,630   ELYSIAN FUNDING LLC++                                                   0.60     04/01/2009            54,630
     136,574   ELYSIAN FUNDING LLC++                                                   0.60     04/07/2009           136,560
     239,005   ERASMUS CAPITAL CORPORATION++                                           0.50     04/06/2009           238,988
      68,287   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.50     04/21/2009            68,268
     409,722   GEMINI SECURITIZATION INCORPORATED++                                    0.55     04/14/2009           409,641
     740,300   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $740,303)                    0.17     04/01/2009           740,300
      40,972   GRAMPIAN FUNDING LLC++                                                  0.58     04/06/2009            40,969
   2,101,904   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009           753,323
      22,535   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   2.75     11/01/2042            22,535
      27,315   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      1.00     01/01/2018            27,315
   1,365,741   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,365,750)                  0.24     04/01/2009         1,365,741
      40,972   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  1.00     04/15/2025            40,972
     409,722   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88     04/08/2009           409,653
     174,269   LLOYDS TSB BANK PLC                                                     0.50     04/06/2009           174,256
     282,845   LLOYDS TSB BANK PLC                                                     0.50     04/09/2009           282,813
      10,926   LLOYDS TSB BANK PLC                                                     0.50     04/14/2009            10,924
     409,722   LMA AMERICAS LLC++                                                      0.57     04/29/2009           409,541
     478,009   MATCHPOINT MASTER TRUST++                                               0.43     04/27/2009           477,861
      58,727   MISSISSIPPI STATE GO+/-ss                                               5.00     11/01/2028            58,727
     177,546   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MONEY MARKET SECURITIES (MATURITY VALUE $177,549)                       0.66     04/01/2009           177,546
     546,296   NATIXIS                                                                 0.38     04/02/2009           546,296
      27,315   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                3.75     01/01/2018            27,315
     177,546   NORDEA BANK AB                                                          0.30     04/01/2009           177,546
     172,083   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/15/2009           172,047
     245,833   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/20/2009           245,762
     273,148   ROMULUS FUNDING CORPORATION++                                           0.90     04/24/2009           272,991

                   88 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

                                                                                    INTEREST     MATURITY
 PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    136,574   ROMULUS FUNDING CORPORATION++(p)                                        1.00%    04/22/2009   $       136,494
     409,722   SANPAOLO IMI US FINANCIAL COMPANY                                       0.49     04/21/2009           409,611
     478,009   SOCIETE GENERALE NY                                                     1.05     04/27/2009           478,233
     494,398   STARBIRD FUNDING CORPORATION++                                          0.60     04/30/2009           494,159
     136,574   STATE STREET CORPORATION                                                0.40     04/01/2009           136,574
     409,722   SURREY FUNDING CORPORATION++(p)                                         0.55     04/06/2009           409,691
     546,296   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53     04/20/2009           546,143
     478,009   TICONDEROGA MASTER FUNDING LIMITED++                                    0.45     04/28/2009           477,848
     478,009   TULIP FUNDING CORPORATION++(p)                                          0.50     04/15/2009           477,916
     505,324   UBS FINANCE (DELAWARE) LLC                                              0.55     04/23/2009           505,154
     478,009   UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70     04/27/2009           477,768
     204,861   VERSAILLES CP LLC++                                                     0.60     04/01/2009           204,861
     799,316   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.38     07/28/2008           367,685
     464,172   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.41     08/07/2008           213,519
     568,724   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.19     04/03/2008           261,613
     923,142   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.20     02/15/2008           424,645
     890,296   WHITE PINE FINANCE LLC+++/-####(a)(i)                                   1.15     02/22/2008           744,822
      81,944   WINDMILL FUNDING CORPORATION++                                          0.40     04/03/2009            81,940
     464,352   WINDMILL FUNDING CORPORATION++(p)                                       0.50     04/24/2009           464,204
                                                                                                                  27,136,169
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $35,288,128)                                                        33,855,613
                                                                                                             ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 5.17%

  23,550,449   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                        23,550,449
                                                                                                             ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $23,550,449)                                                                   23,550,449
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $741,186,017)*                                                       107.68%                           $   491,064,969
OTHER ASSETS AND LIABILITIES, NET                                           (7.68)                               (35,010,140)
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $   456,054,829
                                                                           ------                            ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $23,550,449.

* Cost for federal income tax purposes is $743,650,716 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $   4,354,608
Gross unrealized depreciation                 (256,940,355)
                                             -------------
Net unrealized appreciation (depreciation)   $(252,585,747)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 89


Portfolio of Investments--March 31, 2009 (Unaudited)

DISCIPLINED GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 95.79%
AGRICULTURAL SERVICES: 1.78%
      21,100   COMPASS MINERALS INTERNATIONAL INCORPORATED<<                                                 $     1,189,407
BIOPHARMACEUTICALS: 3.89%
      20,460   CEPHALON INCORPORATED<<+                                                                            1,393,326
      26,000   GILEAD SCIENCES INCORPORATED+                                                                       1,204,320
                                                                                                                   2,597,646
                                                                                                             ---------------
BUSINESS SERVICES: 13.36%
      53,500   BMC SOFTWARE INCORPORATED+                                                                          1,765,500
      75,600   CA INCORPORATED                                                                                     1,331,316
      36,035   GLOBAL PAYMENTS INCORPORATED<<                                                                      1,203,929
       8,100   MASTERCARD INCORPORATED CLASS A                                                                     1,356,588
      94,100   RED HAT INCORPORATED+                                                                               1,678,744
     106,500   SYMANTEC CORPORATION<<+                                                                             1,591,110
                                                                                                                   8,927,187
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 12.47%
      29,700   ABBOTT LABORATORIES                                                                                 1,416,690
      66,900   BRISTOL-MYERS SQUIBB COMPANY                                                                        1,466,448
      24,800   CHURCH & DWIGHT COMPANY INCORPORATED<<                                                              1,295,304
      23,900   COLGATE-PALMOLIVE COMPANY                                                                           1,409,622
      23,500   PROCTER & GAMBLE COMPANY                                                                            1,106,615
      47,100   SCOTTS MIRACLE-GRO COMPANY<<                                                                        1,634,370
                                                                                                                   8,329,049
                                                                                                             ---------------
COMMUNICATIONS: 2.20%
      48,300   AMERICAN TOWER CORPORATION CLASS A+                                                                 1,469,769
                                                                                                             ---------------
EATING & DRINKING PLACES: 4.98%
     126,300   BRINKER INTERNATIONAL INCORPORATED                                                                  1,907,130
      26,000   MCDONALD'S CORPORATION                                                                              1,418,820
                                                                                                                   3,325,950
                                                                                                             ---------------
EDUCATIONAL SERVICES: 4.73%
      21,100   APOLLO GROUP INCORPORATED CLASS A+                                                                  1,652,763
      12,400   ITT EDUCATIONAL SERVICES INCORPORATED<<+                                                            1,505,608
                                                                                                                   3,158,371
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.84%
      32,100   PG&E CORPORATION                                                                                    1,226,862
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 3.14%
      35,900   HARRIS CORPORATION                                                                                  1,038,946
      25,630   SOHU.COM INCORPORATED<<+                                                                            1,058,775
                                                                                                                   2,097,721
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 5.93%
      48,200   ACCENTURE LIMITED CLASS A                                                                           1,325,018
      31,000   GEN-PROBE INCORPORATED+                                                                             1,412,980
      65,600   SAIC INCORPORATED+                                                                                  1,224,752
                                                                                                                   3,962,750
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 1.63%
      21,100   PEPSICO INCORPORATED                                                                                1,086,228
                                                                                                             ---------------

                   90 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

DISCIPLINED GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
GENERAL MERCHANDISE STORES: 7.07%
      47,100   BJ'S WHOLESALE CLUB INCORPORATED+                                                             $     1,506,729
      48,300   FAMILY DOLLAR STORES INCORPORATED                                                                   1,611,771
      30,800   WAL-MART STORES INCORPORATED                                                                        1,604,680
                                                                                                                   4,723,180
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.30%
      44,600   HEWLETT-PACKARD COMPANY                                                                             1,429,876
      14,900   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                         1,443,661
                                                                                                                   2,873,537
                                                                                                             ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.25%
      66,900   UNUMPROVIDENT CORPORATION                                                                             836,250
                                                                                                             ---------------
INSURANCE CARRIERS: 0.86%
      29,700   AFLAC INCORPORATED                                                                                    574,992
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 5.92%
      23,500   BECTON DICKINSON & COMPANY                                                                          1,580,140
      24,800   RAYTHEON COMPANY                                                                                      965,712
      39,600   THERMO FISHER SCIENTIFIC INCORPORATED+                                                              1,412,532
                                                                                                                   3,958,384
                                                                                                             ---------------
MEDICAL EQUIPMENT & SUPPLIES: 2.49%
      45,800   ST. JUDE MEDICAL INCORPORATED+                                                                      1,663,914
                                                                                                             ---------------
MEDICAL MANAGEMENT SERVICES: 1.88%
      27,200   EXPRESS SCRIPTS INCORPORATED+                                                                       1,255,824
                                                                                                             ---------------
MEDICAL PRODUCTS: 2.04%
      26,600   BAXTER INTERNATIONAL INCORPORATED                                                                   1,362,452
                                                                                                             ---------------
MISCELLANEOUS SERVICES: 2.01%
      17,485   D&B CORPORATION                                                                                     1,346,345
                                                                                                             ---------------
PAPER & ALLIED PRODUCTS: 1.00%
      45,800   PACTIV CORPORATION+                                                                                   668,222
                                                                                                             ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 5.52%
      22,300   EXXON MOBIL CORPORATION                                                                             1,518,630
      31,000   SUNOCO INCORPORATED<<                                                                                 820,880
     100,300   TESORO PETROLEUM CORPORATION<<                                                                      1,351,041
                                                                                                                   3,690,551
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.65%
      74,800   KNIGHT CAPITAL GROUP INCORPORATED CLASS A<<+                                                        1,102,552
                                                                                                             ---------------
TRANSPORTATION BY AIR: 0.63%
     132,500   AMR CORPORATION<<+                                                                                    422,675
                                                                                                             ---------------
TRANSPORTATION EQUIPMENT: 1.54%
      24,800   GENERAL DYNAMICS CORPORATION                                                                        1,031,432
                                                                                                             ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.68%
      45,800   OMNICARE INCORPORATED                                                                               1,121,643
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $72,130,404)                                                                            64,002,893
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 91


Portfolio of Investments--March 31, 2009 (Unaudited)

DISCIPLINED GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COLLATERAL FOR SECURITIES LENDING: 18.11%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.72%
     620,477   AIM STIT-LIQUID ASSETS PORTFOLIO                                                              $       620,477
     620,477   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                          620,477
     620,477   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                            620,477
     620,477   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                 620,477
                                                                                                                   2,481,908
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 14.39%
$    151,336   ABN AMRO BANK NV (CHICAGO)                                              2.06%    04/01/2009           151,336
      85,757   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.55     04/03/2009            85,757
     151,336   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.75     04/09/2009           151,336
       5,045   AMSTEL FUNDING CORPORATION++                                            1.50     04/06/2009             5,043
     176,559   AMSTERDAM FUNDING CORPORATION++                                         0.50     04/22/2009           176,507
      10,089   ANTALIS US FUNDING CORPORATION++                                        0.50     04/01/2009            10,089
     199,259   ANTALIS US FUNDING CORPORATION++(p)                                     0.68     04/21/2009           199,184
     216,915   BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38     04/01/2009           216,915
     564,987   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $564,991)                    0.25     04/01/2009           564,987
      65,579   BANK OF IRELAND                                                         0.60     04/01/2009            65,579
   1,382,201   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $1,382,213)                                                             0.30     04/01/2009         1,382,201
      65,579   BNP PARIBAS (PARIS)                                                     0.30     04/01/2009            65,579
     201,781   BRYANT BANK FUNDING LLC++(p)                                            0.47     04/20/2009           201,731
     216,915   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50     04/01/2009           216,915
      75,668   CALYON (LONDON)                                                         0.45     04/01/2009            75,668
     136,202   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60     04/08/2009           136,186
     128,570   CHEYNE FINANCE                                                          0.00     02/25/2008             2,121
      98,986   CHEYNE FINANCE                                                          0.00     05/19/2008             1,633
     141,247   CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85     04/01/2009           141,247
      45,401   CLIPPER RECEIVABLES CORPORATION++                                       0.85     04/03/2009            45,399
      13,469   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               2.25     10/01/2038            13,469
      90,802   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            3.50     12/15/2037            90,802
     242,137   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85     04/01/2009           242,137
     191,692   E.ON AG++                                                               0.60     04/22/2009           191,625
      50,445   EBBETS FUNDING LLC++                                                    0.60     04/06/2009            50,441
      75,668   EBBETS FUNDING LLC++                                                    0.60     04/07/2009            75,660
      37,834   EDISON ASSET SECURITIZATION LLC++(p)                                    0.50     04/21/2009            37,823
      10,089   ELYSIAN FUNDING LLC++                                                   0.55     04/06/2009            10,088
      20,178   ELYSIAN FUNDING LLC++                                                   0.60     04/01/2009            20,178
      50,445   ELYSIAN FUNDING LLC++                                                   0.60     04/07/2009            50,440
      88,279   ERASMUS CAPITAL CORPORATION++                                           0.50     04/06/2009            88,273
      25,223   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.50     04/21/2009            25,216
     151,336   GEMINI SECURITIZATION INCORPORATED++                                    0.55     04/14/2009           151,306
     273,439   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $273,440)                    0.17     04/01/2009           273,439
      15,134   GRAMPIAN FUNDING LLC++                                                  0.58     04/06/2009            15,132
     468,796   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009           168,017
       8,323   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   2.75     11/01/2042             8,323
      10,089   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      1.00     01/01/2018            10,089
     504,453   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $504,456)                    0.24     04/01/2009           504,453
      15,134   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  1.00     04/15/2025            15,134
     151,336   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88     04/08/2009           151,310

                   92 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

DISCIPLINED GROWTH PORTFOLIO

                                                                                    INTEREST     MATURITY
 PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     64,368   LLOYDS TSB BANK PLC                                                     0.50%    04/06/2009   $        64,364
     104,472   LLOYDS TSB BANK PLC                                                     0.50     04/09/2009           104,461
       4,036   LLOYDS TSB BANK PLC                                                     0.50     04/14/2009             4,035
     151,336   LMA AMERICAS LLC++                                                      0.57     04/29/2009           151,269
     176,559   MATCHPOINT MASTER TRUST++                                               0.43     04/27/2009           176,504
      21,691   MISSISSIPPI STATE GO+/-ss                                               5.00     11/01/2028            21,691
      65,579   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MONEY MARKET SECURITIES (MATURITY VALUE $65,580)                        0.66     04/01/2009            65,579
     201,781   NATIXIS                                                                 0.38     04/02/2009           201,781
      10,089   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                3.75     01/01/2018            10,089
      65,579   NORDEA BANK AB                                                          0.30     04/01/2009            65,579
      63,561   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/15/2009            63,547
      90,802   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/20/2009            90,775
     100,891   ROMULUS FUNDING CORPORATION++                                           0.90     04/24/2009           100,833
      50,445   ROMULUS FUNDING CORPORATION++(p)                                        1.00     04/22/2009            50,416
     151,336   SANPAOLO IMI US FINANCIAL COMPANY                                       0.49     04/21/2009           151,295
     176,559   SOCIETE GENERALE NY                                                     1.05     04/27/2009           176,641
     182,612   STARBIRD FUNDING CORPORATION++                                          0.60     04/30/2009           182,524
      50,445   STATE STREET CORPORATION                                                0.40     04/01/2009            50,445
     151,336   SURREY FUNDING CORPORATION++(p)                                         0.55     04/06/2009           151,324
     201,781   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53     04/20/2009           201,725
     176,559   TICONDEROGA MASTER FUNDING LIMITED++                                    0.45     04/28/2009           176,499
     176,559   TULIP FUNDING CORPORATION++(p)                                          0.50     04/15/2009           176,524
     186,648   UBS FINANCE (DELAWARE) LLC                                              0.55     04/23/2009           186,585
     176,559   UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70     04/27/2009           176,469
      75,668   VERSAILLES CP LLC++                                                     0.60     04/01/2009            75,668
     178,275   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.38     07/28/2008            82,006
     103,526   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.41     08/07/2008            47,622
     126,845   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.19     04/03/2008            58,349
     205,892   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.20     02/15/2008            94,710
     198,566   WHITE PINE FINANCE LLC+++/-####(a)(i)                                   1.15     02/22/2008           166,121
      30,267   WINDMILL FUNDING CORPORATION++                                          0.40     04/03/2009            30,267
     171,514   WINDMILL FUNDING CORPORATION++(p)                                       0.50     04/24/2009           171,458
                                                                                                                   9,615,923
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,411,761)                                                        12,097,831
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 93


Portfolio of Investments--March 31, 2009 (Unaudited)

DISCIPLINED GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
SHORT-TERM INVESTMENTS: 4.91%
   3,278,680   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                  $     3,278,680
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,278,680)                                                                     3,278,680
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $87,820,845)*                                                                  118.81%                 $    79,379,404
OTHER ASSETS AND LIABILITIES, NET                                                    (18.81)                     (12,568,624)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $    66,810,780
                                                                                     ------                  ---------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Well Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $3,278,680.

* Cost for federal income tax purposes is $87,843,362 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  3,586,657
Gross unrealized depreciation                 (12,050,616)
                                             ------------
Net unrealized appreciation (depreciation)   $ (8,463,959)

The accompanying notes are an integral part of these financial statements.

                   94 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

EMERGING GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 99.90%
AMUSEMENT & RECREATION SERVICES: 1.97%
      16,600   BALLY TECHNOLOGIES INCORPORATED+                                                              $       305,772
      43,500   WMS INDUSTRIES INCORPORATED+<<                                                                        909,585
                                                                                                                   1,215,357
                                                                                                             ---------------
APPAREL & ACCESSORY STORES: 0.50%
       9,600   THE BUCKLE INCORPORATED<<                                                                             306,528
                                                                                                             ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.55%
      39,800   TRUE RELIGION APPAREL INCORPORATED+<<                                                                 470,038
      20,200   WARNACO GROUP INCORPORATED+                                                                           484,800
                                                                                                                     954,838
                                                                                                             ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.58%
      19,700   WRIGHT EXPRESS CORPORATION+                                                                           358,934
                                                                                                             ---------------
BIOPHARMACEUTICALS: 3.25%
      42,500   ALEXION PHARMACEUTICALS INCORPORATED+                                                               1,600,550
       6,200   UNITED THERAPEUTICS CORPORATION+<<                                                                    409,758
                                                                                                                   2,010,308
                                                                                                             ---------------
BUSINESS SERVICES: 19.82%
       5,300   ANSYS INCORPORATED+                                                                                   133,030
      46,600   ARIBA INCORPORATED+                                                                                   406,818
      33,800   BANKRATE INCORPORATED+<<                                                                              843,310
      18,600   BLACKBOARD INCORPORATED+<<                                                                            590,364
      30,000   BLUE COAT SYSTEMS INCORPORATED+                                                                       360,300
      23,700   CAPELLA EDUCATION COMPANY+<<                                                                        1,256,100
       9,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                   187,110
      44,800   COMPELLENT TECHNOLOGIES INCORPORATED+                                                                 486,080
      72,100   CONCUR TECHNOLOGIES INCORPORATED+<<                                                                 1,383,599
      73,700   CYBERSOURCE CORPORATION+<<                                                                          1,091,497
      25,400   F5 NETWORKS INCORPORATED+<<                                                                           532,130
       9,400   FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                               469,906
      21,000   LENDER PROCESSING SERVICES INCORPORATED                                                               642,811
      30,300   MEDASSETS INCORPORATED+                                                                               431,775
      31,100   MERCADOLIBRE INCORPORATED+<<                                                                          576,905
      59,600   PROS HOLDINGS INCORPORATED+                                                                           277,140
      13,300   QUALITY SYSTEMS INCORPORATED<<                                                                        601,825
      59,120   RISKMETRICS GROUP INCORPORATED+<<                                                                     844,825
       4,800   SHANDA INTERACTIVE ENTERTAINMENT LIMITED ADR+                                                         189,744
      27,850   VOCUS INCORPORATED+                                                                                   370,127
      47,700   WEBSENSE INCORPORATED+                                                                                572,400
                                                                                                                  12,247,796
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 2.13%
      10,200   EMERGENT BIOSOLUTIONS INCORPORATED+                                                                   137,802
      64,600   MARTEK BIOSCIENCES CORPORATION+<<                                                                   1,178,950
                                                                                                                   1,316,752
                                                                                                             ---------------
COMMUNICATIONS: 5.14%
      57,700   DG FASTCHANNEL INCORPORATED+<<                                                                      1,083,029
      15,400   EQUINIX INCORPORATED+<<                                                                               864,710
      87,700   LOOPNET INCORPORATED+<<                                                                               533,216
      44,300   SYNIVERSE HOLDINGS INCORPORATED+                                                                      698,168
                                                                                                                   3,179,123
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 95


Portfolio of Investments--March 31, 2009 (Unaudited)

EMERGING GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMUNICATIONS EQUIPMENT: 0.31%
       9,600   GENERAL CABLE CORPORATION                                                                     $       190,272
                                                                                                             ---------------
E-COMMERCE/SERVICES: 2.30%
      18,000   PRICELINE.COM INCORPORATED+<<                                                                       1,418,040
                                                                                                             ---------------
EATING & DRINKING PLACES: 3.37%
      63,500   BURGER KING HOLDINGS INCORPORATED                                                                   1,457,325
     124,700   WENDY'S ARBY'S GROUP INCORPORATED                                                                     627,241
                                                                                                                   2,084,566
                                                                                                             ---------------
EDUCATIONAL SERVICES: 5.94%
      24,600   AMERICAN PUBLIC EDUCATION INCORPORATED+<<                                                           1,034,676
      48,400   CORINTHIAN COLLEGES INCORPORATED+<<                                                                   941,380
      95,300   K12 INCORPORATED+                                                                                   1,324,670
       7,300   New Oriental Education & Technology Group Incorporated+<<                                             366,825
                                                                                                                   3,667,551
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.68%
       8,800   CLEAN HARBORS INCORPORATED+                                                                           422,400
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 12.35%
      20,000   BALDOR ELECTRIC COMPANY                                                                               289,800
      18,100   GREATBATCH INCORPORATED+                                                                              350,235
     181,800   HARMONIC INCORPORATED+                                                                              1,181,700
      14,700   MACROVISION SOLUTIONS CORPORATION+                                                                    261,513
     104,100   MONOLITHIC POWER SYSTEMS+                                                                           1,613,550
      16,400   POWELL INDUSTRIES INCORPORATED+                                                                       579,084
      17,100   REGAL-BELOIT CORPORATION                                                                              523,944
      17,600   SOHU.COM INCORPORATED+<<                                                                              727,056
      43,700   SOLERA HOLDINGS INCORPORATED+                                                                       1,082,886
      38,100   SYNAPTICS INCORPORATED+<<                                                                           1,019,556
                                                                                                                   7,629,324
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.78%
       4,000   CORE LABORATORIES NV<<                                                                                292,640
      17,400   MYRIAD GENETICS INCORPORATED+<<                                                                       791,178
      12,700   SEQUENOM INCORPORATED+<<                                                                              180,594
      22,200   TETRA TECH INCORPORATED+                                                                              452,436
                                                                                                                   1,716,848
                                                                                                             ---------------
FOOD STORES: 1.19%
      13,200   PANERA BREAD COMPANY+<<                                                                               737,880
                                                                                                             ---------------
HEALTH SERVICES: 3.48%
       8,500   ATHENAHEALTH INCORPORATED+<<                                                                          204,935
      16,100   CARDIONET INCORPORATED+                                                                               451,766
      94,831   CRYOLIFE INCORPORATED+                                                                                491,225
      36,800   GENOPTIX INCORPORATED+<<                                                                            1,003,904
                                                                                                                   2,151,830
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.75%
      29,200   BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                            443,256
      21,300   IDEX CORPORATION                                                                                      465,831
      15,400   WOODWARD GOVERNOR COMPANY                                                                             172,172
                                                                                                                   1,081,259
                                                                                                             ---------------

                   96 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

EMERGING GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INSURANCE CARRIERS: 0.65%
      13,300   CATALYST HEALTH SOLUTIONS INCORPORATED+                                                       $       263,606
       5,400   HCC INSURANCE HOLDINGS INCORPORATED                                                                   136,026
                                                                                                                     399,632
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 8.47%
      47,800   ABIOMED INCORPORATED+<<                                                                               234,220
      13,700   AXSYS TECHNOLOGIES INCORPORATED+                                                                      575,948
      19,800   BADGER METER INCORPORATED<<                                                                           572,022
      65,300   BRUKER BIOSCIENCES CORPORATION+                                                                       402,248
      11,900   CONMED CORPORATION+                                                                                   171,479
      62,100   ICON PLC ADR+                                                                                       1,002,915
      56,800   MASIMO CORPORATION+                                                                                 1,646,064
       4,500   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                            230,985
       6,200   NEOGEN CORPORATION+                                                                                   135,346
      10,200   THORATEC CORPORATION+<<                                                                               262,038
                                                                                                                   5,233,265
                                                                                                             ---------------
MEDICAL EQUIPMENT & SUPPLIES: 2.03%
      25,400   CONCEPTUS INCORPORATED+<<                                                                             298,450
      30,560   NUVASIVE INCORPORATED+<<                                                                              958,973
                                                                                                                   1,257,423
                                                                                                             ---------------
MEDICAL PRODUCTS: 1.32%
      10,800   ILLUMINA INCORPORATED+<<                                                                              402,192
      28,300   VOLCANO CORPORATION+                                                                                  411,765
                                                                                                                     813,957
                                                                                                             ---------------
MISCELLANEOUS RETAIL: 0.29%
      12,700   DICK'S SPORTING GOODS                                                                                 181,229
                                                                                                             ---------------
OIL & GAS EXTRACTION: 4.74%
      61,800   ARENA RESOURCES INCORPORATED+                                                                       1,574,664
      12,700   CNX GAS CORPORATION+                                                                                  301,117
      25,500   COMSTOCK RESOURCES INCORPORATED+                                                                      759,900
      15,300   GOODRICH PETROLEUM CORPORATION+<<                                                                     296,208
                                                                                                                   2,931,889
                                                                                                             ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.41%
      78,700   MSCI INCORPORATED+                                                                                  1,330,817
      28,300   VISTAPRINT LIMITED+                                                                                   777,967
                                                                                                                   2,108,784
                                                                                                             ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.36%
       6,800   WEST PHARMACEUTICAL SERVICES INCORPORATED                                                             223,108
                                                                                                             ---------------
SOCIAL SERVICES: 0.83%
      26,900   ALMOST FAMILY INCORPORATED+<<                                                                         513,521
                                                                                                             ---------------
SOFTWARE: 1.75%
      60,100   EPIQ Systems Incorporated+<<                                                                        1,083,603
                                                                                                             ---------------
WATER TRANSPORTATION: 2.12%
      78,200   AEGEAN MARINE PETROLEUM NETWORK INCORPORATED<<                                                      1,309,850
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 97


Portfolio of Investments--March 31, 2009 (Unaudited)

EMERGING GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.96%
      25,900   AIRGAS INCORPORATED                                                                           $       875,679
       9,300   TRACTOR SUPPLY COMPANY+<<                                                                             335,358
                                                                                                                   1,211,037
                                                                                                             ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.88%
      68,400   LKQ CORPORATION+                                                                                      976,068
      32,800   OMNICARE INCORPORATED                                                                                 803,270
                                                                                                                   1,779,338
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $70,892,313)                                                                            61,736,242
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 38.14%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 7.83%
   1,209,401   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    1,209,401
   1,209,401   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        1,209,401
   1,209,401   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          1,209,401
   1,209,401   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               1,209,401
                                                                                                                   4,837,604
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 30.31%
$    294,976   ABN AMRO BANK NV (CHICAGO)                                              2.06%    04/01/2009           294,976
     167,153   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.55     04/03/2009           167,153
     294,976   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.75     04/09/2009           294,976
       9,833   AMSTEL FUNDING CORPORATION++                                            1.50     04/06/2009             9,830
     344,139   AMSTERDAM FUNDING CORPORATION++                                         0.50     04/22/2009           344,038
      19,665   ANTALIS US FUNDING CORPORATION++                                        0.50     04/01/2009            19,665
     388,385   ANTALIS US FUNDING CORPORATION++(p)                                     0.68     04/21/2009           388,238
     422,799   BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38     04/01/2009           422,799
   1,101,243   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,101,251)                  0.25     04/01/2009         1,101,243
     127,823   BANK OF IRELAND                                                         0.60     04/01/2009           127,823
   2,694,113   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $2,694,135)                                                             0.30     04/01/2009         2,694,113
     127,823   BNP PARIBAS (PARIS)                                                     0.30     04/01/2009           127,823
     393,301   BRYANT BANK FUNDING LLC++(p)                                            0.47     04/20/2009           393,204
     422,799   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50     04/01/2009           422,799
     147,488   CALYON (LONDON)                                                         0.45     04/01/2009           147,488
     265,478   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60     04/08/2009           265,447
     248,878   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008             4,106
     191,611   CHEYNE FINANCE+++/-####(a)(i)                                           0.00     05/19/2008             3,162
     275,311   CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85     04/01/2009           275,311
      88,493   CLIPPER RECEIVABLES CORPORATION++                                       0.85     04/03/2009            88,489
      26,253   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               2.25     10/01/2038            26,253
     176,986   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            3.50     12/15/2037           176,986
     471,961   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85     04/01/2009           471,961
     373,636   E.ON AG++                                                               0.60     04/22/2009           373,505
      98,325   EBBETS FUNDING LLC++                                                    0.60     04/06/2009            98,317
     147,488   EBBETS FUNDING LLC++                                                    0.60     04/07/2009           147,473
      73,744   EDISON ASSET SECURITIZATION LLC++(p)                                    0.50     04/21/2009            73,723
      19,665   ELYSIAN FUNDING LLC++                                                   0.55     04/06/2009            19,664
      39,330   ELYSIAN FUNDING LLC++                                                   0.60     04/01/2009            39,330
      98,325   ELYSIAN FUNDING LLC++                                                   0.60     04/07/2009            98,315

                   98 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

EMERGING GROWTH PORTFOLIO

                                                                                    INTEREST     MATURITY
   SHARES      SECURITY NAME                                                          RATE         DATE            VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    172,069   ERASMUS CAPITAL CORPORATION++                                            0.50%   04/06/2009   $       172,057
      49,163   GEMINI SECURITIZATION INCORPORATED++(p)                                  0.50    04/21/2009            49,149
     294,976   GEMINI SECURITIZATION INCORPORATED++                                     0.55    04/14/2009           294,917
     532,972   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $532,975)                  0.17    04/01/2009           532,972
      29,498   GRAMPIAN FUNDING LLC++                                                   0.58    04/06/2009            29,495
     907,466   GRYPHON FUNDING LIMITED(a)(i)                                            0.00    08/23/2009           325,236
      16,224   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                    2.75    11/01/2042            16,224
      19,665   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                       1.00    01/01/2018            19,665
     983,253   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $983,260)                  0.24    04/01/2009           983,253
      29,498   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                   1.00    04/15/2025            29,498
     294,976   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                           0.88    04/08/2009           294,926
     125,463   LLOYDS TSB BANK PLC                                                      0.50    04/06/2009           125,454
     203,632   LLOYDS TSB BANK PLC                                                      0.50    04/09/2009           203,609
       7,866   LLOYDS TSB BANK PLC                                                      0.50    04/14/2009             7,865
     294,976   LMA AMERICAS LLC++                                                       0.57    04/29/2009           294,845
     344,139   MATCHPOINT MASTER TRUST++                                                0.43    04/27/2009           344,032
      42,280   MISSISSIPPI STATE GO+/-ss                                                5.00    11/01/2028            42,280
     127,823   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $127,825)                     0.66    04/01/2009           127,823
     393,301   NATIXIS                                                                  0.38    04/02/2009           393,301
      19,665   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                 3.75    01/01/2018            19,665
     127,823   NORDEA BANK AB                                                           0.30    04/01/2009           127,823
     123,890   REGENCY MARKETS #1 LLC++(p)                                              0.55    04/15/2009           123,863
     176,986   REGENCY MARKETS #1 LLC++(p)                                              0.55    04/20/2009           176,934
     196,651   ROMULUS FUNDING CORPORATION++                                            0.90    04/24/2009           196,538
      98,325   ROMULUS FUNDING CORPORATION++(p)                                         1.00    04/22/2009            98,268
     294,976   SANPAOLO IMI US FINANCIAL COMPANY                                        0.49    04/21/2009           294,896
     344,139   SOCIETE GENERALE NY                                                      1.05    04/27/2009           344,300
     355,938   STARBIRD FUNDING CORPORATION++                                           0.60    04/30/2009           355,765
      98,325   STATE STREET CORPORATION                                                 0.40    04/01/2009            98,325
     294,976   SURREY FUNDING CORPORATION++(p)                                          0.55    04/06/2009           294,953
     393,301   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                  0.53    04/20/2009           393,191
     344,139   TICONDEROGA MASTER FUNDING LIMITED++                                     0.45    04/28/2009           344,022
     344,139   TULIP FUNDING CORPORATION++(p)                                           0.50    04/15/2009           344,072
     363,804   UBS FINANCE (DELAWARE) LLC                                               0.55    04/23/2009           363,681
     344,139   UNICREDITO ITALIANO BANK (IRELAND) PLC++                                 0.70    04/27/2009           343,965
     147,488   VERSAILLES CP LLC++                                                      0.60    04/01/2009           147,488
     345,093   VICTORIA FINANCE                                                         0.38    07/28/2008           158,743
     200,399   VICTORIA FINANCE                                                         0.41    08/07/2008            92,184
     245,538   VICTORIA FINANCE                                                         1.19    04/03/2008           112,948
     398,553   VICTORIA FINANCE                                                         1.20    02/15/2008           183,334
     384,372   WHITE PINE FINANCE                                                       1.15    02/22/2008           321,566
      58,995   WINDMILL FUNDING CORPORATION++                                           0.40    04/03/2009            58,994
     334,306   WINDMILL FUNDING CORPORATION++(p)                                        0.50    04/24/2009           334,197
                                                                                                                  18,734,526
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $24,354,033)                                                        23,572,130
                                                                                                             ---------------

   SHARES
------------
INVESTMENT COMPANIES: 1.52%
      20,400   ISHARES RUSSELL 2000 GROWTH INDEX FUND                                                                937,992
TOTAL INVESTMENT COMPANIES (COST $880,138)                                                                           937,992
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 99


Portfolio of Investments--March 31, 2009 (Unaudited)

EMERGING GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
SHORT-TERM INVESTMENTS: 1.25%
     768,238   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                  $       768,238
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $768,238)                                                                         768,238
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $96,894,722)*                                                    140.81%                               $    87,014,602
OTHER ASSETS AND LIABILITIES, NET                                      (40.81)                                   (25,217,187)
                                                                       ------                                ---------------
TOTAL NET ASSETS                                                       100.00%                               $    61,797,415
                                                                       ------                                ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule of 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $768,238.

* Cost for federal income tax purposes is $97,922,840 and net unrealized appreciation (depreciation) consists of:

     Gross unrealized appreciation                $  3,227,317
     Gross unrealized depreciation                 (14,135,555)
                                                  ------------
     Net unrealized appreciation (depreciation)   $(10,908,238)

The accompanying notes are an integral part of these financial statements.

                   100 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

EQUITY INCOME PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 99.95%
BUSINESS SERVICES: 3.30%
     116,525   MICROSOFT CORPORATION                                                                         $     2,140,564
      98,400   ORACLE CORPORATION                                                                                  1,778,088
     201,725   SYMANTEC CORPORATION<<+                                                                             3,013,772
                                                                                                                   6,932,424
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 17.15%
      97,750   ABBOTT LABORATORIES                                                                                 4,662,675
      53,047   AIR PRODUCTS & CHEMICALS INCORPORATED                                                               2,983,894
     170,525   BRISTOL-MYERS SQUIBB COMPANY                                                                        3,737,908
      19,125   COLGATE-PALMOLIVE COMPANY                                                                           1,127,993
     107,809   E.I. DU PONT DE NEMOURS & COMPANY                                                                   2,407,375
      98,115   JOHNSON & JOHNSON                                                                                   5,160,849
     311,685   PFIZER INCORPORATED                                                                                 4,245,150
     128,060   PROCTER & GAMBLE COMPANY                                                                            6,030,345
      19,331   ROHM & HAAS COMPANY                                                                                 1,524,056
     107,500   SCHERING-PLOUGH CORPORATION                                                                         2,531,625
      38,700   WYETH                                                                                               1,665,648
                                                                                                                  36,077,518
                                                                                                             ---------------
COMMUNICATIONS: 7.60%
     355,840   AT&T INCORPORATED                                                                                   8,967,168
      17,901   TIME WARNER CABLE INCORPORATED+                                                                       443,950
     217,736   VERIZON COMMUNICATIONS INCORPORATED                                                                 6,575,627
                                                                                                                  15,986,745
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 10.29%
     301,696   BANK OF AMERICA CORPORATION<<                                                                       2,057,567
     192,805   BANK OF NEW YORK MELLON CORPORATION                                                                 5,446,741
     301,440   CITIGROUP INCORPORATED<<+                                                                             762,643
     313,490   JPMORGAN CHASE & COMPANY                                                                            8,332,564
      67,350   STATE STREET CORPORATION                                                                            2,073,033
     203,556   US BANCORP                                                                                          2,973,953
                                                                                                                  21,646,501
                                                                                                             ---------------
EATING & DRINKING PLACES: 1.75%
      67,320   MCDONALD'S CORPORATION                                                                              3,673,652
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 6.41%
      83,166   DOMINION RESOURCES INCORPORATED                                                                     2,577,314
      38,195   FIRSTENERGY CORPORATION                                                                             1,474,327
     118,170   FPL GROUP INCORPORATED<<                                                                            5,994,764
      43,775   MDU RESOURCES GROUP INCORPORATED                                                                      706,529
      92,930   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                        2,738,647
                                                                                                                  13,491,581
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 5.10%
     123,800   CISCO SYSTEMS INCORPORATED+                                                                         2,076,126
     111,475   EMERSON ELECTRIC COMPANY                                                                            3,185,956
     376,694   GENERAL ELECTRIC COMPANY                                                                            3,808,376
     141,695   NOKIA OYJ ADR                                                                                       1,653,581
                                                                                                                  10,724,039
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 101


Portfolio of Investments--March 31, 2009 (Unaudited)

EQUITY INCOME PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.26%
      54,575   COMMERCIAL METALS COMPANY                                                                     $       630,341
      82,460   FORTUNE BRANDS INCORPORATED<<                                                                       2,024,393
                                                                                                                   2,654,734
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 2.83%
      61,562   KRAFT FOODS INCORPORATED CLASS A                                                                    1,372,217
      88,795   PEPSICO INCORPORATED                                                                                4,571,167
                                                                                                                   5,943,384
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 2.33%
     142,195   TARGET CORPORATION                                                                                  4,890,086
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.75%
      62,816   3M COMPANY<<                                                                                        3,123,212
     145,570   HEWLETT-PACKARD COMPANY                                                                             4,666,974
     186,250   INTEL CORPORATION                                                                                   2,803,063
      37,192   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                         3,603,533
                                                                                                                  14,196,782
                                                                                                             ---------------
INSURANCE CARRIERS: 4.76%
     130,305   METLIFE INCORPORATED<<                                                                              2,967,045
      50,800   PRUDENTIAL FINANCIAL INCORPORATED<<                                                                   966,216
     149,650   THE TRAVELERS COMPANIES INCORPORATED                                                                6,081,776
                                                                                                                  10,015,037
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 1.34%
      41,834   BECTON DICKINSON & COMPANY                                                                          2,812,918
                                                                                                             ---------------
MEDICAL EQUIPMENT & SUPPLIES: 1.35%
      96,475   MEDTRONIC INCORPORATED                                                                              2,843,118
                                                                                                             ---------------
MEDICAL PRODUCTS: 0.93%
      73,275   MERCK & COMPANY INCORPORATED                                                                        1,960,106
                                                                                                             ---------------
MISCELLANEOUS RETAIL: 2.84%
      44,000   COSTCO WHOLESALE CORPORATION<<                                                                      2,038,080
     143,375   CVS CAREMARK CORPORATION                                                                            3,941,379
                                                                                                                   5,979,459
                                                                                                             ---------------
MOTION PICTURES: 1.46%
      71,317   TIME WARNER INCORPORATED                                                                            1,376,412
      93,215   WALT DISNEY COMPANY                                                                                 1,692,784
                                                                                                                   3,069,196
                                                                                                             ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.83%
      86,010   AMERICAN EXPRESS COMPANY                                                                            1,172,316
      47,425   CAPITAL ONE FINANCIAL CORPORATION<<                                                                   580,482
                                                                                                                   1,752,798
                                                                                                             ---------------
OIL & GAS EXTRACTION: 1.66%
      78,100   CHESAPEAKE ENERGY CORPORATION                                                                       1,332,386
     140,075   HALLIBURTON COMPANY                                                                                 2,166,960
                                                                                                                   3,499,346
                                                                                                             ---------------

                   102 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

EQUITY INCOME PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 14.50%
     138,070   CHEVRON CORPORATION                                                                           $     9,283,827
     152,600   CONOCOPHILLIPS                                                                                      5,975,816
     192,436   EXXON MOBIL CORPORATION                                                                            13,104,892
      80,950   MARATHON OIL CORPORATION                                                                            2,128,176
                                                                                                                  30,492,711
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.11%
      11,272   AMERIPRISE FINANCIAL INCORPORATED                                                                     230,963
                                                                                                             ---------------
TOBACCO PRODUCTS: 0.89%
      52,675   PHILIP MORRIS INTERNATIONAL                                                                         1,874,177
                                                                                                             ---------------
TRANSPORTATION EQUIPMENT: 3.36%
     127,730   HONEYWELL INTERNATIONAL INCORPORATED                                                                3,558,558
      81,700   UNITED TECHNOLOGIES CORPORATION                                                                     3,511,463
                                                                                                                   7,070,021
                                                                                                             ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.15%
     106,125   SYSCO CORPORATION                                                                                   2,419,650
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $272,995,972)                                                                          210,236,946
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 6.71%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.41%
     742,431   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                      742,431
     742,431   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                          742,431
     742,431   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                            742,431
     742,431   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                 742,431
                                                                                                                   2,969,724
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 5.30%
$    181,081   ABN AMRO BANK NV (CHICAGO)                                               2.06%   04/01/2009           181,081
     102,612   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                            0.55    04/03/2009           102,612
     181,081   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                            0.75    04/09/2009           181,081
       6,036   AMSTEL FUNDING CORPORATION++                                             1.50    04/06/2009             6,035
     211,261   AMSTERDAM FUNDING CORPORATION++                                          0.50    04/22/2009           211,199
      12,072   ANTALIS US FUNDING CORPORATION++                                         0.50    04/01/2009            12,072
     238,423   ANTALIS US FUNDING CORPORATION++(p)                                      0.68    04/21/2009           238,333
     259,549   Banco Bilbao Vizcaya Argentaria SA                                       0.38    04/01/2009           259,549
     676,034   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $676,039)                  0.25    04/01/2009           676,034
      78,468   BANK OF IRELAND                                                          0.60    04/01/2009            78,468
   1,653,870   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $1,653,884)                                                           0.30    04/01/2009         1,653,870
      78,468   BNP PARIBAS (PARIS)                                                      0.30    04/01/2009            78,468
     241,441   BRYANT BANK FUNDING LLC++(p)                                             0.47    04/20/2009           241,381
     259,549   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                  0.50    04/01/2009           259,549
      90,540   CALYON (LONDON)                                                          0.45    04/01/2009            90,540
     162,973   CANCARA ASSET SECURITIZATION LIMITED++(p)                                0.60    04/08/2009           162,954
      80,647   CHEYNE FINANCE LLC+++/-####(a)(i)                                        0.00    02/25/2008             1,331
      62,090   CHEYNE FINANCE LLC+++/-####(a)(i)                                        0.00    05/19/2008             1,024
     169,009   CLIPPER RECEIVABLES CORPORATION++(p)                                     0.85    04/01/2009           169,009

                   Wells Fargo Advantage Master Portfolios 103


Portfolio of Investments--March 31, 2009 (Unaudited)

EQUITY INCOME PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE            VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     54,324   CLIPPER RECEIVABLES CORPORATION++                                        0.85%   04/03/2009   $        54,322
      16,116   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                2.25    10/01/2038            16,116
     108,648   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                             3.50    12/15/2037           108,648
     289,729   DEXIA CREDIT LOCAL DE FRANCE SA                                          0.85    04/01/2009           289,729
     229,369   E.ON AG++                                                                0.60    04/22/2009           229,288
      60,360   EBBETS FUNDING LLC++                                                     0.60    04/06/2009            60,355
      90,540   EBBETS FUNDING LLC++                                                     0.60    04/07/2009            90,531
      45,270   EDISON ASSET SECURITIZATION LLC++(p)                                     0.50    04/21/2009            45,258
      12,072   ELYSIAN FUNDING LLC++                                                    0.55    04/06/2009            12,071
      24,144   ELYSIAN FUNDING LLC++                                                    0.60    04/01/2009            24,144
      60,360   ELYSIAN FUNDING LLC++                                                    0.60    04/07/2009            60,354
     105,630   ERASMUS CAPITAL CORPORATION++                                            0.50    04/06/2009           105,623
      30,180   GEMINI SECURITIZATION INCORPORATED++(p)                                  0.50    04/21/2009            30,172
     181,081   GEMINI SECURITIZATION INCORPORATED++                                     0.55    04/14/2009           181,045
     327,182   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $327,184)                  0.17    04/01/2009           327,182
      18,108   GRAMPIAN FUNDING LLC++                                                   0.58    04/06/2009            18,107
     294,057   GRYPHON FUNDING LIMITED(a)(i)                                            0.00    08/23/2009           105,390
       9,959   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                    2.75    11/01/2042             9,959
      12,072   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                       1.00    01/01/2018            12,072
     603,602   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $603,606)                  0.24    04/01/2009           603,602
      18,108   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                   1.00    04/15/2025            18,108
     181,081   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                           0.88    04/08/2009           181,050
      77,020   LLOYDS TSB BANK PLC                                                      0.50    04/06/2009            77,014
     125,006   LLOYDS TSB BANK PLC                                                      0.50    04/09/2009           124,992
       4,829   LLOYDS TSB BANK PLC                                                      0.50    04/14/2009             4,828
     181,081   LMA AMERICAS LLC++                                                       0.57    04/29/2009           181,000
     211,261   MATCHPOINT MASTER TRUST++                                                0.43    04/27/2009           211,195
      25,955   MISSISSIPPI STATE GO+/-ss                                                5.00    11/01/2028            25,955
      78,468   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $78,469)                      0.66    04/01/2009            78,468
     241,441   NATIXIS                                                                  0.38    04/02/2009           241,441
      12,072   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                 3.75    01/01/2018            12,072
      78,468   NORDEA BANK AB                                                           0.30    04/01/2009            78,468
      76,054   REGENCY MARKETS #1 LLC++(p)                                              0.55    04/15/2009            76,038
     108,648   REGENCY MARKETS #1 LLC++(p)                                              0.55    04/20/2009           108,617
     120,720   ROMULUS FUNDING CORPORATION++                                            0.90    04/24/2009           120,651
      60,360   ROMULUS FUNDING CORPORATION++(p)                                         1.00    04/22/2009            60,325
     181,081   SANPAOLO IMI US FINANCIAL COMPANY                                        0.49    04/21/2009           181,031
     211,261   SOCIETE GENERALE NY                                                      1.05    04/27/2009           211,360
     218,504   STARBIRD FUNDING CORPORATION++                                           0.60    04/30/2009           218,398
      60,360   STATE STREET CORPORATION                                                 0.40    04/01/2009            60,360
     181,081   SURREY FUNDING CORPORATION++(p)                                          0.55    04/06/2009           181,067
     241,441   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                  0.53    04/20/2009           241,373
     211,261   TICONDEROGA MASTER FUNDING LIMITED++                                     0.45    04/28/2009           211,189
     211,261   TULIP FUNDING CORPORATION++(p)                                           0.50    04/15/2009           211,220
     223,333   UBS FINANCE (DELAWARE) LLC                                               0.55    04/23/2009           223,258
     211,261   UNICREDITO ITALIANO BANK (IRELAND) PLC++                                 0.70    04/27/2009           211,154
      90,540   VERSAILLES CP LLC++                                                      0.60    04/01/2009            90,540
     111,825   VICTORIA FINANCE LLC+++/-####(a)(i)                                      0.38    07/28/2008            51,439
      64,938   VICTORIA FINANCE LLC+++/-####(a)(i)                                      0.41    08/07/2008            29,871
      79,565   VICTORIA FINANCE LLC+++/-####(a)(i)                                      1.19    04/03/2008            36,600
     129,148   VICTORIA FINANCE LLC+++/-####(a)(i)                                      1.20    02/15/2008            59,408
     124,553   WHITE PINE FINANCE LLC+++/-####(a)(i)                                    1.15    02/22/2008           104,201

                   104 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

EQUITY INCOME PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE            VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
$     36,216   WINDMILL FUNDING CORPORATION++                                           0.40%   04/03/2009   $        36,215
     205,225   WINDMILL FUNDING CORPORATION++(p)                                        0.50    04/24/2009           205,159
                                                                                                                  11,152,623
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $14,815,490)                                                        14,122,347
                                                                                                             ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 0.52%
   1,084,979   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        1,084,979
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,084,979)                                                                     1,084,979
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $288,896,441)*                                                                  107.18%                $   225,444,272
OTHER ASSETS AND LIABILITIES, NET                                                      (7.18)                    (15,111,761)
                                                                                      ------                 ---------------
TOTAL NET ASSETS                                                                      100.00%                $   210,332,511
                                                                                      ------                 ---------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $1,084,979.

* Cost for federal income tax purposes is $289,105,012 and net unrealized appreciation (depreciation) consists of:

     Gross unrealized appreciation                $ 27,433,773
     Gross unrealized depreciation                 (91,094,513)
                                                  ------------
     Net unrealized appreciation (depreciation)   $(63,660,740)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 105


Portfolio of Investments--March 31, 2009 (Unaudited)

EQUITY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 99.30%
APPAREL & ACCESSORY STORES: 0.53%
      50,000   KOHL' S CORPORATION+                                                                          $     2,116,000
                                                                                                             ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.72%
     121,000   VF CORPORATION<<                                                                                    6,910,310
                                                                                                             ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.33%
     130,300   ADVANCE AUTO PARTS INCORPORATED                                                                     5,352,724
                                                                                                             ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.71%
     286,000   D.R. HORTON INCORPORATED                                                                            2,774,200
     180,000   WALTER INDUSTRIES INCORPORATED<<                                                                    4,116,600
                                                                                                                   6,890,800
                                                                                                             ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.65%
     281,300   HOME DEPOT INCORPORATED                                                                             6,627,428
                                                                                                             ---------------
BUSINESS SERVICES: 2.52%
     207,500   CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+                                                          4,608,575
      33,000   MASTERCARD INCORPORATED CLASS A<<                                                                   5,526,840
                                                                                                                  10,135,415
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 18.19%
      39,300   ABBOTT LABORATORIES                                                                                 1,874,610
     268,400   AMGEN INCORPORATED+                                                                                13,291,168
     190,200   BRISTOL-MYERS SQUIBB COMPANY                                                                        4,169,184
     126,000   CELANESE CORPORATION CLASS A                                                                        1,684,620
      70,200   CF INDUSTRIES HOLDINGS INCORPORATED                                                                 4,993,326
      56,700   CLOROX COMPANY                                                                                      2,918,916
     170,100   ELI LILLY & COMPANY                                                                                 5,683,041
     200,000   JOHNSON & JOHNSON                                                                                  10,520,000
     257,000   LIFE TECHNOLOGIES CORPORATION+                                                                      8,347,360
     908,400   PFIZER INCORPORATED                                                                                12,372,408
     260,000   TERRA INDUSTRIES INCORPORATED                                                                       7,303,400
                                                                                                                  73,158,033
                                                                                                             ---------------
COMMUNICATIONS: 6.61%
     497,600   AT&T INCORPORATED                                                                                  12,539,520
     179,000   SHAW COMMUNICATIONS INCORPORATED CLASS B<<                                                          2,711,850
     559,000   SPRINT NEXTEL CORPORATION+                                                                          1,995,630
     309,000   VERIZON COMMUNICATIONS INCORPORATED                                                                 9,331,800
                                                                                                                  26,578,800
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 8.80%
     630,000   BANK OF AMERICA CORPORATION                                                                         4,296,600
     120,800   BANK OF NEW YORK MELLON CORPORATION                                                                 3,412,600
     451,700   JPMORGAN CHASE & COMPANY                                                                           12,006,186
     355,034   STATE STREET CORPORATION                                                                           10,927,947
     324,800   US BANCORP                                                                                          4,745,328
                                                                                                                  35,388,661
                                                                                                             ---------------
EATING & DRINKING PLACES: 1.99%
     129,600   DARDEN RESTAURANTS INCORPORATED                                                                     4,440,096
      65,000   MCDONALD'S CORPORATION                                                                              3,547,050
                                                                                                                   7,987,146
                                                                                                             ---------------

                   106 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

EQUITY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
ELECTRIC, GAS & SANITARY SERVICES: 3.31%
     278,800   NORTHEAST UTILITIES                                                                           $     6,019,292
     305,000   NRG ENERGY INCORPORATED+                                                                            5,368,000
     136,000   SPECTRA ENERGY CORPORATION                                                                          1,923,040
                                                                                                                  13,310,332
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.83%
     363,100   MARVELL TECHNOLOGY GROUP LIMITED+                                                                   3,325,996
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.24%
     267,000   SAIC INCORPORATED+                                                                                  4,984,890
                                                                                                             ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.61%
      97,958   SNAP-ON INCORPORATED                                                                                2,458,746
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 3.31%
     242,600   ARCHER DANIELS MIDLAND COMPANY                                                                      6,739,428
     266,200   COCA-COLA ENTERPRISES INCORPORATED                                                                  3,511,178
     137,000   KRAFT FOODS INCORPORATED CLASS A                                                                    3,053,730
                                                                                                                  13,304,336
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 0.54%
      41,500   WAL-MART STORES INCORPORATED                                                                        2,162,150
                                                                                                             ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.63%
      67,000   BEST BUY COMPANY INCORPORATED<<                                                                     2,543,320
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.94%
      78,800   CUMMINS INCORPORATED                                                                                2,005,460
     460,700   EMC CORPORATION+<<                                                                                  5,251,980
      98,000   SPX CORPORATION                                                                                     4,606,980
     205,000   WESTERN DIGITAL CORPORATION+                                                                        3,964,700
                                                                                                                  15,829,120
                                                                                                             ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 3.92%
     179,200   AON CORPORATION                                                                                     7,314,944
     675,000   UNUMPROVIDENT CORPORATION                                                                           8,437,500
                                                                                                                  15,752,444
                                                                                                             ---------------
INSURANCE CARRIERS: 7.30%
     167,100   AETNA INCORPORATED<<                                                                                4,065,543
     168,000   AFLAC INCORPORATED                                                                                  3,252,480
      51,000   ARCH CAPITAL GROUP LIMITED+                                                                         2,746,860
     301,000   FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                          5,872,510
     257,500   METLIFE INCORPORATED<<                                                                              5,863,275
     118,200   THE TRAVELERS COMPANIES INCORPORATED                                                                4,803,648
     132,000   UNITEDHEALTH GROUP INCORPORATED                                                                     2,762,760
                                                                                                                  29,367,076
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.65%
      66,900   RAYTHEON COMPANY                                                                                    2,605,086
                                                                                                             ---------------
METAL MINING: 2.05%
     216,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B+<<                                              8,231,760
                                                                                                             ---------------
MISCELLANEOUS RETAIL: 1.54%
     226,100   CVS CAREMARK CORPORATION                                                                            6,215,489
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 107


Portfolio of Investments--March 31, 2009 (Unaudited)

EQUITY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
OIL & GAS EXTRACTION: 3.16%
     186,000   NOBLE CORPORATION                                                                             $     4,480,740
     118,700   OCCIDENTAL PETROLEUM CORPORATION                                                                    6,605,655
      63,000   WHITING PETROLEUM CORPORATION+                                                                      1,628,550
                                                                                                                  12,714,945
                                                                                                             ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 11.84%
     209,800   CHEVRON CORPORATION                                                                                14,106,952
     135,000   CONOCOPHILLIPS                                                                                      5,286,600
     226,300   EXXON MOBIL CORPORATION                                                                            15,411,030
      95,500   HESS CORPORATION<<                                                                                  5,176,100
      76,600   MARATHON OIL CORPORATION                                                                            2,013,814
     313,000   VALERO ENERGY CORPORATION                                                                           5,602,700
                                                                                                                  47,597,196
                                                                                                             ---------------
RAILROAD TRANSPORTATION: 0.92%
     109,300   NORFOLK SOUTHERN CORPORATION<<                                                                      3,688,875
                                                                                                             ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.75%
     230,000   HEALTH CARE REIT INCORPORATED<<                                                                     7,035,700
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.34%
     523,400   INVESCO LIMITED                                                                                     7,254,324
     158,800   MORGAN STANLEY                                                                                      3,615,876
     131,700   NASDAQ STOCK MARKET INCORPORATED+                                                                   2,578,686
                                                                                                                  13,448,886
                                                                                                             ---------------
TOBACCO PRODUCTS: 2.42%
     203,100   ALTRIA GROUP INCORPORATED                                                                           3,253,662
     105,000   LORILLARD INCORPORATED                                                                              6,482,700
                                                                                                                   9,736,362
                                                                                                             ---------------
TRANSPORTATION BY AIR: 0.57%
     405,100   DELTA AIR LINES INCORPORATED+                                                                       2,280,712
                                                                                                             ---------------
TRANSPORTATION EQUIPMENT: 0.38%
      37,000   GENERAL DYNAMICS CORPORATION                                                                        1,538,830
               TOTAL COMMON STOCKS (COST $493,947,112)                                                           399,277,568
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 10.25%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.11%
   2,123,048   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    2,123,048
   2,123,048   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        2,123,048
   2,123,048   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          2,123,048
   2,123,048   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               2,123,048
                                                                                                                   8,492,192
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 8.14%
$    517,817   ABN AMRO BANK NV (CHICAGO)                                             2.06%     04/01/2009           517,817
     293,429   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                          0.55      04/03/2009           293,429
     517,817   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                          0.75      04/09/2009           517,817
      17,261   AMSTEL FUNDING CORPORATION++                                           1.50      04/06/2009            17,257
     604,119   AMSTERDAM FUNDING CORPORATION++                                        0.50      04/22/2009           603,943
      34,521   ANTALIS US FUNDING CORPORATION++                                       0.50      04/01/2009            34,521

                   108 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

EQUITY VALUE PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    681,792   ANTALIS US FUNDING CORPORATION++(p)                                     0.68%    04/21/2009   $       681,534
     742,204   BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38     04/01/2009           742,204
   1,933,182   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,933,195)                  0.25     04/01/2009         1,933,182
     224,387   Bank of Ireland                                                         0.60     04/01/2009           224,387
   4,729,392   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
               VALUE $4,729,431)                                                       0.30     04/01/2009         4,729,392
     224,387   BNP PARIBAS (PARIS)                                                     0.30     04/01/2009           224,387
     690,422   BRYANT BANK FUNDING LLC++(p)                                            0.47     04/20/2009           690,251
     742,204   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50     04/01/2009           742,204
     258,908   CALYON (LONDON)                                                         0.45     04/01/2009           258,908
     466,035   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60     04/08/2009           465,981
     401,062   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008             6,618
     308,777   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008             5,095
     483,296   CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85     04/01/2009           483,296
     155,345   CLIPPER RECEIVABLES CORPORATION++                                       0.85     04/03/2009           155,338
      46,086   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               2.25     10/01/2038            46,086
     310,690   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            3.50     12/15/2037           310,690
     828,507   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85     04/01/2009           828,507
     655,901   E.ON AG++                                                               0.60     04/22/2009           655,671
     172,606   EBBETS FUNDING LLC++                                                    0.60     04/06/2009           172,591
     258,908   EBBETS FUNDING LLC++                                                    0.60     04/07/2009           258,882
     129,454   EDISON ASSET SECURITIZATION LLC++(p)                                    0.50     04/21/2009           129,418
      34,521   ELYSIAN FUNDING LLC++                                                   0.55     04/06/2009            34,518
      69,042   ELYSIAN FUNDING LLC++                                                   0.60     04/01/2009            69,042
     172,606   ELYSIAN FUNDING LLC++                                                   0.60     04/07/2009           172,588
     302,060   ERASMUS CAPITAL CORPORATION++                                           0.50     04/06/2009           302,039
      86,303   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.50     04/21/2009            86,279
     517,817   GEMINI SECURITIZATION INCORPORATED++                                    0.55     04/14/2009           517,714
     935,608   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $935,612)                    0.17     04/01/2009           935,608
      51,782   GRAMPIAN FUNDING LLC++                                                  0.58     04/06/2009            51,777
   1,462,364   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009           524,111
      28,480   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   2.75     11/01/2042            28,480
      34,521   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      1.00     01/01/2018            34,521
   1,726,055   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,726,067)                  0.24     04/01/2009         1,726,055
      51,782   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  1.00     04/15/2025            51,782
     517,817   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88     04/08/2009           517,729
     220,245   LLOYDS TSB BANK PLC                                                     0.50     04/06/2009           220,229
     357,466   LLOYDS TSB BANK PLC                                                     0.50     04/09/2009           357,426
      13,808   LLOYDS TSB BANK PLC                                                     0.50     04/14/2009            13,806
     517,817   LMA AMERICAS LLC++                                                      0.57     04/29/2009           517,587
     604,119   MATCHPOINT MASTER TRUST++                                               0.43     04/27/2009           603,932
      74,220   MISSISSIPPI STATE GO+/-ss                                               5.00     11/01/2028            74,220
     224,387   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MONEY MARKET SECURITIES (MATURITY VALUE $224,391)                       0.66     04/01/2009           224,387
     690,422   NATIXIS                                                                 0.38     04/02/2009           690,422
      34,521   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                3.75     01/01/2018            34,521
     224,387   NORDEA BANK AB                                                          0.30     04/01/2009           224,387
     217,483   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/15/2009           217,436
     310,690   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/20/2009           310,600
     345,211   ROMULUS FUNDING CORPORATION++                                           0.90     04/24/2009           345,013
     172,606   ROMULUS FUNDING CORPORATION++(p)                                        1.00     04/22/2009           172,505
     517,817   SANPAOLO IMI US FINANCIAL COMPANY                                       0.49     04/21/2009           517,676
     604,119   SOCIETE GENERALE NY                                                     1.05     04/27/2009           604,403

                   Wells Fargo Advantage Master Portfolios 109


Portfolio of Investments--March 31, 2009 (Unaudited)

EQUITY VALUE PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    624,832   STARBIRD FUNDING CORPORATION++                                          0.60%    04/30/2009   $       624,530
     172,606   STATE STREET CORPORATION                                                0.40     04/01/2009           172,606
     517,817   SURREY FUNDING CORPORATION++(p)                                         0.55     04/06/2009           517,777
     690,422   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53     04/20/2009           690,229
     604,119   TICONDEROGA MASTER FUNDING LIMITED++                                    0.45     04/28/2009           603,916
     604,119   TULIP FUNDING CORPORATION++(p)                                          0.50     04/15/2009           604,002
     638,641   UBS FINANCE (DELAWARE) LLC                                              0.55     04/23/2009           638,426
     604,119   UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70     04/27/2009           603,814
     258,908   VERSAILLES CP LLC++                                                     0.60     04/01/2009           258,908
     556,110   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.38     07/28/2008           255,811
     322,940   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.41     08/07/2008           148,552
     395,680   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.19     04/03/2008           182,013
     642,260   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.20     02/15/2008           295,440
     619,408   WHITE PINE FINANCE LLC+++/-####(a)(i)                                   1.15     02/22/2008           518,197
     103,563   WINDMILL FUNDING CORPORATION++                                          0.40     04/03/2009           103,561
     586,859   WINDMILL FUNDING CORPORATION++(p)                                       0.50     04/24/2009           586,671
                                                                                                                  32,714,652
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $42,425,344)                                                        41,206,844
                                                                                                             ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 1.33%
   5,343,968   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        5,343,968
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,343,968)                                                                     5,343,968
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $541,716,424)*                                                                 110.88%                 $   445,828,380
OTHER ASSETS AND LIABILITIES, NET                                                    (10.88)                     (43,762,716)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   402,065,664
                                                                                     ------                  ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees. (i) Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $5,343,968.

* Cost for federal income tax purposes is $543,066,936 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $   9,347,082
Gross unrealized depreciation                 (106,585,638)
                                             -------------
Net unrealized appreciation (depreciation)   $ (97,238,556)

The accompanying notes are an integral part of these financial statements.

                   110 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 99.26%
AMUSEMENT & RECREATION SERVICES: 0.04%
      62,032   INTERNATIONAL GAME TECHNOLOGY                                                                 $       571,935
                                                                                                             ---------------
APPAREL & ACCESSORY STORES: 0.37%
      18,280   ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                 435,064
      97,916   GAP INCORPORATED                                                                                    1,271,929
      63,989   KOHL'S CORPORATION+                                                                                 2,708,014
      56,821   LIMITED BRANDS INCORPORATED                                                                           494,343
      33,470   NORDSTROM INCORPORATED<<                                                                              560,623
                                                                                                                   5,469,973
                                                                                                             ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.11%
      11,862   POLO RALPH LAUREN CORPORATION                                                                         501,170
      18,505   VF CORPORATION<<                                                                                    1,056,821
                                                                                                                   1,557,991
                                                                                                             ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.18%
      22,654   AUTONATION INCORPORATED<<+                                                                            314,438
       7,964   AUTOZONE INCORPORATED<<+                                                                            1,295,106
      28,340   O'REILLY AUTOMOTIVE INCORPORATED+                                                                     992,183
                                                                                                                   2,601,727
                                                                                                             ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
      11,683   RYDER SYSTEM INCORPORATED                                                                             330,746
                                                                                                             ---------------
BIOPHARMACEUTICALS: 1.20%
      96,485   CELGENE CORPORATION+                                                                                4,283,934
      14,449   CEPHALON INCORPORATED<<+                                                                              983,977
      56,982   GENZYME CORPORATION+                                                                                3,384,161
     191,296   GILEAD SCIENCES INCORPORATED<<+                                                                     8,860,831
                                                                                                                  17,512,903
                                                                                                             ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.11%
      26,112   CENTEX CORPORATION+                                                                                   195,840
      57,870   D.R. HORTON INCORPORATED                                                                              561,339
      15,806   KB HOME<<                                                                                             208,323
      29,666   LENNAR CORPORATION CLASS A<<                                                                          222,792
      45,070   PULTE HOMES INCORPORATED<<+                                                                           492,615
                                                                                                                   1,680,909
                                                                                                             ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.09%
      27,136   FASTENAL COMPANY<<                                                                                    872,558
     356,038   HOME DEPOT INCORPORATED                                                                             8,388,255
     307,786   LOWE'S COMPANIES INCORPORATED                                                                       5,617,095
      20,675   SHERWIN-WILLIAMS COMPANY                                                                            1,074,480
                                                                                                                  15,952,388
                                                                                                             ---------------
BUSINESS SERVICES: 7.12%
     110,045   ADOBE SYSTEMS INCORPORATED+                                                                         2,353,863
      20,486   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                    981,075
      35,802   AKAMAI TECHNOLOGIES INCORPORATED<<+                                                                   694,559
      47,519   AUTODESK INCORPORATED+                                                                                798,794
     106,024   AUTOMATIC DATA PROCESSING INCORPORATED                                                              3,727,804
      38,774   BMC SOFTWARE INCORPORATED+                                                                          1,279,542

                   Wells Fargo Advantage Master Portfolios 111


Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
BUSINESS SERVICES (continued)
      82,809   CA INCORPORATED                                                                               $     1,458,266
      37,823   CITRIX SYSTEMS INCORPORATED<<+                                                                        856,313
      61,268   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                 1,273,762
      31,814   COMPUTER SCIENCES CORPORATION+                                                                      1,172,028
      51,787   COMPUWARE CORPORATION<<+                                                                              341,276
      25,660   CONVERGYS CORPORATION+                                                                                207,333
     226,310   EBAY INCORPORATED+                                                                                  2,842,454
      67,580   ELECTRONIC ARTS INCORPORATED+                                                                       1,229,280
      26,559   EQUIFAX INCORPORATED                                                                                  649,368
      40,092   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                   729,674
      32,759   FISERV INCORPORATED+                                                                                1,194,393
      50,319   GOOGLE INCORPORATED CLASS A+                                                                       17,514,031
      38,135   IMS HEALTH INCORPORATED                                                                               475,543
     100,046   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                          412,190
      67,455   INTUIT INCORPORATED<<+                                                                              1,821,285
      37,718   IRON MOUNTAIN INCORPORATED<<+                                                                         836,208
     109,646   JUNIPER NETWORKS INCORPORATED<<+                                                                    1,651,269
      15,213   MASTERCARD INCORPORATED CLASS A                                                                     2,547,873
      32,360   MCAFEE INCORPORATED<<+                                                                              1,084,060
   1,605,602   MICROSOFT CORPORATION                                                                              29,494,909
      26,871   MONSTER WORLDWIDE INCORPORATED+                                                                       218,999
      72,320   NOVELL INCORPORATED+                                                                                  308,083
      65,294   OMNICOM GROUP INCORPORATED                                                                          1,527,880
     805,353   ORACLE CORPORATION                                                                                 14,552,729
      31,784   ROBERT HALF INTERNATIONAL INCORPORATED                                                                566,709
      22,195   SALESFORCE.COM INCORPORATED+                                                                          726,442
     156,385   SUN MICROSYSTEMS INCORPORATED+                                                                      1,144,736
     172,403   SYMANTEC CORPORATION<<+                                                                             2,575,701
      41,426   TOTAL SYSTEM SERVICES INCORPORATED                                                                    572,093
      40,388   VERISIGN INCORPORATED<<+                                                                              762,122
     292,776   YAHOO! INCORPORATED+                                                                                3,750,461
                                                                                                                 104,333,107
                                                                                                             ---------------
CASINO & GAMING: 0.02%
      14,046   Wynn Resorts Limited<<+                                                                               280,499
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 12.93%
     324,523   ABBOTT LABORATORIES                                                                                15,479,747
      44,026   AIR PRODUCTS & CHEMICALS INCORPORATED                                                               2,476,463
     217,127   AMGEN INCORPORATED+                                                                                10,752,129
      23,674   AVERY DENNISON CORPORATION                                                                            528,877
      89,531   AVON PRODUCTS INCORPORATED                                                                          1,721,681
      62,421   BIOGEN IDEC INCORPORATED+                                                                           3,272,109
     415,688   BRISTOL-MYERS SQUIBB COMPANY                                                                        9,111,881
      10,162   CF INDUSTRIES HOLDINGS INCORPORATED                                                                   722,823
      29,194   CLOROX COMPANY<<                                                                                    1,502,907
     105,274   COLGATE-PALMOLIVE COMPANY                                                                           6,209,061
     194,108   DOW CHEMICAL COMPANY                                                                                1,636,330
     189,527   E.I. DU PONT DE NEMOURS & COMPANY                                                                   4,232,138
      15,234   EASTMAN CHEMICAL COMPANY<<                                                                            408,271
      35,215   ECOLAB INCORPORATED                                                                                 1,223,017
     212,333   ELI LILLY & COMPANY                                                                                 7,094,046
      24,369   ESTEE LAUDER COMPANIES INCORPORATED CLASS A<<                                                         600,696
      63,337   FOREST LABORATORIES INCORPORATED+                                                                   1,390,881
      33,521   HOSPIRA INCORPORATED<<+                                                                             1,034,458
      16,525   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                       503,352

                   112 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
     580,806   JOHNSON & JOHNSON                                                                             $    30,550,396
      51,762   KING PHARMACEUTICALS INCORPORATED+                                                                    365,957
      36,497   LIFE TECHNOLOGIES CORPORATION+                                                                      1,185,423
     115,064   MONSANTO COMPANY                                                                                    9,561,818
      63,986   MYLAN LABORATORIES INCORPORATED<<+                                                                    858,052
   1,416,477   PFIZER INCORPORATED                                                                                19,292,417
      34,488   PPG INDUSTRIES INCORPORATED                                                                         1,272,607
      64,486   PRAXAIR INCORPORATED                                                                                4,339,263
     615,461   PROCTER & GAMBLE COMPANY                                                                           28,982,058
      26,234   ROHM & HAAS COMPANY                                                                                 2,068,289
     341,539   SCHERING-PLOUGH CORPORATION                                                                         8,043,243
      25,646   SIGMA-ALDRICH CORPORATION                                                                             969,162
     279,591   WYETH                                                                                              12,033,597
                                                                                                                 189,423,149
                                                                                                             ---------------
COAL MINING: 0.17%
      37,921   CONSOL ENERGY INCORPORATED                                                                            957,126
      17,953   MASSEY ENERGY COMPANY                                                                                 181,684
      56,145   PEABODY ENERGY CORPORATION                                                                          1,405,871
                                                                                                                   2,544,681
                                                                                                             ---------------
COMMUNICATIONS: 4.80%
      83,388   AMERICAN TOWER CORPORATION CLASS A+                                                                 2,537,497
   1,237,569   AT&T INCORPORATED                                                                                  31,186,739
      21,066   CENTURYTEL INCORPORATED<<                                                                             592,376
     604,921   COMCAST CORPORATION CLASS A                                                                         8,251,122
     111,086   DIRECTV GROUP INCORPORATED<<+                                                                       2,531,650
      29,942   EMBARQ CORPORATION                                                                                  1,133,305
     308,605   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                   1,055,429
      18,932   SCRIPPS NETWORKS INTERACTIVE INCORPORATED<<                                                           426,159
     601,630   SPRINT NEXTEL CORPORATION<<+                                                                        2,147,819
      73,542   TIME WARNER CABLE INCORPORATED+                                                                     1,774,700
     596,507   VERIZON COMMUNICATIONS INCORPORATED                                                                18,014,511
      92,628   WINDSTREAM CORPORATION                                                                                746,582
                                                                                                                  70,397,889
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 5.22%
   1,344,264   BANK OF AMERICA CORPORATION<<                                                                       9,167,878
     241,282   BANK OF NEW YORK MELLON CORPORATION                                                                 6,816,217
     117,450   BB&T CORPORATION<<                                                                                  1,987,254
   1,149,981   CITIGROUP INCORPORATED<<+                                                                           2,909,452
      31,753   COMERICA INCORPORATED                                                                                 581,397
     121,248   FIFTH THIRD BANCORP                                                                                   354,044
      44,314   FIRST HORIZON NATIONAL CORPORATION+                                                                   475,927
     109,689   HUDSON CITY BANCORP INCORPORATED                                                                    1,282,264
      76,888   HUNTINGTON BANCSHARES INCORPORATED<<                                                                  127,634
     789,147   JPMORGAN CHASE & COMPANY                                                                           20,975,527
     103,885   KEYCORP<<                                                                                             817,575
      16,325   M&T BANK CORPORATION<<                                                                                738,543
      55,718   MARSHALL & ILSLEY CORPORATION                                                                         313,692
      46,925   NORTHERN TRUST CORPORATION                                                                          2,807,054
      89,868   PNC FINANCIAL SERVICES GROUP                                                                        2,632,234
     145,869   REGIONS FINANCIAL CORPORATION                                                                         621,402
      90,710   STATE STREET CORPORATION                                                                            2,792,054
      74,901   SUNTRUST BANKS INCORPORATED                                                                           879,338
     368,572   US BANCORP                                                                                          5,384,837

                   Wells Fargo Advantage Master Portfolios 113


Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
DEPOSITORY INSTITUTIONS (continued)
     889,914   WELLS FARGO & COMPANY<<(l)                                                                    $    12,672,380
     149,095   WESTERN UNION COMPANY                                                                               1,874,124
      24,220   ZIONS BANCORPORATION<<                                                                                238,083
                                                                                                                  76,448,910
                                                                                                             ---------------
E-COMMERCE/SERVICES: 0.34%
      67,500   AMAZON.COM INCORPORATED<<+                                                                          4,957,200
                                                                                                             ---------------
EATING & DRINKING PLACES: 1.12%
      28,766   DARDEN RESTAURANTS INCORPORATED                                                                       985,523
     233,855   MCDONALD'S CORPORATION                                                                             12,761,467
      96,583   YUM! BRANDS INCORPORATED                                                                            2,654,101
                                                                                                                  16,401,091
                                                                                                             ---------------
EDUCATIONAL SERVICES: 0.12%
      22,446   APOLLO GROUP INCORPORATED CLASS A+                                                                  1,758,195
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 4.77%
     139,902   AES CORPORATION<<+                                                                                    812,831
      35,576   ALLEGHENY ENERGY INCORPORATED                                                                         824,296
      44,628   AMEREN CORPORATION                                                                                  1,034,923
      85,273   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                        2,153,996
      72,953   CENTERPOINT ENERGY INCORPORATED                                                                       760,900
      47,589   CMS ENERGY CORPORATION<<                                                                              563,454
      57,506   CONSOLIDATED EDISON INCORPORATED<<                                                                  2,277,813
      41,816   CONSTELLATION ENERGY GROUP INCORPORATED                                                               863,919
     122,528   DOMINION RESOURCES INCORPORATED                                                                     3,797,143
      34,283   DTE ENERGY COMPANY                                                                                    949,639
     269,036   DUKE ENERGY CORPORATION                                                                             3,852,596
     106,299   DYNEGY INCORPORATED CLASS A+                                                                          149,882
      68,418   EDISON INTERNATIONAL                                                                                1,971,123
     146,705   EL PASO CORPORATION<<                                                                                 916,906
      39,783   ENTERGY CORPORATION<<                                                                               2,708,824
     138,227   EXELON CORPORATION                                                                                  6,274,124
      64,014   FIRSTENERGY CORPORATION                                                                             2,470,940
      85,877   FPL GROUP INCORPORATED<<                                                                            4,356,540
      65,373   FRONTIER COMMUNICATIONS CORPORATION                                                                   469,378
      16,049   INTEGRYS ENERGY GROUP INCORPORATED                                                                    417,916
       9,491   NICOR INCORPORATED                                                                                    315,386
      57,603   NISOURCE INCORPORATED                                                                                 564,509
      36,161   NORTHEAST UTILITIES                                                                                   780,716
      46,013   PEPCO HOLDINGS INCORPORATED                                                                           574,242
      76,808   PG&E CORPORATION                                                                                    2,935,602
      21,207   PINNACLE WEST CAPITAL CORPORATION                                                                     563,258
      78,814   PPL CORPORATION<<                                                                                   2,262,750
      57,872   PROGRESS ENERGY INCORPORATED<<                                                                      2,098,439
     106,256   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                        3,131,364
      36,455   QUESTAR CORPORATION                                                                                 1,072,871
      67,611   REPUBLIC SERVICES INCORPORATED                                                                      1,159,529
      25,447   SCANA CORPORATION                                                                                     786,058
      51,118   SEMPRA ENERGY<<                                                                                     2,363,696
     135,098   SPECTRA ENERGY CORPORATION                                                                          1,910,286
      17,910   STERICYCLE INCORPORATED<<+                                                                            854,844
      44,714   TECO ENERGY INCORPORATED                                                                              498,561
     163,297   THE SOUTHERN COMPANY<<                                                                              5,000,154
     103,205   WASTE MANAGEMENT INCORPORATED                                                                       2,642,035

                   114 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
      24,552   WISCONSIN ENERGY CORPORATION                                                                  $     1,010,806
      95,384   XCEL ENERGY INCORPORATED                                                                            1,777,004

                                                                                                                  69,929,253
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 6.08%
     117,565   ADVANCED MICRO DEVICES INCORPORATED<<+                                                                358,573
      61,589   ALTERA CORPORATION                                                                                  1,080,887
      35,948   AMPHENOL CORPORATION CLASS A                                                                        1,024,159
      61,156   ANALOG DEVICES INCORPORATED                                                                         1,178,476
      89,338   BROADCOM CORPORATION CLASS A+                                                                       1,784,973
      19,043   CIENA CORPORATION<<+                                                                                  148,155
   1,225,748   CISCO SYSTEMS INCORPORATED+                                                                        20,555,794
      35,092   COOPER INDUSTRIES LIMITED CLASS A<<                                                                   907,479
     158,554   EMERSON ELECTRIC COMPANY                                                                            4,531,473
   2,217,643   GENERAL ELECTRIC COMPANY<<                                                                         22,420,371
      12,300   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                          166,419
      28,060   HARRIS CORPORATION                                                                                    812,056
      44,905   JABIL CIRCUIT INCORPORATED                                                                            249,672
      45,175   JDS UNIPHASE CORPORATION+                                                                             146,819
      35,668   KLA-TENCOR CORPORATION                                                                                713,360
      24,902   L-3 COMMUNICATIONS HOLDINGS INCORPORATED<<                                                          1,688,356
      46,589   LINEAR TECHNOLOGY CORPORATION<<                                                                     1,070,615
     136,105   LSI LOGIC CORPORATION+                                                                                413,759
      46,928   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                               773,843
      38,246   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                   810,433
     160,393   MICRON TECHNOLOGY INCORPORATED<<+                                                                     651,196
      29,102   MOLEX INCORPORATED                                                                                    399,861
     478,069   MOTOROLA INCORPORATED+                                                                              2,022,232
      40,941   NATIONAL SEMICONDUCTOR CORPORATION                                                                    420,464
      69,454   NETAPP INCORPORATED<<+                                                                              1,030,697
      20,385   NOVELLUS SYSTEMS INCORPORATED+                                                                        339,003
     112,780   NVIDIA CORPORATION+                                                                                 1,112,011
      25,459   QLOGIC CORPORATION+                                                                                   283,104
     346,377   QUALCOMM INCORPORATED                                                                              13,477,529
      33,201   ROCKWELL COLLINS INCORPORATED                                                                       1,083,681
      83,089   TELLABS INCORPORATED+                                                                                 380,548
     268,071   TEXAS INSTRUMENTS INCORPORATED                                                                      4,425,852
      96,180   TYCO ELECTRONICS LIMITED<<                                                                          1,061,827
      15,444   WHIRLPOOL CORPORATION<<                                                                               456,988
      57,561   XILINX INCORPORATED                                                                                 1,102,869

                                                                                                                  89,083,534
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.34%
      38,119   FLUOR CORPORATION                                                                                   1,317,011
      25,846   JACOBS ENGINEERING GROUP INCORPORATED+                                                                999,206
      40,006   MOODY'S CORPORATION                                                                                   916,938
      67,435   PAYCHEX INCORPORATED                                                                                1,731,056

                                                                                                                   4,964,211
                                                                                                             ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.30%
      19,692   BALL CORPORATION                                                                                      854,633
      31,531   FORTUNE BRANDS INCORPORATED<<                                                                         774,086
      80,713   ILLINOIS TOOL WORKS INCORPORATED                                                                    2,489,996
      12,066   SNAP-ON INCORPORATED                                                                                  302,857

                                                                                                                   4,421,572
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 115


Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
FINANCIAL SERVICES: 0.02%
      33,204   JANUS CAPITAL GROUP INCORPORATED<<                                                            $       220,807
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 4.46%
     134,794   ARCHER DANIELS MIDLAND COMPANY                                                                      3,744,577
      43,011   CAMPBELL SOUP COMPANY                                                                               1,176,781
      66,591   COCA-COLA ENTERPRISES INCORPORATED                                                                    878,335
      93,890   CONAGRA FOODS INCORPORATED                                                                          1,583,924
      40,890   CONSTELLATION BRANDS INCORPORATED CLASS A<<+                                                          486,591
      53,272   DR PEPPER SNAPPLE GROUP INCORPORATED+                                                                 900,830
      68,847   GENERAL MILLS INCORPORATED                                                                          3,434,088
      66,071   H.J. HEINZ COMPANY                                                                                  2,184,307
      14,662   HORMEL FOODS CORPORATION<<                                                                            464,932
      24,869   JM SMUCKER COMPANY                                                                                    926,868
      52,935   KELLOGG COMPANY<<                                                                                   1,939,009
     308,566   KRAFT FOODS INCORPORATED CLASS A                                                                    6,877,936
      27,322   MCCORMICK & COMPANY INCORPORATED                                                                      807,912
      31,469   MOLSON COORS BREWING COMPANY                                                                        1,078,757
      28,436   PEPSI BOTTLING GROUP INCORPORATED                                                                     629,573
     326,814   PEPSICO INCORPORATED                                                                               16,824,385
     146,061   SARA LEE CORPORATION<<                                                                              1,180,173
     418,018   THE COCA-COLA COMPANY                                                                              18,371,891
      34,797   THE HERSHEY COMPANY<<                                                                               1,209,196
      63,485   TYSON FOODS INCORPORATED CLASS A                                                                      596,124

                                                                                                                  65,296,189
                                                                                                             ---------------
FOOD STORES: 0.47%
     137,012   KROGER COMPANY                                                                                      2,907,395
      90,067   SAFEWAY INCORPORATED                                                                                1,818,453
     154,262   STARBUCKS CORPORATION<<+                                                                            1,713,851
      29,483   WHOLE FOODS MARKET INCORPORATED<<+                                                                    495,314

                                                                                                                   6,935,013
                                                                                                             ---------------
FORESTRY: 0.08%
      44,356   WEYERHAEUSER COMPANY<<                                                                              1,222,895
                                                                                                             ---------------
FURNITURE & FIXTURES: 0.09%
      32,939   LEGGETT & PLATT INCORPORATED                                                                          427,878
      75,493   MASCO CORPORATION                                                                                     526,941
      58,210   NEWELL RUBBERMAID INCORPORATED                                                                        371,380

                                                                                                                   1,326,199
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 2.44%
      17,244   BIG LOTS INCORPORATED+                                                                                358,330
      29,381   FAMILY DOLLAR STORES INCORPORATED                                                                     980,444
      46,657   JCPENNEY COMPANY INCORPORATED                                                                         936,406
      88,316   MACY'S INCORPORATED                                                                                   786,013
      11,528   SEARS HOLDINGS CORPORATION<<+                                                                         526,945
     158,080   TARGET CORPORATION                                                                                  5,436,371
      87,429   TJX COMPANIES INCORPORATED                                                                          2,241,680
     469,519   WAL-MART STORES INCORPORATED                                                                       24,461,940

                                                                                                                  35,728,129
                                                                                                             ---------------
HEALTH SERVICES: 0.37%
      75,680   CARDINAL HEALTH INCORPORATED                                                                        2,382,406
      21,818   DAVITA INCORPORATED+                                                                                  958,901
      22,742   LABORATORY CORPORATION OF AMERICA HOLDINGS<<+                                                       1,330,180

                   116 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
HEALTH SERVICES (continued)
      87,220   TENET HEALTHCARE CORPORATION+                                                                 $       101,175
      21,971   WATSON PHARMACEUTICALS INCORPORATED<<+                                                                683,518

                                                                                                                   5,456,180
                                                                                                             ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.74%
      24,633   APARTMENT INVESTMENT & Management Company Class A                                                     134,988
      16,746   AVALONBAY COMMUNITIES INCORPORATED                                                                    788,074
      25,465   BOSTON PROPERTIES INCORPORATED                                                                        892,039
      57,285   EQUITY RESIDENTIAL                                                                                  1,051,180
      53,323   HCP INCORPORATED                                                                                      951,816
     110,343   HOST HOTELS & Resorts Incorporated+                                                                   432,545
      48,956   KIMCO REALTY CORPORATION                                                                              373,045
      34,615   PLUM CREEK TIMBER COMPANY<<                                                                         1,006,258
      56,195   PROLOGIS<<                                                                                            365,268
      26,334   PUBLIC STORAGE INCORPORATED                                                                         1,454,954
      50,434   SIMON PROPERTY GROUP INCORPORATED<<                                                                 1,747,034
      30,114   VENTAS INCORPORATED<<                                                                                 680,878
      29,578   VORNADO REALTY TRUST<<                                                                                983,181

                                                                                                                  10,861,260
                                                                                                             ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.28%
      54,541   BED BATH & Beyond Incorporated<<+                                                                   1,349,890
      71,191   BEST BUY COMPANY INCORPORATED<<                                                                     2,702,410

                                                                                                                   4,052,300
                                                                                                             ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.11%
      61,714   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                         1,009,641
      38,312   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                      486,562
      37,276   WYNDHAM WORLDWIDE CORPORATION                                                                         156,559

                                                                                                                   1,652,762
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.39%
     145,693   3M COMPANY                                                                                          7,243,856
     187,012   APPLE INCORPORATED+                                                                                19,658,701
     279,157   APPLIED MATERIALS INCORPORATED                                                                      3,000,938
      64,862   BAKER HUGHES INCORPORATED<<                                                                         1,851,810
      12,627   BLACK & DECKER CORPORATION                                                                            398,508
      45,547   CAMERON INTERNATIONAL CORPORATION+                                                                    998,846
     126,318   CATERPILLAR INCORPORATED<<                                                                          3,531,851
      42,283   CUMMINS INCORPORATED                                                                                1,076,102
      88,759   DEERE & COMPANY                                                                                     2,917,508
     363,406   DELL INCORPORATED+                                                                                  3,445,089
      39,062   DOVER CORPORATION                                                                                   1,030,456
      34,691   EATON CORPORATION                                                                                   1,278,710
     422,485   EMC CORPORATION<<+                                                                                  4,816,329
      11,742   FLOWSERVE CORPORATION                                                                                 658,961
      34,392   GAMESTOP CORPORATION CLASS A+                                                                         963,664
     503,278   HEWLETT-PACKARD COMPANY                                                                            16,135,093
      66,960   INGERSOLL-RAND COMPANY LIMITED CLASS A<<                                                              924,048
   1,167,996   INTEL CORPORATION                                                                                  17,578,340
     281,746   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                        27,298,370
      16,332   LEXMARK INTERNATIONAL INCORPORATED+                                                                   275,521
      27,375   MANITOWOC COMPANY INCORPORATED                                                                         89,516
      87,646   NATIONAL OILWELL VARCO INCORPORATED+                                                                2,516,317
      24,796   PALL CORPORATION                                                                                      506,582
      33,739   PARKER HANNIFIN CORPORATION<<                                                                       1,146,451
      43,326   PITNEY BOWES INCORPORATED<<                                                                         1,011,662

                   Wells Fargo Advantage Master Portfolios 117


Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      47,490   SANDISK CORPORATION<<+                                                                        $       600,749
      46,041   SMITH INTERNATIONAL INCORPORATED                                                                      988,961
      16,565   STANLEY WORKS                                                                                         482,373
      36,341   TERADATA CORPORATION+                                                                                 589,451

                                                                                                                 123,014,763
                                                                                                             ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.43%
      57,441   AON CORPORATION                                                                                     2,344,742
      35,458   HUMANA INCORPORATED+                                                                                  924,745
     108,144   MARSH & MCLENNAN COMPANIES INCORPORATED                                                             2,189,916
      69,542   UNUMPROVIDENT CORPORATION                                                                             869,275

                                                                                                                   6,328,678
                                                                                                             ---------------
INSURANCE CARRIERS: 2.66%
      95,233   AETNA INCORPORATED                                                                                  2,317,019
      98,174   AFLAC INCORPORATED                                                                                  1,900,649
     112,566   ALLSTATE CORPORATION<<                                                                              2,155,639
     565,045   AMERICAN INTERNATIONAL GROUP INCORPORATED+                                                            565,045
      24,732   ASSURANT INCORPORATED                                                                                 538,663
      73,986   CHUBB CORPORATION                                                                                   3,131,088
      56,916   CIGNA CORPORATION                                                                                   1,001,152
      34,124   CINCINNATI FINANCIAL CORPORATION                                                                      780,416
      90,961   GENWORTH FINANCIAL INCORPORATED+                                                                      172,826
      68,296   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                        536,124
      38,063   LEUCADIA NATIONAL CORPORATION<<                                                                       566,758
      53,767   LINCOLN NATIONAL CORPORATION                                                                          359,701
      75,842   LOEWS CORPORATION                                                                                   1,676,108
      35,939   MBIA INCORPORATED<<+                                                                                  164,601
     171,793   METLIFE INCORPORATED<<                                                                              3,911,727
      54,506   PRINCIPAL FINANCIAL GROUP INCORPORATED<<                                                              445,859
      89,038   PRUDENTIAL FINANCIAL INCORPORATED                                                                   1,693,503
     142,109   THE PROGRESSIVE CORPORATION                                                                         1,909,945
     122,820   THE TRAVELERS COMPANIES INCORPORATED                                                                4,991,405
      17,745   TORCHMARK CORPORATION                                                                                 465,458
     255,274   UNITEDHEALTH GROUP INCORPORATED                                                                     5,342,885
     104,659   WELLPOINT INCORPORATED+                                                                             3,973,902
      71,862   XL CAPITAL LIMITED CLASS A                                                                            392,367

                                                                                                                  38,992,840
                                                                                                             ---------------
LEATHER & LEATHER PRODUCTS: 0.08%
      67,415   COACH INCORPORATED+                                                                                 1,125,831
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 1.86%
      73,914   AGILENT TECHNOLOGIES INCORPORATED+                                                                  1,136,058
      50,338   BECTON DICKINSON & COMPANY                                                                          3,384,727
     315,463   BOSTON SCIENTIFIC CORPORATION+                                                                      2,507,933
      20,880   C.R. BARD INCORPORATED                                                                              1,664,554
     105,815   COVIDIEN LIMITED                                                                                    3,517,291
      53,540   DANAHER CORPORATION                                                                                 2,902,939
      31,205   DENTSPLY INTERNATIONAL INCORPORATED<<                                                                 837,854
      56,320   EASTMAN KODAK COMPANY<<                                                                               214,016
      31,667   FLIR SYSTEMS INCORPORATED+                                                                            648,540
      11,632   MILLIPORE CORPORATION<<+                                                                              667,793
      24,396   PERKINELMER INCORPORATED                                                                              311,537
      32,416   QUEST DIAGNOSTICS INCORPORATED                                                                      1,539,112
      84,023   RAYTHEON COMPANY                                                                                    3,271,856
      29,772   ROCKWELL AUTOMATION INCORPORATED                                                                      650,220

                   118 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

      SHARES   SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS (continued)
      36,265   TERADYNE INCORPORATED+                                                                        $       158,841
      87,812   THERMO FISHER SCIENTIFIC INCORPORATED+                                                              3,132,254
      20,379   WATERS CORPORATION+                                                                                   753,004

                                                                                                                  27,298,529
                                                                                                             ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.76%
       8,228   INTUITIVE SURGICAL INCORPORATED<<+                                                                    784,622
     234,822   MEDTRONIC INCORPORATED                                                                              6,920,204
      72,690   ST. JUDE MEDICAL INCORPORATED+                                                                      2,640,828
      26,121   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                  795,123

                                                                                                                  11,140,777
                                                                                                             ---------------
MEDICAL MANAGEMENT SERVICES: 0.48%
      31,141   COVENTRY HEALTH CARE INCORPORATED+                                                                    402,965
      52,010   EXPRESS SCRIPTS INCORPORATED+                                                                       2,401,302
     103,112   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                4,262,650

                                                                                                                   7,066,917
                                                                                                             ---------------
MEDICAL PRODUCTS: 1.70%
      64,576   ALLERGAN INCORPORATED                                                                               3,084,150
     128,905   BAXTER INTERNATIONAL INCORPORATED                                                                   6,602,514
     442,610   MERCK & COMPANY INCORPORATED                                                                       11,839,818
      49,962   STRYKER CORPORATION                                                                                 1,700,706
      46,795   ZIMMER HOLDINGS INCORPORATED+                                                                       1,708,018

                                                                                                                  24,935,206
                                                                                                             ---------------
METAL MINING: 0.54%
      86,448   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<+                                              3,294,533
     102,728   NEWMONT MINING CORPORATION                                                                          4,598,105

                                                                                                                   7,892,638
                                                                                                             ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.07%
      23,175   VULCAN MATERIALS COMPANY<<                                                                          1,026,421
                                                                                                             ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.14%
      26,028   HASBRO INCORPORATED                                                                                   652,522
      75,276   MATTEL INCORPORATED                                                                                   867,932
      25,852   TIFFANY & Company<<                                                                                   557,369

                                                                                                                   2,077,823
                                                                                                             ---------------
MISCELLANEOUS RETAIL: 1.43%
      90,979   COSTCO WHOLESALE CORPORATION<<                                                                      4,214,147
     305,651   CVS CAREMARK CORPORATION                                                                            8,402,346
      57,713   OFFICE DEPOT INCORPORATED+                                                                             75,604
      26,266   RADIOSHACK CORPORATION                                                                                225,100
     149,809   STAPLES INCORPORATED                                                                                2,713,032
     207,212   WALGREEN COMPANY<<                                                                                  5,379,224

                                                                                                                  21,009,453
                                                                                                             ---------------
MISCELLANEOUS SERVICES: 0.06%
      11,209   D&B CORPORATION                                                                                       863,093
                                                                                                             ---------------
MOTION PICTURES: 1.03%
     483,020   NEWS CORPORATION CLASS A                                                                            3,197,592
     251,140   TIME WARNER INCORPORATED                                                                            4,847,008
     389,822   WALT DISNEY COMPANY                                                                                 7,079,168

                                                                                                                  15,123,768
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 119


Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

      SHARES   SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.90%
      65,369   FEDEX CORPORATION                                                                             $     2,908,267
     209,037   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                         10,288,801

                                                                                                                  13,197,068
                                                                                                             ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.48%
     245,916   AMERICAN EXPRESS COMPANY                                                                            3,351,835
      82,281   CAPITAL ONE FINANCIAL CORPORATION<<                                                                 1,007,119
      81,640   CIT GROUP INCORPORATED<<                                                                              232,674
     101,103   DISCOVER FINANCIAL SERVICES                                                                           637,960
      73,126   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                              1,314,074
      98,152   SLM CORPORATION<<+                                                                                    485,852

                                                                                                                   7,029,514
                                                                                                             ---------------
OFFICE EQUIPMENT: 0.06%
     181,601   XEROX CORPORATION                                                                                     826,285
                                                                                                             ---------------
OIL & GAS EXTRACTION: 3.69%
      96,573   ANADARKO PETROLEUM CORPORATION                                                                      3,755,724
      70,296   APACHE CORPORATION                                                                                  4,505,271
      61,328   BJ SERVICES COMPANY                                                                                   610,214
      21,723   CABOT OIL & GAS CORPORATION                                                                           512,011
     118,023   CHESAPEAKE ENERGY CORPORATION                                                                       2,013,472
      93,196   DEVON ENERGY CORPORATION                                                                            4,164,929
      14,594   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                              917,379
      29,781   ENSCO INTERNATIONAL INCORPORATED<<                                                                    786,218
      52,433   EOG RESOURCES INCORPORATED                                                                          2,871,231
      27,480   EQT CORPORATION                                                                                       860,948
     188,402   HALLIBURTON COMPANY                                                                                 2,914,579
      59,414   NABORS INDUSTRIES LIMITED+                                                                            593,546
      36,311   NOBLE ENERGY INCORPORATED                                                                           1,956,437
     170,158   OCCIDENTAL PETROLEUM CORPORATION                                                                    9,469,293
      24,278   PIONEER NATURAL RESOURCES COMPANY                                                                     399,859
      32,802   RANGE RESOURCES CORPORATION                                                                         1,350,130
      23,730   ROWAN COMPANIES INCORPORATED+                                                                         284,048
     251,152   SCHLUMBERGER LIMITED                                                                               10,201,794
      72,161   SOUTHWESTERN ENERGY COMPANY+                                                                        2,142,460
           1   TRANSOCEAN LIMITED+                                                                                        81
     121,732   XTO ENERGY INCORPORATED                                                                             3,727,434

                                                                                                                  54,037,058
                                                                                                             ---------------
PAPER & ALLIED PRODUCTS: 0.13%
      20,972   BEMIS COMPANY INCORPORATED                                                                            439,783
      89,829   INTERNATIONAL PAPER COMPANY                                                                           632,396
      35,870   MEADWESTVACO CORPORATION                                                                              430,081
      27,620   PACTIV CORPORATION+                                                                                   402,976

                                                                                                                   1,905,236
                                                                                                             ---------------
PERSONAL SERVICES: 0.14%
      27,593   CINTAS CORPORATION                                                                                    682,099
      71,328   H & R BLOCK INCORPORATED                                                                            1,297,456

                                                                                                                   1,979,555
                                                                                                             ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 8.40%
     420,948   CHEVRON CORPORATION                                                                                28,304,544
     310,844   CONOCOPHILLIPS                                                                                     12,172,651
   1,037,721   EXXON MOBIL CORPORATION                                                                            70,668,800
      59,583   HESS CORPORATION                                                                                    3,229,399

                   120 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

      SHARES   SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
     148,577   MARATHON OIL CORPORATION                                                                      $     3,906,089
      40,054   MURPHY OIL CORPORATION                                                                              1,793,218
      24,543   SUNOCO INCORPORATED<<                                                                                 649,899
      29,057   TESORO PETROLEUM CORPORATION<<                                                                        391,398
     108,422   VALERO ENERGY CORPORATION                                                                           1,940,754

                                                                                                                 123,056,752
                                                                                                             ---------------
PIPELINES: 0.09%
     121,632   THE WILLIAMS COMPANIES INCORPORATED                                                                 1,384,172
                                                                                                             ---------------
PRIMARY METAL INDUSTRIES: 0.48%
      23,290   AK STEEL HOLDING CORPORATION                                                                          165,825
     199,562   ALCOA INCORPORATED<<                                                                                1,464,785
      20,465   ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                 448,797
      65,944   NUCOR CORPORATION                                                                                   2,517,082
      29,385   PRECISION CASTPARTS CORPORATION                                                                     1,760,162
      17,872   TITANIUM METALS CORPORATION+                                                                           97,760
      24,401   UNITED STATES STEEL CORPORATION<<                                                                     515,593

                                                                                                                   6,970,004
                                                                                                             ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.37%
     142,606   CBS CORPORATION CLASS B                                                                               547,607
      47,964   GANNETT COMPANY INCORPORATED<<                                                                        105,521
      66,025   MCGRAW-HILL COMPANIES INCORPORATED                                                                  1,509,992
       7,562   MEREDITH CORPORATION<<                                                                                125,832
      24,486   NEW YORK TIMES COMPANY CLASS A<<+                                                                     110,677
      43,092   RR DONNELLEY & SONS COMPANY                                                                           315,864
     127,322   VIACOM INCORPORATED CLASS B<<+                                                                      2,212,856
       1,263   WASHINGTON POST COMPANY CLASS B<<                                                                     451,017

                                                                                                                   5,379,366
                                                                                                             ---------------
RAILROAD TRANSPORTATION: 0.86%
      58,442   BURLINGTON NORTHERN SANTA FE CORPORATION                                                            3,515,286
      83,841   CSX CORPORATION                                                                                     2,167,290
      76,955   NORFOLK SOUTHERN CORPORATION<<                                                                      2,597,231
     105,668   UNION PACIFIC CORPORATION                                                                           4,344,011

                                                                                                                  12,623,818
                                                                                                             ---------------
REAL ESTATE: 0.01%
      47,232   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                          190,345
                                                                                                             ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.05%
      23,254   HEALTH CARE REIT INCORPORATED<<                                                                       711,340
                                                                                                             ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.05%
      33,153   SEALED AIR CORPORATION                                                                                457,511
      50,682   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                   317,269

                                                                                                                     774,780
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.11%
      45,951   AMERIPRISE FINANCIAL INCORPORATED                                                                     941,536
     196,853   CHARLES SCHWAB CORPORATION                                                                          3,051,222
      13,932   CME GROUP INCORPORATED                                                                              3,432,705
     120,127   E*TRADE FINANCIAL CORPORATION<<+                                                                      153,763
      18,685   FEDERATED INVESTORS INCORPORATED CLASS B<<                                                            415,928
      31,792   FRANKLIN RESOURCES INCORPORATED                                                                     1,712,635
      96,972   GOLDMAN SACHS GROUP INCORPORATED                                                                   10,280,971

                   Wells Fargo Advantage Master Portfolios 121


Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

      SHARES   SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
      15,255   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                       $     1,136,040
      79,466   INVESCO LIMITED                                                                                     1,101,399
      29,988   LEGG MASON INCORPORATED                                                                               476,809
     225,639   MORGAN STANLEY<<                                                                                    5,137,800
      28,834   NASDAQ STOCK MARKET INCORPORATED+                                                                     564,570
      54,388   NYSE EURONEXT INCORPORATED                                                                            973,545
      53,765   T. ROWE PRICE GROUP INCORPORATED<<                                                                  1,551,658

                                                                                                                  30,930,581
                                                                                                             ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.33%
     326,548   CORNING INCORPORATED                                                                                4,333,292
      35,100   OWENS-ILLINOIS INCORPORATED+                                                                          506,844

                                                                                                                   4,840,136
                                                                                                             ---------------
TOBACCO PRODUCTS: 1.73%
     433,891   ALTRIA GROUP INCORPORATED                                                                           6,950,934
      35,295   LORILLARD INCORPORATED                                                                              2,179,113
     420,820   PHILIP MORRIS INTERNATIONAL                                                                        14,972,776
      35,498   REYNOLDS AMERICAN INCORPORATED                                                                      1,272,248

                                                                                                                  25,375,071
                                                                                                             ---------------
TRANSPORTATION BY AIR: 0.07%
     155,427   SOUTHWEST AIRLINES COMPANY                                                                            983,853
                                                                                                             ---------------
TRANSPORTATION EQUIPMENT: 2.65%
     152,483   BOEING COMPANY<<                                                                                    5,425,345
     503,217   FORD MOTOR COMPANY<<+                                                                               1,323,461
      81,072   GENERAL DYNAMICS CORPORATION                                                                        3,371,784
     128,202   GENERAL MOTORS CORPORATION<<+                                                                         248,712
      33,482   GENUINE PARTS COMPANY                                                                                 999,773
      25,990   GOODRICH CORPORATION                                                                                  984,761
      49,052   HARLEY-DAVIDSON INCORPORATED<<                                                                        656,806
     154,384   HONEYWELL INTERNATIONAL INCORPORATED                                                                4,301,138
      38,177   ITT CORPORATION                                                                                     1,468,669
     124,782   JOHNSON CONTROLS INCORPORATED<<                                                                     1,497,384
      69,724   LOCKHEED MARTIN CORPORATION                                                                         4,813,048
      68,706   NORTHROP GRUMMAN CORPORATION                                                                        2,998,330
      76,179   PACCAR INCORPORATED<<                                                                               1,962,371
      51,018   TEXTRON INCORPORATED                                                                                  292,843
     197,877   UNITED TECHNOLOGIES CORPORATION                                                                     8,504,753

                                                                                                                  38,849,178
                                                                                                             ---------------
TRANSPORTATION SERVICES: 0.20%
      35,743   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                1,630,238
      44,543   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                 1,260,121

                                                                                                                   2,890,359
                                                                                                             ---------------
TRAVEL & RECREATION: 0.16%
      91,928   CARNIVAL CORPORATION+                                                                               1,985,645
      44,048   EXPEDIA INCORPORATED<<+                                                                               399,956

                                                                                                                   2,385,601
                                                                                                             ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.80%
      31,977   AMERISOURCEBERGEN CORPORATION<<                                                                     1,044,369
      20,596   BROWN-FORMAN CORPORATION CLASS B                                                                      799,733
      32,410   DEAN FOODS COMPANY<<+                                                                                 585,973
      57,503   MCKESSON CORPORATION                                                                                2,014,905

                  122 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
WHOLESALE TRADE NON-DURABLE GOODS (CONTINUED)
      81,322   NIKE INCORPORATED CLASS B                                                                     $     3,813,189
      44,466   SUPERVALU INCORPORATED                                                                                634,974
     123,733   SYSCO CORPORATION                                                                                   2,821,112
                                                                                                                  11,714,255
                                                                                                             ---------------

WHOLESALE TRADE-DURABLE GOODS: 0.36%

      86,898   KIMBERLY-CLARK CORPORATION                                                                          4,006,867
      19,208   PATTERSON COMPANIES INCORPORATED<<+                                                                   362,263
      13,361   W.W. GRAINGER INCORPORATED                                                                            937,675
                                                                                                                   5,306,805
                                                                                                             ---------------

TOTAL COMMON STOCKS (COST $2,021,134,235)                                                                      1,454,611,466
                                                                                                             ---------------

RIGHTS: 0.00%

      44,400   SEAGATE TECHNOLOGY RIGHTS+(a)(i)                                                                            0

TOTAL RIGHTS (COST $0)                                                                                                     0
                                                                                                             ---------------

COLLATERAL FOR SECURITIES LENDING: 10.58%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.17%

   7,943,464   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    7,943,464
   7,943,464   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        7,943,464
   7,943,464   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          7,943,464
   7,943,464   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               7,943,464
                                                                                                                  31,773,856
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 8.41%
$  1,937,430   ABN AMRO BANK NV (CHICAGO)                                             2.06%     04/01/2009         1,937,430
   1,097,877   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                          0.55      04/03/2009         1,097,877
   1,937,430   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                          0.75      04/09/2009         1,937,430
      64,581   AMSTEL FUNDING CORPORATION++                                           1.50      04/06/2009            64,568
   2,260,335   AMSTERDAM FUNDING CORPORATION++                                        0.50      04/22/2009         2,259,676
     129,162   ANTALIS US FUNDING CORPORATION++                                       0.50      04/01/2009           129,162
   2,550,950   ANTALIS US FUNDING CORPORATION++(p)                                    0.68      04/21/2009         2,549,986
   2,776,983   BANCO BILBAO VIZCAYA ARGENTARIA SA                                     0.38      04/01/2009         2,776,983
   7,233,073   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $7,233,123)              0.25      04/01/2009         7,233,073
     839,553   BANK OF IRELAND                                                        0.60      04/01/2009           839,553
  17,695,196   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $17,695,343)                                                        0.30      04/01/2009        17,695,196
     839,553   BNP PARIBAS (PARIS)                                                    0.30      04/01/2009           839,553
   2,583,240   BRYANT BANK FUNDING LLC++(p)                                           0.47      04/20/2009         2,582,599
   2,776,983   CAISSE NATIONALE DES CAISSES D'EPARGNE  ET DE PREVOYANCE               0.50      04/01/2009         2,776,983
     968,715   CALYON (LONDON)                                                        0.45      04/01/2009           968,715
   1,743,687   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.60      04/08/2009         1,743,484
   1,681,282   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00      02/25/2008            27,741
   1,294,416   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00      05/19/2008            21,358
   1,808,268   CLIPPER RECEIVABLES CORPORATION++(p)                                   0.85      04/01/2009         1,808,268
     581,229   CLIPPER RECEIVABLES CORPORATION++                                      0.85      04/03/2009           581,202
     172,431   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              2.25      10/01/2038           172,431
   1,162,458   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           3.50      12/15/2037         1,162,458
   3,099,888   DEXIA CREDIT LOCAL DE FRANCE SA                                        0.85      04/01/2009         3,099,888
   2,454,078   E.ON AG++                                                              0.60      04/22/2009         2,453,219
     645,810   EBBETS FUNDING LLC++                                                   0.60      04/06/2009           645,756

                   Wells Fargo Advantage Master Portfolios 123


Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    968,715   EBBETS FUNDING LLC++                                                   0.60%     04/07/2009   $       968,618
     484,358   EDISON ASSET SECURITIZATION LLC++(p)                                   0.50      04/21/2009           484,223
     129,162   ELYSIAN FUNDING LLC++                                                  0.55      04/06/2009           129,152
     258,324   ELYSIAN FUNDING LLC++                                                  0.60      04/01/2009           258,324
     645,810   ELYSIAN FUNDING LLC++                                                  0.60      04/07/2009           645,745
   1,130,168   ERASMUS CAPITAL CORPORATION++                                          0.50      04/06/2009         1,130,089
     322,905   GEMINI SECURITIZATION INCORPORATED++(p)                                0.50      04/21/2009           322,815
   1,937,430   GEMINI SECURITIZATION INCORPORATED++                                   0.55      04/14/2009         1,937,045
   3,500,613   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,500,630)              0.17      04/01/2009         3,500,613
     193,743   GRAMPIAN FUNDING LLC++                                                 0.58      04/06/2009           193,727
   6,130,345   GRYPHON FUNDING LIMITED(a)(i)                                          0.00      08/23/2009         2,197,116
     106,559   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  2.75      11/01/2042           106,559
     129,162   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                     1.00      01/01/2018           129,162
   6,458,101   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $6,458,144)           0.24      04/01/2009         6,458,101
     193,743   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                 1.00      04/15/2025           193,743
   1,937,430   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                         0.88      04/08/2009         1,937,101
     824,054   LLOYDS TSB BANK PLC                                                    0.50      04/06/2009           823,996
   1,337,473   LLOYDS TSB BANK PLC                                                    0.50      04/09/2009         1,337,324
      51,665   LLOYDS TSB BANK PLC                                                    0.50      04/14/2009            51,655
   1,937,430   LMA AMERICAS LLC++                                                     0.57      04/29/2009         1,936,571
   2,260,335   MATCHPOINT MASTER TRUST++                                              0.43      04/27/2009         2,259,633
     277,698   MISSISSIPPI STATE GO+/-ss                                              5.00      11/01/2028           277,698
     839,553   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  BY MONEY MARKET SECURITIES (MATURITY VALUE $839,568)                0.66      04/01/2009           839,553
   2,583,240   NATIXIS                                                                0.38      04/02/2009         2,583,240
     129,162   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               3.75      01/01/2018           129,162
     839,553   NORDEA BANK AB                                                         0.30      04/01/2009           839,553
     813,721   REGENCY MARKETS #1 LLC++(p)                                            0.55      04/15/2009           813,547
   1,162,458   REGENCY MARKETS #1 LLC++(p)                                            0.55      04/20/2009         1,162,121
   1,291,620   ROMULUS FUNDING CORPORATION++                                          0.90      04/24/2009         1,290,877
     645,810   ROMULUS FUNDING CORPORATION++(p)                                       1.00      04/22/2009           645,433
   1,937,430   SANPAOLO IMI US FINANCIAL COMPANY                                      0.49      04/21/2009         1,936,903
   2,260,335   SOCIETE GENERALE NY                                                    1.05      04/27/2009         2,261,395
   2,337,832   STARBIRD FUNDING CORPORATION++                                         0.60      04/30/2009         2,336,702
     645,810   STATE STREET CORPORATION                                               0.40      04/01/2009           645,810
   1,937,430   SURREY FUNDING CORPORATION++(p)                                        0.55      04/06/2009         1,937,282
   2,583,240   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                0.53      04/20/2009         2,582,518
   2,260,335   TICONDEROGA MASTER FUNDING LIMITED++                                   0.45      04/28/2009         2,259,572
   2,260,335   TULIP FUNDING CORPORATION++(p)                                         0.50      04/15/2009         2,259,896
   2,389,497   UBS FINANCE (DELAWARE) LLC                                             0.55      04/23/2009         2,388,694
   2,260,335   UNICREDITO ITALIANO BANK (IRELAND) PLC++                               0.70      04/27/2009         2,259,193
     968,715   VERSAILLES CP LLC++                                                    0.60      04/01/2009           968,719
   2,331,258   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.38      07/28/2008         1,072,379
   1,353,789   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.41      08/07/2008           622,743
   1,658,722   VICTORIA FINANCE LLC+++/-####(a)(i)                                    1.19      04/03/2008           763,012
   2,692,405   VICTORIA FINANCE LLC+++/-####(a)(i)                                    1.20      02/15/2008         1,238,506
   2,596,608   WHITE PINE FINANCE LLC+++/-####(a)(i)                                  1.15      02/22/2008         2,172,323
     387,486   WINDMILL FUNDING CORPORATION++                                         0.40      04/03/2009           387,477
   2,195,754   WINDMILL FUNDING CORPORATION++(p)                                      0.50      04/24/2009         2,195,053
                                                                                                                 123,275,262
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $162,091,182)                                                      155,049,118
                                                                                                             ---------------

                  124 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
SHORT-TERM INVESTMENTS: 1.28%

  16,098,170   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                   $    16,098,170
                                                                                                             ---------------

 PRINCIPAL
------------
US TREASURY BILLS: 0.18%
     180,000   US TREASURY BILL## #                                                   0.30%     08/06/2009           179,832
      50,000   US TREASURY BILL## #                                                   0.34      08/06/2009            49,953
   2,065,000   US TREASURY BILL## #                                                   0.39      08/06/2009         2,063,069
     110,000   US TREASURY BILL## #                                                   0.41      08/06/2009           109,897
      30,000   US TREASURY BILL## #                                                   0.44      08/06/2009            29,972
     150,000   US TREASURY BILL## #                                                   0.97      05/07/2009           149,974
                                                                                                                   2,582,697
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $18,679,729)                                                                   18,680,867
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,201,905,146)*                                                              111.12%                  $ 1,628,341,451
OTHER ASSETS AND LIABILITIES, NET                                                   (11.12)                     (162,923,564)
                                                                                    ------                   ---------------
TOTAL NET ASSETS                                                                    100.00%                  $ 1,465,417,887
                                                                                    ------                   ---------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

(l) Long-term security of an affiliate of the fund with a total cost of $37,568,613.

##   Zero coupon bond. Interest rate presented is yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

#    Security pledged as collateral for futures transactions. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

++   Short-term security of an affiliate of the Fund with a cost of $16,098,170.

* Cost for federal income tax purposes is $2,222,382,449 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 150,034,278
Gross unrealized depreciation                 (744,075,276)
                                             -------------
Net unrealized appreciation (depreciation)   $(594,040,998)

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 125


Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL CORE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 93.14%
AUSTRALIA: 4.31%
      58,855   AMP LIMITED (INSURANCE CARRIERS)                                                              $       192,347
      24,381   ASX LIMITED (BUSINESS SERVICES)                                                                       497,582
       3,946   CENTENNIAL COAL COMPANY LIMITED (COAL MINING)                                                           5,515
      24,046   NEWCREST MINING LIMITED (METAL MINING)                                                                547,260
      33,070   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                      443,119
       6,676   RIO TINTO LIMITED (METAL MINING)                                                                      262,608
      14,195   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                     376,067
                                                                                                                   2,324,498
                                                                                                             ---------------
BELGIUM: 1.56%
       2,653   COMPAGNIE NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT
                  OFFICES)                                                                                           123,156
      10,535   GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS FINANCIAL
                  SERVICES)                                                                                          716,078
                                                                                                                     839,234
                                                                                                             ---------------
BERMUDA: 0.38%
       3,290   PARTNERRE LIMITED (INSURANCE CARRIERS)                                                                204,210
                                                                                                             ---------------
CANADA: 2.99%
      21,545   BARRICK GOLD CORPORATION (METAL MINING)                                                               698,489
      17,492   GOLDCORP INCORPORATED (METAL MINING)                                                                  588,801
       2,165   POTASH CORPORATION OF SASKATCHEWAN (MINING & QUARRYING OF
                  NONMETALLIC MINERALS, EXCEPT FUELS)                                                                174,954
       3,413   RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                146,998
                                                                                                                   1,609,242
                                                                                                             ---------------
CHINA: 0.81%
       1,550   BAIDU.COM INCORPORATED ADR (BUSINESS SERVICES)                                                        273,730
      27,345   YINGLI GREEN ENERGY HOLDING COMPANY LIMITED (ELECTRONIC & OTHER
               ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                         164,617
                                                                                                                     438,347
                                                                                                             ---------------
DENMARK: 1.07%
       6,406   NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                306,797
       6,143   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                      269,548
                                                                                                                     576,345
                                                                                                             ---------------
FINLAND: 0.98%
      35,743   SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                        528,070
                                                                                                             ---------------
FRANCE: 10.15%
       5,303   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       274,672
       4,482   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                  282,853
      52,429   FRANCE TELECOM SA (COMMUNICATIONS)                                                                  1,194,624
       6,841   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                         530,842
       3,168   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                               176,673
       2,028   PPR SA (APPAREL & ACCESSORY STORES)                                                                   130,086
       7,682   SCOR REGROUPE (INSURANCE CARRIERS)                                                                    158,147
      13,228   SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                         603,254
       5,319   TECHNIP SA (OIL & GAS EXTRACTION)                                                                     188,049
       4,506   THALES SA (TRANSPORTATION BY AIR)                                                                     170,860
      19,388   TOTAL SA (OIL & GAS EXTRACTION)                                                                       964,029
      30,073   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                 796,105
                                                                                                                   5,470,194
                                                                                                             ---------------
GERMANY: 12.43%
       3,428   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                        114,135
       3,724   ALLIANZ SE (INSURANCE CARRIERS)                                                                       312,993
       2,711   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                  82,086

                   126 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL CORE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
GERMANY (continued)
      11,921   DAIMLER AG (TRANSPORTATION EQUIPMENT)<<                                                       $       302,194
      16,964   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                    1,022,794
     122,013   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                1,515,700
       6,336   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                           176,021
      31,599   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
               OPTICAL)                                                                                            1,450,917
       8,455   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                  1,031,221
       3,505   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            245,923
       7,054   SAP AG (BUSINESS SERVICES)                                                                            250,044
       3,354   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                        191,658
         573   SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)                                                                6,783
                                                                                                                   6,702,469
                                                                                                             ---------------
GREECE: 1.66%
      38,754   HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)           277,524
      41,265   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                          616,231
                                                                                                                     893,755
                                                                                                             ---------------
HONG KONG: 1.04%
      46,609   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                     405,918
      16,291   HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)<<                                          153,859
                                                                                                                     559,777
                                                                                                             ---------------
IRELAND: 1.88%
     162,068   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                          1,015,628
                                                                                                             ---------------
ISRAEL: 0.92%
      11,027   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                       496,766
                                                                                                             ---------------
ITALY: 0.42%
      11,660   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     226,486
                                                                                                             ---------------
JAPAN: 10.65%
      10,900   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                               330,353
       2,500   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                            167,450
         163   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                         431,274
          44   KDDI CORPORATION (COMMUNICATIONS)                                                                     205,364
      36,000   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           194,575
      11,400   LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                      469,889
      16,500   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                            214,199
      32,000   MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              142,567
      22,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                              219,144
       1,900   NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                   546,093
       3,400   ONO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      148,043
      20,600   SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                      449,523
      18,000   SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                            306,228
      47,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                               239,784
      20,500   SUGI PHARMACY COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                            374,441
       6,850   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                        162,972
      17,300   TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                          240,314
      16,600   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             523,231
       6,200   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                    375,815
                                                                                                                   5,741,259
                                                                                                             ---------------
NETHERLANDS: 3.73%
       6,544   HEINEKEN NV (EATING & DRINKING PLACES)                                                                186,060
      95,434   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                         1,275,547
      27,779   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                 548,073
                                                                                                                   2,009,680
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 127


Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL CORE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
RUSSIA: 0.53%
       7,659   LUKOIL ADR (OIL & GAS EXTRACTION)                                                             $       287,213
                                                                                                             ---------------
SINGAPORE: 0.35%
      34,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                  188,895
                                                                                                             ---------------
SOUTH KOREA: 0.28%
         206   LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                         153,392
                                                                                                             ---------------
SPAIN: 3.44%
       7,717   BOLSAS Y MERCADOS ESPANOLES SA (BUSINESS SERVICES)                                                    178,502
      73,940   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                   238,716
      35,566   GRIFOLS SA (HEALTH SERVICES)                                                                          512,696
      46,356   TELEFONICA SA (COMMUNICATIONS)                                                                        925,063
                                                                                                                   1,854,977
                                                                                                             ---------------
SWEDEN: 0.84%
      55,613   NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                   277,409
      12,138   SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                   175,733
                                                                                                                     453,142
                                                                                                             ---------------
SWITZERLAND: 14.43%
      23,797   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                      332,192
      10,911   LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)<<                                                      1,078,351
      27,944   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                   944,641
      23,136   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                             875,603
       6,101   PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                               323,997
      11,018   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                    1,511,914
         408   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                   428,323
       3,205   SWISSCOM AG (COMMUNICATIONS)                                                                          900,289
       4,437   SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
               & OPTICAL)                                                                                            494,255
       5,618   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                     888,871
                                                                                                                   7,778,436
                                                                                                             ---------------
UNITED KINGDOM: 13.93%
     103,401   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                               496,279
      31,529   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                   477,274
      21,104   BHP BILLITON PLC (COAL MINING)                                                                        419,391
     155,668   BP PLC (OIL & GAS EXTRACTION)                                                                       1,053,139
      17,709   BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                       409,858
     147,691   COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                           676,004
      19,330   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                  218,140
      50,130   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                           284,118
      33,209   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                         746,671
      16,026   INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                         203,619
      67,032   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    259,687
      24,614   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                  554,834
      28,622   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                            274,746
      55,584   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                   265,901
      18,380   TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                 211,771
      26,472   UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                500,618
     261,110   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                   459,885
                                                                                                                   7,511,935
                                                                                                             ---------------
USA: 4.36%
      10,230   AGNICO-EAGLE MINES LIMITED (METAL MINING)                                                             582,292
      15,269   KINROSS GOLD CORPORATION (METAL MINING)                                                               272,857
       2,106   POSCO ADR (PRIMARY METAL INDUSTRIES)                                                                  140,744

                   128 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL CORE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
USA (continued)
      11,815   RANDGOLD RESOURCES LIMITED ADR (METAL MINING)                                                 $       642,145
       7,437   RENAISSANCERE HOLDINGS LIMITED (INSURANCE CARRIERS)                                                   367,685
      14,741   SINA CORPORATION (BUSINESS SERVICES)                                                                  342,728
                                                                                                                   2,348,451
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $53,301,732)                                                                            50,212,401
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 2.08%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 2.08%
   1,094,012   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                                           1,094,012
      19,567   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B                                              15,654
      11,602   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES C                                              10,267
                                                                                                                   1,119,933
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,125,181)                                                          1,119,933
                                                                                                             ---------------
PREFERRED STOCKS: 0.96%
       9,042   VOLKSWAGEN AG PREFERRED                                                                               520,654
TOTAL PREFERRED STOCKS (COST $443,092)                                                                               520,654
                                                                                                             ---------------
SHORT-TERM INVESTMENTS: 3.82%
   2,061,859   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        2,061,859
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,061,859)                                                                     2,061,859
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $56,931,864)*                                                                  100.00%                 $    53,914,847
OTHER ASSETS AND LIABILITIES, NET                                                      0.00                           (2,514)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $    53,912,333
                                                                                     ------                  ---------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $2,061,859.

* Cost for federal income tax purposes is $57,642,896 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 2,736,118
Gross unrealized depreciation                 (6,464,167)
                                             -----------
Net unrealized appreciation (depreciation)   $(3,728,049)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 129


Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 96.49%
BELGIUM: 2.81%
      16,847   DELHAIZE GROUP (FOOD STORES)                                                                  $     1,092,513
      60,591   INBEV NA (FOOD & KINDRED PRODUCTS)                                                                  1,670,002
                                                                                                                   2,762,515
                                                                                                             ---------------
BERMUDA: 0.31%
       9,088   COVIDIEN LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                     302,085
                                                                                                             ---------------
BRAZIL: 2.74%
      52,545   PETROLEO BRASILEIRO CLASS A SA ADR (OIL COMPANIES)                                                  1,287,353
     115,318   REDECARD SA (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                   1,397,387
                                                                                                                   2,684,740
                                                                                                             ---------------
CANADA: 2.49%
      82,570   CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                          2,446,549
                                                                                                             ---------------
CHINA: 4.63%
   2,901,029   CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                1,646,908
     725,000   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                           2,404,007
      85,600   GUANGZHOU R&F PROPERTIES COMPANY LIMITED (REAL ESTATE)                                                 99,399
      65,500   PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED
                  (INSURANCE CARRIERS)                                                                               390,857
                                                                                                                   4,541,171
                                                                                                             ---------------
FINLAND: 1.60%
      82,483   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                      1,572,576
                                                                                                             ---------------
FRANCE: 14.01%
       1,476   ACCOR SA (METAL MINING)                                                                                51,408
      23,293   ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                              1,206,475
      18,660   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                              771,519
      58,440   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                              2,090,165
      25,417   CARREFOUR SA (FOOD STORES)                                                                            992,812
      85,077   FRANCE TELECOM SA (COMMUNICATIONS)                                                                  1,938,526
      35,535   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                             2,232,652
       8,499   TECHNIP SA (OIL & GAS EXTRACTION)                                                                     300,475
       3,846   UNIBAIL (REAL ESTATE)                                                                                 544,859
      97,532   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                  CONTRACTS)                                                                                       3,622,447
                                                                                                                  13,751,338
                                                                                                             ---------------
GERMANY: 13.81%
      11,630   ALLIANZ AG (INSURANCE CARRIERS)                                                                       977,472
      73,215   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                 3,501,853
      79,154   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                               2,006,534
      16,889   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                            181,979
      28,921   FRAPORT AG (TRANSPORTATION SERVICES)                                                                  931,027
      38,349   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                        2,607,653
      11,084   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG
                  (INSURANCE CARRIERS)                                                                             1,351,869
      24,050   WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                      1,998,016
                                                                                                                  13,556,403
                                                                                                             ---------------
HONG KONG: 5.14%
     324,654   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                   626,638
     393,600   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG)
                  LIMITED (MOTOR FREIGHT
               TRANSPORTATION & WAREHOUSING)                                                                         905,972
   1,116,913   CHINA RESOURCES LAND (HONG KONG) LIMITED (REAL ESTATE)                                              1,729,280
     102,208   HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                   501,110
     172,000   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                 403,891

                  130 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
HONG KONG (continued)
     474,129   NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                      $       638,648
      26,624   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                         238,395
                                                                                                                   5,043,934
                                                                                                             ---------------
INDIA: 1.17%
      15,043   HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                           418,719
      17,677   ICICI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                          115,954
      46,527   ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                                      618,344
                                                                                                                   1,153,017
                                                                                                             ---------------
ITALY: 0.99%
     354,288   INTESA SANPAOLO SPA (DEPOSITORY INSTITUTIONS)                                                         975,543
                                                                                                             ---------------
JAPAN: 9.42%
      30,300   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              863,222
      74,200   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                        1,463,236
       1,125   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                       2,976,587
     105,233   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY
                  INSTITUTIONS)                                                                                      506,045
     226,821   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                         430,796
     121,950   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                 2,006,936
      31,800   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIONS)                                                                                        1,002,334
                                                                                                                   9,249,156
                                                                                                             ---------------
LUXEMBOURG: 0.24%
       5,620   RTL GROUP SA (COMMUNICATIONS)                                                                         231,469
                                                                                                             ---------------
NETHERLANDS: 4.22%
     233,453   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                   4,140,722
                                                                                                             ---------------
RUSSIA: 2.19%
     144,380   GAZPROM ADR (OIL & GAS EXTRACTION)                                                                  2,151,262
                                                                                                             ---------------
SOUTH KOREA: 1.24%
      11,153   NHN CORPORATION (BUSINESS SERVICES)+                                                                1,217,497
                                                                                                             ---------------
SPAIN: 5.86%
      45,904   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                          1,790,004
     198,448   TELEFONICA SA (COMMUNICATIONS)                                                                      3,960,154
                                                                                                                   5,750,158
                                                                                                             ---------------
SWITZERLAND: 9.33%
      48,989   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                              1,746,441
     123,553   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                 4,176,684
       4,910   ROCHE HOLDINGS AG BEARER SHARES (MEDICAL PRODUCTS)                                                    700,504
      18,455   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                    2,532,435
                                                                                                                   9,156,064
                                                                                                             ---------------
TAIWAN: 1.29%
     141,326   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC
                  & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                              1,264,868
                                                                                                             ---------------
UNITED KINGDOM: 10.47%
     237,242   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                               1,793,936
     485,414   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                  MOBILE HOME DEALERS)                                                                             1,042,651
     361,007   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                           2,773,830
      57,930   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                      359,081
     399,442   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                 1,910,839

                   Wells Fargo Advantage Master Portfolios 131


Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
UNITED KINGDOM (continued)
       5,159   UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                        $        97,563
     625,590   WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                         2,293,429
                                                                                                                  10,271,329
                                                                                                             ---------------
USA: 2.53%
      45,183   PHILIP MORRIS INTERNATIONAL (TOBACCO PRODUCTS)                                                      1,607,611
      21,473   SCHLUMBERGER LIMITED (OIL & GAS EXTRACTION)                                                           872,234
                                                                                                                   2,479,845
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $131,076,215)                                                                           94,702,241
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 8.73%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 8.73%
   8,494,090   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                                           8,494,090
      57,600   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B                                              46,080
      34,066   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES C                                              30,145
                                                                                                                   8,570,315
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,585,756)                                                          8,570,315
                                                                                                             ---------------
SHORT-TERM INVESTMENTS: 2.99%
   2,929,321   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        2,929,321

TOTAL SHORT-TERM INVESTMENTS (COST $2,929,321)                                                                     2,929,321
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $142,591,292)*                                                                  108.21%                $   106,201,877
OTHER ASSETS AND LIABILITIES, NET                                                      (8.21)                     (8,059,235)
                                                                                      ------                 ---------------
TOTAL NET ASSETS                                                                      100.00%                $    98,142,642
                                                                                      ------                 ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $2,929,321.

* Cost for federal income tax purposes is $143,538,766 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  1,088,898
Gross unrealized depreciation                 (38,344,234)
                                             ------------
Net unrealized appreciation (depreciation)   $(37,255,336)

The accompanying notes are an integral part of these financial statements.

                  132 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 96.43%
AUSTRALIA: 6.68%
       3,440   AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                        $        35,784
      12,135   ALUMINA LIMITED (METAL MINING)                                                                         10,801
       6,753   AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                               20,896
      15,387   AMP LIMITED (INSURANCE CARRIERS)                                                                       50,287
       3,160   ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                            7,493
       1,406   ASX LIMITED (BUSINESS SERVICES)                                                                        28,695
      16,109   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY
                  INSTITUTIONS)                                                                                      176,422
       6,979   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                 16,500
       2,265   BENDIGO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         12,899
      26,189   BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
                  EXCEPT FUELS)                                                                                      581,099
       1,386   BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS
                  MADE FROM FABRICS & SIMILAR MATERIALS)                                                               8,192
       6,732   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                       12,030
       5,049   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                               12,674
      13,462   BRAMBLES LIMITED (BUSINESS SERVICES)                                                                   44,932
       1,184   CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                      7,336
      13,418   CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                  15,208
       4,275   COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                     25,773
         465   COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    16,199
      11,934   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                              288,201
       3,686   COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                              22,504
       3,813   CROWN LIMITED (CASINO & GAMING)                                                                        16,836
       4,748   CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                             107,267
      10,818   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                  9,027
      26,541   DB RREEF TRUST (REAL ESTATE)                                                                           13,842
      18,046   FAIRFAX MEDIA LIMITED (COMMUNICATIONS)<<                                                               12,737
      10,514   FORTESCUE METALS GROUP LIMITED (METAL MINING)+                                                         18,643
      14,908   FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                       52,454
      11,290   GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                      8,204
      34,125   GPT GROUP (REAL ESTATE)                                                                                10,322
       4,224   HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                             7,549
      13,077   INCITEC PIVOT LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                    19,277
      14,573   INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                 35,467
       3,720   JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                    10,864
       1,241   LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL
                  CONTRACTORS & OPERATIVE BUILDERS)                                                                   16,655
       3,177   LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                           14,337
       2,337   LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                          13,130
      16,677   MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                                    1,971
       6,299   MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                                7,950
      16,480   MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                    3,724
       2,193   MACQUARIE GROUP LIMITED (DEPOSITORY INSTITUTIONS)<<                                                    41,249
      20,203   MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                    20,651
       5,969   METCASH LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                        16,851
      13,630   MIRVAC GROUP (REAL ESTATE)                                                                              8,056
      14,730   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                             205,875
       3,751   NEWCREST MINING LIMITED (METAL MINING)                                                                 85,369
       1,156   NUFARM LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                            9,083
       6,886   ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                            10,773
       2,752   ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 28,299
       6,836   ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                           70,351
      26,224   OZ MINERALS LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
                  EXCEPT FUELS)(a)                                                                                     8,570

                  Wells Fargo Advantage Master Portfolios 133


Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
AUSTRALIA (continued)
         294   PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                      $         5,507
       8,258   QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                 10,020
       7,699   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                      103,162
       2,217   RIO TINTO LIMITED (METAL MINING)                                                                       87,208
       4,712   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                  55,209
       1,300   SIMS GROUP LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                          15,186
       3,010   SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                             23,170
       8,488   SP AUSNET (ELECTRIC, GAS & SANITARY SERVICES)                                                           5,371
      11,957   STOCKLAND (REAL ESTATE)                                                                                25,691
       8,896   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                       37,115
       4,551   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                             20,570
       9,046   TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                                 17,424
      34,648   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                           77,337
       5,125   TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                        22,275
       9,438   TRANSURBAN GROUP (SOCIAL SERVICES)                                                                     30,649
       7,965   WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           104,394
       1,240   WESFARMERS LIMITED - PRICE PROTECTED SHARES (MISCELLANEOUS
                  MANUFACTURING INDUSTRIES)                                                                           16,376
      15,739   WESTFIELD GROUP (PROPERTIES)                                                                          109,441
      21,807   WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                 289,477
       3,851   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                     102,024
       9,645   WOOLWORTHS LIMITED (FOOD STORES)                                                                      167,734
       1,225   WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                              15,333
                                                                                                                   3,619,981
                                                                                                             ---------------
AUSTRIA: 0.34%
       1,562   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY
                  INSTITUTIONS)<<                                                                                     26,460
       1,280   OMV AG (OIL & GAS EXTRACTION)                                                                          42,855
         492   RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY
                  INSTITUTIONS)<<                                                                                     13,864
         407   STRABAG SE (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                                            7,998
       2,677   TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                    40,546
         633   VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG
                  (ELECTRIC, GAS & SANITARY SERVICES)<<                                                               24,044
         897   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                                           11,739
         310   WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                      8,909
         715   WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                  MOBILE HOME DEALERS)                                                                                 5,633
                                                                                                                     182,048
                                                                                                             ---------------
BELGIUM: 0.91%
       2,600   ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)+                                                         10
       1,311   BELGACOM SA (COMMUNICATIONS)                                                                           41,106
         129   COLRUYT SA (FOOD STORES)                                                                               29,596
         306   COMPAGNIE NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT
                  OFFICES)                                                                                            14,205
         778   DELHAIZE GROUP (FOOD STORES)                                                                           50,453
       4,392   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                     15,172
      17,333   FORTIS (DEPOSITORY INSTITUTIONS)                                                                       31,849
       9,100   FORTIS - STRIP WHEN PRESENTED (DEPOSITORY INSTITUTIONS)+                                                   12
         626   GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS
                  FINANCIAL SERVICES)                                                                                 42,550
       5,673   INBEV NA (FOOD & KINDRED PRODUCTS)                                                                    156,359
       1,369   KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                               22,172
         260   MOBISTAR SA (COMMUNICATIONS)                                                                           16,426
         475   SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                33,290
         782   UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                   23,055
       1,019   UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                     18,825
                                                                                                                     495,080
                                                                                                             ---------------

                  134 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
BERMUDA: 0.00%
          50   INDEPENDENT TANKERS CORPORATION LIMITED (WATER TRANSPORTATION)+                               $            22
                                                                                                             ---------------
DENMARK: 0.80%
           9   A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN
                  HIGHWAY PASS TRANSPORTATION)                                                                        39,491
         512   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                21,005
         182   COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    11,200
         438   DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                  13,106
       3,528   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                              29,702
       1,650   DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                   12,096
         423   FLSMIDTH & COMPANY A/S (BUILDING MATERIALS, HARDWARE, GARDEN
                  SUPPLY & MOBILE HOME DEALERS)                                                                       10,752
         436   JYSKE BANK (BUSINESS SERVICES)                                                                          9,954
       3,502   NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                167,718
         356   NOVOZYMES A/S CLASS B (HEALTH SERVICES)                                                                25,717
         133   TOPDANMARK A/S (INSURANCE CARRIERS)                                                                    13,095
         233   TRYGVESTA A/S (WHOLESALE TRADE-DURABLE GOODS)                                                          11,782
       1,348   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       59,149
         220   WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                        8,849
                                                                                                                     433,616
                                                                                                             ---------------
FINLAND: 1.22%
       1,107   ELISA OYJ (COMMUNICATIONS)                                                                             16,164
       3,442   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                         65,623
         538   KESKO OYJ (FOOD STORES)                                                                                11,172
       1,259   KONE OYJ (BUSINESS SERVICES)                                                                           26,094
       1,057   METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)<<                                                                                        12,499
       1,130   NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)                                                           15,040
      29,676   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                         350,117
         900   NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                          10,570
       1,000   OKO BANK (DEPOSITORY INSTITUTIONS)                                                                      5,899
       1,353   ORIOLA-KD OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                     3,056
         776   ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    11,238
       1,038   OUTOKUMPU OYJ (METAL MINING)                                                                           11,253
         600   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                              9,614
       3,320   SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                         49,050
         720   SANOMAWSOY OYJ (MULTI MEDIA)<<                                                                          9,202
       4,560   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                               16,176
       4,034   UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)<<                                                            23,314
         689   WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  14,535
                                                                                                                     660,616
                                                                                                             ---------------
FRANCE: 9.90%
       1,480   ACCOR SA (METAL MINING)                                                                                51,547
         235   AEROPORTS DE PARIS (TRANSPORTATION BY AIR)                                                             12,489
       1,190   AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                 10,593
       1,953   AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                             158,908
      17,984   ALCATEL SA (COMMUNICATIONS)                                                                            33,881
       1,682   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        87,120
         577   ATOS ORIGIN (BUSINESS SERVICES)+                                                                       14,818
      12,082   AXA SA (INSURANCE CARRIERS)                                                                           145,272
         112   BIOMERIEUX (HEALTH SERVICES)                                                                            8,756
       6,406   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                              264,863
       1,861   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                 66,561
         322   BUREAU VERITAS SA (ENVIRONMENTAL CONTROL)                                                              12,193
       1,113   CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                          35,815
       4,997   CARREFOUR SA (FOOD STORES)                                                                            195,188

                   Wells Fargo Advantage Master Portfolios 135


Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
FRANCE (continued)
         339   CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                    $        22,078
         425   CHRISTIAN DIOR SA (CHEMICALS & ALLIED PRODUCTS)                                                        23,306
         316   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                   19,942
       2,862   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                     80,308
       1,111   COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS (MEASURING, ANALYZING
                  & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                        12,913
       1,125   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER &
                  MISCELLANEOUS PLASTICS PRODUCTS)                                                                    41,746
       6,910   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                           76,310
         502   DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                 19,515
         295   EIFFAGE SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                                           13,730
       1,555   ELECTRICITE DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)                                           61,019
          41   ERAMET (METAL MINING)                                                                                   9,019
       1,563   ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE (MEASURING,
                  ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                  & OPTICAL)                                                                                          60,429
         202   EURAZEO SA (HOLDING & OTHER INVESTMENT OFFICES)                                                         5,424
         686   EUTELSAT COMMUNICATIONS (COMMUNICATIONS)+                                                              14,583
      14,281   FRANCE TELECOM SA (COMMUNICATIONS)                                                                    325,400
       8,552   GAZ DE FRANCE (GAS DISTRIBUTION)                                                                      293,721
       1,715   GAZ DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)+                                                       2
         128   GECINA SA (REAL ESTATE)                                                                                 4,911
       3,440   GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                               167,551
         430   HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE
                  FROM FABRICS & SIMILAR MATERIALS)                                                                   50,023
         170   ICADE (REAL ESTATE)                                                                                    12,041
         135   ILIAD SA (BUSINESS SERVICES)                                                                           12,591
         253   IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      9,262
         205   IPSEN (CHEMICALS & ALLIED PRODUCTS)                                                                     7,896
         580   JCDECAUX SA (BUSINESS SERVICES)                                                                         6,565
         703   KLEPIERRE (REAL ESTATE)                                                                                12,371
       1,898   L'OREAL SA (APPAREL & ACCESSORY STORES)                                                               130,624
         984   LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    44,306
         916   LAGARDERE SCA (COMMUNICATIONS)                                                                         25,721
         763   LEGRAND SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                          13,265
       1,929   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                               121,198
         502   M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                8,197
       8,342   NATIXIS (DEPOSITORY INSTITUTIONS)                                                                      14,175
         243   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    18,856
           1   NYSE EURONEXT (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
                  & SERVICES)                                                                                             18
       1,004   PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               8,493
       1,278   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                71,249
       1,187   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                            22,457
         589   PPR SA (APPAREL & ACCESSORY STORES)                                                                    37,781
       1,043   PUBLICIS GROUPE (COMMUNICATIONS)                                                                       26,772
       1,486   RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                  30,572
       1,539   SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                  14,333
       8,209   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                       462,218
       1,754   SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             116,775
       1,437   SCOR REGROUPE (INSURANCE CARRIERS)                                                                     29,583
         211   SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                        10,371
         197   SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)                                      12,561
       3,671   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                            143,880
         975   SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                         7,644
         733   SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                          33,428
       2,159   SUEZ ENVIRONNEMENT SA (ELECTRIC, GAS & SANITARY SERVICES)                                              31,768
         850   TECHNIP SA (OIL & GAS EXTRACTION)                                                                      30,051
         733   THALES SA (TRANSPORTATION BY AIR)                                                                      27,794

                  136 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
FRANCE (continued)
      16,592   TOTAL SA (OIL & GAS EXTRACTION)                                                               $       825,004
          56   TOTAL SA CLASS B (OIL & GAS EXTRACTION)                                                                 2,784
         646   UNIBAIL (REAL ESTATE)                                                                                  91,518
         577   VALEO SA (TRANSPORTATION EQUIPMENT)                                                                     8,436
         411   VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                               38,120
       2,928   VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                               61,153
       3,320   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                  CONTRACTS)                                                                                         123,308
       9,128   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                 241,640
         219   WENDEL INVESTISSEMENT (HOLDING & OTHER INVESTMENT OFFICES)                                              5,790
         340   ZODIAC SA (TRANSPORTATION BY AIR)                                                                       8,623
                                                                                                                   5,361,126
                                                                                                             ---------------
GERMANY: 7.66%
           4   A.P. MOLLER-MAERSK A/S (WATER TRANSPORTATION)                                                          17,337
       1,538   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                         51,207
       3,535   ALLIANZ SE (INSURANCE CARRIERS)                                                                       297,108
       7,204   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                 218,129
       5,960   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                   285,065
       2,569   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE
                  SERVICE STATIONS)                                                                                   74,373
         684   BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                             30,707
         725   CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                             13,370
       5,805   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                               31,004
       6,774   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                 171,719
       4,271   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)<<                                                          171,936
       1,513   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                               91,222
       1,881   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                          20,418
       6,566   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                             70,743
         748   DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                         11,876
      22,106   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                  274,611
      14,834   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                           412,105
         290   FRAPORT AG (TRANSPORTATION SERVICES)                                                                    9,336
         645   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    29,616
       1,481   FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                            57,574
         241   FRESENIUS SE (HEALTH SERVICES)                                                                          9,142
       1,282   GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                      13,677
         202   HAMBURGER HAFEN UND LOGISTIK AG (TRANSPORTATION SERVICES)                                               4,992
         478   HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                     15,242
         220   HEIDELBERGCEMENT AG (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            7,211
       1,008   HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                                              25,445
       1,382   HENKEL KGAA VORZUG (CHEMICALS & ALLIED PRODUCTS)                                                       37,604
         358   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                 13,560
       1,152   K+S AG (CHEMICALS & ALLIED PRODUCTS)                                                                   53,462
       1,062   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                           72,214
         820   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        35,734
         501   MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                               44,304
         880   METRO AG (FOOD STORES)                                                                                 29,054
       1,611   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                    196,487
         679   PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                  31,917
          52   PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                               7,895
         516   Q-CELLS AG (ELECTRIC, GAS & SANITARY SERVICES)<<+                                                      10,064
       3,473   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            243,678
         321   SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                              17,946
       6,696   SAP AG (BUSINESS SERVICES)                                                                            237,354
       6,777   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                        387,260
         714   SOLARWORLD AG (ENERGY)                                                                                 14,628

                  Wells Fargo Advantage Master Portfolios 137


Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
GERMANY (continued)
         538   SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                       $        10,372
       2,794   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                             48,889
       1,748   TUI AG (TRANSPORTATION BY AIR)                                                                          9,336
         997   UNITED INTERNET AG (COMMUNICATIONS)                                                                     8,332
         690   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                              212,041
         124   WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                         10,302
                                                                                                                   4,147,598
                                                                                                             ---------------
GREECE: 0.48%
       3,119   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                20,637
       1,395   COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                       20,017
       2,693   EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                     15,528
         920   HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                            8,764
       2,090   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                           31,211
       4,638   MARFIN INVESTMENT GROUP SA (HOLDING & OTHER INVESTMENT OFFICES)                                        16,761
       3,854   NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                   58,418
       1,730   OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                              45,556
       2,442   PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                              16,222
         850   PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                        15,359
         490   TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       10,416
                                                                                                                     258,889
                                                                                                             ---------------
HONG KONG: 2.30%
       1,500   ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                               5,254
      12,281   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                    23,705
      30,500   BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                               31,206
      11,000   CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                 10,928
      11,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                             94,735
       4,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION
                  OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                                         15,999
       8,098   CHINESE ESTATES HOLDINGS LIMITED (REAL ESTATE)                                                          9,821
      16,000   CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                              109,927
       8,500   ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                            43,319
      17,000   FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS
                  MANUFACTURING INDUSTRIES)+                                                                           7,194
      20,000   GENTING INTERNATIONAL PLC (REAL ESTATE)<<                                                               6,904
       7,000   HANG LUNG GROUP LIMITED (REAL ESTATE)                                                                  21,314
      17,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                             39,919
       5,900   HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                       59,414
       8,000   HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                               30,449
      31,220   HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                           49,223
         400   HONG KONG AIRCRAFT ENGINEERING (ENGINEERING, ACCOUNTING, RESEARCH
                  MANAGEMENT & RELATED SERVICES)                                                                       3,442
       8,000   HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                             75,555
      11,000   HONGKONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS &
                  SANITARY SERVICES)                                                                                  65,285
         500   HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED (HEAVY CONSTRUCTION OTHER
                  THAN BUILDING CONSTRUCTION CONTRACTS)                                                                  282
       5,000   HOPEWELL HOLDINGS (REAL ESTATE)                                                                        13,128
      14,000   HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED
                  (TELECOMMUNICATIONS)+                                                                                4,371
      17,000   HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                             83,348
       5,504   HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                         9,303
       5,476   KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                 13,212
       4,000   KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                              8,206
      18,200   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                  42,737
       6,000   LIFESTYLE INTERNATIONAL HOLDINGS LIMITED (GENERAL MERCHANDISE
                  STORES)                                                                                              4,800
      17,406   LINK REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                      34,405
      16,000   MONGOLIA ENERGY COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC
                  MINERALS, EXCEPT FUELS)                                                                              4,624
      11,685   MTR CORPORATION (RAILROAD TRANSPORTATION)                                                              28,102
      19,088   NEW WORLD DEVELOPMENT COMPANY LIMITED (BUILDING
                  CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                              19,037

                   138 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
HONG KONG (continued)
      12,800   NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  $        10,015
       6,234   NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                8,397
       2,200   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                            5,478
      13,000   PACIFIC BASIN SHIPPING LIMITED (WATER TRANSPORTATION)                                                   5,921
      32,000   PCCW LIMITED (COMMUNICATIONS)                                                                          16,432
      10,000   SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER
                  LODGE PLACES)                                                                                       11,354
      13,745   SINO LAND COMPANY (REAL ESTATE)                                                                        13,744
      11,000   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                          98,496
       6,500   SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                              43,358
       2,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                         6,387
      10,625   WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                             26,375
       7,000   WHEELOCK & COMPANY (REAL ESTATE)                                                                       11,777
       1,500   WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        7,190
       5,500   YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                      12,532

                                                                                                                   1,246,604
                                                                                                             ---------------
IRELAND: 0.37%
       6,409   ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY INSTITUTIONS)(a)                                               0
       4,191   CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       90,305
       3,683   ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                    25,836
       7,947   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                             49,801
       1,101   KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                              22,308
         480   RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                      11,093

                                                                                                                     199,343
                                                                                                             ---------------
ITALY: 3.26%
         777   ACEA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                            9,291
      10,678   AEM SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                            16,216
       3,477   ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                        19,610
       8,329   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                       142,754
       2,066   ATLANTIA SPA (SOCIAL SERVICES)                                                                         31,237
         776   AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                4,475
       6,191   BANCA CARIGE SPA (DEPOSITORY INSTITUTIONS)                                                             20,317
      20,675   BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                          28,623
       3,398   BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                               16,930
       5,135   BANCO POPOLARE SPA (DEPOSITORY INSTITUTIONS)+                                                          23,605
       1,307   BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                5,748
      34,103   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                          163,680
      20,316   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     394,622
         664   EXOR SPA (HOLDING & OTHER INVESTMENT OFFICES)                                                           6,694
       5,508   FIAT SPA (TRANSPORTATION EQUIPMENT)<<                                                                  38,566
       3,142   FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                               39,113
         563   FONDIARIA SAI SPA (INSURANCE-MULTI LINE)                                                                6,582
      60,660   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                             167,029
       7,548   INTESA SANPAOLO RNC (DEPOSITORY INSTITUTIONS)                                                          14,210
         820   ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                8,302
         506   ITALCEMENTI SPA RNC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            2,669
         550   LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)                                                       9,046
       1,183   LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       18,374
       5,957   MEDIASET SPA (COMMUNICATIONS)                                                                          26,573
       3,818   MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                               32,414
       2,004   MEDIOLANUM SPA (INSURANCE CARRIERS)                                                                     6,923
      13,018   PARMALAT SPA (FOOD & KINDRED PRODUCTS)                                                                 26,826
      23,782   PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)                                                        5,555
         856   PRYSMIAN SPA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                               8,530

                   Wells Fargo Advantage Master Portfolios 139


Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
ITALY (continued)
       2,054   SAIPEM SPA (OIL & GAS EXTRACTION)                                                             $        36,568
       2,760   SARAS SPA (OIL & GAS EXTRACTION)                                                                        7,231
       6,072   SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                               32,592
      46,756   TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                47,615
      79,040   TELECOM ITALIA SPA (COMMUNICATIONS)                                                                   101,967
       9,861   TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                          30,723
      92,177   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)<<                                                   152,104
       4,711   UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                               51,919
       7,366   UNIPOL PREFERRED (INSURANCE COMPANIES)                                                                  4,365
       5,279   UNIPOL SPA (INSURANCE CARRIERS)                                                                         4,678

                                                                                                                   1,764,276
                                                                                                             ---------------
JAPAN: 23.48%
       3,000   77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              14,760
         200   ABC-MART INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                                   3,823
         420   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                            11,796
       1,200   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              17,712
       5,000   AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                            32,530
         700   AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT
                  INSTITUTIONS)                                                                                        6,322
         500   AEON MALL COMPANY LIMITED (REAL ESTATE)                                                                 6,339
       4,000   AIOI INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                    15,356
       1,600   AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 24,990
       5,000   AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                               35,106
         200   ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                        7,233
       5,000   ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                             19,498
       1,500   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                   5,107
       3,000   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                 15,699
       5,000   AOZORA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           5,455
       3,000   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                      35,642
       8,000   ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
                  SUPPLY & MOBILE HOME DEALERS)                                                                       41,946
       9,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                  32,278
       1,000   ASICS CORPORATION (FOOTWEAR)                                                                            6,850
       3,700   ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                            112,886
       2,000   BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                        16,811
      10,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                     42,229
         600   BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                             21,943
       4,800   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIONS)                                                                                           68,326
       1,900   BROTHER INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  13,878
       8,300   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             236,460
         600   CANON MARKETING JAPAN INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                      8,401
       1,900   CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
                  & COMPUTER EQUIPMENT)                                                                               13,302
          12   CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                67,162
       6,000   CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           29,398
       5,200   CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS &
                  SANITARY SERVICES)                                                                                 113,997
       1,700   CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED
                  PRODUCTS)                                                                                           28,509
           7   CITIGROUP INCORPORATED (DEPOSITORY INSTITUTIONS)+                                                          18
       2,800   CITIZEN HOLDINGS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                          11,315
         500   COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                          7,961
       4,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                       12,042
       1,300   CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                   12,542
       5,000   DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED
                  INDUSTRIES)                                                                                         45,411
       2,000   DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        7,132
       3,000   DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                   7,365
       1,000   DAIHATSU MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                               7,769
       5,300   DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           88,240

                   140 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
JAPAN (continued)
       2,000   DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
                  SUPPLY & MOBILE HOME DEALERS)                                                              $        54,150
       5,000   DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED
                  PRODUCTS)                                                                                            7,274
       1,000   DAINIPPON SUMITOMO PHARMA COMPANY LIMITED (CHEMICALS & ALLIED
                  PRODUCTS)                                                                                            8,264
         600   DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                 20,003
       4,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING
                  CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                              32,005
      10,000   DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT
                  OFFICES)                                                                                            43,239
           2   DENA COMPANY LIMITED (BUSINESS SERVICES)                                                                6,486
       4,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                       7,153
       3,800   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                           74,937
       1,500   DENTSU INCORPORATED (BUSINESS SERVICES)                                                                22,670
       2,000   DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC
                  MINERALS, EXCEPT FUELS)(a)                                                                           7,415
       2,700   EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                139,930
       2,000   EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                    58,191
       1,080   ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS &
                  SANITARY SERVICES)                                                                                  31,859
         900   ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)+                                                                                 6,183
         500   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                15,154
       1,500   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             100,470
         400   FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                            45,138
       4,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS,
                  HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                                                       4,688
       5,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                 16,265
           4   FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                   4,453
       3,800   FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       81,578
      15,000   FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                          55,311
       6,000   FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                         18,124
       5,000   FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING &
                  CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                           14,043
           7   GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED
                  INDUSTRIES)                                                                                             29
       3,000   GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           16,063
         200   HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                                   8,527
       9,800   HANKYU HANSHIN HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                                         44,255
      11,500   HASEKO CORPORATION (RESIDENTIAL)                                                                        5,344
         200   HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                                      3,728
       2,000   HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                          4,344
         200   HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  19,114
         500   HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED (CHEMICALS & ALLIED
                  PRODUCTS)                                                                                           15,356
         900   HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         10,711
         900   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL &
                  COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                                          11,538
         600   HITACHI HIGH-TECHNOLOGIES CORPORATION (MACHINERY)                                                       8,383
      26,000   HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                          69,869
       1,000   HITACHI METALS LIMITED (PRIMARY METAL INDUSTRIES)                                                       6,961
       1,500   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER
                  ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                       30,005
      10,000   HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                        18,084
       1,400   HOKURIKU ELECTRIC POWER COMPANY (ELECTRIC, GAS & SANITARY
                  SERVICES)                                                                                           33,520
      12,900   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                301,697
       3,200   HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    62,393
       1,100   IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              26,282
         200   IDEMITSU KOSAN COMPANY LIMITED (OIL & GAS EXTRACTION)                                                  14,911
           6   INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                    41,400
       2,760   ISETAN MITSUKOSHI HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                                              21,107
      11,000   ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED
                  (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                            12,446
      11,000   ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                        13,224
         500   ITO EN LIMITED (EATING & DRINKING PLACES)                                                               6,087
      12,000   ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                 57,948
         200   ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL
                  MACHINERY & COMPUTER EQUIPMENT)                                                                      4,112
       3,800   J FRONT RETAILING COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                      13,052

                   Wells Fargo Advantage Master Portfolios 141


Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
JAPAN (continued)
         300   JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                    $         5,289
       7,000   JAPAN AIRLINES CORPORATION (TRANSPORTATION BY AIR)                                                     14,144
         200   JAPAN PETROLEUM EXPLORATION COMPANY (OIL & GAS EXTRACTION)                                              8,021
           5   JAPAN PRIME REALTY INVESTMENT CORPORATION (REAL ESTATE INVESTMENT
                  TRUSTS (REITS))                                                                                      9,183
           3   JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE INVESTMENT
                  TRUSTS (REITS))                                                                                     22,913
           3   JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE INVESTMENT
                  TRUSTS (REITS))                                                                                     11,396
       3,000   JAPAN STEEL WORKS (MACHINERY)                                                                          28,035
          35   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                          92,605
       4,100   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                   88,847
       2,000   JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                 22,549
       5,000   JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            22,933
       1,500   JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          17,351
       1,600   JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                                           11,056
          21   JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)                                            13,960
       7,000   KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                 17,114
       2,000   KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                     13,234
       2,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        9,779
       6,000   KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS &
                  SANITARY SERVICES)                                                                                 129,717
       2,000   KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             11,052
       4,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          77,547
      12,000   KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING
                  INDUSTRIES)                                                                                         23,761
       5,000   KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                   15,406
          23   KDDI CORPORATION (COMMUNICATIONS)                                                                     107,350
       3,000   KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD
                  TRANSPORTATION)                                                                                     21,579
       5,000   KEIO CORPORATION (RAILROAD TRANSPORTATION)                                                             28,287
       2,000   KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                       9,961
         330   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              61,676
       1,000   KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                          8,304
       1,000   KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                  8,082
      13,000   KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                         53,847
       6,000   KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                63,161
      22,000   KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                                           28,004
       7,000   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                          75,668
         800   KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                          11,945
       3,500   KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING &
                  CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                           29,631
       9,000   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                          48,644
       2,500   KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                        21,089
         900   KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL
                  QUALITY & HOUSING PROGRAMS)                                                                         17,212
       1,300   KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              85,104
       2,000   KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        16,710
       3,000   KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS &
                  SANITARY SERVICES)                                                                                  66,980
         500   LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                       20,609
       1,100   LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                  6,468
         200   MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                   8,062
       1,000   MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              22,226
      13,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                                               40,057
       2,000   MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                     10,567
         300   MARUICHI STEEL TUBE LIMITED (PRIMARY METAL INDUSTRIES)                                                  6,395
       1,000   MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS &
                  SERVICE)                                                                                             6,486
      14,500   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE,
                  FURNISHINGS & EQUIPMENT STORES)                                                                    156,594
       3,000   MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE,
                  GARDEN SUPPLY & MOBILE HOME DEALERS)                                                                21,700
       8,000   MAZDA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                     13,255
       1,200   MEDICEO PALTAC HOLDINGS COMPANY LIMITED (WHOLESALE TRADE
                  NON-DURABLE GOODS)                                                                                  12,741
       2,000   MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)(a)                                                  7,917
       5,400   MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                     130,656
       3,000   MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              10,850

                   142 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
JAPAN (continued)
      10,000   MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED
                  PRODUCTS)                                                                                  $        33,945
      10,700   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                            138,905
      15,000   MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY
                  & COMPUTER EQUIPMENT)                                                                               66,828
       9,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                       100,197
       3,000   MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED
                  PRODUCTS)                                                                                           12,729
      25,000   MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING
                  INDUSTRIES)                                                                                         75,264
       1,000   MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION &
                  WAREHOUSING)                                                                                         9,648
       9,000   MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF
                  NONMETALLIC MINERALS, EXCEPT FUELS)                                                                 24,095
      28,000   MITSUBISHI MOTORS CORPORATION (TRANSPORTATION EQUIPMENT)<<                                             35,359
       4,000   MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                7,638
      85,770   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY
                  INSTITUTIONS)                                                                                      412,452
         470   MITSUBISHI UFJ SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT
                  INSTITUTIONS)                                                                                        9,781
      14,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                              139,455
       5,000   MITSUI CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                            12,073
       6,000   MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION
                  EQUIPMENT)                                                                                           9,941
       7,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                           75,456
       5,000   MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                 8,183
       9,000   MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                     43,734
       3,000   MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED (INSURANCE
                  CARRIERS)                                                                                           68,950
       8,000   MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                           24,246
         700   MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                   9,971
      74,200   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)<<                                                       140,926
      12,000   MIZUHO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                       11,032
       1,700   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER
                  ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                       64,919
       1,600   NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION
                  SERVICES)                                                                                           15,889
      15,000   NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              40,006
         300   NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                   1,812
       2,000   NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              30,409
       1,000   NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                               8,415
       1,000   NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   3,566
         800   NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                      35,561
       3,000   NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    33,520
         800   NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                  & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                           229,934
           4   NIPPON BUILDING FUND INCORPORATED (REAL ESTATE INVESTMENT TRUSTS
                  (REITS))                                                                                            34,187
       3,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING
                  INDUSTRIES)                                                                                         20,791
       6,000   NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
                  WAREHOUSING)                                                                                        18,669
       1,000   NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                             10,355
       7,000   NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                             27,580
      10,000   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                          49,199
         700   NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                              16,902
       5,000   NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE,
                  GARDEN SUPPLY & MOBILE HOME DEALERS)                                                                12,224
      40,000   NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                   106,279
       4,100   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                             154,498
       9,000   NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                   34,278
       5,000   NIPPONKOA INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                               28,590
       6,000   NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                               12,850
       1,000   NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        8,294
      17,500   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE
                  SERVICE STATIONS)                                                                                   61,878
       1,000   NISSAY DOWA GENERAL INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                      3,799
       1,500   NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                            15,957
       6,000   NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT
                  MACHINERY & TRANSPORTATION EQUIPMENT)                                                               10,002
       1,000   NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                               9,375
         700   NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                         20,508
         300   NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT
                  STORES)                                                                                             16,730
       1,300   NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                  26,332

                   Wells Fargo Advantage Master Portfolios 143


Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
JAPAN (continued)
         900   NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                    $         7,610
      19,700   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS,
                  DEALERS, EXCHANGES & SERVICES)                                                                      98,515
         400   NOMURA REAL ESTATE HOLDINGS INCORPORATED (REAL ESTATE)                                                  6,001
           2   NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE INVESTMENT TRUSTS
                  (REITS))                                                                                            11,052
         900   NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL
                  MACHINERY & COMPUTER EQUIPMENT)                                                                     13,911
       3,000   NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                 11,426
       3,000   NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                                            8,395
          10   NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              26,994
         123   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                              166,137
           9   NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                         7,165
       5,000   OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                 24,145
          60   OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                           7,456
       5,000   ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                      38,592
       7,000   OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                    28,287
       2,000   OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                       31,924
       1,700   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              19,871
         800   ONO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       34,834
       1,000   ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED
                  PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                                                      6,486
         300   ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                 11,274
         400   ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                        25,378
         720   ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                23,058
      15,000   OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                          46,674
         100   OTSUKA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                           3,698
         500   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            7,789
          54   RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                  25,749
       4,000   RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)<<                                               52,937
       5,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              58,746
         800   ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              39,521
         400   SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                             17,255
         600   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED
                  PRODUCTS)                                                                                           16,609
      14,000   SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
                  & COMPUTER EQUIPMENT)                                                                               20,650
       2,500   SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                          6,971
       2,000   SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                     7,536
         136   SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                         14,016
       1,600   SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              58,676
       1,600   SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                     13,950
       1,100   SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              14,802
       3,000   SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL
                  CONTRACTORS & OPERATIVE BUILDERS)                                                                   14,851
       3,000   SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                 22,549
       6,420   SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                      140,094
           4   SEVEN BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           10,604
       8,000   SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                                                            62,717
       1,400   SHIKOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS &
                  SANITARY SERVICES)                                                                                  37,268
       2,000   SHIMADZU CORPORATION (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       12,709
         200   SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                 10,628
         500   SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT
                  STORES)                                                                                             14,977
       5,000   SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                 20,660
       3,200   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      154,205
         600   SHINKO ELECTRIC INDUSTRIES (ELECT COMPONENTS-SEMICONDUCTORS)                                            5,686
       4,000   SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS,
                  DEALERS, EXCHANGES & SERVICES)                                                                       7,718
      13,000   SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         13,002
       2,000   SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               34,025
       3,000   SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  43,491
       5,000   SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        44,653
      10,000   SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                           12,224
       1,500   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                           13,578

                   144 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
JAPAN (continued)
         400   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                 $        38,188
       5,900   SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                              74,864
      10,500   SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                        12,411
       7,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                35,712
       7,900   SONY CORPORATION (ELECTRONIC)                                                                         159,461
           7   SONY FINANCIAL HOLDINGS INCORPORATED (INSURANCE - LIFE)                                                18,599
         500   SQUARE ENIX COMPANY LIMITED (BUSINESS SERVICES)                                                         9,390
       1,200   STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL
                  MACHINERY & COMPUTER EQUIPMENT)                                                                     13,263
       1,000   SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              14,568
      12,000   SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        40,370
       8,800   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                               74,945
       5,800   SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING &
                  CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                           48,106
       5,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL
                  MACHINERY & COMPUTER EQUIPMENT)                                                                     16,417
      30,000   SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS,
                  EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                                                        59,706
       4,000   SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF
                  NONMETALLIC MINERALS, EXCEPT FUELS)                                                                 38,026
       5,200   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY
                  INSTITUTIONS)                                                                                      179,138
       3,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                            32,823
       1,500   SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                           9,941
         100   SUMITOMO TITANIUM (NON-FERROUS METALS)                                                                  2,576
      11,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                     41,451
       2,000   SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                          16,366
         600   SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       15,608
       2,700   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                    44,434
       1,600   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                         38,066
       7,000   TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE
                  PRODUCTS)                                                                                           10,183
       8,000   TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                 15,194
       1,000   TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING &
                  CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                           18,467
       2,000   TAIYO NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                           12,951
       2,000   TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                               11,416
       6,400   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED
                  PRODUCTS)                                                                                          219,831
         880   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                               4,098
       2,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           19,619
       1,000   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                          36,874
       7,000   TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                 15,063
       1,300   TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       47,674
       1,000   THE CHUGOKU BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                     12,709
       2,200   THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS &
                  SANITARY SERVICES)                                                                                  47,563
       3,000   THE HACHIJUNI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   17,306
       4,000   THE HIROSHIMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   15,154
       2,000   THE IYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         20,104
       1,000   THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                          13,356
       6,000   TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                 30,247
       1,000   TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                           13,891
       4,000   TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                     18,265
       3,400   TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS &
                  SANITARY SERVICES)                                                                                  74,365
       2,000   TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     12,628
         300   TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                 3,922
       9,500   TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS &
                  SANITARY SERVICES)                                                                                 236,096
       1,300   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              47,805
      18,000   TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                          62,737
         900   TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                        8,938
       2,000   TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS &
                  SERVICE)                                                                                             5,112
       9,000   TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                            37,460
       4,000   TOKYU LAND CORPORATION (REAL ESTATE)                                                                   10,911
       2,000   TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                          19,457
       4,000   TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED
                  INDUSTRIES)                                                                                         27,034

                   Wells Fargo Advantage Master Portfolios 145


Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
JAPAN (continued)
      10,000   TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                         $        39,905
      24,000   TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                          61,585
       4,000   TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                         7,516
       2,100   TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING
                  INDUSTRIES)                                                                                         23,464
       2,000   TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                           9,941
       1,300   TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE
                  PRODUCTS)                                                                                           18,833
       1,000   TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                   20,458
         500   TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 7,491
         500   TOYOTA BOSHOKU CORPORATION (TRANSPORTATION EQUIPMENT)                                                   5,107
       1,400   TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                               29,631
      21,500   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIONS)                                                                                          677,678
       1,700   TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                          16,247
       1,000   TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                 27,984
         500   TSUMURA & COMPANY (CHEMICALS & ALLIED PRODUCTS)                                                        12,881
       8,000   UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                             14,386
         300   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                     18,185
       1,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                              7,759
       1,000   USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       13,982
         210   USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIONS)                                                                                            9,123
          13   WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                   40,976
         115   YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                            30,056
         800   YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                14,176
         670   YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS &
                  EQUIPMENT STORES)                                                                                   26,127
       2,000   YAMAGUCHI FINANCIAL GROUP (DEPOSITORY INSTITUTIONS)                                                    18,730
       1,400   YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT
                  STORES)                                                                                             13,535
       1,700   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                15,028
         300   YAMATO KOGYO COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                                 6,365
       3,000   YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                             28,095
       1,000   YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                              10,668
       2,000   YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                   8,587
       1,700   YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                   6,767
                                                                                                                  12,716,691
                                                                                                             ---------------
KAZAKHSTAN: 0.03%
       2,635   EURASIAN NATURAL RESOURCES CORPORATION (METAL MINING)                                                  17,061
                                                                                                             ---------------
LUXEMBOURG: 0.44%
       6,784   ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                   137,677
         548   MILLICOM INTERNATIONAL CELLULAR SA (COMMUNICATIONS)+                                                   20,602
       2,196   SES FDR (COMMUNICATIONS)                                                                               41,955
       3,798   TENARIS SA (PRIMARY METAL INDUSTRIES)                                                                  38,653
                                                                                                                     238,887
                                                                                                             ---------------
NETHERLANDS: 3.20%
      10,857   AEGON NV (INSURANCE CARRIERS)                                                                          42,178
       1,839   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                            69,622
       3,346   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                      59,353
         465   BOSKALIS WESTMINSTER (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                           9,347
         372   CORIO NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                       15,391
       2,529   EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY
                  AIR)<<                                                                                              29,434
         472   FUGRO NV (OIL FIELD SERVICES)                                                                          15,019
         855   HEINEKEN HOLDING NV (FOOD & KINDRED PRODUCTS)                                                          20,777
       1,901   HEINEKEN NV (EATING & DRINKING PLACES)                                                                 54,049
      15,327   ING GROEP NV (FINANCIAL SERVICES)                                                                      84,509
      13,744   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                           183,699

                   146 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
NETHERLANDS (continued)
       7,659   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER
                  ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                            $       112,748
       9,387   KONINKLIJKE AHOLD NV (FOOD STORES)                                                                    102,893
       1,056   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)<<                                                     27,801
       1,520   QIAGEN NV (HEALTH SERVICES)+                                                                           24,315
         807   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        13,702
       4,869   REED ELSEVIER NV (COMMUNICATIONS)                                                                      52,166
      20,581   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED
                  INDUSTRIES)                                                                                        462,934
       1,167   SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                                              15,551
       1,036   SNS REAAL (DEPOSITORY INSTITUTIONS)                                                                     3,653
       2,809   TNT NV (TRANSPORTATION SERVICES)                                                                       48,069
      12,712   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                 250,805
       2,116   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                           34,326
                                                                                                                   1,732,341
                                                                                                             ---------------
NEW ZEALAND: 0.10%
       7,762   AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE
                  CONTRACTORS)                                                                                         7,572
       2,518   CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                              8,217
       4,149   FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
                  SUPPLY & MOBILE HOME DEALERS)                                                                       14,202
       4,301   SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES,
                  CAMPS & OTHER LODGE PLACES)                                                                          6,895
      14,268   TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                                            18,559
                                                                                                                      55,445
                                                                                                             ---------------
NORWAY: 0.71%
       1,346   AKER KVAERNER ASA (ENGINEERING CONSTRUCTION)                                                            8,723
       5,814   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                  26,171
         450   FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                8,035
       5,627   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                 21,268
       6,433   ORKLA ASA (MISCELLANEOUS RETAIL)                                                                       44,226
       1,176   RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY
                  SERVICES)+                                                                                          10,202
       2,168   SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                             21,099
      10,103   STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                            178,746
       6,493   TELENOR ASA (COMMUNICATIONS)                                                                           37,198
       1,400   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                         30,676
                                                                                                                     386,344
                                                                                                             ---------------
PORTUGAL: 0.32%
       2,592   BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                  5,180
      18,212   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)<<                                               14,953
       1,982   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)<<                                                     7,714
       2,341   BRISA-AUTO ESTRADAS DE PORTUGAL SA (CONSTRUCTION)                                                      16,173
       2,170   CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE
                  PRODUCTS)<<                                                                                         10,800
      14,185   ENERGIAS DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              49,245
       1,504   GALP ENERGIA SGPS SA (OIL & GAS EXTRACTION)                                                            17,944
       1,835   JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                    9,040
       4,934   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                              38,218
       1,368   PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA
                  (COMMUNICATIONS)                                                                                     7,290
                                                                                                                     176,557
                                                                                                             ---------------
SINGAPORE: 1.12%
      11,000   ASCENDAS REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                   8,823
      21,000   CAPITALAND LIMITED (REAL ESTATE)                                                                       32,171
      17,670   CAPITAMALL TRUST (REAL ESTATE INVESTMENT TRUSTS (REITS))                                               15,335
       4,000   CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                13,413
      16,000   COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                            14,307

                   Wells Fargo Advantage Master Portfolios 147


Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
SINGAPORE (continued)
       7,000   COSCO CORPORATION SINGAPORE LIMITED (WATER TRANSPORTATION)                                    $         3,774
      13,500   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                   75,002
       8,000   FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                      13,307
      41,600   GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)                                                   7,522
       1,122   JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE
                  GOODS)                                                                                               8,734
          40   K-REIT ASIA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                        16
      10,000   KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                         32,940
       4,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)<<                                                   3,103
       9,500   OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)                                                      9,119
      19,200   OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY
                  INSTITUTIONS)                                                                                       61,099
       8,140   PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                              6,208
       7,980   SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL
                  CONTRACTORS & OPERATIVE BUILDERS)                                                                   12,330
       7,000   SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)<<                                                    8,330
       4,600   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                   30,244
       7,000   SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                         23,472
      12,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED
                  INDUSTRIES)                                                                                         19,961
      11,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING
                  CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                              17,792
      63,000   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                 104,796
      10,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                 63,907
       4,000   UOL GROUP LIMITED (REAL ESTATE)                                                                         4,918
       7,000   WILMAR INTERNATIONAL LIMITED (FOOD & KINDRED PRODUCTS)                                                 14,591
                                                                                                                     605,214
                                                                                                             ---------------
SPAIN: 4.18%
       2,081   ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)                                                          32,535
         223   ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                  CONTRACTS)                                                                                          22,947
       1,238   ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                                           14,392
       1,431   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION
                  OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                                         59,394
      27,785   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)<<                                        225,552
       7,123   BANCO DE SABADELL SA (DEPOSITORY INSTITUTIONS)<<                                                       35,773
       1,819   BANCO DE VALENCIA SA (DEPOSITORY INSTITUTIONS)                                                         15,105
       6,130   BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)<<                                                   38,848
      63,518   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                          437,983
       2,059   BANKINTER SA (DEPOSITORY INSTITUTIONS)<<                                                               21,803
       1,892   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA
                  (TRANSPORTATION SERVICES)<<                                                                          8,471
       6,523   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                               21,060
       1,808   EDP RENOVAVEIS SA (ELECTRIC, GAS & SANITARY SERVICES)+                                                 14,771
       1,492   ENAGAS SA (ELECTRIC, GAS & SANITARY SERVICES)                                                          21,151
         381   FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER
                  THAN BUILDING CONSTRUCTION CONTRACTS)                                                               11,668
       1,540   GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY
                  SERVICES)                                                                                           19,765
         919   GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                               12,564
         919   GAS NATURAL SDG SA I-09 (ELECTRIC, GAS & SANITARY SERVICES)+(a)                                        12,564
         861   GESTEVISION TELECINCO SA (AMUSEMENT & RECREATION SERVICES)                                              5,971
       1,089   GRIFOLS SA (HEALTH SERVICES)                                                                           15,698
         556   GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                  CONSTRUCTION CONTRACTS)                                                                             11,864
       6,916   IBERDROLA RENOVABLES (PIPELINES)<<+                                                                    28,669
      27,325   IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                      191,686
       4,151   IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                               8,714
         768   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                          14,816
       1,693   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                             66,018
       5,645   MAPFRE SA (INSURANCE CARRIERS)                                                                         12,375
         257   MAPFRE SA I-09 (INSURANCE CARRIERS)+(a)                                                                   562
         840   RED ELECTRICA DE ESPANA (ELECTRIC, GAS & SANITARY SERVICES)                                            32,811
       5,769   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                   99,871
         604   SACYR VALLEHERMOSO SA (REAL ESTATE)                                                                     4,651

                   148 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
SPAIN (continued)
      33,044   TELEFONICA SA (COMMUNICATIONS)                                                                $       659,414
       2,837   UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                    67,846
       1,053   ZARDOYA-OTIS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                          19,272
                                                                                                                   2,266,584
                                                                                                             ---------------
SWAZILAND: 0.02%
         138   BKW FMB ENERGIE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                  9,941
SWEDEN: 2.09%
       2,868   ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    21,721
       2,487   ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS,
                  EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                                                        23,298
       5,210   ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                 39,141
       3,194   ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                 21,761
       1,986   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              15,585
       1,592   GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    15,447
       4,030   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS
                  MADE FROM FABRICS & SIMILAR MATERIALS)                                                             151,504
         431   HOLMEN AB CLASS B (PAPER & ALLIED PRODUCTS)                                                             7,171
       1,115   HUSQVARNA AB (COMMUNICATIONS)+(a)                                                                       4,477
           1   HUSQVARNA AB A SHARES (MACHINERY)                                                                           3
       2,230   HUSQVARNA AB B SHARES (MACHINERY)                                                                       9,035
       3,600   INVESTOR AB (HOLDING & OTHER INVESTMENT OFFICES)                                                       45,663
       1,930   LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                            10,496
         532   METRO INTERNATIONAL SA A SHARES (PRINTING, PUBLISHING & ALLIED
                  INDUSTRIES)+                                                                                            56
         433   MODERN TIMES GROUP MTG B SHARES (MEDIA)                                                                 7,388
      16,359   NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                    81,602
       7,824   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                  HOME DEALERS)                                                                                       44,834
       2,492   SCANIA AB CLASS B (TRANSPORTATION EQUIPMENT)                                                           20,313
       2,507   SECURITAS AB (BUSINESS SERVICES)                                                                       18,301
       8,826   SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)+                                            27,276
       4,012   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                     12,642
       2,840   SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING
                  CONSTRUCTION CONTRACTS)                                                                             24,532
       3,040   SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                                           26,352
       1,592   SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT
                  MACHINERY & TRANSPORTATION EQUIPMENT)                                                               13,558
         675   SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT
                  MACHINERY & TRANSPORTATION EQUIPMENT)                                                                5,359
       4,377   SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                 33,283
       3,514   SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                             49,807
       3,000   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                  10,037
       2,125   SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                    30,766
       2,496   TELE2 AB (COMMUNICATIONS)                                                                              21,105
      23,587   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                              193,706
      17,411   TELIASONERA AB (COMMUNICATIONS)                                                                        83,884
       3,700   VOLVO AB CLASS A (TRANSPORTATION EQUIPMENT)                                                            19,717
       8,395   VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                            44,634
                                                                                                                   1,134,454
                                                                                                             ---------------
SWITZERLAND: 7.93%
      17,170   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                      239,683
         766   ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                         34,959
         955   ADECCO SA (BUSINESS SERVICES)                                                                          29,851
         658   ARYZTA AG (FOOD & KINDRED PRODUCTS)+                                                                   15,723
         388   BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                               24,832
       4,050   COMPAGNIE FINANCIERE RICHEMONT SA (CONSULTING SERVICES)                                                63,260
       8,337   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              253,853
         383   EFG INTERNATIONAL (DEPOSITORY INSTITUTIONS)                                                             2,857
         326   GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                  HOME DEALERS)                                                                                       29,298

                   Wells Fargo Advantage Master Portfolios 149


Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------------                            ---------------
SWITZERLAND (continued)
          51   GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                        $        26,434
       1,534   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                 54,687
       1,637   JULIUS BAER HOLDING AG (DEPOSITORY INSTITUTIONS)                                                       40,267
         444   KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                                              25,919
           8   LINDT & SPRUENGLI AG (FOOD & KINDRED PRODUCTS)                                                         25,624
       1,412   LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)+                                                                                14,625
         383   LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                           37,852
      29,888   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                 1,010,358
         979   NOBEL BIOCARE HOLDING AG (MEDICAL PRODUCTS)                                                            16,702
      18,567   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                             702,685
         238   PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                                12,639
         361   PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    21,819
       5,482   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                      752,252
         417   SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN
                  SUPPLY & MOBILE HOME DEALERS)                                                                       19,691
          36   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA
                  (BUSINESS SERVICES)                                                                                 37,793
       5,472   STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              27,539
          69   STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       10,693
         231   SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     11,912
         408   SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                            9,982
         239   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                   28,870
         295   SWISS LIFE HOLDING (INSURANCE CARRIERS)                                                                20,357
       2,602   SWISS REINSURANCE (INSURANCE CARRIERS)                                                                 42,609
         187   SWISSCOM AG (COMMUNICATIONS)                                                                           52,529
         763   SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                             153,766
         460   SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       51,241
      22,888   UBS AG (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                              215,145
       1,119   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                     177,046
                                                                                                                   4,295,352
                                                                                                             ---------------
UNITED KINGDOM: 18.89%
       3,447   3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                      13,403
       1,435   ADMIRAL GROUP PLC (INSURANCE CARRIERS)                                                                 17,574
       2,733   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                                           20,921
      10,368   ANGLO AMERICAN PLC (METAL MINING)                                                                     176,441
       3,077   ANTOFAGASTA PLC (MINING & QUARRYING OF NONMETALLIC MINERALS,
                  EXCEPT FUELS)                                                                                       22,274
       2,764   ASSOCIATED BRITISH FOODS PLC (FOOD & KINDRED PRODUCTS)                                                 25,402
      11,293   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                         397,153
       1,732   AUTONOMY CORPORATION PLC (BUSINESS SERVICES)+                                                          32,431
      20,932   AVIVA PLC (INSURANCE CARRIERS)                                                                         64,949
      27,774   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                               133,303
       3,846   BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                 18,100
      65,893   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                139,928
         674   BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL
                  CONTRACTORS & OPERATIVE BUILDERS)                                                                    8,588
      26,186   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                   396,393
      17,223   BHP BILLITON PLC (COAL MINING)                                                                        342,266
     146,160   BP PLC (OIL & GAS EXTRACTION)                                                                         988,815
       4,818   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                                            9,734
      14,802   BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                       342,575
       6,815   BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                 35,276
       8,840   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                          54,985
      60,978   BT GROUP PLC (COMMUNICATIONS)                                                                          68,420
       2,754   BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     21,595
       3,441   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                  FABRICS & SIMILAR MATERIALS)                                                                        13,911
      10,709   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                  80,978
       1,092   CAIRN ENERGY PLC (OIL & GAS EXTRACTION)+                                                               34,079
       4,780   CAPITA GROUP PLC (PERSONAL SERVICES)                                                                   46,533

                   150 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
UNITED KINGDOM (continued)
       1,333   CARNIVAL PLC (WATER TRANSPORTATION)+                                                          $        30,315
       3,304   CARPHONE WAREHOUSE PLC (ELECTRONICS)                                                                    5,950
         128   CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                           6
      40,176   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                      131,289
       8,831   COBHAM PLC (TRANSPORTATION BY AIR)                                                                     21,769
      14,318   COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                            65,536
       2,419   DAILY MAIL & GENERAL TRUST CLASS A NV (COMMUNICATIONS)                                                  8,122
      19,523   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                  220,318
       2,828   DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                     20,958
       4,103   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                               15,748
      19,899   FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                             19,787
      40,559   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                     632,880
       9,834   GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                27,360
       5,428   HAMMERSON PLC (REAL ESTATE)                                                                            19,822
      11,959   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    12,483
       6,847   HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                         22,080
      95,337   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                           540,335
      39,724   HSBC HOLDINGS PLC (FPR) (DEPOSITORY INSTITUTIONS)+(a)                                                 225,140
       4,229   ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                          18,462
       2,692   IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       10,477
       8,004   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                         179,962
       1,995   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS
                  & OTHER LODGE PLACES)                                                                               15,198
      11,711   INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                            35,371
       6,793   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                 16,209
       3,549   INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                      14,869
      27,062   ITV PLC (COMMUNICATIONS)                                                                                7,378
       8,138   J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                              36,548
       1,691   JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                      25,549
       1,806   KAZAKHMYS PLC (METAL MINING)                                                                            9,614
      18,317   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                  MOBILE HOME DEALERS)                                                                                39,344
       5,175   LADBROKERS PLC (AMUSEMENT & RECREATION SERVICES)                                                       13,607
       3,609   LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                22,642
      45,959   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                         28,356
       2,231   LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                12,460
         248   LIGHTHOUSE CALEDONIA ASA (FISHING, HUNTING & TRAPPING)+                                                     4
      76,196   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                         77,296
      11,585   LOGICACMG PLC (BUSINESS SERVICES)                                                                      10,597
       1,222   LONDON STOCK EXCHANGE GROUP PLC (FINANCIAL)                                                             9,919
       1,004   LONMIN PLC (METAL MINING)                                                                              20,500
      13,217   MAN GROUP PLC (BUSINESS SERVICES)                                                                      41,437
      12,233   MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                 51,955
       5,356   MEGGITT PLC (TRANSPORTATION BY AIR)                                                                     9,856
      19,125   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             146,949
       1,529   NEXT PLC (APPAREL & ACCESSORY STORES)                                                                  29,047
      41,163   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                    30,653
       6,274   PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 63,151
      19,666   PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                    95,095
       4,742   RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                 178,198
       8,553   REED ELSEVIER PLC (COMMUNICATIONS)                                                                     61,484
       5,279   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     20,451
       7,789   RIO TINTO PLC (METAL MINING)                                                                          262,636
      14,215   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                             59,966
     139,836   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                             49,158
       8,600   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)<<                                                193,856
      21,411   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                  470,345
       7,123   SABMILLER PLC (EATING & DRINKING PLACES)                                                              105,985

                   Wells Fargo Advantage Master Portfolios 151


Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
UNITED KINGDOM (continued)
      10,750   SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                 $        26,098
         985   SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                     11,179
       7,217   SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY
                  SERVICES)                                                                                          114,840
       3,769   SEGRO PLC (REAL ESTATE)                                                                                 1,230
       3,770   SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             19,785
       1,828   SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                   25,967
       4,344   SHIRE LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                            53,795
       6,858   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                       42,509
       3,009   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              28,887
       4,401   STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                          7,578
      14,896   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                      185,201
      16,896   STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                                40,268
       3,873   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                              14,476
      61,348   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                   293,475
       3,349   THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                                        11,533
       1,399   THOMSON REUTERS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              31,320
       7,217   TOMKINS PLC (BUSINESS SERVICES)                                                                        12,556
       4,645   TUI TRAVEL PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE
                  PLACES)                                                                                             15,246
       6,229   TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                  71,769
      10,109   UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                191,171
       2,075   UNITED BUSINESS MEDIA LIMITED (COMMUNICATIONS)                                                         12,676
       5,286   UNITED UTILITIES GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                         36,673
       1,228   VEDANTA RESOURCES PLC (METAL MINING)                                                                   11,902
     409,466   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                   721,180
       1,498   WHITBREAD PLC (EATING & DRINKING PLACES)                                                               16,937
      18,635   WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                            68,316
       5,437   WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                       18,001
       8,642   WPP PLC (COMMUNICATION & INFORMATION)                                                                  48,701
      14,793   XSTRATA PLC (DIVERSIFIED MINING)                                                                       99,059
                                                                                                                  10,232,837
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $74,852,900)                                                                            52,236,907
                                                                                                             ---------------
RIGHTS: 0.10%
       1,982   BANCO ESPIRITO SANTO RIGHTS+                                                                            3,159
       1,197   CRH PLC RIGHTS+                                                                                        26,091
      19,265   FORTIS RIGHTS+(a)                                                                                           0
           1   HUSQVARNA AB RIGHTS+                                                                                        1
         248   LIGHTHOUSE RIGHTS+(a)                                                                                       0
     179,949   NORDEA BANK AB RIGHTS+                                                                                 20,580
       1,000   POHJOLA BANK PLC RIGHTS+(a)                                                                             1,355
      59,930   ROYAL BANK OF SCOTLAND GROUP RIGHTS+(a)                                                                     0
      45,228   SEGRO PLC (NPR) RIGHTS+                                                                                 3,115
TOTAL RIGHTS (COST $83,178)                                                                                           54,301
                                                                                                             ---------------
                                                                                                EXPIRATION
                                                                                                   DATE
                                                                                               -----------
WARRANTS: 0.00%
       4,000   DOWA MINING WARRANTS+(a)                                                         01/29/2010               742
TOTAL WARRANTS (COST $0)                                                                                                 742
                                                                                                             ---------------
PREFERRED STOCKS: 0.14%
         414   BAYERISCHE MOTOREN WERKE AG PREFERRED                                                                   7,140
         303   RWE AG NON-VOTING PREFERRED                                                                            18,864
         849   VOLKSWAGEN AG PREFERRED                                                                                48,887
TOTAL PREFERRED STOCKS (COST $65,525)                                                                                 74,891
                                                                                                             ---------------

                   152 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COLLATERAL FOR SECURITIES LENDING: 1.85%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 1.85%
     965,010   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                                     $       965,010
      28,993   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B                                              23,194
      13,128   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES C                                              11,617
                                                                                                                     999,821
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,007,131)                                                            999,821
                                                                                                             ---------------
SHORT-TERM INVESTMENTS: 0.12%
      66,138   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           66,138
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $66,138)                                                                           66,138
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $76,074,872)*                                                                    98.64%                $    53,432,800
OTHER ASSETS AND LIABILITIES, NET                                                       1.36                         734,561
                                                                                    --------                 ---------------
TOTAL NET ASSETS                                                                      100.00%                $    54,167,361
                                                                                    --------                 ---------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $66,138.

* Cost for federal income tax purposes is $76,401,231 and net unrealized appreciation (depreciation) consists of:

     Gross unrealized appreciation                $  2,880,301
     Gross unrealized depreciation                 (25,848,732)
                                                  ------------
     Net unrealized appreciation (depreciation)   $(22,968,431)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 153


Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 95.15%
AUSTRALIA: 5.53%
     356,700   AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                      $     1,103,743
     181,137   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY
                  INSTITUTIONS)                                                                                    1,983,775
     448,500   AWB LIMITED (AGRICULTURAL SERVICES)                                                                   383,594
     404,900   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                      723,578
      26,800   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                 22,363
     383,452   DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT
                  & RELATED SERVICES)                                                                              1,186,522
   1,718,600   GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                  1,248,808
     434,700   METCASH LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                     1,227,214
     700,300   MINCOR RESOURCES NL (METAL MINING)<<                                                                  394,434
      88,400   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                           1,235,529
     845,300   PERILYA LIMITED (METAL MINING)<<                                                                       85,228
     894,000   QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                              1,084,770
     414,900   SALLY MALAY MINING LIMITED (METAL MINING)                                                             317,352
     210,400   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                            950,963
                                                                                                                  11,947,873
                                                                                                             ---------------
AUSTRIA: 0.24%
      39,300   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                                          514,309
                                                                                                             ---------------
BELGIUM: 0.53%
       7,700   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                     26,599
      37,000   TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                 1,125,726
                                                                                                                   1,152,325
                                                                                                             ---------------
DENMARK: 1.46%
      97,600   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                             821,697
     110,600   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                       1,883,989
      26,367   NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                              457,373
                                                                                                                   3,163,059
                                                                                                             ---------------
FINLAND: 1.25%
      85,800   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                       1,012,268
      51,800   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                            829,989
      82,700   TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)<<                                                                              858,128
                                                                                                                   2,700,385
                                                                                                             ---------------
FRANCE: 9.74%
         730   ARKEMA (OIL & GAS EXTRACTION)                                                                          11,542
      64,300   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                            2,658,557
      32,800   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                    920,371
      17,400   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER &
                  MISCELLANEOUS PLASTICS PRODUCTS)                                                                   645,677
      74,700   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                          824,938
     102,800   FRANCE TELECOM SA (COMMUNICATIONS)                                                                  2,342,355
      31,800   LAGARDERE SCA (COMMUNICATIONS)                                                                        892,945
      45,600   RALLYE SA (GENERAL MERCHANDISE STORES)                                                                820,312
      92,500   SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                 861,500
      83,700   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                     4,712,830
      28,600   SCOR REGROUPE (INSURANCE CARRIERS)                                                                    588,780
       4,300   SCOR SE (INSURANCE AGENTS, BROKERS & SERVICE)                                                          87,451
      17,600   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                            689,811
      58,900   TOTAL SA (OIL & GAS EXTRACTION)                                                                     2,928,684
      17,800   VALEO SA (TRANSPORTATION EQUIPMENT)                                                                   260,259
      68,000   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                               1,800,125
                                                                                                                  21,046,137
                                                                                                             ---------------

                   154 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
GERMANY: 9.79%
      81,700   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                         $     2,473,784
      35,000   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIONS)                                                                                        1,013,259
      61,100   DAIMLER AG (TRANSPORTATION EQUIPMENT)<<                                                             1,548,870
      20,100   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)<<                                                          809,159
     122,200   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                       1,326,443
     145,400   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                         4,039,372
      31,000   HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                    988,481
      33,700   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING &
                  ALLIED INDUSTRIES)                                                                                 162,977
      71,900   METRO AG (FOOD STORES)                                                                              2,373,836
      22,800   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                  2,780,820
      25,900   NORDDEUTSCHE AFFINERIE AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                  & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                           657,591
      19,000   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                          1,333,107
      93,800   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                          1,641,285
                                                                                                                  21,148,984
                                                                                                             ---------------
HONG KONG: 1.70%
   2,260,000   CHAODA MODERN AGRICULTURE LIMITED (AGRICULTURAL SERVICES)                                           1,350,063
     439,500   CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                          496,738
   1,140,000   NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          891,943
     371,500   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)<<                                        925,083
                                                                                                                   3,663,827
                                                                                                             ---------------
IRELAND: 0.18%
      79,300   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                       63,215
     225,000   BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                             155,447
     111,500   IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                       162,953
                                                                                                                     381,615
                                                                                                             ---------------
ITALY: 3.94%
     396,900   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                        1,904,953
     152,900   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                   2,969,958
     189,400   FIAT SPA (TRANSPORTATION EQUIPMENT)<<                                                               1,326,130
     175,000   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                             481,868
     166,200   UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                            1,831,651
                                                                                                                   8,514,560
                                                                                                             ---------------
JAPAN: 23.44%
         200   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                             5,617
     240,000   ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     1,479,012
      36,900   AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT
                  INSTITUTIONS)                                                                                      333,269
      96,400   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                 328,199
     206,000   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                              1,078,022
     244,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                 875,082
      65,000   ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                          1,983,129
     134,000   CALSONIC KANSEI CORPORATION (TRANSPORTATION EQUIPMENT)                                                120,483
     315,000   CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE,
                  GARDEN SUPPLY & MOBILE HOME DEALERS)                                                               932,414
     293,000   CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        1,435,622
     161,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                      484,700
     294,900   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                     527,325
      72,500   EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                  & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                         1,157,246
     171,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
                  & COMPUTER EQUIPMENT)                                                                              556,266
      57,700   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                      609,148
      36,100   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                844,284
      40,300   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                  873,299
     225,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    1,100,167

                   Wells Fargo Advantage Master Portfolios 155


Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
JAPAN (CONTINUED)
         400   KDDI CORPORATION (COMMUNICATIONS)                                                             $     1,866,950
     319,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                                              982,927
     266,000   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE,
                  FURNISHINGS & EQUIPMENT STORES)                                                                  2,872,698
      64,100   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                            832,131
      97,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                              966,227
     502,000   MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                               821,579
      55,500   NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                         598,257
     213,000   NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
                  WAREHOUSING)                                                                                       662,767
     406,500   NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                          1,601,606
     303,300   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                       1,492,217
      80,000   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                           3,014,598
     273,800   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE
                  SERVICE STATIONS)                                                                                  968,126
       1,300   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                            1,755,923
      75,200   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             878,986
      27,000   ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED
                  PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                                                    175,117
     139,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                           1,633,146
      40,000   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             828,408
     337,000   SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                                               861,353
     384,000   SANWA HOLDINGS CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN
                  SUPPLY & MOBILE HOME DEALERS)                                                                    1,070,708
      94,500   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                          855,402
     678,000   SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                       801,394
     147,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       586,604
     321,800   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                            2,740,591
     161,100   SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING &
                  CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                        1,336,193
      64,800   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS &
                  ALLIED PRODUCTS)                                                                                 2,225,792
      64,200   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                           298,997
     234,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                  & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                           593,363
      47,600   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE
                  SERVICE STATIONS)                                                                                1,500,349
      90,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                            698,288
     142,000   ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        380,159
                                                                                                                  50,624,140
                                                                                                             ---------------
NETHERLANDS: 1.99%
     151,800   AEGON NV (INSURANCE CARRIERS)                                                                         589,718
      79,000   CSM (FOOD & KINDRED PRODUCTS)                                                                         922,386
     104,100   ING GROEP NV (FINANCIAL SERVICES)                                                                     573,977
      52,700   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)<<                                                  1,387,395
      37,100   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING &
                  RELATED INDUSTRIES)                                                                                834,500
                                                                                                                   4,307,976
                                                                                                             ---------------
NORWAY: 1.34%
     170,500   CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                                  766,212
     177,600   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                 799,440
      63,600   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                240,386
      61,700   STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                          1,091,652
                                                                                                                   2,897,690
                                                                                                             ---------------
PORTUGAL: 1.16%
     169,400   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)<<                                                   659,442
     237,800   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                           1,841,941
                                                                                                                   2,501,383
                                                                                                             ---------------
SINGAPORE: 1.38%
   6,279,000   GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)                                               1,135,294
     606,490   MOBILONE LIMITED (COMMUNICATIONS)                                                                     594,149

                   156 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
SINGAPORE (continued)
     541,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)<<                                         $       419,725
     126,000   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                  828,430
                                                                                                                   2,977,598
                                                                                                             ---------------
SPAIN: 3.95%
     121,400   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)<<                                        985,497
     468,500   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                        3,230,519
     153,800   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                2,662,540
      82,400   TELEFONICA SA (COMMUNICATIONS)                                                                      1,644,343
                                                                                                                   8,522,899
                                                                                                             ---------------
SWEDEN: 1.32%
      58,700   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                                                           460,636
     121,000   NORDEA AB (DEPOSITORY INSTITUTIONS)<<                                                                 603,572
      74,800   SAAB AB (TRANSPORTATION EQUIPMENT)                                                                    459,571
      88,010   SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                          1,247,435
      22,200   SWEDBANK AB (DEPOSITORY INSTITUTIONS)<<                                                                74,275
                                                                                                                   2,845,489
                                                                                                             ---------------
SWITZERLAND: 6.97%
      36,000   ADECCO SA (BUSINESS SERVICES)                                                                       1,125,257
      34,200   BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                            2,188,764
     209,944   CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                             813,365
      87,400   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            2,661,235
       3,700   GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)+                                                          433,612
      19,900   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                             753,134
       3,700   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                       397,206
      36,900   SWISS REINSURANCE (INSURANCE CARRIERS)                                                                604,248
      10,000   SWISSCOM AG (COMMUNICATIONS)                                                                        2,809,013
       2,000   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                        254,766
       7,800   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                              457,050
      16,100   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                   2,547,316
                                                                                                                  15,044,966
                                                                                                             ---------------
UNITED KINGDOM: 19.24%
     190,400   AMLIN PLC (INSURANCE CARRIERS)                                                                        939,788
     125,700   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                       4,420,621
     220,500   AVIVA PLC (INSURANCE CARRIERS)                                                                        684,178
     471,200   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                              1,000,626
     828,400   BP PLC (OIL & GAS EXTRACTION)                                                                       5,604,366
     332,100   BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                      860,104
   1,507,700   BT GROUP PLC (COMMUNICATIONS)                                                                       1,691,712
     533,000   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                    1,741,768
     181,087   DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                  1,342,030
     390,000   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                279,795
     569,500   GKN PLC (TRANSPORTATION EQUIPMENT)                                                                    557,701
     126,800   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                   1,978,578
      48,200   GO-AHEAD GROUP PLC (TRANSPORTATION SERVICES)                                                          760,754
     184,200   GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                           1,293,740
     381,000   IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    1,482,857
     481,365   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                        488,313
     814,400   LOGICACMG PLC (BUSINESS SERVICES)                                                                     744,942
     539,900   MARSTON'S PLC (EATING & DRINKING PLACES)                                                            1,047,744
     237,100   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                          173,503
   1,123,200   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                   836,429

                   Wells Fargo Advantage Master Portfolios 157


Portfolio of Investments--March 31, 2009 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
UNITED KINGDOM (continued)
     315,100   PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                             $       154,851
     443,900   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                         828,642
     261,478   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                             91,919
     264,000   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                5,799,411
      23,500   SPECTRIS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             135,718
     319,900   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                           1,195,712
     745,400   TOMKINS PLC (BUSINESS SERVICES)                                                                     1,296,808
   1,698,900   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                 2,992,223
     223,600   WH SMITH PUBLIC LIMITED CORPORATION (COMMUNICATIONS)                                                1,141,358
                                                                                                                  41,566,191
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $386,617,724)                                                                          205,521,406
                                                                                                             ---------------
RIGHTS: 0.01%
       7,900   BANCO ESPIRITO SANTO RIGHTS+                                                                           12,595
      99,600   FORTIS RIGHTS+(a)                                                                                           0
     112,062   ROYAL BANK OF SCOTLAND GROUP RIGHTS+(a)                                                                     0
TOTAL RIGHTS (COST $36,293)                                                                                           12,595
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 3.66%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 3.66%
   7,715,082   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                                           7,715,082
     176,180   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B                                             140,944
      65,331   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES C                                              57,811
                                                                                                                   7,913,837
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,956,593)                                                          7,913,837
                                                                                                             ---------------
SHORT-TERM INVESTMENTS: 2.63%
   5,671,407   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        5,671,407
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,671,407)                                                                     5,671,407
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $400,282,017)*                                                                 101.45%                 $   219,119,245
OTHER ASSETS AND LIABILITIES, NET                                                     (1.45)                      (3,125,274)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   215,993,971
                                                                                     ------                  ---------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $5,671,407.

* Cost for federal income tax purposes is $400,399,516 and net unrealized appreciation (depreciation) consists of:

     Gross unrealized appreciation                $   1,485,264
     Gross unrealized depreciation                 (182,765,535)
                                                  -------------
     Net unrealized appreciation (depreciation)   $(181,280,271)

The accompanying notes are an integral part of these financial statements.

                   158 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 97.58%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.21%
      24,840   POLO RALPH LAUREN CORPORATION                                                                 $     1,049,490
                                                                                                             ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.14%
       6,110   AUTOZONE INCORPORATED<<+                                                                              993,608
                                                                                                             ---------------
BIOPHARMACEUTICALS: 2.69%
      15,750   CEPHALON INCORPORATED<<+                                                                            1,072,575
      27,350   GILEAD SCIENCES INCORPORATED+                                                                       1,266,852
                                                                                                                   2,339,427
                                                                                                             ---------------
BUSINESS SERVICES: 9.83%
      27,940   AUTOMATIC DATA PROCESSING INCORPORATED                                                                982,370
      44,720   BMC SOFTWARE INCORPORATED+                                                                          1,475,760
      70,590   CA INCORPORATED                                                                                     1,243,090
      31,670   FISERV INCORPORATED<<+                                                                              1,154,688
       3,280   GOOGLE INCORPORATED CLASS A+                                                                        1,141,637
      79,770   ORACLE CORPORATION                                                                                  1,441,444
      73,620   SYMANTEC CORPORATION<<+                                                                             1,099,883
                                                                                                                   8,538,872
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 12.58%
      34,030   ABBOTT LABORATORIES                                                                                 1,623,231
      19,400   AMGEN INCORPORATED+                                                                                   960,688
      16,890   BIOGEN IDEC INCORPORATED<<+                                                                           885,374
      61,950   BRISTOL-MYERS SQUIBB COMPANY                                                                        1,357,944
      21,790   CLOROX COMPANY                                                                                      1,121,749
      15,990   MONSANTO COMPANY                                                                                    1,328,769
      29,770   MOSAIC COMPANY                                                                                      1,249,745
      23,220   PROCTER & GAMBLE COMPANY                                                                            1,093,430
      30,330   WYETH                                                                                               1,305,403
                                                                                                                  10,926,333
                                                                                                             ---------------
COAL MINING: 1.44%
      50,130   PEABODY ENERGY CORPORATION                                                                          1,255,255
                                                                                                             ---------------
COMMUNICATIONS: 4.10%
      46,540   AMERICAN TOWER CORPORATION CLASS A+                                                                 1,416,212
      74,030   COMCAST CORPORATION CLASS A                                                                         1,009,769
      49,720   DIRECTV GROUP INCORPORATED<<+                                                                       1,133,119
                                                                                                                   3,559,100
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 1.83%
      88,560   HUDSON CITY BANCORP INCORPORATED                                                                    1,035,266
       9,240   NORTHERN TRUST CORPORATION                                                                            552,737
                                                                                                                   1,588,003
                                                                                                             ---------------
E-COMMERCE/SERVICES: 1.27%
      15,040   AMAZON.COM INCORPORATED<<+                                                                          1,104,538
                                                                                                             ---------------
EATING & DRINKING PLACES: 2.76%
      24,300   MCDONALD'S CORPORATION                                                                              1,326,051
      39,060   YUM! BRANDS INCORPORATED                                                                            1,073,369
                                                                                                                   2,399,420
                                                                                                             ---------------
EDUCATIONAL SERVICES: 0.98%
      10,890   APOLLO GROUP INCORPORATED CLASS A+                                                                    853,014
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 159


Portfolio of Investments--March 31, 2009 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.07%
      20,450   EXELON CORPORATION                                                                            $       928,226
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 8.63%
      52,990   ANALOG DEVICES INCORPORATED                                                                         1,021,117
     112,080   CISCO SYSTEMS INCORPORATED+                                                                         1,879,582
      40,860   EMERSON ELECTRIC COMPANY                                                                            1,167,779
      33,460   HARRIS CORPORATION<<                                                                                  968,332
      46,250   LINEAR TECHNOLOGY CORPORATION<<                                                                     1,062,825
      73,060   XILINX INCORPORATED                                                                                 1,399,830
                                                                                                                   7,499,465
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.24%
      38,060   ACCENTURE LIMITED CLASS A                                                                           1,046,269
      26,150   FLUOR CORPORATION                                                                                     903,483
                                                                                                                   1,949,752
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 3.33%
      37,310   ARCHER DANIELS MIDLAND COMPANY                                                                      1,036,472
      19,370   GENERAL MILLS INCORPORATED                                                                            966,176
      26,790   H.J. HEINZ COMPANY                                                                                    885,677
                                                                                                                   2,888,325
                                                                                                             ---------------
FOOD STORES: 1.06%
      43,340   KROGER COMPANY                                                                                        919,675
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 3.11%
      52,730   TJX COMPANIES INCORPORATED                                                                          1,351,997
      25,840   WAL-MART STORES INCORPORATED                                                                        1,346,264
                                                                                                                   2,698,261
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 11.87%
      17,740   APPLE INCORPORATED+                                                                                 1,864,829
     128,570   DELL INCORPORATED+                                                                                  1,218,841
      96,140   EMC CORPORATION<<+                                                                                  1,095,996
      38,330   HEWLETT-PACKARD COMPANY                                                                             1,228,860
     103,840   INTEL CORPORATION                                                                                   1,562,792
      12,730   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                         1,233,412
      36,920   NATIONAL OILWELL VARCO INCORPORATED+                                                                1,059,973
      44,880   PITNEY BOWES INCORPORATED<<                                                                         1,047,948
                                                                                                                  10,312,651
                                                                                                             ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.39%
      29,640   AON CORPORATION                                                                                     1,209,905
                                                                                                             ---------------
INSURANCE CARRIERS: 0.55%
      22,640   UNITEDHEALTH GROUP INCORPORATED                                                                       473,855
                                                                                                             ---------------
LEATHER & LEATHER PRODUCTS: 1.19%
      61,670   COACH INCORPORATED+                                                                                 1,029,889
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 3.53%
      13,490   C.R. BARD INCORPORATED                                                                              1,075,423
      18,840   DANAHER CORPORATION                                                                                 1,021,505
      24,780   RAYTHEON COMPANY                                                                                      964,933
                                                                                                                   3,061,861
                                                                                                             ---------------
MEDICAL EQUIPMENT & SUPPLIES: 1.19%
      28,360   ST. JUDE MEDICAL INCORPORATED+                                                                      1,030,319
                                                                                                             ---------------

                   160 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
MEDICAL MANAGEMENT SERVICES: 0.70%
      13,180   EXPRESS SCRIPTS INCORPORATED+                                                                 $       608,521
                                                                                                             ---------------
MEDICAL PRODUCTS: 1.36%
      23,000   BAXTER INTERNATIONAL INCORPORATED                                                                   1,178,060
                                                                                                             ---------------
METAL MINING: 1.24%
      59,280   CLIFFS NATURAL RESOURCES INCORPORATED                                                               1,076,525
                                                                                                             ---------------
OIL & GAS EXTRACTION: 3.83%
      38,700   ENSCO INTERNATIONAL INCORPORATED<<                                                                  1,021,680
      43,510   NOBLE CORPORATION<<                                                                                 1,048,156
      22,510   OCCIDENTAL PETROLEUM CORPORATION                                                                    1,252,682
                                                                                                                   3,322,518
                                                                                                             ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.27%
      16,020   CHEVRON CORPORATION                                                                                 1,077,185
      50,100   VALERO ENERGY CORPORATION                                                                             896,790
                                                                                                                   1,973,975
                                                                                                             ---------------
RAILROAD TRANSPORTATION: 1.09%
      27,960   NORFOLK SOUTHERN CORPORATION<<                                                                        943,650
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.30%
      35,400   MORGAN STANLEY<<                                                                                      806,058
      86,140   TD AMERITRADE HOLDING CORPORATION<<+                                                                1,189,593
                                                                                                                   1,995,651
                                                                                                             ---------------
TRANSPORTATION EQUIPMENT: 1.16%
      36,060   HONEYWELL INTERNATIONAL INCORPORATED                                                                1,004,632
                                                                                                             ---------------
TRANSPORTATION SERVICES: 1.11%
      34,190   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                   967,235
                                                                                                             ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 2.34%
      20,570   NIKE INCORPORATED CLASS B                                                                             964,527
      46,950   SYSCO CORPORATION                                                                                   1,070,460
                                                                                                                   2,034,987
                                                                                                             ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.19%
      14,790   W.W. GRAINGER INCORPORATED                                                                          1,037,962
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $97,685,501)                                                                            84,752,960
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 17.64%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.62%
     785,588   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                      785,588
     785,588   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                          785,588
     785,588   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                            785,588
     785,588   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                 785,588
                                                                                                                   3,142,352
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 14.02%
$    191,607   ABN AMRO BANK NV (CHICAGO)                                              2.06%    04/01/2009           191,607
     108,577   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.55     04/03/2009           108,577
     191,607   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.75     04/09/2009           191,607


                   Wells Fargo Advantage Master Portfolios 161


Portfolio of Investments--March 31, 2009 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      6,387   AMSTEL FUNDING CORPORATION++                                            1.50%    04/06/2009   $         6,386
     223,541   AMSTERDAM FUNDING CORPORATION++                                         0.50     04/22/2009           223,476
      12,774   ANTALIS US FUNDING CORPORATION++                                        0.50     04/01/2009            12,774
     252,282   ANTALIS US FUNDING CORPORATION++(p)                                     0.68     04/21/2009           252,187
     274,636   BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38     04/01/2009           274,636
     715,332   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $715,337)              0.25     04/01/2009           715,332
      83,030   BANK OF IRELAND                                                         0.60     04/01/2009            83,030
   1,750,009   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $1,750,024)                                          0.30     04/01/2009         1,750,009
      83,030   BNP PARIBAS (PARIS)                                                     0.30     04/01/2009            83,030
     255,476   BRYANT BANK FUNDING LLC++(p)                                            0.47     04/20/2009           255,412
     274,636   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50     04/01/2009           274,636
      95,803   CALYON (LONDON)                                                         0.45     04/01/2009            95,803
     172,446   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60     04/08/2009           172,426
     163,698   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008             2,701
     126,030   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008             2,080
     178,833   CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85     04/01/2009           178,833
      57,482   CLIPPER RECEIVABLES CORPORATION++                                       0.85     04/03/2009            57,479
      17,053   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               2.25     10/01/2038            17,053
     114,964   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            3.50     12/15/2037           114,964
     306,571   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85     04/01/2009           306,571
     242,702   E.ON AG++                                                               0.60     04/22/2009           242,617
      63,869   EBBETS FUNDING LLC++                                                    0.60     04/06/2009            63,864
      95,803   EBBETS FUNDING LLC++                                                    0.60     04/07/2009            95,794
      47,902   EDISON ASSET SECURITIZATION LLC++(p)                                    0.50     04/21/2009            47,888
      12,774   ELYSIAN FUNDING LLC++                                                   0.55     04/06/2009            12,773
      25,548   ELYSIAN FUNDING LLC++                                                   0.60     04/01/2009            25,548
      63,869   ELYSIAN FUNDING LLC++                                                   0.60     04/07/2009            63,863
     111,771   ERASMUS CAPITAL CORPORATION++                                           0.50     04/06/2009           111,763
      31,934   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.50     04/21/2009            31,926
     191,607   GEMINI SECURITIZATION INCORPORATED++                                    0.55     04/14/2009           191,569
     346,202   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $346,204)                 0.17     04/01/2009           346,202
      19,161   GRAMPIAN FUNDING LLC++                                                  0.58     04/06/2009            19,159
     596,879   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009           213,922
      10,538   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   2.75     11/01/2042            10,538
      12,774   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      1.00     01/01/2018            12,774
     638,690   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $638,694)                 0.24     04/01/2009           638,690
      19,161   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  1.00     04/15/2025            19,161
     191,607   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88     04/08/2009           191,574
      81,497   LLOYDS TSB BANK PLC                                                     0.50     04/06/2009            81,491
     132,273   LLOYDS TSB BANK PLC                                                     0.50     04/09/2009           132,258
       5,110   LLOYDS TSB BANK PLC                                                     0.50     04/14/2009             5,109
     191,607   LMA AMERICAS LLC++                                                      0.57     04/29/2009           191,522
     223,541   MATCHPOINT MASTER TRUST++                                               0.43     04/27/2009           223,472
      27,464   MISSISSIPPI STATE GO+/-ss                                               5.00     11/01/2028            27,464
      83,030   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $83,032)                     0.66     04/01/2009            83,030
     255,476   NATIXIS                                                                 0.38     04/02/2009           255,476
      12,774   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                3.75     01/01/2018            12,774
      83,030   NORDEA BANK AB                                                          0.30     04/01/2009            83,030
      80,475   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/15/2009            80,458
     114,964   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/20/2009           114,931
     127,738   ROMULUS FUNDING CORPORATION++                                           0.90     04/24/2009           127,664

                   162 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     63,869   ROMULUS FUNDING CORPORATION++(p)                                        1.00%    04/22/2009   $        63,832
     191,607   SANPAOLO IMI US FINANCIAL COMPANY                                       0.49     04/21/2009           191,555
     223,541   SOCIETE GENERALE NY                                                     1.05     04/27/2009           223,646
     231,206   STARBIRD FUNDING CORPORATION++                                          0.60     04/30/2009           231,094
      63,869   STATE STREET CORPORATION                                                0.40     04/01/2009            63,869
     191,607   SURREY FUNDING CORPORATION++(p)                                         0.55     04/06/2009           191,592
     255,476   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53     04/20/2009           255,404
     223,541   TICONDEROGA MASTER FUNDING LIMITED++                                    0.45     04/28/2009           223,466
     223,541   TULIP FUNDING CORPORATION++(p)                                          0.50     04/15/2009           223,498
     236,315   UBS FINANCE (DELAWARE) LLC                                              0.55     04/23/2009           236,232
     223,541   UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70     04/27/2009           223,428
      95,803   VERSAILLES CP LLC++                                                     0.60     04/01/2009            95,803
     226,982   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.38     07/28/2008           104,412
     131,811   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.41     08/07/2008            60,633
     161,501   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.19     04/03/2008            74,290
     262,145   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.20     02/15/2008           120,587
     252,818   WHITE PINE FINANCE LLC+++/-####(a)(i)                                   1.15     02/22/2008           211,508
     38,321    WINDMILL FUNDING CORPORATION++                                          0.40     04/03/2009            38,321
     217,154   WINDMILL FUNDING CORPORATION++(p)                                       0.50     04/24/2009           217,085
                                                                                                                  12,179,168
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $15,602,303)                                                        15,321,520
                                                                                                             ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 3.30%
   2,862,321   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                         2,862,321
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,862,321)                                                                     2,862,321
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $116,150,125)*                                                                 118.52%                 $   102,936,801
OTHER ASSETS AND LIABILITIES, NET                                                    (18.52)                     (16,084,688)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $    86,852,113
                                                                                     ------                  ===============

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $2,862,321.

* Cost for federal income tax purposes is $116,233,596 and net unrealized appreciation (depreciation) consists of:

     Gross unrealized appreciation                $  3,165,734
     Gross unrealized depreciation                 (16,462,529)
                                                  ------------
     Net unrealized appreciation (depreciation)   $(13,296,795)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 163


Portfolio of Investments--March 31, 2009 (Unaudited)

LARGE COMPANY GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 99.36%
APPAREL & ACCESSORY STORES: 2.02%
     369,800   KOHL'S CORPORATION+                                                                           $    15,649,936
                                                                                                             ---------------
BIOPHARMACEUTICALS: 4.06%
     531,040   GENZYME CORPORATION+                                                                               31,538,466
                                                                                                             ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 5.56%
     622,400   FASTENAL COMPANY<<                                                                                 20,013,272
   1,270,100   LOWE'S COMPANIES INCORPORATED                                                                      23,179,325
                                                                                                                  43,192,597
                                                                                                             ---------------
BUSINESS SERVICES: 16.87%
     387,000   AUTOMATIC DATA PROCESSING INCORPORATED                                                             13,606,920
     979,670   EBAY INCORPORATED+                                                                                 12,304,655
     217,600   FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                            10,877,824
     136,000   GOOGLE INCORPORATED CLASS A+                                                                       47,336,160
   2,547,898   MICROSOFT CORPORATION                                                                              46,804,886
                                                                                                                 130,930,445
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 3.42%
     535,900   AMGEN INCORPORATED+                                                                                26,537,768
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 0.92%
     570,700   WESTERN UNION COMPANY                                                                               7,173,699
                                                                                                             ---------------
E-COMMERCE/SERVICES: 3.13%
     330,800   AMAZON.COM INCORPORATED+<<                                                                         24,293,952
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 13.18%
   2,882,743   CISCO SYSTEMS INCORPORATED+                                                                        48,343,600
     593,000   LINEAR TECHNOLOGY CORPORATION<<                                                                    13,627,140
   1,289,100   NOKIA OYJ ADR                                                                                      15,043,797
     648,800   QUALCOMM INCORPORATED                                                                              25,244,808
                                                                                                                 102,259,345
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.20%
   1,269,900   PAYCHEX INCORPORATED<<                                                                             32,598,333
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 6.77%
     960,660   TARGET CORPORATION<<                                                                               33,037,097
     375,200   WAL-MART STORES INCORPORATED                                                                       19,547,920
                                                                                                                  52,585,017
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.94%
     261,200   APPLE INCORPORATED+                                                                                27,457,344
   1,005,800   EMC CORPORATION+<<                                                                                 11,466,120
   2,022,470   INTEL CORPORATION                                                                                  30,438,174
                                                                                                                  69,361,638
                                                                                                             ---------------
MEDICAL EQUIPMENT & SUPPLIES: 4.28%
   1,128,010   MEDTRONIC INCORPORATED                                                                             33,242,455
                                                                                                             ---------------
PERSONAL SERVICES: 1.19%
     373,550   CINTAS CORPORATION<<                                                                                9,234,156
                                                                                                             ---------------

                   164 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

LARGE COMPANY GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 20.18%
   3,097,437   CHARLES SCHWAB CORPORATION<<                                                                  $    48,010,274
      49,700   CME GROUP INCORPORATED<<                                                                           12,245,583
     341,500   FRANKLIN RESOURCES INCORPORATED                                                                    18,396,604
     562,390   GOLDMAN SACHS GROUP INCORPORATED<<                                                                 59,624,588
     635,400   T. ROWE PRICE GROUP INCORPORATED<<                                                                 18,337,644
                                                                                                                 156,614,693
                                                                                                             ---------------
TRANSPORTATION SERVICES: 4.64%
     437,700   C.H. ROBINSON WORLDWIDE INCORPORATED                                                               19,963,497
     566,400   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED<<                                              16,023,456
                                                                                                                  35,986,953
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $979,932,921)                                                                          771,199,453
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 16.54%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.46%
   6,714,305   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    6,714,305
   6,714,305   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        6,714,305
   6,714,305   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          6,714,305
   6,714,305   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               6,714,305
                                                                                                                  26,857,220
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 13.08%
$  1,637,635   ABN AMRO BANK NV (CHICAGO)                                              2.06%    04/01/2009         1,637,635
     927,993   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.55     04/03/2009           927,993
   1,637,635   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.75     04/09/2009         1,637,635
      54,588   AMSTEL FUNDING CORPORATION++                                            1.50     04/06/2009            54,576
   1,910,575   AMSTERDAM FUNDING CORPORATION++                                         0.50     04/22/2009         1,910,017
     109,176   ANTALIS US FUNDING CORPORATION++                                        0.50     04/01/2009           109,176
   2,156,220   ANTALIS US FUNDING CORPORATION++(p)                                     0.68     04/21/2009         2,155,405
   2,347,277   BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38     04/01/2009         2,347,277
   6,113,838   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $6,113,880)               0.25     04/01/2009         6,113,838
     709,642   BANK OF IRELAND                                                         0.60     04/01/2009           709,642
  14,957,069   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $14,957,194)                                         0.30     04/01/2009        14,957,069
     709,642   BNP PARIBAS (PARIS)                                                     0.30     04/01/2009           709,642
   2,183,514   BRYANT BANK FUNDING LLC++(p)                                            0.47     04/20/2009         2,182,972
   2,347,277   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50     04/01/2009         2,347,277
     818,818   CALYON (LONDON)                                                         0.45     04/01/2009           818,818
   1,473,872   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60     04/08/2009         1,473,700
     866,038   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008            14,290
     666,761   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008            11,002
   1,528,460   CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85     04/01/2009         1,528,460
     491,291   CLIPPER RECEIVABLES CORPORATION++                                       0.85     04/03/2009           491,267
     145,750   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               2.25     10/01/2038           145,750
     982,581   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            3.50     12/15/2037           982,581
   2,620,216   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85     04/01/2009         2,620,216
   2,074,338   E.ON AG++                                                               0.60     04/22/2009         2,073,612
     545,878   EBBETS FUNDING LLC++                                                    0.60     04/06/2009           545,833
     818,818   EBBETS FUNDING LLC++                                                    0.60     04/07/2009           818,736
     409,409   EDISON ASSET SECURITIZATION LLC++(p)                                    0.50     04/21/2009           409,295
     109,176   ELYSIAN FUNDING LLC++                                                   0.55     04/06/2009           109,167
     218,351   ELYSIAN FUNDING LLC++                                                   0.60     04/01/2009           218,351

                   Wells Fargo Advantage Master Portfolios 165


Portfolio of Investments--March 31, 2009 (Unaudited)

LARGE COMPANY GROWTH PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    545,878   ELYSIAN FUNDING LLC++                                                   0.60%    04/07/2009   $       545,824
     955,287   ERASMUS CAPITAL CORPORATION++                                           0.50     04/06/2009           955,221
     272,939   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.50     04/21/2009           272,863
   1,637,635   GEMINI SECURITIZATION INCORPORATED++                                    0.55     04/14/2009         1,637,310
   2,958,934   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,958,948)               0.17     04/01/2009         2,958,934
     163,764   GRAMPIAN FUNDING LLC++                                                  0.58     04/06/2009           163,750
   3,157,776   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009         1,131,747
      90,070   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   2.75     11/01/2042            90,070
     109,176   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      1.00     01/01/2018           109,176
   5,458,784   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $5,458,820)               0.24     04/01/2009         5,458,784
     163,764   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  1.00     04/15/2025           163,764
   1,637,635   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88     04/08/2009         1,637,357
     696,541   LLOYDS TSB BANK PLC                                                     0.50     04/06/2009           696,493
   1,130,514   LLOYDS TSB BANK PLC                                                     0.50     04/09/2009         1,130,389
      43,670   LLOYDS TSB BANK PLC                                                     0.50     04/14/2009            43,662
   1,637,635   LMA AMERICAS LLC++                                                      0.57     04/29/2009         1,636,909
   1,910,575   MATCHPOINT MASTER TRUST++                                               0.43     04/27/2009         1,909,981
     234,728   MISSISSIPPI STATE GO+/-ss                                               5.00     11/01/2028           234,728
     709,642   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                  MARKET SECURITIES (MATURITY VALUE $709,655)                          0.66     04/01/2009           709,642
   2,183,514   NATIXIS                                                                 0.38     04/02/2009         2,183,514
     109,176   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                3.75     01/01/2018           109,176
     709,642   NORDEA BANK AB                                                          0.30     04/01/2009           709,642
     687,807   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/15/2009           687,660
     982,581   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/20/2009           982,296
   1,091,757   ROMULUS FUNDING CORPORATION++                                           0.90     04/24/2009         1,091,129
     545,878   ROMULUS FUNDING CORPORATION++(p)                                        1.00     04/22/2009           545,560
   1,637,635   SANPAOLO IMI US FINANCIAL COMPANY                                       0.49     04/21/2009         1,637,189
   1,910,575   SOCIETE GENERALE NY                                                     1.05     04/27/2009         1,911,470
   1,976,080   STARBIRD FUNDING CORPORATION++                                          0.60     04/30/2009         1,975,125
     545,878   STATE STREET CORPORATION                                                0.40     04/01/2009           545,878
   1,637,635   SURREY FUNDING CORPORATION++(p)                                         0.55     04/06/2009         1,637,510
   2,183,514   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53     04/20/2009         2,182,903
   1,910,575   TICONDEROGA MASTER FUNDING LIMITED++                                    0.45     04/28/2009         1,909,930
   1,910,575   TULIP FUNDING CORPORATION++(p)                                          0.50     04/15/2009         1,910,203
   2,019,750   UBS FINANCE (DELAWARE) LLC                                              0.55     04/23/2009         2,019,071
   1,910,575   UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70     04/27/2009         1,909,609
     818,818   VERSAILLES CP LLC++                                                     0.60     04/01/2009           818,818
   1,200,845   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.38     07/28/2008           552,388
     697,344   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.41     08/07/2008           320,778
     854,417   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.19     04/03/2008           393,032
   1,386,873   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.20     02/15/2008           637,962
   1,337,528   WHITE PINE FINANCE LLC+++/-####(a)(i)                                   1.15     02/22/2008         1,118,976
     327,527   WINDMILL FUNDING CORPORATION++                                          0.40     04/03/2009           327,520
   1,855,987   WINDMILL FUNDING CORPORATION++(p)                                       0.50     04/24/2009         1,855,394
                                                                                                                 101,520,569
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $124,220,028)                                                      128,377,789
                                                                                                             ---------------

                   166 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

LARGE COMPANY GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
SHORT-TERM INVESTMENTS: 2.69%
  20,830,894   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                  $    20,830,894
TOTAL SHORT-TERM INVESTMENTS (COST $20,830,894)                                                                   20,830,894
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,124,983,843)*                                                               118.59%                 $   920,408,136
OTHER ASSETS AND LIABILITIES, NET                                                    (18.59)                    (144,263,015)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   776,145,121
                                                                                     ------                  ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $20,830,894.

* Cost for federal income tax purposes is $1,162,840,283 and net unrealized appreciation (depreciation) consists of:

     Gross unrealized appreciation                $  28,004,862
     Gross unrealized depreciation                 (270,437,009)
                                                  -------------
     Net unrealized appreciation (depreciation)   $(242,432,147)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 167


Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 99.64%
AMUSEMENT & RECREATION SERVICES: 0.46%
      14,858   MULTIMEDIA GAMES INCORPORATED<<+                                                              $        31,945
      25,672   TICKETMASTER+                                                                                          94,730
      31,618   WMS INDUSTRIES INCORPORATED<<+                                                                        661,132
                                                                                                                     787,807
                                                                                                             ---------------
APPAREL & ACCESSORY STORES: 2.14%
      36,123   CARTER'S INCORPORATED+                                                                                679,474
      13,461   CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                 109,707
      15,442   CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                          338,025
      22,756   CHRISTOPHER & BANKS CORPORATION                                                                        93,072
      28,855   DRESS BARN INCORPORATED+                                                                              354,628
      35,147   FINISH LINE INCORPORATED CLASS A                                                                      232,673
      28,082   HOT TOPIC INCORPORATED<<+                                                                             314,238
      11,699   JOS. A. BANK CLOTHIERS INCORPORATED<<+                                                                325,349
      24,357   STAGE STORES INCORPORATED                                                                             245,519
      15,073   THE BUCKLE INCORPORATED<<                                                                             481,281
      18,838   THE CATO CORPORATION CLASS A                                                                          344,359
      15,879   TWEEN BRANDS INCORPORATED+                                                                             33,981
      12,893   ZUMIEZ INCORPORATED<<+                                                                                125,062
                                                                                                                   3,677,368
                                                                                                             ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.66%
      18,610   GYMBOREE CORPORATION<<+                                                                               397,324
      60,982   LIZ CLAIBORNE INCORPORATED+                                                                           150,626
      12,018   MAIDENFORM BRANDS INCORPORATED+                                                                       110,085
      81,354   QUIKSILVER INCORPORATED+                                                                              104,133
      21,285   SKECHERS U.S.A. INCORPORATED CLASS A+                                                                 141,971
      11,754   TRUE RELIGION APPAREL INCORPORATED<<+                                                                 138,815
      10,155   VOLCOM INCORPORATED<<+                                                                                 98,504
                                                                                                                   1,141,458
                                                                                                             ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.04%
      10,643   LITHIA MOTORS INCORPORATED CLASS A<<+                                                                  23,947
      11,866   MARINEMAX INCORPORATED+                                                                                23,257
      17,987   SONIC AUTOMOTIVE INCORPORATED<<+                                                                       28,779
                                                                                                                      75,983
                                                                                                             ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.30%
       8,981   MIDAS INCORPORATED+                                                                                    71,130
      24,523   WRIGHT EXPRESS CORPORATION+                                                                           446,809
                                                                                                                     517,939
                                                                                                             ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.07%
       8,989   M/I HOMES INCORPORATED<<+                                                                              62,833
      59,414   STANDARD-PACIFIC CORPORATION<<+                                                                        52,284
                                                                                                                     115,117
                                                                                                             ---------------
BUSINESS SERVICES: 9.76%
      34,396   AARON RENTS INCORPORATED<<                                                                            916,997
      28,542   ABM INDUSTRIES INCORPORATED                                                                           468,089
      14,021   ADMINISTAFF INCORPORATED                                                                              296,264
      20,882   AMN HEALTHCARE SERVICES INCORPORATED+                                                                 106,498
      16,944   ARBITRON INCORPORATED                                                                                 254,329

                   168 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
BUSINESS SERVICES (continued)
       8,926   BANKRATE INCORPORATED<<+                                                                      $       222,704
      28,079   BLACKBAUD INCORPORATED<<                                                                              325,997
      25,031   BLUE COAT SYSTEMS INCORPORATED+                                                                       300,622
      32,874   BRADY CORPORATION CLASS A                                                                             579,569
      19,185   CACI INTERNATIONAL INCORPORATED CLASS A<<+                                                            700,061
       9,083   CAPELLA EDUCATION COMPANY<<+                                                                          481,399
      38,730   CIBER INCORPORATED+                                                                                   105,733
      25,420   COGNEX CORPORATION                                                                                    339,357
      26,588   COMMVAULT SYSTEMS INCORPORATED+                                                                       291,670
       6,012   COMPUTER PROGRAMS & SYSTEMS INCORPORATED<<                                                            200,019
      11,750   COMSCORE INCORPORATED+                                                                                142,058
      27,023   CONCUR TECHNOLOGIES INCORPORATED<<+                                                                   518,571
      22,523   CSG SYSTEMS INTERNATIONAL INCORPORATED<<+                                                             321,628
      44,223   CYBERSOURCE CORPORATION+                                                                              654,943
      25,534   DEALERTRACK HOLDINGS INCORPORATED+                                                                    334,495
       5,694   EBIX INCORPORATED+                                                                                    141,496
      35,997   ECLIPSYS CORPORATION<<+                                                                               365,010
      38,404   EPICOR SOFTWARE CORPORATION<<+                                                                        146,319
       9,798   FORRESTER RESEARCH INCORPORATED+                                                                      201,447
      15,468   GERBER SCIENTIFIC INCORPORATED+                                                                        36,969
      15,827   GEVITY HR INCORPORATED                                                                                 62,517
      27,566   HEALTHCARE SERVICES GROUP                                                                             412,659
      15,698   HEARTLAND PAYMENT SYSTEMS INCORPORATED                                                                103,764
      10,496   HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                       186,199
      16,354   HMS HOLDINGS CORPORATION+                                                                             538,047
      55,881   INFORMATICA CORPORATION<<+                                                                            740,982
      22,389   INFOSPACE INCORPORATED+                                                                               116,423
      11,069   INTEGRAL SYSTEMS INCORPORATED MD+                                                                      95,193
      17,529   JDA SOFTWARE GROUP INCORPORATED+                                                                      202,460
      11,121   LOJACK CORPORATION+                                                                                    50,378
      15,100   MANHATTAN ASSOCIATES INCORPORATED<<+                                                                  261,532
      18,729   NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                             66,301
      20,092   OMNICELL INCORPORATED<<+                                                                              157,119
      22,882   ON ASSIGNMENT INCORPORATED+                                                                            62,010
      11,690   PCTEL INCORPORATED+                                                                                    50,267
      20,538   PERFICIENT INCORPORATED+                                                                              110,905
      27,491   PHASE FORWARD INCORPORATED+                                                                           351,610
      18,630   PHOENIX TECHNOLOGIES LIMITED+                                                                          30,181
       9,828   PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                         263,784
      25,579   PROGRESS SOFTWARE CORPORATION+                                                                        444,051
      11,639   QUALITY SYSTEMS INCORPORATED<<                                                                        526,665
      17,678   RADIANT SYSTEMS INCORPORATED+                                                                          77,960
      14,928   RADISYS CORPORATION<<+                                                                                 90,464
      17,914   SMITH MICRO SOFTWARE INCORPORATED+                                                                     93,690
      33,647   SPHERION CORPORATION+                                                                                  69,986
      11,675   SPSS INCORPORATED+                                                                                    331,920
       7,407   STARTEK INCORPORATED+                                                                                  22,962
      12,959   STRATASYS INCORPORATED<<+                                                                             107,171
      21,423   SYKES ENTERPRISES INCORPORATED+                                                                       356,264
      12,167   SYNNEX CORPORATION<<+                                                                                 239,325
      49,794   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                           415,780
      19,621   TALEO CORPORATION CLASS A+                                                                            231,920
      18,428   THE KNOT INCORPORATED+                                                                                151,110
      42,986   THQ INCORPORATED+                                                                                     130,677
      20,466   TRADESTATION GROUP INCORPORATED+                                                                      135,076
      27,747   TRUEBLUE INCORPORATED<<+                                                                              228,913

                   Wells Fargo Advantage Master Portfolios 169


Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
BUSINESS SERVICES (continued)
      52,659   UNITED ONLINE INCORPORATED                                                                    $       234,859
      12,993   VIAD CORPORATION                                                                                      183,461
       7,749   VOLT INFORMATION SCIENCE INCORPORATED+                                                                 51,531
      28,849   WEBSENSE INCORPORATED+                                                                                346,188
                                                                                                                  16,784,548
                                                                                                             ---------------
CASINO & GAMING: 0.16%
      38,454   PINNACLE ENTERTAINMENT INCORPORATED<<+                                                                270,716
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 3.62%
      12,947   AMERICAN VANGUARD CORPORATION                                                                         167,016
      15,960   ARCH CHEMICALS INCORPORATED                                                                           302,602
      18,281   ARQULE INCORPORATED<<+                                                                                 75,683
      11,659   BALCHEM CORPORATION                                                                                   292,991
      34,654   CALGON CARBON CORPORATION<<+                                                                          491,047
      18,723   CAMBREX CORPORATION+                                                                                   42,688
      12,489   CHATTEM INCORPORATED<<+                                                                               700,008
      36,889   CUBIST PHARMACEUTICALS INCORPORATED+                                                                  603,504
      31,145   HB FULLER COMPANY<<                                                                                   404,885
      10,007   MANNATECH INCORPORATED<<                                                                               33,323
      21,250   MARTEK BIOSCIENCES CORPORATION<<+                                                                     387,813
       7,893   NEWMARKET CORPORATION                                                                                 349,660
      15,959   NOVEN PHARMACEUTICALS INCORPORATED+                                                                   151,291
      19,534   OM GROUP INCORPORATED+                                                                                377,397
      22,327   PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                            211,437
      36,931   PAREXEL INTERNATIONAL CORPORATION+                                                                    359,339
       7,221   PENFORD CORPORATION                                                                                    26,212
      19,536   PHARMERICA CORPORATION<<+                                                                             325,079
      59,203   POLYONE CORPORATION+                                                                                  136,759
       6,998   QUAKER CHEMICAL CORPORATION                                                                            55,564
      30,809   SALIX PHARMACEUTICALS LIMITED+                                                                        292,686
       4,631   STEPAN COMPANY                                                                                        126,426
       9,381   SURMODICS INCORPORATED<<+                                                                             171,203
      13,518   ZEP INCORPORATED                                                                                      138,289
                                                                                                                   6,222,902
                                                                                                             ---------------
COAL MINING: 0.17%
      26,841   PENN VIRGINIA CORPORATION                                                                             294,714
                                                                                                             ---------------
COMMUNICATIONS: 1.39%
      19,140   ANIXTER INTERNATIONAL INCORPORATED<<+                                                                 606,355
      11,872   AUDIOVOX CORPORATION CLASS A+                                                                          40,721
      33,031   BRIGHTPOINT INCORPORATED+                                                                             141,374
      57,049   FAIRPOINT COMMUNICATIONS INCORPORATED<<+                                                               44,498
      28,344   GENERAL COMMUNICATION INCORPORATED CLASS A+                                                           189,338
      20,498   IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                         234,907
      28,170   J2 GLOBAL COMMUNICATIONS INCORPORATED+                                                                616,641
      50,192   LIVE NATION INCORPORATED<<+                                                                           134,013
      11,374   NEUTRAL TANDEM INCORPORATION+                                                                         279,914
      19,439   NOVATEL WIRELESS INCORPORATED+                                                                        109,247
                                                                                                                   2,397,008
                                                                                                             ---------------
COMPUTERS-INTEGRATED SYSTEMS: 0.04%
      14,533   AGILYSYS INCORPORATED                                                                                  62,492
                                                                                                             ---------------

                   170 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.11%
      14,442   CHEMED CORPORATION                                                                            $       561,794
      12,410   DREW INDUSTRIES INCORPORATED<<+                                                                       107,719
      42,074   EMCOR GROUP INCORPORATED+                                                                             722,411
      24,664   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                         385,745
      15,954   MATRIX SERVICE COMPANY+                                                                               131,142
                                                                                                                   1,908,811
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 7.43%
      30,568   BANK MUTUAL CORPORATION<<                                                                             276,946
      40,864   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                      143,433
      37,418   BROOKLINE BANCORP INCORPORATED<<                                                                      355,471
      18,005   CASCADE BANCORP<<                                                                                      29,348
      18,418   CENTRAL PACIFIC FINANCIAL CORPORATION<<+                                                              103,141
      11,650   COLUMBIA BANKING SYSTEM INCORPORATED                                                                   74,560
      20,918   COMMUNITY BANK SYSTEM INCORPORATED<<                                                                  350,377
      16,871   DIME COMMUNITY BANCSHARES                                                                             158,250
      40,862   EAST WEST BANCORP INCORPORATED<<                                                                      186,739
      48,646   FIRST BANCORP PUERTO RICO<<                                                                           207,232
      47,980   FIRST COMMONWEALTH FINANCIAL CORPORATION                                                              425,583
      20,422   FIRST FINANCIAL BANCORP                                                                               194,622
      13,336   FIRST FINANCIAL BANKSHARE<<                                                                           642,395
      31,174   FIRST MIDWEST BANCORP INCORPORATED<<                                                                  267,785
      37,525   FLAGSTAR BANCORP INCORPORATED<<+                                                                       28,144
      30,189   FRONTIER FINANCIAL CORPORATION<<+                                                                      33,208
      39,422   GLACIER BANCORP INCORPORATED                                                                          619,320
      15,290   HANCOCK HOLDING COMPANY<<                                                                             478,271
      23,836   HANMI FINANCIAL CORPORATION<<+                                                                         30,987
       8,531   HOME BANCSHARES INCORPORATED<<                                                                        170,364
      10,434   INDEPENDENT BANK CORPORATION (MASSACHUSETTS)                                                          153,902
      12,785   INDEPENDENT BANK CORPORATION (MICHIGAN)                                                                29,917
      12,187   IRWIN FINANCIAL CORPORATION+                                                                           23,765
      14,311   NARA BANK NATIONAL ASSOCIATION+                                                                        42,074
      52,639   NATIONAL PENN BANCSHARES INCORPORATED<<                                                               436,904
      20,928   NBT BANCORP INCORPORATED                                                                              452,882
      42,513   OLD NATIONAL BANCORP<<                                                                                474,870
      14,959   PETMED EXPRESS INCORPORATED+                                                                          246,524
      17,644   PRIVATEBANCORP INCORPORATED<<                                                                         255,132
      26,295   PROSPERITY BANCSHARES INCORPORATED<<                                                                  719,168
      21,481   PROVIDENT BANKSHARES CORPORATION<<                                                                    151,441
      15,058   S&T BANCORP INCORPORATED                                                                              319,380
      22,593   SIGNATURE BANK+                                                                                       637,800
      54,339   SOUTH FINANCIAL GROUP INCORPORATED<<                                                                   59,773
      11,565   STERLING BANCORPORATION (NEW YORK)                                                                    114,494
      46,937   STERLING BANCSHARES INCORPORATED (TEXAS)                                                              306,968
      33,586   STERLING FINANCIAL CORPORATION<<+                                                                      69,523
      55,202   SUSQUEHANNA BANCSHARES INCORPORATED<<                                                                 515,035
       4,277   TOMPKINS TRUST COMPANY INCORPORATED<<                                                                 183,911
      48,633   TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                            292,771
      75,184   UCBH HOLDINGS INCORPORATED                                                                            113,528
      18,894   UMB FINANCIAL CORPORATION                                                                             802,806
      38,577   UMPQUA HOLDINGS CORPORATION                                                                           349,508
      24,213   UNITED BANKSHARES INCORPORATED<<                                                                      417,432
      26,371   UNITED COMMUNITY BANKS INCORPORATED<<+                                                                109,702
      41,035   WHITNEY HOLDING CORPORATION                                                                           469,851
      12,390   WILSHIRE BANCORP INCORPORATED                                                                          63,932
      15,305   WINTRUST FINANCIAL CORPORATION                                                                        188,252
                                                                                                                  12,777,421
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 171


Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
DURABLE GOODS - CONSUMER: 0.09%
      12,209   STURM, RUGER & COMPANY INCORPORATED+                                                          $       150,537
                                                                                                             ---------------
EATING & DRINKING PLACES: 2.40%
      15,454   CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                202,138
      14,569   CEC ENTERTAINMENT INCORPORATED<<+                                                                     377,046
      35,027   CKE RESTAURANTS INCORPORATED                                                                          294,227
      14,355   CRACKER BARREL OLD COUNTRY STORE INCORPORATED<<                                                       411,127
       9,819   DINEEQUITY INCORPORATED<<+                                                                            116,453
      36,457   JACK IN THE BOX INCORPORATED+                                                                         849,084
       7,968   LANDRY'S RESTAURANTS INCORPORATED<<+                                                                   41,593
      13,663   O'CHARLEYS INCORPORATED+                                                                               41,126
      15,457   P.F. CHANG'S CHINA BISTRO INCORPORATED<<+                                                             353,656
      13,738   PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                314,188
       9,921   RED ROBIN GOURMET BURGERS INCORPORATED<<+                                                             174,907
      33,875   RUBY TUESDAY INCORPORATED                                                                              98,915
      12,408   RUTH'S CHRIS STEAK HOUSE INCORPORATED+                                                                 15,014
      38,822   SONIC CORPORATION<<+                                                                                  388,996
      18,404   STEAK N SHAKE COMPANY+                                                                                139,318
      32,516   TEXAS ROADHOUSE INCORPORATED CLASS A<<+                                                               309,877
                                                                                                                   4,127,665
                                                                                                             ---------------
EDUCATIONAL SERVICES: 0.35%
      10,241   AMERICAN PUBLIC EDUCATION INCORPORATED+                                                               430,736
      13,837   UNIVERSAL TECHNICAL INSTITUTE INCORPORATED<<+                                                         166,044
                                                                                                                     596,780
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 5.96%
      17,567   ALLETE INCORPORATED                                                                                   468,863
      11,082   AMERICAN STATES WATER COMPANY                                                                         402,498
      58,740   ATMOS ENERGY CORPORATION                                                                            1,358,069
      35,019   AVISTA CORPORATION                                                                                    482,562
       7,363   CENTRAL VERMONT PUBLIC SERVICE                                                                        127,380
      10,117   CH ENERGY GROUP INCORPORATED<<                                                                        474,487
      38,611   CLECO CORPORATION<<                                                                                   837,473
      28,772   EL PASO ELECTRIC COMPANY                                                                              405,397
      14,189   LACLEDE GROUP INCORPORATED                                                                            553,087
      27,127   NEW JERSEY RESOURCES                                                                                  921,775
      16,987   NORTHWEST NATURAL GAS COMPANY                                                                         737,576
      47,105   PIEDMONT NATURAL GAS COMPANY<<                                                                      1,219,548
      19,064   SOUTH JERSEY INDUSTRIES INCORPORATED                                                                  667,215
      28,485   SOUTHWEST GAS CORPORATION                                                                             600,179
      16,201   UIL HOLDINGS CORPORATION                                                                              361,606
      22,822   UNISOURCE ENERGY CORPORATION<<                                                                        643,352
                                                                                                                  10,261,067
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.81%
      16,515   ACTEL CORPORATION+                                                                                    167,132
      25,909   ACUITY BRANDS INCORPORATED<<                                                                          583,989
      78,075   ADAPTEC INCORPORATED+                                                                                 187,380
      20,943   ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                              157,701
      14,516   AO SMITH CORPORATION                                                                                  365,513
       8,328   APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                168,475
      78,897   ARRIS GROUP INCORPORATED+                                                                             581,471
      20,098   ATMI INCORPORATED+                                                                                    310,112
       8,082   AZZ INCORPORATED<<+                                                                                   213,284

                   172 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      29,650   BALDOR ELECTRIC COMPANY<<                                                                     $       429,629
       7,351   BEL FUSE INCORPORATED CLASS B                                                                          98,797
      41,820   BENCHMARK ELECTRONICS INCORPORATED+                                                                   468,384
      16,825   C&D TECHNOLOGIES INCORPORATED<<+                                                                       31,126
       4,963   CATAPULT COMMUNICATIONS CORPORATION+                                                                   34,592
      16,561   CERADYNE INCORPORATED<<+                                                                              300,251
      24,879   CHECKPOINT SYSTEMS INCORPORATED+                                                                      223,165
      18,031   COMTECH TELECOMMUNICATIONS CORPORATION+                                                               446,628
      21,633   CTS CORPORATION                                                                                        78,095
       9,938   CUBIC CORPORATION                                                                                     251,730
      19,013   CYMER INCORPORATED+                                                                                   423,229
      88,455   CYPRESS SEMICONDUCTOR CORPORATION+                                                                    598,840
      20,963   DIODES INCORPORATED<<+                                                                                222,417
      11,366   DIONEX CORPORATION<<+                                                                                 537,044
      17,212   DSP GROUP INCORPORATED+                                                                                74,356
      17,365   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                           102,801
       9,733   EMS TECHNOLOGIES INCORPORATED+                                                                        169,938
      27,520   EXAR CORPORATION+                                                                                     171,725
      14,768   GREATBATCH INCORPORATED+                                                                              285,761
      61,135   HARMONIC INCORPORATED+                                                                                397,378
      19,325   HELEN OF TROY LIMITED+                                                                                265,719
      12,122   HITTITE MICROWAVE CORPORATION+                                                                        378,206
      14,843   HUTCHINSON TECHNOLOGY INCORPORATED<<+                                                                  38,592
      13,923   LITTELFUSE INCORPORATED+                                                                              153,014
      19,911   MAGNETEK INCORPORATED+                                                                                 35,840
      14,545   MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                 80,434
      24,256   METHODE ELECTRONICS INCORPORATED                                                                       86,836
      29,334   MICREL INCORPORATED                                                                                   206,511
      51,982   MICROSEMI CORPORATION+                                                                                602,991
      27,274   MOOG INCORPORATED CLASS A+                                                                            623,745
       3,072   NATIONAL PRESTO INDUSTRIES INCORPORATED                                                               187,423
      13,122   PARK ELECTROCHEMICAL CORPORATION                                                                      226,748
      16,183   PERICOM SEMICONDUCTOR+                                                                                118,298
      25,232   PLEXUS CORPORATION+                                                                                   348,706
      20,187   REGAL-BELOIT CORPORATION<<                                                                            618,530
      10,021   ROGERS CORPORATION+                                                                                   189,196
     106,077   SKYWORKS SOLUTIONS INCORPORATED+                                                                      854,981
      14,037   STANDARD MICROSYSTEMS CORPORATION+                                                                    261,088
       8,249   SUPERTEX INCORPORATED<<+                                                                              190,552
      28,202   SYMMETRICOM INCORPORATED+                                                                              98,707
      21,823   SYNAPTICS INCORPORATED<<+                                                                             583,983
      26,281   TECHNITROL INCORPORATED                                                                                44,941
      42,467   TEKELEC<<+                                                                                            561,838
       8,479   TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                 49,178
      94,459   TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                  233,314
      27,441   TTM TECHNOLOGIES INCORPORATED<<+                                                                      159,158
       8,963   UNIVERSAL ELECTRONICS INCORPORATED+                                                                   162,230
      46,818   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED<<+                                           1,014,078
      17,482   VIASAT INCORPORATED+                                                                                  363,975
      12,553   VICOR CORPORATION+                                                                                     61,384
                                                                                                                  16,881,139
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.48%
       8,239   CDI CORPORATION                                                                                        80,083
      27,944   ERESEARCH TECHNOLOGY INCORPORATED+                                                                    146,985

                   Wells Fargo Advantage Master Portfolios 173


Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
       5,972   LANDAUER INCORPORATED                                                                         $       302,661
      11,154   MAXMUS INCORPORATED                                                                                   444,598
      40,507   REGENERON PHARMACEUTICAL INCORPORATED<<+                                                              561,427
       8,599   STANLEY INCORPORATED+                                                                                 218,329
      38,575   TETRA TECH INCORPORATED+                                                                              786,159
                                                                                                                   2,540,242
                                                                                                             ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.25%
      31,158   GRIFFON CORPORATION+                                                                                  233,685
       9,162   GULF ISLAND FABRICATION INCORPORATED+                                                                  73,388
      22,722   MOBILE MINI INCORPORATED+                                                                             261,757
      12,627   NCI BUILDING SYSTEMS INCORPORATED<<+                                                                   28,032
      24,147   QUANEX BUILDING PRODUCTS CORPORATION                                                                  183,517
      24,006   SIMPSON MANUFACTURING COMPANY INCORPORATED                                                            432,588
      11,263   VALMONT INDUSTRIES INCORPORATED                                                                       565,515
      18,821   WATTS WATER TECHNOLOGIES INCORPORATED<<                                                               368,139
                                                                                                                   2,146,621
                                                                                                             ---------------
FINANCE COMPANIES: 0.04%
      17,420   REWARDS NETWORK INCORPORATED+                                                                          60,970
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 1.88%
       6,488   BOSTON BEER COMPANY INCORPORATED<<+                                                                   135,340
       8,082   CAL-MAINE FOODS INCORPORATED<<                                                                        180,956
      52,415   DARLING INTERNATIONAL INCORPORATED<<+                                                                 194,460
      10,491   DIAMOND FOODS INCORPORATED                                                                            293,014
       8,935   J & J SNACK FOODS CORPORATION                                                                         309,062
      20,218   LANCE INCORPORATED                                                                                    420,939
       7,859   PEET'S COFFEE & TEA INCORPORATED+                                                                     169,912
      11,196   SANDERSON FARMS INCORPORATED                                                                          420,410
      20,223   TREEHOUSE FOODS INCORPORATED<<+                                                                       582,220
      27,525   UNITED NATURAL FOODS INCORPORATED+                                                                    522,149
                                                                                                                   3,228,462
                                                                                                             ---------------
FOOD STORES: 0.06%
      19,371   GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED<<+                                                  102,860
                                                                                                             ---------------
FOOTWEAR: 0.30%
      53,204   CROCS INCORPORATED<<+                                                                                  63,313
       8,391   DECKERS OUTDOOR CORPORATION<<+                                                                        445,059
                                                                                                                     508,372
                                                                                                             ---------------
FURNITURE & FIXTURES: 0.14%
      18,441   ETHAN ALLEN INTERIORS INCORPORATED<<                                                                  207,646
      32,999   LA-Z-BOY INCORPORATED<<+                                                                               41,249
                                                                                                                     248,895
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 0.83%
      25,310   CABELA'S INCORPORATED<<+                                                                              230,574
      32,580   CASEY'S GENERAL STORES INCORPORATED                                                                   868,583
      25,623   FRED'S INCORPORATED                                                                                   289,027
      16,289   STEIN MART INCORPORATED+                                                                               47,075
                                                                                                                   1,435,259
                                                                                                             ---------------

                   174 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
HEALTH SERVICES: 2.68%
      17,466   AMEDISYS INCORPORATED<<+                                                                      $       480,140
      20,177   AMSURG CORPORATION+                                                                                   319,805
       7,424   BIO-REFERENCE LABORATORIES INCORPORATED+                                                              155,236
       4,894   CORVEL CORPORATION+                                                                                    98,957
      19,727   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                129,212
      18,052   CRYOLIFE INCORPORATED+                                                                                 93,509
      20,850   ENZO BIOCHEM INCORPORATED+                                                                             83,817
      18,478   GENTIVA HEALTH SERVICES INCORPORATED+                                                                 280,866
      21,575   HEALTHWAYS INCORPORATED+                                                                              189,213
      25,222   INTERVAL LEISURE GROUP INCORPORATED+                                                                  133,677
      21,386   INVENTIV HEALTH INCORPORATED+                                                                         174,510
      11,890   LCA-VISION INCORPORATED<<+                                                                             34,598
       9,455   LHC GROUP INCORPORATED<<+                                                                             210,657
      23,472   MAGELLAN HEALTH SERVICES INCORPORATED+                                                                855,320
      12,577   MEDCATH CORPORATION+                                                                                   91,435
      29,284   MEDNAX INCORPORATED+                                                                                  862,999
      14,325   NAUTILUS GROUP INCORPORATED<<+                                                                          9,025
      21,020   ODYSSEY HEALTHCARE INCORPORATED+                                                                      203,894
      11,793   REHABCARE GROUP INCORPORATED+                                                                         205,670
                                                                                                                   4,612,540
                                                                                                             ---------------
HOLDING & OTHER INVESTMENT OFFICES: 4.28%
      21,734   ACADIA REALTY TRUST                                                                                   230,599
      51,994   BIOMED REALTY TRUST INCORPORATED                                                                      351,999
      28,518   CEDAR SHOPPING CENTERS INCORPORATED+                                                                   49,621
      31,158   COLONIAL PROPERTIES TRUST<<                                                                           118,712
      57,724   DIAMONDROCK HOSPITALITY<<+                                                                            231,473
      16,068   EASTGROUP PROPERTIES INCORPORATED                                                                     451,029
      22,262   ENTERTAINMENT PROPERTIES TRUST                                                                        350,849
      37,951   FRANKLIN STREET PROPERTIES CORPORATION<<                                                              466,797
      21,062   HOME PROPERTIES INCORPORATED<<                                                                        645,550
      37,190   INLAND REAL ESTATE CORPORATION                                                                        263,677
      21,188   KILROY REALTY CORPORATION                                                                             364,222
      21,805   KITE REALTY GROUP TRUST                                                                                53,422
      26,300   LASALLE HOTEL PROPERTIES                                                                              153,592
      14,832   LTC PROPERTIES INCORPORATED                                                                           260,153
      48,936   MEDICAL PROPERTIES TRUST INCORPORATED                                                                 178,616
      18,093   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                        557,807
      50,646   NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                             802,233
       9,854   PARKWAY PROPERTIES INCORPORATED                                                                       101,496
      28,324   POST PROPERTIES INCORPORATED                                                                          287,205
       9,574   PS BUSINESS PARKS INCORPORATED                                                                        352,802
      14,095   SOVRAN SELF STORAGE INCORPORATED                                                                      283,028
      20,300   TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                                          626,458
      13,721   URSTADT BIDDLE PROPERTIES INCORPORATED                                                                184,136
                                                                                                                   7,365,476
                                                                                                             ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.09%
      11,891   HAVERTY FURNITURE COMPANIES INCORPORATED<<+                                                           125,212
      19,872   TUESDAY MORNING CORPORATION+                                                                           25,237
                                                                                                                     150,449
                                                                                                             ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.09%
      13,529   MARCUS CORPORATION                                                                                    114,997
       7,337   MONARCH CASINO & RESORT INCORPORATED+                                                                  37,859
                                                                                                                     152,856
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 175


Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.27%
      36,149   ACTUANT CORPORATION CLASS A                                                                   $       373,419
      12,697   ASTEC INDUSTRIES INCORPORATED<<+                                                                      333,042
      11,239   BLACK BOX CORPORATION                                                                                 265,353
      31,931   BRIGGS & STRATTON CORPORATION<<                                                                       526,862
      40,829   BROOKS AUTOMATION INCORPORATED+                                                                       188,222
       5,426   CASCADE CORPORATION                                                                                    95,660
      19,261   DRIL-QUIP INCORPORATED<<+                                                                             591,313
      12,996   ENPRO INDUSTRIES INCORPORATED+                                                                        222,232
      33,212   GARDNER DENVER INCORPORATED+                                                                          722,029
      31,059   INTERMEC INCORPORATED+                                                                                323,014
      14,055   INTEVAC INCORPORATED+                                                                                  73,227
      17,655   JOHN BEAN TECHNOLOGIES CORPORATION                                                                    184,671
      21,561   KAYDON CORPORATION                                                                                    589,262
      39,138   KULICKE & SOFFA INDUSTRIES INCORPORATED<<+                                                            102,542
       7,873   LINDSAY MANUFACTURING COMPANY<<                                                                       212,571
       9,526   LUFKIN INDUSTRIES INCORPORATED                                                                        360,845
      51,526   MICROS SYSTEMS INCORPORATED+                                                                          966,113
      12,775   NATCO GROUP INCORPORATED+                                                                             241,831
      22,036   NETGEAR INCORPORATED+                                                                                 265,534
      31,731   OIL STATES INTERNATIONAL INCORPORATED+                                                                425,830
      21,016   ROBBINS & MYERS INCORPORATED                                                                          318,813
      16,928   SCANSOURCE INCORPORATED+                                                                              314,522
      22,951   TORO COMPANY<<                                                                                        554,955
      15,052   ULTRATECH INCORPORATED+                                                                               187,999
      18,173   WATSCO INCORPORATED<<                                                                                 618,427
                                                                                                                   9,058,288
                                                                                                             ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.20%
      16,075   EHEALTH INCORPORATED+                                                                                 257,361
      25,561   NATIONAL FINANCIAL PARTNERS CORPORATION+                                                               81,795
                                                                                                                     339,156
                                                                                                             ---------------
INSURANCE CARRIERS: 4.59%
       4,857   AMERICAN PHYSICIANS CAPITAL INCORPORATED                                                              198,748
      34,049   AMERIGROUP CORPORATION<<+                                                                             937,709
      12,087   AMERISAFE INCORPORATED+                                                                               185,173
      24,652   CATALYST HEALTH SOLUTIONS INCORPORATED+                                                               488,603
      27,572   CENTENE CORPORATION+                                                                                  496,847
      26,494   DELPHI FINANCIAL GROUP INCORPORATED CLASS A<<                                                         356,609
      31,310   HEALTHSPRING INCORPORATED+                                                                            262,065
       9,021   INFINITY PROPERTY & CASUALTY CORPORATION                                                              306,083
       8,975   MOLINA HEALTHCARE INCORPORATED<<+                                                                     170,705
      13,839   PRESIDENTIAL LIFE CORPORATION                                                                         107,806
      21,375   PROASSURANCE CORPORATION+                                                                             996,503
      11,436   RLI CORPORATION                                                                                       574,087
      10,455   SAFETY INSURANCE GROUP INCORPORATED                                                                   324,941
      33,781   SELECTIVE INSURANCE GROUP INCORPORATED<<                                                              410,777
      11,637   STEWART INFORMATION SERVICES CORPORATION                                                              226,922
       8,536   THE NAVIGATORS GROUP INCORPORATED+                                                                    402,728
      22,387   TOWER GROUP INCORPORATED                                                                              551,392
      14,336   UNITED FIRE & CASUALTY COMPANY                                                                        314,819
      23,925   ZENITH NATIONAL INSURANCE CORPORATION                                                                 576,832
                                                                                                                   7,889,349
                                                                                                             ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.25%
      32,771   GEO GROUP INCORPORATED+                                                                               434,216
                                                                                                             ---------------

                   176 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
LEATHER & LEATHER PRODUCTS: 0.28%
      27,130   BROWN SHOE COMPANY INCORPORATED                                                               $       101,738
      12,337   GENESCO INCORPORATED+                                                                                 232,306
      17,206   K-SWISS INCORPORATED+                                                                                 146,939
                                                                                                                     480,983
                                                                                                             ---------------
LEGAL SERVICES: 0.08%
       4,664   PRE-PAID LEGAL SERVICES INCORPORATED<<+                                                               135,396
                                                                                                             ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.37%
       6,754   DELTIC TIMBER CORPORATION                                                                             266,175
       4,356   SKYLINE CORPORATION                                                                                    82,808
      10,786   UNIVERSAL FOREST PRODUCTS<<                                                                           287,015
                                                                                                                     635,998
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 5.96%
      14,037   ABAXIS INCORPORATED<<+                                                                                241,998
      47,238   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED<<+                                                     526,704
       5,837   AMERICAN SCIENCE & ENGINEERING INCORPORATED                                                           325,705
       8,204   ANALOGIC CORPORATION<<                                                                                262,692
       5,930   AXSYS TECHNOLOGIES INCORPORATED+                                                                      249,297
      14,964   COHU INCORPORATED                                                                                     107,741
      18,609   CONMED CORPORATION+                                                                                   268,156
      28,929   COOPER COMPANIES INCORPORATED                                                                         764,883
      14,894   CYBERONICS INCORPORATED+                                                                              197,643
      16,780   ESCO TECHNOLOGIES INCORPORATED+                                                                       649,386
      19,032   ESTERLINE TECHNOLOGIES CORPORATION+                                                                   384,256
      10,731   FARO TECHNOLOGIES INCORPORATED+                                                                       144,225
      23,916   FEI COMPANY+                                                                                          369,024
      28,580   FOSSIL INCORPORATED+                                                                                  448,706
      16,302   HAEMONETICS CORPORATION+                                                                              897,914
       8,309   ICU MEDICAL INCORPORATED+                                                                             266,885
      15,515   II-VI INCORPORATED+                                                                                   266,548
      12,808   INTEGRA LIFESCIENCES HOLDINGS<<+                                                                      316,742
      57,540   ION GEOPHYSICAL CORPORATION+                                                                           89,762
       8,701   KEITHLEY INSTRUMENTS INCORPORATED                                                                      29,496
       7,380   KENSEY NASH CORPORATION+                                                                              156,973
      43,755   KOPIN CORPORATION+                                                                                    101,512
      25,897   MERIDIAN DIAGNOSTICS INCORPORATED                                                                     469,254
      18,008   MERIT MEDICAL SYSTEMS INCORPORATED+                                                                   219,878
      31,754   MKS INSTRUMENTS INCORPORATED+                                                                         465,831
      10,802   MTS SYSTEMS CORPORATION                                                                               245,746
      17,936   NATUS MEDICAL INCORPORATED+                                                                           152,635
       9,439   NEOGEN CORPORATION+                                                                                   206,053
      23,080   NEWPORT CORPORATION+                                                                                  102,014
      11,487   OSTEOTECH INCORPORATED+                                                                                40,090
      11,845   PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                                             85,995
      19,704   RUDOLPH TECHNOLOGIES INCORPORATED+                                                                     59,703
      17,045   SONIC SOLUTIONS<<+                                                                                     20,454
      22,968   SYMMETRY MEDICAL INCORPORATED+                                                                        144,928
      23,089   TELEDYNE TECHNOLOGIES INCORPORATED+                                                                   616,015
      21,311   THERAGENICS CORPORATION+                                                                               25,999
      20,632   VEECO INSTRUMENTS INCORPORATED<<+                                                                     137,615
      13,514   ZOLL MEDICAL CORPORATION+                                                                             194,061
                                                                                                                  10,252,519
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 177


Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.52%
      20,599   INVACARE CORPORATION                                                                          $       330,202
      38,803   PSS WORLD MEDICAL INCORPORATED<<+                                                                     556,823
                                                                                                                     887,025
                                                                                                             ---------------
METAL FABRICATE, HARDWARE: 0.14%
      10,835   CIRCOR INTERNATIONAL INCORPORATED                                                                     244,004
                                                                                                             ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.12%
      14,427   AMCOL INTERNATIONAL CORPORATION<<                                                                     214,097
                                                                                                             ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.94%
      45,354   CENTRAL GARDEN & PET COMPANY CLASS A+                                                                 341,062
      21,891   DAKTRONICS INCORPORATED<<                                                                             143,386
      39,633   HILLENBRAND INCORPORATED                                                                              634,524
      17,906   JAKKS PACIFIC INCORPORATED+                                                                           221,139
      10,675   LYDALL INCORPORATED+                                                                                   31,705
      11,054   RC2 CORPORATION+                                                                                       58,255
      10,787   RUSS BERRIE & COMPANY INCORPORATED+                                                                    14,239
      34,388   SHUFFLE MASTER INCORPORATED+                                                                           98,694
       7,920   STANDEX INTERNATIONAL CORPORATION                                                                      72,864
                                                                                                                   1,615,868
                                                                                                             ---------------
MISCELLANEOUS RETAIL: 1.20%
      13,795   BIG 5 SPORTING GOODS CORPORATION                                                                       80,977
       9,293   BLUE NILE INCORPORATED<<+                                                                             280,184
      18,925   CASH AMERICA INTERNATIONAL INCORPORATED                                                               296,366
      18,288   HIBBETT SPORTS INCORPORATED<<+                                                                        351,495
      25,224   HSN INCORPORATED+                                                                                     129,651
      16,573   JO ANN STORES INCORPORATED<<+                                                                         270,803
      11,574   NORTH AMERICAN WATCH CORPORATION                                                                       87,268
      19,620   NUTRI SYSTEM INCORPORATED<<                                                                           279,977
      48,903   OFFICEMAX INCORPORATED+                                                                               152,577
       9,113   STAMPS.COM INCORPORATED+                                                                               88,396
      20,440   ZALE CORPORATION<<+                                                                                    39,858
                                                                                                                   2,057,552
                                                                                                             ---------------
MOTION PICTURES: 0.10%
      19,500   AVID TECHNOLOGY INCORPORATED+                                                                         178,230
                                                                                                             ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.89%
      16,214   ARKANSAS BEST CORPORATION<<                                                                           308,390
      18,552   FORWARD AIR CORPORATION<<                                                                             301,099
      34,358   HEARTLAND EXPRESS INCORPORATED                                                                        508,842
      17,686   OLD DOMINION FREIGHT LINE INCORPORATED<<+                                                             415,444
                                                                                                                   1,533,775
                                                                                                             ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.45%
      16,562   FINANCIAL FEDERAL CORPORATION                                                                         350,783
      16,496   FIRST CASH FINANCIAL SERVICES INCORPORATED+                                                           246,120
      10,359   WORLD ACCEPTANCE CORPORATION<<+                                                                       177,139
                                                                                                                     774,042
                                                                                                             ---------------
OIL & GAS EXTRACTION: 1.56%
      35,797   ATWOOD OCEANICS INCORPORATED+                                                                         593,872
      14,439   BASIC ENERGY SERVICES INCORPORATED<<+                                                                  93,420

                   178 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
OIL & GAS EXTRACTION (continued)
       9,530   PETROLEUM DEVELOPMENT CORPORATION+                                                            $       112,549
      27,800   PETROQUEST ENERGY INCORPORATED<<+                                                                      66,720
      32,050   PIONEER DRILLING COMPANY+                                                                             105,124
      12,834   SEACOR HOLDINGS INCORPORATED<<+                                                                       748,351
      39,940   ST. MARY LAND & EXPLORATION COMPANY<<                                                                 528,406
      22,349   STONE ENERGY CORPORATION+                                                                              74,422
      10,584   SUPERIOR WELL SERVICES+                                                                                54,296
      19,822   SWIFT ENERGY COMPANY<<+                                                                               144,701
      48,244   TETRA TECHNOLOGIES INCORPORATED+                                                                      156,793
                                                                                                                   2,678,654
                                                                                                             ---------------
PAPER & ALLIED PRODUCTS: 0.69%
      24,775   BUCKEYE TECHNOLOGIES INCORPORATED+                                                                     52,771
       7,243   CLEARWATER PAPER CORPORATION+                                                                          58,161
       9,354   NEENAH PAPER INCORPORATED                                                                              33,955
      24,507   ROCK-TENN COMPANY CLASS A                                                                             662,914
       9,835   SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                         181,554
       8,119   STANDARD REGISTER COMPANY                                                                              37,185
      31,280   WAUSAU PAPER CORPORATION+                                                                             164,533
                                                                                                                   1,191,073
                                                                                                             ---------------
PERSONAL SERVICES: 0.64%
      19,070   COINSTAR INCORPORATED+                                                                                624,733
      11,859   G & K SERVICES INCORPORATED CLASS A<<                                                                 224,254
       9,168   UNIFIRST CORPORATION                                                                                  255,237
                                                                                                                   1,104,224
                                                                                                             ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.87%
      27,136   HEADWATERS INCORPORATED<<+                                                                             85,207
      26,319   HOLLY CORPORATION                                                                                     557,963
      10,577   WD-40 COMPANY                                                                                         255,329
      18,812   WORLD FUEL SERVICES CORPORATION<<                                                                     595,024
                                                                                                                   1,493,523
                                                                                                             ---------------
PHARMACEUTICALS: 0.34%
       8,560   KENDLE INTERNATIONAL INCORPORATED<<+                                                                  179,418
      30,523   SAVIENT PHARMACEUTICALS INCORPORATED<<+                                                               151,089
      49,620   VIROPHARMA INCORPORATED+                                                                              260,505
                                                                                                                     591,012
                                                                                                             ---------------
PRIMARY METAL INDUSTRIES: 1.71%
      29,852   BELDEN CDT INCORPORATED                                                                               373,449
      12,890   BRUSH ENGINEERED MATERIALS INCORPORATED+                                                              178,784
      35,364   CENTURY ALUMINUM COMPANY+                                                                              74,618
      28,981   CURTISS-WRIGHT CORPORATION                                                                            812,917
      17,280   GIBRALTAR INDUSTRIES INCORPORATED+                                                                     81,562
      23,809   MUELLER INDUSTRIES INCORPORATED                                                                       516,417
       5,779   OLYMPIC STEEL INCORPORATED                                                                             87,667
      14,799   RTI INTERNATIONAL METALS INCORPORATED+                                                                173,148
      17,733   TEXAS INDUSTRIES INCORPORATED<<                                                                       443,325
      12,388   TREDEGAR CORPORATION                                                                                  202,296
                                                                                                                   2,944,183
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 179


Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.10%
      17,501   BOWNE & COMPANY INCORPORATED                                                                  $        56,178
       7,145   CONSOLIDATED GRAPHICS INCORPORATED+                                                                    90,884
      18,629   EW SCRIPPS COMPANY+                                                                                    25,149
                                                                                                                     172,211
                                                                                                             ---------------
REAL ESTATE: 0.23%
      22,984   FORESTAR REAL ESTATE GROUP INCORPORATED<<+                                                            175,828
      19,789   MERITAGE CORPORATION<<+                                                                               225,990
                                                                                                                     401,818
                                                                                                             ---------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.93%
      54,994   EXTRA SPACE STORAGE INCORPORATED                                                                      303,017
      50,321   LEXINGTON CORPORATE PROPERTIES TRUST                                                                  119,764
      25,264   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST<<                                                            89,687
      77,178   SENIOR HOUSING PROPERTIES TRUST                                                                     1,082,036
                                                                                                                   1,594,504
                                                                                                             ---------------
RESTAURANTS: 0.24%
      11,466   BUFFALO WILD WINGS INCORPORATED<<+                                                                    419,426
                                                                                                             ---------------
RETAIL, TRADE & SERVICES: 0.29%
      33,176   MEN'S WEARHOUSE INCORPORATED                                                                          502,285
                                                                                                             ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.53%
      16,676   A. SCHULMAN INCORPORATED                                                                              225,960
      20,984   WEST PHARMACEUTICAL SERVICES INCORPORATED<<                                                           688,485
                                                                                                                     914,445
                                                                                                             ---------------
S&L THRIFTS-SOUTHERN US: 0.04%
      69,817   GUARANTY FINANCIAL GROUP INCORPORATED<<+                                                               73,308
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.91%
      11,801   GREENHILL & COMPANY INCORPORATED<<                                                                    871,504
      27,773   INVESTMENT TECHNOLOGY GROUP INCORPORATED<<+                                                           708,767
      33,655   LABRANCHE & COMPANY INCORPORATED+                                                                     125,870
      26,663   OPTIONSXPRESS HOLDINGS INCORPORATED                                                                   303,158
      10,053   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                 259,267
      17,330   STIFEL FINANCIAL CORPORATION<<+                                                                       750,562
      17,591   SWS GROUP INCORPORATED<<                                                                              273,188
                                                                                                                   3,292,316
                                                                                                             ---------------
SOCIAL SERVICES: 0.18%
       4,087   ALMOST FAMILY INCORPORATED<<+                                                                          78,021
      16,418   RES-CARE INCORPORATED+                                                                                239,046
                                                                                                                     317,067
                                                                                                             ---------------
SOFTWARE: 0.24%
      22,874   EPIQ SYSTEMS INCORPORATED<<+                                                                          412,418
                                                                                                             ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.93%
      17,843   APOGEE ENTERPRISES INCORPORATED                                                                       195,916
      14,998   CABOT MICROELECTRONICS CORPORATION+                                                                   360,402
      12,582   CARBO CERAMICS INCORPORATED<<                                                                         357,832
      27,920   EAGLE MATERIALS INCORPORATED                                                                          677,060
                                                                                                                   1,591,210
                                                                                                             ---------------

                   180 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
TEXTILE MILL PRODUCTS: 0.47%
      17,112   ALBANY INTERNATIONAL CORPORATION CLASS A                                                      $       154,864
      36,031   INTERFACE INCORPORATED                                                                                107,733
       8,736   OXFORD INDUSTRIES INCORPORATED                                                                         53,901
      31,741   WOLVERINE WORLD WIDE INCORPORATED                                                                     494,525
                                                                                                                     811,023
                                                                                                             ---------------
TEXTILES - PRODUCTS: 0.19%
      37,220   ICONIX BRAND GROUP INCORPORATED+                                                                      329,397
                                                                                                             ---------------
TOBACCO PRODUCTS: 0.13%
      57,035   ALLIANCE ONE INTERNATIONAL INCORPORATED+                                                              219,014
                                                                                                             ---------------
TRANSPORTATION BY AIR: 0.56%
       6,846   AIR METHODS CORPORATION+                                                                              115,766
      18,656   BRISTOW GROUP INCORPORATED<<+                                                                         399,798
      36,504   SKYWEST INCORPORATED                                                                                  454,110
                                                                                                                     969,674
                                                                                                             ---------------
TRANSPORTATION EQUIPMENT: 2.27%
      24,788   AAR CORPORATION<<+                                                                                    310,842
      10,010   AEROVIRONMENT INCORPORATED+                                                                           209,209
       7,653   ARCTIC CAT INCORPORATED<<+                                                                             29,311
      12,677   ATC TECHNOLOGY CORPORATION+                                                                           141,982
      56,515   BRUNSWICK CORPORATION                                                                                 194,977
      32,608   CLARCOR INCORPORATED                                                                                  821,396
      31,820   GENCORP INCORPORATED+                                                                                  67,458
      15,379   GROUP 1 AUTOMOTIVE INCORPORATED<<+                                                                    214,845
      14,896   HORNBECK OFFSHORE+                                                                                    227,015
      36,643   ORBITAL SCIENCES CORPORATION<<+                                                                       435,685
      20,822   POLARIS INDUSTRIES INCORPORATED<<                                                                     446,424
      20,952   SPARTAN MOTORS INCORPORATED                                                                            84,227
       7,669   STANDARD MOTOR PRODUCTS INCORPORATED+                                                                  21,090
      14,872   SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                                                        176,233
      10,626   TRIUMPH GROUP INCORPORATED                                                                            405,913
      19,679   WABASH NATIONAL CORPORATION+                                                                           24,205
      18,630   WINNEBAGO INDUSTRIES INCORPORATED<<+                                                                   98,925
                                                                                                                   3,909,737
                                                                                                             ---------------
TRANSPORTATION SERVICES: 0.24%
      24,246   HUB GROUP INCORPORATED CLASS A<<+                                                                     412,182
                                                                                                             ---------------
WATER TRANSPORTATION: 0.53%
      34,470   KIRBY CORPORATION<<+                                                                                  918,281
                                                                                                             ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.75%
      11,405   GREEN MOUNTAIN COFFEE ROASTERS INCORPORATED<<+                                                        547,440
      25,947   HAIN CELESTIAL GROUP INCORPORATED<<+                                                                  369,485
      18,069   MYERS INDUSTRIES INCORPORATED                                                                         110,944
       8,203   NASH FINCH COMPANY                                                                                    230,422
       7,544   PERRY ELLIS INTERNATIONAL INCORPORATED+                                                                26,102
      10,238   SCHOOL SPECIALTY INCORPORATED+                                                                        180,086
      14,236   SPARTAN STORES INCORPORATED                                                                           219,377
      11,666   THE ANDERSONS INCORPORATED                                                                            164,957
      20,306   TRACTOR SUPPLY COMPANY<<+                                                                             732,234
      15,197   UNITED STATIONERS INCORPORATED+                                                                       426,732
                                                                                                                   3,007,779
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 181


Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.63%
      10,597   A.M. CASTLE & COMPANY                                                                         $        94,525
      23,270   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                          392,565
      26,826   BARNES GROUP INCORPORATED                                                                             286,770
      16,062   DIGI INTERNATIONAL INCORPORATED+                                                                      123,196
      29,221   INSIGHT ENTERPRISES INCORPORATED+                                                                      89,416
      16,332   KAMAN CORPORATION CLASS A                                                                             204,803
      36,351   KNIGHT TRANSPORTATION INCORPORATED<<                                                                  551,081
       2,676   LAWSON PRODUCTS INCORPORATED                                                                           32,567
       7,766   MWI VETERINARY SUPPLY INCORPORATED+                                                                   221,176
      27,400   PEP BOYS-MANNY, MOE & JACK                                                                            120,834
      30,951   POOL CORPORATION<<                                                                                    414,737
      18,397   TYLER TECHNOLOGIES INCORPORATED+                                                                      269,152
                                                                                                                   2,800,822
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $281,827,465)                                                                          171,406,558
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 26.00%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 5.31%
   2,282,139   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    2,282,139
   2,282,139   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        2,282,139
   2,282,139   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          2,282,139
   2,282,139   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               2,282,139
                                                                                                                   9,128,556
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 20.69%
$    556,619   ABN AMRO BANK NV (CHICAGO)                                              2.06%    04/01/2009           556,619
     315,418   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.55     04/03/2009           315,418
     556,619   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.75     04/09/2009           556,619
      18,554   AMSTEL FUNDING CORPORATION++                                            1.50     04/06/2009            18,550
     649,389   AMSTERDAM FUNDING CORPORATION++                                         0.50     04/22/2009           649,200
      37,108   ANTALIS US FUNDING CORPORATION++                                        0.50     04/01/2009            37,108
     732,882   ANTALIS US FUNDING CORPORATION++(p)                                     0.68     04/21/2009           732,605
     797,821   BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38     04/01/2009           797,821
   2,078,045   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,078,059)               0.25     04/01/2009         2,078,045
     241,202   BANK OF IRELAND                                                         0.60     04/01/2009           241,202
   5,083,788   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $5,083,830)                                          0.30     04/01/2009         5,083,788
     241,202   BNP PARIBAS (PARIS)                                                     0.30     04/01/2009           241,202
     742,159   BRYANT BANK FUNDING LLC++(p)                                            0.47     04/20/2009           741,975
     797,821   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50     04/01/2009           797,821
     278,310   CALYON (LONDON)                                                         0.45     04/01/2009           278,310
     500,957   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60     04/08/2009           500,899
     519,615   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008             8,574
     400,050   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008             6,601
     519,511   CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85     04/01/2009           519,511
     166,986   CLIPPER RECEIVABLES CORPORATION++                                       0.85     04/03/2009           166,978
      49,539   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               2.25     10/01/2038            49,539
     333,972   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            3.50     12/15/2037           333,972
     890,591   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85     04/01/2009           890,591
     705,051   E.ON AG++                                                               0.60     04/22/2009           704,804
     185,540   EBBETS FUNDING LLC++                                                    0.60     04/06/2009           185,524
     278,310   EBBETS FUNDING LLC++                                                    0.60     04/07/2009           278,282

                   182 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    139,155   EDISON ASSET SECURITIZATION LLC++(p)                                    0.50%    04/21/2009   $       139,116
      37,108   ELYSIAN FUNDING LLC++                                                   0.55     04/06/2009            37,105
      74,216   ELYSIAN FUNDING LLC++                                                   0.60     04/01/2009            74,216
     185,540   ELYSIAN FUNDING LLC++                                                   0.60     04/07/2009           185,521
     324,695   ERASMUS CAPITAL CORPORATION++                                           0.50     04/06/2009           324,672
      92,770   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.50     04/21/2009            92,744
     556,619   GEMINI SECURITIZATION INCORPORATED++                                    0.55     04/14/2009           556,509
   1,005,718   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,005,723)               0.17     04/01/2009         1,005,718
      55,662   GRAMPIAN FUNDING LLC++                                                  0.58     04/06/2009            55,657
   1,894,636   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009           679,038
      30,614   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   2.75     11/01/2042            30,614
      37,108   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      1.00     01/01/2018            37,108
   1,855,397   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,855,409)               0.24     04/01/2009         1,855,397
      55,662   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  1.00     04/15/2025            55,662
     556,619   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88     04/08/2009           556,524
     236,749   LLOYDS TSB BANK PLC                                                     0.50     04/06/2009           236,732
     384,253   LLOYDS TSB BANK PLC                                                     0.50     04/09/2009           384,210
      14,843   LLOYDS TSB BANK PLC                                                     0.50     04/14/2009            14,841
     556,619   LMA AMERICAS LLC++                                                      0.57     04/29/2009           556,372
     649,389   MATCHPOINT MASTER TRUST++                                               0.43     04/27/2009           649,187
      79,782   MISSISSIPPI STATE GO+/-ss                                               5.00     11/01/2028            79,782
     241,202   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                  MARKET SECURITIES (MATURITY VALUE $241,206)                          0.66     04/01/2009           241,202
     742,159   NATIXIS                                                                 0.38     04/02/2009           742,159
      37,108   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                3.75     01/01/2018            37,108
     241,202   NORDEA BANK AB                                                          0.30     04/01/2009           241,202
     233,780   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/15/2009           233,730
     333,972   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/20/2009           333,875
     371,079   ROMULUS FUNDING CORPORATION++                                           0.90     04/24/2009           370,866
     185,540   ROMULUS FUNDING CORPORATION++(p)                                        1.00     04/22/2009           185,431
     556,619   SANPAOLO IMI US FINANCIAL COMPANY                                       0.49     04/21/2009           556,468
     649,389   SOCIETE GENERALE NY                                                     1.05     04/27/2009           649,693
     671,654   STARBIRD FUNDING CORPORATION++                                          0.60     04/30/2009           671,329
     185,540   STATE STREET CORPORATION                                                0.40     04/01/2009           185,540
     556,619   SURREY FUNDING CORPORATION++(p)                                         0.55     04/06/2009           556,577
     742,159   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53     04/20/2009           741,951
     649,389   TICONDEROGA MASTER FUNDING LIMITED++                                    0.45     04/28/2009           649,170
     649,389   TULIP FUNDING CORPORATION++(p)                                          0.50     04/15/2009           649,263
     686,497   UBS FINANCE (DELAWARE) LLC                                              0.55     04/23/2009           686,261
     649,389   UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70     04/27/2009           649,061
     278,310   VERSAILLES CP LLC++                                                     0.60     04/01/2009           278,310
     720,496   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.38     07/28/2008           331,428
     418,400   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.41     08/07/2008           192,464
     512,642   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.19     04/03/2008           235,815
     832,111   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.20     02/15/2008           382,771
     802,504   WHITE PINE FINANCE LLC+++/-####(a)(i)                                   1.15     02/22/2008           671,375
     111,324   WINDMILL FUNDING CORPORATION++                                          0.40     04/03/2009           111,321
     630,835   WINDMILL FUNDING CORPORATION++(p)                                       0.50     04/24/2009           630,634
                                                                                                                  35,593,287
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $46,697,599)                                                        44,721,843
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 183


Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL CAP INDEX PORTFOLIO

                                                                                    INTEREST     MATURITY
   SHARES      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
SHORT-TERM INVESTMENTS: 2.04%
   2,703,895   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                  $     2,703,895
                                                                                                             ---------------
  PRINCIPAL
------------
US TREASURY BILLS: 0.47%
$    155,000   US TREASURY BILL###                                                     0.14%    05/07/2009   $       154,973
     195,000   US TREASURY BILL###                                                     0.79     05/07/2009           194,966
     360,000   US TREASURY BILL###                                                     0.97     05/07/2009           359,937
      90,000   US TREASURY BILL###                                                     0.34     08/06/2009            89,916
                                                                                                                     799,792
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,503,265)                                                                     3,503,687
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $332,028,329)*                                                                 127.68%                 $   219,632,088
OTHER ASSETS AND LIABILITIES, NET                                                    (27.68)                     (47,607,840)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   172,024,248
                                                                                     ------                  ---------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $2,703,895.

#    Security pledged as collateral for futures transactions. (See Note 2)

##   Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is $335,475,797 and net unrealized appreciation (depreciation) consists of:

     Gross unrealized appreciation                $   6,505,721
     Gross unrealized depreciation                 (122,349,430)
                                                  -------------
     Net unrealized appreciation (depreciation)   $(115,843,709)

The accompanying notes are an integral part of these financial statements.

                   184 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 98.91%
AMUSEMENT & RECREATION SERVICES: 0.67%
     110,800   BALLY TECHNOLOGIES INCORPORATED+                                                              $     2,040,936
                                                                                                             ---------------
APPAREL & ACCESSORY STORES: 2.00%
     218,030   AMERICAN EAGLE OUTFITTERS INCORPORATED                                                              2,668,687
   1,012,450   WET SEAL INCORPORATED CLASS A+                                                                      3,401,832
                                                                                                                   6,070,519
                                                                                                             ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.24%
     126,820   COPART INCORPORATED+<<                                                                              3,761,481
                                                                                                             ---------------
BUSINESS SERVICES: 15.07%
     167,480   ART TECHNOLOGY GROUP INCORPORATED+                                                                    427,074
      98,480   BOTTOMLINE TECHNOLOGIES INCORPORATED+                                                                 647,998
     177,900   BRINK'S HOME SECURITY HOLDINGS+                                                                     4,020,540
     236,440   COGENT INCORPORATED+<<                                                                              2,813,636
     313,100   COMMVAULT SYSTEMS INCORPORATED+                                                                     3,434,707
     170,470   CONCUR TECHNOLOGIES INCORPORATED+<<                                                                 3,271,319
      50,080   HURON CONSULTING GROUP INCORPORATED+<<                                                              2,124,894
     206,000   INTEGRAL SYSTEMS INCORPORATED MD+                                                                   1,771,600
     153,900   JDA SOFTWARE GROUP INCORPORATED+                                                                    1,777,545
     247,450   PHASE FORWARD INCORPORATED+<<                                                                       3,164,886
     139,380   QUEST SOFTWARE INCORPORATED+                                                                        1,767,338
     116,000   S1 CORPORATION+                                                                                       597,400
     557,930   SKILLSOFT PLC ADR+                                                                                  3,732,552
     176,000   SRA INTERNATIONAL INCORPORATED CLASS A+                                                             2,587,200
     643,270   SUCCESSFACTORS INCORPORATED+<<                                                                      4,908,150
      60,310   SYKES ENTERPRISES INCORPORATED+<<                                                                   1,002,955
     182,820   TALEO CORPORATION CLASS A+                                                                          2,160,932
     213,080   TELETECH HOLDINGS INCORPORATED+                                                                     2,320,441
     184,600   ULTIMATE SOFTWARE GROUP INCORPORATED+<<                                                             3,186,196
                                                                                                                  45,717,363
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 5.74%
     260,150   ALNYLAM PHARMACEUTICALS INCORPORATED+<<                                                             4,953,256
     163,700   CRUCELL NV ADR+<<                                                                                   3,226,527
     165,000   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                       4,393,950
     275,900   NOVEN PHARMACEUTICALS INCORPORATED+                                                                 2,615,532
      64,130   SCOTTS MIRACLE-GRO COMPANY<<                                                                        2,225,311
                                                                                                                  17,414,576
                                                                                                             ---------------
COMMUNICATIONS: 4.31%
     136,100   GEOEYE INCORPORATED+<<                                                                              2,687,975
     251,100   NEUSTAR INCORPORATED CLASS A+                                                                       4,205,925
     250,750   NEUTRAL TANDEM INCORPORATION+                                                                       6,170,958
                                                                                                                  13,064,858
                                                                                                             ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.77%
     282,320   MATRIX SERVICE COMPANY+                                                                             2,320,670
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 1.69%
     111,860   SIGNATURE BANK+<<                                                                                   3,157,808
     168,460   TCF FINANCIAL CORPORATION<<                                                                         1,981,090
                                                                                                                   5,138,898
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 185


Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
EATING & DRINKING PLACES: 2.25%
      91,880   JACK IN THE BOX INCORPORATED+                                                                 $     2,139,885
     492,190   TEXAS ROADHOUSE INCORPORATED CLASS A+<<                                                             4,690,571
                                                                                                                   6,830,456
                                                                                                             ---------------
EDUCATIONAL SERVICES: 0.74%
     115,950   CORINTHIAN COLLEGES INCORPORATED+<<                                                                 2,255,228
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.21%
      13,270   CLEAN HARBORS INCORPORATED+                                                                           636,960
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 12.65%
     567,300   ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                        2,042,280
     855,810   ATMEL CORPORATION+                                                                                  3,106,590
     314,540   MACROVISION SOLUTIONS CORPORATION+<<                                                                5,595,667
     173,720   MICROSEMI CORPORATION+                                                                              2,015,152
     133,000   NETLOGIC MICROSYSTEMS INCORPORATED+<<                                                               3,654,840
     284,410   OSI SYSTEMS INCORPORATED+                                                                           4,340,097
     320,940   PMC-SIERRA INCORPORATED+<<                                                                          2,047,597
     280,420   POLYCOM INCORPORATED+<<                                                                             4,315,664
      32,110   REGAL-BELOIT CORPORATION<<                                                                            983,850
     126,965   SILICON LABORATORIES INCORPORATED+<<                                                                3,351,876
     325,490   TESSERA TECHNOLOGIES INCORPORATED+                                                                  4,351,801
     118,300   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                                           2,562,378
                                                                                                                  38,367,792
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.31%
      61,400   GEN-PROBE INCORPORATED+                                                                             2,798,612
     313,700   ISIS PHARMACEUTICALS INCORPORATED+<<                                                                4,708,637
      27,890   MYRIAD GENETICS INCORPORATED+<<                                                                     1,268,158
     106,900   RTI BIOLOGICS INCORPORATION+                                                                          304,665
      68,110   SEQUENOM INCORPORATED+<<                                                                              968,524
                                                                                                                  10,048,596
                                                                                                             ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.06%
     117,420   SHAW GROUP INCORPORATED+                                                                            3,218,482
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 3.82%
      69,990   HANSEN NATURAL CORPORATION+<<                                                                       2,519,640
     613,740   SMART BALANCE INCORPORATED+                                                                         3,706,990
     282,020   UNITED NATURAL FOODS INCORPORATED+<<                                                                5,349,919
                                                                                                                  11,576,549
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 0.99%
     324,730   99 CENTS ONLY STORES+<<                                                                             3,000,505
                                                                                                             ---------------
HEALTH SERVICES: 4.24%
     166,820   CARDIONET INCORPORATED+                                                                             4,680,969
     141,470   GENOPTIX INCORPORATED+<<                                                                            3,859,302
      92,200   IPC THE HOSPITALIST COMPANY+                                                                        1,754,566
     118,010   LINCARE HOLDINGS INCORPORATED+                                                                      2,572,618
                                                                                                                  12,867,455
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.48%
     700,600   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                        2,417,070
     292,400   DATA DOMAIN INCORPORATED+<<                                                                         3,675,468
     184,500   INTERMEC INCORPORATED+                                                                              1,918,800

                   186 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      93,400   KAYDON CORPORATION                                                                            $     2,552,622
                                                                                                                  10,563,960
                                                                                                             ---------------
INSURANCE CARRIERS: 3.71%
     134,410   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                          4,049,773
      50,300   ENSTAR GROUP LIMITED+<<                                                                             2,832,896
     184,090   VALIDUS HOLDINGS LIMITED<<                                                                          4,359,251
                                                                                                                  11,241,920
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 9.80%
      27,000   AXSYS TECHNOLOGIES INCORPORATED+                                                                    1,135,080
     336,550   CELERA CORPORATION+                                                                                 2,567,877
     760,750   DEXCOM INCORPORATED+                                                                                3,149,505
     471,708   INFINERA CORPORATION+<<                                                                             3,490,639
     125,960   MICRUS ENDOVASCULAR CORPORATION+                                                                      751,981
     496,740   ORTHOVITA INCORPORATED+                                                                             1,331,263
     236,700   SONOSITE INCORPORATED+                                                                              4,232,196
     230,190   THORATEC CORPORATION+<<                                                                             5,913,581
      99,300   VARIAN INCORPORATED+                                                                                2,357,382
     230,945   WRIGHT MEDICAL GROUP INCORPORATED+                                                                  3,009,213
     125,570   ZOLL MEDICAL CORPORATION+                                                                           1,803,185
                                                                                                                  29,741,902
                                                                                                             ---------------
MEDICAL PRODUCTS: 1.01%
   1,228,780   ATS MEDICAL INCORPORATED+<<(i)                                                                      3,071,950
                                                                                                             ---------------
MISCELLANEOUS REPAIR SERVICES: 0.62%
     140,100   DYNCORP INTERNATIONAL INCORPORATED+<<                                                               1,867,533
                                                                                                             ---------------
MISCELLANEOUS RETAIL: 1.32%
     281,300   DICK'S SPORTING GOODS INCORPORATED+<<                                                               4,014,151
                                                                                                             ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.69%
     345,800   HEARTLAND EXPRESS INCORPORATED<<                                                                    5,121,298
                                                                                                             ---------------
OIL & GAS EXTRACTION: 4.80%
     133,100   CONCHO RESOURCES INCORPORATED+                                                                      3,406,029
     122,780   CONTINENTAL RESOURCES INCORPORATED+<<                                                               2,604,164
     116,770   PETROHAWK ENERGY CORPORATION+<<                                                                     2,245,487
     433,510   TESCO CORPORATION+                                                                                  3,390,048
     298,940   WILLBROS GROUP INCORPORATED+<<                                                                      2,899,718
                                                                                                                  14,545,446
                                                                                                             ---------------
PERSONAL SERVICES: 2.80%
     206,500   COINSTAR INCORPORATED+                                                                              6,764,940
     259,400   ULTA SALON COSMETICS & FRAGRANCE INCORPORATED+                                                      1,717,228
                                                                                                                   8,482,168
                                                                                                             ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.51%
     195,290   DOLAN MEDIA COMPANY+                                                                                1,536,932
                                                                                                             ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.41%
     337,640   JARDEN CORPORATION+<<                                                                               4,277,899
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.46%
      89,320   JEFFERIES GROUP INCORPORATED<<                                                                      1,232,616

                   Wells Fargo Advantage Master Portfolios 187


Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
      89,500   LEGG MASON INCORPORATED<<                                                                     $     1,423,050
      90,300   RAYMOND JAMES FINANCIAL INCORPORATED<<                                                              1,778,910
                                                                                                                   4,434,576
                                                                                                             ---------------
TRANSPORTATION BY AIR: 1.74%
     135,490   AIR METHODS CORPORATION+                                                                            2,291,136
     340,010   CONTINENTAL AIRLINES INCORPORATED CLASS B+<<                                                        2,995,488
                                                                                                                   5,286,624
                                                                                                             ---------------
TRANSPORTATION EQUIPMENT: 0.48%
      83,800   FREIGHTCAR AMERICA INCORPORATED                                                                     1,469,014
                                                                                                             ---------------
TRANSPORTATION SERVICES: 1.26%
     223,970   HUB GROUP INCORPORATED CLASS A+<<                                                                   3,807,490
                                                                                                             ---------------
WATER TRANSPORTATION: 0.71%
     128,950   AEGEAN MARINE PETROLEUM NETWORK INCORPORATED<<                                                      2,159,913
                                                                                                             ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.35%
     188,650   TECH DATA CORPORATION+                                                                              4,108,799
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $337,449,574)                                                                          300,062,899
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 23.16%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.77%
   3,618,826   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    3,618,826
   3,618,826   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        3,618,826
   3,618,826   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          3,618,826
   3,618,826   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               3,618,826
                                                                                                                  14,475,304
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 18.39%
$    882,640   ABN AMRO BANK NV (CHICAGO)                                              2.06%    04/01/2009           882,640
     500,163   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.55     04/03/2009           500,163
     882,640   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.75     04/09/2009           882,640
      29,421   AMSTEL FUNDING CORPORATION++                                            1.50     04/06/2009            29,415
   1,029,747   AMSTERDAM FUNDING CORPORATION++                                         0.50     04/22/2009         1,029,447
      58,843   ANTALIS US FUNDING CORPORATION++                                        0.50     04/01/2009            58,843
   1,162,143   ANTALIS US FUNDING CORPORATION++(p)                                     0.68     04/21/2009         1,161,704
   1,265,118   BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38     04/01/2009         1,265,118
   3,295,191   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,295,214)            0.25     04/01/2009         3,295,191
     382,478   BANK OF IRELAND                                                         0.60     04/01/2009           382,478
   8,061,450   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $8,061,517)                                          0.30     04/01/2009         8,061,450
     382,478   BNP PARIBAS (PARIS)                                                     0.30     04/01/2009           382,478
   1,176,854   BRYANT BANK FUNDING LLC++(p)                                            0.47     04/20/2009         1,176,562
   1,265,118   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50     04/01/2009         1,265,118
     441,320   CALYON (LONDON)                                                         0.45     04/01/2009           441,320
     794,376   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60     04/08/2009           794,284
     689,048   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008            11,369
     530,496   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008             8,753
     823,798   CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85     04/01/2009           823,798
     264,792   CLIPPER RECEIVABLES CORPORATION++                                       0.85     04/03/2009           264,780

                  188 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     78,555   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               2.25%    10/01/2038   $        78,555
     529,584   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            3.50     12/15/2037           529,584
   1,412,225   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85     04/01/2009         1,412,225
   1,118,011   E.ON AG++                                                               0.60     04/22/2009         1,117,620
     294,213   EBBETS FUNDING LLC++                                                    0.60     04/06/2009           294,189
     441,320   EBBETS FUNDING LLC++                                                    0.60     04/07/2009           441,276
     220,660   EDISON ASSET SECURITIZATION LLC++(p)                                    0.50     04/21/2009           220,599
      58,843   ELYSIAN FUNDING LLC++                                                   0.55     04/06/2009            58,838
     117,685   ELYSIAN FUNDING LLC++                                                   0.60     04/01/2009           117,685
     294,213   ELYSIAN FUNDING LLC++                                                   0.60     04/07/2009           294,184
     514,874   ERASMUS CAPITAL CORPORATION++                                           0.50     04/06/2009           514,838
     147,107   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.50     04/21/2009           147,066
     882,640   GEMINI SECURITIZATION INCORPORATED++                                    0.55     04/14/2009           882,465
   1,594,784   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,594,792)               0.17     04/01/2009         1,594,784
      88,264   GRAMPIAN FUNDING LLC++                                                  0.58     04/06/2009            88,257
   2,512,428   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009           900,454
      48,545   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   2.75     11/01/2042            48,545
      58,843   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      1.00     01/01/2018            58,843
   2,942,135   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,942,155)               0.24     04/01/2009         2,942,135
      88,264   KANSAS CITY MO SPERCIAL OBLIGATION+/-ss                                 1.00     04/15/2025            88,264
     882,640   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88     04/08/2009           882,490
     375,416   LLOYDS TSB BANK PLC                                                     0.50     04/06/2009           375,390
     609,316   LLOYDS TSB BANK PLC                                                     0.50     04/09/2009           609,248
      23,537   LLOYDS TSB BANK PLC                                                     0.50     04/14/2009            23,533
     882,640   LMA AMERICAS LLC++                                                      0.57     04/29/2009           882,249
   1,029,747   MATCHPOINT MASTER TRUST++                                               0.43     04/27/2009         1,029,427
     126,512   MISSISSIPPI STATE GO+/-ss                                               5.00     11/01/2028           126,512
     382,478   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                  MARKET SECURITIES (MATURITY VALUE $382,485)                          0.66     04/01/2009           382,478
   1,176,854   NATIXIS                                                                 0.38     04/02/2009         1,176,854
      58,843   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                3.75     01/01/2018            58,843
     382,478   NORDEA BANK AB                                                          0.30     04/01/2009           382,478
     370,709   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/15/2009           370,630
     529,584   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/20/2009           529,431
     588,427   ROMULUS FUNDING CORPORATION++                                           0.90     04/24/2009           588,089
     294,213   ROMULUS FUNDING CORPORATION++(p)                                        1.00     04/22/2009           294,042
     882,640   SANPAOLO IMI US FINANCIAL COMPANY                                       0.49     04/21/2009           882,400
   1,029,747   SOCIETE GENERALE NY                                                     1.05     04/27/2009         1,030,230
   1,065,053   STARBIRD FUNDING CORPORATION++                                          0.60     04/30/2009         1,064,538
     294,213   STATE STREET CORPORATION                                                0.40     04/01/2009           294,212
     882,640   SURREY FUNDING CORPORATION++(p)                                         0.55     04/06/2009           882,573
   1,176,854   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53     04/20/2009         1,176,525
   1,029,747   TICONDEROGA MASTER FUNDING LIMITED++                                    0.45     04/28/2009         1,029,400
   1,029,747   TULIP FUNDING CORPORATION++(p)                                          0.50     04/15/2009         1,029,547
   1,088,590   UBS FINANCE (DELAWARE) LLC                                              0.55     04/23/2009         1,088,224
   1,029,747   UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70     04/27/2009         1,029,227
     441,320   VERSAILLES CP LLC++                                                     0.60     04/01/2009           441,320
     955,430   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.38     07/28/2008           439,498
     554,829   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.41     08/07/2008           255,222
     679,802   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.19     04/03/2008           312,709
   1,103,441   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.20     02/15/2008           507,583
   1,064,180   WHITE PINE FINANCE LLC+++/-####(a)(i)                                   1.15     02/22/2008           890,293
     176,528   WINDMILL FUNDING CORPORATION++                                          0.40     04/03/2009           176,524

                   Wells Fargo Advantage Master Portfolios 189


Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,000,326   WINDMILL FUNDING CORPORATION++(p)                                       0.50%    04/24/2009   $     1,000,006
                                                                                                                  55,789,682
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $72,463,406)                                                        70,264,986
                                                                                                             ---------------
   SHARES
------------
SHORT-TERM INVESTMENTS: 2.07%
   6,275,674   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                  $     6,275,674
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,275,674)                                                                     6,275,674
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $416,188,654)*                                                                 124.14%                 $   376,603,559
OTHER ASSETS AND LIABILITIES, NET                                                    (24.14)                     (73,229,168)
                                                                                    -------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   303,374,391
                                                                                    -------                  ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $6,275,674.

* Cost for federal income tax purposes is $420,258,157 and net unrealized appreciation (depreciation) consists of:

    Gross unrealized appreciation                $ 23,062,427
    Gross unrealized depreciation                 (66,717,025)
                                                 ------------
    Net unrealized appreciation (depreciation)   $(43,654,598)

The accompanying notes are an integral part of these financial statements.

                  190 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 98.82%
APPAREL & ACCESSORY STORES: 4.52%
     131,600   ABERCROMBIE & FITCH COMPANY CLASS A<<                                                         $     3,132,080
     279,100   DSW INCORPORATED CLASS A<<+                                                                         2,592,839
     180,700   J.CREW GROUP INCORPORATED<<+                                                                        2,381,626
     160,200   URBAN OUTFITTERS INCORPORATED<<+                                                                    2,622,474
                                                                                                                  10,729,019
                                                                                                             ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.99%
     236,400   HANESBRANDS INCORPORATED<<+                                                                         2,262,348
     253,990   VOLCOM INCORPORATED<<+                                                                              2,463,703
                                                                                                                   4,726,051
                                                                                                             ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.55%
     299,920   ASBURY AUTOMOTIVE GROUP INCORPORATED+                                                               1,292,655
                                                                                                             ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.84%
     147,560   PERINI CORPORATION<<+                                                                               1,814,988
     152,500   RYLAND GROUP INCORPORATED<<                                                                         2,540,650
                                                                                                                   4,355,638
                                                                                                             ---------------
BUSINESS SERVICES: 7.66%
     385,440   AIRCASTLE LIMITED                                                                                   1,792,296
      61,220   MICROSTRATEGY INCORPORATED CLASS A<<+                                                               2,093,112
     298,660   NCR CORPORATION+                                                                                    2,374,347
     453,044   ON ASSIGNMENT INCORPORATED+                                                                         1,227,749
      92,510   PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                       2,482,968
     167,470   RENT-A-CENTER INCORPORATED+                                                                         3,243,894
     190,640   SYNNEX CORPORATION<<+                                                                               3,749,889
     164,700   TAL INTERNATIONAL GROUP INCORPORATED<<+                                                             1,205,604
                                                                                                                  18,169,859
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 5.69%
     130,080   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                              3,539,477
      97,700   CYTEC INDUSTRIES INCORPORATED                                                                       1,467,454
     266,350   ELIZABETH ARDEN INCORPORATED+                                                                       1,552,821
      45,300   FMC CORPORATION                                                                                     1,954,242
     265,020   ROCKWOOD HOLDINGS INCORPORATED+                                                                     2,104,259
     598,020   USEC INCORPORATED<<+                                                                                2,870,496
                                                                                                                  13,488,749
                                                                                                             ---------------
COMMUNICATIONS: 1.88%
   1,937,500   CINCINNATI BELL INCORPORATED<<+                                                                     4,456,250
                                                                                                             ---------------
COMMUNICATIONS EQUIPMENT: 0.82%
     170,900   COMMSCOPE INCORPORATED+                                                                             1,941,424
                                                                                                             ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.35%
      82,320   CHEMED CORPORATION                                                                                  3,202,248
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 11.03%
      28,390   BANK OF THE OZARKS INCORPORATED                                                                       655,241
     281,610   BROOKLINE BANCORP INCORPORATED<<                                                                    2,675,295
      56,300   CITY NATIONAL CORPORATION                                                                           1,901,251
     219,140   EAST WEST BANCORP INCORPORATED<<                                                                    1,001,470
     210,900   FIRST HORIZON NATIONAL CORPORATION<<+                                                               2,265,066
     166,100   PACWEST BANCORP<<                                                                                   2,380,213
     160,840   PRIVATEBANCORP INCORPORATED<<                                                                       2,325,746

                   Wells Fargo Advantage Master Portfolios 191


Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
DEPOSITORY INSTITUTIONS (continued)
     108,900   SVB FINANCIAL GROUP<<+                                                                        $     2,179,089
     218,400   TCF FINANCIAL CORPORATION<<                                                                         2,568,384
     218,210   UMPQUA HOLDINGS CORPORATION                                                                         1,976,983
     175,100   WASHINGTON FEDERAL INCORPORATED                                                                     2,327,079
     147,720   WESTERN ALLIANCE BANCORP<<+                                                                           673,603
     117,460   WILMINGTON TRUST CORPORATION<<                                                                      1,138,187
     171,790   WINTRUST FINANCIAL CORPORATION                                                                      2,113,017
                                                                                                                  26,180,624
                                                                                                             ---------------
EATING & DRINKING PLACES: 2.62%
     468,080   CKE RESTAURANTS INCORPORATED                                                                        3,931,872
     227,910   SONIC CORPORATION+                                                                                  2,283,658
                                                                                                                   6,215,530
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 4.19%
     141,100   ENERGEN CORPORATION                                                                                 4,110,243
     298,880   NV ENERGY INCORPORATED                                                                              2,806,483
     171,660   PORTLAND GENERAL ELECTRIC COMPANY<<                                                                 3,019,499
                                                                                                                   9,936,225
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT: 7.07%
     440,190   ARRIS GROUP INCORPORATED<<+                                                                         3,244,200
     126,250   COMTECH TELECOMMUNICATIONS CORPORATION+                                                             3,127,213
     316,350   OMNIVISION TECHNOLOGIES INCORPORATED<<+                                                             2,125,872
     975,340   ON SEMICONDUCTOR CORPORATION+                                                                       3,803,826
   1,363,840   RF MICRO DEVICES INCORPORATED+                                                                      1,813,907
     457,160   TTM TECHNOLOGIES INCORPORATED<<+                                                                    2,651,528
                                                                                                                  16,766,546
                                                                                                             ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.95%
     154,380   SUN HYDRAULICS CORPORATION<<                                                                        2,255,492
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 0.88%
      83,450   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                            897,922
      56,630   CORN PRODUCTS INTERNATIONAL INCORPORATED                                                            1,200,556
                                                                                                                   2,098,478
                                                                                                             ---------------
FOOD STORES: 0.66%
     162,610   WINN-DIXIE STORES INCORPORATED+                                                                     1,554,552
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 1.02%
     264,810   CABELA'S INCORPORATED<<+                                                                            2,412,419
                                                                                                             ---------------
HEALTH SERVICES: 0.94%
     255,340   HEALTHWAYS INCORPORATED+                                                                            2,239,332
                                                                                                             ---------------
HOLDING & OTHER INVESTMENT OFFICES: 8.21%
     126,940   AMERICAN CAMPUS COMMUNITIES                                                                         2,203,678
     324,290   BIOMED REALTY TRUST INCORPORATED                                                                    2,195,443
     121,390   CORPORATE OFFICE PROPERTIES TRUST                                                                   3,014,114
      88,500   DIGITAL REALITY TRUST INCORPORATED<<                                                                2,936,430
     166,970   EQUITY ONE INCORPORATED<<                                                                           2,035,364
     270,050   FIRST POTOMAC REALTY TRUST                                                                          1,984,868
     226,380   LASALLE HOTEL PROPERTIES                                                                            1,322,059
     175,300   REDWOOD TRUST INCORPORATED                                                                          2,690,855
     420,994   SUNSTONE HOTEL INVESTORS INCORPORATED<<                                                             1,107,214
                                                                                                                  19,490,025
                                                                                                             ---------------

                   192 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 3.58%
     374,020   AMERISTAR CASINOS INCORPORATED                                                                $     4,705,172
     557,940   BOYD GAMING CORPORATION<<+                                                                          2,081,116
     206,310   GAYLORD ENTERTAINMENT COMPANY<<+                                                                    1,718,562
                                                                                                                   8,504,850
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.16%
     332,910   VERIGY LIMITED+                                                                                     2,746,508
                                                                                                             ---------------
INSURANCE CARRIERS: 4.87%
     338,950   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                     1,410,032
     117,271   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                          3,533,381
     196,050   ASSURED GUARANTY LIMITED<<                                                                          1,327,259
      87,010   PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                              2,467,604
     128,710   UNITED FIRE & CASUALTY COMPANY                                                                      2,826,472
                                                                                                                  11,564,748
                                                                                                             ---------------
LEATHER & LEATHER PRODUCTS: 1.36%
     171,800   GENESCO INCORPORATED+                                                                               3,234,994
                                                                                                             ---------------
METAL FABRICATE, HARDWARE: 1.18%
     356,640   CHART INDUSTRIES INCORPORATED+                                                                      2,810,323
                                                                                                             ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.54%
     243,910   RC2 CORPORATION+                                                                                    1,285,406
                                                                                                             ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.71%
     483,700   APOLLO INVESTMENT CORPORATION<<                                                                     1,683,276
                                                                                                             ---------------
OIL & GAS EXTRACTION: 4.31%
     333,310   BERRY PETROLEUM COMPANY CLASS A<<                                                                   3,653,078
     255,400   CALLAWAY GOLF COMPANY                                                                               1,833,772
     638,300   GLOBAL INDUSTRIES LIMITED<<+                                                                        2,451,072
      88,820   WHITING PETROLEUM CORPORATION+                                                                      2,295,997
                                                                                                                  10,233,919
                                                                                                             ---------------
PAPER & ALLIED PRODUCTS: 0.94%
     414,200   TEMPLE-INLAND INCORPORATED<<                                                                        2,224,254
                                                                                                             ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.09%
     540,350   HEADWATERS INCORPORATED<<+                                                                          1,696,699
     154,100   HOLLY CORPORATION                                                                                   3,266,920
                                                                                                                   4,963,619
                                                                                                             ---------------
PRIMARY METAL INDUSTRIES: 1.61%
     147,810   BELDEN CDT INCORPORATED                                                                             1,849,103
     223,700   STEEL DYNAMICS INCORPORATED                                                                         1,970,797
                                                                                                                   3,819,900
                                                                                                             ---------------
REAL ESTATE: 0.71%
     244,500   DUPONT FABROS TECHNOLOGY INCORPORATION+                                                             1,682,160
                                                                                                             ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.67%
     396,180   COOPER TIRE & RUBBER COMPANY<<                                                                      1,600,567
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.99%
      85,100   LAZARD LIMITED<<                                                                                    2,501,940
     112,400   RAYMOND JAMES FINANCIAL INCORPORATED<<                                                              2,214,280
                                                                                                                   4,716,220
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 193


Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
SOCIAL SERVICES: 1.22%
     199,380   RES-CARE INCORPORATED+                                                                        $     2,902,973
                                                                                                             ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.10%
       9,950   CABOT MICROELECTRONICS CORPORATION+                                                                   239,099
                                                                                                             ---------------
TRANSPORTATION BY AIR: 3.23%
     718,840   AIRTRAN HOLDINGS INCORPORATED<<+                                                                    3,270,722
     183,760   ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED<<+                                                        3,188,236
     266,200   UAL CORPORATION<<+                                                                                  1,192,576
                                                                                                                   7,651,534
                                                                                                             ---------------
TRANSPORTATION SERVICES: 0.85%
      99,170   GATX CORPORATION                                                                                    2,006,209
                                                                                                             ---------------
WHOLESALE TRADE-DURABLE GOODS: 3.83%
     237,990   A.M. CASTLE & COMPANY                                                                               2,122,871
     183,310   BARNES GROUP INCORPORATED                                                                           1,959,584
     117,500   BORGWARNER INCORPORATED<<+                                                                          2,385,250
     145,020   WESCO INTERNATIONAL INCORPORATED+                                                                   2,627,760
                                                                                                                   9,095,465
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $368,197,291)                                                                          234,477,140
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 22.64%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.68%
   2,778,000   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    2,778,000
   2,778,000   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        2,778,000
   2,778,000   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          2,778,000
   2,778,000   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               2,778,000
                                                                                                                  11,112,000
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 17.96%
$    677,561   ABN AMRO BANK NV (CHICAGO)                                              2.06%    04/01/2009           677,561
     383,951   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.55     04/03/2009           383,951
     677,561   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.75     04/09/2009           677,561
      22,585   AMSTEL FUNDING CORPORATION++                                            1.50     04/06/2009            22,581
     790,488   AMSTERDAM FUNDING CORPORATION++                                         0.50     04/22/2009           790,257
      45,171   ANTALIS US FUNDING CORPORATION++                                        0.50     04/01/2009            45,171
     892,122   ANTALIS US FUNDING CORPORATION++(p)                                     0.68     04/21/2009           891,785
     971,171   BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38     04/01/2009           971,171
   2,529,561   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,529,579)               0.25     04/01/2009         2,529,561
     293,610   BANK OF IRELAND                                                         0.60     04/01/2009           293,610
   6,188,391   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $6,188,443)                                          0.30     04/01/2009         6,188,391
     293,610   BNP PARIBAS (PARIS)                                                     0.30     04/01/2009           293,610
     903,415   BRYANT BANK FUNDING LLC++(p)                                            0.47     04/20/2009           903,191
     971,171   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50     04/01/2009           971,171
     338,781   CALYON (LONDON)                                                         0.45     04/01/2009           338,781
     609,805   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60     04/08/2009           609,734
     482,407   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008             7,960
     371,404   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008             6,128
     632,390   CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85     04/01/2009           632,390
     203,268   CLIPPER RECEIVABLES CORPORATION++                                       0.85     04/03/2009           203,259
      60,303   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               2.25     10/01/2038            60,303
     406,537   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            3.50     12/15/2037           406,537

                   194 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,084,098   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85%    04/01/2009   $     1,084,098
     858,244   E.ON AG++                                                               0.60     04/22/2009           857,944
     225,854   EBBETS FUNDING LLC++                                                    0.60     04/06/2009           225,835
     338,781   EBBETS FUNDING LLC++                                                    0.60     04/07/2009           338,747
     169,390   EDISON ASSET SECURITIZATION LLC++(p)                                    0.50     04/21/2009           169,343
      45,171   ELYSIAN FUNDING LLC++                                                   0.55     04/06/2009            45,167
      90,341   ELYSIAN FUNDING LLC++                                                   0.60     04/01/2009            90,341
     225,854   ELYSIAN FUNDING LLC++                                                   0.60     04/07/2009           225,831
     395,244   ERASMUS CAPITAL CORPORATION++                                           0.50     04/06/2009           395,216
     112,927   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.50     04/21/2009           112,895
     677,561   GEMINI SECURITIZATION INCORPORATED++                                    0.55     04/14/2009           677,426
   1,224,240   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,224,246)               0.17     04/01/2009         1,224,240
      67,756   GRAMPIAN FUNDING LLC++                                                  0.58     04/06/2009            67,751
   1,758,967   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009           630,414
      37,266   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   2.75     11/01/2042            37,266
      45,171   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      1.00     01/01/2018            45,171
   2,258,537   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,258,552)               0.24     04/01/2009         2,258,537
      67,756   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  1.00     04/15/2025            67,756
     677,561   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88     04/08/2009           677,446
     288,189   LLOYDS TSB BANK PLC                                                     0.50     04/06/2009           288,169
     467,743   LLOYDS TSB BANK PLC                                                     0.50     04/09/2009           467,691
      18,068   LLOYDS TSB BANK PLC                                                     0.50     04/14/2009            18,065
     677,561   LMA AMERICAS LLC++                                                      0.57     04/29/2009           677,261
     790,488   MATCHPOINT MASTER TRUST++                                               0.43     04/27/2009           790,242
      97,117   MISSISSIPPI STATE GO+/-ss                                               5.00     11/01/2028            97,117
     293,610   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                  MARKET SECURITIES (MATURITY VALUE $293,615)                          0.66     04/01/2009           293,610
     903,415   NATIXIS                                                                 0.38     04/02/2009           903,415
      45,171   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                3.75     01/01/2018            45,171
     293,610   NORDEA BANK AB                                                          0.30     04/01/2009           293,610
     284,576   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/15/2009           284,515
     406,537   REGENCY MARKETS #1 LLC++(p)                                             0.55     04/20/2009           406,419
     451,707   ROMULUS FUNDING CORPORATION++                                           0.90     04/24/2009           451,448
     225,854   ROMULUS FUNDING CORPORATION++(p)                                        1.00     04/22/2009           225,722
     677,561   SANPAOLO IMI US FINANCIAL COMPANY                                       0.49     04/21/2009           677,377
     790,488   SOCIETE GENERALE NY                                                     1.05     04/27/2009           790,858
     817,590   STARBIRD FUNDING CORPORATION++                                          0.60     04/30/2009           817,195
     225,854   STATE STREET CORPORATION                                                0.40     04/01/2009           225,854
     677,561   SURREY FUNDING CORPORATION++(p)                                         0.55     04/06/2009           677,509
     903,415   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53     04/20/2009           903,162
     790,488   TICONDEROGA MASTER FUNDING LIMITED++                                    0.45     04/28/2009           790,221
     790,488   TULIP FUNDING CORPORATION++(p)                                          0.50     04/15/2009           790,334
     835,659   UBS FINANCE (DELAWARE) LLC                                              0.55     04/23/2009           835,378
     790,488   UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70     04/27/2009           790,088
     338,781   VERSAILLES CP LLC++                                                     0.60     04/01/2009           338,781
     668,903   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.38     07/28/2008           307,695
     388,440   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.41     08/07/2008           178,682
     475,934   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.19     04/03/2008           218,929
     772,526   VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.20     02/15/2008           355,362
     745,039   WHITE PINE FINANCE LLC+++/-####(a)(i)                                   1.15     02/22/2008           623,300
     135,512   WINDMILL FUNDING CORPORATION++                                          0.40     04/03/2009           135,509
     767,902   WINDMILL FUNDING CORPORATION++(p)                                       0.50     04/24/2009           767,654
                                                                                                                  42,602,431
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $55,177,776)                                                        53,714,431
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 195


Portfolio of Investments--March 31, 2009 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
SHORT-TERM INVESTMENTS: 3.18%
   7,560,543   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                  $     7,560,543
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,560,543)                                                                     7,560,543
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $430,935,610)*                                                              124.64%                 $   295,752,114
OTHER ASSETS AND LIABILITIES, NET                                                    (24.64)                     (58,471,469)
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   237,280,645
                                                                                     ------                  ---------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $7,560,543.

* Cost for federal income tax purposes is $433,513,410 and net unrealized appreciation (depreciation) consists of:

     Gross unrealized appreciation                $   8,553,178
     Gross unrealized depreciation                 (146,314,474)
                                                  -------------
     Net unrealized appreciation (depreciation)   $(137,761,296)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 196


Portfolio of Investments--March 31, 2009 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 95.30%
AMUSEMENT & RECREATION SERVICES: 0.33%
     132,890   CENTURY CASINOS INCORPORATED+                                                                 $       205,980
      15,000   WMS INDUSTRIES INCORPORATED+                                                                          313,650
                                                                                                                     519,630
                                                                                                             ---------------
APPAREL & ACCESSORY STORES: 3.67%
      43,700   ANN TAYLOR STORES CORPORATION+                                                                        227,240
      80,300   BEBE STORES INCORPORATED                                                                              535,601
      40,511   CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                 330,165
     210,000   CHARMING SHOPPES INCORPORATED+                                                                        294,000
      75,200   CHICO'S FAS INCORPORATED+                                                                             403,824
      78,900   CHRISTOPHER & BANKS CORPORATION                                                                       322,701
      16,000   CITI TRENDS INCORPORATED+                                                                             366,240
     135,200   COLDWATER CREEK INCORPORATED+                                                                         339,352
      57,585   COLLECTIVE BRANDS INCORPORATED+                                                                       560,878
      91,006   DELIA*S INCORPORATED+                                                                                 152,890
     282,800   NEW YORK AND COMPANY INCORPORATED+                                                                  1,003,940
      14,000   STAGE STORES INCORPORATED                                                                             141,120
      38,700   THE CATO CORPORATION CLASS A                                                                          707,436
      95,600   WET SEAL INCORPORATED CLASS A+                                                                        321,216
                                                                                                                   5,706,603
                                                                                                             ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.64%
       4,900   COLUMBIA SPORTSWEAR COMPANY                                                                           146,608
      49,200   DESTINATION MATERNITY CORPORATION+                                                                    310,452
      46,600   MAIDENFORM BRANDS INCORPORATED+                                                                       426,856
      16,200   SKECHERS U.S.A. INCORPORATED CLASS A+                                                                 108,054
                                                                                                                     991,970
                                                                                                             ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.16%
      66,045   MONRO MUFFLER BRAKE INCORPORATED                                                                    1,805,010
                                                                                                             ---------------
BIOPHARMACEUTICALS: 0.08%
       1,800   CEPHALON INCORPORATED+                                                                                122,580
                                                                                                             ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.49%
      20,606   CAVCO INDUSTRIES INCORPORATED+                                                                        486,302
      87,065   PALM HARBOR HOMES INCORPORATED+                                                                       194,155
       7,000   PERINI CORPORATION+                                                                                    86,100
                                                                                                                     766,557
                                                                                                             ---------------
BUSINESS SERVICES: 13.27%
     409,130   3COM CORPORATION+                                                                                   1,264,212
      44,985   ABM INDUSTRIES INCORPORATED                                                                           737,754
      67,800   AMERICAN SOFTWARE INCORPORATED CLASS A                                                                357,306
     312,900   APAC CUSTOMER SERVICES INCORPORATED+                                                                1,063,860
     261,007   ASSET ACCEPTANCE CAPITAL CORPORATION+                                                               1,385,947
      21,900   BARRETT BUSINESS SERVICES INCORPORATED                                                                210,678
     182,600   BORLAND SOFTWARE CORPORATION+                                                                          83,996
      54,000   CAI INTERNATIONAL INCORPORATED+                                                                       152,820
      39,400   COMSYS IT PARTNERS INCORPORATED+                                                                       87,074
     139,700   CONVERGYS CORPORATION+                                                                              1,128,776
      17,400   COREL CORPORATION+                                                                                     31,148
     107,900   ELECTRONIC ARTS INCORPORATED+                                                                       1,962,701
      47,900   FAIR ISAAC CORPORATION                                                                                673,953
      55,050   GERBER SCIENTIFIC INCORPORATED+                                                                       131,570

                   197 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
BUSINESS SERVICES (continued)
      79,400   GSE SYSTEMS INCORPORATED+                                                                     $       472,430
      86,000   HACKETT GROUP INCORPORATED+                                                                           173,720
      93,697   HEALTHCARE SERVICES GROUP                                                                           1,402,644
     229,405   HILL INTERNATIONAL INCORPORATED+                                                                      697,391
       4,200   HURON CONSULTING GROUP INCORPORATED+                                                                  178,206
      59,100   I2 TECHNOLOGIES INCORPORATED+                                                                         466,890
      54,000   INFOGROUP INCORPORATED                                                                                224,640
      69,900   JDA SOFTWARE GROUP INCORPORATED+                                                                      807,345
     177,400   LAWSON SOFTWARE INCORPORATED+                                                                         753,950
     183,900   LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                 180,222
      17,100   MENTOR GRAPHICS CORPORATION+                                                                           75,924
     205,700   MONSTER WORLDWIDE INCORPORATED+                                                                     1,676,455
      33,800   MSC SOFTWARE CORPORATION+                                                                             190,632
      42,800   NOVELL INCORPORATED+                                                                                  182,328
      28,600   PEGASYSTEMS INCORPORATED                                                                              531,102
       9,700   PEROT SYSTEMS CORPORATION CLASS A+                                                                    124,936
     126,591   PLATO LEARNING INCORPORATED+                                                                          225,332
      85,060   REALNETWORKS INCORPORATED+                                                                            198,190
      14,200   ROLLINS INCORPORATED                                                                                  243,530
      33,400   SPSS INCORPORATED+                                                                                    949,562
      82,400   SUPPORTSOFT INCORPORATED+                                                                             158,208
      11,533   SYBASE INCORPORATED+                                                                                  349,335
      17,800   SYKES ENTERPRISES INCORPORATED+                                                                       296,014
     144,705   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                               669,984
      37,900   WEB.COM GROUP INCORPORATED+                                                                           125,828
                                                                                                                  20,626,593
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 1.61%
       4,100   CHATTEM INCORPORATED+                                                                                 229,805
      71,600   ELIZABETH ARDEN INCORPORATED+                                                                         417,428
      96,300   ICO INCORPORATED+                                                                                     198,378
      48,100   LANDEC CORPORATION+                                                                                   267,917
      96,835   ORASURE TECHNOLOGIES INCORPORATED+                                                                    244,993
      19,900   PHARMERICA CORPORATION+                                                                               331,136
      99,510   PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                515,462
      19,800   ROCKWOOD HOLDINGS INCORPORATED+                                                                       157,212
       9,100   RPM INTERNATIONAL INCORPORATED                                                                        115,843
      59,753   SERACARE LIFE SCIENCES INCORPORATED+                                                                   24,499
                                                                                                                   2,502,673
                                                                                                             ---------------
COMMUNICATIONS: 0.78%
      95,655   CHINA GRENTECH CORPORATION LIMITED ADR+                                                               130,091
     160,985   CINCINNATI BELL INCORPORATED+                                                                         370,266
      75,000   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                                          275,250
     127,645   SANDVINE CORPORATION+                                                                                  73,268
      16,500   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                             371,415
                                                                                                                   1,220,290
                                                                                                             ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.57%
     344,815   CHAMPION ENTERPRISES INCORPORATED+                                                                    165,511
      24,775   CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES+                                                     155,339
      35,800   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                         559,912
                                                                                                                     880,762
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 8.27%
      21,900   ASTORIA FINANCIAL CORPORATION                                                                         201,261
      11,600   BANK OF THE OZARKS INCORPORATED                                                                       267,728

                   Wells Fargo Advantage Master Portfolios 198


Portfolio of Investments--March 31, 2009 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
DEPOSITORY INSTITUTIONS: (continued)
      38,700   BANNER CORPORATION                                                                            $       112,617
      61,600   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                        216,216
      24,700   BROOKLINE BANCORP INCORPORATED                                                                        234,650
       8,440   CITY NATIONAL CORPORATION                                                                             285,019
      22,700   COMMERCE BANCSHARES INCORPORATED                                                                      824,010
      16,700   COMMONWEALTH BANKSHARES INCORPORATION                                                                  83,500
      12,800   COMMUNITY TRUST BANCORP                                                                               342,400
       4,600   CULLEN FROST BANKERS INCORPORATED                                                                     215,924
      10,200   EAST WEST BANCORP INCORPORATED                                                                         46,614
       6,000   FIRST FINANCIAL CORPORATION                                                                           221,400
      21,545   FIRST HORIZON NATIONAL CORPORATION+                                                                   231,390
      37,200   FIRST REGIONAL BANCORP+                                                                                59,892
      42,153   FIRST SECURITY GROUP INCORPORATED                                                                     142,056
      19,500   FIRSTMERIT CORPORATION                                                                                354,900
      61,400   GLACIER BANCORP INCORPORATED                                                                          964,594
      21,100   GREAT SOUTHERN BANCORP INCORPORATION                                                                  295,611
      54,600   HUDSON CITY BANCORP INCORPORATED                                                                      638,274
       3,100   IBERIABANK CORPORATION                                                                                142,414
      17,400   INTEGRA BANK CORPORATION                                                                               32,886
      21,900   MERCANTILE BANK CORPORATION                                                                           117,603
       8,500   NBT BANCORP INCORPORATED                                                                              183,940
      81,600   NEW YORK COMMUNITY BANCORP INCORPORATED                                                               911,472
      15,000   NEWALLIANCE BANCSHARES INCORPORATED                                                                   176,100
      50,300   NEWBRIDGE BANCORPORATION+                                                                             106,133
      10,200   NORTHRIM BANCORP INCORPORATED                                                                         101,694
      35,800   OLD NATIONAL BANCORP                                                                                  399,886
      22,500   PACWEST BANCORP                                                                                       322,425
      21,100   SOUTHWEST BANCORP INCORPORATED (OKLAHOMA)                                                             197,918
      14,500   STELLARONE CORPORATION                                                                                172,695
      35,300   STERLING BANCSHARES INCORPORATED (TEXAS)                                                              230,862
      10,300   TCF FINANCIAL CORPORATION                                                                             121,128
      19,000   TEXAS CAPITAL BANCSHARES INCORPORATED+                                                                213,940
      80,200   UCBH HOLDINGS INCORPORATED                                                                            121,102
      26,200   UMB FINANCIAL CORPORATION                                                                           1,113,238
      71,000   UMPQUA HOLDINGS CORPORATION                                                                           643,260
      17,002   UNITED COMMUNITY BANKS INCORPORATED+                                                                   70,729
       4,400   UNIVEST CORPORATION OF PENNSYLVANIA                                                                    77,000
      40,800   US BANCORP                                                                                            596,088
      13,755   VALLEY NATIONAL BANCORP                                                                               170,149
      23,700   WASHINGTON FEDERAL INCORPORATED                                                                       314,973
      21,100   WEST COAST BANCORP (OREGON)                                                                            46,842
       9,900   WESTAMERICA BANCORPORATION                                                                            451,044
       7,200   WHITNEY HOLDING CORPORATION                                                                            82,440
                                                                                                                  12,856,017
                                                                                                             ---------------
EATING & DRINKING PLACES: 1.10%
      58,500   CEC ENTERTAINMENT INCORPORATED+                                                                     1,513,980
      39,400   MORTON'S RESTAURANT GROUP INCORPORATED+                                                               105,198
      28,400   O'CHARLEYS INCORPORATED+                                                                               85,484
                                                                                                                   1,704,662
                                                                                                             ---------------
EDUCATIONAL SERVICES: 0.24%
      44,500   LEARNING TREE INTERNATIONAL INCORPORATED+                                                             376,915
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 4.98%
       5,200   ALLETE INCORPORATED                                                                                   138,788
      92,015   AQUA AMERICA INCORPORATED                                                                           1,840,300

                   199 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
       5,500   BLACK HILLS CORPORATION                                                                       $        98,395
      39,000   CLEAN HARBORS INCORPORATED+                                                                         1,872,000
      26,835   NEWALTA INCORPORATED                                                                                   54,700
       8,800   NICOR INCORPORATED                                                                                    292,424
     104,300   NISOURCE INCORPORATED                                                                               1,022,140
       5,100   NORTHWEST NATURAL GAS COMPANY                                                                         221,442
      14,200   PIEDMONT NATURAL GAS COMPANY                                                                          367,638
      21,300   PORTLAND GENERAL ELECTRIC COMPANY                                                                     374,667
      39,000   REPUBLIC SERVICES INCORPORATED                                                                        668,850
       8,200   SOUTHWEST GAS CORPORATION                                                                             172,774
       9,900   UNISOURCE ENERGY CORPORATION                                                                          279,081
      10,600   WGL HOLDINGS INCORPORATED                                                                             347,680
                                                                                                                   7,750,879
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT: 6.03%
      19,300   ADC TELECOMMUNICATIONS INCORPORATED+                                                                   84,727
     171,300   ARRIS GROUP INCORPORATED+                                                                           1,262,481
     172,183   ATMI INCORPORATED+                                                                                  2,656,784
      40,800   CTS CORPORATION                                                                                       147,288
       9,000   DIODES INCORPORATED+                                                                                   95,490
     117,653   EVANS & SUTHERLAND COMPUTER CORPORATION+                                                               30,590
      16,205   GRAFTECH INTERNATIONAL LIMITED+                                                                        99,823
      12,700   HARRIS STRATEX NETWORKS INCORPORATED CLASS A+                                                          48,895
      18,900   HELEN OF TROY LIMITED+                                                                                259,875
      15,200   HOUSTON WIRE & CABLE COMPANY                                                                          117,800
      21,905   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                          199,774
     135,300   JABIL CIRCUIT INCORPORATED                                                                            752,268
     152,400   MOLEX INCORPORATED CLASS A                                                                          1,926,336
     602,955   MRV COMMUNICATIONS INCORPORATED+                                                                      186,916
      33,665   OSI SYSTEMS INCORPORATED+                                                                             513,728
     173,750   POWER-ONE INCORPORATED+                                                                               152,900
      54,060   RICHARDSON ELECTRONICS LIMITED                                                                        182,723
      51,700   TRIDENT MICROSYSTEMS INCORPORATED+                                                                     75,482
      21,100   UNIVERSAL ELECTRONICS INCORPORATED+                                                                   381,910
      30,200   ZOLTEK COMPANIES INCORPORATED+                                                                        205,662
                                                                                                                   9,381,452
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.59%
      13,100   AMERICAN PHYSICIANS SERVICE GROUP INCORPORATED                                                        251,127
      93,400   CRA INTERNATIONAL INCORPORATED+                                                                     1,763,392
      17,645   INFINITY PHARMACEUTICALS INCORPORATED+                                                                145,042
      68,550   SYMYX TECHNOLOGIES INCORPORATED+                                                                      305,048
                                                                                                                   2,464,609
                                                                                                             ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.88%
       9,300   CROWN HOLDINGS INCORPORATED+                                                                          211,389
      22,200   ILLINOIS TOOL WORKS INCORPORATED                                                                      684,870
       9,300   VALMONT INDUSTRIES INCORPORATED                                                                       466,953
                                                                                                                   1,363,212
                                                                                                             ---------------
FINANCIAL SERVICES: 0.59%
      80,643   JANUS CAPITAL GROUP INCORPORATED                                                                      536,276
      19,785   KBW REGIONAL BANKING ETF                                                                              380,268
                                                                                                                     916,544
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 200


Portfolio of Investments--March 31, 2009 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
FOOD & KINDRED PRODUCTS: 1.60%
      56,720   DEL MONTE FOODS COMPANY                                                                       $       413,489
      16,650   FLOWERS FOODS INCORPORATED                                                                            390,942
      13,100   MATRIXX INITIATIVES INCORPORATED+                                                                     214,840
      67,866   TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                1,474,042
                                                                                                                   2,493,313
                                                                                                             ---------------
FOOD STORES: 1.49%
      17,400   INGLES MARKETS INCORPORATED CLASS A                                                                   259,782
      34,600   WHOLE FOODS MARKET INCORPORATED+                                                                      581,280
     154,700   WINN-DIXIE STORES INCORPORATED+                                                                     1,478,932
                                                                                                                   2,319,994
                                                                                                             ---------------
FURNITURE & FIXTURES: 0.29%
      15,100   HNI CORPORATION                                                                                       157,040
      55,500   LSI INDUSTRIES INCORPORATED                                                                           286,935
                                                                                                                     443,975
                                                                                                             ---------------
HEALTH SERVICES: 2.46%
     129,200   ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                         164,084
      31,300   AMERICAN DENTAL PARTNERS INCORPORATED+                                                                207,206
     113,400   BIOSCRIP INCORPORATED+                                                                                265,356
      70,400   CARDIAC SCIENCE CORPORATION+                                                                          211,904
      57,745   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                378,230
      18,200   EMERITUS CORPORATION+                                                                                 119,392
      34,250   ENSIGN GROUP INCORPORATED                                                                             529,505
     114,500   FIVE STAR QUALITY CARE INCORPORATED+                                                                  119,080
      25,530   GENTIVA HEALTH SERVICES INCORPORATED+                                                                 388,056
      11,040   HEALTHSOUTH REHABILITATION CORPORATION+                                                                98,035
   1,260,700   HOOPER HOLMES INCORPORATED+                                                                           567,315
      38,355   MDS INCORPORATED+                                                                                     181,036
      22,400   NAUTILUS GROUP INCORPORATED+                                                                           14,112
     127,700   NOVAMED INCORPORATED+                                                                                 289,879
      16,700   REHABCARE GROUP INCORPORATED+                                                                         291,248
                                                                                                                   3,824,438
                                                                                                             ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.47%
      41,110   STERLING CONSTRUCTION COMPANY INCORPORATED+                                                           733,402
                                                                                                             ---------------
HOLDING & OTHER INVESTMENT OFFICES: 5.02%
      24,800   AGREE REALTY CORPORATION                                                                              389,112
      93,395   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                              1,295,389
     295,710   ANWORTH MORTGAGE ASSET CORPORATION                                                                  1,812,702
           1   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                           5
      91,690   CAPSTEAD MORTGAGE CORPORATION                                                                         984,751
      43,000   CARE INVESTMENT TRUST INCORPORATED                                                                    234,780
      31,800   EXTERRAN HOLDINGS INCORPORATED+                                                                       509,436
      39,110   HILLTOP HOLDINGS INCORPORATED+                                                                        445,854
      12,998   JER INVESTORS TRUST INCORPORATED                                                                        8,449
       6,300   LASALLE HOTEL PROPERTIES                                                                               36,792
      64,550   MEDICAL PROPERTIES TRUST INCORPORATED                                                                 235,608
     170,790   MFA MORTGAGE INVESTMENTS INCORPORATED                                                               1,004,245
     239,160   ORIGEN FINANCIAL INCORPORATED+                                                                        179,370
      89,270   PRIMORIS SERVICES CORPORATION+                                                                        351,724
      58,575   UMH PROPERTIES INCORPORATED                                                                           316,305
                                                                                                                   7,804,522
                                                                                                             ---------------

                   201 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.04%
     144,100   BELL MICROPRODUCTS INCORPORATED+                                                              $        67,727
                                                                                                             ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.51%
     116,935   OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                                797,497
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.59%
      29,900   BLOUNT INTERNATIONAL INCORPORATED+                                                                    138,138
       5,300   BRIGGS & STRATTON CORPORATION                                                                          87,450
      69,290   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                          239,051
      35,800   COLUMBUS MCKINNON CORPORATION+                                                                        312,176
      69,835   CRAY INCORPORATED+                                                                                    244,423
       6,600   DIEBOLD INCORPORATED                                                                                  140,910
      57,600   FLANDER CORPORATION+                                                                                  232,704
       8,400   GARDNER DENVER INCORPORATED+                                                                          182,616
     596,900   INFOCUS CORPORATION+                                                                                  357,543
     239,490   INTERMEC INCORPORATED+                                                                              2,490,696
      32,000   INTEVAC INCORPORATED+                                                                                 166,720
      83,400   KENNAMETAL INCORPORATED                                                                             1,351,914
      67,800   NN INCORPORATED+                                                                                       85,428
      26,300   PALL CORPORATION                                                                                      537,309
      49,100   QUALSTAR CORPORATION                                                                                   98,200
      48,200   SPARTECH CORPORATION+                                                                                 118,572
      10,200   TENNANT COMPANY                                                                                        95,574
      10,000   TIMKEN COMPANY                                                                                        139,600
     101,265   VOYAGER LEARNING COMPANY+                                                                             117,467
                                                                                                                   7,136,491
                                                                                                             ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.01%
     325,300   CRAWFORD & COMPANY CLASS A+                                                                         1,353,248
      23,000   ONEBEACON INSURANCE GROUP LIMITED                                                                     222,180
                                                                                                                   1,575,428
                                                                                                             ---------------
INSURANCE CARRIERS: 4.65%
      30,900   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                       128,544
      34,900   AMERICAN SAFETY INSURANCE GROUP LIMITED+                                                              401,699
      34,350   AMERISAFE INCORPORATED+                                                                               526,242
      28,391   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                            855,421
      18,000   BROWN & BROWN INCORPORATED                                                                            340,380
     162,100   CRM HOLDINGS LIMITED+                                                                                 103,744
      30,100   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                           405,146
      47,300   DONEGAL GROUP INCORPORATED CLASS A                                                                    727,001
      11,600   EMC INSURANCE GROUP INCORPORATED                                                                      244,412
      12,900   HARLEYSVILLE GROUP INCORPORATED                                                                       410,349
      51,700   KINGSWAY FINANCIAL SERVICES INCORPORATED                                                               92,026
     125,482   MEADOWBROOK INSURANCE GROUP INCORPORATED                                                              765,440
      12,550   MERCURY GENERAL CORPORATION                                                                           372,735
      13,565   NYMAGIC INCORPORATED                                                                                  165,493
      53,300   PMA CAPITAL CORPORATION CLASS A+                                                                      222,261
      61,800   SEABRIGHT INSURANCE HOLDINGS+                                                                         646,428
      12,000   STANCORP FINANCIAL GROUP INCORPORATED                                                                 273,360
       7,400   STATE AUTO FINANCIAL CORPORATION                                                                      130,240
      11,000   THE HANOVER INSURANCE GROUP INCORPORATED                                                              317,020
       4,200   ZENITH NATIONAL INSURANCE CORPORATION                                                                 101,262
                                                                                                                   7,229,203
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 202


Portfolio of Investments--March 31, 2009 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.60%
      70,139   GEO GROUP INCORPORATED+                                                                       $       929,342
                                                                                                             ---------------
LEATHER & LEATHER PRODUCTS: 0.44%
      73,850   BAKERS FOOTWEAR GROUP INCORPORATED+                                                                    29,540
      28,400   SHOE CARNIVAL INCORPORATED+                                                                           293,940
      14,200   WEYCO GROUP INCORPORATED                                                                              368,064
                                                                                                                     691,544
                                                                                                             ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.48%
      26,735   NOBILITY HOMES INCORPORATED                                                                           193,829
      29,031   SKYLINE CORPORATION                                                                                   551,879
                                                                                                                     745,708
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 6.64%
     145,489   ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                              483,023
      56,900   CANTEL INDUSTRIES+                                                                                    732,303
      19,476   COHERENT INCORPORATED+                                                                                335,961
      33,300   EDAP TMS SA ADR+                                                                                       48,285
      15,200   HANGER ORTHOPEDIC GROUP INCORPORATED+                                                                 201,400
     175,100   HEALTHTRONICS INCORPORATED+                                                                           238,136
     151,460   HERLEY INDUSTRIES INCORPORATED+                                                                     1,811,462
      47,400   HOME DIAGNOSTICS INCORPORATION+                                                                       268,758
       9,400   ICU MEDICAL INCORPORATED+                                                                             301,928
     147,243   LTX-CREDENCE CORPORATION+                                                                              41,228
      36,500   MEDICAL ACTION INDUSTRIES INCORPORATED+                                                               302,585
      36,100   MILLIPORE CORPORATION+                                                                              2,072,501
      93,800   NEWPORT CORPORATION+                                                                                  414,596
      16,700   PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                                            121,242
     117,200   PERKINELMER INCORPORATED                                                                            1,496,644
      39,200   WATERS CORPORATION+                                                                                 1,448,440
                                                                                                                  10,318,492
                                                                                                             ---------------
METAL MINING: 2.21%
      16,185   ELDORADO GOLD CORPORATION+                                                                            145,665
      16,105   GOLDCORP INCORPORATED                                                                                 536,619
     154,470   PETAQUILLA MINERALS LIMITED+                                                                           54,296
      46,775   RANDGOLD RESOURCES LIMITED ADR                                                                      2,542,221
      16,601   YAMANA GOLD INCORPORATED                                                                              153,562
                                                                                                                   3,432,363
                                                                                                             ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.01%
     129,100   ACCO BRANDS CORPORATION+                                                                              126,518
      25,600   ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                                              281,856
     616,000   LEAPFROG ENTERPRISES INCORPORATED+                                                                    850,080
      21,200   LYDALL INCORPORATED+                                                                                   62,964
      29,100   RUSS BERRIE & COMPANY INCORPORATED+                                                                    38,412
      23,000   STANDEX INTERNATIONAL CORPORATION                                                                     211,600
                                                                                                                   1,571,430
                                                                                                             ---------------
MISCELLANEOUS RETAIL: 0.16%
      40,800   AC MOORE ARTS & CRAFTS INCORPORATED+                                                                   77,112
      38,900   PC MALL INCORPORATED+                                                                                 176,606
                                                                                                                     253,718
                                                                                                             ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.05%
      15,665   YRC WORLDWIDE INCORPORATED+                                                                            70,336
                                                                                                             ---------------

                   203 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.65%
      89,257   MCG CAPITAL CORPORATION+                                                                      $       114,249
      50,200   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                902,094
                                                                                                                   1,016,343
                                                                                                             ---------------
OIL & GAS EXTRACTION: 4.46%
       8,700   ATWOOD OCEANICS INCORPORATED+                                                                         144,333
       7,300   BJ SERVICES COMPANY                                                                                    72,635
      25,500   BRIGHAM EXPLORATION COMPANY+                                                                           48,450
      19,000   CHESAPEAKE ENERGY CORPORATION                                                                         324,140
       5,400   COMSTOCK RESOURCES INCORPORATED+                                                                      160,920
       6,100   DEVON ENERGY CORPORATION                                                                              272,609
      12,255   FOREST OIL CORPORATION+                                                                               161,153
     144,970   GLOBAL INDUSTRIES LIMITED+                                                                            556,685
      43,955   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                            225,929
      14,320   HELMERICH & PAYNE INCORPORATED                                                                        326,066
      37,775   HERCULES OFFSHORE INCORPORATED+                                                                        59,685
      74,795   KEY ENERGY SERVICES INCORPORATED+                                                                     215,410
     100,795   MCMORAN EXPLORATION COMPANY+                                                                          473,737
     256,230   NEWPARK RESOURCES INCORPORATED+                                                                       648,262
      15,255   OCEANEERING INTERNATIONAL INCORPORATED+                                                               562,452
       7,365   PRIDE INTERNATIONAL INCORPORATED+                                                                     132,423
      28,525   RANGE RESOURCES CORPORATION                                                                         1,174,089
      21,705   SANDRIDGE ENERGY INCORPORATED+                                                                        143,036
      12,500   SUPERIOR ENERGY SERVICES INCORPORATED+                                                                161,125
     205,400   SYNTROLEUM CORPORATION+                                                                               299,884
      51,410   TRILOGY ENERGY TRUST                                                                                  244,654
       5,100   UNIT CORPORATION+                                                                                     106,692
      27,700   WARREN RESOURCES INCORPORATED+                                                                         26,592
      41,290   WILLBROS GROUP INCORPORATED+                                                                          400,513
                                                                                                                   6,941,474
                                                                                                             ---------------
PAPER & ALLIED PRODUCTS: 0.29%
       8,100   SONOCO PRODUCTS COMPANY                                                                               169,938
      38,700   STANDARD REGISTER COMPANY                                                                             177,246
      20,370   WAUSAU PAPER CORPORATION+                                                                             107,146
                                                                                                                     454,330
                                                                                                             ---------------
PERSONAL SERVICES: 0.21%
       6,000   COINSTAR INCORPORATED+                                                                                196,560
       9,000   REGIS CORPORATION                                                                                     130,050
                                                                                                                     326,610
                                                                                                             ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.72%
      23,100   DELEK US HOLDINGS INCORPORATED                                                                        239,316
      23,300   HESS CORPORATION                                                                                    1,262,860
      56,930   INTEROIL CORPORATION+(a)                                                                            1,594,040
      47,200   WD-40 COMPANY                                                                                       1,139,408
                                                                                                                   4,235,624
                                                                                                             ---------------
PIPELINES: 0.15%
       7,800   ENBRIDGE ENERGY PARTNERS LP                                                                           233,454
                                                                                                             ---------------
PRIMARY METAL INDUSTRIES: 0.06%
       7,100   BELDEN CDT INCORPORATED                                                                                88,821
                                                                                                             ---------------

                   Wells Fargo Advantage Master Portfolios 204


Portfolio of Investments--March 31, 2009 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.11%
      15,600   AMERICAN GREETINGS CORPORATION CLASS A                                                        $        78,936
      34,900   ENNIS INCORPORATED                                                                                    309,214
      48,295   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                            36,221
      83,000   MCCLATCHY COMPANY CLASS A+                                                                             40,670
      10,900   MULTI-COLOR CORPORATION                                                                               133,307
     458,200   PLAYBOY ENTERPRISES INCORPORATED CLASS B+                                                             902,654
      76,600   PRESSTEK INCORPORATED+                                                                                158,562
     207,135   R.H. DONNELLEY CORPORATION+                                                                            63,176
                                                                                                                   1,722,740
                                                                                                             ---------------
REAL ESTATE: 0.57%
      55,185   CHIMERA INVESTMENT CORPORATION                                                                        185,422
      24,845   HATTERAS FINANCIAL CORPORATION                                                                        620,877
      62,600   THOMAS PROPERTIES GROUP INCORPORATED                                                                   73,868
                                                                                                                     880,167
                                                                                                             ---------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.08%
      49,100   LEXINGTON CORPORATE PROPERTIES TRUST                                                                  116,858
                                                                                                             ---------------
RESTAURANTS: 0.11%
      42,000   MCCORMICK & SCHMICK'S SEAFOOD INCORPORATED+                                                           164,640
                                                                                                             ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.35%
     185,413   INTERTAPE POLYMER GROUP INCORPORATED+                                                                  77,873
       6,521   JARDEN CORPORATION+                                                                                    82,621
      28,300   SEALED AIR CORPORATION                                                                                390,540
                                                                                                                     551,034
                                                                                                             ---------------
SOFTWARE: 0.08%
       7,300   EPIQ SYSTEMS INCORPORATED+                                                                            131,619
                                                                                                             ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.65%
      91,425   GENTEX CORPORATION                                                                                    910,593
      48,350   US CONCRETE INCORPORATED+                                                                              96,700
                                                                                                                   1,007,293
                                                                                                             ---------------
TEXTILE MILL PRODUCTS: 0.14%
      27,200   GILDAN ACTIVEWEAR INCORPORATED+                                                                       220,320
                                                                                                             ---------------
TRANSPORTATION BY AIR: 0.45%
      53,995   AIRTRAN HOLDINGS INCORPORATED+                                                                        245,677
       7,240   ALASKA AIR GROUP INCORPORATED+                                                                        127,207
      29,240   JETBLUE AIRWAYS CORPORATION+                                                                          106,726
       5,966   PHI INCORPORATED+                                                                                      78,393
      14,810   PHI INCORPORATED (NON-VOTING)+                                                                        147,804
                                                                                                                     705,807
                                                                                                             ---------------
TRANSPORTATION EQUIPMENT: 0.55%
      24,100   ATC TECHNOLOGY CORPORATION+                                                                           269,920
      37,197   EXIDE TECHNOLOGIES+                                                                                   111,591
      49,850   HI SHEAR TECHNOLOGY CORPORATION+                                                                      306,578
       6,000   SPARTAN MOTORS INCORPORATED                                                                            24,120
       5,400   WABTEC CORPORATION                                                                                    142,452
                                                                                                                     854,661
                                                                                                             ---------------

                   205 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2009 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
TRANSPORTATION SERVICES: 0.37%
      24,800   DYNAMEX INCORPORATED+                                                                         $       324,384
       8,400   GATX CORPORATION                                                                                      169,932
      21,400   PACER INTERNATIONAL INCORPORATED+                                                                      74,900
                                                                                                                     569,216
                                                                                                             ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.00%
     111,200   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A+                                                        710,568
      33,700   SCHOOL SPECIALTY INCORPORATED+                                                                        592,783
       8,700   UNITED STATIONERS INCORPORATED+                                                                       244,296
                                                                                                                   1,547,647
                                                                                                             ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.30%
       7,000   BARNES GROUP INCORPORATED                                                                              74,830
      10,700   INTERLINE BRANDS INCORPORATED+                                                                         90,201
      46,500   KAMAN CORPORATION CLASS A                                                                             583,110
      14,800   LKQ CORPORATION+                                                                                      211,196
       6,900   OWENS & MINOR INCORPORATED                                                                            228,597
      64,868   PATRICK INDUSTRIES INCORPORATED+                                                                       31,785
      67,800   POMEROY IT SOLUTIONS INCORPORATED+                                                                    253,572
      51,600   WILLIS LEASE FINANCE CORPORATION+                                                                     545,919
                                                                                                                   2,019,210
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $252,056,946)                                                                          148,183,749
                                                                                                             ---------------
PREFERRED STOCKS: 0.29%
      12,500   ANWORTH MORTGAGE PREFERRED                                                                            225,000
       8,700   LASALLE HOTEL PROPERTIES PREFERRED                                                                     93,699
       9,700   SVB CAPITAL II PREFERRED                                                                              136,479
TOTAL PREFERRED STOCKS (COST $580,671)                                                                               455,178
                                                                                                             ---------------
SHORT-TERM INVESTMENTS: 4.14%
   6,435,564   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        6,435,564
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,435,564)                                                                     6,435,564
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $259,073,181)*                                                                  99.73%                 $   155,074,491
OTHER ASSETS AND LIABILITIES, NET                                                      0.27                          418,604
                                                                                    -------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $   155,493,095
                                                                                    -------                  ---------------

----------
+    Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $6,435,564.

* Cost for federal income tax purposes is $260,967,224 and net unrealized appreciation (depreciation) consists of:

    Gross unrealized appreciation                $  12,347,445
    Gross unrealized depreciation                 (118,240,178)
                                                 -------------
    Net unrealized appreciation (depreciation)   $(105,892,733)

The accompanying notes are an integral part of these financial statements.

                   206 Wells Fargo Advantage Master Portfolios


                Statements of Assets and Liabilities--March 31, 2009 (Unaudited)

                                                                                     C&B Large     Disciplined
                                                                                     Cap Value       Growth
                                                                                     Portfolio      Portfolio
                                                                                   ------------   ------------
ASSETS
   Investments
      In securities, at value (including securities on loan) ...................   $433,658,907   $ 64,002,893
      Collateral received for securities loaned (Note 2) .......................     33,855,613     12,097,831
      In affiliates ............................................................     23,550,449      3,278,680
                                                                                   ------------   ------------
   Total investments at value (see cost below) .................................    491,064,969     79,379,404
                                                                                   ------------   ------------
   Foreign currency, at value ..................................................              0              0
   Variation margin receivable on futures contracts ............................              0              0
   Receivable for investments sold .............................................              0              0
   Receivables for dividends and interest ......................................      1,293,071         40,040
   Prepaid expenses and other assets ...........................................         14,323              0
   Unrealized appreciation on forward foreign currency contracts ...............              0              0
                                                                                   ------------   ------------
Total assets ...................................................................    492,372,363     79,419,444
                                                                                   ------------   ------------
LIABILITIES
   Foreign taxes payable .......................................................            390              0
   Payable for investments purchased ...........................................              0              0
   Unrealized depreciation on forward foreign currency contracts ...............              0              0
   Payable upon return of securities loaned (Note 2) ...........................     36,078,821     12,565,521
   Payable to investment advisor and affiliates (Note 3) .......................        229,836         34,557
   Accrued expenses and other liabilities ......................................          8,487          8,586
                                                                                   ------------   ------------
Total liabilities ..............................................................     36,317,534     12,608,664
                                                                                   ------------   ------------
TOTAL NET ASSETS ...............................................................   $456,054,829   $ 66,810,780
                                                                                   ============   ============
Investments at cost ............................................................   $741,186,017   $ 87,820,845
                                                                                   ------------   ------------
Foreign currencies at cost .....................................................   $          0   $          0
                                                                                   ------------   ------------
Securities on loan, at value (Note 2) ..........................................   $ 33,315,787   $ 12,452,365
                                                                                   ------------   ------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 207


Statements of Assets and Liabilities--March 31, 2009 (Unaudited)

  Emerging       Equity         Equity                       International   International
   Growth        Income          Value          Index             Core           Growth
 Portfolio      Portfolio      Portfolio      Portfolio         Portfolio      Portfolio
-----------   ------------   ------------   --------------   -------------   -------------


$62,674,234   $210,236,946   $399,277,568   $1,444,521,783    $50,733,055     $ 94,702,241
 23,572,130     14,122,347     41,206,844      155,049,118      1,119,933        8,570,315
    768,238      1,084,979      5,343,968       28,770,550      2,061,859        2,929,321
-----------   ------------   ------------   --------------    -----------     ------------
 87,014,602    225,444,272    445,828,380    1,628,341,451     53,914,847      106,201,877
-----------   ------------   ------------   --------------    -----------     ------------
          0              0              0                0            144               92
          0              0              0          241,500              0                0
    271,408              0        239,343           66,534      1,849,921          370,483
      8,043        251,519        409,786        2,866,357        103,022          397,839
          0              0              0                0         38,181           21,346
          0              0              0                0              0                0
-----------   ------------   ------------   --------------    -----------     ------------
 87,294,053    225,695,791    446,477,509    1,631,515,842     55,906,115      106,991,637
-----------   ------------   ------------   --------------    -----------     ------------

          0              0              0                0         11,974            4,330
    633,501              0        971,204          287,230        725,815          172,511
          0              0              0                0         54,175            2,309
 24,807,880     15,247,610     43,221,899      165,693,072      1,125,181        8,585,756
     41,409        101,876        210,754           79,097         41,930           81,015
     13,848         13,794          7,988           38,556         34,707            3,074
-----------   ------------   ------------   --------------    -----------     ------------
 25,496,638     15,363,280     44,411,845      166,097,955      1,993,782        8,848,995
-----------   ------------   ------------   --------------    -----------     ------------
$61,797,415   $210,332,511   $402,065,664   $1,465,417,887    $53,912,333     $ 98,142,642
===========   ============   ============   ==============    ===========     ============
$96,894,722   $288,896,441   $541,716,424   $2,201,905,146    $56,931,864     $142,591,292
-----------   ------------   ------------   --------------    -----------     ------------
$         0   $          0   $          0   $            0    $       453     $         98
-----------   ------------   ------------   --------------    -----------     ------------
$24,011,556   $ 15,000,320   $ 43,119,109   $  158,010,868    $ 1,065,616     $  8,293,958
-----------   ------------   ------------   --------------    -----------     ------------

                   208 Wells Fargo Advantage Master Portfolios


                Statements of Assets and Liabilities--March 31, 2009 (Unaudited)

                                                                                   International   International
                                                                                       Index           Value
                                                                                     Portfolio       Portfolio
                                                                                   -------------   -------------
ASSETS
   Investments
      In securities, at value (including securities on loan) ...................     $52,366,841    $205,534,001
      Collateral received for securities loaned (Note 2) .......................         999,821       7,913,837
      In affiliates ............................................................          66,138       5,671,407
                                                                                     -----------    ------------
   Total investments at value (see cost below) .................................      53,432,800     219,119,245
                                                                                     -----------    ------------
   Foreign currency, at value ..................................................         626,721       3,315,172
   Variation margin receivable on futures contracts ............................       1,008,315               0
   Receivable for investments sold .............................................               0         411,049
   Receivables for dividends and interest ......................................         343,261       1,494,880
   Prepaid expenses and other assets ...........................................               0               0
   Unrealized appreciation on forward foreign currency contracts ...............               0           1,180
                                                                                     -----------    ------------
Total assets ...................................................................      55,411,097     224,341,526
                                                                                     -----------    ------------
LIABILITIES
   Foreign taxes payable .......................................................               0               0
   Payable for investments purchased ...........................................         154,863         185,362
   Unrealized depreciation on forward foreign currency contracts ...............          19,678               0
   Payable upon return of securities loaned (Note 2) ...........................       1,007,131       7,956,593
   Payable to investment advisor and affiliates (Note 3) .......................          17,388         177,842
   Accrued expenses and other liabilities ......................................          44,676          27,758
                                                                                     -----------    ------------
Total liabilities ..............................................................       1,243,736       8,347,555
                                                                                     -----------    ------------
TOTAL NET ASSETS ...............................................................     $54,167,361    $215,993,971
                                                                                     ===========    ============
Investments at cost ............................................................     $76,074,872    $400,282,017
                                                                                     -----------    ------------
Foreign currencies at cost .....................................................     $   645,824    $  3,291,175
                                                                                     -----------    ------------
Securities on loan, at value (Note 2) ..........................................     $   978,181    $  7,664,004
                                                                                     -----------    ------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 209


Statements of Assets and Liabilities--March 31, 2009 (Unaudited)

  Large Cap     Large Company     Small Cap    Small Company   Small Company      Strategic
Appreciation       Growth           Index          Growth          Value          Small Cap
  Portfolio       Portfolio       Portfolio      Portfolio       Portfolio     Value Portfolio
------------   --------------   ------------   -------------   -------------   ---------------


$ 84,752,960   $  771,199,453   $172,206,350    $300,062,899    $234,477,140     $148,638,927
  15,321,520      128,377,789     44,721,843      70,264,986      53,714,431                0
   2,862,321       20,830,894      2,703,895       6,275,674       7,560,543        6,435,564
------------   --------------   ------------    ------------    ------------     ------------
 102,936,801      920,408,136    219,632,088     376,603,559     295,752,114      155,074,491
------------   --------------   ------------    ------------    ------------     ------------
           0                0              0               0               0                0
           0                0         53,300               0               0                0
   1,280,865                0          3,658       3,216,885       2,740,312          837,327
      54,603          411,657        245,448          83,478         482,426          282,697
           0                0              0               0               0            6,321
           0                0              0               0               0                0
------------   --------------   ------------    ------------    ------------     ------------
 104,272,269      920,819,793    219,934,494     379,903,922     298,974,852      156,200,836
------------   --------------   ------------    ------------    ------------     ------------

         423                0              0               0               0              946
   1,623,110        9,241,657              0       2,697,318       5,640,212          605,847
           0                0              0               0               0                0
  15,747,947      135,092,798     47,880,686      73,627,418      55,900,423                0
      45,562          300,679         29,214         194,111         151,399           96,736
       3,114           39,538            346          10,684           2,173            4,212
------------   --------------   ------------    ------------    ------------     ------------
  17,420,156      144,674,672     47,910,246      76,529,531      61,694,207          707,741
------------   --------------   ------------    ------------    ------------     ------------
$ 86,852,113   $  776,145,121   $172,024,248    $303,374,391    $237,280,645     $155,493,095
============   ==============   ============    ============    ============     ============
$116,150,125   $1,124,983,843   $332,028,329    $416,188,654    $430,935,610     $259,073,181
------------   --------------   ------------    ------------    ------------     ------------
$          0   $            0   $          0    $          0    $          0     $          0
------------   --------------   ------------    ------------    ------------     ------------
$ 15,647,508   $  137,657,107   $ 45,483,087    $ 71,707,163    $ 54,205,102     $          0
------------   --------------   ------------    ------------    ------------     ------------

                   210 Wells Fargo Advantage Master Portfolios


   Statements of Operations--For the Six Months Ended March 31, 2009 (Unaudited)

                                                                                     C&B Large      Disciplined
                                                                                     Cap Value         Growth
                                                                                     Portfolio       Portfolio
                                                                                   -------------   -------------
INVESTMENT INCOME
   Dividends(1) ................................................................   $   7,034,472    $    457,222
   Interest ....................................................................               0               0
   Income from affiliated securities ...........................................          99,171          15,240
   Securities lending income ...................................................           7,759           3,788
                                                                                   -------------    ------------
Total investment income ........................................................       7,141,402         476,250
                                                                                   -------------    ------------
EXPENSES
   Advisory fees ...............................................................       1,652,485         272,910
   Custody fees ................................................................          47,295           7,797
   Accounting fees .............................................................               0               0
   Professional fees ...........................................................          15,015          17,370
   Shareholder reports .........................................................             443             350
   Trustees'fees ...............................................................           5,289           5,289
   Other fees and expenses .....................................................           6,457           1,128
                                                                                   -------------    ------------
Total expenses .................................................................       1,726,984         304,844
                                                                                   -------------    ------------
LESS
   Waived fees and reimbursed expenses (Note 3) ................................        (320,867)         (9,103)
   Net expenses ................................................................       1,406,117         295,741
                                                                                   -------------    ------------
Net investment income (loss) ...................................................       5,735,285         180,509
                                                                                   -------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .............     (55,341,188)    (25,626,903)
   Forward Foreign Currency Contracts ..........................................               0               0
   Futures transactions ........................................................               0               0
   Affiliated Securities .......................................................               0               0
                                                                                   -------------    ------------
Net realized gain and loss from investments ....................................     (55,341,188)    (25,626,903)
                                                                                   -------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .............    (168,091,122)     (6,657,929)
   Collateral received for securities loaned ...................................        (569,257)       (173,400)
   Forward foreign currency contracts ..........................................               0               0
   Futures transactions ........................................................               0               0
                                                                                   -------------    ------------
Net change in unrealized appreciation (depreciation) of investments ............    (168,660,379)     (6,831,329)
                                                                                   -------------    ------------
Net realized and unrealized gain (loss) on investments .........................    (224,001,567)    (32,458,232)
                                                                                   -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................   $(218,266,282)   $(32,277,723)
                                                                                   =============    ============
(1.) Net of foreign withholding taxes of .......................................   $         390    $          0

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 211


Statements of Operations--For the Six Months Ended March 31, 2009 (Unaudited)

  Emerging         Equity          Equity                      International   International
   Growth          Income          Value           Index            Core           Growth
  Portfolio      Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
------------   -------------   -------------   -------------   -------------   -------------

$     83,734   $   4,575,257   $   6,646,482   $  23,794,035    $    574,796    $    843,292
           0               0               0          11,506               0               0
      14,698          11,025          61,825         625,189          11,628          36,950
      39,263          40,400          62,666         318,932           6,947          16,453
------------   -------------   -------------   -------------    ------------    ------------
     137,695       4,626,682       6,770,973      24,749,662         593,371         896,695
------------   -------------   -------------   -------------    ------------    ------------

     293,047         868,229       1,553,826         725,713         296,207         480,001
       6,895          24,807          44,428         160,282          31,180          50,526
           0               0               0               0               0             557
      16,708          21,869          15,532          21,577          47,772          25,506
         590             400             420           2,050              88             109
       5,289           5,289           5,289           5,289           5,289           5,289
         344           1,772           3,899          19,897           1,709           1,965
------------   -------------   -------------   -------------    ------------    ------------
     322,873         922,366       1,623,394         934,808         382,245         563,953
------------   -------------   -------------   -------------    ------------    ------------

     (16,747)       (115,572)        (65,775)        (88,779)        (16,384)        (14,974)
     306,126         806,794       1,557,619         846,029         365,861         548,979
------------   -------------   -------------   -------------    ------------    ------------
    (168,431)      3,819,888       5,213,354      23,903,633         227,510         347,716
------------   -------------   -------------   -------------    ------------    ------------


 (22,734,789)     (7,809,920)   (161,674,747)      6,316,033     (40,282,234)    (33,023,535)
           0               0               0               0        (227,495)              0
           0               0               0      (6,911,005)              0               0
           0               0               0       1,123,926               0               0
------------   -------------   -------------   -------------    ------------    ------------
 (22,734,789)     (7,809,920)   (161,674,747)        528,954     (40,509,729)    (33,023,535)
------------   -------------   -------------   -------------    ------------    ------------

  (7,049,828)   (102,602,479)    (30,971,997)   (699,746,259)     12,846,335      (6,135,899)
    (415,300)       (183,485)     (1,218,500)     (7,042,064)         (5,248)        (15,441)
           0               0               0               0         (53,945)           (488)
           0               0               0       1,019,243               0               0
------------   -------------   -------------   -------------    ------------    ------------
  (7,465,128)   (102,785,964)    (32,190,497)   (705,769,080)     12,787,142      (6,151,828)
------------   -------------   -------------   -------------    ------------    ------------
 (30,199,917)   (110,595,884)   (193,865,244)   (705,240,126)    (27,722,587)    (39,175,363)
------------   -------------   -------------   -------------    ------------    ------------
$(30,368,348)  $(106,775,996)  $(188,651,890)  $(681,336,493)   $(27,495,077)   $(38,827,647)
============   =============   =============   =============    ============    ============
$        120   $           0   $       4,671   $       3,272    $     49,891    $    105,023

                   212 Wells Fargo Advantage Master Portfolios


   Statements of Operations--For the Six Months Ended March 31, 2009 (Unaudited)

                                                                                   International   International
                                                                                       Index           Value
                                                                                     Portfolio       Portfolio
                                                                                   -------------   -------------
INVESTMENT INCOME
   Dividends(1) ................................................................    $    882,842   $   3,301,727
   Interest ....................................................................           2,462           1,390
   Income from affiliated securities ...........................................           2,785          74,248
   Securities lending income ...................................................          12,585          51,053
                                                                                    ------------   -------------
Total investment income ........................................................         900,674       3,428,418
                                                                                    ------------   -------------
EXPENSES
   Advisory fees ...............................................................         109,342       1,123,879
   Custody fees ................................................................          31,241         118,303
   Professional fees ...........................................................          25,315          20,249
   Shareholder reports .........................................................             155             131
   Trustees' fees ..............................................................           5,289           5,289
   Other fees and expenses .....................................................           2,188           4,427
                                                                                    ------------   -------------
Total expenses .................................................................         173,530       1,272,278
                                                                                    ------------   -------------
LESS
   Waived fees and reimbursed expenses (Note 3) ................................         (17,196)        (54,838)
   Net expenses ................................................................         156,334       1,217,440
                                                                                    ------------   -------------
Net investment income (loss) ...................................................         744,340       2,210,978
                                                                                    ------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .............      (2,669,165)    (21,340,035)
   Forward foreign currency contracts ..........................................         (65,375)              0
   Futures transactions ........................................................        (972,648)              0
                                                                                    ------------   -------------
Net realized gain and loss from investments ....................................      (3,707,188)    (21,340,035)
                                                                                    ------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .............     (24,934,289)    (87,538,875)
   Collateral received for securities loaned ...................................          (7,310)        (42,756)
   Forward foreign currency contracts ..........................................          26,724           2,626
   Futures transactions ........................................................         225,668               0
                                                                                    ------------   -------------
Net change in unrealized appreciation (depreciation) of investments ............     (24,689,207)    (87,579,005)
                                                                                    ------------   -------------
Net realized and unrealized gain (loss) on investments .........................     (28,396,395)   (108,919,040)
                                                                                    ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................    $(27,652,055)  $(106,708,062)
                                                                                    ============   =============
(1.) Net of foreign withholding taxes of .......................................    $     58,128   $     226,105

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 213


Statements of Operations--For the Six Months Ended March 31, 2009 (Unaudited)

  Large Cap    Large Company     Small Cap     Small Company   Small Company      Strategic
Appreciation       Growth          Index           Growth          Value          Small Cap
  Portfolio      Portfolio       Portfolio       Portfolio       Portfolio     Value Portfolio
------------   -------------   -------------   -------------   -------------   ---------------

$    811,045   $   7,405,249   $   1,719,347   $     481,453   $   3,272,346    $  2,007,433
           0               0           3,006               0               0               0
      14,429          77,236          19,399          79,050          64,915          37,995
       4,863         180,847         200,409         188,602         313,762               0
------------   -------------   -------------   -------------   -------------    ------------
     830,337       7,663,332       1,942,161         749,105       3,651,023       2,045,428
------------   -------------   -------------   -------------   -------------    ------------

     336,505       3,093,879         189,702       1,374,506       1,148,544         726,755
       9,615          91,540          18,970          32,341          27,025          17,100
      13,309          25,120          21,686          20,101          20,059          21,153
         210           2,010             339             500             713             217
       5,289           5,289           5,289           5,289           5,289           5,289
       1,884           3,658           1,537           1,989           2,924           1,885
------------   -------------   -------------   -------------   -------------    ------------
     366,812       3,221,496         237,523       1,434,726       1,204,554         772,399
------------   -------------   -------------   -------------   -------------    ------------

     (17,114)       (437,416)        (13,860)        (17,602)         (6,893)       (279,800)
     349,698       2,784,080         223,663       1,417,124       1,197,661         492,599
------------   -------------   -------------   -------------   -------------    ------------
     480,639       4,879,252       1,718,498        (668,019)      2,453,362       1,552,829
------------   -------------   -------------   -------------   -------------    ------------


 (42,265,313)    (61,499,852)     (6,780,404)   (118,751,113)   (138,061,430)    (38,435,937)
           0               0               0               0               0               0
           0               0      (1,789,462)              0               0               0
------------   -------------   -------------   -------------   -------------    ------------
 (42,265,313)    (61,499,852)     (8,569,866)   (118,751,113)   (138,061,430)    (38,435,937)
------------   -------------   -------------   -------------   -------------    ------------

   3,216,436    (268,221,521)    (99,008,484)    (25,983,900)    (53,595,452)    (58,820,893)
    (280,783)     (4,157,761)       (954,488)     (2,198,420)     (1,463,345)              0
           0               0               0               0               0               0
           0               0         344,988               0               0               0
------------   -------------   -------------   -------------   -------------    ------------
   2,935,653    (272,379,282)    (99,617,984)    (28,182,320)    (55,058,797)    (58,820,893)
------------   -------------   -------------   -------------   -------------    ------------
 (39,329,660)   (333,879,134)   (108,187,850)   (146,933,433)   (193,120,227)    (97,256,830)
------------   -------------   -------------   -------------   -------------    ------------
$(38,849,021)  $(328,999,882)  $(106,469,352)  $(147,601,452)  $(190,666,865)   $(95,704,001)
============   =============   =============   =============   =============    ============
$          0   $           0   $         417   $           0   $           0    $      7,508

                   214 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                       C&B LARGE CAP VALUE PORTFOLIO
                                                                                   -------------------------------------
                                                                                        For the
                                                                                   Six Months Ended         For the
                                                                                    March 31, 2009        Year Ended
                                                                                      (Unaudited)     September 30, 2008
                                                                                   ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................     $ 676,445,814      $1,241,289,608
OPERATIONS
   Net investment income (loss) ................................................         5,735,285          15,681,846
   Net realized gain (loss) on investments .....................................       (55,341,188)        (36,158,229)
   Net change in unrealized appreciation (depreciation) of investments .........      (168,660,379)       (191,820,188)
                                                                                     -------------      --------------
Net increase (decrease) in net assets resulting from operations ................      (218,266,282)       (212,296,571)
                                                                                     -------------      --------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................        80,175,884          98,602,518
   Withdrawals .................................................................       (82,300,587)       (451,149,741)
                                                                                     -------------      --------------
Net increase (decrease) from transactions in investors' beneficial interests ...        (2,124,703)       (352,547,223)
                                                                                     -------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................      (220,390,985)       (564,843,794)
                                                                                     =============      ==============
ENDING NET ASSETS ..............................................................     $ 456,054,829      $  676,445,814
                                                                                     =============      ==============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 215


Statements of Changes in Net Assets

     DISCIPLINED GROWTH PORTFOLIO             EMERGING GROWTH PORTFOLIO                EQUITY INCOME PORTFOLIO
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                 For the                                 For the
Six Months Ended         For the        Six Months Ended         For the        Six Months Ended         For the
 March 31, 2009        Year Ended        March 31, 2009       Period Ended       March 31, 2009        Year Ended
   (Unaudited)     September 30, 2008      (Unaudited)     September 30, 2008      (Unaudited)     September 30, 2008
----------------   ------------------   ----------------   ------------------   ----------------   ------------------

  $108,621,365        $183,601,568        $ 99,217,350        $ 86,519,880        $ 358,051,926       $ 665,234,283

       180,509              98,805            (168,431)           (496,932)           3,819,888          10,407,639
   (25,626,903)          4,027,210         (22,734,789)        (18,166,474)          (7,809,920)         15,018,976
    (6,831,329)        (42,219,547)         (7,465,128)        (16,577,253)        (102,785,964)       (147,450,348)
  ------------        ------------        ------------        ------------        -------------       -------------
   (32,277,723)        (38,093,532)        (30,368,348)        (35,240,659)        (106,775,996)       (122,023,733)
  ------------        ------------        ------------        ------------        -------------       -------------


     6,823,318          14,240,316           5,988,233          80,290,432            9,345,713          20,691,701
   (16,356,180)        (51,126,987)        (13,039,820)        (32,352,303)         (50,289,132)       (205,850,325)
  ------------        ------------        ------------        ------------        -------------       -------------
    (9,532,862)        (36,886,671)         (7,051,587)         47,938,129          (40,943,419)       (185,158,624)
  ------------        ------------        ------------        ------------        -------------       -------------
   (41,810,585)        (74,980,203)        (37,419,935)         12,697,470         (147,719,415)       (307,182,357)
  ============        ============        ============        ============        =============       =============
  $ 66,810,780        $108,621,365        $ 61,797,415        $ 99,217,350        $ 210,332,511       $ 358,051,926
  ============        ============        ============        ============        =============       =============

                   216 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                           EQUITY VALUE PORTFOLIO
                                                                                   -------------------------------------
                                                                                        For the
                                                                                   Six Months Ended        For the
                                                                                    March 31, 2009        Year Ended
                                                                                      (Unaudited)     September 30, 2008
                                                                                   ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................     $ 610,647,019       $ 639,562,611
OPERATIONS
   Net investment income (loss) ................................................         5,213,354          10,760,217
   Net realized gain (loss) on investments .....................................      (161,674,747)        (62,847,876)
   Net change in unrealized appreciation (depreciation) of investments .........       (32,190,497)       (144,189,397)
                                                                                     -------------       -------------
Net increase (decrease) in net assets resulting from operations ................      (188,651,890)       (196,277,056)
                                                                                     -------------       -------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................        44,389,870         292,223,804
   Withdrawals .................................................................       (64,319,335)       (124,862,340)
                                                                                     -------------       -------------
Net increase (decrease) from transactions in investors' beneficial interests ...       (19,929,465)        167,361,464
                                                                                     -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................      (208,581,355)        (28,915,592)
                                                                                     =============       =============
ENDING NET ASSETS ..............................................................     $ 402,065,664       $ 610,647,019
                                                                                     =============       =============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 217


Statements of Changes in Net Assets

           INDEX PORTFOLIO                   INTERNATIONAL CORE PORTFOLIO           INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                 For the                                 For the
Six Months Ended         For the        Six Months Ended        For the         Six Months Ended        For the
 March 31, 2009        Year Ended        March 31, 2009        Year Ended        March 31, 2009        Year Ended
   (Unaudited)     September 30, 2008      (Unaudited)     September 30, 2008      (Unaudited)     September 30, 2008
----------------   ------------------   ----------------   ------------------   ----------------   ------------------

 $2,237,608,527      $2,814,355,166       $ 85,536,172        $159,894,926        $131,370,011        $ 300,626,325

     23,903,633          51,460,370            227,510           1,892,029             347,716            2,786,152
        528,954          76,537,197        (40,509,729)          9,186,889         (33,023,535)          23,560,876
   (705,769,080)       (637,057,378)        12,787,142         (50,501,625)         (6,151,828)         (91,471,624)
 --------------      --------------       ------------        ------------        ------------        -------------
   (681,336,493)       (509,059,811)       (27,495,077)        (39,422,707)        (38,827,647)         (65,124,596)
 --------------      --------------       ------------        ------------        ------------        -------------


    117,814,187         283,521,466          7,637,917          16,890,599          25,824,165           30,221,875
   (208,668,334)       (351,208,294)       (11,766,679)        (51,826,646)        (20,223,887)        (134,353,593)
 --------------      --------------       ------------        ------------        ------------        -------------
    (90,854,147)        (67,686,828)        (4,128,762)        (34,936,047)          5,600,278         (104,131,718)
 --------------      --------------       ------------        ------------        ------------        -------------
   (772,190,640)       (576,746,639)       (31,623,839)        (74,358,754)        (33,227,369)        (169,256,314)
 ==============      ==============       ============        ============        ============        =============
 $1,465,417,887      $2,237,608,527       $ 53,912,333        $ 85,536,172        $ 98,142,642        $ 131,370,011
 ==============      ==============       ============        ============        ============        =============

                  218 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                       INTERNATIONAL INDEX PORTFOLIO
                                                                                  -------------------------------------
                                                                                       For the
                                                                                  Six Months Ended         For the
                                                                                   March 31, 2009        Year Ended
                                                                                    (Unaudited)      September 30, 2008
                                                                                  ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................     $ 86,405,709        $160,036,146
OPERATIONS
   Net investment income (loss) ...............................................          744,340           3,354,207
   Net realized gain (loss) on investments ....................................       (3,707,188)         17,016,130
   Net change in unrealized appreciation (depreciation) of investments ........      (24,689,207)        (57,329,089)
                                                                                    ------------        ------------
Net increase (decrease) in net assets resulting from operations ...............      (27,652,055)        (36,958,752)
                                                                                    ------------        ------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..............................................................        7,309,762          15,602,378
   Withdrawals ................................................................      (11,896,055)        (52,274,063)
                                                                                    ------------        ------------
Net increase (decrease) from transactions in investors' beneficial interests ..       (4,586,293)        (36,671,685)
                                                                                    ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................      (32,238,348)        (73,630,437)
                                                                                    ============        ============
ENDING NET ASSETS .............................................................     $ 54,167,361        $ 86,405,709
                                                                                    ============        ============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 219


Statements of Changes in Net Assets

     INTERNATIONAL VALUE PORTFOLIO         LARGE CAP APPRECIATION PORTFOLIO         LARGE COMPANY GROWTH PORTFOLIO
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                 For the                                For the
Six Months Ended         For the        Six Months Ended        For the         Six Months Ended        For the
 March 31, 2009        Year Ended        March 31, 2009        Year Ended        March 31, 2009        Year Ended
   (Unaudited)     September 30, 2008      (Unaudited)     September 30, 2008     (Unaudited)      September 30, 2008
----------------   ------------------   ----------------   ------------------   ----------------   ------------------

  $ 312,461,025       $ 447,175,488       $ 145,700,178       $ 179,028,956      $ 1,373,797,607     $ 2,759,101,141

      2,210,978          14,851,071             480,639             668,662            4,879,252           9,918,465
    (21,340,035)         (2,062,179)        (42,265,313)         (2,070,369)         (61,499,852)        198,708,968
    (87,579,005)       (174,524,214)          2,935,653         (45,905,064)        (272,379,282)       (726,009,112)
  -------------       -------------       -------------       -------------      ---------------     ---------------
   (106,708,062)       (161,735,322)        (38,849,021)        (47,306,771)        (328,999,882)       (517,381,679)
  -------------       -------------       -------------       -------------      ---------------     ---------------


     29,315,883          97,350,699           7,852,942          48,967,685           19,255,704          74,224,168
    (19,074,875)        (70,329,840)        (27,851,986)        (34,989,692)        (287,908,308)       (942,146,023)
  -------------       -------------       -------------       -------------      ---------------     ---------------
     10,241,008          27,020,859         (19,999,044)         13,977,993         (268,652,604)       (867,921,855)
  -------------       -------------       -------------       -------------      ---------------     ---------------
    (96,467,054)       (134,714,463)        (58,848,065)        (33,328,778)        (597,652,486)     (1,385,303,534)
  =============       =============       =============       =============      ===============     ===============
  $ 215,993,971       $ 312,461,025       $  86,852,113       $ 145,700,178      $   776,145,121     $ 1,373,797,607
  =============       =============       =============       =============      ===============     ===============

                   220 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                          SMALL CAP INDEX PORTFOLIO
                                                                                  -------------------------------------
                                                                                      For the
                                                                                  Six Months Ended         For the
                                                                                   March 31, 2009        Year Ended
                                                                                     (Unaudited)     September 30, 2008
                                                                                  ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................     $ 282,510,520       $ 415,372,828
OPERATIONS
   Net investment income (loss) ...............................................         1,718,498           4,573,295
   Net realized gain (loss) on investments ....................................        (8,569,866)         45,121,036
   Net change in unrealized appreciation (depreciation) of investments ........       (99,617,984)       (104,930,060)
                                                                                    -------------       -------------
Net increase (decrease) in net assets resulting from operations ...............      (106,469,352)        (55,235,729)
                                                                                    -------------       -------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..............................................................        14,240,030          20,072,159
   Withdrawals ................................................................       (18,256,950)        (97,698,738)
                                                                                    -------------       -------------
Net increase (decrease) from transactions in investors' beneficial interests ..        (4,016,920)        (77,626,579)
                                                                                    -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................      (110,486,272)       (132,862,308)
                                                                                    =============       =============
ENDING NET ASSETS .............................................................     $ 172,024,248       $ 282,510,520
                                                                                    =============       =============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 221


Statements of Changes in Net Assets

    SMALL COMPANY GROWTH PORTFOLIO          SMALL COMPANY VALUE PORTFOLIO        STRATEGIC SMALL CAP VALUE PORTFOLIO
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                For the                                  For the
Six Months Ended        For the         Six Months Ended        For the         Six Months Ended         For the
 March 31, 2009        Year Ended        March 31, 2009        Year Ended        March 31, 2009        Year Ended
  (Unaudited)      September 30, 2008      (Unaudited)     September 30, 2008      (Unaudited)     September 30, 2008
----------------   ------------------   ----------------   ------------------   ----------------   ------------------

  $ 481,304,784       $ 833,747,672       $ 439,963,198       $ 513,730,741       $255,355,235       $ 371,760,563

       (668,019)         (3,251,575)          2,453,362           4,303,467          1,552,829           2,407,756
   (118,751,113)       (115,124,931)       (138,061,430)        (44,271,727)       (38,435,937)        (13,730,330)
    (28,182,320)        (84,950,731)        (55,058,797)        (75,379,939)       (58,820,893)        (45,354,009)
  -------------       -------------       -------------       -------------       ------------       -------------
   (147,601,452)       (203,327,237)       (190,666,865)       (115,348,199)       (95,704,001)        (56,676,583)
  -------------       -------------       -------------       -------------       ------------       -------------


     22,488,860          38,634,147          47,010,607         168,578,933         11,921,651          22,945,270
    (52,817,801)       (187,749,798)        (59,026,295)       (126,998,277)       (16,079,790)        (82,674,015)
  -------------       -------------       -------------       -------------       ------------       -------------
    (30,328,941)       (149,115,651)        (12,015,688)         41,580,656         (4,158,139)        (59,728,745)
  -------------       -------------       -------------       -------------       ------------       -------------
   (177,930,393)       (352,442,888)       (202,682,553)        (73,767,543)       (99,862,140)       (116,405,328)
  =============       =============       =============       =============       ============       =============
  $ 303,374,391       $ 481,304,784       $ 237,280,645       $ 439,963,198       $155,493,095       $ 255,355,235
  =============       =============       =============       =============       ============       =============

                   222 Wells Fargo Advantage Master Portfolios


                                                            Financial Highlights

                                                        Ratio to Average Net Assets (Annualized)(1)
                                                      -----------------------------------------------               Portfolio
                                                      Net Investment     Gross    Expenses      Net       Total      Turnover
                                                       Income (Loss)   Expenses    Waived    Expenses   Return(2)      Rate
                                                      --------------   --------   --------   --------   ---------   ---------
C&B LARGE CAP VALUE PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) .....        2.43%         0.73%     (0.14)%     0.59%     (32.74)%       19%
October 1, 2007 to September 30, 2008 .............        1.71%         0.73%     (0.05)%     0.68%     (20.18)%       21%
October 1, 2006 to September 30, 2007 .............        1.48%         0.74%     (0.06)%     0.68%      11.88%        24%
October 1, 2005 to September 30, 2006 .............        1.77%         0.76%     (0.10)%     0.66%      15.30%        29%
December 6, 2004(3) to September 30, 2005 .........        0.98%         0.77%     (0.06)%     0.71%       1.51%        19%

DISCIPLINED GROWTH PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) .....        0.46%         0.78%     (0.02)%     0.76%     (29.88)%       53%
October 1, 2007 to September 30, 2008 .............        0.07%         0.77%     (0.01)%     0.76%     (25.19)%      103%
October 1, 2006 to September 30, 2007 .............        0.10%         0.79%      0.00%(4)   0.79%      21.22%        68%
October 1, 2005 to September 30, 2006 .............        0.12%         0.79%     (0.01)%     0.78%       1.41%        90%
October 1, 2004 to September 30, 2005 .............        0.44%         0.79%     (0.01)%     0.78%      11.76%        45%
October 1, 2003 to September 30, 2004 .............        0.28%         0.80%     (0.26)%     0.54%       9.88%        87%

EMERGING GROWTH PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) .....       (0.49)%        0.94%     (0.05)%     0.89%     (30.97)%       74%
October 1, 2007 to September 30, 2008 .............       (0.49)%        0.93%     (0.01)%     0.92%     (30.95)%      191%
January 31, 2007(3) to September 30, 2007 .........       (0.54)%        1.01%     (0.02)%     0.99%      24.40%       125%

EQUITY INCOME PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) .....        3.08%         0.74%     (0.09)%     0.65%     (30.76)%        4%
October 1, 2007 to September 30, 2008 .............        2.16%         0.75%     (0.18)%     0.57%     (23.18)%        8%
October 1, 2006 to September 30, 2007 .............        1.91%         0.76%     (0.19)%     0.57%      15.91%        16%
October 1, 2005 to September 30, 2006 .............        1.84%         0.75%     (0.05)%     0.70%      11.21%         7%
October 1, 2004 to September 30, 2005 .............        2.04%         0.73%     (0.13)%     0.60%      13.30%        20%
October 1, 2003 to September 30, 2004 .............        1.86%         0.77%     (0.21)%     0.56%      17.04%        11%

EQUITY VALUE PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) .....        2.35%         0.73%     (0.03)%     0.70%     (30.91)%       77%
October 1, 2007 to September 30, 2008 .............        1.68%         0.74%     (0.04)%     0.70%     (27.44)%      152%
October 1, 2006 to September 30, 2007 .............        1.29%         0.77%     (0.08)%     0.69%      20.21%       108%
October 1, 2005 to September 30, 2006 .............        1.18%         0.78%     (0.01)%     0.77%      10.73%       107%
October 1, 2004 to September 30, 2005 .............        1.22%         0.78%     (0.02)%     0.76%      21.61%       145%
October 1, 2003 to September 30, 2004 .............        1.25%         0.80%     (0.18)%     0.62%      17.82%       122%

INDEX PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) .....        2.98%         0.12%     (0.01)%     0.11%     (30.73)%        6%
October 1, 2007 to September 30, 2008 .............        2.07%         0.11%      0.00%(4)   0.11%     (22.28)%        5%
October 1, 2006 to September 30, 2007 .............        1.86%         0.11%     (0.01)%     0.10%      16.35%         8%
October 1, 2005 to September 30, 2006 .............        1.86%         0.11%      0.00%      0.11%      10.70%         9%
October 1, 2004 to September 30, 2005 .............        2.08%         0.12%     (0.08)%     0.04%      12.23%         8%
October 1, 2003 to September 30, 2004 .............        1.71%         0.17%     (0.14)%     0.03%      13.87%         2%

INTERNATIONAL CORE PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) .....        0.73%         1.23%     (0.06)%     1.17%     (32.40)%       86%
October 1, 2007 to September 30, 2008 .............        1.60%         1.14%     (0.02)%     1.12%     (31.42)%       55%
October 1, 2006 to September 30, 2007 .............        1.27%         1.09%     (0.01)%     1.08%      23.70%        66%
October 1, 2005 to September 30, 2006 .............        1.99%         1.09%     (0.06)%     1.03%      14.58%        39%
October 1, 2004 to September 30, 2005 .............        1.51%         1.09%     (0.01)%     1.08%      18.69%       108%
October 1, 2003 to September 30, 2004 .............        0.86%         1.11%     (0.15)%     0.96%      13.84%        33%

----------
(1.) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
     3).

(2.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3.) Commencement of operations.

(4.) Amount calculated is less than .005%.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 223


Financial Highlights

                                                        Ratio to Average Net Assets (Annualized)(1)
                                                      -----------------------------------------------               Portfolio
                                                      Net Investment     Gross    Expenses      Net       Total      Turnover
                                                       Income (Loss)   Expenses    Waived    Expenses   Return(2)      Rate
                                                      --------------   --------   --------   --------   ---------   ---------
INTERNATIONAL GROWTH PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) .....        0.69%         1.12%     (0.03)%     1.09%     (29.03)%       45%
October 1, 2007 to September 30, 2008 .............        1.17%         1.08%     (0.03)%     1.05%     (28.68)%       57%
October 1, 2006 to September 30, 2007 .............        1.09%         1.06%     (0.03)%     1.03%      27.40%        73%
October 1, 2005 to September 30, 2006 .............        0.87%         1.07%     (0.09)%     0.98%      19.95%        62%
October 6, 2004(3) to September 30, 2005 ..........        1.02%         1.08%     (0.02)%     1.06%      22.30%        67%

INTERNATIONAL INDEX PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) .....        2.38%         0.56%     (0.06)%     0.50%     (32.08)%       10%
October 1, 2007 to September 30, 2008 .............        2.84%         0.51%     (0.01)%     0.50%     (29.67)%       14%
October 1, 2006 to September 30, 2007 .............        2.15%         0.49%      0.00%      0.49%      24.52%         3%
October 1, 2005 to September 30, 2006 .............        2.59%         0.49%     (0.12)%     0.37%      19.44%         7%
October 6, 2004(3) to September 30, 2005 ..........        2.41%         0.49%     (0.03)%     0.46%      21.90%        21%

INTERNATIONAL VALUE PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) .....        1.87%         1.08%     (0.05)%     1.03%     (33.54)%       12%
October 1, 2007 to September 30, 2008 .............        3.68%         1.07%     (0.06)%     1.01%     (34.21)%       23%
October 1, 2006 to September 30, 2007 .............        2.47%         1.07%     (0.04)%     1.03%      21.91%        19%
October 1, 2005 to September 30, 2006 .............        2.34%         1.09%      0.00%      1.09%      19.32%        31%
October 1, 2004 to September 30, 2005 .............        2.21%         1.11%     (0.01)%     1.10%      25.92%        14%
October 31, 2003(3) to September 30, 2004 .........        2.61%         1.02%     (0.18)%     0.84%      20.00%        24%

LARGE CAP APPRECIATION PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) .....        1.00%         0.76%     (0.03)%     0.73%     (28.56)%       73%
October 1, 2007 to September 30, 2008 .............        0.41%         0.74%     (0.05)%     0.69%     (25.49)%      151%
October 1, 2006 to September 30, 2007 .............        0.57%         0.74%     (0.05)%     0.69%      21.80%       145%
October 1, 2005 to September 30, 2006 .............        0.65%         0.75%     (0.03)%     0.72%       3.34%       155%
October 1, 2004 to September 30, 2005 .............        0.83%         0.74%      0.00%      0.74%      20.02%       133%
October 1, 2003 to September 30, 2004 .............        0.50%         0.76%     (0.14)%     0.62%      10.56%       149%

LARGE COMPANY GROWTH PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) .....        1.07%         0.70%     (0.09)%     0.61%     (23.14)%        8%
October 1, 2007 to September 30, 2008 .............        0.48%         0.68%     (0.01)%     0.67%     (22.59)%        7%
October 1, 2006 to September 30, 2007 .............        0.46%         0.70%     (0.02)%     0.68%      17.80%        10%
October 1, 2005 to September 30, 2006 .............        0.14%         0.70%     (0.09)%     0.61%       1.41%         6%
October 1, 2004 to September 30, 2005 .............        0.69%         0.69%     (0.01)%     0.68%      11.03%        18%
October 1, 2003 to September 30, 2004 .............       (0.09)%        0.76%     (0.08)%     0.68%       2.96%        14%

SMALL CAP INDEX PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) .....        1.81%         0.25%     (0.01)%     0.24%     (38.27)%       12%
October 1, 2007 to September 30, 2008 .............        1.36%         0.23%     (0.05)%     0.18%     (14.30)%       22%
October 1, 2006 to September 30, 2007 .............        1.10%         0.23%     (0.05)%     0.18%      14.78%        24%
October 1, 2005 to September 30, 2006 .............        0.95%         0.24%     (0.01)%     0.23%       6.89%        20%
October 1, 2004 to September 30, 2005 .............        1.00%         0.23%     (0.05)%     0.18%      21.03%        14%
October 1, 2003 to September 30, 2004 .............        0.93%         0.28%     (0.19)%     0.09%      23.97%        17%

SMALL COMPANY GROWTH PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) .....       (0.41)%        0.89%     (0.01)%     0.88%     (30.23)%       73%
October 1, 2007 to September 30, 2008 .............       (0.53)%        0.89%      0.00%(4)   0.89%     (27.50)%      150%
October 1, 2006 to September 30, 2007 .............       (0.46)%        0.90%      0.00%      0.90%      17.74%       138%
October 1, 2005 to September 30, 2006 .............       (0.33)%        0.91%     (0.01)%     0.90%       7.02%       125%
October 1, 2004 to September 30, 2005 .............       (0.45)%        0.91%      0.00%      0.91%      16.51%       142%
October 1, 2003 to September 30, 2004 .............       (0.63)%        0.93%     (0.07)%     0.86%      12.70%       145%

SMALL COMPANY VALUE PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) .....        1.82%         0.89%      0.00%(4)   0.89%     (44.69)%       50%
October 1, 2007 to September 30, 2008 .............        1.02%         0.90%     (0.01)%     0.89%     (22.01)%       82%
October 1, 2006 to September 30, 2007 .............        0.53%         0.93%     (0.01)%     0.92%       6.53%        69%
October 1, 2005 to September 30, 2006 .............        0.64%         0.92%     (0.13)%     0.79%       6.70%       114%
October 1, 2004 to September 30, 2005 .............        0.61%         0.92%     (0.10)%     0.82%      24.77%        70%
October 1, 2003 to September 30, 2004 .............        0.54%         0.93%     (0.13)%     0.80%      23.72%        64%

STRATEGIC SMALL CAP VALUE PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited) .....        1.82%         0.90%     (0.32)%     0.58%     (37.57)%       23%
October 1, 2007 to September 30, 2008 .............        0.80%         0.91%     (0.08)%     0.83%     (16.47)%       46%
October 1, 2006 to September 30, 2007 .............        0.30%         0.93%     (0.01)%     0.92%       8.65%        64%
January 31, 2006(3) to September 30, 2006 .........        0.75%         0.94%     (0.19)%     0.75%       0.60%        37%

                   224 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios. These financial statements are for 16 of those portfolios as follows: the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (each, a "Fund" and collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

In connection with the transactions described below, each of the C&B Large Cap Value Portfolio and the Index Portfolio received securities that were contributed in-kind by the Wells Fargo Advantage C&B Large Cap Value Fund and the Wells Fargo Advantage Index Fund, respectively, each a series of Wells Fargo Funds Trust, in an in-kind subscription for interests in the respective portfolios. As of the open of business on July 21, 2008, each series of Wells Fargo Funds Trust identified below as an "Acquiring Gateway Fund" acquired all of the assets and assumed all of the liabilities of its corresponding series of Wells Fargo Funds Trust identified below as a "Target Gateway Fund" (each a "Gateway Acquisition", and collectively the "Gateway Acquisitions"), as shown in the table below.

Target Gateway Fund                                  Acquiring Gateway Fund
-------------------                       ----------------------------------------------
WELLS FARGO ADVANTAGE EQUITY INDEX FUND          Wells Fargo Advantage Index Fund
WELLS FARGO ADVANTAGE VALUE FUND          Wells Fargo Advantage C&B Large Cap Value Fund

The Gateway Acquisitions were accomplished through the following steps. In a tax-free exchange, the Wells Fargo Advantage Index Fund issued 5,921,421 of its shares (valued at $286,059,163) in exchange for all of the assets and liabilities of the Wells Fargo Advantage Equity Index Fund. The aggregate net assets of the Wells Fargo Advantage Equity Index Fund at the close of business on July 18, 2008 were valued at $286,059,163 and were combined with those of the Wells Fargo Advantage Index Fund. In a tax-free exchange, the Wells Fargo Advantage C&B Large Cap Value Fund issued 2,679,869 of its shares (valued at $21,385,482) in exchange for all of the assets and liabilities of the Wells Fargo Advantage Value Fund. The aggregate net assets of the Wells Fargo Advantage Value Fund at the close of business on July 18, 2008 were valued at $21,385,482 and were combined with those of the Wells Fargo Advantage C&B Large Cap Value Fund. Each Target Gateway Fund then liquidated by distributing the corresponding Acquiring Gateway Fund shares pro rata to the Target Gateway Fund shareholders, so that Target Gateway Fund shareholders received shares of a specified class of the corresponding Acquiring Gateway Fund with a total value equal to the value of their Target Gateway Fund shares at the close of business on July 18, 2008. The Wells Fargo Advantage Index Fund then transferred in-kind the assets acquired in the Gateway Acquisition valued at $286,059,163 to the Index Portfolio in which it invests all or substantially all of its assets in exchange for interests in the Index Portfolio. The Wells Fargo Advantage C&B Large Cap Value Fund then transferred in-kind the assets acquired in the Gateway Acquisition valued at $21,385,482 to the C&B Large Cap Value Portfolio in which it invests all or substantially all of its assets in exchange for interests in the C&B Large Cap Value Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                   Wells Fargo Advantage Master Portfolios 225


Notes to Financial Statements

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Investments in other mutual funds ( the "Underlying Funds") are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own

                   226 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Funds' investments in securities:

                                                                                    Total Fair Value
PORTFOLIO                                  Level 1         Level 2       Level 3     as of 3/31/2009
---------                              --------------   ------------   ----------   ----------------
C&B LARGE CAP VALUE PORTFOLIO          $  463,928,800   $ 24,353,727   $2,782,442    $  491,064,969
DISCIPLINED GROWTH PORTFOLIO               69,763,481      8,995,344      620,579        79,379,404
EMERGING GROWTH PORTFOLIO                  68,280,076     17,533,247    1,201,279        87,014,602
EQUITY INCOME PORTFOLIO                   214,291,649     10,763,359      389,264       225,444,272
EQUITY VALUE PORTFOLIO                    413,113,728     30,778,815    1,935,837       445,828,380
INDEX PORTFOLIO                         1,502,483,492    117,742,781    8,115,178     1,628,341,451
INTERNATIONAL CORE PORTFOLIO               53,914,847              0            0        53,914,847
INTERNATIONAL GROWTH PORTFOLIO            106,201,877              0            0       106,201,877
INTERNATIONAL INDEX PORTFOLIO              53,175,950              0      256,850        53,432,800
INTERNATIONAL VALUE PORTFOLIO             219,119,245              0            0       219,119,245
LARGE CAP APPRECIATION PORTFOLIO           90,757,633     11,389,035      790,133       102,936,801
LARGE COMPANY GROWTH PORTFOLIO            818,887,567     97,340,394    4,180,175       920,408,136
SMALL CAP INDEX PORTFOLIO                 183,239,009     33,885,013    2,508,066       219,632,088
SMALL COMPANY GROWTH PORTFOLIO            320,813,877     52,463,801    3,325,881       376,603,559
SMALL COMPANY VALUE PORTFOLIO             253,149,683     40,273,961    2,328,470       295,752,114
STRATEGIC-SMALL CAP VALUE PORTFOLIO       155,074,491              0            0       155,074,491

The following is a summary of the inputs used as of March 31, 2009 in valuing the Funds' investments in other financial instruments.*

                                                                       Total Unrealized
                                                                        Appreciation/
PORTFOLIO                              Level 1     Level 2   Level 3    (Depreciation)
---------                              --------   --------   -------   ----------------
INDEX PORTFOLIO                        $749,543   $      0     $0          $749,543
INTERNATIONAL INDEX PORTFOLIO            91,760    (19,678)     0            72,082
SMALL CAP INDEX PORTFOLIO               388,220          0      0           388,220

* Other financial instruments include: futures, options, sale commitments, swaps, and forward foreign currency.

                   Wells Fargo Advantage Master Portfolios 227


Notes to Financial Statements

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                           C&B Large  Disciplined    Emerging      Equity       Equity                  International  International
                           Cap Value     Growth       Growth       Income       Value         Index          Core          Growth
                           Portfolio   Portfolio    Portfolio    Portfolio    Portfolio     Portfolio     Portfolio      Portfolio
                          ----------  -----------  -----------  -----------  -----------  ------------  -------------  -------------
Balance as of 09/30/2008  $2,955,104   $ 705,227   $ 2,728,377  $ 1,588,457  $ 6,755,343  $ 28,528,691        $0             $0
   Accrued discounts
      (premiums)                   0           0             0            0            0             0         0              0
   Realized gain (loss)            0           0             0            0            0             0         0              0
   Change in unrealized
      appreciation
      (depreciation)        (569,257)   (173,400)     (415,300)    (183,484)    (577,509)   (2,905,171)        0              0
   Net purchases (sales)     396,595      88,752    (1,111,798)  (1,015,709)  (4,241,997)  (17,508,342)        0              0
   Net transfer in (out)
      of Level 3                   0           0             0            0            0             0         0              0
Balance as of 03/31/2009  $2,782,442   $ 620,579   $ 1,201,279  $   389,264  $ 1,935,837  $  8,115,178        $0             $0

                                                                         Large                     Small        Small     Strategic
                          International  International    Large Cap     Company     Small Cap     Company      Company    Small Cap
                              Index          Value      Appreciation     Growth       Index        Growth       Value       Value
                            Portfolio      Portfolio      Portfolio    Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                          -------------  -------------  ------------  -----------  -----------  -----------  -----------  ---------
Balance as of 09/30/2008     $    826          $0        $1,273,322   $14,495,731  $ 6,177,119  $10,030,449  $ 5,219,257      $0
   Accrued discounts
      (premiums)                    0           0                 0             0            0            0            0       0
   Realized gain (loss)             0           0                 0             0            0            0            0       0
   Change in unrealized
      appreciation
      (depreciation)            2,801           0          (141,071)   (1,747,396)    (954,489)  (1,240,631)    (851,302)      0
   Net purchases (sales)      236,736           0          (342,118)   (8,568,160)  (2,211,831)  (5,463,937)  (2,039,485)      0
   Net transfer in (out)
      of Level 3               16,487           0                 0             0     (502,733)           0            0       0
Balance as of 03/31/2009     $256,850          $0        $  790,133   $ 4,180,175  $ 2,508,066  $ 3,325,881  $ 2,328,470      $0

The following is a summary of the unrealized appreciation (depreciation) associated with (Level 3) securities held as of March 31,2009:

                                C&B Large  Disciplined   Emerging    Equity     Equity                International  International
                                Cap Value     Growth      Growth     Income     Value       Index          Core          Growth
                                Portfolio   Portfolio   Portfolio  Portfolio  Portfolio   Portfolio     Portfolio      Portfolio
                                ---------  -----------  ---------  ---------  ---------  -----------  -------------  -------------
Change in unrealized
   appreciation (depreciation)
   relating to securities held
   at the end of reporting
   period                       $(569,257)  $(173,400)  $(415,300) $(183,484) $(577,509) $(2,905,171)        $0          $0

                                                                              Large                   Small       Small    Strategic
                               International  International    Large Cap     Company    Small Cap    Company     Company   Small Cap
                                   Index          Value      Appreciation     Growth      Index       Growth      Value      Value
                                 Portfolio      Portfolio      Portfolio    Portfolio   Portfolio   Portfolio   Portfolio  Portfolio
                               -------------  -------------  ------------  -----------  ---------  -----------  ---------  ---------
Change in unrealized
   appreciation (depreciation)
   relating to securities held
   at the end of reporting
   period                          $2,801           $0        $(141,071)   $(1,747,396) $(954,489) $(1,240,631) $(851,302)     $0

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

                   228 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: May 31, 2006; May 31, 2007; May 31, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

As of March 31, 2009, outstanding forward contracts were as follows:

                                  Currency                                    Currency     Net Unrealized
                                Amount to be      Type of      Settlement   Amount to be    Appreciation
PORTFOLIO                         Received        Currency        Date        Delivered    (Depreciation)
---------                       ------------   -------------   ----------   ------------   --------------
INTERNATIONAL INDEX PORTFOLIO       225,000         Euro        6/30/2009     $306,774        $(7,796)
                                    160,000    British Pound    6/30/2009      232,779         (3,126)
                                 35,000,000     Japanese Yen    6/30/2009      362,882         (8,756)

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When

                  Wells Fargo Advantage Master Portfolios 229


Notes to Financial Statements

the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2009, the following Funds held open futures contracts:

                                                                                  Notional    Net Unrealized
                                                                                  Contract     Appreciation
PORTFOLIO                       Contracts         Type        Expiration Date      Amount     (Depreciation)
---------                       ---------   ---------------   ---------------   -----------   --------------
INDEX PORTFOLIO                  92 Long        S&P 500          June 2009      $17,530,857       $749,543
INTERNATIONAL INDEX PORTFOLIO    31 Long    DJ Eurostoxx 50      June 2009          794,581         25,714
                                  8 Long     FTSE 100 Index      June 2009          437,605          7,878
                                  7 Long         TOPIX           June 2009          492,505         58,168
SMALL CAP INDEX PORTFOLIO        82 Long      Russell 2000       June 2009        3,066,440        388,220

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. For the six-month period ended March 31, 2009, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan, the related collateral and the liability to return the collateral at March 31, 2009, are shown on the Statements of Assets and Liabilities.

                   230 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of March 31, 2009, the following Funds owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

PORTFOLIO                          Defaulted SIVs ($Market Value)   % of Net Assets
---------                          ------------------------------   ---------------
C&B LARGE CAP VALUE PORTFOLIO              $2,029,119                     0.44
DISCIPLINED GROWTH PORTFOLIO                  452,562                     0.68
EMERGING GROWTH PORTFOLIO                     876,043                     1.42
EQUITY INCOME PORTFOLIO                       283,874                     0.13
EQUITY VALUE PORTFOLIO                      1,411,726                     0.35
INDEX PORTFOLIO                             5,918,062                     0.40
LARGE CAP APPRECIATION PORTFOLIO              576,211                     0.66
LARGE COMPANY GROWTH PORTFOLIO              3,048,428                     0.39
SMALL CAP INDEX PORTFOLIO                   1,829,028                     1.06
SMALL COMPANY GROWTH PORTFOLIO              2,425,427                     0.80
SMALL COMPANY VALUE PORTFOLIO               1,698,056                     0.72

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                          Advisory                                                   Subadvisory
                                                         Fees (% of                                                  Fees (% of
                                      Average Daily     Average Daily                             Average Daily     Average Daily
PORTFOLIO                              Net Assets        Net Assets)         Subadviser            Net Assets        Net Assets)
---------                          ------------------   -------------   --------------------   ------------------   -------------
C&B LARGE CAP VALUE PORTFOLIO      First $500 million       0.700         Cooke & Bieler LP    First $250 million       0.450
                                    Next $500 million       0.650                               Next $250 million       0.400
                                      Next $2 billion       0.600                               Next $250 million       0.350
                                      Next $2 billion       0.575                               Over $750 million       0.300
                                      Over $5 billion       0.550

                   Wells Fargo Advantage Master Portfolios 231


Notes to Financial Statements

                                                          Advisory                                                   Subadvisory
                                                         Fees (% of                                                  Fees (% of
                                     Average Daily      Average Daily                             Average Daily     Average Daily
PORTFOLIO                               Net Assets       Net Assets)         Subadviser            Net Assets        Net Assets)
---------                          ------------------   -------------   --------------------   ------------------   -------------
DISCIPLINED GROWTH PORTFOLIO       First $500 million       0.700            Smith Asset       First $200 million       0.300
                                    Next $500 million       0.650            Management         Next $300 million       0.200
                                      Next $2 billion       0.600             Group LP          Over $500 million       0.150
                                      Next $2 billion       0.575
                                      Over $5 billion       0.550

EMERGING GROWTH PORTFOLIO           First 500 million       0.850           Wells Capital      First $100 million       0.550
                                     Next 500 million       0.825            Management         Next $100 million       0.500
                                      Next $1 billion       0.800           Incorporated        Over $200 million       0.400
                                      Next $1 billion       0.775
                                      Next $3 billion       0.750

EQUITY INCOME PORTFOLIO            First $500 million       0.700           Wells Capital      First $100 million       0.350
                                    Next $500 million       0.650            Management         Next $100 million       0.300
                                      Next $2 billion       0.600           Incorporated        Next $300 million       0.200
                                      Next $2 billion       0.575                               Over $500 million       0.150
                                      Over $5 billion       0.550

EQUITY VALUE PORTFOLIO             First $500 million       0.700       Systematic Financial   First $150 million       0.300
                                    Next $500 million       0.650           Management LP       Next $200 million       0.200
                                      Next $2 billion       0.600                               Next $400 million       0.150
                                      Next $2 billion       0.575                               Next $250 million       0.130
                                      Over $5 billion       0.550                                 Over $1 billion       0.100

INDEX PORTFOLIO                    First $500 million       0.100           Wells Capital      First $100 million       0.050
                                    Next $500 million       0.100            Management         Next $100 million       0.030
                                      Next $2 billion       0.075           Incorporated        Over $200 million       0.020
                                      Next $2 billion       0.075
                                      Over $5 billion       0.050

INTERNATIONAL CORE PORTFOLIO       First $500 million       0.950             Evergreen         First $50 million       0.350
                                    Next $500 million       0.900            Investment         Next $500 million       0.290
                                      Next $2 billion       0.850            Management         Over $550 million       0.200
                                      Next $2 billion       0.825           Company, LLC*
                                      Over $5 billion       0.800

INTERNATIONAL GROWTH PORTFOLIO     First $500 million       0.950        Artisan Partners LP   First $250 million       0.700
                                    Next $500 million       0.900                               Over $250 million       0.500
                                      Next $2 billion       0.850
                                      Next $2 billion       0.825
                                      Over $5 billion       0.800

INTERNATIONAL INDEX PORTFOLIO      First $500 million       0.350            SSgA Funds        First $100 million       0.080
                                    Next $500 million       0.350            Management         Over $100 million       0.060
                                      Next $2 billion       0.325
                                      Next $2 billion       0.325
                                      Over $5 billion       0.300

INTERNATIONAL VALUE PORTFOLIO      First $500 million       0.950             LSV Asset        First $150 million       0.350
                                    Next $500 million       0.900            Management         Next $350 million       0.400
                                      Next $2 billion       0.850                               Next $250 million       0.350
                                      Next $2 billion       0.825                               Next $250 million       0.325
                                      Over $5 billion       0.800                                 Over $1 billion       0.300

LARGE CAP APPRECIATION PORTFOLIO   First $500 million       0.700          Cadence Capital     First $250 million       0.300
                                    Next $500 million       0.650          Management LLC       Next $250 million       0.200
                                      Next $2 billion       0.600                               Next $500 million       0.150
                                      Next $2 billion       0.575                                 Over $1 billion       0.100
                                      Over $5 billion       0.550

                   232 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

                                                          Advisory                                                   Subadvisory
                                                         Fees (% of                                                  Fees (% of
                                        Average Daily   Average Daily                             Average Daily     Average Daily
PORTFOLIO                                  Net Assets    Net Assets)         Subadviser            Net Assets        Net Assets)
---------                          ------------------   -------------   --------------------   ------------------   -------------
LARGE COMPANY GROWTH PORTFOLIO     First $500 million       0.700         Peregrine Capital     First $25 million       0.550
                                    Next $500 million       0.650            Management          Next $25 million       0.450
                                      Next $2 billion       0.600           Incorporated        Next $100 million       0.400
                                      Next $2 billion       0.575                               Next $125 million       0.350
                                      Over $5 billion       0.550                               Over $275 million       0.225

SMALL CAP INDEX PORTFOLIO          First $500 million       0.200           Wells Capital      First $100 million       0.050
                                    Next $500 million       0.200            Management         Next $100 million       0.030
                                      Next $2 billion       0.175           Incorporated        Over $200 million       0.020
                                      Next $2 billion       0.175
                                      Over $5 billion       0.150

SMALL COMPANY GROWTH PORTFOLIO     First $500 million       0.850         Peregrine Capital     First $50 million       0.900
                                    Next $500 million       0.825            Management         Next $130 million       0.750
                                      Next $1 billion       0.800           Incorporated        Next $160 million       0.650
                                      Next $1 billion       0.775                               Next $345 million       0.500
                                      Over $3 billion       0.750                                Next $50 million       0.520
                                                                                                Over $735 million       0.550

SMALL COMPANY VALUE PORTFOLIO      First $500 million       0.850         Peregrine Capital    First $175 million       0.500
                                    Next $500 million       0.825            Management         Over $175 million       0.750
                                      Next $1 billion       0.800           Incorporated
                                      Next $1 billion       0.775
                                      Over $3 billion       0.750

STRATEGIC SMALL CAP VALUE          First $500 million       0.850           Wells Capital      First $200 million       0.450
PORTFOLIO                           Next $500 million       0.825            Management         Over $200 million       0.400
                                      Next $1 billion       0.800           Incorporated
                                      Next $1 billion       0.775
                                      Over $3 billion       0.750

* Effective March 2, 2009, following approval of the Board of Trustees of the Trust and the Interest holders of International Core Portfolio, Evergreen Investment Management Company, LLC ("Evergreen") replaced New Star Institutional Managers Limited ("New Star") as the sub-adviser to the Fund and assumed day-to-day investment management responsibilities for the Fund. For the portion of the reporting period prior to such date, New Star was entitled to receive a subadvisory fee at the same rates shown in the table. Evergreen is entitled to receive a subadvisory fee at the rates shown in the table until such future date that sub-advisory fee changes for multiple Wells Fargo Advantage Funds sub-advised by Evergreen Investments are contemporaneously implemented. Upon any such implementation, Evergreen would be entitled to receive a subadvisory fee for managing the International Core Portfolio at the following rates, expressed as a percentage of average daily net assets of the portfolio: 0.450% for the first $200 million and 0.400% for assets over $200 million.

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                   % of Average
PORTFOLIO                        Daily Net Assets
---------                        ----------------
INTERNATIONAL CORE PORTFOLIO           0.10
INTERNATIONAL GROWTH PORTFOLIO         0.10
INTERNATIONAL INDEX PORTFOLIO          0.10
INTERNATIONAL VALUE PORTFOLIO          0.10
ALL OTHER PORTFOLIOS                   0.02

TRANSACTIONS WITH AFFILIATES

For the six-month period ended March 31, 2009, there were no brokerage commissions paid to an affiliated broker-dealer.

                   Wells Fargo Advantage Master Portfolios 233


Notes to Financial Statements

OTHER FEES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust. PNC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Portfolio also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its independent Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the six-month period ended March 31, 2009, were waived by Funds Management, first from advisory fees, and then any remaining amount from custody fees. Funds Management has contractually committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios, including the underlying fees and expenses of the Funds, for certain series of Wells Fargo Funds Trust that invest substantially all or a portion of their assets in the Funds.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six-month period ended March 31, 2009, were as follows:

PORTFOLIO                             Purchases at Cost   Sales Proceeds
---------                             -----------------   --------------
C&B LARGE CAP VALUE PORTFOLIO            $ 94,335,475      $ 93,816,399
DISCIPLINED GROWTH PORTFOLIO               42,186,832        51,570,230
EMERGING GROWTH PORTFOLIO                  53,127,842        57,600,758
EQUITY INCOME PORTFOLIO                     9,650,742        42,953,385
EQUITY VALUE PORTFOLIO                    354,592,427       368,399,858
INDEX PORTFOLIO                           108,530,562       191,838,161
INTERNATIONAL CORE PORTFOLIO               53,845,224        61,760,074
INTERNATIONAL GROWTH PORTFOLIO             55,602,966        45,179,969
INTERNATIONAL INDEX PORTFOLIO               6,193,355        10,369,122
INTERNATIONAL VALUE PORTFOLIO              57,315,774        28,281,042
LARGE CAP APPRECIATION PORTFOLIO           72,480,372        89,901,019
LARGE COMPANY GROWTH PORTFOLIO             77,255,176       328,348,597
SMALL CAP INDEX PORTFOLIO                  25,056,476        29,486,903
SMALL COMPANY GROWTH PORTFOLIO            241,691,418       262,334,742
SMALL COMPANY VALUE PORTFOLIO             152,036,073       154,571,008
STRATEGIC SMALL CAP VALUE PORTFOLIO        40,550,598        43,345,143

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities--an amendment of FASB Statement No. 133"("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, and interim periods within those years. As of March 31, 2009, Management is continuing to evaluate the impact, if any, that adoption of SFAS 161 may have on the financial statements.

                   234 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly"("FAS 157-4"). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

                      Wells Fargo Equity Gateway Funds 235


Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"), Members of the Advisory Board of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees, Advisory Board Members and Officers listed below acts in identical capacities for each of the 134 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee, Advisory Board Member and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee, Advisory Board Member and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                            Position Held and
Name and Age               Length of Service(2)            Principal Occupations During Past Five Years          Other Directorships
------------            -------------------------   ----------------------------------------------------------   -------------------
Thomas S. Goho(3)       Trustee, since 1987         Co-Director for the Calloway School of Stephens University   None
66                                                  of Wake Forest University. Prior thereto, the Thomas Goho
                                                    Chair of Finance of Wake Forest University, Calloway
                                                    School of Business and Accountancy, from 2006-2007 and
                                                    Associate Professor of Finance from 1999-2005.

Peter G. Gordon         Trustee, since 1998;        Co-Founder, Chairman, President and CEO of Crystal Geyser    None
66                      Chairman, since 2005        Water Company.
                        (Lead Trustee since 2001)

Judith M. Johnson       Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer and Chief    None
59                                                  Investment Officer of Minneapolis Employees Retirement
                                                    Fund from 1996 to 2008. Ms. Johnson is a certified public
                                                    accountant and a certified managerial accountant.

Olivia S. Mitchell      Trustee, since 2006         Professor of Insurance and Risk Management, Wharton          None
55                                                  School, University of Pennsylvania. Director of the
                                                    Boettner Center on Pensions and Retirement Research.
                                                    Research associate and board member, Penn Aging Research
                                                    Center. Research associate, National Bureau of Economic
                                                    Research.

Timothy J. Penny        Trustee, since 1996         President and CEO of Southern Minnesota Initiative           None
57                                                  Foundation, a non-profit organization since 2007 and
                                                    Senior Fellow at the Humphrey Institute Policy Forum at
                                                    the University of Minnesota since 1995. Member of the
                                                    Board of Trustees of NorthStar Education Finance, Inc., a
                                                    non-profit organization, since 2007.

Donald C. Willeke       Trustee, since 1996         Principal of the law firm of Willeke & Daniels. General      None
68                                                  Counsel of the Minneapolis Employees Retirement Fund from
                                                    1984 to present.

                      236 Wells Fargo Equity Gateway Funds


                                                               Other Information

ADVISORY BOARD MEMBERS

                            Position Held and
Name and Age               Length of Service(2)            Principal Occupations During Past Five Years          Other Directorships
------------            -------------------------   ----------------------------------------------------------   -------------------
Isaiah Harris, Jr.(4)   Advisory Board              Retired. Prior thereto, President and CEO of BellSouth       CIGNA Corporation;
56                      Member, since 2008          Advertising and Publishing Corp. from 2005 to 2007,          Deluxe Corporation
                                                    President and CEO of BellSouth Enterprises from 2004 to
                                                    2005 and President of BellSouth Consumer Services from
                                                    2000 to 2003. Currently a member of the Iowa State
                                                    University Foundation Board of Governors and a member of
                                                    the Advisory Board of Iowa State University School of
                                                    Business.

David F. Larcker(4)     Advisory Board              James Irvin Miller Professor of Accounting at the Graduate   None
58                      Member, since 2008          School of Business, Stanford University. Director of
                                                    Corporate Governance Research Program and Co-Director of
                                                    The Rock Center for Corporate Governance since 2006. From
                                                    2005 to 2008, Professor of Accounting at the Graduate
                                                    School of Business, Stanford University. Prior thereto,
                                                    Ernst & Young Professor of Accounting at The Wharton
                                                    School, University of Pennsylvania from 1985 to 2005.

OFFICERS

                            Position Held and
Name and Age               Length of Service(2)            Principal Occupations During Past Five Years          Other Directorships
------------            -------------------------   ----------------------------------------------------------   -------------------
Karla M. Rabusch        President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and       None
49                                                  President of Wells Fargo Funds Management, LLC since 2003.
                                                    Senior Vice President and Chief Administrative Officer of
                                                    Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman        Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds     None
48                      Chief Legal Officer,        Management, LLC since 2001. Managing Counsel of Wells
                        since 2003                  Fargo Bank, N.A. since 2000.

Stephen W. Leonhardt    Treasurer, since 2007       Vice President and Manager of Fund Accounting, Reporting     None
49                                                  and Tax for Wells Fargo Funds Management, LLC since 2007.
                                                    Director of Fund Administration and SEC Reporting for
                                                    TIAA-CREF from 2005 to 2007. Chief Operating Officer for
                                                    UMB Fund Services, Inc. from 2004 to 2005. Controller for
                                                    Sungard Transaction Networks from 2002 to 2004.

Debra Ann Early         Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds Management,    None
44                      since 2007                  LLC since 2007. Chief Compliance Officer of Parnassus
                                                    Investments from 2005 to 2007. Chief Financial Officer of
                                                    Parnassus Investments from 2004 to 2007. Senior Audit
                                                    Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

-------------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Retired as Non - Interested Trustee effective March 31, 2009.

(4.) Effective April 17, 2009, elected as Non-Interested Trustee and ceased to be a member of the Advisory Board.

                      Wells Fargo Equity Gateway Funds 237


Other Information

BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

C&B LARGE CAP VALUE FUND, DIVERSIFIED EQUITY FUND, DIVERSIFIED SMALL CAP FUND, EMERGING GROWTH FUND, EQUITY INCOME FUND, EQUITY VALUE FUND, GROWTH EQUITY FUND, INTERNATIONAL VALUE FUND, LARGE CAP APPRECIATION FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY GROWTH FUND, SMALL COMPANY VALUE FUND, STRATEGIC SMALL CAP VALUE FUND, C&B LARGE CAP VALUE PORTFOLIO, DISCIPLINED GROWTH PORTFOLIO, EMERGING GROWTH PORTFOLIO, EQUITY INCOME PORTFOLIO, EQUITY VALUE PORTFOLIO, INDEX PORTFOLIO, INTERNATIONAL CORE PORTFOLIO, INTERNATIONAL GROWTH PORTFOLIO, INTERNATIONAL INDEX PORTFOLIO, INTERNATIONAL VALUE PORTFOLIO, LARGE CAP APPRECIATION PORTFOLIO, LARGE COMPANY GROWTH PORTFOLIO, SMALL CAP INDEX PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO AND STRATEGIC SMALL CAP VALUE PORTFOLIO

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust ("Funds Trust") and Wells Fargo Master Trust (collectively, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Boards reviewed and re-approved, during the six months covered by this report: (i) investment advisory agreements with Funds Management for the C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, Strategic Small Cap Value Fund, C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (the "Funds"); (ii) investment sub-advisory agreements with Wells Capital Management for the Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Growth Equity Fund, Strategic Small Cap Value Fund, Emerging Growth Portfolio, Equity Income Portfolio, Index Portfolio, Small Cap Index Portfolio and Strategic Small Cap Value Portfolio; (iii) an investment sub-advisory agreement with Artisan Partners Limited Partnership ("Artisan") for the International Growth Portfolio;
(iv) an investment sub-advisory agreement with Cadence Capital Management, LLC ("Cadence") for the Large Cap Appreciation Portfolio; (v) an investment sub-advisory agreement with Cooke & Bieler, L.P. ("Cooke & Bieler") for the C&B Large Cap Value Portfolio; (vi) investment sub-advisory agreements with LSV Asset Management ("LSV") for the International Value Fund and International Value Portfolio; (vii) an investment sub-advisory agreement with New Star Institutional Managers Limited ("New Star") for the International Core Portfolio; (viii) investment sub-advisory agreements with Peregrine Capital Management, Inc. ("Peregrine") for the Diversified Equity Fund, Diversified Small Cap Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio; (ix) investment sub-advisory agreements with Smith Asset Management Group ("Smith") for the Diversified Equity Fund, Growth Equity Fund and Disciplined Growth Portfolio;
(x) an investment sub-advisory agreement with SSgA Funds Management ("SSgA") for the International Index Portfolio; and (xi) investment sub-advisory agreements with Systematic Financial Management, L.P. ("Systematic") for the Equity Value Fund and Equity Value Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Artisan, Cadence, Cooke & Bieler, LSV, New Star, Peregrine, Smith, SSgA and Systematic (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

More specifically, at meetings held on March 28, 2008, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the March 28, 2008, meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

                      238 Wells Fargo Equity Gateway Funds


                                                               Other Information

Because the Diversified Equity Fund, Diversified Small Cap Fund and Growth Equity Fund are gateway blended funds that invest all of their assets in the portfolios identified above and the C&B Large Cap Value Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund and Strategic Small Cap Value Fund are gateway feeder funds that invest all of their assets in one of the portfolios identified above, which has a substantially similar investment objective and substantially similar investment strategies to the respective Fund, information provided to the Boards regarding these Funds is also applicable to the portfolios identified above, as relevant.

NATURE, EXTENT AND QUALITY OF SERVICES

The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Boards received and background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Boards evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Boards took into account the administrative services provided, or anticipated to be provided, to the Funds by Funds Management and its affiliates.

In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, each of the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2007. They also considered these results in comparison to the median performance of a universe of relevant funds that was determined by Lipper Inc. ("Lipper") to be similar to the Fund (the "Universe"), as well as to each Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Boards noted that the performance of each Fund, except the C&B Large Cap Value Fund, International Value Fund, Large Company Growth Fund, Small Company Growth Fund and Small Company Value Fund, was better than, equal to, or not appreciably below, the median performance of each Fund's Universe for most time periods. The Boards noted that the performance of the C&B Large Cap Value Fund, International Value Fund, Large Company Growth Fund, Small Company Growth Fund and Small Company Value Fund was lower than the median performance of each Fund's Universe for most time periods and required further review. As part of their further review, the Boards received an analysis of, and discussed factors contributing to, the underperformance of the C&B Large Cap Value Fund, International Value Fund, Large Company Growth Fund, Small Company Growth Fund and Small Company Value Fund. The Boards requested continued reports on the performance of the C&B Large Cap Value Fund, International Value Fund, Large Company Growth Fund, Small Company Growth Fund and Small Company Value Fund.

The Boards received and considered information regarding the Funds' contractual advisory fees, and net operating expense ratios and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Boards also considered comparisons of these fees to the respective median fees of narrower groups of funds that were determined by Lipper to be the most similar to the Funds (the "Peer Group") and to other comparative data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in the Peer

                      Wells Fargo Equity Gateway Funds 239


Other Information

Group. The Boards noted that the net operating expense ratios for each Fund were lower than, equal to, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratios. The Board of Funds Trust also noted that, at its regular meeting in November 2007, it had approved the reorganization of a fund of Funds Trust (the "Acquired Fund") into the C&B Large Cap Value Fund, pending shareholder approval, and that if the reorganization were approved by shareholders of the Acquired Fund and consummated, the net operating expense ratios for certain share classes of the Fund would be reduced upon completion of the reorganization.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Boards took into account the separate administrative and other services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided. The Board of Funds Trust also considered and approved Funds Management's recommendation to reduce administration fees for certain share classes of certain Funds in coming to its conclusion,

The Boards also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY

The Boards received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Boards also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2008 meetings. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

The Boards did not consider separate profitability information with respect to Wells Capital Management, Peregrine and Smith, as their profitability from their relationships with the Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund Small Company Value Fund, Strategic Small Cap Value Fund, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Index Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio was not a material factor in determining whether to renew the agreements. The Boards did not consider separate profitability information with respect to Artisan, Cadence, Cooke & Bieler, LSV, New Star, SSgA and Systematic, which are not affiliated with Funds Management. The Boards considered that the sub-advisory fees paid to Artisan, Cadence, Cooke & Bieler, LSV, New Star, SSgA and Systematic, had been negotiated by Funds Management on an arm's length basis and that Artisan's, Cadence's, Cooke & Bieler's, LSV's, New Star's, SSgA's and Systematic's profitability from their relationships with the Equity Value Fund, International Value Fund, C&B Large Cap Value Portfolio, Equity Value Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio and Large Cap Appreciation Portfolio, was not a material factor in determining whether to renew the agreements.

                      240 Wells Fargo Equity Gateway Funds


                                                               Other Information

ECONOMIES OF SCALE

The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Boards also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the February 2008 board meetings. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trusts, and those offered by the Sub-Advisers to other clients. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Boards also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Boards also reviewed Funds Management's investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds'shares/interests are offered and sold. The Boards noted that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Boards review detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of their quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that the approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                      Wells Fargo Equity Gateway Funds 241


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
CIFG  -- CDC (Caisse des Depots et Consignations) IXIS Financial
         Guarantee
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Farm Service Agency
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
HUD   -- Housing & Urban Development
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
STIT  -- Short-Term Investment Trust
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

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

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request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(C) 2009 Wells Fargo Funds Management, LLC. All rights reserved.   www.wellsfargo.com/advantagefunds       115839 05-09
                                                                                                      SEGF/SAR111 03-09

                                              (WELLS FARGO ADVANTAGE FUNDS LOGO)

(REDUCE CLUTTER. SAVE TREES. LOGO)
Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

(GRAPHIC)
Semi-Annual Report
March 31, 2009

                        WELLS FARGO ADVANTAGE INDEX FUND

REDUCE CLUTTER. SAVE TREES.

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reports at www.wellsfargo.com/advantagedelivery

Contents

LETTER TO SHAREHOLDERS ....................................................    2
PERFORMANCE HIGHLIGHTS
Index Fund ................................................................    6
FUND EXPENSES .............................................................    8
PORTFOLIO OF INVESTMENTS
Index Fund ................................................................    9
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .......................................   10
Statement of Operations ...................................................   11
Statements of Changes in Net Assets .......................................   12
Financial Highlights ......................................................   14
NOTES TO FINANCIAL STATEMENTS .............................................   16

MASTER PORTFOLIO
PORTFOLIO OF INVESTMENTS
Index Portfolio ...........................................................   21
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .......................................   36
Statement of Operations ...................................................   37
Statements of Changes in Net Assets .......................................   38
Financial Highlights ......................................................   39
NOTES TO FINANCIAL STATEMENTS .............................................   40

OTHER INFORMATION .........................................................   46
LIST OF ABBREVIATIONS .....................................................   52

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR WELLS FARGO ADVANTAGE FUNDS, THE WELLS FARGO ADVISOR(SM) PROGRAM, WELLS FARGO MANAGED ACCOUNT SERVICES, AND CERTAIN 529 COLLEGE SAVINGS PLANS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUBADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS AND SHARES IN THE 529 PLANS ARE DISTRIBUTED BY WELLS FARGO FUNDS DISTRIBUTOR, LLC, MEMBER FINRA/SIPC, AN AFFILIATE OF WELLS FARGO & COMPANY.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF MARCH 31, 2009.

EQUITY FUNDS
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund

BOND FUNDS
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS
100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), AND WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

                       2 Wells Fargo Advantage Index Fund


                             Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE SIX-MONTH PERIOD BEGAN WITH THE WORST MONTHLY DECLINE FOR THE EQUITY MARKETS SINCE 1987 AND ENDED WITH THE STRONGEST RALLY SINCE 1938.

THROUGHOUT THE SIX-MONTH PERIOD, THE FEDERAL RESERVE CONTINUED ITS SERIES OF ACTIONS TO STABILIZE THE FINANCIAL SYSTEM.

Dear Valued Shareholder,

We are pleased to provide you with this annual report for the WELLS FARGO ADVANTAGE INDEX FUND for the six-month period that ended March 31, 2009. The period was marked by extreme volatility across the financial markets and proved to be a challenging time for investors. While periods of volatility can present challenges, we believe that investors should remember the importance of maintaining a long-term investment strategy based on their individual goals and risk tolerance.

MARKET VOLATILITY REMAINED HIGH BUT SIGNS OF STABILIZATION EMERGED.

The six-month period began with the worst monthly decline for the equity markets since 1987 and ended with the strongest rally since 1938. Volatility across the financial markets remained high on a historical basis throughout the period but ended significantly lower than the highs reached in October and November 2008. The economic environment remained weak, but signs of stabilization began to emerge as the six-month period came to a close.

The National Bureau of Economic Research declared in December 2008 that a U.S. recession had begun in December 2007. In the fourth quarter of 2008, gross domestic product contracted at a rate of 6.3%--the largest quarterly decline since 1982. Growth remained weak in the first quarter of 2009 but appeared to improve slightly toward the end of the period. By the end of March 2009, the recession had lasted 15 months--the longest period of economic contraction in the United States since 1981-1982.

Amid the weak economic environment, the unemployment rate surged to 8.5%--its highest rate in more than 25 years. Payroll employment showed a monthly decline of more than 650,000 jobs from December through March, the worst four consecutive months in the postwar period. More than 5 million jobs have been lost since the start of the recession.

On the positive side, inflation remained low and several economic indicators showed signs of improvement by the end of the period. Consumer spending recovered somewhat in January 2009, and those gains were sustained in February. In March, sales of new cars and trucks were much better than in February. The housing market remained distressed, but home sales increased slightly in February as housing activity appeared to be responding to lower mortgage rates and lower home prices.

GOVERNMENT TOOK NUMEROUS ACTIONS TO STIMULATE THE ECONOMY.

Throughout the six-month period, the Federal Reserve continued its series of actions to stabilize the financial system. This included additional cuts in the federal funds rate to a range of 0% to 0.25% in December 2008, the lowest federal funds rate in history; large injections of capital into the financial system; and the initiation of several nontraditional, nonmonetary programs.

In October, Congress passed the Emergency Economic Stabilization Act of 2008, which authorized the Treasury Department to establish the $700 billion Troubled Asset Relief Program (TARP) to purchase distressed mortgage securities and other assets from financial institutions. This later became a program for providing capital directly to banks and the automotive industry.

                       Wells Fargo Advantage Index Fund 3


                             Letter to Shareholders

In late November 2008, two additional programs were implemented. The first was an initiative to buy $100 billion in debt and $500 billion in mortgage-backed securities (MBS) of Fannie Mae, Freddie Mac, and other agencies. The second was the $200 billion Term Asset-Backed Securities Loan Facility (TALF) to support the consumer credit and small business segments of the economy.

In February, President Barack Obama signed into law the American Recovery and Reinvestment Act of 2009, a $787 billion economic stimulus bill. Treasury Secretary Timothy Geithner introduced a new Financial Stability Plan that offered a broad outline of additional measures intended to stabilize the financial system. These included "stress tests" to gauge the strength of bank balance sheets under a new Capital Assistance Program, the creation of a Public-Private Investment Program (PPIP), a joint effort with the Federal Reserve to commit up to $1 trillion under the Fed's TALF program, and a program to help support the housing market.

In March 2009, the Fed announced plans to buy up to $300 billion in longer-term U.S. Treasury securities, an additional $750 billion in agency MBS, and an additional $100 billion in agency debt. The Fed also extended its first financing under the TALF program and expanded the types of eligible collateral for loans under the program. Treasury began its bank "stress tests" and announced that its PPIP program would use up to $100 billion of TARP capital in a revived plan to remove distressed assets from the balance sheets of financial institutions.

As a result of these various programs, the Fed's asset holdings on its balance sheet have doubled to more than $2 trillion. The government's multiple initiatives in response to the financial system turmoil helped stabilize the credit markets during the period, pushing down interest rates and setting off a wave of mortgage refinancing.

EQUITY MARKETS EXPERIENCED EXTREME VOLATILITY BUT REBOUNDED IN MARCH.

The equity markets remained turbulent throughout the period, with volatility rising to extreme levels in fall 2008. The broad market, as measured by the S&P 500 Index, began the period with a nearly 17% decline in October 2008--its worst month since October 1987. The market's return was slightly positive in December, but 2009 brought an extended decline that pushed the S&P 500 Index to a low of
676.53 on March 9. From that point, signs of economic stabilization and additional policy clarity sparked the biggest market rally since 1938, with the index surging 23% in 13 trading days.

For all of March 2009, the S&P 500 Index gained about 8.5%, its best monthly return since 2002. For the month, the Dow Jones Industrial Average rose nearly 8%, and the Nasdaq Composite Index jumped 11%. For the six-month period, however, each of the major indices fell approximately 30%.

Over the six-month period, large cap stocks outpaced small cap stocks as investors rotated into larger, more stable companies. The Russell 1000 Index(1)

OVER THE SIX-MONTH PERIOD, LARGE CAP STOCKS OUTPACED SMALL CAP STOCKS AS INVESTORS ROTATED INTO LARGER, MORE STABLE COMPANIES.

----------
(1.) The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

                       4 Wells Fargo Advantage Index Fund


                             Letter to Shareholders

declined 27%, while the Russell 2000 Index(2) fell 35%. During the period, the growth investment style outperformed the value investment style across all market capitalizations. The large weighting of the financials sector within the value indices contributed significantly to this difference in performance.

International stocks, as measured by the MSCI EAFE Index,(3) declined 32% during the six-month period but rose 6% in March. Emerging markets, as measured by the MSCI Emerging Markets Index,(4) fell 28% for the six-month period, rebounding 14% in March.

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

While periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, WELLS FARGO ADVANTAGE FUNDS represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 110 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

----------
(2.) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

(3.) The Morgan Stanley Capital International Europe, Australasia, and Far East
     ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

(4.) The Morgan Stanley Capital International Emerging Markets (MSCI Emerging
     Markets) Index is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The index is currently comprised of 25 emerging market country indices. You cannot invest directly in an index.

     Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                       6 Wells Fargo Advantage Index Fund


                             Performance Highlights

WELLS FARGO ADVANTAGE INDEX FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE INDEX FUND (the Fund) seeks to replicate the total rate of return of the S&P 500 Index, before fees and expenses.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
Gregory T. Genung, CFA

FUND INCEPTION
January 31, 1987

TEN LARGEST EQUITY HOLDINGS (1)
(AS OF MARCH 31, 2009)

Exxon Mobil Corporation                       4.79%
AT&T Incorporated                             2.12%
Johnson & Johnson                             2.07%
Microsoft Corporation                         2.00%
Procter & Gamble Company                      1.97%
Chevron Corporation                           1.92%
International Business Machines Corporation   1.85%
Wal-Mart Stores Incorporated                  1.66%
General Electric Company                      1.52%
JPMorgan Chase & Company                      1.42%

SECTOR DISTRIBUTION (2)
(AS OF MARCH 31, 2009)

                                  (PIE CHART)

Utilities                     (4%)
Consumer Discretionary        (9%)
Consumer Staples             (13%)
Energy                       (13%)
Financials                   (11%)
Health Care                  (15%)
Industrials                  (10%)
Information Technology       (18%)
Materials                     (3%)
Telecommunication Services    (4%)

----------
(1.) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust. Holdings are subject to change and may have changed since the date specified.

(2.) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                       Wells Fargo Advantage Index Fund 7


                             Performance Highlights

                                    WELLS FARGO ADVANTAGE INDEX FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2009)

                                    Including Sales Charge              Excluding Sales Charge         Expense Ratio
                             ----------------------------------  ----------------------------------  ----------------
INDEX FUND                   6 Month*   1 Year  5 Year  10 Year  6 Month*   1 Year  5 Year  10 Year  Gross(4)  Net(5)
----------                   --------  -------  ------  -------  --------  -------  ------  -------  --------  ------
Class A (WINAX)               (34.86)  (42.21)  (6.54)   (4.15)   (30.89)  (38.69)  (5.43)   (3.58)    0.71%    0.62%
Class B (WINBX)**             (36.20)  (44.18)  (6.66)   (4.30)   (31.20)  (39.18)  (6.14)   (4.30)    1.46%    1.37%
Administrator Class (NVINX)                                       (30.77)  (38.47)  (5.08)   (3.22)    0.38%    0.25%
Investor Class (WFVEX)                                            (30.84)  (38.59)  (5.27)   (3.41)    0.81%    0.45%
S&P 500 Index(6)                                                  (30.54)  (38.09)  (4.76)   (3.00)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. ADMINISTRATOR AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Class A and Class B shares incepted on July 18, 2008. Performance shown prior to the inception of the Class A and Class B reflects the performance of the Administrator Class shares, adjusted to reflect Class A and Class B shares sales charges and expenses, as applicable. Performance shown prior to the inception of the Investor Class shares on April 11, 2005, reflects the performance of the Administrator Class shares of the Fund, adjusted to reflect Investor Class expenses.

(4.) Reflects the gross expense ratio as stated in the February 1, 2009, prospectus and includes gross expenses allocated from the master portfolio in which the Fund invests.

(5.) The investment adviser has committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

(6.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

                       8 Wells Fargo Advantage Index Fund


                           Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from October 1, 2009 to March 31, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning         Ending       Expenses
                                              Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE INDEX FUND                10-01-2008      03-31-2009     Period(1)    Expense Ratio
--------------------------------              -------------   -------------   -----------   -------------
CLASS A
   Actual                                       $1,000.00       $  691.10        $2.61          0.62%
   Hypothetical (5% return before expenses)     $1,000.00       $1,021.84        $3.13          0.62%
CLASS B
   Actual                                       $1,000.00       $  688.00        $5.77          1.37%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.10        $6.89          1.37%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $  692.30        $1.05          0.25%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.68        $1.26          0.25%
INVESTOR CLASS
   Actual                                       $1,000.00       $  691.60        $1.90          0.45%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.69        $2.27          0.45%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                       Wells Fargo Advantage Index Fund 9


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                     VALUE
----------   ----------------------------------------------------------   --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.91%
       N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                        $1,152,071,352
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,413,444,698)    1,152,071,352
                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,413,444,698)                99.91%                               $1,152,071,352
OTHER ASSETS AND LIABILITIES, NET     0.09                                     1,046,421
                                    ------                                --------------
TOTAL NET ASSETS                    100.00%                               $1,153,117,773
                                    ------                                --------------

The accompanying notes are an integral part of these financial statements.

                       10 Wells Fargo Advantage Index Fund


         Statement of Assets and Liabilities--March 31, 2009 (Unaudited)

ASSETS
   Investments
      Investments in affiliated Master Portfolios ........................................   $1,152,071,352
                                                                                             --------------
   Total investments at market value (see cost below) ....................................    1,152,071,352
                                                                                             --------------
   Cash ..................................................................................           75,000
   Receivable for Fund shares issued .....................................................        1,347,954
                                                                                             --------------
Total assets .............................................................................    1,153,494,306
                                                                                             --------------
LIABILITIES
   Payable for Fund shares redeemed ......................................................          162,515
   Payable to investment advisor and affiliates (Note 3) .................................            3,448
   Accrued expenses and other liabilities ................................................          210,570
                                                                                             --------------
Total liabilities ........................................................................          376,533
                                                                                             --------------
TOTAL NET ASSETS .........................................................................   $1,153,117,773
                                                                                             ==============
NET ASSETS CONSIST OF
   Paid-in capital .......................................................................   $1,449,075,795
   Undistributed net investment income (loss) ............................................        8,140,337
   Undistributed net realized gain (loss) on investments .................................      (42,725,013)
   Net unrealized appreciation (depreciation) of investments, foreign currencies
      and translation of assets and liabilities denominated in foreign currencies ........     (261,373,346)
                                                                                             --------------
TOTAL NET ASSETS .........................................................................   $1,153,117,773
                                                                                             ==============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
   Net assets - Class A ..................................................................   $  149,018,501
   Shares outstanding - Class A ..........................................................        5,139,164
   Net asset value per share - Class A ...................................................   $        29.00
   Maximum offering price per share - Class A(2) .........................................   $        30.77
   Net assets - Class B ..................................................................   $    5,559,863
   Shares outstanding - Class B ..........................................................          191,937
   Net asset value and offering price per share - Class B ................................   $        28.97
   Net assets - Administrator Class ......................................................   $  916,972,587
   Shares outstanding - Administrator Class ..............................................       31,589,262
   Net asset value and offering price per share - Administrator Class ....................   $        29.03
   Net assets - Investor Class ...........................................................   $   81,566,822
   Shares outstanding - Investor Class ...................................................        2,810,723
   Net asset value and offering price per share - Investor Class .........................   $        29.02
                                                                                             --------------
Investments at cost ......................................................................   $1,413,444,698
                                                                                             --------------

----------
(1.) Each Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/94.25 of net asset value. On investment of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Advantage Index Fund 11


  Statement of Operations--For the Six Months Ended March 31, 2009 (Unaudited)

INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios .................................   $  19,192,473
   Interest allocated from affiliated Master Portfolios ..................................           8,893
   Expenses allocated from affiliated Master Portfolios ..................................        (724,400)
   Waivers allocated from affiliated Master Portfolios ...................................          68,892
                                                                                             -------------
Total investment income ..................................................................      18,545,858
                                                                                             -------------
EXPENSES
   Administration fees
      Fund Level .........................................................................         310,464
      Class A ............................................................................         233,520
      Class B ............................................................................           9,753
      Administrator Class ................................................................         490,726
      Investor Class .....................................................................         170,620
   Shareholder servicing fees (Note 3) ...................................................         813,973
   Accounting fees .......................................................................          50,954
   Distribution fees (Note 3)
      Class B ............................................................................          26,125
   Professional fees .....................................................................           7,988
   Registration fees .....................................................................          28,205
   Shareholder reports ...................................................................          79,960
   Trustees' fees ........................................................................           5,289
   Other fees and expenses ...............................................................          48,684
                                                                                             -------------
Total expenses ...........................................................................       2,276,261
                                                                                             -------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..........................................        (943,812)
   Net expenses ..........................................................................       1,332,449
                                                                                             -------------
Net investment income (loss) .............................................................      17,213,409
                                                                                             -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Collateral received for securities loaned from Master Portfolios ......................      (3,056,584)
   Securities transactions allocated from Master Portfolios ..............................      (2,358,556)
   Futures transactions allocated from Master Portfolios .................................      (6,019,054)
                                                                                             -------------
Net realized gain and loss from investments ..............................................     (11,434,194)
                                                                                             -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities transactions allocated from Master Portfolios ..............................    (534,821,818)
   Forwards, futures, options, swaps and short sales allocated from Master Portfolios ....         919,758
                                                                                             -------------
Net change in unrealized appreciation (depreciation) of investments ......................    (533,902,060)
                                                                                             -------------
Net realized and unrealized gain (loss) on investments ...................................    (545,336,254)
                                                                                             -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................   $(528,122,845)
                                                                                             -------------
1. Net of foreign withholding taxes of ...................................................   $       2,570

The accompanying notes are an integral part of these financial statements.

                       12 Wells Fargo Advantage Index Fund


                      Statements of Changes in Net Assets

                                                             For the
                                                           Six Months         For the
                                                              Ended         Year Ended
                                                         March 31, 2009    September 30,
                                                           (Unaudited)         2008
                                                         --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..............................   $1,726,164,881   $2,037,737,215
OPERATIONS
   Net investment income (loss) ......................       17,213,409       35,325,626
   Net realized gain (loss) on investments ...........      (11,434,194)      41,577,588
   Net change in unrealized appreciation
      (depreciation) of investments ..................     (533,902,060)    (435,160,539)
                                                         --------------   --------------
Net increase (decrease) in net assets
   resulting from operations .........................     (528,122,845)    (358,257,325)
                                                         --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ........................................       (4,501,768)               0
      Class B ........................................         (156,322)               0
      Administrator Class ............................      (27,968,699)     (31,657,009)
      Investor Class .................................       (2,226,992)      (2,345,172)
   Net realized gain on sales of
      investments
      Class A ........................................       (6,509,574)               0
      Class B ........................................         (275,922)               0
      Administrator Class ............................      (38,931,686)     (57,872,956)
      Investor Class .................................       (3,360,560)      (4,848,118)
                                                         --------------   --------------
Total distributions to shareholders ..................      (83,931,523)     (96,723,255)
                                                         --------------   --------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...............        2,675,266      549,974,256
   Reinvestment of distributions - Class A ...........       10,900,999     (145,066,642)
   Cost of shares redeemed - Class A .................      (22,544,290)    (290,546,393)
                                                         --------------   --------------
   Net increase (decrease) in net assets
      resulting from capital share
      transactions - Class A .........................       (8,968,025)     114,361,221
                                                         --------------   --------------
   Proceeds from shares sold - Class B ...............           36,373       25,866,505
   Reinvestment of distributions - Class B ...........          414,825       41,104,815
   Cost of shares redeemed - Class B .................       (2,202,922)     (14,066,393)
                                                         --------------   --------------
   Net increase (decrease) in net assets
      resulting from capital share
      transactions - Class B .........................       (1,751,724)      52,904,927
                                                         --------------   --------------
   Proceeds from shares sold - Administrator Class ...      206,632,637      308,372,624
   Reinvestment of distributions - Administrator
      Class ..........................................       58,593,154       78,747,065
   Cost of shares redeemed - Administrator Class .....     (222,594,975)    (410,097,624)
                                                         --------------   --------------
   Net increase (decrease) in net assets resulting
      from capital share transactions - Administrator
      Class ..........................................       42,630,816      (22,977,935)
                                                         --------------   --------------
   Proceeds from shares sold - Investor Class ........       14,403,908       20,618,502
   Reinvestment of distributions - Investor Class ....        5,430,786        6,979,700
   Cost of shares redeemed - Investor Class ..........      (12,738,501)     (28,478,169)
                                                         --------------   --------------
   Net increase (decrease) in net assets resulting
      from capital share transactions - Investor
      Class ..........................................        7,096,193         (879,967)
                                                         --------------   --------------
Net increase (decrease) in net assets resulting from
   capital share transactions - Total ................       39,007,260      143,408,246
                                                         --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS ................     (573,047,108)    (311,572,334)
                                                         ==============   ==============
ENDING NET ASSETS ....................................   $1,153,117,773   $1,726,164,881
                                                         ==============   ==============
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .............................           79,898       11,392,447
   Shares issued in reinvestment of distributions -
      Class A ........................................          338,925                0
   Shares redeemed - Class A .........................         (652,762)      (6,019,344)
                                                         --------------   --------------
   Net increase (decrease) in shares outstanding -
      Class A ........................................         (233,939)       5,373,103
                                                         --------------   --------------
   Shares sold - Class B .............................            1,060          535,782
   Shares issued in reinvestment of distributions -
      Class B ........................................           12,893                0
   Shares redeemed - Class B .........................          (66,461)        (291,337)
                                                         --------------   --------------
   Net increase (decrease) in shares outstanding -
      Class B ........................................          (52,508)         244,445
                                                         --------------   --------------
   Shares sold - Administrator Class .................        6,338,261        5,676,758
   Shares issued in reinvestment of distributions -
      Administrator Class ............................        1,821,168        1,398,645
   Shares redeemed - Administrator Class .............       (6,857,705)      (7,727,749)
                                                         --------------   --------------
   Net increase (decrease) in shares outstanding -
      Administrator Class ............................        1,301,724         (652,346)
                                                         --------------   --------------
   Shares sold - Investor Class ......................          445,053          390,936
   Shares issued in reinvestment of distributions -
      Investor Class .................................          168,861          124,113
   Shares redeemed - Investor Class ..................         (395,511)        (542,877)
                                                         --------------   --------------
   Net increase (decrease) in shares outstanding -
      Investor Class .................................          218,403          (27,828)
                                                         --------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS .........        1,233,680        4,937,374
                                                         ==============   ==============
Ending balance of undistributed net investment income
   (loss) ............................................   $    8,140,337   $   25,780,709
                                                         --------------   --------------

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                       14 Wells Fargo Advantage Index Fund


                              Financial Highlights

                                                         Beginning                    Net Realized    Distributions
                                                         Net Asset        Net        and Unrealized      from Net
                                                         Value Per     Investment      Gain (Loss)      Investment
                                                           Share     Income (Loss)   on Investments       Income
                                                         ---------   -------------   --------------   -------------
INDEX FUND
CLASS A
October 1, 2008 to March 31, 2009 (Unaudited) ........     $44.82       0.39             (14.06)          (0.86)
July 18, 20085 to September 30, 2008 .................     $48.28       0.17              (3.63)           0.00
CLASS B
October 1, 2008 to March 31, 2009 (Unaudited) ........     $44.76       0.23             (14.02)          (0.71)
July 18, 20085 to September 30, 2008 .................     $48.28       0.10              (3.62)           0.00
ADMINISTRATOR CLASS
October 1, 2008 to March 31, 2009 (Unaudited) ........     $44.85       0.43             (14.05)          (0.91)
October 1, 2007 to September 30, 2008 ................     $60.73       1.02             (14.05)          (0.99)
October 1, 2006 to September 30, 2007 ................     $54.23       0.99(6)            7.60           (0.83)
October 1, 2005 to September 30, 2006 ................     $49.80       0.88               4.31           (0.76)
October 1, 2004 to September 30, 2005 ................     $45.21       0.89               4.50           (0.80)
October 1, 2003 to September 30, 2004 ................     $40.33       0.65               4.81           (0.58)
INVESTOR CLASS
October 1, 2008 to March 31, 2009 (Unaudited) ........     $44.76       0.39             (14.02)          (0.82)
October 1, 2007 to September 30, 2008 ................     $60.61       0.91             (14.02)          (0.88)
October 1, 2006 to September 30, 2007 ................     $54.13       0.87(6)            7.59           (0.72)
October 1, 2005 to September 30, 2006 ................     $49.75       0.78               4.30           (0.70)
April 11, 20055 to September 30, 2005 ................     $47.52       0.34               1.89            0.00

----------
(1.) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3.) Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

(4.) Includes net expenses allocated from the Portfolio in which the Fund invests.

(5.) Commencement of operations.

(6.) Calculated based upon average shares outstanding.

The accompanying notes are an integral part of these financial statements.

                              Financial Highlights


                      Wells Fargo Advantage Index Fund 15

                   Ending         Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   -----------------------------------------------------               Portfolio    Net Assets at
   from Net      Value Per   Net Investment      Gross      Expenses        Net        Total      Turnover    End of Period
Realized Gains     Share      Income (Loss)   Expenses(4)    Waived    Expenses(4)   Return(2)    Rate(3)    (000's omitted)
--------------   ---------   --------------   -----------   --------   -----------   ---------   ---------   ---------------

    (1.29)         $29.00         2.47%          0.72%       (0.10)%      0.62%       (30.89)%       6%         $  149,019
     0.00          $44.82         1.77%          0.71%       (0.09)%      0.62%        (7.17)%       5%         $  240,823

    (1.29)         $28.97         1.71%          1.47%       (0.10)%      1.37%       (31.20)%       6%         $    5,560
     0.00          $44.76         1.01%          1.46%       (0.09)%      1.37%        (7.29)%       5%         $   10,941

    (1.29)         $29.03         2.84%          0.39%       (0.14)%      0.25%       (30.77)%       6%         $  916,973
    (1.86)         $44.85         1.93%          0.38%       (0.13)%      0.25%       (22.36)%       5%         $1,358,363
    (1.26)         $60.73         1.71%          0.37%       (0.12)%      0.25%        16.16%        8%         $1,878,932
     0.00          $54.23         1.72%          0.38%       (0.13)%      0.25%        10.52%        9%         $1,590,045
     0.00          $49.80         1.87%          0.31%       (0.06)%      0.25%        11.99%        8%         $1,211,916
     0.00          $45.21         1.49%          0.31%       (0.06)%      0.25%        13.57%        3%         $1,087,212

    (1.29)         $29.02         2.64%          0.83%       (0.38)%      0.45%       (30.84)%       6%         $   81,567
    (1.86)         $44.76         1.73%          0.85%       (0.40)%      0.45%       (22.52)%       5%         $  116,038
    (1.26)         $60.61         1.51%          0.87%       (0.42)%      0.45%        15.92%        8%         $  158,805
     0.00          $54.13         1.53%          0.88%       (0.43)%      0.45%        10.31%        9%         $  140,173
     0.00          $49.75         1.36%          0.82%       (0.37)%      0.45%         4.69%        8%         $  149,501

                       16 Wells Fargo Advantage Index Fund


                         Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at March 31, 2009, was comprised of 99 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Index Fund. The Fund is a diversified series of the Trust.

The separate classes of shares offered by the Fund differ principally in applicable sales charges, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

As of the open of business on July 21, 2008, the Wells Fargo Advantage Index Fund (the "Acquiring Fund") acquired all of the assets and assumed all of the liabilities of the Wells Fargo Advantage Equity Index Fund (the "Target Fund") (the "Acquisition"). The Acquiring Fund was deemed to be the accounting survivor in the Acquisition.

The Acquisition was completed pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Trust on November 7, 2007. Shareholder approval of the Acquisition was not required or sought under applicable rules of the U.S. Securities and Exchange Commission. The Acquisition was accomplished through the following steps. In a tax-free exchange, the Acquiring Fund issued 5,653,749 of its Class A shares (valued at $273,132,548) and 267,672 of its Class B shares (valued at $12,926,615) in exchange for all of the assets and liabilities of the Target Fund. The aggregate net assets of the Target Fund, representing the aggregate net asset value of the Class A shares and Class B shares of the Target Fund, at the close of business on July 18, 2008 were valued at $286,059,163 and were combined with those of the Acquiring Fund. Each Target Fund then liquidated by distributing (i) Class A shares of the Acquiring Fund pro rata to the Target Fund shareholders holding Class A shares of the Target Fund and (ii) Class B shares of the Acquiring Fund pro rata to the Target Fund shareholders holding Class B shares of the Target Fund. As a result, the Target Fund shareholders received shares of their specified class of the Acquiring Fund with a total value equal to the value of their Target Fund shares at the close of business on July 18, 2008. The Acquiring Fund then transferred in-kind the assets acquired in the Acquisition to the master portfolio in which it invests all or substantially all of its assets in exchange for interests in the master portfolio.

In connection with the Acquisition, the Target Fund will be dissolved and terminated as a series of the Trust. The aggregate net assets of the Acquiring Fund immediately after the Acquisition totaled $1,896,232,148.

The Index Fund seeks to achieve its investment objective by investing all or substantially all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, an open-end management investment company registered under the 1940 Act. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. The Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolio for the six-month period ended March 31, 2009, in which the Index Fund invests are in this report and should be read in conjunction with the Fund's financial statements. As of March 31, 2009, the Index Fund owns the following percentage interest of the Master Portfolio in which it invests:

                  Index Fund
                  ----------
INDEX PORTFOLIO       79%

                       Wells Fargo Advantage Index Fund 17


                         Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in the Master Portfolios are valued daily based upon the Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2009.

Management has analyzed the Index Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: May 31, 2006; May 31, 2007; May 31, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

                       18 Wells Fargo Advantage Index Fund


                         Notes to Financial Statements

At September 30, 2008, the Fund's prior fiscal year, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

             Expiration    Capital Loss
FUND            Year      Carryforwards
----         ----------   -------------
INDEX FUND      2009        $6,416,403
                2010         2,154,234
                2011           649,101
                2012         2,439,923

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

For each Fund that invests substantially all of its assets in a single Master Portfolio, Funds Management does not currently receive investment advisory fees. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding subadviser, if any) may receive an investment advisory fee for the direct management of those assets.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                         Administration
                                           Fees (% of
                                             Average
                        Average Daily       Daily Net
                         Net Assets          Assets)
                      ----------------   --------------
Fund level            First $5 billion        0.05
                       Next $5 billion        0.04
                      Over $10 billion        0.03
Class level
Class A               All asset levels        0.28
Class B               All asset levels        0.28
Administrator Class   All asset levels        0.10
Investor Class        All asset levels        0.38*

* Effective February 1, 2009, the class-level administration fee for Investor Class was reduced by 0.02%, as shown in the table. Prior to February 1, 2009, the class-level administration fee for Investor Class was 0.40%.

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. Transfer agent fees are paid by Funds Management and not by the Fund.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

                       Wells Fargo Advantage Index Fund 19


                         Notes to Financial Statements

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby the Fund is charged the following annual fees:

                      % of Average
                        Daily Net
                         Assets
                      ------------
Class A                   0.25
Class B                   0.25
Administrator Class       0.10
Investor Class            0.25

For the six-month period ended March 31, 2009, shareholder servicing fees paid were as follows:

                                  Administrator   Investor
FUND          Class A   Class B       Class         Class
----         --------   -------   -------------   --------
INDEX FUND   $207,696    $8,708      $490,177     $107,392

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, at an annual rate of 0.75% of average daily net assets.

For the six-month period ended March 31, 2009, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the six-month period ended March 31, 2009, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios, including the underlying Master Portfolio's fees and expenses, for the Fund. Net operating expense ratios in effect for the six-month period ended March 31, 2009, were as follows:

                     Net Operating Expense Ratios
             --------------------------------------------
                                 Administrator   Investor
FUND         Class A   Class B       Class         Class
----         -------   -------   -------------   --------
INDEX FUND    0.62%     1.37%        0.25%         0.45%

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six-month period ended March 31, 2009, were as follows:

               Purchases        Sales
Fund            at Cost       Proceeds
----          -----------   ------------
Index Fund*   $85,322,824   $150,816,262

* The Fund seeks to achieve its investment objective by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

                       20 Wells Fargo Advantage Index Fund


                         Notes to Financial Statements

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) are parties to a revolving Credit Agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest under the Credit Agreement is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.60%. In addition, under the amended Credit Agreement, the Funds pay a quarterly commitment equal to 0.15% per annum of the credit line. For the six-month period ended March 31, 2009, the Index Fund had no borrowings under the Credit Agreement.

6. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor strong fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards 161, "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133"("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, and interim periods within those years. As of March 31, 2009, Management is continuing to evaluate the impact, if any, that adoption of SFAS 161 may have on the financial statements.

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly" ("FAS 157-4"). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

                   Wells Fargo Advantage Master Portfolios 21


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

    SHARES     SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------                                   --------------
COMMON STOCKS: 99.26%
AMUSEMENT & RECREATION SERVICES: 0.04%
      62,032   INTERNATIONAL GAME TECHNOLOGY                                                                  $      571,935
                                                                                                              --------------
APPAREL & ACCESSORY STORES: 0.37%
      18,280   ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                 435,064
      97,916   GAP INCORPORATED                                                                                    1,271,929
      63,989   KOHL'S CORPORATION+                                                                                 2,708,014
      56,821   LIMITED BRANDS INCORPORATED                                                                           494,343
      33,470   NORDSTROM INCORPORATED<<                                                                              560,623
                                                                                                                   5,469,973
                                                                                                              --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.11%
      11,862   POLO RALPH LAUREN CORPORATION                                                                         501,170
      18,505   VF CORPORATION<<                                                                                    1,056,821
                                                                                                                   1,557,991
                                                                                                              --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.18%
      22,654   AUTONATION INCORPORATED<<+                                                                            314,438
       7,964   AUTOZONE INCORPORATED<<+                                                                            1,295,106
      28,340   O'REILLY AUTOMOTIVE INCORPORATED+                                                                     992,183
                                                                                                                   2,601,727
                                                                                                              --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
      11,683   RYDER SYSTEM INCORPORATED                                                                             330,746
                                                                                                              --------------
BIOPHARMACEUTICALS: 1.20%
      96,485   CELGENE CORPORATION+                                                                                4,283,934
      14,449   CEPHALON INCORPORATED<<+                                                                              983,977
      56,982   GENZYME CORPORATION+                                                                                3,384,161
     191,296   GILEAD SCIENCES INCORPORATED<<+                                                                     8,860,831
                                                                                                                  17,512,903
                                                                                                              --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.11%
      26,112   CENTEX CORPORATION+                                                                                   195,840
      57,870   D.R. HORTON INCORPORATED                                                                              561,339
      15,806   KB HOME<<                                                                                             208,323
      29,666   LENNAR CORPORATION CLASS A<<                                                                          222,792
      45,070   PULTE HOMES INCORPORATED<<+                                                                           492,615
                                                                                                                   1,680,909
                                                                                                              --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.09%
      27,136   FASTENAL COMPANY<<                                                                                    872,558
     356,038   HOME DEPOT INCORPORATED                                                                             8,388,255
     307,786   LOWE'S COMPANIES INCORPORATED                                                                       5,617,095
      20,675   SHERWIN-WILLIAMS COMPANY                                                                            1,074,480
                                                                                                                  15,952,388
                                                                                                              --------------
BUSINESS SERVICES: 7.12%
     110,045   ADOBE SYSTEMS INCORPORATED+                                                                         2,353,863
      20,486   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                    981,075
      35,802   AKAMAI TECHNOLOGIES INCORPORATED<<+                                                                   694,559
      47,519   AUTODESK INCORPORATED+                                                                                798,794
     106,024   AUTOMATIC DATA PROCESSING INCORPORATED                                                              3,727,804
      38,774   BMC SOFTWARE INCORPORATED+                                                                          1,279,542

                   22 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------                                   --------------
BUSINESS SERVICES (continued)
      82,809   CA INCORPORATED                                                                                $    1,458,266
      37,823   CITRIX SYSTEMS INCORPORATED<<+                                                                        856,313
      61,268   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                 1,273,762
      31,814   COMPUTER SCIENCES CORPORATION+                                                                      1,172,028
      51,787   COMPUWARE CORPORATION<<+                                                                              341,276
      25,660   CONVERGYS CORPORATION+                                                                                207,333
     226,310   EBAY INCORPORATED+                                                                                  2,842,454
      67,580   ELECTRONIC ARTS INCORPORATED+                                                                       1,229,280
      26,559   EQUIFAX INCORPORATED                                                                                  649,368
      40,092   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                   729,674
      32,759   FISERV INCORPORATED+                                                                                1,194,393
      50,319   GOOGLE INCORPORATED CLASS A+                                                                       17,514,031
      38,135   IMS HEALTH INCORPORATED                                                                               475,543
     100,046   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                          412,190
      67,455   INTUIT INCORPORATED<<+                                                                              1,821,285
      37,718   IRON MOUNTAIN INCORPORATED<<+                                                                         836,208
     109,646   JUNIPER NETWORKS INCORPORATED<<+                                                                    1,651,269
      15,213   MASTERCARD INCORPORATED CLASS A                                                                     2,547,873
      32,360   MCAFEE INCORPORATED<<+                                                                              1,084,060
   1,605,602   MICROSOFT CORPORATION                                                                              29,494,909
      26,871   MONSTER WORLDWIDE INCORPORATED+                                                                       218,999
      72,320   NOVELL INCORPORATED+                                                                                  308,083
      65,294   OMNICOM GROUP INCORPORATED                                                                          1,527,880
     805,353   ORACLE CORPORATION                                                                                 14,552,729
      31,784   ROBERT HALF INTERNATIONAL INCORPORATED                                                                566,709
      22,195   SALESFORCE.COM INCORPORATED+                                                                          726,442
     156,385   SUN MICROSYSTEMS INCORPORATED+                                                                      1,144,736
     172,403   SYMANTEC CORPORATION<<+                                                                             2,575,701
      41,426   TOTAL SYSTEM SERVICES INCORPORATED                                                                    572,093
      40,388   VERISIGN INCORPORATED<<+                                                                              762,122
     292,776   YAHOO! INCORPORATED+                                                                                3,750,461
                                                                                                                 104,333,107
                                                                                                              --------------
CASINO & GAMING: 0.02%
      14,046   WYNN RESORTS LIMITED<<+                                                                               280,499
                                                                                                              --------------
CHEMICALS & ALLIED PRODUCTS: 12.93%
     324,523   ABBOTT LABORATORIES                                                                                15,479,747
      44,026   AIR PRODUCTS & CHEMICALS INCORPORATED                                                               2,476,463
     217,127   AMGEN INCORPORATED+                                                                                10,752,129
      23,674   AVERY DENNISON CORPORATION                                                                            528,877
      89,531   AVON PRODUCTS INCORPORATED                                                                          1,721,681
      62,421   BIOGEN IDEC INCORPORATED+                                                                           3,272,109
     415,688   BRISTOL-MYERS SQUIBB COMPANY                                                                        9,111,881
      10,162   CF INDUSTRIES HOLDINGS INCORPORATED                                                                   722,823
      29,194   CLOROX COMPANY<<                                                                                    1,502,907
     105,274   COLGATE-PALMOLIVE COMPANY                                                                           6,209,061
     194,108   DOW CHEMICAL COMPANY                                                                                1,636,330
     189,527   E.I. DU PONT DE NEMOURS & COMPANY                                                                   4,232,138
      15,234   EASTMAN CHEMICAL COMPANY<<                                                                            408,271
      35,215   ECOLAB INCORPORATED                                                                                 1,223,017
     212,333   ELI LILLY & COMPANY                                                                                 7,094,046
      24,369   ESTEE LAUDER COMPANIES INCORPORATED CLASS A<<                                                         600,696
      63,337   FOREST LABORATORIES INCORPORATED+                                                                   1,390,881
      33,521   HOSPIRA INCORPORATED<<+                                                                             1,034,458
      16,525   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                       503,352

                   Wells Fargo Advantage Master Portfolios 23


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------                                   --------------
CHEMICALS & ALLIED PRODUCTS (continued)
     580,806   JOHNSON & JOHNSON                                                                              $   30,550,396
      51,762   KING PHARMACEUTICALS INCORPORATED+                                                                    365,957
      36,497   LIFE TECHNOLOGIES CORPORATION+                                                                      1,185,423
     115,064   MONSANTO COMPANY                                                                                    9,561,818
      63,986   MYLAN LABORATORIES INCORPORATED<<+                                                                    858,052
   1,416,477   PFIZER INCORPORATED                                                                                19,292,417
      34,488   PPG INDUSTRIES INCORPORATED                                                                         1,272,607
      64,486   PRAXAIR INCORPORATED                                                                                4,339,263
     615,461   PROCTER & GAMBLE COMPANY                                                                           28,982,058
      26,234   ROHM & HAAS COMPANY                                                                                 2,068,289
     341,539   SCHERING-PLOUGH CORPORATION                                                                         8,043,243
      25,646   SIGMA-ALDRICH CORPORATION                                                                             969,162
     279,591   WYETH                                                                                              12,033,597
                                                                                                                 189,423,149
                                                                                                              --------------
COAL MINING: 0.17%
      37,921   CONSOL ENERGY INCORPORATED                                                                            957,126
      17,953   MASSEY ENERGY COMPANY                                                                                 181,684
      56,145   PEABODY ENERGY CORPORATION                                                                          1,405,871
                                                                                                                   2,544,681
                                                                                                              --------------
COMMUNICATIONS: 4.80%
      83,388   AMERICAN TOWER CORPORATION CLASS A+                                                                 2,537,497
   1,237,569   AT&T INCORPORATED                                                                                  31,186,739
      21,066   CENTURYTEL INCORPORATED<<                                                                             592,376
     604,921   COMCAST CORPORATION CLASS A                                                                         8,251,122
     111,086   DIRECTV GROUP INCORPORATED<<+                                                                       2,531,650
      29,942   EMBARQ CORPORATION                                                                                  1,133,305
     308,605   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                   1,055,429
      18,932   SCRIPPS NETWORKS INTERACTIVE INCORPORATED<<                                                           426,159
     601,630   SPRINT NEXTEL CORPORATION<<+                                                                        2,147,819
      73,542   TIME WARNER CABLE INCORPORATED+                                                                     1,774,700
     596,507   VERIZON COMMUNICATIONS INCORPORATED                                                                18,014,511
      92,628   WINDSTREAM CORPORATION                                                                                746,582
                                                                                                                  70,397,889
                                                                                                              --------------
DEPOSITORY INSTITUTIONS: 5.22%
   1,344,264   BANK OF AMERICA CORPORATION<<                                                                       9,167,878
     241,282   BANK OF NEW YORK MELLON CORPORATION                                                                 6,816,217
     117,450   BB&T CORPORATION<<                                                                                  1,987,254
   1,149,981   CITIGROUP INCORPORATED<<+                                                                           2,909,452
      31,753   COMERICA INCORPORATED                                                                                 581,397
     121,248   FIFTH THIRD BANCORP                                                                                   354,044
      44,314   FIRST HORIZON NATIONAL CORPORATION+                                                                   475,927
     109,689   HUDSON CITY BANCORP INCORPORATED                                                                    1,282,264
      76,888   HUNTINGTON BANCSHARES INCORPORATED<<                                                                  127,634
     789,147   JPMORGAN CHASE & COMPANY                                                                           20,975,527
     103,885   KEYCORP<<                                                                                             817,575
      16,325   M&T BANK CORPORATION<<                                                                                738,543
      55,718   MARSHALL & ILSLEY CORPORATION                                                                         313,692
      46,925   NORTHERN TRUST CORPORATION                                                                          2,807,054
      89,868   PNC FINANCIAL SERVICES GROUP                                                                        2,632,234
     145,869   REGIONS FINANCIAL CORPORATION                                                                         621,402
      90,710   STATE STREET CORPORATION                                                                            2,792,054
      74,901   SUNTRUST BANKS INCORPORATED                                                                           879,338
     368,572   US BANCORP                                                                                          5,384,837

                   24 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------                                   --------------
DEPOSITORY INSTITUTIONS (continued)
     889,914   WELLS FARGO & COMPANY<<(l)                                                                     $   12,672,380
     149,095   WESTERN UNION COMPANY                                                                               1,874,124
      24,220   ZIONS BANCORPORATION<<                                                                                238,083
                                                                                                                  76,448,910
                                                                                                              --------------
E-COMMERCE/SERVICES: 0.34%
      67,500   AMAZON.COM INCORPORATED<<+                                                                          4,957,200
                                                                                                              --------------
EATING & DRINKING PLACES: 1.12%
      28,766   DARDEN RESTAURANTS INCORPORATED                                                                       985,523
     233,855   MCDONALD'S CORPORATION                                                                             12,761,467
      96,583   YUM! BRANDS INCORPORATED                                                                            2,654,101
                                                                                                                  16,401,091
                                                                                                              --------------
EDUCATIONAL SERVICES: 0.12%
      22,446   APOLLO GROUP INCORPORATED CLASS A+                                                                  1,758,195
                                                                                                              --------------
ELECTRIC, GAS & SANITARY SERVICES: 4.77%
     139,902   AES CORPORATION<<+                                                                                    812,831
      35,576   ALLEGHENY ENERGY INCORPORATED                                                                         824,296
      44,628   AMEREN CORPORATION                                                                                  1,034,923
      85,273   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                        2,153,996
      72,953   CENTERPOINT ENERGY INCORPORATED                                                                       760,900
      47,589   CMS ENERGY CORPORATION<<                                                                              563,454
      57,506   CONSOLIDATED EDISON INCORPORATED<<                                                                  2,277,813
      41,816   CONSTELLATION ENERGY GROUP INCORPORATED                                                               863,919
     122,528   DOMINION RESOURCES INCORPORATED                                                                     3,797,143
      34,283   DTE ENERGY COMPANY                                                                                    949,639
     269,036   DUKE ENERGY CORPORATION                                                                             3,852,596
     106,299   DYNEGY INCORPORATED CLASS A+                                                                          149,882
      68,418   EDISON INTERNATIONAL                                                                                1,971,123
     146,705   EL PASO CORPORATION<<                                                                                 916,906
      39,783   ENTERGY CORPORATION<<                                                                               2,708,824
     138,227   EXELON CORPORATION                                                                                  6,274,124
      64,014   FIRSTENERGY CORPORATION                                                                             2,470,940
      85,877   FPL GROUP INCORPORATED<<                                                                            4,356,540
      65,373   FRONTIER COMMUNICATIONS CORPORATION                                                                   469,378
      16,049   INTEGRYS ENERGY GROUP INCORPORATED                                                                    417,916
       9,491   NICOR INCORPORATED                                                                                    315,386
      57,603   NISOURCE INCORPORATED                                                                                 564,509
      36,161   NORTHEAST UTILITIES                                                                                   780,716
      46,013   PEPCO HOLDINGS INCORPORATED                                                                           574,242
      76,808   PG&E CORPORATION                                                                                    2,935,602
      21,207   PINNACLE WEST CAPITAL CORPORATION                                                                     563,258
      78,814   PPL CORPORATION<<                                                                                   2,262,750
      57,872   PROGRESS ENERGY INCORPORATED<<                                                                      2,098,439
     106,256   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                        3,131,364
      36,455   QUESTAR CORPORATION                                                                                 1,072,871
      67,611   REPUBLIC SERVICES INCORPORATED                                                                      1,159,529
      25,447   SCANA CORPORATION                                                                                     786,058
      51,118   SEMPRA ENERGY<<                                                                                     2,363,696
     135,098   SPECTRA ENERGY CORPORATION                                                                          1,910,286
      17,910   STERICYCLE INCORPORATED<<+                                                                            854,844
      44,714   TECO ENERGY INCORPORATED                                                                              498,561
     163,297   THE SOUTHERN COMPANY<<                                                                              5,000,154
     103,205   WASTE MANAGEMENT INCORPORATED                                                                       2,642,035

                   Wells Fargo Advantage Master Portfolios 25


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------                                   --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
      24,552   WISCONSIN ENERGY CORPORATION                                                                   $    1,010,806
      95,384   XCEL ENERGY INCORPORATED                                                                            1,777,004
                                                                                                                  69,929,253
                                                                                                              --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.08%
     117,565   ADVANCED MICRO DEVICES INCORPORATED<<+                                                                358,573
      61,589   ALTERA CORPORATION                                                                                  1,080,887
      35,948   AMPHENOL CORPORATION CLASS A                                                                        1,024,159
      61,156   ANALOG DEVICES INCORPORATED                                                                         1,178,476
      89,338   BROADCOM CORPORATION CLASS A+                                                                       1,784,973
      19,043   CIENA CORPORATION<<+                                                                                  148,155
   1,225,748   CISCO SYSTEMS INCORPORATED+                                                                        20,555,794
      35,092   COOPER INDUSTRIES LIMITED CLASS A<<                                                                   907,479
     158,554   EMERSON ELECTRIC COMPANY                                                                            4,531,473
   2,217,643   GENERAL ELECTRIC COMPANY<<                                                                         22,420,371
      12,300   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                          166,419
      28,060   HARRIS CORPORATION                                                                                    812,056
      44,905   JABIL CIRCUIT INCORPORATED                                                                            249,672
      45,175   JDS UNIPHASE CORPORATION+                                                                             146,819
      35,668   KLA-TENCOR CORPORATION                                                                                713,360
      24,902   L-3 COMMUNICATIONS HOLDINGS INCORPORATED<<                                                          1,688,356
      46,589   LINEAR TECHNOLOGY CORPORATION<<                                                                     1,070,615
     136,105   LSI LOGIC CORPORATION+                                                                                413,759
      46,928   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                               773,843
      38,246   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                   810,433
     160,393   MICRON TECHNOLOGY INCORPORATED<<+                                                                     651,196
      29,102   MOLEX INCORPORATED                                                                                    399,861
     478,069   MOTOROLA INCORPORATED+                                                                              2,022,232
      40,941   NATIONAL SEMICONDUCTOR CORPORATION                                                                    420,464
      69,454   NETAPP INCORPORATED<<+                                                                              1,030,697
      20,385   NOVELLUS SYSTEMS INCORPORATED+                                                                        339,003
     112,780   NVIDIA CORPORATION+                                                                                 1,112,011
      25,459   QLOGIC CORPORATION+                                                                                   283,104
     346,377   QUALCOMM INCORPORATED                                                                              13,477,529
      33,201   ROCKWELL COLLINS INCORPORATED                                                                       1,083,681
      83,089   TELLABS INCORPORATED+                                                                                 380,548
     268,071   TEXAS INSTRUMENTS INCORPORATED                                                                      4,425,852
      96,180   TYCO ELECTRONICS LIMITED<<                                                                          1,061,827
      15,444   WHIRLPOOL CORPORATION<<                                                                               456,988
      57,561   XILINX INCORPORATED                                                                                 1,102,869
                                                                                                                  89,083,534
                                                                                                              --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.34%
      38,119   FLUOR CORPORATION                                                                                   1,317,011
      25,846   JACOBS ENGINEERING GROUP INCORPORATED+                                                                999,206
      40,006   MOODY'S CORPORATION                                                                                   916,938
      67,435   PAYCHEX INCORPORATED                                                                                1,731,056
                                                                                                                   4,964,211
                                                                                                              --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.30%
      19,692   BALL CORPORATION                                                                                      854,633
      31,531   FORTUNE BRANDS INCORPORATED<<                                                                         774,086
      80,713   ILLINOIS TOOL WORKS INCORPORATED                                                                    2,489,996
      12,066   SNAP-ON INCORPORATED                                                                                  302,857
                                                                                                                   4,421,572
                                                                                                              --------------

                   26 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------                                   --------------
FINANCIAL SERVICES: 0.02%
      33,204   JANUS CAPITAL GROUP INCORPORATED<<                                                             $      220,807
                                                                                                              --------------
FOOD & KINDRED PRODUCTS: 4.46%
     134,794   ARCHER DANIELS MIDLAND COMPANY                                                                      3,744,577
      43,011   CAMPBELL SOUP COMPANY                                                                               1,176,781
      66,591   COCA-COLA ENTERPRISES INCORPORATED                                                                    878,335
      93,890   CONAGRA FOODS INCORPORATED                                                                          1,583,924
      40,890   CONSTELLATION BRANDS INCORPORATED CLASS A<<+                                                          486,591
      53,272   DR PEPPER SNAPPLE GROUP INCORPORATED+                                                                 900,830
      68,847   GENERAL MILLS INCORPORATED                                                                          3,434,088
      66,071   H.J. HEINZ COMPANY                                                                                  2,184,307
      14,662   HORMEL FOODS CORPORATION<<                                                                            464,932
      24,869   JM SMUCKER COMPANY                                                                                    926,868
      52,935   KELLOGG COMPANY<<                                                                                   1,939,009
     308,566   KRAFT FOODS INCORPORATED CLASS A                                                                    6,877,936
      27,322   MCCORMICK & COMPANY INCORPORATED                                                                      807,912
      31,469   MOLSON COORS BREWING COMPANY                                                                        1,078,757
      28,436   PEPSI BOTTLING GROUP INCORPORATED                                                                     629,573
     326,814   PEPSICO INCORPORATED                                                                               16,824,385
     146,061   SARA LEE CORPORATION<<                                                                              1,180,173
     418,018   THE COCA-COLA COMPANY                                                                              18,371,891
      34,797   THE HERSHEY COMPANY<<                                                                               1,209,196
      63,485   TYSON FOODS INCORPORATED CLASS A                                                                      596,124
                                                                                                                  65,296,189
                                                                                                              --------------
FOOD STORES: 0.47%
     137,012   KROGER COMPANY                                                                                      2,907,395
      90,067   SAFEWAY INCORPORATED                                                                                1,818,453
     154,262   STARBUCKS CORPORATION<<+                                                                            1,713,851
      29,483   WHOLE FOODS MARKET INCORPORATED<<+                                                                    495,314
                                                                                                                   6,935,013
                                                                                                              --------------
FORESTRY: 0.08%
      44,356   WEYERHAEUSER COMPANY<<                                                                              1,222,895
                                                                                                              --------------
FURNITURE & FIXTURES: 0.09%
      32,939   LEGGETT & PLATT INCORPORATED                                                                          427,878
      75,493   MASCO CORPORATION                                                                                     526,941
      58,210   NEWELL RUBBERMAID INCORPORATED                                                                        371,380
                                                                                                                   1,326,199
                                                                                                              --------------
GENERAL MERCHANDISE STORES: 2.44%
      17,244   BIG LOTS INCORPORATED+                                                                                358,330
      29,381   FAMILY DOLLAR STORES INCORPORATED                                                                     980,444
      46,657   JCPENNEY COMPANY INCORPORATED                                                                         936,406
      88,316   MACY'S INCORPORATED                                                                                   786,013
      11,528   SEARS HOLDINGS CORPORATION<<+                                                                         526,945
     158,080   TARGET CORPORATION                                                                                  5,436,371
      87,429   TJX COMPANIES INCORPORATED                                                                          2,241,680
     469,519   WAL-MART STORES INCORPORATED                                                                       24,461,940
                                                                                                                  35,728,129
                                                                                                              --------------
HEALTH SERVICES: 0.37%
      75,680   CARDINAL HEALTH INCORPORATED                                                                        2,382,406
      21,818   DAVITA INCORPORATED+                                                                                  958,901
      22,742   LABORATORY CORPORATION OF AMERICA HOLDINGS<<+                                                       1,330,180

                   Wells Fargo Advantage Master Portfolios 27


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------                                   --------------
HEALTH SERVICES (continued)
      87,220   TENET HEALTHCARE CORPORATION+                                                                  $      101,175
      21,971   WATSON PHARMACEUTICALS INCORPORATED<<+                                                                683,518
                                                                                                                   5,456,180
                                                                                                              --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.74%
      24,633   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                     134,988
      16,746   AVALONBAY COMMUNITIES INCORPORATED                                                                    788,074
      25,465   BOSTON PROPERTIES INCORPORATED                                                                        892,039
      57,285   EQUITY RESIDENTIAL                                                                                  1,051,180
      53,323   HCP INCORPORATED                                                                                      951,816
     110,343   HOST HOTELS & RESORTS INCORPORATED+                                                                   432,545
      48,956   KIMCO REALTY CORPORATION                                                                              373,045
      34,615   PLUM CREEK TIMBER COMPANY<<                                                                         1,006,258
      56,195   PROLOGIS<<                                                                                            365,268
      26,334   PUBLIC STORAGE INCORPORATED                                                                         1,454,954
      50,434   SIMON PROPERTY GROUP INCORPORATED<<                                                                 1,747,034
      30,114   VENTAS INCORPORATED<<                                                                                 680,878
      29,578   VORNADO REALTY TRUST<<                                                                                983,181
                                                                                                                  10,861,260
                                                                                                              --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.28%
      54,541   BED BATH & BEYOND INCORPORATED<<+                                                                   1,349,890
      71,191   BEST BUY COMPANY INCORPORATED<<                                                                     2,702,410
                                                                                                                   4,052,300
                                                                                                              --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.11%
      61,714   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                         1,009,641
      38,312   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                      486,562
      37,276   WYNDHAM WORLDWIDE CORPORATION                                                                         156,559
                                                                                                                   1,652,762
                                                                                                              --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.39%
     145,693   3M COMPANY                                                                                          7,243,856
     187,012   APPLE INCORPORATED+                                                                                19,658,701
     279,157   APPLIED MATERIALS INCORPORATED                                                                      3,000,938
      64,862   BAKER HUGHES INCORPORATED<<                                                                         1,851,810
      12,627   BLACK & DECKER CORPORATION                                                                            398,508
      45,547   CAMERON INTERNATIONAL CORPORATION+                                                                    998,846
     126,318   CATERPILLAR INCORPORATED<<                                                                          3,531,851
      42,283   CUMMINS INCORPORATED                                                                                1,076,102
      88,759   DEERE & COMPANY                                                                                     2,917,508
     363,406   DELL INCORPORATED+                                                                                  3,445,089
      39,062   DOVER CORPORATION                                                                                   1,030,456
      34,691   EATON CORPORATION                                                                                   1,278,710
     422,485   EMC CORPORATION<<+                                                                                  4,816,329
      11,742   FLOWSERVE CORPORATION                                                                                 658,961
      34,392   GAMESTOP CORPORATION CLASS A+                                                                         963,664
     503,278   HEWLETT-PACKARD COMPANY                                                                            16,135,093
      66,960   INGERSOLL-RAND COMPANY LIMITED CLASS A<<                                                              924,048
   1,167,996   INTEL CORPORATION                                                                                  17,578,340
     281,746   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                        27,298,370
      16,332   LEXMARK INTERNATIONAL INCORPORATED+                                                                   275,521
      27,375   MANITOWOC COMPANY INCORPORATED                                                                         89,516
      87,646   NATIONAL OILWELL VARCO INCORPORATED+                                                                2,516,317
      24,796   PALL CORPORATION                                                                                      506,582
      33,739   PARKER HANNIFIN CORPORATION<<                                                                       1,146,451
      43,326   PITNEY BOWES INCORPORATED<<                                                                         1,011,662

                   28 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      47,490   SANDISK CORPORATION<<+                                                                         $      600,749
      46,041   SMITH INTERNATIONAL INCORPORATED                                                                      988,961
      16,565   STANLEY WORKS                                                                                         482,373
      36,341   TERADATA CORPORATION+                                                                                 589,451
                                                                                                                 123,014,763
                                                                                                              --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.43%
      57,441   AON CORPORATION                                                                                     2,344,742
      35,458   HUMANA INCORPORATED+                                                                                  924,745
     108,144   MARSH & MCLENNAN COMPANIES INCORPORATED                                                             2,189,916
      69,542   UNUMPROVIDENT CORPORATION                                                                             869,275
                                                                                                                   6,328,678
                                                                                                              --------------
INSURANCE CARRIERS: 2.66%
      95,233   AETNA INCORPORATED                                                                                  2,317,019
      98,174   AFLAC INCORPORATED                                                                                  1,900,649
     112,566   ALLSTATE CORPORATION<<                                                                              2,155,639
     565,045   AMERICAN INTERNATIONAL GROUP INCORPORATED+                                                            565,045
      24,732   ASSURANT INCORPORATED                                                                                 538,663
      73,986   CHUBB CORPORATION                                                                                   3,131,088
      56,916   CIGNA CORPORATION                                                                                   1,001,152
      34,124   CINCINNATI FINANCIAL CORPORATION                                                                      780,416
      90,961   GENWORTH FINANCIAL INCORPORATED+                                                                      172,826
      68,296   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                        536,124
      38,063   LEUCADIA NATIONAL CORPORATION<<                                                                       566,758
      53,767   LINCOLN NATIONAL CORPORATION                                                                          359,701
      75,842   LOEWS CORPORATION                                                                                   1,676,108
      35,939   MBIA INCORPORATED<<+                                                                                  164,601
     171,793   METLIFE INCORPORATED<<                                                                              3,911,727
      54,506   PRINCIPAL FINANCIAL GROUP INCORPORATED<<                                                              445,859
      89,038   PRUDENTIAL FINANCIAL INCORPORATED                                                                   1,693,503
     142,109   THE PROGRESSIVE CORPORATION                                                                         1,909,945
     122,820   THE TRAVELERS COMPANIES INCORPORATED                                                                4,991,405
      17,745   TORCHMARK CORPORATION                                                                                 465,458
     255,274   UNITEDHEALTH GROUP INCORPORATED                                                                     5,342,885
     104,659   WELLPOINT INCORPORATED+                                                                             3,973,902
      71,862   XL CAPITAL LIMITED CLASS A                                                                            392,367
                                                                                                                  38,992,840
                                                                                                              --------------
LEATHER & LEATHER PRODUCTS: 0.08%
      67,415   COACH INCORPORATED+                                                                                 1,125,831
                                                                                                              --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.86%
      73,914   AGILENT TECHNOLOGIES INCORPORATED+                                                                  1,136,058
      50,338   BECTON DICKINSON & COMPANY                                                                          3,384,727
     315,463   BOSTON SCIENTIFIC CORPORATION+                                                                      2,507,933
      20,880   C.R. BARD INCORPORATED                                                                              1,664,554
     105,815   COVIDIEN LIMITED                                                                                    3,517,291
      53,540   DANAHER CORPORATION                                                                                 2,902,939
      31,205   DENTSPLY INTERNATIONAL INCORPORATED<<                                                                 837,854
      56,320   EASTMAN KODAK COMPANY<<                                                                               214,016
      31,667   FLIR SYSTEMS INCORPORATED+                                                                            648,540
      11,632   MILLIPORE CORPORATION<<+                                                                              667,793
      24,396   PERKINELMER INCORPORATED                                                                              311,537
      32,416   QUEST DIAGNOSTICS INCORPORATED                                                                      1,539,112
      84,023   RAYTHEON COMPANY                                                                                    3,271,856
      29,772   ROCKWELL AUTOMATION INCORPORATED                                                                      650,220

                   Wells Fargo Advantage Master Portfolios 29


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------                                   --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
      36,265   TERADYNE INCORPORATED+                                                                         $      158,841
      87,812   THERMO FISHER SCIENTIFIC INCORPORATED+                                                              3,132,254
      20,379   WATERS CORPORATION+                                                                                   753,004
                                                                                                                  27,298,529
                                                                                                              --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.76%
       8,228   INTUITIVE SURGICAL INCORPORATED<<+                                                                    784,622
     234,822   MEDTRONIC INCORPORATED                                                                              6,920,204
      72,690   ST. JUDE MEDICAL INCORPORATED+                                                                      2,640,828
      26,121   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                  795,123
                                                                                                                  11,140,777
                                                                                                              --------------
MEDICAL MANAGEMENT SERVICES: 0.48%
      31,141   COVENTRY HEALTH CARE INCORPORATED+                                                                    402,965
      52,010   EXPRESS SCRIPTS INCORPORATED+                                                                       2,401,302
     103,112   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                4,262,650
                                                                                                                   7,066,917
                                                                                                              --------------
MEDICAL PRODUCTS: 1.70%
      64,576   ALLERGAN INCORPORATED                                                                               3,084,150
     128,905   BAXTER INTERNATIONAL INCORPORATED                                                                   6,602,514
     442,610   MERCK & COMPANY INCORPORATED                                                                       11,839,818
      49,962   STRYKER CORPORATION                                                                                 1,700,706
      46,795   ZIMMER HOLDINGS INCORPORATED+                                                                       1,708,018
                                                                                                                  24,935,206
                                                                                                              --------------
METAL MINING: 0.54%
      86,448   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<+                                              3,294,533
     102,728   NEWMONT MINING CORPORATION                                                                          4,598,105
                                                                                                                   7,892,638
                                                                                                              --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.07%
      23,175   VULCAN MATERIALS COMPANY<<                                                                          1,026,421
                                                                                                              --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.14%
      26,028   HASBRO INCORPORATED                                                                                   652,522
      75,276   MATTEL INCORPORATED                                                                                   867,932
      25,852   TIFFANY & COMPANY<<                                                                                   557,369
                                                                                                                   2,077,823
                                                                                                              --------------
MISCELLANEOUS RETAIL: 1.43%
      90,979   COSTCO WHOLESALE CORPORATION<<                                                                      4,214,147
     305,651   CVS CAREMARK CORPORATION                                                                            8,402,346
      57,713   OFFICE DEPOT INCORPORATED+                                                                             75,604
      26,266   RADIOSHACK CORPORATION                                                                                225,100
     149,809   STAPLES INCORPORATED                                                                                2,713,032
     207,212   WALGREEN COMPANY<<                                                                                  5,379,224
                                                                                                                  21,009,453
                                                                                                              --------------
MISCELLANEOUS SERVICES: 0.06%
      11,209   D&B CORPORATION                                                                                       863,093
                                                                                                              --------------
MOTION PICTURES: 1.03%
     483,020   NEWS CORPORATION CLASS A                                                                            3,197,592
     251,140   TIME WARNER INCORPORATED                                                                            4,847,008
     389,822   WALT DISNEY COMPANY                                                                                 7,079,168
                                                                                                                  15,123,768
                                                                                                              --------------

                   30 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------                                   --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.90%
      65,369   FEDEX CORPORATION                                                                              $    2,908,267
     209,037   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                         10,288,801
                                                                                                                  13,197,068
                                                                                                              --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.48%
     245,916   AMERICAN EXPRESS COMPANY                                                                            3,351,835
      82,281   CAPITAL ONE FINANCIAL CORPORATION<<                                                                 1,007,119
      81,640   CIT GROUP INCORPORATED<<                                                                              232,674
     101,103   DISCOVER FINANCIAL SERVICES                                                                           637,960
      73,126   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                              1,314,074
      98,152   SLM CORPORATION<<+                                                                                    485,852
                                                                                                                   7,029,514
                                                                                                              --------------
OFFICE EQUIPMENT: 0.06%
     181,601   XEROX CORPORATION                                                                                     826,285
                                                                                                              --------------
OIL & GAS EXTRACTION: 3.69%
      96,573   ANADARKO PETROLEUM CORPORATION                                                                      3,755,724
      70,296   APACHE CORPORATION                                                                                  4,505,271
      61,328   BJ SERVICES COMPANY                                                                                   610,214
      21,723   CABOT OIL & GAS CORPORATION                                                                           512,011
     118,023   CHESAPEAKE ENERGY CORPORATION                                                                       2,013,472
      93,196   DEVON ENERGY CORPORATION                                                                            4,164,929
      14,594   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                              917,379
      29,781   ENSCO INTERNATIONAL INCORPORATED<<                                                                    786,218
      52,433   EOG RESOURCES INCORPORATED                                                                          2,871,231
      27,480   EQT CORPORATION                                                                                       860,948
     188,402   HALLIBURTON COMPANY                                                                                 2,914,579
      59,414   NABORS INDUSTRIES LIMITED+                                                                            593,546
      36,311   NOBLE ENERGY INCORPORATED                                                                           1,956,437
     170,158   OCCIDENTAL PETROLEUM CORPORATION                                                                    9,469,293
      24,278   PIONEER NATURAL RESOURCES COMPANY                                                                     399,859
      32,802   RANGE RESOURCES CORPORATION                                                                         1,350,130
      23,730   ROWAN COMPANIES INCORPORATED+                                                                         284,048
     251,152   SCHLUMBERGER LIMITED                                                                               10,201,794
      72,161   SOUTHWESTERN ENERGY COMPANY+                                                                        2,142,460
           1   TRANSOCEAN LIMITED+                                                                                        81
     121,732   XTO ENERGY INCORPORATED                                                                             3,727,434
                                                                                                                  54,037,058
                                                                                                              --------------
PAPER & ALLIED PRODUCTS: 0.13%
      20,972   BEMIS COMPANY INCORPORATED                                                                            439,783
      89,829   INTERNATIONAL PAPER COMPANY                                                                           632,396
      35,870   MEADWESTVACO CORPORATION                                                                              430,081
      27,620   PACTIV CORPORATION+                                                                                   402,976
                                                                                                                   1,905,236
                                                                                                              --------------
PERSONAL SERVICES: 0.14%
      27,593   CINTAS CORPORATION                                                                                    682,099
      71,328   H & R BLOCK INCORPORATED                                                                            1,297,456
                                                                                                                   1,979,555
                                                                                                              --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 8.40%
     420,948   CHEVRON CORPORATION                                                                                28,304,544
     310,844   CONOCOPHILLIPS                                                                                     12,172,651
   1,037,721   EXXON MOBIL CORPORATION                                                                            70,668,800
      59,583   HESS CORPORATION                                                                                    3,229,399

                   Wells Fargo Advantage Master Portfolios 31


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------                                   --------------
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
     148,577   MARATHON OIL CORPORATION                                                                       $    3,906,089
      40,054   MURPHY OIL CORPORATION                                                                              1,793,218
      24,543   SUNOCO INCORPORATED<<                                                                                 649,899
      29,057   TESORO PETROLEUM CORPORATION<<                                                                        391,398
     108,422   VALERO ENERGY CORPORATION                                                                           1,940,754
                                                                                                                 123,056,752
                                                                                                              --------------
PIPELINES: 0.09%
     121,632   THE WILLIAMS COMPANIES INCORPORATED                                                                 1,384,172
                                                                                                              --------------
PRIMARY METAL INDUSTRIES: 0.48%
      23,290   AK STEEL HOLDING CORPORATION                                                                          165,825
     199,562   ALCOA INCORPORATED<<                                                                                1,464,785
      20,465   ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                 448,797
      65,944   NUCOR CORPORATION                                                                                   2,517,082
      29,385   PRECISION CASTPARTS CORPORATION                                                                     1,760,162
      17,872   TITANIUM METALS CORPORATION+                                                                           97,760
      24,401   UNITED STATES STEEL CORPORATION<<                                                                     515,593
                                                                                                                   6,970,004
                                                                                                              --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.37%
     142,606   CBS CORPORATION CLASS B                                                                               547,607
      47,964   GANNETT COMPANY INCORPORATED<<                                                                        105,521
      66,025   MCGRAW-HILL COMPANIES INCORPORATED                                                                  1,509,992
       7,562   MEREDITH CORPORATION<<                                                                                125,832
      24,486   NEW YORK TIMES COMPANY CLASS A<<+                                                                     110,677
      43,092   RR DONNELLEY & SONS COMPANY                                                                           315,864
     127,322   VIACOM INCORPORATED CLASS B<<+                                                                      2,212,856
       1,263   WASHINGTON POST COMPANY CLASS B<<                                                                     451,017
                                                                                                                   5,379,366
                                                                                                              --------------
RAILROAD TRANSPORTATION: 0.86%
      58,442   BURLINGTON NORTHERN SANTA FE CORPORATION                                                            3,515,286
      83,841   CSX CORPORATION                                                                                     2,167,290
      76,955   NORFOLK SOUTHERN CORPORATION<<                                                                      2,597,231
     105,668   UNION PACIFIC CORPORATION                                                                           4,344,011
                                                                                                                  12,623,818
                                                                                                              --------------
REAL ESTATE: 0.01%
      47,232   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                          190,345
                                                                                                              --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.05%
      23,254   HEALTH CARE REIT INCORPORATED<<                                                                       711,340
                                                                                                              --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.05%
      33,153   SEALED AIR CORPORATION                                                                                457,511
      50,682   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                   317,269
                                                                                                                     774,780
                                                                                                              --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.11%
      45,951   AMERIPRISE FINANCIAL INCORPORATED                                                                     941,536
     196,853   CHARLES SCHWAB CORPORATION                                                                          3,051,222
      13,932   CME GROUP INCORPORATED                                                                              3,432,705
     120,127   E*TRADE FINANCIAL CORPORATION<<+                                                                      153,763
      18,685   FEDERATED INVESTORS INCORPORATED CLASS B<<                                                            415,928
      31,792   FRANKLIN RESOURCES INCORPORATED                                                                     1,712,635
      96,972   GOLDMAN SACHS GROUP INCORPORATED                                                                   10,280,971

                   32 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------                                   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
      15,255   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                        $    1,136,040
      79,466   INVESCO LIMITED                                                                                     1,101,399
      29,988   LEGG MASON INCORPORATED                                                                               476,809
     225,639   MORGAN STANLEY<<                                                                                    5,137,800
      28,834   NASDAQ STOCK MARKET INCORPORATED+                                                                     564,570
      54,388   NYSE EURONEXT INCORPORATED                                                                            973,545
      53,765   T. ROWE PRICE GROUP INCORPORATED<<                                                                  1,551,658
                                                                                                                  30,930,581
                                                                                                              --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.33%
     326,548   CORNING INCORPORATED                                                                                4,333,292
      35,100   OWENS-ILLINOIS INCORPORATED+                                                                          506,844
                                                                                                                   4,840,136
                                                                                                              --------------
TOBACCO PRODUCTS: 1.73%
     433,891   ALTRIA GROUP INCORPORATED                                                                           6,950,934
      35,295   LORILLARD INCORPORATED                                                                              2,179,113
     420,820   PHILIP MORRIS INTERNATIONAL                                                                        14,972,776
      35,498   REYNOLDS AMERICAN INCORPORATED                                                                      1,272,248
                                                                                                                  25,375,071
                                                                                                              --------------
TRANSPORTATION BY AIR: 0.07%
     155,427   SOUTHWEST AIRLINES COMPANY                                                                            983,853
                                                                                                              --------------
TRANSPORTATION EQUIPMENT: 2.65%
     152,483   BOEING COMPANY<<                                                                                    5,425,345
     503,217   FORD MOTOR COMPANY<<+                                                                               1,323,461
      81,072   GENERAL DYNAMICS CORPORATION                                                                        3,371,784
     128,202   GENERAL MOTORS CORPORATION<<+                                                                         248,712
      33,482   GENUINE PARTS COMPANY                                                                                 999,773
      25,990   GOODRICH CORPORATION                                                                                  984,761
      49,052   HARLEY-DAVIDSON INCORPORATED<<                                                                        656,806
     154,384   HONEYWELL INTERNATIONAL INCORPORATED                                                                4,301,138
      38,177   ITT CORPORATION                                                                                     1,468,669
     124,782   JOHNSON CONTROLS INCORPORATED<<                                                                     1,497,384
      69,724   LOCKHEED MARTIN CORPORATION                                                                         4,813,048
      68,706   NORTHROP GRUMMAN CORPORATION                                                                        2,998,330
      76,179   PACCAR INCORPORATED<<                                                                               1,962,371
      51,018   TEXTRON INCORPORATED                                                                                  292,843
     197,877   UNITED TECHNOLOGIES CORPORATION                                                                     8,504,753
                                                                                                                  38,849,178
                                                                                                              --------------
TRANSPORTATION SERVICES: 0.20%
      35,743   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                1,630,238
      44,543   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                 1,260,121
                                                                                                                   2,890,359
                                                                                                              --------------
TRAVEL & RECREATION: 0.16%
      91,928   CARNIVAL CORPORATION+                                                                               1,985,645
      44,048   EXPEDIA INCORPORATED<<+                                                                               399,956
                                                                                                                   2,385,601
                                                                                                              --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.80%
      31,977   AMERISOURCEBERGEN CORPORATION<<                                                                     1,044,369
      20,596   BROWN-FORMAN CORPORATION CLASS B                                                                      799,733
      32,410   DEAN FOODS COMPANY<<+                                                                                 585,973
      57,503   MCKESSON CORPORATION                                                                                2,014,905

                   Wells Fargo Advantage Master Portfolios 33


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE        VALUE
------------   ------------------------------------------------------------   -------------   -------------   --------------
WHOLESALE TRADE NON-DURABLE GOODS (continued)
      81,322   NIKE INCORPORATED CLASS B                                                                      $    3,813,189
      44,466   SUPERVALU INCORPORATED                                                                                634,974
     123,733   SYSCO CORPORATION                                                                                   2,821,112
                                                                                                                  11,714,255
                                                                                                              --------------
WHOLESALE TRADE-DURABLE GOODS: 0.36%
      86,898   KIMBERLY-CLARK CORPORATION                                                                          4,006,867
      19,208   PATTERSON COMPANIES INCORPORATED<<+                                                                   362,263
      13,361   W.W. GRAINGER INCORPORATED                                                                            937,675
                                                                                                                   5,306,805
                                                                                                              --------------
TOTAL COMMON STOCKS (COST $2,021,134,235)                                                                      1,454,611,466
                                                                                                              --------------
RIGHTS: 0.00%
      44,400   SEAGATE TECHNOLOGY RIGHTS+(a)(i)                                                                            0

TOTAL RIGHTS (COST $0)                                                                                                     0
                                                                                                              --------------
COLLATERAL FOR SECURITIES LENDING: 10.58%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.17%
   7,943,464   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    7,943,464
   7,943,464   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        7,943,464
   7,943,464   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          7,943,464
   7,943,464   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               7,943,464
                                                                                                                  31,773,856
                                                                                                              --------------

  PRINCIPAL                                                                   INTEREST RATE   MATURITY DATE
------------                                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 8.41%
$  1,937,430   ABN AMRO BANK NV (CHICAGO)                                          2.06%        04/01/2009         1,937,430
   1,097,877   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                       0.55         04/03/2009         1,097,877
   1,937,430   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                       0.75         04/09/2009         1,937,430
      64,581   AMSTEL FUNDING CORPORATION++                                        1.50         04/06/2009            64,568
   2,260,335   AMSTERDAM FUNDING CORPORATION++                                     0.50         04/22/2009         2,259,676
     129,162   ANTALIS US FUNDING CORPORATION++                                    0.50         04/01/2009           129,162
   2,550,950   ANTALIS US FUNDING CORPORATION++(p)                                 0.68         04/21/2009         2,549,986
   2,776,983   BANCO BILBAO VIZCAYA ARGENTARIA SA                                  0.38         04/01/2009         2,776,983
   7,233,073   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
               BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $7,233,123)           0.25         04/01/2009         7,233,073
     839,553   BANK OF IRELAND                                                     0.60         04/01/2009           839,553
  17,695,196   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $17,695,343)                                        0.30         04/01/2009        17,695,196
     839,553   BNP PARIBAS (PARIS)                                                 0.30         04/01/2009           839,553
   2,583,240   BRYANT BANK FUNDING LLC++(p)                                        0.47         04/20/2009         2,582,599
   2,776,983   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE             0.50         04/01/2009         2,776,983
     968,715   CALYON (LONDON)                                                     0.45         04/01/2009           968,715
   1,743,687   CANCARA ASSET SECURITIZATION LIMITED++(p)                           0.60         04/08/2009         1,743,484
   1,681,282   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00         02/25/2008            27,741
   1,294,416   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00         05/19/2008            21,358
   1,808,268   CLIPPER RECEIVABLES CORPORATION++(p)                                0.85         04/01/2009         1,808,268
     581,229   CLIPPER RECEIVABLES CORPORATION++                                   0.85         04/03/2009           581,202
     172,431   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                           2.25         10/01/2038           172,431
   1,162,458   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        3.50         12/15/2037         1,162,458
   3,099,888   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.85         04/01/2009         3,099,888
   2,454,078   E.ON AG++                                                           0.60         04/22/2009         2,453,219
     645,810   EBBETS FUNDING LLC++                                                0.60         04/06/2009           645,756

                   34 Wells Fargo Advantage Master Portfolios

              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                  INTEREST RATE   MATURITY DATE        VALUE
------------   ------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    968,715   EBBETS FUNDING LLC++                                                0.60%        04/07/2009    $      968,618
     484,358   EDISON ASSET SECURITIZATION LLC++(p)                                0.50         04/21/2009           484,223
     129,162   ELYSIAN FUNDING LLC++                                               0.55         04/06/2009           129,152
     258,324   ELYSIAN FUNDING LLC++                                               0.60         04/01/2009           258,324
     645,810   ELYSIAN FUNDING LLC++                                               0.60         04/07/2009           645,745
   1,130,168   ERASMUS CAPITAL CORPORATION++                                       0.50         04/06/2009         1,130,089
     322,905   GEMINI SECURITIZATION INCORPORATED++(p)                             0.50         04/21/2009           322,815
   1,937,430   GEMINI SECURITIZATION INCORPORATED++                                0.55         04/14/2009         1,937,045
   3,500,613   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,500,630)              0.17         04/01/2009         3,500,613
     193,743   GRAMPIAN FUNDING LLC++                                              0.58         04/06/2009           193,727
   6,130,345   GRYPHON FUNDING LIMITED(a)(i)                                       0.00         08/23/2009         2,197,116
     106,559   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss               2.75         11/01/2042           106,559
     129,162   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                  1.00         01/01/2018           129,162
   6,458,101   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $6,458,144)              0.24         04/01/2009         6,458,101
     193,743   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              1.00         04/15/2025           193,743
   1,937,430   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                      0.88         04/08/2009         1,937,101
     824,054   LLOYDS TSB BANK PLC                                                 0.50         04/06/2009           823,996
   1,337,473   LLOYDS TSB BANK PLC                                                 0.50         04/09/2009         1,337,324
      51,665   LLOYDS TSB BANK PLC                                                 0.50         04/14/2009            51,655
   1,937,430   LMA AMERICAS LLC++                                                  0.57         04/29/2009         1,936,571
   2,260,335   MATCHPOINT MASTER TRUST++                                           0.43         04/27/2009         2,259,633
     277,698   MISSISSIPPI STATE GO+/-ss                                           5.00         11/01/2028           277,698
     839,553   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               BY MONEY MARKET SECURITIES (MATURITY VALUE $839,568)                0.66         04/01/2009           839,553
   2,583,240   NATIXIS                                                             0.38         04/02/2009         2,583,240
     129,162   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            3.75         01/01/2018           129,162
     839,553   NORDEA BANK AB                                                      0.30         04/01/2009           839,553
     813,721   REGENCY MARKETS #1 LLC++(p)                                         0.55         04/15/2009           813,547
   1,162,458   REGENCY MARKETS #1 LLC++(p)                                         0.55         04/20/2009         1,162,121
   1,291,620   ROMULUS FUNDING CORPORATION++                                       0.90         04/24/2009         1,290,877
     645,810   ROMULUS FUNDING CORPORATION++(p)                                    1.00         04/22/2009           645,433
   1,937,430   SANPAOLO IMI US FINANCIAL COMPANY                                   0.49         04/21/2009         1,936,903
   2,260,335   SOCIETE GENERALE NY                                                 1.05         04/27/2009         2,261,395
   2,337,832   STARBIRD FUNDING CORPORATION++                                      0.60         04/30/2009         2,336,702
     645,810   STATE STREET CORPORATION                                            0.40         04/01/2009           645,810
   1,937,430   SURREY FUNDING CORPORATION++(p)                                     0.55         04/06/2009         1,937,282
   2,583,240   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)             0.53         04/20/2009         2,582,518
   2,260,335   TICONDEROGA MASTER FUNDING LIMITED++                                0.45         04/28/2009         2,259,572
   2,260,335   TULIP FUNDING CORPORATION++(p)                                      0.50         04/15/2009         2,259,896
   2,389,497   UBS FINANCE (DELAWARE) LLC                                          0.55         04/23/2009         2,388,694
   2,260,335   UNICREDITO ITALIANO BANK (IRELAND) PLC++                            0.70         04/27/2009         2,259,193
     968,715   VERSAILLES CP LLC++                                                 0.60         04/01/2009           968,719
   2,331,258   VICTORIA FINANCE LLC+++/-####(a)(i)                                 0.38         07/28/2008         1,072,379
   1,353,789   VICTORIA FINANCE LLC+++/-####(a)(i)                                 0.41         08/07/2008           622,743
   1,658,722   VICTORIA FINANCE LLC+++/-####(a)(i)                                 1.19         04/03/2008           763,012
   2,692,405   VICTORIA FINANCE LLC+++/-####(a)(i)                                 1.20         02/15/2008         1,238,506
   2,596,608   WHITE PINE FINANCE LLC+++/-####(a)(i)                               1.15         02/22/2008         2,172,323
     387,486   WINDMILL FUNDING CORPORATION++                                      0.40         04/03/2009           387,477
   2,195,754   WINDMILL FUNDING CORPORATION++(p)                                   0.50         04/24/2009         2,195,053
                                                                                                                 123,275,262
                                                                                                              --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $162,091,182)                                                      155,049,118
                                                                                                              --------------

                   Wells Fargo Advantage Master Portfolios 35


              Portfolio of Investments--March 31, 2009 (Unaudited)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE        VALUE
------------   ------------------------------------------------------------   -------------   -------------   --------------
SHORT-TERM INVESTMENTS: 1.28%
  16,098,170   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                   $   16,098,170
                                                                                                              --------------

  PRINCIPAL
------------
US TREASURY BILLS: 0.18%
     180,000   US TREASURY BILL###                                                0.30%         08/06/2009           179,832
      50,000   US TREASURY BILL###                                                0.34          08/06/2009            49,953
   2,065,000   US TREASURY BILL###                                                0.39          08/06/2009         2,063,069
     110,000   US TREASURY BILL###                                                0.41          08/06/2009           109,897
      30,000   US TREASURY BILL###                                                0.44          08/06/2009            29,972
     150,000   US TREASURY BILL###                                                0.97          05/07/2009           149,974
                                                                                                                   2,582,697
                                                                                                              --------------
TOTAL SHORT-TERM INVESTMENTS (COST $18,679,729)                                                                   18,680,867
                                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,201,905,146)*                                               111.12%                                  $1,628,341,451
OTHER ASSETS AND LIABILITIES, NET                                    (11.12)                                    (162,923,564)
                                                                     ------                                   --------------
TOTAL NET ASSETS                                                     100.00%                                  $1,465,417,887
                                                                     ======                                   ==============

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

(l) Long-term security of an affiliate of the fund with a total cost of $37,568,613.

##   Zero coupon bond. Interest rate presented is yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

#    Security pledged as collateral for futures transactions. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $16,098,170.

* Cost for federal income tax purposes is $2,222,382,449 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 150,034,278
Gross unrealized depreciation                 (744,075,276)
                                             -------------
Net unrealized appreciation (depreciation)   $(594,040,998)

The accompanying notes are an integral part of these financial statements.

                   36 Wells Fargo Advantage Master Portfolios


         Statement of Assets and Liabilities--March 31, 2009 (Unaudited)

                                                                      Index
                                                                    Portfolio
                                                                ----------------
ASSETS
   Investments
      In securities, at value (including securities on loan) ...  $1,444,521,783
      Collateral received for securities loaned (Note 2) .......     155,049,118
      In affiliates ............................................      28,770,550
                                                                  --------------
   Total investments at value (see cost below) .................   1,628,341,451
                                                                  --------------
   Variation margin receivable on futures contracts ............         241,500
   Receivable for investments sold .............................          66,534
   Receivables for dividends and interest ......................       2,866,357
                                                                  --------------
Total assets ...................................................   1,631,515,842
                                                                  --------------
LIABILITIES
   Payable for investments purchased ...........................         287,230
   Payable upon return of securities loaned (Note 2) ...........     165,693,072
   Payable to investment advisor and affiliates (Note 3) .......          79,097
   Accrued expenses and other liabilities ......................          38,556
                                                                  --------------
Total liabilities ..............................................     166,097,955
                                                                  --------------
TOTAL NET ASSETS ...............................................  $1,465,417,887
                                                                  ==============
Investments at cost ............................................  $2,201,905,146
                                                                  --------------
Securities on loan, at value (Note 2) ..........................  $  158,010,868
                                                                  --------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 37


  Statement of Operations--For the Six Months Ended March 31, 2009 (Unaudited)

                                                                               Index
                                                                             Portfolio
                                                                          -------------
INVESTMENT INCOME
   Dividends(1) .......................................................   $  23,794,035
   Interest ...........................................................          11,506
   Income from affiliated securities ..................................         625,189
   Securities lending income ..........................................         318,932
                                                                          -------------
Total investment income ...............................................      24,749,662
                                                                          -------------
EXPENSES
   Advisory fees ......................................................         725,713
   Custody fees .......................................................         160,282
   Professional fees ..................................................          21,577
   Shareholder reports ................................................           2,050
   Trustees' fees .....................................................           5,289
   Other fees and expenses ............................................          19,897
                                                                          -------------
Total expenses ........................................................         934,808
                                                                          -------------
LESS
   Waived fees and reimbursed expenses (Note 3) .......................         (88,779)
   Net expenses .......................................................         846,029
                                                                          -------------
Net investment income (loss) ..........................................      23,903,633
                                                                          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ....       6,316,033
   Futures transactions ...............................................      (6,911,005)
   Affiliated Securities ..............................................       1,123,926
                                                                          -------------
Net realized gain and loss from investments ...........................         528,954
                                                                          -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ....    (699,746,259)
   Collateral received for securities loaned ..........................      (7,042,064)
   Futures transactions ...............................................       1,019,243
                                                                          -------------
Net change in unrealized appreciation (depreciation) of investments ...    (705,769,080)
                                                                          -------------
Net realized and unrealized gain (loss) on investments ................    (705,240,126)
                                                                          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......   $(681,336,493)
                                                                          =============
(1.) Net of foreign withholding taxes of ..............................   $       3,272

The accompanying notes are an integral part of these financial statements.

                   38 Wells Fargo Advantage Master Portfolios


                       Statements of Changes in Net Assets

                                                                                             INDEX PORTFOLIO
                                                                                   ---------------------------------
                                                                                        For the          For the
                                                                                   Six Months Ended     Year Ended
                                                                                    March 31, 2009    September 30,
                                                                                     (Unaudited)           2008
                                                                                   ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $2,237,608,527    $2,814,355,166
OPERATIONS
   Net investment income (loss) ................................................       23,903,633        51,460,370
   Net realized gain (loss) on investments .....................................          528,954        76,537,197
   Net change in unrealized appreciation (depreciation) of investments .........     (705,769,080)     (637,057,378)
                                                                                   --------------    --------------
Net increase (decrease) in net assets resulting from operations ................     (681,336,493)     (509,059,811)
                                                                                   --------------    --------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................      117,814,187       283,521,466
   Withdrawals .................................................................     (208,668,334)     (351,208,294)
                                                                                   --------------    --------------
Net increase (decrease) from transactions in investors' beneficial interests ...      (90,854,147)      (67,686,828)
                                                                                   --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................     (772,190,640)     (576,746,639)
                                                                                   --------------    --------------
ENDING NET ASSETS ..............................................................   $1,465,417,887    $2,237,608,527
                                                                                   ==============    ==============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 39


                              Financial Highlights


                                                     Ratio to Average Net Assets (Annualized)(1)
                                                   ----------------------------------------------             Portfolio
                                                   Net Investment   Gross    Expenses       Net      Total    Turnover
                                                    Income (Loss)  Expenses   Waived     Expenses  Return(2)     Rate
                                                   --------------  --------  ----------  --------  ---------  ---------
INDEX PORTFOLIO
October 1, 2008 to March 31, 2009 (Unaudited)...        2.98%       0.12%     (0.01)%      0.11%   (30.73)%      6%
October 1, 2007 to September 30, 2008...........        2.07%       0.11%      0.00%(3)    0.11%   (22.28)%      5%
October 1, 2006 to September 30, 2007...........        1.86%       0.11%     (0.01)%      0.10%    16.35%       8%
October 1, 2005 to September 30, 2006...........        1.86%       0.11%      0.00%       0.11%    10.70%       9%
October 1, 2004 to September 30, 2005...........        2.08%       0.12%     (0.08)%      0.04%    12.23%       8%
October 1, 2003 to September 30, 2004...........        1.71%       0.17%     (0.14)%      0.03%    13.87%       2%

----------
(1.) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
     3).

(2.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3.) Amount calculated is less than .005%.

The accompanying notes are an integral part of these financial statements.

                   40 Wells Fargo Advantage Master Portfolios


                          Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios (each, a "Fund" and collectively, the "Funds"). These financial statements are for the Index Portfolio.

Interests in the Fund are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

In connection with the transaction described below, the Index Portfolio received securities that were contributed in-kind by the Wells Fargo Advantage Index Fund, a series of Wells Fargo Funds Trust, in an in-kind subscription for interests in the portfolio. As of the open of business on July 21, 2008, the series of Wells Fargo Funds Trust identified below as an "Acquiring Gateway Fund" acquired all of the assets and assumed all of the liabilities of its corresponding series of Wells Fargo Funds Trust identified below as a "Target Gateway Fund" (a "Gateway Acquisition"), as shown in the table below.

Target Gateway Fund                             Acquiring Gateway Fund
-------------------                        --------------------------------
WELLS FARGO ADVANTAGE EQUITY INDEX FUND    Wells Fargo Advantage Index Fund

The Gateway Acquisition was accomplished through the following steps. In a tax-free exchange, the Wells Fargo Advantage Index Fund issued 5,921,421 of its shares (valued at $286,059,163) in exchange for all of the assets and liabilities of the Wells Fargo Advantage Equity Index Fund. The aggregate net assets of the Wells Fargo Advantage Equity Index Fund at the close of business on July 18, 2008 were valued at $286,059,163 and were combined with those of the Wells Fargo Advantage Index Fund. The Target Gateway Fund then liquidated by distributing the corresponding Acquiring Gateway Fund shares pro rata to the Target Gateway Fund shareholders, so that Target Gateway Fund shareholders received shares of a specified class of the corresponding Acquiring Gateway Fund with a total value equal to the value of their Target Gateway Fund shares at the close of business on July 18, 2008. The Wells Fargo Advantage Index Fund then transferred in-kind the assets acquired in the Gateway Acquisition valued at $286,059,163 to the Index Portfolio in which it invests all or substantially all of its assets in exchange for interests in the Index Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

                   Wells Fargo Advantage Master Portfolios 41


                         Notes to Financial Statements

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Fund's Fair Valuation Procedures.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

The Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments in securities:

                                                               Total Fair Value
PORTFOLIO             Level 1         Level 2       Level 3     as of 3/31/2009
---------         --------------   ------------   ----------   ----------------
INDEX PORTFOLIO   $1,502,483,492   $117,742,781   $8,115,178    $1,628,341,451

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments in other financial instruments.*

                                                 Total Unrealized
                                                   Appreciation/
PORTFOLIO          Level 1   Level 2   Level 3    (Depreciation)
---------         --------   -------   -------   ----------------
INDEX PORTFOLIO   $749,543     $0        $0         $749,543

*    Other financial instruments include: futures and options.

                   42 Wells Fargo Advantage Master Portfolios


                          Notes to Financial Statements

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                             Index
                                           Portfolio
                                          ------------
Balance as of 09/30/2008                  $ 28,528,691
   Accrued discounts (premiums)                      0
   Realized gain (loss)                              0
   Change in unrealized appreciation
      (depreciation)                        (2,905,171)
   Net purchases (sales)                   (17,508,342)
   Net transfer in (out) of Level 3                  0
Balance as of 03/31/2009                  $  8,115,178

The following is a summary of the unrealized appreciation (depreciation) associated with (Level 3) securities held as of March 31, 2009:

                                             Index
                                            Portfolio
                                           -----------
Change in unrealized appreciation
   (depreciation) relating to securities
   held at the end of reporting period     $(2,905,171)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Fund of the Trust is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Fund's financial statement. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: May 31, 2006; May 31, 2007; May 31, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

FUTURES CONTRACTS

The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such

                   Wells Fargo Advantage Master Portfolios 43


                          Notes to Financial Statements

receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2009, the Fund held open futures contracts:

                                                        Notional    Net Unrealized
                                                        Contract     Appreciation
PORTFOLIO         Contracts   Type    Expiration Date    Amount     (Depreciation)
---------         ---------  -------  ---------------  -----------  --------------
INDEX PORTFOLIO    92 Long   S&P 500     June 2009     $17,530,857     $749,543

SECURITY LOANS

The Fund may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Fund and receives for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. For the six-month period ended March 31, 2009, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statement of Operations. The value of the securities on loan, the related collateral and the liability to return the collateral at March 31, 2009, are shown on the Statement of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Fund may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations,

                   44 Wells Fargo Advantage Master Portfolios


                          Notes to Financial Statements

collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of March 31, 2009, the Fund owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of the Fund's net assets invested in these securities:

                   Defaulted SIVs
PORTFOLIO         ($Market Value)   % of Net Assets
---------         ---------------   ---------------
INDEX PORTFOLIO      5,918,062            0.40

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                          Advisory                                           Subadvisory
                                         Fees (% of                                           Fees (% of
                     Average Daily     Average Daily                      Average Daily     Average Daily
PORTFOLIO             Net Assets        Net Assets)      Subadviser        Net Assets        Net Assets)
---------         ------------------   -------------   -------------   ------------------   -------------
INDEX PORTFOLIO   First $500 million       0.100       Wells Capital   First $100 million       0.050
                   Next $500 million       0.100         Management     Next $100 million       0.030
                     Next $2 billion       0.075        Incorporated    Over $200 million       0.020
                     Next $2 billion       0.075
                     Over $5 billion       0.050

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rate:

                    % of Average
PORTFOLIO         Daily Net Assets
---------         ----------------
INDEX PORTFOLIO         0.02

OTHER FEES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust. PNC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Portfolio also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its independent Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

                   Wells Fargo Advantage Master Portfolios 45


                          Notes to Financial Statements

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six-month period ended March 31, 2009, were waived by Funds Management, first from advisory fees, and then any remaining amount from custody fees. Funds Management has contractually committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios, including the underlying fees and expenses of the Fund, for certain series of Wells Fargo Funds Trust that invest substantially all or a portion of their assets in the Fund.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six-month period ended March 31, 2009, were as follows:

PORTFOLIO         Purchases at Cost   Sales Proceeds
---------         -----------------   --------------
INDEX PORTFOLIO      108,530,562        191,838,161

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities--an amendment of FASB Statement No. 133"("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, and interim periods within those years. As of March 31, 2009, Management is continuing to evaluate the impact, if any, that adoption of SFAS 161 may have on the financial statements.

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly" ("FAS 157-4"). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

                       46 Wells Fargo Advantage Index Fund


                          Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

DISTRIBUTION INFORMATION

On July 17, 2008, the Wells Fargo Advantage Equity Index Fund ("Target Fund") paid a distribution of $4.84181 per share to shareholders of record as of July 16, 2008, that included amounts from net investment income, short-term capital gain, long-term capital gain and return of capital. It is a requirement of law to notify shareholders if an investment company pays a dividend, or makes a distribution in the nature of a dividend payment, to its shareholders from sources other than net investment income. Accordingly, pursuant to Rule 19a-1 of the 1940 Act, the sources of the distributions are as follows:

                  Net      Short-Term   Long-Term
              Investment     Capital     Capital    Return of
                Income        Gain         Gain      Capital
              ----------   ----------   ---------   ---------
TARGET FUND     13.87%        0.42%       84.63%      1.08%

These figures provided are for informational purposes only and should not be used for tax reporting. If applicable, shareholders would have received their 2008 IRS Form 1099-DIV in January 2009 for any taxable accounts, which will contain the appropriate information to enable them to file their federal and state income tax returns.

A "return of capital" represents a return of shareholders' original investment in their shares and should not be confused with dividend "yield" or "income." Shareholders that held Target Fund shares in taxable accounts must, upon a taxable disposition of their shares, reduce the cost basis in their shares (including any shares of the Wells Fargo Advantage Index Fund received in the reorganization) to the extent that the distribution contains a return of capital and, if they have no further basis in their shares, report any excess as capital gain. Shareholders should consult their tax advisers regarding the federal, state and local tax considerations that may be applicable to their individual circumstances.

                       Wells Fargo Advantage Index Fund 47


                          Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"), Members of the Advisory Board of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees, Advisory Board Members and Officers listed below acts in identical capacities for each of the 134 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee, Advisory Board Member and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee, Advisory Board Member and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                            Position Held and
Name and Age               Length of Service(2)     Principal Occupations During Past Five Years   Other Directorships
------------            -------------------------   --------------------------------------------   -------------------
Thomas S. Goho(3)       Trustee, since 1987         Co-Director for the Calloway School            None
66                                                  of Stephens University of Wake Forest
                                                    University. Prior thereto, the Thomas Goho
                                                    Chair of Finance of Wake Forest
                                                    University, Calloway School of Business
                                                    and Accountancy, from 2006-2007 and
                                                    Associate Professor of Finance from
                                                    1999-2005.

Peter G. Gordon         Trustee, since 1998;        Co-Founder, Chairman, President and CEO of     None
66                      Chairman, since 2005        Crystal Geyser Water Company.
                        (Lead Trustee since 2001)

Judith M. Johnson       Trustee, since 2008         Retired. Prior thereto, Chief Executive        None
59                                                  Officer and Chief Investment Officer of
                                                    Minneapolis Employees Retirement Fund from
                                                    1996 to 2008. Ms. Johnson is a certified
                                                    public accountant and a certified
                                                    managerial accountant.

Olivia S. Mitchell      Trustee, since 2006         Professor of Insurance and Risk                None
56                                                  Management, Wharton School, University of
                                                    Pennsylvania. Director of the Boettner
                                                    Center on Pensions and Retirement
                                                    Research. Research associate and board
                                                    member, Penn Aging Research Center.
                                                    Research associate, National Bureau of
                                                    Economic Research.

Timothy J. Penny        Trustee, since 1996         President and CEO of Southern Minnesota        None
57                                                  Initiative Foundation, a non-profit
                                                    organization since 2007 and Senior Fellow
                                                    at the Humphrey Institute Policy Forum at
                                                    the University of Minnesota since 1995.
                                                    Member of the Board of Trustees of
                                                    NorthStar Education Finance, Inc., a
                                                    non-profit organization, since 2007.

Donald C. Willeke       Trustee, since 1996         Principal of the law firm of Willeke &         None
68                                                  Daniels. General Counsel of the
                                                    Minneapolis Employees Retirement Fund from
                                                    1984 to present.

                              48 Wells Fargo Advantage Index Fund


                                 Other Information (Unaudited)

ADVISORY BOARD MEMBERS

                            Position Held and
Name and Age               Length of Service(2)     Principal Occupations During Past Five Years   Other Directorships
------------            -------------------------   --------------------------------------------   -------------------
Isaiah Harris, Jr.(4)   Advisory Board              Retired. Prior thereto, President and CEO      CIGNA Corporation;
56                      Member, since 2008          of BellSouth Advertising and Publishing        Deluxe Corporation
                                                    Corp. from 2005 to 2007, President and CEO
                                                    of BellSouth Enterprises from 2004 to 2005
                                                    and President of BellSouth Consumer
                                                    Services from 2000 to 2003. Currently a
                                                    member of the Iowa State University
                                                    Foundation Board of Governors and a member
                                                    of the Advisory Board of Iowa State
                                                    University School of Business.

David F. Larcker(4)     Advisory Board              James Irvin Miller Professor of Accounting     None
58                      Member, since 2008          at the Graduate School of Business,
                                                    Stanford University. Director of Corporate
                                                    Governance Research Program and
                                                    Co-Director of The Rock Center for
                                                    Corporate Governance since 2006. From 2005
                                                    to 2008, Professor of Accounting at the
                                                    Graduate School of Business, Stanford
                                                    University. Prior thereto, Ernst & Young
                                                    Professor of Accounting at The Wharton
                                                    School, University of Pennsylvania from
                                                    1985 to 2005.

OFFICERS

                            Position Held and
Name and Age               Length of Service(2)     Principal Occupations During Past Five Years   Other Directorships
------------            -------------------------   --------------------------------------------   -------------------
Karla M. Rabusch        President, since 2003       Executive Vice President of Wells Fargo        None
49                                                  Bank, N.A. and President of Wells Fargo
                                                    Funds Management, LLC since 2003. Senior
                                                    Vice President and Chief Administrative
                                                    Officer of Wells Fargo Funds Management,
                                                    LLC from 2001 to 2003.

C. David Messman        Secretary, since 2000;      Senior Vice President and Secretary of         None
48                      Chief Legal Officer,        Wells Fargo Funds Management, LLC since
                        since 2003                  2001. Managing Counsel of Wells Fargo
                                                    Bank, N.A. since 2000.

Stephen W. Leonhardt    Treasurer, since 2007       Vice President and Manager of Fund             None
49                                                  Accounting, Reporting and Tax for Wells
                                                    Fargo Funds Management, LLC since 2007.
                                                    Director of Fund Administration and SEC
                                                    Reporting for TIAA-CREF from 2005 to 2007.
                                                    Chief Operating Officer for UMB Fund
                                                    Services, Inc. from 2004 to 2005.
                                                    Controller for Sungard Transaction
                                                    Networks from 2002 to 2004.

Debra Ann Early         Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo        None
44                      since 2007                  Funds Management, LLC since 2007. Chief
                                                    Compliance Officer of Parnassus
                                                    Investments from 2005 to 2007. Chief
                                                    Financial Officer of Parnassus Investments
                                                    from 2004 to 2007. Senior Audit Manager of
                                                    PricewaterhouseCoopers LLP from 1998 to
                                                    2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Retired as Non-Interested Trustee effective March 31, 2009.

(4.) Effective April 17, 2009, elected as Non-Interested Trustee and ceased to be a member of the Advisory Board.

                       Wells Fargo Advantage Index Fund 49


                          Other Information (Unaudited)

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS: INDEX FUND AND INDEX PORTFOLIO

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust and Wells Fargo Master Trust (collectively, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Boards reviewed and re-approved, during the six months covered by this report: (i) investment advisory agreements with Wells Fargo Funds Management, LLC ("Funds Management") for the Index Fund and Index Portfolio (the "Funds"); and (ii) investment sub-advisory agreements with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at meetings held on March 28, 2008, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 28, 2008, meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Because the Index Fund is a gateway feeder fund that invests all of its assets in the Index Portfolio, which has a substantially similar investment objective and substantially similar investment strategies as the Index Fund, information provided to the Boards regarding the Index Fund is also applicable to the Index Portfolio.

NATURE, EXTENT AND QUALITY OF SERVICES

The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Boards received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Boards evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and Wells Capital Management, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, each of the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

                      50 Wells Fargo Advantage Index Fund


                          Other Information (Unaudited)

FUND PERFORMANCE AND EXPENSES

The Boards considered the performance results for the Funds over various time periods ended December 31, 2007. They also considered these results in comparison to the median performance of a universe of relevant funds that was determined by Lipper Inc. ("Lipper") to be similar to the Funds (the "Universe"), as well as to the Funds' benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in the Universe. The Boards noted that the performance of the Funds was better than or not appreciably below the median performance of the Universe for all time periods.

The Boards received and considered information regarding the Funds' contractual advisory fees, and net operating expense ratios and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Boards also considered comparisons of these fees to the respective median fees of narrower groups of funds that were determined by Lipper to be the most similar to the Funds (the "Peer Group") and to other comparative data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in the Peer Group. The Boards noted that the net operating expense ratios of the Funds were lower than the Peer Group's median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Boards took into account the separate administrative and other services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of the Funds' Peer Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to the Funds' Peer Group, and reasonable in relation to the services provided. The Board of Funds Trust also considered and approved Funds Management's recommendation to reduce administration fees for a share class of the Index Fund in coming to its conclusion.

The Boards also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY

The Boards received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Boards also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2008 Board meetings. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Boards did not consider separate profitability information with respect to Wells Capital Management, as its profitability from its relationship with the Funds was not a material factor in determining whether to renew the agreement.

                       Wells Fargo Advantage Index Fund 51


                         Other Information (Unaudited)

ECONOMIES OF SCALE

The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Boards also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the February 2008 board meetings. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trusts, and those offered by Wells Capital Management to other clients. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates (including Wells Capital Management)).

The Boards also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Boards also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Boards review detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of their quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

               52 Wells Fargo Advantage International Stock Funds


                             List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
CIFG  -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Farm Service Agency
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
HUD   -- Housing & Urban Development
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

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

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

(REDUCE CLUTTER. SAVE TREES. LOGO)

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones"and "Dow Jones Target Date Indexes"are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(C) 2009 Wells Fargo Funds  www.wellsfargo.com/advantagefunds       115840 05-09
Management, LLC. All rights reserved.                       SEGFNLD/SAR112 03-09


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ITEM 2. CODE OF ETHICS
=======================
Not required in this filing


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.


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ITEM 6. SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
        CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
        INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the




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candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.


ITEM 11. CONTROLS AND PROCEDURES
=================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.


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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                      Wells Fargo Funds Trust


                                      By:  /s/ Karla M. Rabusch


                                           Karla M. Rabusch
                                           President

                                      Date: May 21, 2009


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         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                      By:    /s/ Karla M. Rabusch

                                             Karla M. Rabusch
                                             President

                                      Date: May 21, 2009


                                      By:   /s/ Stephen W. Leonhardt


                                            Stephen W. Leonhardt
                                            Treasurer

                                      Date: May 21, 2009

                                  CERTIFICATION
                                  -------------


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Emerging Markets Equity Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Advantage Small Company Value Fund, Wells Fargo Advantage Strategic Small Cap Value Fund, and Wells Fargo Advantage Index Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: May 21, 2009

/s/ Karla M. Rabusch

_______________________
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION
                                  -------------

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Emerging Markets Equity Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Advantage Small Company Value Fund, Wells Fargo Advantage Strategic Small Cap Value Fund, and Wells Fargo Advantage Index Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: May 21, 2009

/s/ Stephen W. Leonhardt

_______________________
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended March 31, 2009 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: May 21, 2009
                                                     /s/ Karla M. Rabusch



                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended March 31, 2009 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: May 21, 2009

                                                     /s/ Stephen W. Leonhardt




                                                     Stephen W. Leonhardt
                                                     Treasurer
                                                     Wells Fargo Funds Trust